Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-102.49%
Aerospace & Defense-1.26%
General Dynamics Corp.
1.15%, 06/01/2026	$6,612,000	$6,612,000
2.13%, 08/15/2026	8,320,000	8,289,729
RTX Corp.
2.65%, 11/01/2026(b)	11,973,000	11,908,899
5.75%, 11/08/2026	20,804,000	20,927,468
		47,738,096
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 2.40%, 11/15/2026	8,321,000	8,265,451
Automobiles-4.93%
American Honda Finance Corp.
5.25%, 07/07/2026	15,810,000	15,827,844
1.30%, 09/09/2026	12,483,000	12,386,526
2.30%, 09/09/2026	8,320,000	8,278,081
4.40%, 10/05/2026(b)	11,651,000	11,666,987
Ford Motor Co., 4.35%, 12/08/2026(b)	24,963,000	24,916,028
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	25,024,000	24,945,329
5.13%, 11/05/2026	19,900,000	19,953,343
PACCAR Financial Corp., 5.20%, 11/09/2026	8,322,000	8,365,223
Toyota Motor Corp. (Japan), 5.28%, 07/13/2026	8,323,000	8,331,973
Toyota Motor Credit Corp.
1.13%, 06/18/2026(b)	14,419,000	14,398,348
4.55%, 08/07/2026(b)	12,482,000	12,496,184
5.00%, 08/14/2026(b)	10,818,000	10,841,287
5.40%, 11/20/2026(b)	14,979,000	15,076,129
		187,483,282
Banks-27.16%
Bank of America Corp., 4.25%, 10/22/2026	33,180,000	33,199,550
Bank of America N.A., 5.53%, 08/18/2026	33,279,000	33,344,392
Bank of Montreal (Canada)
5.30%, 06/05/2026	19,224,000	19,226,489
5.27%, 12/11/2026	19,068,000	19,191,924
Bank of Nova Scotia (The) (Canada)
1.35%, 06/24/2026	10,069,000	10,052,374
1.30%, 09/15/2026(b)	14,923,000	14,809,327
5.35%, 12/07/2026	19,070,000	19,193,096
BPCE S.A. (France), 3.38%, 12/02/2026(b)	10,015,000	9,977,006
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(b)	14,092,000	14,177,387
Citibank N.A.
4.93%, 08/06/2026	24,777,000	24,800,076
5.49%, 12/04/2026(b)	33,262,000	33,481,247
Citigroup, Inc.
3.20%, 10/21/2026	49,791,000	49,607,635
4.30%, 11/20/2026	16,581,000	16,598,881
	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands)
3.75%, 07/21/2026	$24,774,000	$24,760,234
4.33%, 08/28/2026(b)	8,330,000	8,338,266
5.50%, 10/05/2026	11,606,000	11,663,396
HSBC Holdings PLC (United Kingdom), 4.38%, 11/23/2026	14,721,000	14,726,058
JPMorgan Chase & Co.
3.20%, 06/15/2026	24,904,000	24,897,711
2.95%, 10/01/2026(b)	49,791,000	49,621,003
7.63%, 10/15/2026	8,290,000	8,400,633
4.13%, 12/15/2026	33,195,000	33,202,981
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	45,596,000	45,783,561
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.76%, 09/13/2026	16,571,000	16,512,744
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	16,629,000	16,570,999
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	27,478,000	27,659,512
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	11,606,000	11,540,027
Royal Bank of Canada (Canada)
1.15%, 07/14/2026	12,435,000	12,394,067
5.20%, 07/20/2026	16,581,000	16,609,532
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.88%, 07/13/2026(b)	14,162,000	14,194,727
2.63%, 07/14/2026	37,344,000	37,285,638
1.40%, 09/17/2026	33,261,000	33,017,774
3.01%, 10/19/2026(b)	24,963,000	24,867,538
Toronto-Dominion Bank (The) (Canada)
5.53%, 07/17/2026	29,874,000	29,937,266
5.26%, 12/11/2026(b)	8,291,000	8,339,145
4.57%, 12/17/2026	23,236,000	23,301,497
Truist Bank, 3.80%, 10/30/2026	14,111,000	14,096,157
U.S. Bancorp, Series V, 2.38%, 07/22/2026	22,404,000	22,354,785
UBS AG (Switzerland)
1.25%, 06/01/2026(b)	12,136,000	12,136,000
1.25%, 08/07/2026	27,051,000	26,908,954
Wells Fargo & Co.
4.10%, 06/03/2026	34,722,000	34,721,871
3.00%, 10/23/2026	58,089,000	57,859,408
Wells Fargo Bank N.A.
5.45%, 08/07/2026(b)	36,484,000	36,539,489
5.25%, 12/11/2026	37,262,000	37,481,842
		1,033,382,199
Beverages-1.97%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	13,237,000	13,281,678
Molson Coors Beverage Co., 3.00%, 07/15/2026	33,284,000	33,235,177
PepsiCo, Inc.
2.38%, 10/06/2026	16,643,000	16,557,460
5.13%, 11/10/2026	11,651,000	11,692,793
		74,767,108

See accompanying notes which are an integral part of this schedule.

0

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Biotechnology-2.94%
AbbVie, Inc., 2.95%, 11/21/2026	$66,415,000	$ 66,113,911
Amgen, Inc., 2.60%, 08/19/2026	20,804,000	20,736,703
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	24,963,000	24,882,229
		111,732,843
Capital Markets-7.63%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	8,322,000	8,296,893
Ares Capital Corp., 2.15%, 07/15/2026	16,642,000	16,592,463
Bank of New York Mellon Corp. (The)
2.45%, 08/17/2026	12,435,000	12,396,934
1.05%, 10/15/2026(b)	8,290,000	8,201,474
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	11,636,000	11,562,228
Blue Owl Capital Corp., 3.40%, 07/15/2026(b)	16,643,000	16,619,176
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	7,446,000	7,446,021
Charles Schwab Corp. (The), 5.88%, 08/24/2026	16,643,000	16,693,571
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	45,641,000	45,520,595
Morgan Stanley
3.13%, 07/27/2026	49,791,000	49,730,284
6.25%, 08/09/2026(b)	11,965,000	12,015,011
4.35%, 09/08/2026	37,343,000	37,361,158
Nasdaq, Inc., 3.85%, 06/30/2026	7,153,000	7,151,983
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	20,723,000	20,664,549
State Street Corp., 5.27%, 08/03/2026(b)	19,917,000	19,940,704
		290,193,044
Chemicals-0.33%
Ecolab, Inc., 2.70%, 11/01/2026	12,483,000	12,420,002
Commercial Services & Supplies-0.96%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	16,643,000	16,499,172
Republic Services, Inc., 2.90%, 07/01/2026	8,300,000	8,292,165
Veralto Corp., 5.50%, 09/18/2026	11,649,000	11,682,120
		36,473,457
Communications Equipment-0.65%
Cisco Systems, Inc., 2.50%, 09/20/2026	24,964,300	24,860,516
Consumer Finance-2.22%
American Express Co., 1.65%, 11/04/2026(b)	18,239,000	18,065,152
Capital One Financial Corp., 3.75%, 07/28/2026	24,893,000	24,879,052
General Motors Financial Co., Inc.
1.50%, 06/10/2026	20,724,000	20,709,243
4.00%, 10/06/2026	12,483,000	12,473,726
Synchrony Financial, 3.70%, 08/04/2026	8,291,000	8,284,057
		84,411,230
Consumer Staples Distribution & Retail-1.31%
Kroger Co. (The), 2.65%, 10/15/2026	12,483,000	12,419,016
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp., 3.30%, 07/15/2026	$16,642,000	$ 16,624,501
Walmart, Inc., 1.05%, 09/17/2026	20,802,000	20,624,832
		49,668,349
Containers & Packaging-0.22%
Sonoco Products Co., 4.45%, 09/01/2026	8,320,000	8,322,932
Electric Utilities-3.73%
Commonwealth Edison Co., 2.55%, 06/15/2026	8,212,000	8,207,418
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	9,985,000	9,932,257
Duke Energy Corp., 2.65%, 09/01/2026	24,964,000	24,871,163
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	12,412,000	12,408,417
Entergy Corp., 2.95%, 09/01/2026	12,483,000	12,445,352
Fortis, Inc. (Canada), 3.06%, 10/04/2026(b)	18,300,000	18,231,290
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026(b)	9,950,000	9,938,576
Southern California Edison Co., 4.40%, 09/06/2026	8,320,000	8,321,473
Southern Co. (The), 3.25%, 07/01/2026	29,124,000	29,103,498
Xcel Energy, Inc., 3.35%, 12/01/2026	8,320,000	8,288,549
		141,747,993
Electrical Equipment-0.32%
Emerson Electric Co., 0.88%, 10/15/2026	12,482,000	12,348,756
Electronic Equipment, Instruments & Components-0.30%
TD SYNNEX Corp., 1.75%, 08/09/2026	11,634,000	11,576,013
Energy Equipment & Services-0.26%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	9,986,000	9,885,328
Entertainment-0.87%
Netflix, Inc., 4.38%, 11/15/2026	16,643,000	16,677,124
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	16,643,000	16,590,065
		33,267,189
Financial Services-4.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/2026	62,406,000	61,975,868
Blackstone Private Credit Fund, 2.63%, 12/15/2026	20,655,000	20,412,835
Block, Inc., 2.75%, 06/01/2026	13,123,000	13,123,000
Fiserv, Inc., 3.20%, 07/01/2026	33,286,000	33,262,790
Mastercard, Inc., 2.95%, 11/21/2026	12,483,000	12,422,871
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	20,804,000	20,709,810
State Street Bank and Trust Co., 4.59%, 11/25/2026	19,143,000	19,216,969
Voya Financial, Inc., 3.65%, 06/15/2026	6,446,000	6,443,900
		187,568,043
Food Products-2.07%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	16,643,000	16,599,595

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	$11,651,000	$ 11,627,978
Conagra Brands, Inc., 5.30%, 10/01/2026	8,320,000	8,352,874
Hershey Co. (The), 2.30%, 08/15/2026(b)	8,320,000	8,291,416
Ingredion, Inc., 3.20%, 10/01/2026	8,320,000	8,293,958
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	25,736,000	25,736,000
		78,901,821
Ground Transportation-0.96%
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	16,643,000	16,460,249
CSX Corp., 2.60%, 11/01/2026	11,650,000	11,577,645
Norfolk Southern Corp., 2.90%, 06/15/2026	8,654,000	8,650,285
		36,688,179
Health Care Equipment & Supplies-0.74%
Abbott Laboratories, 3.75%, 11/30/2026	28,292,000	28,269,737
Health Care Providers & Services-2.00%
Cardinal Health, Inc., 4.70%, 11/15/2026	8,320,000	8,342,772
CVS Health Corp., 2.88%, 06/01/2026(b)	24,936,000	24,936,000
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	5,912,000	5,912,000
McKesson Corp., 1.30%, 08/15/2026	8,320,000	8,272,749
Quest Diagnostics, Inc., 3.45%, 06/01/2026	6,312,000	6,312,000
UnitedHealth Group, Inc., 4.75%, 07/15/2026(b)	10,817,000	10,827,623
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	11,651,000	11,571,468
		76,174,612
Health Care REITs-0.28%
Healthpeak OP LLC, 3.25%, 07/15/2026	10,816,000	10,801,648
Hotels, Restaurants & Leisure-0.89%
Booking Holdings, Inc., 3.60%, 06/01/2026	13,423,000	13,423,000
Marriott International, Inc., Series R, 3.13%, 06/15/2026	12,406,000	12,400,786
Starbucks Corp., 2.45%, 06/15/2026	8,216,000	8,211,086
		34,034,872
Household Durables-0.26%
DR Horton, Inc., 1.30%, 10/15/2026	9,985,000	9,885,358
Household Products-0.38%
Procter & Gamble Co. (The), 2.45%, 11/03/2026	14,562,000	14,474,931
Industrial Conglomerates-0.94%
3M Co., 2.25%, 09/19/2026(b)	10,817,000	10,761,398
Honeywell International, Inc., 2.50%, 11/01/2026	24,964,000	24,808,975
		35,570,373
Insurance-0.70%
Allstate Corp. (The), 3.28%, 12/15/2026	9,153,000	9,117,667
	Principal Amount	Value
Insurance-(continued)
Arch Capital Finance LLC, 4.01%, 12/15/2026	$8,322,000	$ 8,315,269
Old Republic International Corp., 3.88%, 08/26/2026	9,154,000	9,148,021
		26,580,957
Interactive Media & Services-0.87%
Alphabet, Inc., 2.00%, 08/15/2026, (Acquired 09/13/2016 - 05/29/2026; Cost $33,082,776)(b)(c)	33,285,000	33,159,112
IT Services-0.72%
CGI, Inc. (Canada), 1.45%, 09/14/2026	9,979,000	9,895,578
DXC Technology Co., 1.80%, 09/15/2026	6,655,000	6,604,021
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	11,058,000	10,957,031
		27,456,630
Leisure Products-0.22%
Hasbro, Inc., 3.55%, 11/19/2026(b)	8,270,000	8,243,087
Life Sciences Tools & Services-0.92%
Illumina, Inc., 4.65%, 09/09/2026	8,320,000	8,325,709
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	9,985,000	9,995,996
5.00%, 12/05/2026	16,643,000	16,708,649
		35,030,354
Machinery-3.06%
Caterpillar Financial Services Corp.
1.15%, 09/14/2026(b)	8,320,000	8,255,605
4.45%, 10/16/2026	12,482,000	12,510,462
CNH Industrial Capital LLC, 1.45%, 07/15/2026	9,985,000	9,952,072
Fortive Corp., 3.15%, 06/15/2026	12,875,000	12,868,844
Illinois Tool Works, Inc., 2.65%, 11/15/2026	16,643,000	16,543,514
John Deere Capital Corp.
4.75%, 06/08/2026(b)	9,950,000	9,951,646
2.65%, 06/10/2026	7,212,000	7,209,867
1.05%, 06/17/2026(b)	9,126,000	9,114,825
5.15%, 09/08/2026(b)	9,152,000	9,183,363
Wabtec Corp., 3.45%, 11/15/2026	12,483,000	12,433,690
Xylem, Inc., 3.25%, 11/01/2026(b)	8,320,000	8,287,731
		116,311,619
Multi-Utilities-1.16%
Ameren Corp., 5.70%, 12/01/2026	9,985,000	10,050,198
CenterPoint Energy, Inc., 1.45%, 06/01/2026	6,612,000	6,612,000
DTE Electric Co., 4.85%, 12/01/2026(b)	8,320,000	8,360,065
DTE Energy Co., 2.85%, 10/01/2026(b)	9,986,000	9,942,441
Sempra, 5.40%, 08/01/2026	9,155,000	9,165,044
		44,129,748
Office REITs-0.44%
Boston Properties L.P., 2.75%, 10/01/2026	16,643,000	16,571,742
Oil, Gas & Consumable Fuels-4.05%
Diamondback Energy, Inc., 3.25%, 12/01/2026	11,627,000	11,584,120

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	$8,320,000	$8,245,144
5.90%, 11/15/2026(b)	12,483,000	12,561,101
4.25%, 12/01/2026	12,483,000	12,483,134
Energy Transfer L.P.
3.90%, 07/15/2026	9,152,000	9,148,096
6.05%, 12/01/2026	16,643,000	16,763,646
Exxon Mobil Corp., 2.28%, 08/16/2026	16,643,000	16,584,384
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	8,320,000	8,231,580
ONEOK, Inc., 5.55%, 11/01/2026	12,483,000	12,542,274
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	12,482,000	12,491,497
Shell International Finance B.V., 2.50%, 09/12/2026	16,643,000	16,574,455
Spectra Energy Partners L.P., 3.38%, 10/15/2026	9,985,000	9,955,263
Valero Energy Corp., 3.40%, 09/15/2026(b)	7,088,000	7,070,440
		154,235,134
Personal Care Products-0.31%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	11,686,000	11,652,783
Pharmaceuticals-2.03%
Pfizer, Inc.
2.75%, 06/03/2026(b)	20,625,000	20,623,873
3.00%, 12/15/2026	29,124,000	28,994,716
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	27,724,000	27,720,250
		77,338,839
Professional Services-0.27%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	8,309,000	8,302,818
Concentrix Corp., 6.65%, 08/02/2026	2,079,000	2,081,095
		10,383,913
Residential REITs-0.44%
Camden Property Trust, 5.85%, 11/03/2026(b)	8,320,000	8,367,089
ERP Operating L.P., 2.85%, 11/01/2026	8,320,000	8,282,197
		16,649,286
Retail REITs-1.05%
Kimco Realty OP LLC, 2.80%, 10/01/2026	8,320,000	8,285,057
Realty Income Corp.
4.88%, 06/01/2026	8,294,000	8,294,000
4.13%, 10/15/2026	10,817,000	10,820,381
Simon Property Group L.P., 3.25%, 11/30/2026	12,482,000	12,434,777
		39,834,215
Semiconductors & Semiconductor Equipment-1.60%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026(b)	14,560,000	14,574,522
Analog Devices, Inc., 3.50%, 12/05/2026	14,979,000	14,945,384
NVIDIA Corp., 3.20%, 09/16/2026	16,643,000	16,616,622
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc., 1.80%, 06/01/2026	$6,512,000	$ 6,512,000
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	8,320,000	8,252,852
		60,901,380
Software-4.34%
Intuit, Inc., 5.25%, 09/15/2026(b)	12,483,000	12,516,734
Microsoft Corp., 2.40%, 08/08/2026	66,567,000	66,381,928
Oracle Corp., 2.65%, 07/15/2026	49,926,000	49,832,880
Roper Technologies, Inc., 3.80%, 12/15/2026	11,651,000	11,632,933
VMware LLC, 1.40%, 08/15/2026	24,964,000	24,822,637
		165,187,112
Specialized REITs-1.99%
American Tower Corp.
1.45%, 09/15/2026	9,985,000	9,910,120
3.38%, 10/15/2026	16,643,000	16,599,283
Crown Castle, Inc.
3.70%, 06/15/2026	12,412,000	12,407,164
1.05%, 07/15/2026	16,643,000	16,580,962
Extra Space Storage L.P., 3.50%, 07/01/2026	9,600,000	9,595,630
Public Storage Operating Co., 1.50%, 11/09/2026	10,818,000	10,696,174
		75,789,333
Specialty Retail-2.94%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026	28,679,500	28,714,279
Home Depot, Inc. (The)
5.15%, 06/25/2026	24,825,000	24,845,169
2.13%, 09/15/2026	16,643,000	16,559,053
4.95%, 09/30/2026	12,481,500	12,513,459
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	12,483,000	12,557,370
TJX Cos., Inc. (The), 2.25%, 09/15/2026	16,643,000	16,562,693
		111,752,023
Technology Hardware, Storage & Peripherals-2.59%
Apple, Inc.
2.45%, 08/04/2026	37,445,000	37,357,753
2.05%, 09/11/2026	33,284,000	33,122,452
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	20,804,000	20,826,413
HP, Inc., 1.45%, 06/17/2026	7,364,000	7,356,573
		98,663,191
Textiles, Apparel & Luxury Goods-0.44%
NIKE, Inc., 2.38%, 11/01/2026	16,643,000	16,537,840
Tobacco-0.65%
Altria Group, Inc., 2.63%, 09/16/2026	8,320,000	8,287,944
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	16,642,000	16,601,435
		24,889,379

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.75%
Air Lease Corp., 5.30%, 06/25/2026(b)	$8,650,000	$ 8,655,442
Sumisho Air Lease Corp., 1.88%, 08/15/2026	19,971,000	19,858,464
		28,513,906
Wireless Telecommunication Services-0.22%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	8,320,000	8,273,052
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,896,535,966)		3,898,997,997
	Shares
Money Market Funds-1.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $65,437,054)	65,437,054	65,437,054
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.21% (Cost $3,961,973,020)		3,964,435,051
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.59%
Invesco Private Government Fund, 3.58%(d)(e)(f)	16,779,444	$ 16,779,444
Invesco Private Prime Fund, 3.75%(d)(e)(f)	43,615,711	43,624,434
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,400,395)		60,403,878
TOTAL INVESTMENTS IN SECURITIES-105.80% (Cost $4,022,373,415)		4,024,838,929
OTHER ASSETS LESS LIABILITIES-(5.80)%		(220,558,330)
NET ASSETS-100.00%		$3,804,280,599

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,482,547	$2,036,436,226	$(1,979,481,719)	$-	$-	$65,437,054	$2,258,357
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,321,420	228,371,494	(281,913,470)	-	-	16,779,444	1,308,250*
Invesco Private Prime Fund	183,133,851	510,414,885	(649,920,049)	(10,391)	6,138	43,624,434	3,526,872*
Total	$261,937,818	$2,775,222,605	$(2,911,315,238)	$(10,391)	$6,138	$125,840,932	$7,093,479

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-1.93%
Boeing Co. (The)
5.04%, 05/01/2027	$20,437,000	$20,550,898
6.26%, 05/01/2027	10,142,000	10,306,144
General Dynamics Corp.
3.50%, 04/01/2027	7,623,000	7,589,919
2.63%, 11/15/2027	5,072,000	4,971,774
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	6,100,000	6,013,818
L3Harris Technologies, Inc., 5.40%, 01/15/2027	12,712,000	12,817,447
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	7,613,000	7,727,092
Northrop Grumman Corp., 3.20%, 02/01/2027(b)	7,623,000	7,575,003
RTX Corp., 3.13%, 05/04/2027	11,282,000	11,180,003
		88,732,098
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.05%, 11/15/2027	10,174,000	10,030,088
Automobile Components-0.52%
BorgWarner, Inc., 2.65%, 07/01/2027	11,183,000	10,989,300
Lear Corp., 3.80%, 09/15/2027	5,584,000	5,545,022
United Rentals (North America), Inc., 3.88%, 11/15/2027	7,623,000	7,554,518
		24,088,840
Automobiles-5.75%
American Honda Finance Corp.
2.35%, 01/08/2027(b)	5,082,000	5,026,735
4.90%, 03/12/2027	7,119,000	7,147,067
4.55%, 07/09/2027	9,155,000	9,174,219
4.90%, 07/09/2027	7,115,000	7,161,214
4.45%, 10/22/2027	7,623,000	7,626,209
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	9,155,000	9,127,529
5.80%, 03/05/2027	15,352,000	15,474,859
5.85%, 05/17/2027	15,349,000	15,495,895
4.95%, 05/28/2027	15,353,000	15,389,525
4.13%, 08/17/2027	12,708,000	12,612,675
3.82%, 11/02/2027	7,623,000	7,512,395
7.35%, 11/04/2027	15,355,000	15,845,955
General Motors Co.
4.20%, 10/01/2027	7,713,000	7,691,856
6.80%, 10/01/2027	10,174,000	10,448,673
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	10,174,000	10,036,567
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	5,082,000	5,131,344
4.45%, 08/06/2027(b)	7,109,000	7,148,495
Toyota Motor Corp. (Japan), 4.19%, 06/30/2027	5,072,000	5,075,174
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$6,614,000	$6,639,257
3.20%, 01/11/2027	7,623,000	7,585,210
1.90%, 01/13/2027(b)	7,623,000	7,526,793
3.05%, 03/22/2027	14,237,000	14,125,653
4.50%, 05/14/2027(b)	10,174,000	10,222,476
1.15%, 08/13/2027(b)	6,100,000	5,898,449
4.55%, 09/20/2027	10,174,000	10,228,115
4.35%, 10/08/2027	12,715,000	12,761,372
5.45%, 11/10/2027	7,120,000	7,254,314
Series B, 5.00%, 03/19/2027	9,155,000	9,226,979
		264,595,004
Banks-12.96%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	10,174,000	10,171,152
5.29%, 08/18/2027	17,896,000	18,080,356
Bank of America Corp.
3.25%, 10/21/2027	25,358,000	25,092,464
Series L, 4.18%, 11/25/2027	20,337,000	20,283,127
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	12,715,000	12,584,574
5.37%, 06/04/2027	7,623,000	7,716,103
Series H, 4.70%, 09/14/2027(b)	10,174,000	10,225,091
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	7,613,000	7,509,595
2.95%, 03/11/2027	7,119,000	7,057,354
5.40%, 06/04/2027	8,641,000	8,747,488
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	10,174,000	10,121,105
5.24%, 06/28/2027	13,732,000	13,889,008
Citibank N.A., 4.58%, 05/29/2027	22,978,000	23,095,186
Citigroup, Inc., 4.45%, 09/29/2027	39,252,000	39,260,381
Cooperatieve Rabobank U.A. (Netherlands)
5.04%, 03/05/2027	6,614,000	6,662,243
4.37%, 05/27/2027	5,082,000	5,097,501
Fifth Third Bancorp, 2.55%, 05/05/2027	7,623,000	7,509,660
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	6,100,000	6,023,768
HSBC USA, Inc., 5.29%, 03/04/2027	10,174,000	10,266,502
JPMorgan Chase & Co.
8.00%, 04/29/2027	5,082,000	5,258,114
4.25%, 10/01/2027	15,255,000	15,277,016
3.63%, 12/01/2027	11,262,000	11,147,385
KeyBank N.A., 5.85%, 11/15/2027	10,168,000	10,357,716
KeyCorp, 2.25%, 04/06/2027	8,137,000	8,006,300
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	12,710,000	12,687,884
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027(b)	5,072,000	5,009,019
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	10,254,000	10,224,540
3.29%, 07/25/2027	10,166,000	10,069,776

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	$5,072,000	$5,055,772
3.17%, 09/11/2027(b)	11,182,000	11,025,043
PNC Bank N.A., 3.10%, 10/25/2027(b)	10,174,000	10,022,070
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	7,628,000	7,558,958
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	12,708,000	12,768,674
2.05%, 01/21/2027(b)	5,082,000	5,019,767
3.63%, 05/04/2027(b)	12,200,000	12,151,189
4.24%, 08/03/2027	12,715,000	12,733,029
6.00%, 11/01/2027	13,733,000	14,075,835
Santander Holdings USA, Inc., 4.40%, 07/13/2027	10,668,000	10,667,122
Standard Chartered Bank (United Kingdom), 4.85%, 12/03/2027	5,072,000	5,115,644
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	12,808,000	12,764,456
2.17%, 01/14/2027(b)	5,082,000	5,023,786
3.36%, 07/12/2027(b)	17,900,000	17,758,265
3.35%, 10/18/2027(b)	7,623,000	7,532,071
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	7,623,000	7,524,319
2.80%, 03/10/2027(b)	11,182,000	11,072,238
4.98%, 04/05/2027(b)	8,641,000	8,704,897
4.11%, 06/08/2027	15,255,000	15,250,216
4.69%, 09/15/2027	15,255,000	15,337,963
Truist Financial Corp., 1.13%, 08/03/2027	7,623,000	7,363,702
U.S. Bancorp, Series X, 3.15%, 04/27/2027	13,218,000	13,119,133
UBS AG (Switzerland), 5.00%, 07/09/2027	6,206,000	6,263,567
Wells Fargo & Co., 4.30%, 07/22/2027	25,519,000	25,514,713
		596,852,837
Beverages-1.78%
Coca-Cola Co. (The)
3.38%, 03/25/2027	10,171,000	10,127,355
2.90%, 05/25/2027	5,082,000	5,032,055
1.45%, 06/01/2027	15,354,000	14,983,021
Constellation Brands, Inc.
3.50%, 05/09/2027	5,084,000	5,053,508
4.35%, 05/09/2027	6,100,000	6,108,629
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	7,631,000	7,742,474
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	7,623,000	7,666,207
PepsiCo, Inc.
4.40%, 02/07/2027(b)	5,082,000	5,104,428
2.63%, 03/19/2027	5,082,000	5,030,933
3.00%, 10/15/2027(b)	15,255,000	15,066,829
		81,915,439
Biotechnology-1.53%
AbbVie, Inc., 4.80%, 03/15/2027	22,978,000	23,115,544
Amgen, Inc.
2.20%, 02/21/2027	17,625,000	17,378,624
3.20%, 11/02/2027	10,174,000	10,030,034
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027	$12,715,000	$12,630,950
1.20%, 10/01/2027(b)	7,623,000	7,333,071
		70,488,223
Broadline Retail-2.11%
Amazon.com, Inc.
3.30%, 04/13/2027	20,437,000	20,330,938
1.20%, 06/03/2027	12,714,000	12,381,032
3.15%, 08/22/2027(b)	35,693,000	35,350,724
4.55%, 12/01/2027(b)	20,437,000	20,599,901
eBay, Inc., 3.60%, 06/05/2027	8,641,000	8,580,792
		97,243,387
Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027(b)	6,100,000	6,046,684
Owens Corning, 5.50%, 06/15/2027	5,080,000	5,142,358
		11,189,042
Capital Markets-5.78%
Ares Capital Corp.
7.00%, 01/15/2027	9,128,000	9,249,618
2.88%, 06/15/2027(b)	5,072,000	4,974,361
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	8,641,000	8,538,032
3.25%, 05/16/2027	7,623,000	7,567,514
BlackRock, Inc., 3.20%, 03/15/2027	7,115,000	7,073,879
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	6,289,000	6,164,918
Blue Owl Capital Corp., 2.63%, 01/15/2027	5,082,000	4,999,201
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	6,088,000	6,217,700
Cboe Global Markets, Inc., 3.65%, 01/12/2027	6,614,000	6,598,387
Charles Schwab Corp. (The)
3.20%, 03/02/2027	6,614,000	6,572,675
2.45%, 03/03/2027(b)	15,255,000	15,072,053
3.30%, 04/01/2027	7,571,000	7,525,791
FactSet Research Systems, Inc., 2.90%, 03/01/2027	5,084,000	5,027,097
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027(b)	8,221,000	8,301,175
3.85%, 01/26/2027	30,604,000	30,546,349
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	7,623,000	7,645,336
Morgan Stanley
3.63%, 01/20/2027	30,608,000	30,550,903
3.95%, 04/23/2027	20,442,000	20,394,823
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	12,712,000	12,563,182
5.59%, 07/02/2027	5,062,000	5,118,588
5.39%, 07/06/2027	5,072,000	5,122,162
Northern Trust Corp., 4.00%, 05/10/2027(b)	10,167,000	10,161,956
S&P Global, Inc.
2.95%, 01/22/2027	5,082,000	5,047,209
2.45%, 03/01/2027	12,573,000	12,424,526

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.99%, 03/18/2027(b)	$10,174,000	$10,242,639
4.33%, 10/22/2027	12,200,000	12,232,241
		265,932,315
Chemicals-0.97%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	6,614,000	6,480,906
Ecolab, Inc.
1.65%, 02/01/2027	5,072,000	4,992,583
3.25%, 12/01/2027	5,080,000	5,016,965
LYB International Finance II B.V., 3.50%, 03/02/2027	5,996,000	5,958,509
Mosaic Co. (The), 4.05%, 11/15/2027	7,117,000	7,076,459
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	15,255,000	15,141,839
		44,667,261
Commercial Services & Supplies-0.69%
Cintas Corp. No. 2, 3.70%, 04/01/2027	10,174,000	10,145,998
Republic Services, Inc., 3.38%, 11/15/2027	6,606,000	6,535,234
Waste Management, Inc.
4.95%, 07/03/2027	7,623,000	7,687,218
3.15%, 11/15/2027	7,713,000	7,606,612
		31,975,062
Communications Equipment-0.56%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	20,435,000	20,543,510
Nokia OYJ (Finland), 4.38%, 06/12/2027(b)	5,084,000	5,071,768
		25,615,278
Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027(b)	6,100,000	6,124,598
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	5,026,000	4,967,029
Consumer Finance-3.97%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	7,623,000	7,649,862
7.10%, 11/15/2027(b)	7,713,000	7,972,699
American Express Co.
2.55%, 03/04/2027	17,900,000	17,707,954
3.30%, 05/03/2027	16,905,500	16,789,646
5.85%, 11/05/2027	15,255,000	15,596,198
Capital One Financial Corp.
4.10%, 02/09/2027(b)	10,174,000	10,169,366
3.75%, 03/09/2027	13,733,000	13,688,584
3.65%, 05/11/2027(b)	10,167,000	10,111,163
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	$12,716,000	$12,709,927
2.35%, 02/26/2027	10,170,000	10,024,245
5.00%, 04/09/2027(b)	12,715,000	12,785,685
5.40%, 05/08/2027(b)	12,205,000	12,329,871
5.00%, 07/15/2027	5,084,000	5,117,554
5.35%, 07/15/2027	11,182,000	11,298,428
2.70%, 08/20/2027(b)	9,155,000	8,969,728
Synchrony Financial, 3.95%, 12/01/2027	10,174,000	10,078,004
		182,998,914
Consumer Staples Distribution & Retail-1.39%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	10,173,540	10,092,522
1.38%, 06/20/2027	12,715,000	12,386,924
Kroger Co. (The), 3.70%, 08/01/2027	6,098,000	6,057,045
Sysco Corp., 3.25%, 07/15/2027	7,623,000	7,537,185
Target Corp., 1.95%, 01/15/2027(b)	10,174,000	10,049,254
Walmart, Inc.
4.10%, 04/28/2027	7,623,000	7,636,415
3.95%, 09/09/2027	10,174,000	10,174,679
		63,934,024
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027	5,075,000	5,003,708
Diversified REITs-0.22%
Digital Realty Trust L.P., 3.70%, 08/15/2027	10,174,000	10,088,033
Diversified Telecommunication Services-1.78%
AT&T, Inc.
4.25%, 03/01/2027(b)	15,152,000	15,155,634
2.30%, 06/01/2027	25,519,000	25,040,337
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	12,784,000	12,769,260
TELUS Corp. (Canada)
2.80%, 02/16/2027	6,100,000	6,034,755
3.70%, 09/15/2027	5,072,000	5,021,819
Verizon Communications, Inc., 4.13%, 03/16/2027	17,863,000	17,871,697
		81,893,502
Electric Utilities-4.36%
Alabama Power Co., 3.75%, 09/01/2027	5,596,000	5,572,920
American Electric Power Co., Inc.
5.75%, 11/01/2027	5,082,000	5,174,598
3.20%, 11/13/2027	5,082,000	5,002,206
Duke Energy Corp.
4.85%, 01/05/2027	6,106,000	6,132,241
3.15%, 08/15/2027	7,623,000	7,518,985
5.00%, 12/08/2027(b)	5,082,000	5,133,719
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	6,614,000	6,579,735
Duke Energy Progress LLC, 4.35%, 03/06/2027(b)	5,080,000	5,093,283
Edison International, 5.75%, 06/15/2027	6,100,000	6,148,966

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy
2.90%, 03/01/2027	$6,614,000	$6,547,457
4.60%, 07/01/2027(b)	6,100,000	6,112,746
Exelon Corp., 2.75%, 03/15/2027(b)	6,570,000	6,493,584
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	15,255,000	15,162,110
Georgia Power Co., 5.00%, 02/23/2027(b)	5,082,000	5,116,968
ITC Holdings Corp., 3.35%, 11/15/2027	5,082,000	5,009,110
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027(b)	6,100,000	6,121,562
4.12%, 09/16/2027	5,596,000	5,595,671
3.95%, 12/10/2027	6,607,000	6,576,416
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,168,000	10,027,562
3.55%, 05/01/2027	15,253,000	15,165,250
4.63%, 07/15/2027	12,715,000	12,766,029
Pacific Gas and Electric Co., 2.10%, 08/01/2027	10,174,000	9,893,389
Southern California Edison Co.
4.88%, 02/01/2027	5,082,000	5,091,665
5.85%, 11/01/2027	7,623,000	7,751,750
Series D, 4.70%, 06/01/2027(b)	6,100,000	6,114,663
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027(b)	7,630,000	7,593,581
Series B, 3.75%, 05/15/2027	6,100,000	6,080,487
Xcel Energy, Inc., 1.75%, 03/15/2027	5,072,000	4,977,168
		200,553,821
Electrical Equipment-0.11%
Emerson Electric Co., 1.80%, 10/15/2027	5,082,000	4,930,097
Electronic Equipment, Instruments & Components-0.59%
Amphenol Corp.
5.05%, 04/05/2027(b)	7,121,000	7,178,201
3.80%, 11/15/2027	7,623,000	7,580,579
Jabil, Inc., 4.25%, 05/15/2027(b)	5,070,000	5,068,183
Keysight Technologies, Inc., 4.60%, 04/06/2027(b)	7,119,000	7,132,266
		26,959,229
Energy Equipment & Services-0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	13,716,000	13,538,337
Entertainment-0.46%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	6,100,000	6,070,866
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	10,170,000	10,065,341
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	5,080,000	5,067,342
		21,203,549
	Principal Amount	Value
Financial Services-3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$9,155,000	$9,241,699
6.45%, 04/15/2027(b)	15,347,000	15,603,828
3.65%, 07/21/2027	10,174,000	10,080,683
4.63%, 10/15/2027	6,100,000	6,110,862
BlackRock Funding, Inc., 4.60%, 07/26/2027(b)	8,137,000	8,191,800
Blackstone Private Credit Fund, 3.25%, 03/15/2027	10,114,000	9,972,205
Corebridge Financial, Inc., 3.65%, 04/05/2027	12,614,000	12,552,225
Fiserv, Inc.
5.15%, 03/15/2027	7,613,000	7,654,539
2.25%, 06/01/2027(b)	10,174,000	9,964,287
Global Payments, Inc.
2.15%, 01/15/2027	7,613,000	7,508,536
4.95%, 08/15/2027	5,086,000	5,103,297
LPL Holdings, Inc., 5.70%, 05/20/2027	5,082,000	5,139,613
Mastercard, Inc., 3.30%, 03/26/2027(b)	10,174,000	10,127,114
ORIX Corp. (Japan)
3.70%, 07/18/2027	5,058,000	5,019,267
5.00%, 09/13/2027	5,072,000	5,110,555
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	5,086,000	5,074,421
Visa, Inc.
1.90%, 04/15/2027(b)	15,255,000	14,997,766
0.75%, 08/15/2027	5,086,000	4,900,867
2.75%, 09/15/2027	7,623,000	7,506,824
		159,860,388
Food Products-1.73%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027(b)	6,098,000	6,058,476
Campbell’s Co. (The), 5.20%, 03/19/2027(b)	5,082,000	5,118,391
Conagra Brands, Inc., 1.38%, 11/01/2027	10,174,000	9,725,360
Hormel Foods Corp., 4.80%, 03/30/2027	5,082,000	5,108,474
JM Smucker Co. (The), 3.38%, 12/15/2027	5,082,000	5,008,139
Kellanova, 3.40%, 11/15/2027	6,100,000	6,037,358
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	13,726,000	13,682,502
McCormick & Co., Inc., 3.40%, 08/15/2027	7,623,000	7,532,695
Mondelez International, Inc., 2.63%, 03/17/2027	7,623,000	7,534,851
Tyson Foods, Inc., 3.55%, 06/02/2027	13,733,000	13,642,349
		79,448,595
Gas Utilities-0.26%
Atmos Energy Corp., 3.00%, 06/15/2027	5,072,000	5,014,876
Southern California Gas Co., 2.95%, 04/15/2027	7,107,000	7,041,242
		12,056,118

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Ground Transportation-0.51%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	$5,082,000	$ 5,041,430
CSX Corp., 3.25%, 06/01/2027	8,642,800	8,565,578
Union Pacific Corp.
2.15%, 02/05/2027(b)	5,082,000	5,020,709
3.00%, 04/15/2027	5,082,000	5,036,661
		23,664,378
Health Care Equipment & Supplies-1.34%
Augusta SpinCo Corp., 4.32%, 09/23/2027(b)	6,606,000	6,598,260
Baxter International, Inc., 1.92%, 02/01/2027(b)	8,511,000	8,367,027
Becton, Dickinson and Co., 3.70%, 06/06/2027	17,639,000	17,535,251
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	17,846,000	18,165,763
Stryker Corp., 4.55%, 02/10/2027(b)	5,082,000	5,098,736
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	6,100,000	6,121,354
		61,886,391
Health Care Providers & Services-4.31%
Cardinal Health, Inc., 3.41%, 06/15/2027	12,429,000	12,315,016
Cencora, Inc.
3.45%, 12/15/2027	7,623,000	7,523,173
4.63%, 12/15/2027	5,082,000	5,106,335
Centene Corp., 4.25%, 12/15/2027(b)	12,057,000	12,025,823
Cigna Group (The)
3.40%, 03/01/2027	13,491,000	13,397,910
3.05%, 10/15/2027	5,541,000	5,444,931
CommonSpirit Health, 6.07%, 11/01/2027	5,237,000	5,342,361
CVS Health Corp.
3.63%, 04/01/2027	7,623,000	7,586,978
1.30%, 08/21/2027	22,977,000	22,143,332
Elevance Health, Inc., 3.65%, 12/01/2027	16,274,000	16,117,532
HCA, Inc.
4.50%, 02/15/2027	12,200,000	12,196,680
3.13%, 03/15/2027	10,166,000	10,083,408
Humana, Inc.
1.35%, 02/03/2027(b)	5,621,000	5,516,746
3.95%, 03/15/2027(b)	4,385,000	4,377,058
Icon Investments Six DAC, 5.81%, 05/08/2027	7,707,000	7,770,314
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	5,843,000	5,789,284
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	6,100,000	6,048,396
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	5,164,000	5,133,322
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$7,623,000	$7,596,227
3.38%, 04/15/2027(b)	6,347,000	6,313,979
4.60%, 04/15/2027	5,082,000	5,105,374
3.70%, 05/15/2027(b)	6,100,000	6,084,407
2.95%, 10/15/2027	9,661,000	9,510,654
		198,529,240
Health Care REITs-0.37%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	5,082,000	5,045,162
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	7,099,000	7,095,659
Welltower OP LLC, 2.70%, 02/15/2027(b)	5,062,000	5,013,350
		17,154,171
Hotels, Restaurants & Leisure-1.54%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	5,080,000	5,060,243
Expedia Group, Inc., 4.63%, 08/01/2027	7,611,000	7,624,508
Hyatt Hotels Corp., 5.75%, 01/30/2027	6,180,000	6,233,121
Las Vegas Sands Corp., 5.90%, 06/01/2027	7,623,000	7,717,271
Marriott International, Inc., 5.00%, 10/15/2027	10,174,000	10,269,270
McDonald’s Corp.
3.50%, 03/01/2027(b)	8,641,000	8,612,176
3.50%, 07/01/2027	10,174,000	10,106,660
Starbucks Corp.
4.85%, 02/08/2027(b)	10,174,000	10,221,356
2.00%, 03/12/2027(b)	5,075,000	4,994,662
		70,839,267
Household Durables-0.37%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	5,082,000	4,888,385
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	5,082,000	4,975,961
Lennar Corp., 4.75%, 11/29/2027	7,116,000	7,134,076
		16,998,422
Household Products-0.73%
Colgate-Palmolive Co., 3.10%, 08/15/2027	5,082,000	5,033,194
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	6,099,000	5,875,899
Procter & Gamble Co. (The)
1.90%, 02/01/2027	10,174,000	10,049,912
2.80%, 03/25/2027	5,082,000	5,035,992
2.85%, 08/11/2027	7,623,000	7,522,527
		33,517,524
Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	7,119,000	7,062,545
Industrial Conglomerates-0.55%
3M Co., 2.88%, 10/15/2027(b)	8,641,000	8,486,750
Eaton Corp., 3.10%, 09/15/2027	7,107,000	7,021,090
Honeywell International, Inc., 1.10%, 03/01/2027	10,166,500	9,943,900
		25,451,740

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-1.80%
American National Group, Inc., 5.00%, 06/15/2027	$5,066,000	$ 5,072,879
Aon Corp., 8.21%, 01/01/2027	5,298,000	5,400,955
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027(b)	6,100,000	6,020,867
Aon North America, Inc., 5.13%, 03/01/2027	6,098,000	6,133,358
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	7,631,000	7,649,223
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	7,623,000	7,520,016
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	7,649,000	7,539,665
CNA Financial Corp., 3.45%, 08/15/2027	5,082,000	5,023,770
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	5,082,000	5,004,208
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	9,659,000	9,701,810
Progressive Corp. (The)
2.45%, 01/15/2027	5,062,000	5,012,542
2.50%, 03/15/2027(b)	5,082,000	5,016,605
Willis North America, Inc., 4.65%, 06/15/2027	7,623,000	7,641,333
		82,737,231
Interactive Media & Services-0.80%
Alphabet, Inc., 0.80%, 08/15/2027, (Acquired 08/31/2020 - 05/22/2026; Cost $9,830,195)(b)(c)	10,174,000	9,809,665
Meta Platforms, Inc., 3.50%, 08/15/2027	27,035,000	26,869,788
		36,679,453
IT Services-0.81%
International Business Machines Corp.
3.30%, 01/27/2027(b)	5,082,000	5,059,005
2.20%, 02/09/2027	6,606,000	6,521,838
1.70%, 05/15/2027	12,708,000	12,424,029
4.15%, 07/27/2027(b)	7,623,000	7,619,511
VeriSign, Inc., 4.75%, 07/15/2027(b)	5,596,000	5,591,391
		37,215,774
Leisure Products-0.09%
Hasbro, Inc., 3.50%, 09/15/2027	4,219,000	4,171,092
Life Sciences Tools & Services-0.38%
Agilent Technologies, Inc., 4.20%, 09/09/2027	6,100,000	6,089,007
Illumina, Inc., 5.75%, 12/13/2027	5,082,000	5,169,180
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	6,100,000	6,152,727
		17,410,914
	Principal Amount	Value
Machinery-3.24%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	$5,082,000	$5,011,044
4.50%, 01/08/2027	5,082,000	5,099,058
5.00%, 05/14/2027	8,643,000	8,727,644
3.60%, 08/12/2027	7,207,000	7,171,560
1.10%, 09/14/2027(b)	7,623,000	7,347,101
4.40%, 10/15/2027	6,614,000	6,644,804
4.60%, 11/15/2027	9,739,000	9,812,231
CNH Industrial Capital LLC, 4.50%, 10/08/2027	5,072,000	5,074,817
CNH Industrial N.V., 3.85%, 11/15/2027(b)	5,072,000	5,029,217
Ingersoll Rand, Inc., 5.20%, 06/15/2027	7,119,000	7,178,621
John Deere Capital Corp.
4.50%, 01/08/2027	7,623,000	7,647,723
1.70%, 01/11/2027	5,082,000	5,014,428
4.85%, 03/05/2027	5,596,000	5,633,699
2.35%, 03/08/2027(b)	5,082,000	5,022,788
1.75%, 03/09/2027(b)	5,080,000	4,994,488
4.90%, 06/11/2027	7,119,000	7,183,123
4.20%, 07/15/2027	8,137,000	8,152,074
2.80%, 09/08/2027	5,082,000	5,005,961
4.15%, 09/15/2027	9,155,000	9,170,004
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	5,082,000	5,004,798
Parker-Hannifin Corp.
3.25%, 03/01/2027	7,119,000	7,074,374
4.25%, 09/15/2027	12,300,000	12,301,439
		149,300,996
Media-0.85%
Comcast Corp.
2.35%, 01/15/2027(b)	14,237,000	14,104,097
3.30%, 02/01/2027	12,714,400	12,662,246
3.30%, 04/01/2027(b)	6,481,000	6,438,968
Paramount Global, 2.90%, 01/15/2027(b)	5,938,000	5,852,378
		39,057,689
Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	12,200,000	12,546,426
Nucor Corp., 4.30%, 05/23/2027	5,080,000	5,091,288
		17,637,714
Multi-Utilities-1.03%
Ameren Corp., 1.95%, 03/15/2027	5,082,000	4,994,840
DTE Energy Co., 4.95%, 07/01/2027	12,300,000	12,385,412
NiSource, Inc., 3.49%, 05/15/2027	10,174,000	10,108,804
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	7,197,000	7,348,392
Sempra, 3.25%, 06/15/2027	7,623,000	7,533,995
WEC Energy Group, Inc., 1.38%, 10/15/2027	5,080,000	4,883,922
		47,255,365
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	7,713,000	7,948,542

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.28%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	$5,086,000	$ 5,080,836
BP Capital Markets America, Inc.
3.54%, 04/06/2027(b)	5,082,000	5,062,368
5.02%, 11/17/2027	11,676,000	11,811,396
BP Capital Markets PLC, 3.28%, 09/19/2027(b)	15,325,000	15,197,203
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	12,715,000	12,664,541
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	12,213,000	12,266,055
Chevron Corp., 2.00%, 05/11/2027	10,174,000	9,998,823
Chevron USA, Inc.
4.41%, 02/26/2027	7,713,000	7,739,949
1.02%, 08/12/2027	7,713,750	7,454,050
3.95%, 08/13/2027	5,082,000	5,079,545
Coterra Energy, Inc., 3.90%, 05/15/2027	6,987,000	6,963,529
DCP Midstream Operating L.P., 5.63%, 07/15/2027	5,082,000	5,136,022
Diamondback Energy, Inc., 5.20%, 04/18/2027	8,641,000	8,711,925
Enbridge, Inc. (Canada)
5.25%, 04/05/2027	7,623,000	7,682,337
3.70%, 07/15/2027	7,119,000	7,071,524
Energy Transfer L.P.
4.40%, 03/15/2027	7,119,000	7,124,555
4.20%, 04/15/2027	6,100,000	6,093,419
4.00%, 10/01/2027	7,623,000	7,592,552
Enterprise Products Operating LLC
4.60%, 01/11/2027	10,254,000	10,279,644
3.95%, 02/15/2027	5,843,000	5,841,339
EQT Corp., 3.90%, 10/01/2027	5,426,000	5,393,272
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	5,072,000	5,033,552
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	10,174,000	10,130,476
Hess Corp., 4.30%, 04/01/2027	10,165,000	10,175,060
MPLX L.P., 4.13%, 03/01/2027	12,715,000	12,701,037
ONEOK, Inc.
4.00%, 07/13/2027(b)	5,071,500	5,055,100
4.25%, 09/24/2027(b)	12,715,000	12,690,394
Phillips 66 Co., 4.95%, 12/01/2027	7,623,000	7,691,561
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	15,253,000	15,279,153
South Bow USA Infrastructure Holdings LLC (Canada), 4.91%, 09/01/2027	7,119,000	7,148,477
Targa Resources Corp., 5.20%, 07/01/2027	7,623,000	7,687,498
TC PipeLines L.P., 3.90%, 05/25/2027	5,072,000	5,053,504
Valero Energy Corp., 2.15%, 09/15/2027	5,745,000	5,596,512
Williams Cos., Inc. (The), 3.75%, 06/15/2027	14,841,000	14,770,784
		289,257,992
	Principal Amount	Value
Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027	$17,563,000	$ 17,674,622
Personal Care Products-0.50%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	5,162,000	5,123,165
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027	10,172,000	10,075,075
4.25%, 08/12/2027	7,623,000	7,642,506
		22,840,746
Pharmaceuticals-4.12%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	12,713,000	12,780,851
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	7,630,000	7,571,951
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	5,208,000	5,182,282
1.13%, 11/13/2027(b)	10,168,000	9,760,704
Eli Lilly and Co.
4.50%, 02/09/2027(b)	10,174,000	10,208,831
3.10%, 05/15/2027	4,078,000	4,045,431
4.15%, 08/14/2027	7,630,000	7,639,864
Haleon US Capital LLC, 3.38%, 03/24/2027	20,116,000	19,987,363
Johnson & Johnson
4.50%, 03/01/2027	7,623,000	7,660,396
2.95%, 03/03/2027	10,171,000	10,102,235
0.95%, 09/01/2027(b)	15,255,000	14,698,797
Merck & Co., Inc.
1.70%, 06/10/2027	15,255,000	14,915,787
3.85%, 09/15/2027	7,623,000	7,606,470
Novartis Capital Corp.
2.00%, 02/14/2027	12,715,000	12,541,204
3.10%, 05/17/2027(b)	10,174,000	10,094,817
Pfizer, Inc., 3.88%, 11/15/2027	10,171,000	10,143,060
Royalty Pharma PLC, 1.75%, 09/02/2027	10,174,000	9,847,864
Viatris, Inc., 2.30%, 06/22/2027	7,692,000	7,506,856
Zoetis, Inc., 3.00%, 09/12/2027	7,631,000	7,510,842
		189,805,605
Professional Services-0.17%
Equifax, Inc., 5.10%, 12/15/2027	7,711,000	7,782,188
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	6,100,000	6,066,914
Retail REITs-0.82%
Realty Income Corp.
3.00%, 01/15/2027	6,100,000	6,055,204
3.95%, 08/15/2027	6,039,000	6,015,914
Regency Centers L.P., 3.60%, 02/01/2027	5,339,000	5,320,540
Simon Property Group L.P.
1.38%, 01/15/2027(b)	5,596,000	5,505,180
3.38%, 06/15/2027	7,623,000	7,563,348
3.38%, 12/01/2027	7,623,000	7,532,739
		37,992,925

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.78%
Applied Materials, Inc., 3.30%, 04/01/2027	$12,200,000	$ 12,137,736
Broadcom, Inc., 5.05%, 07/12/2027(b)	5,000,000	5,051,152
Intel Corp.
3.75%, 03/25/2027	10,174,000	10,141,649
3.15%, 05/11/2027	10,166,500	10,068,587
3.75%, 08/05/2027(b)	12,715,000	12,639,854
QUALCOMM, Inc., 3.25%, 05/20/2027	20,437,000	20,302,142
Texas Instruments, Inc.
4.60%, 02/08/2027	6,614,000	6,638,035
2.90%, 11/03/2027	5,082,000	5,004,120
		81,983,275
Software-3.43%
Accenture Capital, Inc., 3.90%, 10/04/2027	11,265,000	11,240,079
Adobe, Inc.
2.15%, 02/01/2027	8,641,000	8,535,327
4.85%, 04/04/2027(b)	5,082,000	5,116,500
Autodesk, Inc., 3.50%, 06/15/2027	5,080,000	5,039,366
Cadence Design Systems, Inc., 4.20%, 09/10/2027(b)	5,082,000	5,076,773
Intuit, Inc., 1.35%, 07/15/2027	5,080,000	4,925,333
Microsoft Corp., 3.30%, 02/06/2027	40,774,000	40,610,966
Oracle Corp.
2.80%, 04/01/2027	22,978,000	22,672,905
3.25%, 11/15/2027	28,070,000	27,542,542
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	7,120,000	6,853,992
Synopsys, Inc., 4.55%, 04/01/2027	10,174,000	10,206,326
Workday, Inc., 3.50%, 04/01/2027	10,174,000	10,109,190
		157,929,299
Specialized REITs-1.40%
American Tower Corp.
2.75%, 01/15/2027	7,623,000	7,554,599
3.65%, 03/15/2027	6,610,000	6,582,020
3.55%, 07/15/2027	7,623,000	7,565,615
Crown Castle, Inc.
4.00%, 03/01/2027	5,082,000	5,071,512
2.90%, 03/15/2027	7,624,000	7,541,695
3.65%, 09/01/2027	10,174,000	10,079,849
Public Storage Operating Co., 3.09%, 09/15/2027	5,082,000	5,014,481
SBA Communications Corp., 3.88%, 02/15/2027	15,207,000	15,096,879
		64,506,650
Specialty Retail-1.70%
AutoZone, Inc., 3.75%, 06/01/2027	6,100,000	6,068,604
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	7,623,000	7,533,573
2.88%, 04/15/2027	7,623,000	7,554,756
4.88%, 06/25/2027	10,174,000	10,267,046
2.80%, 09/14/2027	10,174,000	10,012,903
Lowe`s Cos., Inc., 3.95%, 10/15/2027(b)	6,614,000	6,589,420
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
3.35%, 04/01/2027	$7,623,000	$7,577,751
3.10%, 05/03/2027	15,355,000	15,216,228
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	7,631,000	7,561,353
		78,381,634
Technology Hardware, Storage & Peripherals-2.63%
Apple, Inc.
3.35%, 02/09/2027	22,978,500	22,892,077
3.20%, 05/11/2027	20,437,000	20,303,286
3.00%, 06/20/2027(b)	10,167,000	10,071,840
2.90%, 09/12/2027(b)	20,438,000	20,168,450
3.00%, 11/13/2027(b)	15,255,000	15,055,575
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	9,155,000	9,119,698
4.40%, 09/25/2027	12,715,000	12,709,351
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	5,082,000	5,098,696
NetApp, Inc., 2.38%, 06/22/2027(b)	5,586,000	5,471,200
		120,890,173
Textiles, Apparel & Luxury Goods-0.22%
NIKE, Inc., 2.75%, 03/27/2027(b)	10,174,000	10,077,560
Tobacco-0.98%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	9,155,000	9,183,645
Philip Morris International, Inc.
4.75%, 02/12/2027(b)	7,623,000	7,661,918
3.13%, 08/17/2027(b)	5,072,000	5,011,072
4.38%, 11/01/2027	7,623,000	7,642,049
5.13%, 11/17/2027	15,355,000	15,538,450
		45,037,134
Trading Companies & Distributors-0.54%
Air Lease Corp.
2.20%, 01/15/2027	7,613,000	7,510,568
3.63%, 04/01/2027	5,072,000	5,003,440
3.63%, 12/01/2027	5,082,000	5,013,305
Sumisho Air Lease Corp., 5.85%, 12/15/2027	7,119,000	7,250,716
		24,778,029
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027	6,090,000	5,998,251
Essential Utilities, Inc., 4.80%, 08/15/2027	5,080,000	5,101,195
		11,099,446
Wireless Telecommunication Services-0.28%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027	13,105,000	12,991,307
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,550,844,675)		4,560,498,763

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $9,577,080)	9,577,080	$ 9,577,080
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $4,560,421,755)		4,570,075,843
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.22%
Invesco Private Government Fund, 3.58%(d)(e)(f)	79,576,588	79,576,588
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	206,942,170	$ 206,983,558
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $286,542,113)		286,560,146
TOTAL INVESTMENTS IN SECURITIES-105.47% (Cost $4,846,963,868)		4,856,635,989
OTHER ASSETS LESS LIABILITIES-(5.47)%		(251,819,774)
NET ASSETS-100.00%		$4,604,816,215

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,145,113	$249,077,097	$(240,645,130)	$-	$-	$9,577,080	$423,434
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	106,041,096	352,126,471	(378,590,979)	-	-	79,576,588	2,758,419*
Invesco Private Prime Fund	275,917,356	817,212,676	(886,132,765)	(1,653)	(12,056)	206,983,558	7,458,776*
Total	$383,103,565	$1,418,416,244	$(1,505,368,874)	$(1,653)	$(12,056)	$296,137,226	$10,640,629

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-2.53%
Boeing Co. (The), 3.25%, 02/01/2028	$9,087,500	$ 8,917,481
General Dynamics Corp., 3.75%, 05/15/2028(b)	8,260,000	8,206,706
HEICO Corp., 5.25%, 08/01/2028	4,954,000	5,039,528
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	4,953,000	4,693,693
L3Harris Technologies, Inc., 4.40%, 06/15/2028	7,004,000	6,995,490
Lockheed Martin Corp.
4.45%, 05/15/2028(b)	4,128,000	4,144,722
4.15%, 08/15/2028	4,117,000	4,111,586
Northrop Grumman Corp., 3.25%, 01/15/2028	16,285,000	16,025,371
RTX Corp., 4.13%, 11/16/2028	24,432,000	24,279,446
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	5,779,000	5,787,574
		88,201,597
Air Freight & Logistics-0.14%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	4,945,000	4,909,762
Automobiles-4.47%
American Honda Finance Corp.
4.70%, 01/12/2028	4,025,000	4,041,067
3.50%, 02/15/2028	4,126,000	4,063,394
4.55%, 03/03/2028	5,266,000	5,273,104
2.00%, 03/24/2028	6,093,000	5,828,361
5.13%, 07/07/2028	6,510,000	6,582,181
4.25%, 09/01/2028	5,766,000	5,732,641
5.65%, 11/15/2028	6,602,000	6,769,449
Series A, 4.55%, 04/10/2028	5,270,000	5,270,296
Ford Motor Credit Co. LLC
2.90%, 02/16/2028(b)	6,193,000	5,988,423
5.92%, 03/20/2028	8,257,000	8,384,045
6.80%, 05/12/2028	12,166,000	12,546,705
6.80%, 11/07/2028	12,166,000	12,614,060
General Motors Co.
5.35%, 04/15/2028	6,196,000	6,280,853
5.00%, 10/01/2028	6,191,000	6,245,037
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	5,766,000	5,758,461
PACCAR Financial Corp., 4.55%, 03/03/2028	4,957,000	4,992,865
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028	4,129,000	4,200,239
3.67%, 07/20/2028(b)	4,125,000	4,082,796
Toyota Motor Credit Corp.
3.05%, 01/11/2028	4,130,000	4,064,410
4.63%, 01/12/2028(b)	8,257,000	8,324,627
1.90%, 04/06/2028	6,195,000	5,952,705
4.05%, 09/05/2028	6,610,000	6,582,593
5.25%, 09/11/2028(b)	6,185,000	6,314,536
Series B, 3.75%, 01/12/2028(b)	6,190,000	6,156,444
Series B, 4.25%, 05/12/2028	3,500,000	3,508,009
		155,557,301
	Principal Amount	Value
Banks-11.57%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	$10,322,000	$10,293,091
5.59%, 08/08/2028	12,186,000	12,454,352
6.61%, 11/07/2028	10,122,000	10,599,164
Bank of Montreal (Canada)
5.20%, 02/01/2028	9,771,000	9,902,260
5.72%, 09/25/2028	8,125,000	8,349,118
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	6,100,000	6,212,332
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	16,285,000	16,320,963
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	8,112,000	8,206,826
5.99%, 10/03/2028(b)	5,696,000	5,887,668
Capital One N.A., 4.65%, 09/13/2028	7,363,000	7,389,469
Citibank N.A., 5.80%, 09/29/2028	20,358,000	21,049,060
Citigroup, Inc., 4.13%, 07/25/2028	17,097,000	16,946,566
Cooperatieve Rabobank U.A. (Netherlands)
4.88%, 01/21/2028	5,697,000	5,761,978
3.96%, 10/17/2028	4,099,000	4,067,859
Fifth Third Bancorp, 3.95%, 03/14/2028	5,324,000	5,286,716
HSBC USA, Inc., 4.65%, 06/03/2028(b)	7,424,000	7,471,839
KeyCorp, 4.10%, 04/30/2028	6,083,000	6,047,445
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	12,206,000	12,198,300
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	9,895,000	9,936,200
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	10,576,000	10,517,892
4.05%, 09/11/2028(b)	8,122,000	8,062,796
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	10,679,000	10,629,038
National Bank of Canada (Canada), 5.60%, 12/18/2028	8,137,000	8,363,400
Pinnacle Bank, 5.63%, 02/15/2028	4,069,000	4,122,680
PNC Bank N.A.
3.25%, 01/22/2028(b)	5,764,000	5,681,759
4.05%, 07/26/2028	10,282,000	10,186,272
Regions Financial Corp., 1.80%, 08/12/2028	5,239,000	4,942,983
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	6,102,000	6,165,874
5.20%, 08/01/2028	8,139,000	8,289,652
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028	15,461,000	15,740,248
3.54%, 01/17/2028	6,137,000	6,063,316
5.80%, 07/13/2028	6,119,000	6,281,041
3.94%, 07/19/2028	6,094,000	6,044,024
5.72%, 09/14/2028	8,881,000	9,109,789
1.90%, 09/17/2028	16,285,000	15,378,375

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	$10,169,000	$10,296,431
3.91%, 01/13/2028	8,143,000	8,084,182
4.86%, 01/31/2028	10,172,000	10,247,436
4.57%, 06/02/2028	8,147,000	8,172,813
5.52%, 07/17/2028(b)	10,180,000	10,413,584
4.11%, 10/13/2028	8,147,000	8,087,967
U.S. Bancorp, 3.90%, 04/26/2028	6,916,000	6,872,948
UBS AG (Switzerland)
7.50%, 02/15/2028	7,894,000	8,313,182
5.65%, 09/11/2028	12,186,000	12,529,604
		402,978,492
Beverages-1.36%
Coca-Cola Co. (The)
1.50%, 03/05/2028	6,189,000	5,928,081
1.00%, 03/15/2028	10,579,000	10,029,761
Constellation Brands, Inc., 3.60%, 02/15/2028	5,743,000	5,666,510
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	4,069,000	4,037,989
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	4,122,000	4,113,503
PepsiCo, Inc.
4.45%, 02/07/2028	6,173,000	6,203,830
3.60%, 02/18/2028(b)	6,164,000	6,110,535
4.45%, 05/15/2028(b)	5,331,000	5,365,292
		47,455,501
Biotechnology-1.86%
AbbVie, Inc.
3.78%, 03/03/2028	12,211,000	12,114,522
4.65%, 03/15/2028	10,169,000	10,242,045
Amgen, Inc.
5.15%, 03/02/2028	30,525,000	30,915,308
1.65%, 08/15/2028(b)	10,050,000	9,482,317
Gilead Sciences, Inc., 4.25%, 05/20/2028	2,000,000	1,999,938
		64,754,130
Broadline Retail-1.61%
Amazon.com, Inc.
3.85%, 03/13/2028(b)	18,329,000	18,261,847
1.65%, 05/12/2028	18,328,000	17,503,293
3.90%, 11/20/2028	20,363,000	20,218,798
		55,983,938
Building Products-0.42%
Amrize Finance US LLC, 4.70%, 04/07/2028	5,772,000	5,789,313
Lennox International, Inc., 5.50%, 09/15/2028	4,124,000	4,211,871
Masco Corp., 1.50%, 02/15/2028	4,953,000	4,715,817
		14,717,001
Capital Markets-5.14%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	4,952,000	5,101,584
Ares Capital Corp., 2.88%, 06/15/2028	10,182,000	9,743,126
Ares Management Corp., 6.38%, 11/10/2028	4,073,000	4,227,149
	Principal Amount	Value
Capital Markets-(continued)
Ares Strategic Income Fund, 5.70%, 03/15/2028	$8,144,000	$ 8,154,007
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	6,063,041	6,002,867
3.85%, 04/28/2028(b)	7,314,000	7,282,836
1.65%, 07/14/2028	4,066,000	3,855,396
3.00%, 10/30/2028	4,095,000	3,964,680
Blackstone Secured Lending Fund
5.35%, 04/13/2028	5,782,000	5,777,572
2.85%, 09/30/2028	5,244,666	4,952,318
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	5,366,000	5,568,944
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	5,277,000	5,267,911
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	8,544,000	8,460,316
Charles Schwab Corp. (The)
3.20%, 01/25/2028(b)	5,769,000	5,674,791
2.00%, 03/20/2028	10,280,000	9,888,647
CME Group, Inc., 3.75%, 06/15/2028	4,074,000	4,040,269
Goldman Sachs Private Credit Corp., 5.05%, 02/23/2028	4,000,000	3,976,406
Golub Capital BDC, Inc., 7.05%, 12/05/2028	5,773,000	5,943,752
HPS Corporate Lending Fund
5.45%, 01/14/2028	6,194,000	6,179,736
4.90%, 09/11/2028	4,950,000	4,865,785
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	8,225,000	8,419,989
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028(b)	4,070,000	4,124,672
Nasdaq, Inc., 5.35%, 06/28/2028(b)	6,483,000	6,596,257
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	4,474,000	4,561,240
6.07%, 07/12/2028	7,384,000	7,600,871
2.17%, 07/14/2028(b)	8,198,000	7,797,392
Northern Trust Corp., 3.65%, 08/03/2028	4,015,000	3,971,526
S&P Global, Inc., 4.75%, 08/01/2028	5,768,000	5,817,208
State Street Corp., 4.54%, 02/28/2028(b)	10,956,000	11,024,793
		178,842,040
Chemicals-0.86%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028(b)	4,929,000	4,935,117
Ecolab, Inc.
5.25%, 01/15/2028	4,104,000	4,166,254
4.30%, 06/15/2028	4,128,000	4,130,760
Nutrien Ltd. (Canada), 4.90%, 03/27/2028	6,103,000	6,154,602
PPG Industries, Inc., 3.75%, 03/15/2028	6,546,000	6,486,604
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	4,119,000	4,101,866
		29,975,203
Commercial Services & Supplies-0.82%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	4,125,000	3,956,426

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Republic Services, Inc., 3.95%, 05/15/2028	$6,610,018	$ 6,576,658
Veralto Corp., 5.35%, 09/18/2028	5,771,000	5,870,342
Waste Management, Inc.
1.15%, 03/15/2028(b)	4,129,000	3,919,718
4.50%, 03/15/2028	8,262,000	8,305,202
		28,628,346
Communications Equipment-0.40%
Cisco Systems, Inc., 4.55%, 02/24/2028(b)	8,257,000	8,320,650
Motorola Solutions, Inc., 4.60%, 02/23/2028	5,779,000	5,802,061
		14,122,711
Construction & Engineering-0.12%
Quanta Services, Inc., 4.30%, 08/09/2028	4,118,000	4,110,656
Consumer Finance-2.02%
Ally Financial, Inc., 2.20%, 11/02/2028	6,093,000	5,757,089
Capital One Financial Corp., 3.80%, 01/31/2028	11,394,000	11,279,591
General Motors Financial Co., Inc.
6.00%, 01/09/2028	8,147,000	8,321,581
5.05%, 04/04/2028	9,774,000	9,860,350
2.40%, 04/10/2028	8,142,000	7,837,512
5.80%, 06/23/2028	10,991,000	11,237,192
2.40%, 10/15/2028(b)	8,262,000	7,857,960
4.20%, 10/27/2028	8,140,000	8,080,477
		70,231,752
Consumer Staples Distribution & Retail-1.45%
Dollar General Corp.
4.13%, 05/01/2028	4,119,000	4,091,446
5.20%, 07/05/2028	4,130,000	4,182,467
Dollar Tree, Inc., 4.20%, 05/15/2028	10,322,000	10,263,767
Target Corp., 4.35%, 06/15/2028	4,124,000	4,135,867
Walmart, Inc.
3.90%, 04/15/2028	6,195,000	6,183,597
3.70%, 06/26/2028	12,048,000	11,969,963
1.50%, 09/22/2028	10,178,000	9,611,328
		50,438,435
Containers & Packaging-0.14%
WRKCo, Inc., 4.00%, 03/15/2028	4,806,000	4,770,594
Distributors-0.19%
LKQ Corp., 5.75%, 06/15/2028(b)	6,605,000	6,720,861
Diversified REITs-0.78%
CubeSmart L.P., 2.25%, 12/15/2028	4,473,000	4,232,563
Digital Realty Trust L.P.
5.55%, 01/15/2028	7,324,000	7,450,046
4.45%, 07/15/2028	5,334,000	5,329,763
VICI Properties L.P., 4.75%, 02/15/2028(b)	10,322,000	10,339,766
		27,352,138
	Principal Amount	Value
Diversified Telecommunication Services-0.97%
AT&T, Inc., 1.65%, 02/01/2028	$18,324,000	$ 17,536,321
Verizon Communications, Inc., 2.10%, 03/22/2028(b)	16,839,000	16,206,456
		33,742,777
Electric Utilities-6.56%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,945,000	4,856,654
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	4,068,000	4,146,177
Commonwealth Edison Co., 3.70%, 08/15/2028	4,537,000	4,482,789
Constellation Energy Generation LLC
3.90%, 01/08/2028	7,401,000	7,345,463
5.60%, 03/01/2028	6,109,000	6,223,293
Duke Energy Corp., 4.30%, 03/15/2028	7,321,000	7,313,723
Duke Energy Florida LLC, 3.80%, 07/15/2028	4,888,000	4,847,740
Duke Energy Progress LLC, 3.70%, 09/01/2028	4,111,000	4,060,115
Edison International
4.13%, 03/15/2028	4,543,000	4,477,962
5.00%, 05/05/2028	3,040,000	3,046,791
5.25%, 11/15/2028(b)	4,942,000	4,967,187
Entergy Corp., 1.90%, 06/15/2028	5,295,000	5,033,317
Eversource Energy, 5.45%, 03/01/2028	10,589,000	10,743,781
Exelon Corp., 5.15%, 03/15/2028	8,137,000	8,238,527
Florida Power & Light Co.
5.05%, 04/01/2028(b)	8,146,000	8,267,609
4.40%, 05/15/2028(b)	6,193,000	6,217,606
Georgia Power Co.
4.65%, 05/16/2028	6,103,000	6,139,877
4.00%, 10/01/2028	6,180,000	6,138,775
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	5,685,000	5,601,675
4.75%, 02/07/2028	4,922,000	4,953,992
4.80%, 03/15/2028	4,939,000	4,977,995
Series D, 4.15%, 08/25/2028	5,783,000	5,751,193
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(b)	8,191,000	8,261,857
4.90%, 02/28/2028	10,248,000	10,327,976
1.90%, 06/15/2028	12,206,000	11,617,288
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,953,000	4,951,947
Pacific Gas and Electric Co.
5.00%, 06/04/2028	6,516,000	6,562,837
3.00%, 06/15/2028	6,509,000	6,308,537
3.75%, 07/01/2028	7,126,000	6,998,105
PG&E Corp., 5.00%, 07/01/2028	8,137,000	8,102,075
San Diego Gas & Electric Co., 4.95%, 08/15/2028	4,938,000	4,993,595
Southern California Edison Co.
5.30%, 03/01/2028	6,193,000	6,260,786
5.65%, 10/01/2028	4,543,000	4,641,317
Southern Co. (The), 4.85%, 06/15/2028	6,083,000	6,133,452
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,734,000	4,691,136

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	$5,766,000	$ 5,712,045
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	5,147,000	5,107,001
		228,502,195
Electrical Equipment-0.53%
Emerson Electric Co., 2.00%, 12/21/2028	8,256,000	7,818,546
Regal Rexnord Corp., 6.05%, 04/15/2028	10,317,000	10,553,830
		18,372,376
Electronic Equipment, Instruments & Components-1.28%
Amphenol Corp.
4.38%, 06/12/2028	6,185,000	6,197,385
3.90%, 11/15/2028	6,191,000	6,134,613
Arrow Electronics, Inc., 3.88%, 01/12/2028	4,130,000	4,089,137
Avnet, Inc., 6.25%, 03/15/2028	4,125,000	4,226,121
Jabil, Inc., 3.95%, 01/12/2028	4,126,000	4,089,900
TD SYNNEX Corp., 2.38%, 08/09/2028	4,953,000	4,717,696
Teledyne Technologies, Inc., 2.25%, 04/01/2028	5,776,000	5,552,245
Trane Technologies Holdco, Inc., 3.75%, 08/21/2028	4,539,000	4,490,024
Trimble, Inc., 4.90%, 06/15/2028	4,951,000	4,964,071
		44,461,192
Energy Equipment & Services-0.11%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	3,931,000	3,920,880
Entertainment-0.88%
Netflix, Inc., 5.88%, 11/15/2028	15,471,000	16,033,143
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	6,590,000	6,642,429
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	8,201,000	7,975,724
		30,651,296
Financial Services-4.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028	4,546,000	4,497,081
4.88%, 04/01/2028	6,193,000	6,227,643
5.75%, 06/06/2028	8,259,000	8,439,543
3.00%, 10/29/2028	30,545,000	29,433,800
Blackstone Private Credit Fund, 7.30%, 11/27/2028	5,337,000	5,535,033
Block Financial LLC, 2.50%, 07/15/2028(b)	4,075,000	3,890,206
Fidelity National Information Services, Inc.
1.65%, 03/01/2028(b)	6,189,000	5,882,848
4.45%, 03/10/2028	16,290,000	16,254,822
Fiserv, Inc.
5.45%, 03/02/2028(b)	7,432,000	7,527,906
5.38%, 08/21/2028	5,771,000	5,848,167
Global Payments Inc., 4.55%, 03/15/2028	4,130,000	4,120,352
Global Payments, Inc., 4.50%, 11/15/2028	14,257,000	14,143,469
	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc.
4.90%, 04/03/2028	$4,069,000	$4,084,492
6.75%, 11/17/2028	6,105,000	6,380,920
Mastercard, Inc.
4.10%, 01/15/2028(b)	6,195,000	6,198,654
3.50%, 02/26/2028	4,129,000	4,090,127
4.88%, 03/09/2028	6,195,000	6,275,169
MGIC Investment Corp., 5.25%, 08/15/2028	5,314,000	5,314,278
PayPal Holdings, Inc., 4.55%, 06/01/2028	3,000,000	3,008,030
		147,152,540
Food Products-1.57%
Campbell’s Co. (The), 4.15%, 03/15/2028	8,239,552	8,158,899
General Mills, Inc.
4.20%, 04/17/2028	11,390,000	11,348,537
5.50%, 10/17/2028(b)	4,106,000	4,199,873
Hershey Co. (The), 4.55%, 02/24/2028(b)	4,110,000	4,139,242
Hormel Foods Corp., 1.70%, 06/03/2028(b)	6,176,000	5,864,950
J.M. Smucker Co. (The), 5.90%, 11/15/2028	6,178,000	6,380,118
Kellanova, 4.30%, 05/15/2028	4,952,000	4,952,837
Mondelez International, Inc.
4.25%, 05/06/2028	5,782,000	5,770,300
4.13%, 05/07/2028	3,799,000	3,776,661
		54,591,417
Gas Utilities-0.22%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	7,430,000	7,552,723
Ground Transportation-0.83%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	4,115,000	4,084,924
CSX Corp., 3.80%, 03/01/2028	6,586,000	6,537,982
Ryder System, Inc.
5.65%, 03/01/2028	4,071,000	4,155,297
5.25%, 06/01/2028	5,287,000	5,367,665
Union Pacific Corp., 3.95%, 09/10/2028	8,693,300	8,638,123
		28,783,991
Health Care Equipment & Supplies-1.70%
Abbott Laboratories, 1.15%, 01/30/2028(b)	5,339,000	5,089,229
Baxter International, Inc., 2.27%, 12/01/2028(b)	10,241,000	9,634,212
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	6,532,000	6,567,146
Edwards Lifesciences Corp., 4.30%, 06/15/2028	4,883,000	4,869,877
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	4,941,000	4,905,690
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	8,243,000	8,240,193

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Stryker Corp.
4.70%, 02/10/2028	$5,785,000	$5,814,940
3.65%, 03/07/2028	4,922,000	4,865,318
4.85%, 12/08/2028	4,950,000	5,006,943
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028(b)	4,129,000	4,214,562
		59,208,110
Health Care Providers & Services-4.65%
Centene Corp., 2.45%, 07/15/2028	18,734,000	17,768,710
Cigna Group (The), 4.38%, 10/15/2028	30,926,177	30,897,382
CVS Health Corp., 4.30%, 03/25/2028	40,724,000	40,606,203
Elevance Health, Inc.
4.10%, 03/01/2028	10,169,990	10,116,166
4.00%, 09/15/2028	6,148,000	6,093,725
HCA, Inc.
5.00%, 03/01/2028(b)	5,783,000	5,833,351
5.20%, 06/01/2028(b)	8,137,000	8,246,549
5.63%, 09/01/2028	12,213,000	12,443,401
Humana, Inc.
5.75%, 03/01/2028	4,047,000	4,126,111
5.75%, 12/01/2028	4,110,000	4,218,120
UnitedHealth Group, Inc.
5.25%, 02/15/2028	8,198,000	8,330,025
3.85%, 06/15/2028	9,364,000	9,293,448
4.40%, 06/15/2028(b)	4,129,000	4,137,006
		162,110,197
Health Care REITs-0.57%
Healthpeak OP LLC, 2.13%, 12/01/2028	4,069,000	3,844,843
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	4,472,000	4,480,947
Ventas Realty L.P., 4.00%, 03/01/2028	5,292,000	5,250,365
Welltower OP LLC, 4.25%, 04/15/2028	6,193,000	6,186,492
		19,762,647
Hotels, Restaurants & Leisure-1.68%
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	4,127,000	4,074,052
Expedia Group, Inc., 3.80%, 02/15/2028(b)	8,256,750	8,166,430
Hyatt Hotels Corp., 5.05%, 03/30/2028	4,125,000	4,159,484
Las Vegas Sands Corp., 5.63%, 06/15/2028	8,257,000	8,377,632
Marriott International, Inc., 5.55%, 10/15/2028(b)	5,777,000	5,918,602
McDonald’s Corp.
3.80%, 04/01/2028	8,674,514	8,610,463
4.80%, 08/14/2028	4,953,000	5,002,567
Starbucks Corp.
3.50%, 03/01/2028(b)	4,956,000	4,891,727
4.50%, 05/15/2028	3,151,000	3,156,523
4.00%, 11/15/2028	6,113,000	6,056,910
		58,414,390
Household Durables-0.15%
Mohawk Industries, Inc., 5.85%, 09/18/2028	4,944,000	5,077,514
	Principal Amount	Value
Household Products-0.38%
Clorox Co. (The), 3.90%, 05/15/2028	$4,086,000	$ 4,048,644
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	4,127,000	4,166,692
Procter & Gamble Co. (The), 3.95%, 01/26/2028	4,930,000	4,927,684
		13,143,020
Independent Power and Renewable Electricity Producers-0.21%
AES Corp. (The), 5.45%, 06/01/2028(b)	7,428,000	7,508,693
Industrial Conglomerates-0.61%
3M Co., 3.63%, 09/14/2028(b)	4,953,000	4,889,782
Eaton Corp.
3.85%, 03/06/2028	12,186,000	12,098,087
4.35%, 05/18/2028(b)	4,117,000	4,125,186
		21,113,055
Insurance-0.38%
Brown & Brown, Inc., 4.70%, 06/23/2028(b)	4,110,000	4,120,061
Lincoln National Corp., 3.80%, 03/01/2028(b)	4,119,000	4,069,906
Willis North America, Inc., 4.50%, 09/15/2028	4,921,000	4,918,166
		13,108,133
Interactive Media & Services-0.59%
Alphabet, Inc., 3.88%, 11/15/2028, (Acquired 11/28/2025 - 05/22/2026; Cost $8,287,549)(b)(c)	8,254,000	8,207,783
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	12,212,000	12,324,343
		20,532,126
IT Services-0.62%
DXC Technology Co., 2.38%, 09/15/2028(b)	5,370,000	5,037,520
International Business Machines Corp.
4.50%, 02/06/2028(b)	8,259,000	8,285,449
4.65%, 02/10/2028	8,258,000	8,304,497
		21,627,466
Life Sciences Tools & Services-0.27%
Revvity, Inc., 1.90%, 09/15/2028	4,069,000	3,832,119
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	5,759,000	5,427,092
		9,259,211
Machinery-2.80%
Caterpillar Financial Services Corp.
3.70%, 01/10/2028(b)	4,130,000	4,109,444
3.95%, 11/14/2028	8,670,000	8,615,421
Series K, 4.10%, 08/15/2028	6,190,000	6,181,975
Series L, 4.20%, 05/15/2028	4,000,000	4,000,437
CNH Industrial Capital LLC
4.75%, 03/21/2028	4,130,000	4,145,786
4.55%, 04/10/2028	4,927,000	4,926,114
Ingersoll Rand, Inc., 5.40%, 08/14/2028	4,125,000	4,201,669

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.65%, 01/07/2028	$4,125,000	$4,154,877
4.75%, 01/20/2028(b)	9,080,000	9,173,200
4.90%, 03/03/2028	5,366,000	5,428,850
1.50%, 03/06/2028	4,124,000	3,941,076
4.95%, 07/14/2028	12,214,000	12,416,662
Series I, 4.25%, 06/05/2028	5,781,000	5,790,784
Otis Worldwide Corp., 5.25%, 08/16/2028	6,193,000	6,301,085
Wabtec Corp., 4.70%, 09/15/2028	10,303,000	10,328,473
Xylem, Inc., 1.95%, 01/30/2028	4,127,000	3,970,674
		97,686,527
Marine Transportation-0.12%
Kirby Corp., 4.20%, 03/01/2028	4,065,000	4,042,249
Media-1.11%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	8,139,000	8,003,109
4.20%, 03/15/2028	10,179,000	10,074,454
Comcast Corp.
3.15%, 02/15/2028	10,562,000	10,377,343
3.55%, 05/01/2028	6,391,000	6,304,911
Paramount Global, 3.38%, 02/15/2028(b)	4,119,000	3,993,106
		38,752,923
Metals & Mining-0.48%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,958,000	3,932,015
4.38%, 08/01/2028	3,571,000	3,554,403
Nucor Corp., 3.95%, 05/01/2028(b)	4,129,000	4,102,623
Steel Dynamics, Inc., 4.00%, 12/15/2028	5,295,000	5,233,897
		16,822,938
Multi-Utilities-1.53%
Dominion Energy, Inc., 4.60%, 05/15/2028	8,259,000	8,282,036
DTE Electric Co., Series A, 1.90%, 04/01/2028	4,715,000	4,531,035
DTE Energy Co., 4.88%, 06/01/2028	8,644,000	8,714,770
National Grid PLC (United Kingdom), 5.60%, 06/12/2028(b)	5,781,000	5,902,866
NiSource, Inc., 5.25%, 03/30/2028	8,674,000	8,796,407
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,951,000	5,096,493
Sempra, 3.40%, 02/01/2028	8,142,609	7,995,706
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	4,127,000	3,912,006
		53,231,319
Oil, Gas & Consumable Fuels-5.12%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	6,509,000	6,410,450
Chevron USA, Inc.
3.85%, 01/15/2028	4,923,000	4,902,512
4.48%, 02/26/2028(b)	8,135,000	8,184,620
4.05%, 08/13/2028	5,341,000	5,324,027
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Continental Resources, Inc., 4.38%, 01/15/2028	$8,136,000	$ 8,095,359
Enbridge, Inc. (Canada)
6.00%, 11/15/2028	6,174,000	6,388,336
4.20%, 11/20/2028	4,120,000	4,092,787
Energy Transfer L.P.
5.55%, 02/15/2028	8,141,000	8,282,177
4.95%, 05/15/2028	6,588,500	6,642,392
4.95%, 06/15/2028	8,137,028	8,204,835
6.10%, 12/01/2028	4,125,000	4,274,015
Enterprise Products Operating LLC, 4.30%, 06/20/2028	6,506,000	6,502,977
EOG Resources, Inc., 4.40%, 07/15/2028	4,118,000	4,123,047
EQT Corp., 5.70%, 04/01/2028	4,125,000	4,211,534
Equinor ASA (Norway)
4.25%, 06/02/2028	6,606,000	6,616,266
3.63%, 09/10/2028(b)	8,238,395	8,150,498
Kinder Morgan, Inc., 4.30%, 03/01/2028	10,170,750	10,172,252
MPLX L.P., 4.00%, 03/15/2028	10,177,000	10,104,135
ONEOK, Inc.
4.55%, 07/15/2028	6,595,000	6,597,361
5.65%, 11/01/2028	6,169,000	6,316,992
Phillips 66, 3.90%, 03/15/2028	6,516,000	6,462,209
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	10,995,000	10,958,037
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	11,397,000	11,355,691
Valero Energy Corp., 4.35%, 06/01/2028	4,808,000	4,801,614
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,755,000	3,757,464
Williams Cos., Inc. (The), 5.30%, 08/15/2028	7,414,000	7,549,800
		178,481,387
Passenger Airlines-0.51%
Delta Air Lines, Inc.
4.38%, 04/19/2028(b)	3,341,000	3,325,550
4.95%, 07/10/2028	8,242,000	8,283,900
Southwest Airlines Co., 4.38%, 11/15/2028(b)	6,189,000	6,148,279
		17,757,729
Personal Care Products-0.87%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	5,777,000	5,775,078
Kenvue, Inc., 5.05%, 03/22/2028(b)	8,137,000	8,238,348
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	10,714,000	10,593,989
4.88%, 09/08/2028	5,756,000	5,838,103
		30,445,518
Pharmaceuticals-3.76%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	8,953,000	9,063,038
1.75%, 05/28/2028	10,182,000	9,720,744

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	$4,045,000	$ 4,031,443
Eli Lilly and Co.
4.55%, 02/12/2028(b)	8,238,000	8,296,233
4.00%, 10/15/2028	8,259,000	8,243,787
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	14,240,786	14,166,837
Johnson & Johnson
2.90%, 01/15/2028	12,221,000	12,019,291
4.55%, 03/01/2028	6,158,000	6,209,762
Merck & Co., Inc.
4.05%, 05/17/2028	4,110,000	4,104,416
1.90%, 12/10/2028(b)	8,244,000	7,796,067
Novartis Capital Corp., 3.90%, 11/05/2028	5,757,000	5,717,242
Pfizer, Inc., 3.60%, 09/15/2028(b)	8,255,441	8,157,739
Sanofi S.A., 3.63%, 06/19/2028(b)	8,257,842	8,174,635
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	14,056,000	14,208,003
Zoetis, Inc.
4.15%, 08/17/2028	6,914,000	6,876,163
3.90%, 08/20/2028	4,122,000	4,073,091
		130,858,491
Professional Services-0.73%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	8,262,000	7,893,743
Concentrix Corp., 6.60%, 08/02/2028(b)	6,549,000	6,527,008
Equifax, Inc., 5.10%, 06/01/2028	5,776,000	5,834,540
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,887,000	5,051,507
		25,306,798
Residential REITs-0.37%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	4,067,000	4,044,302
ERP Operating L.P., 3.50%, 03/01/2028	4,122,000	4,060,952
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,886,000	4,629,149
		12,734,403
Retail REITs-0.45%
Realty Income Corp.
3.40%, 01/15/2028	4,862,000	4,793,426
3.65%, 01/15/2028	4,476,000	4,432,828
Simon Property Group L.P., 1.75%, 02/01/2028	6,583,000	6,317,253
		15,543,507
Semiconductors & Semiconductor Equipment-2.74%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028(b)	5,157,000	5,173,056
Analog Devices, Inc.
4.25%, 06/15/2028	7,002,000	7,000,619
1.70%, 10/01/2028	6,198,000	5,842,254
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	6,415,000	6,348,658
Broadcom, Inc.
1.95%, 02/15/2028(b)	6,139,000	5,913,012
4.80%, 04/15/2028	9,080,000	9,166,360
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
4.88%, 02/10/2028	$14,251,000	$14,350,558
1.60%, 08/12/2028	8,188,000	7,706,092
Marvell Technology, Inc., 2.45%, 04/15/2028	6,194,000	5,972,061
Microchip Technology, Inc., 4.90%, 03/15/2028	8,253,000	8,305,022
NVIDIA Corp., 1.55%, 06/15/2028	10,322,000	9,827,911
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 4.30%, 08/19/2028(b)	4,133,000	4,118,946
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	5,776,000	5,817,370
		95,541,919
Software-3.56%
Adobe, Inc., 4.75%, 01/17/2028(b)	6,610,000	6,668,948
Intuit, Inc., 5.13%, 09/15/2028(b)	6,193,000	6,289,930
Oracle Corp.
2.30%, 03/25/2028	16,290,000	15,597,917
4.50%, 05/06/2028	6,183,000	6,172,175
4.80%, 08/03/2028(b)	12,216,000	12,216,799
Roper Technologies, Inc.
4.20%, 09/15/2028	6,607,000	6,552,716
4.25%, 09/15/2028	4,125,000	4,099,981
Salesforce, Inc.
4.50%, 03/15/2028(b)	28,510,000	28,548,377
3.70%, 04/11/2028	12,216,000	12,079,033
1.50%, 07/15/2028(b)	8,254,000	7,782,588
ServiceNow, Inc., 4.25%, 05/15/2028	4,000,000	4,000,684
Synopsys, Inc., 4.65%, 04/01/2028	8,257,000	8,289,310
VMware LLC, 1.80%, 08/15/2028	6,191,000	5,853,504
		124,151,962
Specialized REITs-2.32%
American Tower Corp.
3.60%, 01/15/2028	5,709,000	5,635,350
1.50%, 01/31/2028	5,335,000	5,083,998
5.50%, 03/15/2028	5,671,000	5,770,162
5.25%, 07/15/2028	5,367,000	5,450,706
5.80%, 11/15/2028	6,089,000	6,260,475
Crown Castle, Inc.
5.00%, 01/11/2028	8,072,000	8,137,050
3.80%, 02/15/2028	8,139,000	8,042,520
4.80%, 09/01/2028	4,883,000	4,910,265
Equinix, Inc., 1.55%, 03/15/2028	5,370,000	5,107,360
Extra Space Storage L.P., 5.70%, 04/01/2028	6,610,000	6,745,619
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	4,126,000	4,186,660
Prologis L.P., 4.88%, 06/15/2028(b)	6,172,000	6,239,112
Public Storage Operating Co.
1.85%, 05/01/2028	5,358,000	5,124,578
1.95%, 11/09/2028	4,534,000	4,282,488
		80,976,343
Specialty Retail-1.91%
AutoZone, Inc., 6.25%, 11/01/2028	4,116,000	4,276,389

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	$8,253,000	$8,369,364
4.75%, 04/01/2028	8,262,000	8,311,359
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	4,125,000	3,904,363
1.50%, 09/15/2028(b)	8,256,000	7,790,289
3.75%, 09/15/2028	4,130,000	4,096,393
Lowe`s Cos., Inc., 4.00%, 10/15/2028	6,196,000	6,139,311
Lowe’s Cos., Inc.
1.30%, 04/15/2028	8,254,490	7,806,383
1.70%, 09/15/2028	8,237,000	7,755,657
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	4,130,000	4,127,191
TJX Cos., Inc. (The), 1.15%, 05/15/2028	4,132,000	3,901,892
		66,478,591
Technology Hardware, Storage & Peripherals-2.43%
Apple, Inc.
1.20%, 02/08/2028	20,363,000	19,429,433
4.00%, 05/10/2028(b)	12,221,000	12,231,083
4.00%, 05/12/2028	12,216,000	12,211,235
1.40%, 08/05/2028(b)	18,732,000	17,712,255
Hewlett Packard Enterprise Co.
4.50%, 03/23/2028	4,126,000	4,126,526
5.25%, 07/01/2028	4,546,000	4,611,505
4.15%, 09/15/2028(b)	7,009,000	6,953,558
HP, Inc., 4.75%, 01/15/2028	7,433,000	7,469,680
		84,745,275
Tobacco-1.86%
Altria Group, Inc.
4.88%, 02/04/2028	4,125,000	4,154,662
6.20%, 11/01/2028	4,065,000	4,220,192
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028	14,239,500	13,705,179
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028(b)	8,242,000	8,248,640
Philip Morris International, Inc.
4.88%, 02/15/2028	12,613,000	12,728,105
3.13%, 03/02/2028(b)	4,130,950	4,050,081
4.13%, 04/28/2028	6,183,000	6,157,438
5.25%, 09/07/2028	5,355,000	5,456,956
3.88%, 10/27/2028	6,170,000	6,110,277
		64,831,530
	Principal Amount	Value
Trading Companies & Distributors-0.28%
Air Lease Corp.
5.30%, 02/01/2028(b)	$5,782,000	$5,839,792
2.10%, 09/01/2028(b)	4,125,750	3,897,764
		9,737,556
Water Utilities-0.15%
American Water Capital Corp., 3.75%, 09/01/2028	5,147,000	5,079,231
Wireless Telecommunication Services-1.06%
Sprint Capital Corp., 6.88%, 11/15/2028	20,159,000	21,244,415
T-Mobile USA, Inc.
4.95%, 03/15/2028(b)	8,137,000	8,218,334
4.80%, 07/15/2028	7,335,000	7,392,166
		36,854,915
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,437,105,030)		3,448,407,518
	Shares
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $4,015,746)	4,015,746	4,015,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $3,441,120,776)		3,452,423,264
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.66%
Invesco Private Government Fund, 3.58%(d)(e)(f)	75,225,165	75,225,165
Invesco Private Prime Fund, 3.75%(d)(e)(f)	191,515,133	191,553,436
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $266,779,591)		266,778,601
TOTAL INVESTMENTS IN SECURITIES-106.81% (Cost $3,707,900,367)		3,719,201,865
OTHER ASSETS LESS LIABILITIES-(6.81)%		(237,118,562)
NET ASSETS-100.00%		$3,482,083,303

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,132,936	$161,784,833	$(158,902,023)	$-	$-	$4,015,746	$208,927
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,653,873	253,997,875	(288,426,583)	-	-	75,225,165	2,503,560*
Invesco Private Prime Fund	290,130,447	567,132,440	(665,682,374)	(21,560)	(5,517)	191,553,436	6,786,177*
Total	$400,917,256	$982,915,148	$(1,113,010,980)	$(21,560)	$(5,517)	$270,794,347	$9,498,664

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-1.49%
Boeing Co. (The)
3.20%, 03/01/2029	$6,803,000	$6,568,103
6.30%, 05/01/2029	10,240,000	10,714,375
Howmet Aerospace, Inc., 3.00%, 01/15/2029	4,760,000	4,591,944
L3Harris Technologies, Inc., 5.05%, 06/01/2029(b)	4,744,000	4,812,141
Lockheed Martin Corp., 4.50%, 02/15/2029	4,758,000	4,774,245
Northrop Grumman Corp., 4.60%, 02/01/2029	3,396,000	3,417,681
RTX Corp.
5.75%, 01/15/2029	3,652,000	3,775,561
7.50%, 09/15/2029	3,036,000	3,309,895
		41,963,945
Air Freight & Logistics-0.50%
FedEx Corp., 3.10%, 08/05/2029	4,630,000	4,437,512
GXO Logistics, Inc., 6.25%, 05/06/2029	4,387,000	4,538,235
United Parcel Service, Inc., 3.40%, 03/15/2029	5,112,000	4,990,429
		13,966,176
Automobile Components-0.13%
BorgWarner, Inc., 4.95%, 08/15/2029(b)	3,689,000	3,732,640
Automobiles-4.30%
American Honda Finance Corp.
4.15%, 01/08/2029(b)	4,760,000	4,711,680
2.25%, 01/12/2029(b)	4,793,000	4,518,854
4.90%, 03/13/2029(b)	5,098,000	5,138,379
4.40%, 09/05/2029	5,104,000	5,057,938
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	5,150,000	4,862,866
5.80%, 03/08/2029	10,985,000	11,150,333
4.97%, 04/06/2029(b)	10,130,000	10,067,127
5.11%, 05/03/2029	10,042,000	10,013,927
5.30%, 09/06/2029	6,178,000	6,188,089
5.88%, 11/07/2029	8,580,000	8,716,677
General Motors Co., 5.40%, 10/15/2029(b)	6,866,000	7,019,618
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	4,243,000	4,298,757
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	3,372,000	3,219,133
Toyota Motor Credit Corp.
4.65%, 01/05/2029	5,495,000	5,537,863
3.65%, 01/08/2029	3,380,000	3,326,322
5.05%, 05/16/2029	6,866,000	6,996,668
4.45%, 06/29/2029(b)	5,493,000	5,502,233
4.55%, 08/09/2029	6,861,000	6,886,680
Series B, 4.05%, 03/13/2029	7,890,000	7,827,606
		121,040,750
	Principal Amount	Value
Banks-6.62%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.15%, 03/03/2029	$6,377,000	$6,298,956
5.38%, 03/13/2029	7,351,000	7,523,223
Banco Santander S.A. (Spain), 4.60%, 04/15/2029	6,870,000	6,847,817
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	4,806,000	4,938,841
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	7,891,000	8,052,811
Citibank N.A., 4.84%, 08/06/2029(b)	10,473,000	10,605,799
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	3,404,000	3,445,753
4.32%, 04/01/2029(b)	5,120,000	5,125,773
4.49%, 10/17/2029	5,314,000	5,337,523
KeyCorp, 2.55%, 10/01/2029	5,151,000	4,823,334
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	10,293,000	10,127,429
3.20%, 07/18/2029	12,012,000	11,518,753
National Bank of Canada (Canada), 4.50%, 10/10/2029	6,861,000	6,842,449
PNC Bank N.A., 2.70%, 10/22/2029(b)	5,149,000	4,850,126
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	10,296,000	10,041,601
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	6,863,000	6,978,113
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	3,374,000	3,212,765
4.11%, 01/15/2029(b)	5,490,000	5,439,693
5.32%, 07/09/2029(b)	5,145,000	5,249,344
3.04%, 07/16/2029	16,881,000	16,097,465
2.72%, 09/27/2029	3,435,000	3,234,747
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029(b)	6,124,000	6,208,286
4.36%, 04/23/2029	2,000,000	1,992,274
4.78%, 12/17/2029(b)	6,978,000	7,044,402
Truist Financial Corp., 3.88%, 03/19/2029	4,433,000	4,353,620
Wells Fargo & Co., 4.15%, 01/24/2029	17,159,000	17,044,524
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	3,433,000	3,235,188
		186,470,609
Beverages-2.30%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	20,107,000	20,282,722
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	6,864,000	6,447,118
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	4,806,000	4,901,634
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	6,863,000	6,407,568

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	$5,152,000	$5,207,179
3.95%, 04/15/2029	6,870,000	6,746,405
PepsiCo, Inc.
4.10%, 01/15/2029(b)	5,144,000	5,134,176
7.00%, 03/01/2029	3,502,000	3,745,261
4.50%, 07/17/2029	5,837,000	5,879,072
		64,751,135
Biotechnology-2.53%
AbbVie, Inc.
4.80%, 03/15/2029	17,165,000	17,361,300
3.20%, 11/21/2029	36,719,000	35,267,086
Amgen, Inc.
3.00%, 02/22/2029	5,149,000	4,970,198
4.05%, 08/18/2029	8,583,000	8,483,832
Gilead Sciences, Inc., 4.80%, 11/15/2029(b)	5,146,000	5,212,237
		71,294,653
Broadline Retail-1.61%
Amazon.com, Inc.
4.00%, 03/13/2029	20,599,000	20,450,980
3.45%, 04/13/2029(b)	10,300,000	10,089,638
4.65%, 12/01/2029	10,294,000	10,399,475
eBay, Inc., 4.25%, 03/06/2029(b)	4,432,000	4,391,573
		45,331,666
Building Products-0.55%
CRH SMW Finance DAC, 5.20%, 05/21/2029	5,104,000	5,207,615
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029(b)	5,166,000	4,935,734
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	5,122,000	5,261,570
		15,404,919
Capital Markets-4.47%
Ares Capital Corp.
5.88%, 03/01/2029	6,800,000	6,875,243
5.95%, 07/15/2029	5,839,000	5,907,607
Ares Strategic Income Fund, 6.35%, 08/15/2029(b)	4,805,000	4,866,792
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029(b)	5,152,000	4,962,450
BlackRock, Inc., 3.25%, 04/30/2029	6,797,000	6,623,927
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	6,799,000	6,804,094
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	3,737,000	3,864,447
6.60%, 09/15/2029	6,111,000	6,160,060
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029(b)	4,769,000	4,794,945
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	6,799,000	6,828,104
Charles Schwab Corp. (The)
4.00%, 02/01/2029	4,084,000	4,054,060
3.25%, 05/22/2029(b)	4,083,000	3,963,442
	Principal Amount	Value
Capital Markets-(continued)
Deutsche Bank AG (Germany), 5.41%, 05/10/2029(b)	$6,869,000	$ 7,045,306
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029	2,000,000	1,984,839
Golub Capital BDC, Inc., 6.00%, 07/15/2029(b)	5,122,000	5,139,142
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,780,000	3,853,025
Lazard Group LLC, 4.38%, 03/11/2029	3,401,000	3,374,933
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	4,082,000	4,213,627
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	3,612,000	3,435,412
5.61%, 07/06/2029	4,409,000	4,520,221
Northern Trust Corp., 3.15%, 05/03/2029(b)	3,661,000	3,556,783
S&P Global, Inc.
2.95%, 03/01/2029	8,343,000	8,023,081
4.25%, 05/01/2029(b)	6,266,000	6,238,319
2.50%, 12/01/2029	3,661,000	3,435,173
Sixth Street Lending Partners, 6.50%, 03/11/2029	5,145,000	5,250,957
		125,775,989
Chemicals-1.03%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	5,126,000	5,153,774
Dow Chemical Co. (The), 7.38%, 11/01/2029	4,407,000	4,767,091
Eastman Chemical Co., 5.00%, 08/01/2029	5,123,000	5,171,655
Mosaic Co. (The), 4.35%, 01/15/2029	3,413,000	3,384,339
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	5,100,000	5,063,318
Sherwin-Williams Co. (The), 2.95%, 08/15/2029(b)	5,800,000	5,530,720
		29,070,897
Commercial Services & Supplies-0.78%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	4,774,000	4,555,404
Eaton Corp., 3.95%, 03/06/2029	8,806,000	8,707,878
Waste Connections, Inc., 3.50%, 05/01/2029	3,687,000	3,604,736
Waste Management, Inc., 4.88%, 02/15/2029	5,116,000	5,186,766
		22,054,784
Communications Equipment-0.93%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	17,162,000	17,425,586
Juniper Networks, Inc., 3.75%, 08/15/2029	3,414,000	3,315,569
Motorola Solutions, Inc., 4.60%, 05/23/2029	5,489,000	5,497,423
		26,238,578
Construction & Engineering-0.14%
MasTec, Inc., 5.90%, 06/15/2029	3,773,000	3,883,150

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Construction Materials-0.26%
Amcor Group Finance PLC, 5.45%, 05/23/2029	$3,416,000	$ 3,498,503
Vulcan Materials Co., 4.95%, 12/01/2029	3,652,000	3,699,776
		7,198,279
Consumer Finance-2.06%
American Express Co., 4.05%, 05/03/2029(b)	6,867,000	6,835,400
General Motors Financial Co., Inc.
5.80%, 01/07/2029	10,295,000	10,589,042
5.65%, 01/17/2029(b)	3,376,000	3,453,142
4.30%, 04/06/2029	7,553,000	7,476,620
4.75%, 04/06/2029(b)	9,567,000	9,591,816
5.55%, 07/15/2029	8,442,000	8,641,594
4.90%, 10/06/2029	6,862,000	6,903,168
Synchrony Financial, 5.15%, 03/19/2029	4,460,000	4,468,470
		57,959,252
Consumer Staples Distribution & Retail-0.81%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	3,416,000	3,619,427
Kroger Co. (The), 4.50%, 01/15/2029	4,117,000	4,124,734
Sysco Corp., 5.75%, 01/17/2029	3,437,000	3,536,702
Target Corp., 3.38%, 04/15/2029(b)	6,864,000	6,702,578
Walmart, Inc., 3.25%, 07/08/2029(b)	5,027,000	4,908,181
		22,891,622
Containers & Packaging-0.62%
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029(b)	5,000,000	4,953,725
Packaging Corp. of America, 3.00%, 12/15/2029(b)	3,403,000	3,233,074
Sonoco Products Co., 4.60%, 09/01/2029	4,097,000	4,090,981
WRKCo, Inc., 4.90%, 03/15/2029(b)	5,126,000	5,164,260
		17,442,040
Distributors-0.18%
Genuine Parts Co., 4.95%, 08/15/2029	5,123,000	5,107,107
Diversified REITs-0.21%
Digital Realty Trust L.P., 3.60%, 07/01/2029	6,115,000	5,946,804
Diversified Telecommunication Services-1.70%
AT&T, Inc., 4.35%, 03/01/2029(b)	20,596,000	20,554,656
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	6,862,000	6,787,349
4.02%, 12/03/2029	20,920,000	20,624,382
		47,966,387
Electric Utilities-5.51%
AEP Texas, Inc., 5.45%, 05/15/2029	3,502,000	3,586,511
American Electric Power Co., Inc., 5.20%, 01/15/2029	6,803,000	6,924,270
Avangrid, Inc., 3.80%, 06/01/2029(b)	5,149,000	5,023,999
Constellation Energy Generation, LLC, 4.55%, 06/01/2029	2,000,000	1,996,304
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
4.85%, 01/05/2029	$4,416,000	$4,454,950
3.40%, 06/15/2029	4,120,000	3,993,952
Duke Energy Florida LLC, 2.50%, 12/01/2029	4,808,000	4,506,725
Duke Energy Progress LLC, 3.45%, 03/15/2029	4,122,000	4,027,728
Edison International
5.45%, 06/15/2029(b)	3,661,000	3,692,710
6.95%, 11/15/2029	4,046,000	4,248,323
Evergy, Inc., 2.90%, 09/15/2029	5,494,000	5,219,700
Eversource Energy
5.95%, 02/01/2029	5,464,000	5,641,359
Series O, 4.25%, 04/01/2029	3,430,000	3,405,760
Exelon Corp., 5.15%, 03/15/2029	4,465,000	4,540,651
Florida Power & Light Co., 5.15%, 06/15/2029	5,144,000	5,258,802
MidAmerican Energy Co., 3.65%, 04/15/2029	5,838,000	5,727,324
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	3,685,000	3,721,830
Series D, 4.05%, 02/09/2029	4,077,000	4,041,215
Nevada Power Co., Series CC, 3.70%, 05/01/2029	3,397,000	3,332,377
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029(b)	6,123,000	6,198,012
3.50%, 04/01/2029	3,338,000	3,254,995
2.75%, 11/01/2029	6,818,000	6,463,306
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	4,420,000	4,446,085
Pacific Gas and Electric Co.
6.10%, 01/15/2029	8,579,000	8,854,550
5.55%, 05/15/2029	5,834,000	5,966,785
PacifiCorp, 5.10%, 02/15/2029	3,403,000	3,443,931
Public Service Co. of Colorado, 4.15%, 03/13/2029	4,780,000	4,746,526
Southern California Edison Co.
5.15%, 06/01/2029	7,356,000	7,432,949
Series A, 4.20%, 03/01/2029	3,693,000	3,648,292
Southern Co. (The), 5.50%, 03/15/2029	6,864,000	7,042,201
Tampa Electric Co., 4.90%, 03/01/2029	3,433,000	3,468,965
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029(b)	3,432,000	3,284,191
Xcel Energy, Inc., 2.60%, 12/01/2029	3,685,000	3,447,267
		155,042,545
Electronic Equipment, Instruments & Components-0.62%
Amphenol Corp., 4.35%, 06/01/2029	3,416,000	3,423,725
Arrow Electronics, Inc., 5.15%, 08/21/2029	3,437,000	3,473,628
Jabil, Inc., 4.20%, 02/01/2029	3,507,000	3,463,649
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	3,678,000	3,502,295
TD SYNNEX Corp., 4.30%, 01/17/2029	3,750,000	3,715,608
		17,578,905

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.34%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/2029(b)	$2,565,000	$2,542,037
3.14%, 11/07/2029	3,849,000	3,695,286
NOV, Inc., 3.60%, 12/01/2029(b)	3,410,000	3,301,353
		9,538,676
Entertainment-0.90%
Netflix, Inc., 6.38%, 05/15/2029(b)	5,491,000	5,799,703
Walt Disney Co. (The)
3.75%, 03/14/2029	6,866,000	6,774,912
2.00%, 09/01/2029(b)	13,732,000	12,771,013
		25,345,628
Financial Services-4.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	5,488,000	5,551,049
4.13%, 02/28/2029(b)	6,180,000	6,099,192
4.63%, 09/10/2029(b)	8,923,000	8,905,617
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	6,810,000	7,004,935
BlackRock Funding, Inc., 4.70%, 03/14/2029	3,403,000	3,445,549
Blackstone Private Credit Fund
4.00%, 01/15/2029(b)	4,367,000	4,180,674
5.95%, 07/16/2029	6,180,000	6,188,615
Corebridge Financial, Inc., 3.85%, 04/05/2029	6,798,000	6,646,493
Enact Holdings, Inc., 6.25%, 05/28/2029(b)	5,095,000	5,263,937
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	15,790,000	15,705,972
3.75%, 05/21/2029(b)	3,167,000	3,081,699
Fiserv, Inc., 3.50%, 07/01/2029	20,598,000	19,819,856
Global Payments, Inc., 5.30%, 08/15/2029(b)	3,661,000	3,695,359
Mastercard, Inc., 2.95%, 06/01/2029	6,870,000	6,626,970
ORIX Corp. (Japan), 4.65%, 09/10/2029(b)	4,801,000	4,823,233
PayPal Holdings, Inc., 2.85%, 10/01/2029	10,295,000	9,733,039
Radian Group, Inc., 6.20%, 05/15/2029(b)	4,563,000	4,725,472
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	6,521,000	6,438,694
State Street Bank and Trust Co., 4.78%, 11/23/2029(b)	5,492,000	5,573,438
Visa, Inc., 3.80%, 02/12/2029	6,150,000	6,090,910
		139,600,703
Food Products-1.13%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	5,459,000	5,403,585
Campbell’s Co. (The), 5.20%, 03/21/2029(b)	4,115,000	4,155,013
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/2029	4,100,000	3,931,780
	Principal Amount	Value
Food Products-(continued)
McCormick & Co., Inc., 4.15%, 02/15/2029(b)	$3,430,000	$ 3,399,323
Mondelez International, Inc., 4.75%, 02/20/2029(b)	3,941,000	3,974,850
Tyson Foods, Inc.
4.35%, 03/01/2029	6,865,000	6,842,502
5.40%, 03/15/2029(b)	4,119,000	4,213,462
		31,920,515
Gas Utilities-0.14%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	4,107,000	3,991,952
Ground Transportation-0.69%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	4,090,000	4,043,131
CSX Corp., 4.25%, 03/15/2029	6,468,000	6,448,088
Ryder System, Inc., 5.38%, 03/15/2029	3,738,000	3,822,953
Union Pacific Corp., 3.70%, 03/01/2029	5,274,000	5,193,960
		19,508,132
Health Care Equipment & Supplies-1.63%
Abbott Laboratories, 3.70%, 03/09/2029	15,450,000	15,194,010
Augusta SpinCo Corp., 4.40%, 03/23/2029	4,120,000	4,098,959
Becton, Dickinson and Co., 4.87%, 02/08/2029	4,447,000	4,486,571
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	5,491,000	5,156,778
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	6,864,000	6,910,668
Solventum Corp., 5.40%, 03/01/2029	4,823,000	4,919,709
Stryker Corp., 4.25%, 09/11/2029	5,152,000	5,119,223
		45,885,918
Health Care Providers & Services-5.04%
Cardinal Health, Inc.
5.13%, 02/15/2029	4,444,000	4,512,385
5.00%, 11/15/2029	5,145,000	5,210,615
Cencora, Inc.
3.95%, 02/13/2029(b)	3,430,000	3,381,488
4.85%, 12/15/2029	4,121,000	4,156,370
Centene Corp., 4.63%, 12/15/2029	22,285,000	21,717,238
Cigna Group (The), 5.00%, 05/15/2029	6,831,000	6,935,843
CommonSpirit Health, 3.35%, 10/01/2029	6,280,000	6,017,478
CVS Health Corp.
5.00%, 01/30/2029	6,868,000	6,948,743
5.40%, 06/01/2029(b)	6,869,000	7,024,526
Elevance Health, Inc.
5.15%, 06/15/2029	4,270,000	4,336,921
2.88%, 09/15/2029	5,605,000	5,318,432
HCA, Inc.
5.88%, 02/01/2029	6,869,000	7,052,473
3.38%, 03/15/2029	3,435,000	3,327,207
4.13%, 06/15/2029	13,732,000	13,539,427
Humana, Inc., 3.70%, 03/23/2029	3,809,000	3,717,736
Icon Investments Six DAC, 5.85%, 05/08/2029	5,098,000	5,191,555

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029(b)	$4,461,000	$ 4,231,237
McKesson Corp., 4.25%, 09/15/2029	3,690,000	3,669,717
Quest Diagnostics, Inc.
4.20%, 06/30/2029	3,625,000	3,590,343
4.63%, 12/15/2029(b)	4,078,000	4,095,547
UnitedHealth Group, Inc.
4.25%, 01/15/2029	8,497,000	8,472,821
4.00%, 05/15/2029	6,122,000	6,055,490
Universal Health Services, Inc., 4.63%, 10/15/2029	3,412,000	3,386,569
		141,890,161
Health Care REITs-0.72%
Healthpeak OP LLC, 3.50%, 07/15/2029	4,739,000	4,580,939
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	3,689,000	3,546,019
Ventas Realty L.P., 4.40%, 01/15/2029	5,102,000	5,080,760
Welltower OP LLC
2.05%, 01/15/2029	3,650,000	3,437,165
4.13%, 03/15/2029(b)	3,741,000	3,713,451
		20,358,334
Hotels, Restaurants & Leisure-1.19%
Airbnb, Inc., 4.40%, 03/16/2029(b)	5,833,000	5,823,737
Hyatt Hotels Corp., 5.25%, 06/30/2029	4,403,000	4,472,701
Las Vegas Sands Corp., 6.00%, 08/15/2029(b)	3,407,000	3,505,902
Marriott International, Inc.
4.90%, 04/15/2029(b)	5,439,000	5,497,346
4.88%, 05/15/2029	3,682,000	3,721,147
McDonald’s Corp., 5.00%, 05/17/2029	3,656,000	3,718,413
Starbucks Corp., 3.55%, 08/15/2029	6,864,000	6,701,437
		33,440,683
Household Durables-0.13%
Leggett & Platt, Inc., 4.40%, 03/15/2029	3,679,000	3,590,645
Household Products-0.57%
Clorox Co. (The), 4.40%, 05/01/2029	3,660,000	3,643,108
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	4,807,000	4,663,197
Procter & Gamble Co. (The)
4.35%, 01/29/2029	4,355,000	4,381,427
4.15%, 10/24/2029(b)	3,402,000	3,413,421
		16,101,153
Industrial Conglomerates-0.42%
3M Co.
3.38%, 03/01/2029	5,435,000	5,291,111
2.38%, 08/26/2029(b)	6,830,000	6,409,364
		11,700,475
Insurance-2.46%
Allstate Corp. (The), 5.05%, 06/24/2029	3,129,000	3,177,723
American National Group, Inc., 5.75%, 10/01/2029	4,383,000	4,451,874
Aon Corp., 3.75%, 05/02/2029	5,486,000	5,369,821
	Principal Amount	Value
Insurance-(continued)
Aon North America, Inc., 5.15%, 03/01/2029	$6,797,000	$ 6,908,203
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	5,102,000	5,146,866
Chubb INA Holdings LLC, 4.65%, 08/15/2029(b)	4,758,000	4,798,419
CNA Financial Corp., 3.90%, 05/01/2029	3,444,000	3,375,817
CNO Financial Group, Inc., 5.25%, 05/30/2029	3,407,000	3,432,544
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	3,737,000	3,800,330
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	4,083,000	3,870,875
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	10,195,000	10,192,910
PartnerRe Finance B LLC, 3.70%, 07/02/2029	3,402,000	3,305,896
Principal Financial Group, Inc., 3.70%, 05/15/2029	3,694,000	3,612,291
Progressive Corp. (The), 4.00%, 03/01/2029	3,741,000	3,719,635
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	4,090,000	4,017,167
		69,180,371
Interactive Media & Services-0.85%
Alphabet, Inc., 3.70%, 02/15/2029, (Acquired 02/26/2026 - 05/22/2026; Cost $17,148,186)(b)(c)	17,165,000	16,944,661
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	6,863,000	6,871,735
		23,816,396
IT Services-1.01%
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	3,430,000	3,441,283
International Business Machines Corp.
4.00%, 02/03/2029	3,400,000	3,368,155
3.50%, 05/15/2029	22,315,000	21,760,520
		28,569,958
Leisure Products-0.34%
Hasbro, Inc., 3.90%, 11/19/2029	6,181,000	6,030,875
Polaris, Inc., 6.95%, 03/15/2029(b)	3,433,000	3,588,550
		9,619,425
Life Sciences Tools & Services-0.97%
IQVIA, Inc., 6.25%, 02/01/2029	8,582,000	8,883,949
Revvity, Inc., 3.30%, 09/15/2029	5,832,000	5,593,121
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	6,863,000	6,977,802
2.60%, 10/01/2029	6,174,000	5,834,254
		27,289,126

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Machinery-3.54%
Caterpillar Financial Services Corp.
3.75%, 02/23/2029(b)	$5,666,000	$5,592,000
4.85%, 02/27/2029	4,386,000	4,450,427
4.38%, 08/16/2029(b)	4,427,000	4,434,664
4.70%, 11/15/2029	6,118,000	6,186,505
Series L, 4.30%, 05/15/2029	1,000,000	1,000,050
Caterpillar, Inc., 2.60%, 09/19/2029	3,398,000	3,219,365
CNH Industrial Capital LLC
5.50%, 01/12/2029	3,404,000	3,475,788
5.10%, 04/20/2029	4,389,000	4,444,339
Cummins, Inc., 4.90%, 02/20/2029	3,690,000	3,744,055
Deere & Co., 5.38%, 10/16/2029(b)	3,688,000	3,821,146
IDEX Corp., 4.95%, 09/01/2029	3,412,000	3,445,887
Ingersoll Rand, Inc., 5.18%, 06/15/2029(b)	5,345,000	5,453,847
John Deere Capital Corp.
4.50%, 01/16/2029	6,795,000	6,839,112
3.45%, 03/07/2029(b)	4,427,000	4,339,080
3.35%, 04/18/2029(b)	4,432,000	4,327,073
4.85%, 06/11/2029	5,783,000	5,871,559
Series I, 3.90%, 03/09/2029	4,000,000	3,959,111
Nordson Corp., 4.50%, 12/15/2029	4,212,000	4,198,377
Otis Worldwide Corp., 4.49%, 05/07/2029	2,000,000	2,000,184
Parker-Hannifin Corp.
3.25%, 06/14/2029	6,838,000	6,612,765
4.50%, 09/15/2029(b)	6,804,000	6,822,411
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	5,487,000	5,407,976
		99,645,721
Media-1.46%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	8,586,000	8,020,249
5.05%, 03/30/2029	8,495,000	8,493,309
6.10%, 06/01/2029	10,294,000	10,593,845
Comcast Corp.
4.55%, 01/15/2029(b)	6,118,000	6,148,366
5.10%, 06/01/2029	4,393,000	4,486,475
Paramount Global, 4.20%, 06/01/2029	3,428,000	3,270,760
		41,013,004
Metals & Mining-0.12%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	3,418,000	3,390,867
Multi-Utilities-1.50%
Ameren Corp., 5.00%, 01/15/2029	4,762,000	4,818,341
CenterPoint Energy, Inc., 5.40%, 06/01/2029	4,778,000	4,892,395
Consumers Energy Co.
4.90%, 02/15/2029(b)	3,655,000	3,700,788
4.60%, 05/30/2029	4,078,000	4,100,506
DTE Energy Co.
5.10%, 03/01/2029(b)	8,235,000	8,356,927
Series C, 3.40%, 06/15/2029	3,291,000	3,182,980
NiSource, Inc., 5.20%, 07/01/2029	4,178,000	4,252,598
	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	$5,148,000	$ 5,237,546
Sempra, 3.70%, 04/01/2029	3,686,000	3,602,842
		42,144,923
Office REITs-0.20%
Boston Properties L.P., 3.40%, 06/21/2029	5,784,000	5,566,000
Oil, Gas & Consumable Fuels-6.84%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	3,401,000	3,413,807
BP Capital Markets America, Inc.
4.70%, 04/10/2029	8,498,000	8,563,971
4.97%, 10/17/2029	5,101,000	5,186,801
4.87%, 11/25/2029(b)	4,792,000	4,860,914
Canadian Natural Resources Ltd. (Canada), 5.00%, 12/15/2029	5,086,000	5,163,039
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	10,296,000	10,250,588
Chevron USA, Inc., 3.25%, 10/15/2029	3,426,000	3,321,207
ConocoPhillips Co., 6.95%, 04/15/2029	4,840,000	5,176,806
DCP Midstream Operating L.P., 5.13%, 05/15/2029	4,360,000	4,424,173
Diamondback Energy, Inc., 3.50%, 12/01/2029	6,276,000	6,088,348
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	5,150,000	5,252,374
3.13%, 11/15/2029	6,868,000	6,552,392
Energy Transfer L.P.
5.25%, 04/15/2029	10,297,000	10,479,192
5.25%, 07/01/2029	6,865,000	6,995,410
4.15%, 09/15/2029	3,758,000	3,710,458
Enterprise Products Operating LLC, 3.13%, 07/31/2029	8,579,000	8,259,141
Expand Energy Corp., 5.38%, 02/01/2029	4,360,000	4,352,234
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	8,579,000	8,132,272
Kinder Morgan, Inc.
5.00%, 02/01/2029(b)	8,584,000	8,699,173
5.10%, 08/01/2029	3,435,000	3,490,813
MPLX L.P., 4.80%, 02/15/2029	5,125,000	5,157,132
ONEOK, Inc.
4.35%, 03/15/2029	4,764,000	4,735,393
4.40%, 10/15/2029	4,415,000	4,386,160
Phillips 66 Co., 3.15%, 12/15/2029	3,874,000	3,693,928
Shell Finance US, Inc., 2.38%, 11/07/2029	7,308,000	6,850,694
Shell International Finance B.V., 2.38%, 11/07/2029(b)	3,139,000	2,940,776
South Bow USA Infrastructure Holdings LLC (Canada), 5.03%, 10/01/2029	6,870,000	6,917,216
Targa Resources Corp.
4.35%, 01/15/2029(b)	5,104,000	5,084,853
6.15%, 03/01/2029	6,870,000	7,149,571
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	8,581,000	8,409,416

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 4.00%, 04/01/2029	$3,010,000	$ 2,966,336
Western Midstream Operating L.P., 6.35%, 01/15/2029	4,089,000	4,249,841
Williams Cos., Inc. (The), 4.90%, 03/15/2029(b)	7,555,000	7,628,495
		192,542,924
Paper & Forest Products-0.13%
Georgia-Pacific LLC, 7.75%, 11/15/2029(b)	3,413,000	3,775,650
Passenger Airlines-0.11%
Delta Air Lines, Inc., 3.75%, 10/28/2029	3,222,000	3,115,970
Personal Care Products-0.34%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	4,441,000	4,136,459
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	5,833,000	5,460,568
		9,597,027
Pharmaceuticals-3.83%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029(b)	8,585,000	8,704,316
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	6,870,000	6,830,088
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	4,985,000	5,078,989
Eli Lilly and Co.
4.50%, 02/09/2029(b)	6,867,000	6,930,788
3.38%, 03/15/2029	6,390,000	6,252,681
4.20%, 08/14/2029	6,864,000	6,855,326
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	6,867,000	6,691,158
Haleon US Capital LLC, 3.38%, 03/24/2029	6,858,000	6,661,958
Johnson & Johnson, 4.80%, 06/01/2029(b)	7,890,000	8,051,387
Merck & Co., Inc.
3.40%, 03/07/2029	12,012,000	11,741,950
3.85%, 03/15/2029(b)	5,150,000	5,099,203
Novartis Capital Corp.
4.10%, 03/16/2029	6,950,000	6,913,943
3.80%, 09/18/2029	6,869,000	6,755,103
Pfizer, Inc., 3.45%, 03/15/2029	12,009,000	11,756,998
Royalty Pharma PLC, 5.15%, 09/02/2029	3,415,000	3,468,391
		107,792,279
Professional Services-0.47%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029(b)	5,153,000	4,838,404
Concentrix Corp., 6.50%, 03/01/2029(b)	4,090,000	4,014,976
Equifax, Inc., 4.80%, 09/15/2029(b)	4,465,000	4,481,945
		13,335,325
Real Estate Management & Development-0.13%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	3,691,000	3,780,890
	Principal Amount	Value
Residential REITs-0.41%
Camden Property Trust, 3.15%, 07/01/2029	$4,096,000	$ 3,933,048
ERP Operating L.P., 3.00%, 07/01/2029	4,424,000	4,240,717
Essex Portfolio L.P., 4.00%, 03/01/2029	3,396,000	3,348,580
		11,522,345
Retail REITs-0.54%
Realty Income Corp.
3.25%, 06/15/2029	3,395,000	3,276,074
3.10%, 12/15/2029	4,098,000	3,901,768
Simon Property Group L.P., 2.45%, 09/13/2029	8,496,000	7,965,452
		15,143,294
Semiconductors & Semiconductor Equipment-2.74%
Applied Materials, Inc., 4.80%, 06/15/2029(b)	4,803,000	4,874,009
Broadcom, Inc., 5.05%, 07/12/2029	15,449,000	15,720,686
Intel Corp.
4.00%, 08/05/2029	5,808,000	5,712,857
2.45%, 11/15/2029	13,733,000	12,796,664
KLA Corp., 4.10%, 03/15/2029	5,497,000	5,460,419
Lam Research Corp., 4.00%, 03/15/2029	6,868,000	6,811,358
Marvell Technology, Inc., 5.75%, 02/15/2029	3,411,000	3,509,995
Microchip Technology, Inc., 5.05%, 03/15/2029	6,867,000	6,939,092
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,790,000	5,686,336
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	4,794,000	4,847,865
2.25%, 09/04/2029(b)	5,098,000	4,777,564
		77,136,845
Software-4.16%
Accenture Capital, Inc., 4.05%, 10/04/2029(b)	8,238,000	8,150,320
Adobe, Inc., 4.80%, 04/04/2029(b)	5,104,000	5,171,639
AppLovin Corp., 5.13%, 12/01/2029	6,804,000	6,884,380
Atlassian Corp., 5.25%, 05/15/2029	3,409,000	3,448,860
Cadence Design Systems, Inc., 4.30%, 09/10/2029(b)	6,867,000	6,826,588
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	5,149,000	4,913,632
Oracle Corp.
4.55%, 02/04/2029	20,599,000	20,395,845
4.20%, 09/27/2029	10,301,000	10,043,634
6.15%, 11/09/2029	8,583,000	8,913,184
Roper Technologies, Inc.
2.95%, 09/15/2029	4,755,000	4,508,946
4.50%, 10/15/2029(b)	3,501,000	3,475,118
Salesforce, Inc., 4.65%, 03/15/2029	29,181,000	29,244,440
Workday, Inc., 3.70%, 04/01/2029	5,146,000	5,016,631
		116,993,217
Specialized REITs-2.11%
American Tower Corp.
5.20%, 02/15/2029	4,752,000	4,829,238
3.95%, 03/15/2029(b)	4,080,000	4,017,013
3.80%, 08/15/2029(b)	11,220,000	10,970,258

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
4.30%, 02/15/2029	$4,075,000	$4,041,933
5.60%, 06/01/2029	4,781,000	4,901,799
4.90%, 09/01/2029	3,713,000	3,735,565
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	5,151,000	5,185,831
Public Storage Operating Co.
5.13%, 01/15/2029(b)	3,688,000	3,763,729
3.39%, 05/01/2029	3,400,000	3,313,894
SBA Communications Corp., 3.13%, 02/01/2029	10,194,000	9,785,580
Weyerhaeuser Co., 4.00%, 11/15/2029	5,097,000	4,994,345
		59,539,185
Specialty Retail-2.45%
AutoNation, Inc., 4.45%, 01/15/2029	4,116,000	4,080,070
AutoZone, Inc., 5.10%, 07/15/2029(b)	4,398,000	4,470,064
Dell International LLC/EMC Corp.
4.15%, 02/15/2029	5,150,000	5,111,832
5.30%, 10/01/2029	11,979,000	12,239,924
Home Depot, Inc. (The)
4.90%, 04/15/2029	5,152,000	5,236,638
2.95%, 06/15/2029	12,018,000	11,563,594
4.75%, 06/25/2029(b)	8,581,000	8,692,094
Leidos, Inc., 4.10%, 03/15/2029(b)	4,120,000	4,067,843
Lowe’s Cos., Inc., 3.65%, 04/05/2029	10,295,000	10,071,308
O’Reilly Automotive, Inc., 3.90%, 06/01/2029(b)	3,433,000	3,375,385
		68,908,752
Technology Hardware, Storage & Peripherals-1.45%
Apple, Inc.
3.25%, 08/08/2029	6,867,000	6,688,969
2.20%, 09/11/2029(b)	12,017,000	11,336,913
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029(b)	4,120,000	4,122,919
4.55%, 10/15/2029	12,009,000	11,987,419
HP, Inc., 4.00%, 04/15/2029(b)	6,836,000	6,726,188
		40,862,408
Tobacco-1.52%
Altria Group, Inc., 4.80%, 02/14/2029(b)	13,090,000	13,177,525
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029(b)	3,541,000	3,421,236
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	6,823,000	7,060,287
Philip Morris International, Inc.
3.38%, 08/15/2029	5,481,000	5,306,711
4.63%, 11/01/2029	5,100,000	5,127,551
5.63%, 11/17/2029	8,498,000	8,796,222
		42,889,532
	Principal Amount	Value
Trading Companies & Distributors-0.24%
Air Lease Corp., 5.10%, 03/01/2029(b)	$3,434,000	$ 3,466,762
GATX Corp., 4.70%, 04/01/2029	3,395,000	3,407,143
		6,873,905
Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029	4,056,000	3,942,561
Wireless Telecommunication Services-1.63%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029	8,580,000	8,651,862
T-Mobile USA, Inc.
4.85%, 01/15/2029	6,866,000	6,930,541
2.63%, 02/15/2029(b)	6,869,000	6,546,923
2.40%, 03/15/2029	3,437,000	3,250,747
3.38%, 04/15/2029	16,133,000	15,659,303
4.20%, 10/01/2029(b)	4,785,000	4,740,254
		45,779,630
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,774,044,181)		2,784,753,337
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $5,705,571)	5,705,571	5,705,571
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $2,779,749,752)		2,790,458,908
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.53%
Invesco Private Government Fund, 3.58%(d)(e)(f)	74,610,768	74,610,768
Invesco Private Prime Fund, 3.75%(d)(e)(f)	193,761,047	193,799,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,399,648)		268,410,567
TOTAL INVESTMENTS IN SECURITIES-108.63% (Cost $3,048,149,400)		3,058,869,475
OTHER ASSETS LESS LIABILITIES-(8.63)%		(242,965,815)
NET ASSETS-100.00%		$2,815,903,660

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,388,830	$129,625,784	$(127,309,043)	$-	$-	$5,705,571	$187,691
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,111,069	260,881,578	(271,381,879)	-	-	74,610,768	2,340,518*
Invesco Private Prime Fund	221,338,592	605,402,700	(632,918,581)	(4,151)	(18,761)	193,799,799	6,337,356*
Total	$309,838,491	$995,910,062	$(1,031,609,503)	$(4,151)	$(18,761)	$274,116,138	$8,865,565

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.83%
Aerospace & Defense-2.36%
Boeing Co. (The), 5.15%, 05/01/2030	$30,427,000	$ 30,917,159
General Electric Co., 4.30%, 07/29/2030	6,772,000	6,732,528
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	3,388,000	3,454,779
Lockheed Martin Corp., 4.40%, 08/15/2030	5,078,000	5,072,948
Northrop Grumman Corp., 4.65%, 07/15/2030	3,386,000	3,401,231
RTX Corp., 2.25%, 07/01/2030	6,772,000	6,205,712
Textron, Inc., 3.00%, 06/01/2030	4,400,000	4,139,930
		59,924,287
Air Freight & Logistics-0.13%
United Parcel Service, Inc., 4.65%, 10/15/2030(b)	3,367,000	3,396,061
Automobile Components-0.18%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	5,075,000	4,660,797
Automobiles-3.51%
American Honda Finance Corp.
4.80%, 03/05/2030	3,382,000	3,383,138
4.60%, 04/17/2030	4,734,000	4,702,201
4.50%, 09/04/2030	4,394,000	4,339,583
5.85%, 10/04/2030(b)	3,370,000	3,503,692
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	7,780,000	8,288,293
7.20%, 06/10/2030	5,758,000	6,107,009
5.73%, 09/05/2030(b)	8,460,000	8,560,167
4.00%, 11/13/2030	11,164,000	10,551,856
General Motors Co., 5.63%, 04/15/2030(b)	5,078,000	5,228,103
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030(b)	8,799,000	8,761,600
Toyota Motor Corp. (Japan), 4.45%, 06/30/2030(b)	3,380,000	3,381,518
Toyota Motor Credit Corp.
4.95%, 01/09/2030	4,737,000	4,814,361
4.80%, 05/15/2030	5,044,000	5,094,929
4.55%, 05/17/2030	4,739,000	4,752,116
5.55%, 11/20/2030	7,450,000	7,754,110
		89,222,676
Banks-5.57%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	6,773,000	6,940,167
3.49%, 05/28/2030	6,730,000	6,411,644
5.07%, 11/06/2030	8,460,000	8,333,285
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	8,465,000	8,543,683
Citibank N.A., 4.91%, 05/29/2030	16,923,000	17,157,539
Citizens Financial Group, Inc., 3.25%, 04/30/2030	5,081,000	4,813,535
Huntington National Bank (The), 5.65%, 01/10/2030	6,088,000	6,289,404
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	$7,774,000	$7,210,993
2.05%, 07/17/2030	8,459,000	7,652,416
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	9,139,000	9,450,233
2.75%, 01/15/2030	8,456,000	7,915,652
5.24%, 04/15/2030	5,410,000	5,519,626
2.13%, 07/08/2030	10,145,000	9,170,220
5.85%, 07/13/2030	4,398,000	4,576,225
2.14%, 09/23/2030	4,252,000	3,815,516
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	7,789,000	7,835,377
Truist Bank, 2.25%, 03/11/2030	8,463,000	7,723,304
Truist Financial Corp., 1.95%, 06/05/2030(b)	5,072,000	4,589,665
U.S. Bancorp, 1.38%, 07/22/2030	8,465,000	7,454,725
		141,403,209
Beverages-2.10%
Coca-Cola Co. (The), 1.65%, 06/01/2030(b)	10,150,000	9,178,463
Constellation Brands, Inc.
2.88%, 05/01/2030	4,056,000	3,803,569
4.80%, 05/01/2030	3,384,000	3,406,764
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	6,758,000	6,138,834
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030	5,069,000	5,161,538
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	5,075,500	4,780,842
4.60%, 05/15/2030	3,385,000	3,371,034
PepsiCo, Inc.
4.60%, 02/07/2030	6,771,000	6,844,428
1.63%, 05/01/2030	6,771,000	6,111,509
4.30%, 07/23/2030(b)	4,399,000	4,405,235
		53,202,216
Biotechnology-2.23%
AbbVie, Inc., 4.88%, 03/15/2030	6,764,000	6,864,654
Amgen, Inc.
2.45%, 02/21/2030	8,462,000	7,858,122
5.25%, 03/02/2030	18,597,000	19,011,078
Biogen, Inc., 2.25%, 05/01/2030(b)	10,158,000	9,279,002
Gilead Sciences, Inc., 1.65%, 10/01/2030	6,770,000	6,012,765
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	8,420,000	7,463,522
		56,489,143
Broadline Retail-1.37%
Amazon.com, Inc.
1.50%, 06/03/2030(b)	13,533,000	12,118,018
4.10%, 11/20/2030(b)	16,919,000	16,684,051
eBay, Inc., 2.70%, 03/11/2030	6,432,000	5,980,532
		34,782,601

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Building Products-0.76%
Amrize Finance US LLC, 4.95%, 04/07/2030	$6,758,000	$ 6,817,257
CRH SMW Finance DAC, 5.13%, 01/09/2030	8,460,000	8,596,923
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	4,231,000	3,771,757
		19,185,937
Capital Markets-4.21%
Ares Capital Corp.
5.55%, 01/15/2030	2,000,000	1,992,255
5.50%, 09/01/2030	5,080,000	5,030,421
Ares Strategic Income Fund, 5.60%, 02/15/2030	5,060,000	4,986,885
BGC Group, Inc., 6.15%, 04/02/2030	4,740,000	4,856,221
Blackstone Secured Lending Fund, 5.30%, 06/30/2030(b)	3,380,000	3,296,817
Blue Owl Capital Corp., 6.20%, 07/15/2030(b)	3,380,000	3,380,645
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	6,757,000	6,581,946
Brookfield Asset Management Ltd. (Canada), 4.65%, 11/15/2030	4,062,000	4,026,751
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	5,081,000	5,001,344
Cboe Global Markets, Inc., 1.63%, 12/15/2030	3,384,000	2,979,762
CI Financial Corp. (Canada), 3.20%, 12/17/2030	6,145,000	5,548,333
CME Group, Inc., 4.40%, 03/15/2030	5,074,000	5,075,084
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	5,750,000	5,077,957
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030	1,000,000	1,014,673
Golub Capital Private Credit Fund, 5.88%, 05/01/2030	3,387,000	3,356,175
Nomura Holdings, Inc. (Japan)
4.90%, 07/01/2030	5,050,000	5,054,367
2.68%, 07/16/2030	6,766,000	6,216,513
Northern Trust Corp.
1.95%, 05/01/2030	6,770,000	6,172,893
4.15%, 11/19/2030	3,382,000	3,344,754
S&P Global, Inc., 1.25%, 08/15/2030	4,055,000	3,546,208
Sixth Street Lending Partners
5.75%, 01/15/2030	4,060,000	4,039,896
6.13%, 07/15/2030	5,080,000	5,115,240
State Street Corp.
4.73%, 02/28/2030	4,396,000	4,434,273
4.83%, 04/24/2030	6,765,000	6,856,970
		106,986,383
Chemicals-1.20%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	6,084,000	5,546,112
Dow Chemical Co. (The), 2.10%, 11/15/2030	5,533,000	4,899,598
EIDP, Inc., 2.30%, 07/15/2030(b)	3,380,000	3,117,476
Linde, Inc., 1.10%, 08/10/2030(b)	4,737,000	4,153,658
	Principal Amount	Value
Chemicals-(continued)
LYB International Finance III LLC, 2.25%, 10/01/2030	$3,384,000	$ 3,037,418
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	3,379,000	3,178,507
Sherwin-Williams Co. (The)
2.30%, 05/15/2030	3,365,000	3,084,975
4.50%, 08/15/2030	3,384,000	3,370,716
		30,388,460
Commercial Services & Supplies-0.83%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	4,036,000	4,030,310
Republic Services, Inc.
2.30%, 03/01/2030	4,055,000	3,751,580
4.75%, 07/15/2030(b)	3,386,000	3,419,494
Waste Management, Inc.
4.63%, 02/15/2030	5,074,000	5,105,848
4.65%, 03/15/2030(b)	4,737,000	4,768,533
		21,075,765
Communications Equipment-0.65%
Cisco Systems, Inc., 4.75%, 02/24/2030	6,773,000	6,859,809
Motorola Solutions, Inc.
4.85%, 08/15/2030	4,061,000	4,082,175
2.30%, 11/15/2030	6,073,000	5,489,804
		16,431,788
Construction & Engineering-0.25%
Quanta Services, Inc., 2.90%, 10/01/2030	6,761,000	6,301,242
Construction Materials-0.31%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	3,237,000	2,992,956
Vulcan Materials Co., 3.50%, 06/01/2030	5,073,000	4,859,643
		7,852,599
Consumer Finance-1.16%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	8,120,000	8,280,038
5.85%, 04/06/2030(b)	6,767,000	7,019,142
3.60%, 06/21/2030	7,445,000	7,120,003
5.45%, 07/15/2030	6,765,000	6,929,493
		29,348,676
Consumer Staples Distribution & Retail-1.13%
Costco Wholesale Corp., 1.60%, 04/20/2030	11,846,000	10,739,998
Kroger Co. (The), 2.20%, 05/01/2030	3,380,000	3,089,175
Sysco Corp., 5.10%, 09/23/2030	4,734,000	4,794,922
Walmart, Inc.
4.00%, 04/15/2030	3,389,000	3,364,813
4.35%, 04/28/2030(b)	6,770,000	6,802,579
		28,791,487
Containers & Packaging-0.60%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	3,378,000	3,117,264
Avery Dennison Corp., 2.65%, 04/30/2030	3,388,000	3,135,780

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030(b)	$5,050,000	$ 5,137,841
Sonoco Products Co., 3.13%, 05/01/2030	4,041,000	3,805,836
		15,196,721
Distributors-0.12%
Genuine Parts Co., 1.88%, 11/01/2030	3,381,000	2,942,031
Diversified Consumer Services-0.25%
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/2030(b)	3,388,000	3,365,061
Yale University, Series 2020, 1.48%, 04/15/2030	3,387,000	3,061,463
		6,426,524
Diversified REITs-0.60%
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030	8,462,000	8,385,876
VICI Properties L.P., 4.95%, 02/15/2030	6,772,000	6,775,490
		15,161,366
Diversified Telecommunication Services-0.69%
AT&T, Inc., 4.70%, 08/15/2030	6,766,000	6,796,490
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	6,764,000	5,970,482
1.68%, 10/30/2030	5,300,000	4,693,630
		17,460,602
Electric Utilities-4.96%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	4,066,000	3,697,260
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	4,060,000	3,579,545
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	7,442,000	7,221,068
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	3,386,000	3,424,067
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	3,385,000	3,151,887
Duke Energy Corp., 2.45%, 06/01/2030(b)	5,750,000	5,307,659
Duke Energy Florida LLC
1.75%, 06/15/2030	3,380,000	3,040,201
4.20%, 12/01/2030	3,380,000	3,335,878
Edison International, 6.25%, 03/15/2030	3,722,000	3,838,860
Entergy Corp., 2.80%, 06/15/2030	4,062,000	3,792,345
Eversource Energy
4.45%, 12/15/2030	4,057,000	3,995,207
Series R, 1.65%, 08/15/2030	4,043,000	3,573,045
FirstEnergy Corp., 2.65%, 03/01/2030	4,064,000	3,769,942
Florida Power & Light Co., 4.63%, 05/15/2030	3,386,000	3,407,172
Georgia Power Co., 4.55%, 03/15/2030	4,065,000	4,068,398
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	3,384,000	3,432,120
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	$4,060,000	$4,117,569
5.05%, 03/15/2030(b)	6,771,000	6,877,462
2.25%, 06/01/2030	11,906,000	10,866,928
Pacific Gas and Electric Co., 4.55%, 07/01/2030	20,961,000	20,688,200
PG&E Corp., 5.25%, 07/01/2030	6,760,000	6,692,516
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	5,389,000	4,788,124
Southern California Edison Co., 5.25%, 03/15/2030	5,757,000	5,827,842
Wisconsin Electric Power Co., 4.15%, 10/15/2030	3,380,000	3,330,072
		125,823,367
Electrical Equipment-0.55%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	3,386,000	3,034,144
Emerson Electric Co., 1.95%, 10/15/2030	3,380,000	3,049,431
Regal Rexnord Corp., 6.30%, 02/15/2030	7,436,000	7,763,189
		13,846,764
Electronic Equipment, Instruments & Components-0.70%
Amphenol Corp., 4.13%, 11/15/2030	6,770,000	6,658,350
Jabil, Inc., 3.60%, 01/15/2030	3,384,000	3,246,682
Keysight Technologies, Inc., 5.35%, 07/30/2030	5,079,000	5,204,706
Teledyne FLIR LLC, 2.50%, 08/01/2030(b)	2,890,000	2,652,349
		17,762,087
Energy Equipment & Services-0.50%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	3,380,000	3,377,938
Halliburton Co., 2.92%, 03/01/2030(b)	6,768,000	6,373,850
Schlumberger Investment S.A., 2.65%, 06/26/2030	3,073,000	2,862,391
		12,614,179
Financial Services-3.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.15%, 09/30/2030	5,755,000	6,030,963
4.38%, 11/15/2030	4,054,000	3,983,300
Blackstone Private Credit Fund, 5.05%, 09/10/2030(b)	3,382,000	3,250,405
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030(b)	4,063,000	4,000,729
Block Financial LLC, 3.88%, 08/15/2030(b)	4,394,000	4,185,152
Fiserv, Inc.
4.75%, 03/15/2030	5,722,000	5,684,505
2.65%, 06/01/2030(b)	6,771,000	6,208,276
Global Payments, Inc.
2.90%, 05/15/2030	6,773,000	6,226,018
4.88%, 11/15/2030	11,442,000	11,265,619

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc.
5.20%, 03/15/2030	$5,074,000	$5,116,209
5.15%, 06/15/2030(b)	3,387,000	3,408,303
ORIX Corp. (Japan), 4.45%, 09/09/2030	3,386,000	3,351,219
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	6,763,000	6,189,616
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	5,080,000	5,104,950
3.00%, 05/22/2030	5,076,000	4,782,683
		78,787,947
Food Products-2.03%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	4,400,000	4,378,800
Campbell’s Co. (The), 2.38%, 04/24/2030	3,386,000	3,060,293
Conagra Brands, Inc., 5.00%, 08/01/2030(b)	3,380,000	3,377,360
General Mills, Inc., 4.88%, 01/30/2030	5,077,000	5,112,906
Hershey Co. (The), 4.75%, 02/24/2030(b)	3,382,000	3,426,091
Hormel Foods Corp., 1.80%, 06/11/2030(b)	6,762,000	6,090,073
Ingredion, Inc., 2.90%, 06/01/2030(b)	4,057,000	3,797,222
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	3,380,000	3,124,527
Kellanova, 2.10%, 06/01/2030	3,384,000	3,083,899
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	5,011,000	4,856,038
McCormick & Co., Inc., 2.50%, 04/15/2030	3,381,000	3,127,295
Mondelez International, Inc.
2.75%, 04/13/2030	5,074,000	4,750,040
4.50%, 05/06/2030	3,378,000	3,369,440
		51,553,984
Gas Utilities-0.42%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	3,377,000	3,003,977
National Fuel Gas Co., 5.50%, 03/15/2030	3,387,000	3,464,387
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	4,396,000	4,123,460
		10,591,824
Ground Transportation-0.98%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030	3,380,000	3,095,888
4.80%, 03/30/2030	4,059,000	4,096,396
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	5,079,000	5,120,462
Norfolk Southern Corp., 5.05%, 08/01/2030	4,060,000	4,133,519
Uber Technologies, Inc., 4.30%, 01/15/2030	8,461,000	8,378,445
		24,824,710
Health Care Equipment & Supplies-2.17%
Abbott Laboratories, 1.40%, 06/30/2030	4,371,000	3,883,806
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Baxter International, Inc., 4.90%, 12/15/2030	$4,734,000	$ 4,698,056
Becton, Dickinson and Co., 2.82%, 05/20/2030	5,067,000	4,736,775
Boston Scientific Corp., 2.65%, 06/01/2030	8,125,000	7,562,704
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	5,072,000	4,695,571
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	8,429,000	8,753,859
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	6,090,000	5,426,425
Stryker Corp.
4.85%, 02/10/2030	5,414,000	5,474,627
1.95%, 06/15/2030	6,762,000	6,121,504
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030	3,715,000	3,769,099
		55,122,426
Health Care Providers & Services-5.78%
Ascension Health, Series 2025, 4.29%, 11/15/2030	5,408,000	5,338,576
Cardinal Health, Inc., 4.50%, 09/15/2030	4,057,000	4,025,440
Cencora, Inc.
2.80%, 05/15/2030(b)	3,381,000	3,160,380
4.25%, 11/15/2030(b)	3,380,000	3,322,571
Centene Corp.
3.38%, 02/15/2030	13,508,000	12,559,781
3.00%, 10/15/2030	14,888,000	13,425,458
Cigna Group (The)
2.40%, 03/15/2030	9,474,000	8,765,639
4.50%, 09/15/2030(b)	6,770,000	6,747,842
CommonSpirit Health
4.35%, 09/01/2030	4,980,000	4,886,721
2.78%, 10/01/2030	3,725,000	3,440,320
CVS Health Corp.
5.13%, 02/21/2030	10,154,000	10,303,402
1.75%, 08/21/2030	8,463,000	7,496,531
Elevance Health, Inc.
4.75%, 02/15/2030(b)	5,080,000	5,110,180
2.25%, 05/15/2030	7,443,000	6,816,218
HCA, Inc.
5.25%, 03/01/2030	5,075,000	5,163,560
4.30%, 11/15/2030	3,384,000	3,317,503
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	4,380,000	4,331,418
McKesson Corp., 4.65%, 05/30/2030	4,375,000	4,391,326
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,743,000	4,331,984
UnitedHealth Group, Inc.
4.80%, 01/15/2030	8,463,000	8,554,275
5.30%, 02/15/2030	8,460,000	8,669,349
2.00%, 05/15/2030	8,463,000	7,691,734
Universal Health Services, Inc., 2.65%, 10/15/2030	5,408,000	4,889,181
		146,739,389

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.43%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$4,058,000	$ 4,087,309
Welltower OP LLC, 4.50%, 07/01/2030	6,765,000	6,741,874
		10,829,183
Hotel & Resort REITs-0.19%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	5,070,000	4,784,939
Hotels, Restaurants & Leisure-1.37%
Las Vegas Sands Corp., 6.00%, 06/14/2030	3,382,000	3,489,526
Marriott International, Inc.
4.80%, 03/15/2030	3,386,000	3,412,914
Series FF, 4.63%, 06/15/2030	6,765,000	6,756,600
McDonald’s Corp.
2.13%, 03/01/2030	5,079,000	4,667,723
4.60%, 05/15/2030	4,062,000	4,089,443
Starbucks Corp.
2.25%, 03/12/2030	5,075,000	4,665,691
2.55%, 11/15/2030(b)	8,464,000	7,769,453
		34,851,350
Household Durables-0.68%
D.R. Horton, Inc., 4.85%, 10/15/2030(b)	3,384,000	3,411,057
Lennar Corp., 5.20%, 07/30/2030	4,741,000	4,812,631
Mohawk Industries, Inc., 3.63%, 05/15/2030	3,382,000	3,252,936
NVR, Inc., 3.00%, 05/15/2030	6,093,000	5,729,570
		17,206,194
Household Products-0.73%
Clorox Co. (The), 1.80%, 05/15/2030(b)	3,379,000	3,032,950
Colgate-Palmolive Co., 4.20%, 05/01/2030(b)	3,366,000	3,373,826
Procter & Gamble Co. (The)
4.05%, 05/01/2030	4,742,000	4,721,279
1.20%, 10/29/2030	8,450,000	7,406,215
		18,534,270
Independent Power and Renewable Electricity Producers-0.14%
Southern Power Co., Series A, 4.25%, 10/01/2030(b)	3,726,000	3,676,751
Industrial Conglomerates-0.51%
3M Co., 4.80%, 03/15/2030(b)	3,719,000	3,751,508
Eaton Capital Unlimited Co., 4.45%, 05/09/2030	3,364,000	3,356,590
Honeywell International, Inc., 1.95%, 06/01/2030	6,425,000	5,826,543
		12,934,641
Insurance-3.01%
Alleghany Corp., 3.63%, 05/15/2030	3,381,000	3,280,118
Allstate Corp. (The), 1.45%, 12/15/2030	4,036,000	3,515,390
American International Group, Inc., 4.85%, 05/07/2030	4,233,000	4,272,752
Aon Corp., 2.80%, 05/15/2030	6,767,000	6,308,918
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	3,385,000	3,107,141
1.45%, 10/15/2030	5,070,000	4,513,660
	Principal Amount	Value
Insurance-(continued)
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	$4,164,000	$ 4,207,144
Brown & Brown, Inc., 4.90%, 06/23/2030	5,410,000	5,411,357
CNA Financial Corp., 2.05%, 08/15/2030	3,365,000	3,013,045
Fidelity National Financial, Inc., 3.40%, 06/15/2030	4,402,000	4,153,414
Lincoln National Corp., 2.33%, 08/15/2030	3,380,000	3,053,188
Loews Corp., 3.20%, 05/15/2030	3,385,000	3,220,155
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	6,773,000	6,787,670
2.25%, 11/15/2030	5,075,000	4,601,064
Principal Financial Group, Inc., 2.13%, 06/15/2030	4,059,000	3,682,891
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	3,367,000	3,101,771
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	6,758,000	6,432,474
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	4,058,000	3,811,038
		76,473,190
Interactive Media & Services-2.71%
Alphabet, Inc.
4.00%, 05/15/2030, (Acquired 06/04/2025 - 05/22/2026; Cost $5,081,123)(c)	5,071,000	5,013,334
1.10%, 08/15/2030, (Acquired 06/17/2022 - 05/22/2026; Cost $13,404,230)(b)(c)	15,226,000	13,400,244
4.10%, 11/15/2030, (Acquired 12/02/2025 - 05/22/2026; Cost $16,981,300)(c)	16,920,000	16,749,670
Meta Platforms, Inc.
4.80%, 05/15/2030	6,768,000	6,869,019
4.20%, 11/15/2030	27,048,000	26,706,192
		68,738,459
IT Services-0.59%
International Business Machines Corp.
4.80%, 02/10/2030	6,770,000	6,831,384
1.95%, 05/15/2030	9,131,000	8,266,090
		15,097,474
Life Sciences Tools & Services-0.46%
Agilent Technologies, Inc., 2.10%, 06/04/2030	3,380,000	3,069,523
Illumina, Inc., 4.75%, 12/12/2030	3,387,000	3,380,683
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	5,046,000	5,135,399
		11,585,605
Machinery-2.00%
CNH Industrial Capital LLC, 4.50%, 10/16/2030	3,370,000	3,331,707
Cummins, Inc., 1.50%, 09/01/2030(b)	5,752,000	5,109,051
Deere Funding Canada Corp., 4.15%, 10/09/2030	3,370,000	3,320,336

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Flowserve Corp., 3.50%, 10/01/2030	$3,379,000	$ 3,193,724
IDEX Corp., 3.00%, 05/01/2030	3,384,000	3,181,483
John Deere Capital Corp.
2.45%, 01/09/2030	3,721,000	3,486,509
4.70%, 06/10/2030	6,766,000	6,838,383
4.38%, 10/15/2030(b)	4,059,000	4,044,160
Series I, 4.55%, 06/05/2030	5,410,000	5,434,169
Otis Worldwide Corp., 2.57%, 02/15/2030	10,068,000	9,370,184
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	3,389,000	3,423,730
		50,733,436
Media-0.30%
Omnicom Group, Inc.
4.75%, 03/30/2030	4,011,000	4,026,171
2.45%, 04/30/2030	4,035,000	3,718,146
		7,744,317
Metals & Mining-0.65%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	3,028,000	2,983,670
4.63%, 08/01/2030	4,017,000	4,004,729
Nucor Corp.
2.70%, 06/01/2030	3,380,000	3,157,206
4.65%, 06/01/2030	3,370,000	3,393,607
Reliance, Inc., 2.15%, 08/15/2030	3,366,000	3,039,542
		16,578,754
Mortgage REITs-0.13%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/2030(b)	3,380,000	3,422,652
Multi-Utilities-1.25%
Consumers Energy Co., 4.70%, 01/15/2030	4,736,000	4,766,443
Dominion Energy, Inc., 5.00%, 06/15/2030	5,416,000	5,487,648
DTE Energy Co., 5.20%, 04/01/2030	7,448,000	7,576,938
NiSource, Inc., 3.60%, 05/01/2030	6,770,000	6,521,667
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	4,060,000	4,101,609
1.60%, 08/15/2030	3,720,000	3,285,621
		31,739,926
Office REITs-0.13%
Cousins Properties L.P., 5.25%, 07/15/2030	3,364,000	3,406,415
Oil, Gas & Consumable Fuels-9.53%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	6,764,000	6,068,904
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	3,388,000	3,184,290
Chevron Corp., 2.24%, 05/11/2030(b)	10,151,000	9,379,461
Chevron USA, Inc.
4.69%, 04/15/2030	7,444,000	7,518,843
4.30%, 10/15/2030(b)	8,120,000	8,113,541
ConocoPhillips Co., 4.70%, 01/15/2030	9,138,000	9,205,691
Devon Energy Corp., 4.50%, 01/15/2030(b)	3,886,000	3,870,314
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Diamondback Energy, Inc., 5.15%, 01/30/2030	$5,756,000	$ 5,874,955
Enbridge, Inc. (Canada)
4.90%, 06/20/2030(b)	4,055,000	4,089,939
6.20%, 11/15/2030	5,072,000	5,360,735
Energy Transfer L.P.
5.20%, 04/01/2030	4,398,000	4,486,564
6.40%, 12/01/2030	6,764,000	7,208,615
Enterprise Products Operating LLC, 2.80%, 01/31/2030	8,459,000	7,975,732
EOG Resources, Inc., 4.38%, 04/15/2030	5,073,000	5,051,305
Equinor ASA (Norway)
2.38%, 05/22/2030	5,074,000	4,695,680
4.50%, 09/03/2030	4,393,000	4,395,294
Expand Energy Corp., 5.38%, 03/15/2030	8,123,000	8,197,465
Exxon Mobil Corp., 2.61%, 10/15/2030	13,535,000	12,620,621
Kinder Morgan, Inc., 5.15%, 06/01/2030	7,446,000	7,606,433
Marathon Petroleum Corp., 5.15%, 03/01/2030	7,441,000	7,572,444
MPLX L.P., 2.65%, 08/15/2030	10,149,000	9,376,100
Occidental Petroleum Corp.
8.88%, 07/15/2030	6,770,000	7,700,983
6.63%, 09/01/2030	5,823,000	6,213,758
ONEOK, Inc.
3.10%, 03/15/2030	5,284,000	4,997,261
3.25%, 06/01/2030	3,385,000	3,205,013
5.80%, 11/01/2030	3,386,000	3,514,929
Phillips 66, 2.15%, 12/15/2030	5,743,000	5,163,024
Pioneer Natural Resources Co., 1.90%, 08/15/2030	7,441,000	6,720,924
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	5,051,000	4,860,067
Shell Finance US, Inc.
2.75%, 04/06/2030	9,163,000	8,624,175
4.13%, 11/06/2030	6,770,000	6,669,076
Targa Resources Corp., 4.90%, 09/15/2030	5,067,000	5,102,053
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	6,423,000	6,504,700
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,735,000	4,497,144
Valero Energy Corp., 5.15%, 02/15/2030	4,401,000	4,483,133
Viper Energy Partners LLC, 4.90%, 08/01/2030	3,380,000	3,375,776
Western Midstream Operating L.P., 4.05%, 02/01/2030	7,154,000	6,958,830
Williams Cos., Inc. (The)
4.63%, 06/30/2030	5,078,000	5,075,071
3.50%, 11/15/2030	6,770,000	6,444,944
		241,963,787
Passenger Airlines-0.27%
Delta Air Lines, Inc., 5.25%, 07/10/2030	6,766,000	6,844,766

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.56%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	$4,735,000	$ 4,419,767
Kenvue, Inc., 5.00%, 03/22/2030(b)	6,770,000	6,883,467
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	3,378,000	2,987,749
		14,290,983
Pharmaceuticals-5.07%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	4,400,000	4,473,578
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	8,797,000	7,779,722
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	8,460,000	7,436,347
Eli Lilly and Co., 4.75%, 02/12/2030	8,458,000	8,588,029
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	5,756,000	5,777,505
Johnson & Johnson
4.70%, 03/01/2030	6,770,000	6,881,889
1.30%, 09/01/2030	11,845,000	10,513,453
Merck & Co., Inc.
4.30%, 05/17/2030	5,068,000	5,050,112
1.45%, 06/24/2030	8,461,000	7,530,778
4.15%, 09/15/2030	5,074,000	5,031,031
Novartis Capital Corp., 4.10%, 11/05/2030	11,830,000	11,643,650
Pfizer, Inc.
1.70%, 05/28/2030	6,773,000	6,097,422
4.20%, 11/15/2030	6,767,000	6,706,339
Royalty Pharma PLC, 2.20%, 09/02/2030	6,765,000	6,119,151
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	16,924,000	15,405,032
Viatris, Inc., 2.70%, 06/22/2030	9,810,000	8,973,950
Zoetis, Inc., 2.00%, 05/15/2030	5,079,000	4,596,894
		128,604,882
Professional Services-0.79%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	6,764,000	5,954,784
Equifax, Inc., 3.10%, 05/15/2030	4,035,000	3,792,843
Paychex, Inc., 5.10%, 04/15/2030(b)	10,152,000	10,271,752
		20,019,379
Real Estate Management & Development-0.16%
CBRE Services, Inc., 4.80%, 06/15/2030	4,057,000	4,068,750
Residential REITs-0.36%
American Homes 4 Rent L.P., 4.95%, 06/15/2030	4,397,000	4,420,646
Camden Property Trust, 2.80%, 05/15/2030	5,072,000	4,743,636
		9,164,282
Retail REITs-1.02%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	5,412,000	5,273,413
Kimco Realty OP LLC, 2.70%, 10/01/2030	3,389,000	3,160,129
Realty Income Corp., 4.85%, 03/15/2030(b)	4,062,000	4,106,337
	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P., 3.70%, 06/15/2030	$4,064,000	$ 3,941,125
Simon Property Group L.P.
2.65%, 07/15/2030	5,073,000	4,719,666
4.38%, 10/01/2030	4,736,000	4,698,918
		25,899,588
Semiconductors & Semiconductor Equipment-3.56%
Analog Devices, Inc., 4.50%, 06/15/2030	4,404,000	4,402,742
Applied Materials, Inc., 1.75%, 06/01/2030	5,076,000	4,571,357
Broadcom, Inc.
4.35%, 02/15/2030	10,156,000	10,095,834
5.05%, 04/15/2030	5,411,000	5,501,872
4.60%, 07/15/2030(b)	11,845,000	11,856,127
4.20%, 10/15/2030	6,770,000	6,670,446
Intel Corp., 5.13%, 02/10/2030(b)	8,464,000	8,600,699
Lam Research Corp., 1.90%, 06/15/2030	5,080,000	4,609,118
Marvell Technology, Inc., 4.75%, 07/15/2030	3,381,000	3,392,391
Microchip Technology, Inc., 5.05%, 02/15/2030	6,764,000	6,830,644
QUALCOMM, Inc.
2.15%, 05/20/2030	8,124,000	7,450,607
4.50%, 05/20/2030	3,385,000	3,403,186
Texas Instruments, Inc.
1.75%, 05/04/2030	5,068,000	4,584,138
4.50%, 05/23/2030(b)	3,720,000	3,737,127
Xilinx, Inc., 2.38%, 06/01/2030(b)	5,045,000	4,670,545
		90,376,833
Software-2.42%
Adobe, Inc., 4.95%, 01/17/2030	4,735,000	4,814,710
Autodesk, Inc., 2.85%, 01/15/2030	3,387,000	3,186,447
Intuit, Inc., 1.65%, 07/15/2030(b)	3,381,000	3,007,203
Oracle Corp.
4.65%, 05/06/2030	5,079,000	4,999,830
4.45%, 09/26/2030(b)	20,283,000	19,669,822
Roper Technologies, Inc., 4.45%, 09/15/2030(b)	3,366,000	3,317,758
ServiceNow, Inc., 1.40%, 09/01/2030	10,156,000	8,917,806
Synopsys, Inc., 4.85%, 04/01/2030	13,522,000	13,600,882
		61,514,458
Specialized REITs-1.49%
American Tower Corp.
2.90%, 01/15/2030	5,078,000	4,782,999
5.00%, 01/31/2030	4,065,000	4,112,236
4.90%, 03/15/2030	5,750,000	5,803,946
2.10%, 06/15/2030	5,070,000	4,592,717
1.88%, 10/15/2030	5,414,000	4,814,836
EPR Properties, 4.75%, 11/15/2030	3,707,000	3,635,788
Extra Space Storage L.P., 5.50%, 07/01/2030(b)	5,405,000	5,544,603
Prologis L.P., 1.25%, 10/15/2030	5,069,000	4,419,559
		37,706,684

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.86%
AutoNation, Inc., 4.75%, 06/01/2030	$3,382,000	$ 3,371,008
AutoZone, Inc., 5.13%, 06/15/2030	3,387,000	3,445,195
Best Buy Co., Inc., 1.95%, 10/01/2030	4,391,000	3,912,207
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	4,738,000	4,696,181
5.00%, 04/01/2030	6,771,000	6,860,446
6.20%, 07/15/2030	5,069,000	5,352,603
Home Depot, Inc. (The), 3.95%, 09/15/2030(b)	3,380,000	3,325,621
Leidos, Inc., 4.38%, 05/15/2030	5,076,000	4,996,515
Lowe’s Cos., Inc., 1.70%, 10/15/2030	8,460,000	7,482,514
Tractor Supply Co., 1.75%, 11/01/2030	4,392,000	3,874,537
		47,316,827
Technology Hardware, Storage & Peripherals-1.65%
Apple, Inc.
4.15%, 05/10/2030	3,383,000	3,388,518
1.65%, 05/11/2030(b)	11,830,000	10,731,368
4.20%, 05/12/2030(b)	6,765,000	6,785,357
1.25%, 08/20/2030(b)	8,459,000	7,491,840
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	5,750,000	5,659,434
HP, Inc., 5.40%, 04/25/2030	3,381,000	3,459,606
NetApp, Inc., 2.70%, 06/22/2030	4,731,000	4,363,202
		41,879,325
Textiles, Apparel & Luxury Goods-0.53%
PVH Corp., 5.50%, 06/13/2030	3,380,000	3,426,868
Ralph Lauren Corp., 2.95%, 06/15/2030	5,077,000	4,773,795
Tapestry, Inc., 5.10%, 03/11/2030(b)	5,078,000	5,133,767
		13,334,430
Tobacco-2.15%
Altria Group, Inc.
3.40%, 05/06/2030	5,081,000	4,861,003
4.50%, 08/06/2030	3,384,000	3,370,872
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	6,772,000	7,185,753
Philip Morris International, Inc.
5.13%, 02/15/2030	14,888,000	15,174,314
4.38%, 04/30/2030	5,076,000	5,043,078
2.10%, 05/01/2030	5,073,000	4,632,994
5.50%, 09/07/2030	4,743,000	4,907,178
4.00%, 10/29/2030(b)	5,074,000	4,968,587
1.75%, 11/01/2030	5,079,000	4,513,306
		54,657,085
	Principal Amount	Value
Trading Companies & Distributors-0.48%
Air Lease Corp.
3.00%, 02/01/2030	$4,396,000	$4,115,922
3.13%, 12/01/2030	5,074,000	4,695,879
GATX Corp., 4.00%, 06/30/2030	3,379,000	3,296,325
		12,108,126
Water Utilities-0.25%
American Water Capital Corp., 2.80%, 05/01/2030	3,361,000	3,153,074
Essential Utilities, Inc., 2.70%, 04/15/2030	3,380,000	3,146,307
		6,299,381
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,501,803,190)		2,508,684,370
	Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $6,309,380)	6,309,380	6,309,380
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $2,508,112,570)		2,514,993,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.10%
Invesco Private Government Fund, 3.58%(d)(e)(f)	64,247,844	64,247,844
Invesco Private Prime Fund, 3.75%(d)(e)(f)	166,770,771	166,804,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $231,048,582)		231,051,969
TOTAL INVESTMENTS IN SECURITIES-108.18% (Cost $2,739,161,152)		2,746,045,719
OTHER ASSETS LESS LIABILITIES-(8.18)%		(207,710,191)
NET ASSETS-100.00%		$2,538,335,528

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The aggregate value of these securities at May 31, 2026 was $35,163,248, which represented 1.39% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,858,849	$95,315,518	$(99,864,987)	$-	$-	$6,309,380	$154,358
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,435,667	220,498,150	(214,685,973)	-	-	64,247,844	2,063,620*
Invesco Private Prime Fund	152,147,486	526,575,470	(511,897,310)	(9,437)	(12,084)	166,804,125	5,566,312*
Total	$221,442,002	$842,389,138	$(826,448,270)	$(9,437)	$(12,084)	$237,361,349	$7,784,290

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.07%
Boeing Co. (The)
3.63%, 02/01/2031	$6,379,000	$6,082,845
6.39%, 05/01/2031	4,545,000	4,849,545
General Dynamics Corp., 2.25%, 06/01/2031	2,418,000	2,177,518
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,421,000	2,437,673
L3Harris Technologies, Inc.
1.80%, 01/15/2031	2,961,000	2,608,222
5.25%, 06/01/2031	3,411,000	3,486,489
Lockheed Martin Corp., 4.70%, 12/15/2031	2,901,000	2,930,328
RTX Corp.
6.00%, 03/15/2031	4,557,000	4,827,116
1.90%, 09/01/2031	4,549,000	3,973,730
Textron, Inc., 2.45%, 03/15/2031	2,412,000	2,180,641
		35,554,107
Air Freight & Logistics-0.15%
FedEx Corp., 2.40%, 05/15/2031	2,903,000	2,607,576
Automobiles-4.09%
American Honda Finance Corp.
4.45%, 01/08/2031	2,412,000	2,371,036
1.80%, 01/13/2031	2,658,000	2,327,709
5.05%, 07/10/2031	3,415,000	3,438,859
4.85%, 10/23/2031	3,183,000	3,176,886
Series A, 4.90%, 04/10/2031	2,960,000	2,953,603
Ford Motor Co., 7.45%, 07/16/2031	4,874,000	5,333,095
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	4,551,000	4,657,546
5.42%, 04/09/2031	6,835,000	6,815,765
3.63%, 06/17/2031	4,555,000	4,189,221
6.05%, 11/05/2031	5,693,000	5,803,048
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	6,832,000	7,881,876
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	2,416,000	2,196,917
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,653,000	2,334,694
5.10%, 03/21/2031	4,094,000	4,182,820
1.90%, 09/12/2031	2,413,000	2,105,697
4.60%, 10/10/2031	3,414,000	3,412,276
Series B, 4.20%, 01/10/2031	3,416,000	3,369,525
Series B, 4.55%, 05/14/2031	3,500,000	3,489,768
		70,040,341
Banks-2.82%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	5,000,000	5,000,854
Banco Santander S.A. (Spain)
4.87%, 04/15/2031	5,700,000	5,669,466
5.44%, 07/15/2031	6,851,000	7,043,897
Bank of Montreal (Canada), 5.51%, 06/04/2031(b)	3,639,000	3,769,985
Cooperatieve Rabobank U.A. (Netherlands), 4.16%, 01/14/2031	2,412,000	2,377,995
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	$4,553,000	$ 4,036,563
Royal Bank of Canada (Canada), 2.30%, 11/03/2031(b)	6,829,000	6,104,630
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	2,415,000	2,118,741
5.42%, 07/09/2031	4,102,000	4,208,488
2.22%, 09/17/2031	4,558,000	4,004,583
Toronto-Dominion Bank (The) (Canada), 4.41%, 01/13/2031	4,101,000	4,062,215
		48,397,417
Beverages-1.77%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	3,413,000	3,472,847
Coca-Cola Co. (The)
2.00%, 03/05/2031	3,418,000	3,075,300
1.38%, 03/15/2031	5,918,000	5,164,163
Constellation Brands, Inc.
4.85%, 05/06/2031	2,000,000	2,000,469
2.25%, 08/01/2031	4,558,000	4,031,270
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	2,415,000	2,151,541
Series 10, 5.20%, 03/15/2031	2,418,000	2,450,184
PepsiCo, Inc.
1.40%, 02/25/2031	3,418,000	2,984,211
1.95%, 10/21/2031	5,689,000	5,016,805
		30,346,790
Biotechnology-1.66%
AbbVie, Inc.
4.13%, 03/15/2031	5,696,000	5,593,490
4.95%, 03/15/2031	9,111,000	9,273,954
Amgen, Inc.
4.20%, 02/19/2031	4,550,000	4,472,422
2.30%, 02/25/2031	5,687,000	5,132,622
Gilead Sciences, Inc., 4.60%, 05/20/2031	4,000,000	4,002,612
		28,475,100
Broadline Retail-2.23%
Amazon.com, Inc.
4.25%, 03/13/2031	23,158,000	22,907,102
2.10%, 05/12/2031	13,662,999	12,233,653
eBay, Inc., 2.60%, 05/10/2031	3,416,000	3,088,439
		38,229,194
Building Products-0.72%
Carrier Global Corp., 2.70%, 02/15/2031	3,411,000	3,139,985
CRH America Finance, Inc., 4.40%, 02/09/2031	4,550,000	4,492,631
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	2,416,000	2,115,687
Masco Corp., 2.00%, 02/15/2031	2,895,000	2,555,096
		12,303,399

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Capital Markets-4.13%
Ares Capital Corp.
5.10%, 01/15/2031	$2,960,000	$2,881,990
5.25%, 04/12/2031(b)	3,411,000	3,335,535
3.20%, 11/15/2031	3,185,000	2,803,895
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	2,412,000	2,131,590
1.80%, 07/28/2031	2,412,000	2,103,076
BlackRock, Inc., 1.90%, 01/28/2031	5,688,000	5,082,271
Blackstone Secured Lending Fund
5.13%, 01/31/2031(b)	2,420,000	2,329,624
5.90%, 05/21/2031	2,000,000	1,980,423
Blue Owl Credit Income Corp., 6.65%, 03/15/2031(b)	3,418,000	3,429,444
Brookfield Asset Management Ltd. (Canada), 4.83%, 04/15/2031	2,660,000	2,649,668
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	2,413,000	2,193,228
Charles Schwab Corp. (The)
1.65%, 03/11/2031	3,416,000	2,993,555
2.30%, 05/13/2031	3,412,000	3,061,327
1.95%, 12/01/2031	3,868,000	3,371,523
Goldman Sachs Private Credit Corp., 5.88%, 01/31/2031	4,000,000	3,970,245
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	5,000,000	4,945,293
2.63%, 10/15/2031	4,551,000	3,977,772
Marex Group PLC (United Kingdom), 5.68%, 04/21/2031	2,420,000	2,425,429
Moody’s Corp., 2.00%, 08/19/2031(b)	2,900,000	2,555,861
Nasdaq, Inc., 1.65%, 01/15/2031	2,960,000	2,605,544
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	4,554,000	4,089,865
State Street Corp., 2.20%, 03/03/2031	3,868,000	3,471,640
TPG Operating Group II, L.P., 4.88%, 05/15/2031	2,421,000	2,395,598
		70,784,396
Chemicals-1.01%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	2,895,000	2,923,293
Dow Chemical Co. (The), 4.80%, 01/15/2031	3,419,000	3,387,736
Eastman Chemical Co., 4.50%, 02/20/2031	2,899,000	2,847,858
Ecolab, Inc., 1.30%, 01/30/2031	2,904,000	2,511,849
LYB International Finance III LLC, 5.13%, 01/15/2031	2,420,000	2,425,977
PPG Industries, Inc., 4.38%, 03/15/2031	3,189,000	3,144,186
		17,240,899
Commercial Services & Supplies-0.83%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	4,552,000	4,163,291
Republic Services, Inc., 1.45%, 02/15/2031	2,961,000	2,575,969
Waste Management, Inc.
1.50%, 03/15/2031	4,556,000	3,965,164
4.95%, 07/03/2031	3,411,000	3,470,375
		14,174,799
	Principal Amount	Value
Communications Equipment-0.88%
Cisco Systems, Inc., 4.95%, 02/26/2031	$11,385,000	$ 11,626,399
Motorola Solutions, Inc., 2.75%, 05/24/2031	3,872,000	3,522,277
		15,148,676
Construction & Engineering-0.14%
Quanta Services, Inc., 4.50%, 01/15/2031	2,421,000	2,399,146
Construction Materials-0.39%
Eagle Materials, Inc., 2.50%, 07/01/2031	3,419,000	3,063,507
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	4,084,000	3,671,506
		6,735,013
Consumer Finance-2.19%
Ally Financial, Inc.
8.00%, 11/01/2031	9,086,000	10,148,786
8.00%, 11/01/2031(b)	2,385,000	2,651,606
General Motors Financial Co., Inc.
2.35%, 01/08/2031	4,549,000	4,078,676
4.60%, 01/08/2031	4,100,000	4,061,275
5.75%, 02/08/2031	4,549,000	4,710,263
2.70%, 06/10/2031	4,556,000	4,110,581
5.60%, 06/18/2031	4,551,000	4,683,225
Synchrony Financial, 2.88%, 10/28/2031	3,411,000	3,008,827
		37,453,239
Consumer Staples Distribution & Retail-1.18%
Dollar Tree, Inc., 2.65%, 12/01/2031(b)	3,646,000	3,259,979
Kroger Co. (The), 1.70%, 01/15/2031	2,415,000	2,123,689
Sysco Corp., 4.40%, 07/25/2031	2,900,000	2,834,531
Walmart, Inc.
4.15%, 04/30/2031	4,000,000	3,970,996
1.80%, 09/22/2031	9,104,000	8,059,849
		20,249,044
Containers & Packaging-0.58%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	3,645,000	3,303,245
AptarGroup, Inc., 4.75%, 03/30/2031	2,900,000	2,876,453
Berry Global, Inc., 5.80%, 06/15/2031	3,638,000	3,785,993
		9,965,691
Diversified REITs-0.58%
American Assets Trust L.P., 3.38%, 02/01/2031	2,421,000	2,200,854
DOC DR LLC, 2.63%, 11/01/2031	2,421,000	2,160,903
VICI Properties L.P., 5.13%, 11/15/2031	3,412,000	3,414,354
W.P. Carey, Inc., 2.40%, 02/01/2031	2,416,000	2,174,088
		9,950,199
Diversified Telecommunication Services-3.24%
AT&T, Inc.
4.40%, 04/30/2031	6,832,000	6,752,238
2.75%, 06/01/2031	13,664,000	12,472,776
Orange S.A. (France), 9.00%, 03/01/2031	11,204,000	13,168,096
Verizon Communications, Inc.
1.75%, 01/20/2031	9,821,000	8,670,702
2.55%, 03/21/2031	15,922,000	14,522,413
		55,586,225

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-5.06%
Alabama Power Co., Series C, 4.30%, 03/15/2031	$2,421,000	$ 2,390,557
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	2,415,000	2,204,990
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,902,000	2,595,155
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	2,413,000	2,092,898
Commonwealth Edison Co., 4.55%, 06/01/2031	2,000,000	1,994,656
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	4,096,000	3,699,535
Constellation Energy Generation LLC, 4.40%, 01/15/2031	3,416,000	3,371,027
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,660,000	2,426,218
Duke Energy Corp., 2.55%, 06/15/2031	4,551,000	4,120,699
Duke Energy Florida LLC, 2.40%, 12/15/2031	2,956,000	2,640,871
Duke Energy Progress LLC, 2.00%, 08/15/2031	2,958,000	2,618,279
Edison International, 4.80%, 03/15/2031	2,660,000	2,591,535
Entergy Corp., 2.40%, 06/15/2031	2,964,000	2,647,762
Entergy Texas, Inc., 1.75%, 03/15/2031	2,903,000	2,541,264
Eversource Energy, 5.85%, 04/15/2031	3,190,000	3,323,310
Exelon Corp., 5.13%, 03/15/2031	2,421,000	2,460,951
Georgia Power Co., 4.85%, 03/15/2031	3,620,000	3,658,571
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/2031	3,190,000	3,155,883
Pacific Gas and Electric Co., 2.50%, 02/01/2031	9,104,000	8,175,182
PacifiCorp
5.30%, 02/15/2031	3,185,000	3,244,288
5.10%, 04/15/2031	2,660,000	2,689,323
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,992,193	1,950,320
Progress Energy, Inc., 7.75%, 03/01/2031	2,959,000	3,321,774
Public Service Co. of Colorado, 1.88%, 06/15/2031	3,418,000	2,990,125
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/2031	2,420,000	2,382,360
Southern California Edison Co.
5.45%, 06/01/2031	3,414,000	3,485,163
4.95%, 09/15/2031	2,000,000	1,999,334
Virginia Electric & Power Co., 2.30%, 11/15/2031	2,419,000	2,154,750
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	3,840,000	3,869,754
		86,796,534
Electrical Equipment-0.40%
Emerson Electric Co., 2.20%, 12/21/2031	4,550,000	4,049,618
GE Vernova, Inc., 4.25%, 02/04/2031	2,900,000	2,863,337
		6,912,955
Electronic Equipment, Instruments & Components-0.71%
Amphenol Corp., 2.20%, 09/15/2031	3,413,000	3,017,793
Jabil, Inc., 3.00%, 01/15/2031	2,903,000	2,674,800
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Teledyne Technologies, Inc., 2.75%, 04/01/2031	$4,152,000	$ 3,808,430
Vontier Corp., 2.95%, 04/01/2031	2,901,000	2,635,799
		12,136,822
Energy Equipment & Services-0.47%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/2031	5,690,000	5,598,901
Helmerich & Payne, Inc., 2.90%, 09/29/2031	2,655,000	2,392,217
		7,991,118
Entertainment-1.22%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,928,000	3,642,946
Walt Disney Co. (The)
2.65%, 01/13/2031	11,383,000	10,553,888
4.00%, 03/14/2031(b)	6,830,000	6,703,638
		20,900,472
Financial Services-3.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	3,420,000	3,487,521
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	4,524,000	4,630,423
Blackstone Private Credit Fund
6.25%, 01/25/2031	2,866,000	2,871,171
5.35%, 03/12/2031	3,190,000	3,079,257
5.95%, 05/15/2031	3,500,000	3,457,120
Block, Inc., 3.50%, 06/01/2031	4,553,000	4,152,269
Blue Owl Finance LLC, 3.13%, 06/10/2031	3,175,000	2,802,816
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	3,730,000	3,321,932
4.80%, 03/10/2031	9,110,000	9,045,373
Fiserv, Inc.
4.55%, 02/15/2031	4,550,000	4,464,300
5.35%, 03/15/2031(b)	2,417,000	2,449,496
Global Payments, Inc., 2.90%, 11/15/2031	3,415,000	3,019,484
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,903,000	2,987,822
Mastercard, Inc.
1.90%, 03/15/2031	2,895,000	2,584,327
2.00%, 11/18/2031(b)	3,416,000	3,024,082
ORIX Corp. (Japan), 2.25%, 03/09/2031	2,389,000	2,128,984
PayPal Holdings, Inc., 4.95%, 06/01/2031	3,500,000	3,505,683
Visa, Inc.
4.10%, 02/12/2031(b)	3,420,000	3,401,517
1.10%, 02/15/2031	4,554,000	3,944,633
		68,358,210
Food Products-1.43%
Bunge Ltd. Finance Corp.
3.20%, 04/21/2031	2,891,000	2,702,040
2.75%, 05/14/2031	4,553,000	4,162,601
Campbell’s Co. (The), 4.55%, 03/21/2031	2,655,000	2,574,577
Flowers Foods, Inc., 2.40%, 03/15/2031	2,416,000	2,081,762
General Mills, Inc., 2.25%, 10/14/2031	2,420,000	2,134,832

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Kellanova, Series B, 7.45%, 04/01/2031	$2,845,000	$ 3,193,494
McCormick & Co., Inc., 1.85%, 02/15/2031	2,418,000	2,127,449
Mondelez International, Inc., 1.50%, 02/04/2031(b)	2,412,000	2,099,332
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	3,614,000	3,470,747
		24,546,834
Gas Utilities-0.27%
Atmos Energy Corp., 1.50%, 01/15/2031	2,898,000	2,535,709
National Fuel Gas Co., 2.95%, 03/01/2031	2,392,000	2,182,054
		4,717,763
Ground Transportation-0.96%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	6,378,000	5,673,819
Norfolk Southern Corp., 2.30%, 05/15/2031	2,416,000	2,170,372
Uber Technologies, Inc., 4.15%, 01/15/2031	4,556,000	4,459,309
Union Pacific Corp., 2.38%, 05/20/2031	4,554,000	4,126,782
		16,430,282
Health Care Equipment & Supplies-2.02%
Abbott Laboratories, 4.00%, 03/15/2031	11,380,000	11,133,519
Augusta SpinCo Corp., 4.66%, 03/23/2031	3,420,000	3,401,259
Baxter International, Inc., 1.73%, 04/01/2031	2,956,000	2,510,619
Becton, Dickinson and Co., 1.96%, 02/11/2031	4,556,000	4,032,125
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,963,000	2,971,141
Solventum Corp., 5.45%, 03/13/2031	4,545,000	4,668,712
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	3,075,000	2,805,834
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	3,412,000	3,060,727
		34,583,936
Health Care Providers & Services-5.67%
Cencora, Inc., 2.70%, 03/15/2031	4,550,000	4,156,703
Centene Corp.
2.50%, 03/01/2031	10,017,000	8,731,714
2.63%, 08/01/2031	5,921,000	5,145,582
Cigna Group (The)
2.38%, 03/15/2031	6,827,000	6,153,418
5.13%, 05/15/2031	3,412,000	3,477,980
CommonSpirit Health, 5.21%, 12/01/2031	3,531,000	3,580,886
CVS Health Corp.
5.25%, 01/30/2031	3,412,000	3,484,876
1.88%, 02/28/2031	5,687,500	4,998,327
5.55%, 06/01/2031	4,549,000	4,690,664
2.13%, 09/15/2031	4,550,000	3,976,417
Elevance Health, Inc.
2.55%, 03/15/2031	4,549,000	4,127,530
4.95%, 11/01/2031	3,416,000	3,434,930
	Principal Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
5.45%, 04/01/2031	$7,965,000	$8,145,885
4.70%, 05/15/2031	4,000,000	3,964,059
2.38%, 07/15/2031	3,868,000	3,436,294
Humana, Inc., 5.38%, 04/15/2031	6,828,000	6,936,534
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	2,413,000	2,198,822
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,655,000	2,435,182
UnitedHealth Group, Inc.
4.65%, 01/15/2031	3,420,000	3,430,110
4.90%, 04/15/2031	4,556,000	4,616,307
2.30%, 05/15/2031	6,833,000	6,132,846
		97,255,066
Health Care REITs-1.36%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	3,413,000	3,156,782
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	3,645,000	3,199,062
Healthpeak OP LLC, 2.88%, 01/15/2031	2,902,000	2,670,801
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	3,189,000	2,964,656
Sabra Health Care L.P., 3.20%, 12/01/2031	3,645,000	3,315,989
Ventas Realty L.P., 2.50%, 09/01/2031	2,413,000	2,154,393
Welltower OP LLC
2.75%, 01/15/2031	2,901,000	2,674,336
2.80%, 06/01/2031	3,415,000	3,138,763
		23,274,782
Hotels, Restaurants & Leisure-1.06%
Airbnb, Inc., 4.65%, 03/16/2031	3,870,000	3,871,083
Expedia Group, Inc., 2.95%, 03/15/2031(b)	2,404,000	2,212,932
Marriott International, Inc.
4.50%, 10/15/2031	2,420,000	2,395,663
Series HH, 2.85%, 04/15/2031	5,011,000	4,605,577
McDonald’s Corp., 4.40%, 02/12/2031	2,657,000	2,646,643
Starbucks Corp., 4.90%, 02/15/2031	2,339,000	2,366,421
		18,098,319
Household Durables-0.17%
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	2,960,000	2,943,040
Household Products-0.53%
Clorox Co. (The), 4.70%, 05/15/2031	2,500,000	2,485,708
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	2,901,000	2,560,191
Procter & Gamble Co. (The), 1.95%, 04/23/2031	4,556,000	4,087,407
		9,133,306
Independent Power and Renewable Electricity Producers-0.26%
AES Corp. (The), 2.45%, 01/15/2031	4,973,000	4,458,450

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.74%
Eaton Corp., 4.20%, 03/06/2031	$6,830,000	$ 6,724,201
Honeywell International, Inc., 1.75%, 09/01/2031(b)	6,813,000	5,929,774
		12,653,975
Insurance-1.78%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	2,416,000	2,158,646
Aon North America, Inc., 5.30%, 03/01/2031	2,962,000	3,029,125
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	2,421,000	2,248,583
Brown & Brown, Inc., 2.38%, 03/15/2031	3,189,000	2,831,844
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,899,000	2,572,458
First American Financial Corp., 2.40%, 08/15/2031	2,957,000	2,581,829
Lincoln National Corp., 3.40%, 01/15/2031(b)	2,415,000	2,265,381
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	4,554,000	4,589,038
Primerica, Inc., 2.80%, 11/19/2031	2,903,000	2,627,482
Progressive Corp. (The), 4.60%, 03/26/2031	2,420,000	2,421,491
Willis North America, Inc., 4.55%, 03/15/2031	3,190,000	3,151,741
		30,477,618
Interactive Media & Services-1.81%
Alphabet, Inc., 4.10%, 02/15/2031, (Acquired 02/27/2026 - 05/26/2026; Cost $13,683,945)(c)	13,659,000	13,479,740
Meta Platforms, Inc.
4.55%, 05/15/2031	13,000,000	12,957,126
4.55%, 08/15/2031	4,558,000	4,552,251
		30,989,117
IT Services-0.46%
International Business Machines Corp., 4.30%, 02/03/2031	2,420,000	2,385,180
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	2,956,000	2,484,288
VeriSign, Inc., 2.70%, 06/15/2031	3,419,000	3,094,535
		7,964,003
Leisure Products-0.28%
Brunswick Corp., 2.40%, 08/18/2031	2,659,000	2,326,267
Polaris, Inc., 5.60%, 03/01/2031	2,413,000	2,408,024
		4,734,291
Life Sciences Tools & Services-1.14%
Agilent Technologies, Inc., 2.30%, 03/12/2031	3,871,000	3,471,899
Illumina, Inc., 2.55%, 03/23/2031	2,412,000	2,186,610
Revvity, Inc., 2.25%, 09/15/2031	2,419,000	2,126,653
Thermo Fisher Scientific, Inc.
4.22%, 02/12/2031	4,554,000	4,489,367
4.20%, 03/01/2031	2,416,000	2,379,109
2.00%, 10/15/2031(b)	5,460,000	4,813,436
		19,467,074
	Principal Amount	Value
Machinery-2.52%
Caterpillar Financial Services Corp.
4.15%, 01/08/2031	$2,420,000	$2,386,139
Series L, 4.50%, 05/15/2031	4,000,000	3,994,658
Caterpillar, Inc., 1.90%, 03/12/2031	2,415,000	2,153,641
CNH Industrial Capital LLC, 4.38%, 03/07/2031	2,420,000	2,375,031
Cummins, Inc., 4.70%, 02/15/2031	3,185,000	3,207,600
Fortive Corp., 4.75%, 05/15/2031	254,000	252,669
IDEX Corp., 2.63%, 06/15/2031	2,418,000	2,194,597
Ingersoll Rand, Inc., 5.31%, 06/15/2031	2,415,000	2,471,026
John Deere Capital Corp.
1.45%, 01/15/2031	2,898,000	2,533,416
4.90%, 03/07/2031	3,866,000	3,927,530
2.00%, 06/17/2031	2,902,000	2,577,413
4.40%, 09/08/2031	5,466,000	5,435,814
Series I, 4.20%, 03/10/2031	2,420,000	2,391,411
Series I, 4.38%, 04/15/2031	2,204,000	2,187,660
Otis Worldwide Corp., 5.13%, 11/19/2031	2,900,000	2,957,555
Xylem, Inc., 2.25%, 01/30/2031	2,417,000	2,182,490
		43,228,650
Media-1.64%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	7,285,000	6,511,647
Comcast Corp.
1.95%, 01/15/2031	6,826,000	6,057,741
1.50%, 02/15/2031(b)	7,971,000	6,920,893
Omnicom Group, Inc., 2.60%, 08/01/2031	3,640,000	3,274,793
Paramount Global, 4.95%, 01/15/2031	5,687,000	5,306,215
		28,071,289
Metals & Mining-0.13%
Steel Dynamics, Inc., 3.25%, 01/15/2031	2,416,000	2,270,212
Multi-Utilities-1.17%
Ameren Corp., 3.50%, 01/15/2031	3,644,000	3,461,192
Consumers Energy Co., 4.50%, 01/15/2031	2,417,000	2,409,385
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	3,881,000	3,443,127
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,904,000	2,663,698
NiSource, Inc.
1.70%, 02/15/2031	3,412,000	2,984,935
4.75%, 05/18/2031	2,000,000	1,999,381
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	3,418,000	3,046,202
		20,007,920
Office REITs-0.46%
Boston Properties L.P., 3.25%, 01/30/2031	5,690,000	5,287,251
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,870,000	2,604,808
		7,892,059

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-7.13%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	$2,416,000	$ 2,264,170
Burlington Resources LLC, 7.20%, 08/15/2031	2,153,000	2,395,575
Cenovus Energy, Inc. (Canada), 4.65%, 03/20/2031	2,412,000	2,393,392
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	6,823,000	6,584,079
Devon Energy Corp., 7.88%, 09/30/2031	3,067,000	3,520,942
Diamondback Energy, Inc., 3.13%, 03/24/2031	3,369,000	3,157,018
Enbridge, Inc. (Canada)
4.50%, 02/15/2031	2,420,000	2,395,342
4.85%, 03/27/2031	4,550,000	4,567,026
Energy Transfer L.P., 4.55%, 01/15/2031	4,553,000	4,512,457
Enterprise Products Operating LLC, 4.60%, 01/15/2031	6,145,000	6,144,171
EOG Resources, Inc., 4.40%, 01/15/2031	3,420,000	3,385,075
EQT Corp., 4.75%, 01/15/2031	4,957,000	4,930,147
Hess Corp., 7.30%, 08/15/2031	2,874,000	3,231,113
HF Sinclair Corp., 5.75%, 01/15/2031	2,959,000	3,032,049
Kinder Morgan, Inc.
2.00%, 02/15/2031	3,413,000	3,030,745
7.80%, 08/01/2031	2,597,000	2,961,089
MPLX L.P., 4.80%, 02/15/2031	5,687,000	5,685,256
Occidental Petroleum Corp., 7.50%, 05/01/2031	3,955,000	4,412,004
ONEOK, Inc.
6.35%, 01/15/2031	2,896,000	3,071,274
4.75%, 10/15/2031	5,693,000	5,660,362
Ovintiv, Inc., 7.38%, 11/01/2031	2,413,000	2,680,800
Phillips 66 Co., 5.25%, 06/15/2031	5,467,000	5,584,968
Pioneer Natural Resources Co., 2.15%, 01/15/2031	4,555,000	4,102,934
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 01/15/2031	4,557,000	4,533,943
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	2,413,000	2,128,950
Targa Resources Corp., 4.35%, 04/15/2031	3,416,000	3,347,037
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	4,556,000	4,553,762
TotalEnergies Capital USA LLC (France), 4.25%, 01/13/2031	6,833,000	6,751,977
Valero Energy Corp., 2.80%, 12/01/2031	2,229,000	2,016,570
Western Midstream Operating L.P., 4.80%, 03/01/2031	2,900,000	2,880,802
Williams Cos., Inc. (The), 2.60%, 03/15/2031	6,835,000	6,200,882
		122,115,911
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	2,904,000	2,575,193
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	3,870,000	3,385,909
		5,961,102
	Principal Amount	Value
Pharmaceuticals-4.06%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	$4,549,000	$4,623,602
4.00%, 03/02/2031	2,960,000	2,899,297
2.25%, 05/28/2031	3,419,500	3,077,087
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	4,552,000	4,775,279
5.10%, 02/22/2031	5,687,000	5,817,871
Eli Lilly and Co.
4.25%, 03/15/2031	3,420,000	3,400,878
4.38%, 05/20/2031	6,000,000	5,970,640
Johnson & Johnson, 4.90%, 06/01/2031	5,236,000	5,385,070
Merck & Co., Inc.
4.15%, 03/15/2031	4,550,000	4,477,711
2.15%, 12/10/2031	9,106,000	8,051,826
Novartis Capital Corp.
4.40%, 03/18/2031	7,970,000	7,933,250
4.00%, 09/18/2031(b)	3,867,000	3,792,635
Pfizer, Inc., 1.75%, 08/18/2031	4,556,000	3,992,855
Royalty Pharma PLC
4.45%, 03/25/2031	2,901,000	2,858,255
2.15%, 09/02/2031	2,897,000	2,547,337
		69,603,593
Professional Services-0.82%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	4,550,000	4,068,814
Equifax, Inc., 2.35%, 09/15/2031	4,549,000	4,015,071
Jacobs Solutions, Inc., 4.75%, 03/03/2031	3,640,000	3,601,688
Verisk Analytics, Inc., 4.45%, 03/15/2031	2,420,000	2,381,001
		14,066,574
Real Estate Management & Development-0.13%
CBRE Services, Inc., 2.50%, 04/01/2031	2,420,000	2,179,652
Residential REITs-0.61%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	2,902,000	2,645,736
ERP Operating L.P., 1.85%, 08/01/2031	2,412,000	2,117,614
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	2,960,000	2,550,153
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,416,000	3,077,087
		10,390,590
Retail REITs-1.00%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	2,420,000	2,163,839
Kimco Realty OP LLC, 2.25%, 12/01/2031	2,413,000	2,136,926
NNN REIT, Inc., 4.60%, 02/15/2031	2,412,000	2,393,750
Realty Income Corp., 3.25%, 01/15/2031	4,328,000	4,073,735
Simon Property Group L.P.
4.30%, 01/15/2031	3,640,000	3,589,779
2.20%, 02/01/2031(b)	3,192,000	2,872,169
		17,230,198
Semiconductors & Semiconductor Equipment-3.05%
Analog Devices, Inc., 2.10%, 10/01/2031	4,555,000	4,025,989

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Applied Materials, Inc., 4.00%, 01/15/2031	$2,660,000	$ 2,606,556
Broadcom, Inc.
4.30%, 01/15/2031	3,420,000	3,382,481
2.45%, 02/15/2031	12,500,000	11,355,436
5.15%, 11/15/2031	6,833,000	6,981,867
Intel Corp.
5.00%, 02/21/2031	2,415,000	2,443,840
4.65%, 06/01/2031	4,000,000	3,970,057
2.00%, 08/12/2031	5,696,000	4,974,036
Marvell Technology, Inc., 2.95%, 04/15/2031	3,417,000	3,149,526
NVIDIA Corp., 2.00%, 06/15/2031	5,690,000	5,100,525
Skyworks Solutions, Inc., 3.00%, 06/01/2031	2,416,000	2,192,839
Texas Instruments, Inc., 1.90%, 09/15/2031	2,413,000	2,126,760
		52,309,912
Software-4.68%
Accenture Capital, Inc., 4.25%, 10/04/2031	5,460,000	5,379,150
AppLovin Corp., 5.38%, 12/01/2031	4,558,000	4,640,093
Autodesk, Inc., 2.40%, 12/15/2031	4,555,000	4,019,410
Fortinet, Inc., 2.20%, 03/15/2031	2,415,000	2,162,705
Oracle Corp.
4.95%, 02/04/2031	15,936,000	15,674,180
2.88%, 03/25/2031	14,800,000	13,260,183
Roper Technologies, Inc., 1.75%, 02/15/2031	4,555,000	3,951,807
Salesforce, Inc.
1.95%, 07/15/2031	6,827,000	5,970,399
4.90%, 09/15/2031	17,120,000	17,133,345
ServiceNow, Inc., 4.70%, 08/15/2031	2,000,000	2,001,867
VMware LLC, 2.20%, 08/15/2031	6,831,000	6,040,069
		80,233,208
Specialized REITs-2.18%
American Tower Corp.
2.70%, 04/15/2031	3,191,000	2,907,025
2.30%, 09/15/2031	3,189,000	2,823,349
Crown Castle, Inc.
2.25%, 01/15/2031	4,996,000	4,452,564
2.10%, 04/01/2031	4,558,000	4,008,996
2.50%, 07/15/2031	3,403,000	3,031,388
Equinix, Inc., 2.50%, 05/15/2031	4,549,000	4,082,251
Extra Space Storage L.P.
5.90%, 01/15/2031	2,895,000	3,015,911
2.40%, 10/15/2031	2,896,000	2,551,412
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	3,187,000	3,016,230
Prologis L.P., 4.75%, 01/15/2031	2,416,000	2,436,177
Public Storage Operating Co.
2.30%, 05/01/2031	2,957,000	2,659,630
2.25%, 11/09/2031	2,659,000	2,363,092
		37,348,025
Specialty Retail-2.53%
AutoZone, Inc., 1.65%, 01/15/2031	2,899,000	2,528,696
	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp., 4.50%, 02/15/2031	$5,691,000	$ 5,642,590
Home Depot, Inc. (The)
1.38%, 03/15/2031	5,690,000	4,931,788
4.85%, 06/25/2031	4,549,000	4,629,860
1.88%, 09/15/2031	4,551,000	3,991,596
Leidos, Inc., 2.30%, 02/15/2031	4,555,000	4,070,457
Lowe`s Cos., Inc., 4.25%, 03/15/2031	5,010,000	4,922,556
Lowe’s Cos., Inc., 2.63%, 04/01/2031	6,828,000	6,233,564
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	2,417,000	2,116,810
Ross Stores, Inc., 1.88%, 04/15/2031	2,419,000	2,134,992
TJX Cos., Inc. (The), 1.60%, 05/15/2031	2,421,000	2,116,925
		43,319,834
Technology Hardware, Storage & Peripherals-1.60%
Apple, Inc.
1.65%, 02/08/2031	12,521,000	11,160,531
1.70%, 08/05/2031	4,554,000	4,015,668
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	5,691,000	5,685,430
HP, Inc., 2.65%, 06/17/2031	4,543,000	4,085,910
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031(b)	2,418,000	2,428,462
		27,376,001
Tobacco-1.08%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	3,866,000	4,037,550
2.73%, 03/25/2031	5,690,000	5,198,945
Philip Morris International, Inc.
5.13%, 02/13/2031	5,690,000	5,816,693
4.75%, 11/01/2031	3,416,000	3,432,386
		18,485,574
Trading Companies & Distributors-0.37%
Air Lease Corp., 5.20%, 07/15/2031	2,903,000	2,918,886
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	3,411,000	3,354,909
		6,273,795
Water Utilities-0.14%
American Water Capital Corp., 2.30%, 06/01/2031	2,654,000	2,382,316
Wireless Telecommunication Services-0.86%
T-Mobile USA, Inc.
2.88%, 02/15/2031	4,551,000	4,198,561
3.50%, 04/15/2031	11,153,000	10,570,005
		14,768,566
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,686,763,387)		1,695,980,199

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $587,871)	587,871	$ 587,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $1,687,351,258)		1,696,568,070
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.63%
Invesco Private Government Fund, 3.58%(d)(e)(f)	12,542,533	12,542,533
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	32,532,196	$ 32,538,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,079,740)		45,081,235
TOTAL INVESTMENTS IN SECURITIES-101.63% (Cost $1,732,430,998)		1,741,649,305
OTHER ASSETS LESS LIABILITIES-(1.63)%		(27,915,094)
NET ASSETS-100.00%		$1,713,734,211

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$671,730	$56,464,550	$(56,548,409)	$-	$-	$587,871	$75,776
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,130,631	86,949,647	(78,537,745)	-	-	12,542,533	290,418*
Invesco Private Prime Fund	10,740,379	172,583,503	(150,782,260)	1,022	(3,942)	32,538,702	791,571*
Total	$15,542,740	$315,997,700	$(285,868,414)	$1,022	$(3,942)	$45,669,106	$1,157,765

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-1.30%
General Electric Co., 6.75%, 03/15/2032	$6,818,000	$ 7,539,091
Howmet Aerospace, Inc., 4.55%, 11/15/2032	2,575,000	2,538,104
Lockheed Martin Corp., 3.90%, 06/15/2032	4,124,000	3,999,239
RTX Corp., 2.38%, 03/15/2032	5,156,000	4,558,001
		18,634,435
Automobiles-2.94%
American Honda Finance Corp., 5.15%, 07/09/2032	3,864,000	3,892,462
Ford Motor Co.
3.25%, 02/12/2032	12,884,500	11,436,945
6.10%, 08/19/2032	9,018,000	9,257,645
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	3,864,000	4,010,480
General Motors Co., 5.60%, 10/15/2032(b)	6,447,000	6,655,865
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	3,870,000	3,489,057
Toyota Motor Credit Corp., 4.65%, 09/03/2032	3,610,000	3,589,019
		42,331,473
Banks-3.69%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	4,381,000	3,889,376
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	5,150,000	4,847,064
Citigroup, Inc., 6.63%, 06/15/2032	5,149,000	5,598,990
Citizens Financial Group, Inc., 2.64%, 09/30/2032	3,196,000	2,764,006
KeyBank N.A., 4.90%, 08/08/2032	3,865,000	3,803,012
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	5,157,000	4,958,792
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	3,090,000	3,179,117
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	3,097,000	2,756,064
5.30%, 01/30/2032	3,866,000	3,959,094
3.20%, 03/10/2032	7,734,000	7,136,585
4.46%, 06/08/2032	10,312,000	10,160,896
		53,052,996
Beverages-1.51%
Constellation Brands, Inc., 4.75%, 05/09/2032	3,605,000	3,576,971
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	3,865,000	3,347,266
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	4,376,000	4,177,729
PepsiCo, Inc.
3.90%, 07/18/2032	6,438,000	6,254,624
4.65%, 07/23/2032	4,380,000	4,414,193
		21,770,783
	Principal Amount	Value
Biotechnology-0.64%
Amgen, Inc.
2.00%, 01/15/2032	$5,083,000	$4,403,617
3.35%, 02/22/2032	5,151,000	4,788,521
		9,192,138
Broadline Retail-1.67%
Amazon.com, Inc.
3.60%, 04/13/2032	12,886,000	12,276,370
4.70%, 12/01/2032	11,593,000	11,712,644
		23,989,014
Building Products-0.17%
Carlisle Cos., Inc., 2.20%, 03/01/2032	2,834,000	2,455,116
Capital Markets-4.18%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	2,578,000	2,556,183
Ares Capital Corp., 5.80%, 03/08/2032(b)	5,157,000	5,138,438
Ares Strategic Income Fund, 6.20%, 03/21/2032	3,870,000	3,849,199
BlackRock, Inc., 2.10%, 02/25/2032	5,152,000	4,528,704
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	3,093,000	2,706,649
Charles Schwab Corp. (The), 2.90%, 03/03/2032	5,149,000	4,676,567
CME Group, Inc., 2.65%, 03/15/2032	3,865,000	3,497,938
FactSet Research Systems, Inc., 3.45%, 03/01/2032	2,578,000	2,338,451
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	2,576,000	2,205,267
Moody’s Corp., 4.25%, 08/08/2032	2,580,000	2,513,496
Morgan Stanley, 7.25%, 04/01/2032	5,074,000	5,739,913
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	3,864,000	3,494,673
Northern Trust Corp., 6.13%, 11/02/2032	5,152,000	5,525,307
S&P Global, Inc., 2.90%, 03/01/2032	7,691,000	7,018,283
UBS Americas, Inc. (Switzerland), 7.13%, 07/15/2032	3,823,000	4,273,374
		60,062,442
Chemicals-1.09%
Air Products and Chemicals, Inc., 4.90%, 10/11/2032	2,574,000	2,602,948
Albemarle Corp., 5.05%, 06/01/2032(b)	2,144,000	2,150,291
Ecolab, Inc., 2.13%, 02/01/2032	3,351,000	2,942,792
EIDP, Inc., 5.13%, 05/15/2032	2,578,000	2,614,677
Nutrien Ltd. (Canada), 5.25%, 03/12/2032	3,094,000	3,157,047
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	2,574,000	2,252,737
		15,720,492
Commercial Services & Supplies-1.50%
Cintas Corp. No. 2, 4.00%, 05/01/2032	4,124,000	4,002,156
Republic Services, Inc., 1.75%, 02/15/2032	3,866,000	3,316,360

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$3,346,000	$2,939,383
3.20%, 06/01/2032	2,577,000	2,374,626
Waste Management, Inc.
4.80%, 03/15/2032	3,865,000	3,904,049
4.15%, 04/15/2032	5,156,000	5,037,408
		21,573,982
Communications Equipment-0.77%
Cisco Systems, Inc., 4.95%, 02/24/2032	5,156,000	5,244,797
Motorola Solutions, Inc.
5.60%, 06/01/2032	3,094,000	3,202,080
5.20%, 08/15/2032	2,574,000	2,612,917
		11,059,794
Construction & Engineering-0.16%
Quanta Services, Inc., 2.35%, 01/15/2032	2,577,000	2,266,297
Consumer Finance-0.97%
Capital One Financial Corp., 6.70%, 11/29/2032	3,867,000	4,214,470
General Motors Financial Co., Inc.
3.10%, 01/12/2032	6,438,000	5,832,503
5.63%, 04/04/2032	3,864,000	3,969,206
		14,016,179
Consumer Staples Distribution & Retail-1.36%
Costco Wholesale Corp., 1.75%, 04/20/2032	5,157,000	4,484,404
Dollar General Corp., 5.00%, 11/01/2032	3,604,000	3,589,000
Target Corp., 4.50%, 09/15/2032(b)	5,156,000	5,164,159
Walmart, Inc., 4.15%, 09/09/2032(b)	6,439,000	6,380,838
		19,618,401
Containers & Packaging-0.49%
Avery Dennison Corp., 2.25%, 02/15/2032	2,573,000	2,248,097
Sonoco Products Co., 2.85%, 02/01/2032(b)	2,574,000	2,323,235
WRKCo, Inc., 4.20%, 06/01/2032	2,573,000	2,470,841
		7,042,173
Distributors-0.16%
Genuine Parts Co., 2.75%, 02/01/2032	2,574,000	2,239,963
Diversified REITs-0.69%
CubeSmart L.P., 2.50%, 02/15/2032	2,576,000	2,274,804
VICI Properties L.P., 5.13%, 05/15/2032	7,727,000	7,670,812
		9,945,616
Diversified Telecommunication Services-3.21%
AT&T, Inc.
2.25%, 02/01/2032	12,885,000	11,261,554
4.55%, 11/01/2032	5,931,000	5,825,670
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032(b)	2,148,000	1,873,900
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	2,573,000	3,147,099
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
TELUS Corp. (Canada), 3.40%, 05/13/2032	$4,635,000	$ 4,240,100
Verizon Communications, Inc., 2.36%, 03/15/2032	22,554,000	19,810,907
		46,159,230
Electric Utilities-7.23%
AEP Texas, Inc., 4.70%, 05/15/2032	2,574,000	2,544,940
Alabama Power Co., 3.05%, 03/15/2032	3,604,000	3,313,859
American Electric Power Co., Inc., 5.95%, 11/01/2032	2,575,000	2,719,964
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	2,574,000	2,536,055
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	2,575,000	2,535,174
Constellation Energy Generation, LLC, 4.80%, 01/15/2032	600,000	597,319
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	2,577,000	2,346,578
Duke Energy Corp., 4.50%, 08/15/2032(b)	5,927,000	5,844,541
Duke Energy Progress LLC, 3.40%, 04/01/2032	2,574,000	2,411,961
Edison International, 5.25%, 03/15/2032	2,834,000	2,798,981
Entergy Louisiana LLC, 2.35%, 06/15/2032	2,574,000	2,259,389
Eversource Energy, 3.38%, 03/01/2032	3,354,000	3,088,083
Exelon Corp., 3.35%, 03/15/2032	2,955,000	2,738,689
Florida Power & Light Co., 2.45%, 02/03/2032	7,731,000	6,914,483
Georgia Power Co., 4.70%, 05/15/2032	3,604,000	3,612,657
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	2,574,000	2,314,197
4.02%, 11/01/2032	3,080,000	2,971,961
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	4,848,000	4,289,974
5.30%, 03/15/2032	3,864,000	3,954,383
5.00%, 07/15/2032	5,138,000	5,185,390
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	3,600,000	3,553,982
Pacific Gas and Electric Co.
5.90%, 06/15/2032	3,091,000	3,205,006
5.05%, 10/15/2032	4,380,000	4,358,748
Public Service Electric and Gas Co., 3.10%, 03/15/2032	2,573,000	2,376,592
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	2,574,000	2,348,596
Southern California Edison Co.
2.75%, 02/01/2032	2,578,000	2,301,118
5.95%, 11/01/2032	3,862,000	4,030,285
Southern Co. (The), 5.70%, 10/15/2032	2,574,000	2,689,402
Union Electric Co., 2.15%, 03/15/2032	2,703,000	2,371,807
Virginia Electric & Power Co., 2.40%, 03/30/2032	3,094,000	2,734,399
Wisconsin Electric Power Co., 4.75%, 09/30/2032	2,574,000	2,592,681

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Power and Light Co., 3.95%, 09/01/2032	$3,090,000	$ 2,952,723
Xcel Energy, Inc., 4.60%, 06/01/2032	3,610,000	3,552,902
		104,046,819
Electrical Equipment-0.22%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	3,097,000	3,150,615
Electronic Equipment, Instruments & Components-0.39%
Arrow Electronics, Inc., 2.95%, 02/15/2032	2,575,000	2,296,399
Flex Ltd., 5.25%, 01/15/2032	3,348,000	3,364,153
		5,660,552
Entertainment-0.37%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032(b)	2,573,000	2,455,846
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	2,578,000	2,884,134
		5,339,980
Financial Services-5.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	20,611,000	18,864,828
Blackstone Private Credit Fund, 6.00%, 01/29/2032	5,157,000	5,098,611
Block, Inc., 6.50%, 05/15/2032	10,305,000	10,509,389
Corebridge Financial, Inc., 3.90%, 04/05/2032	7,726,000	7,274,149
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	3,864,000	3,878,370
Global Payments, Inc.
5.40%, 08/15/2032	3,869,000	3,875,000
5.20%, 11/15/2032	5,150,000	5,056,455
Mastercard, Inc.
4.35%, 01/15/2032	5,927,000	5,867,220
4.95%, 03/15/2032(b)	2,574,000	2,635,323
ORIX Corp. (Japan)
4.00%, 04/13/2032	2,573,000	2,463,727
5.20%, 09/13/2032	2,574,000	2,617,407
PayPal Holdings, Inc., 4.40%, 06/01/2032	5,157,000	5,025,719
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	2,574,000	2,572,859
		75,739,057
Food Products-1.34%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,864,000	3,531,714
Hershey Co. (The), 4.95%, 02/24/2032	2,577,000	2,626,999
Kraft Heinz Foods Co. (The), 5.20%, 03/15/2032	2,573,000	2,615,633
Mondelez International, Inc.
3.00%, 03/17/2032	3,865,000	3,513,097
1.88%, 10/15/2032(b)	3,224,000	2,753,945
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	4,584,000	4,170,704
		19,212,092
	Principal Amount	Value
Gas Utilities-0.38%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	$2,574,000	$ 2,523,330
Southwest Gas Corp., 4.05%, 03/15/2032	3,093,000	2,962,168
		5,485,498
Ground Transportation-1.21%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	4,125,000	3,949,009
CSX Corp., 4.10%, 11/15/2032(b)	4,896,000	4,752,266
Norfolk Southern Corp., 3.00%, 03/15/2032	3,089,000	2,829,897
Union Pacific Corp., 2.80%, 02/14/2032	6,441,000	5,876,994
		17,408,166
Health Care Equipment & Supplies-1.31%
Baxter International, Inc., 2.54%, 02/01/2032	7,939,000	6,792,175
Becton, Dickinson and Co., 4.30%, 08/22/2032	2,577,000	2,505,325
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	8,990,000	9,491,544
		18,789,044
Health Care Providers & Services-4.55%
Cigna Group (The), 4.88%, 09/15/2032	6,440,000	6,451,782
CVS Health Corp., 5.00%, 09/15/2032	3,870,000	3,893,772
Elevance Health, Inc.
4.10%, 05/15/2032	3,094,000	2,979,255
4.60%, 09/15/2032	3,870,000	3,806,238
5.50%, 10/15/2032	3,347,000	3,447,941
HCA, Inc.
5.50%, 03/01/2032	3,864,000	3,964,861
3.63%, 03/15/2032	10,311,000	9,597,245
4.60%, 11/15/2032	5,150,000	5,029,679
Humana, Inc., 2.15%, 02/03/2032	2,746,000	2,381,643
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	2,574,000	2,540,474
McKesson Corp., 4.95%, 05/30/2032	3,345,000	3,386,423
Sutter Health, Series 2025, 5.21%, 08/15/2032	2,576,000	2,637,414
UnitedHealth Group, Inc.
4.95%, 01/15/2032	7,731,000	7,803,456
4.20%, 05/15/2032	7,730,000	7,534,096
		65,454,279
Health Care REITs-0.80%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	4,635,000	3,903,065
Ventas Realty L.P., 5.10%, 07/15/2032	2,574,000	2,597,953
Welltower OP LLC
2.75%, 01/15/2032	2,575,000	2,327,717
3.85%, 06/15/2032	2,833,000	2,699,218
		11,527,953
Hotel & Resort REITs-0.18%
Host Hotels & Resorts L.P., 5.70%, 06/15/2032	2,578,000	2,645,093
Hotels, Restaurants & Leisure-1.30%
Hyatt Hotels Corp., 5.75%, 03/30/2032	2,574,000	2,661,604

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc.
5.10%, 04/15/2032	$2,573,000	$2,617,241
Series GG, 3.50%, 10/15/2032	5,157,000	4,759,802
McDonald’s Corp., 4.60%, 09/09/2032(b)	3,864,000	3,883,440
Starbucks Corp., 3.00%, 02/14/2032	5,158,000	4,726,107
		18,648,194
Household Durables-0.19%
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	3,093,000	2,753,108
Household Products-1.11%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	2,574,000	2,702,347
Clorox Co. (The), 4.60%, 05/01/2032	3,094,000	3,049,621
Colgate-Palmolive Co., 3.25%, 08/15/2032	2,577,000	2,421,359
Procter & Gamble Co. (The)
2.30%, 02/01/2032(b)	4,377,000	3,962,170
4.10%, 11/03/2032	3,870,000	3,798,109
		15,933,606
Independent Power and Renewable Electricity Producers-0.28%
AES Corp. (The), 5.80%, 03/15/2032	3,960,000	4,025,416
Industrial Conglomerates-0.41%
Eaton Corp., 4.00%, 11/02/2032	3,604,000	3,489,723
GE Capital Funding LLC, 4.55%, 05/15/2032	2,462,000	2,441,568
		5,931,291
Insurance-2.20%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	2,575,000	2,594,940
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	2,573,000	2,576,689
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	5,156,000	4,781,807
Brown & Brown, Inc.
4.20%, 03/17/2032	3,097,000	2,946,078
5.25%, 06/23/2032	2,577,000	2,588,114
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	3,820,000	3,943,863
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	3,865,000	3,675,122
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	2,576,000	2,708,164
MetLife, Inc., 6.50%, 12/15/2032	3,093,000	3,394,111
Progressive Corp. (The), 3.00%, 03/15/2032	2,574,000	2,356,517
		31,565,405
Interactive Media & Services-2.87%
Alphabet, Inc., 4.38%, 11/15/2032, (Acquired 11/26/2025 - 05/22/2026; Cost $6,489,597)(c)	6,445,000	6,360,297
Meta Platforms, Inc.
3.85%, 08/15/2032	15,354,000	14,573,506
4.60%, 11/15/2032	20,610,000	20,360,918
		41,294,721
	Principal Amount	Value
IT Services-1.14%
International Business Machines Corp.
2.72%, 02/09/2032	$2,573,000	$2,311,349
5.00%, 02/10/2032	4,376,000	4,427,987
4.40%, 07/27/2032	3,866,000	3,785,774
5.88%, 11/29/2032	3,094,000	3,282,004
VeriSign, Inc., 5.25%, 06/01/2032(b)	2,574,000	2,610,772
		16,417,886
Life Sciences Tools & Services-0.75%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	4,124,000	3,847,588
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	3,870,000	3,811,570
4.95%, 11/21/2032	3,097,000	3,135,896
		10,795,054
Machinery-0.71%
Flowserve Corp., 2.80%, 01/15/2032	2,574,000	2,290,036
John Deere Capital Corp.
3.90%, 06/07/2032	2,574,000	2,490,060
4.35%, 09/15/2032	3,093,000	3,056,549
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	2,572,000	2,321,732
		10,158,377
Media-1.22%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032(b)	5,157,000	4,395,094
Comcast Corp.
4.95%, 05/15/2032	3,353,000	3,372,272
5.50%, 11/15/2032	5,156,000	5,352,931
Paramount Global, 4.20%, 05/19/2032	5,154,000	4,464,520
		17,584,817
Metals & Mining-0.83%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	5,157,000	5,689,804
Newmont Corp., 2.60%, 07/15/2032	3,946,000	3,560,818
Nucor Corp., 3.13%, 04/01/2032	2,834,000	2,619,842
		11,870,464
Multi-Utilities-0.65%
Ameren Illinois Co., 3.85%, 09/01/2032	2,574,000	2,456,131
Dominion Energy, Inc., 5.38%, 11/15/2032	4,376,000	4,490,881
DTE Electric Co., Series A, 3.00%, 03/01/2032	2,573,000	2,372,341
		9,319,353
Office REITs-0.27%
Boston Properties L.P., 2.55%, 04/01/2032	4,376,000	3,816,810
Oil, Gas & Consumable Fuels-6.56%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,573,000	2,390,605
BP Capital Markets America, Inc., 2.72%, 01/12/2032	10,304,000	9,320,669
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	2,577,000	2,304,493

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	$6,163,000	$ 5,659,773
Chevron USA, Inc.
4.82%, 04/15/2032	3,354,000	3,407,225
4.50%, 10/15/2032	6,440,000	6,450,897
ConocoPhillips, 5.90%, 10/15/2032	2,603,000	2,789,213
ConocoPhillips Co., 4.85%, 01/15/2032	3,354,000	3,392,035
EOG Resources, Inc., 5.00%, 07/15/2032	6,444,000	6,523,121
Expand Energy Corp., 4.75%, 02/01/2032	5,929,000	5,820,830
HF Sinclair Corp., 5.50%, 09/01/2032	2,580,000	2,606,138
Kinder Morgan, Inc., 7.75%, 01/15/2032	5,177,000	5,926,150
MPLX L.P., 4.95%, 09/01/2032(b)	5,154,000	5,139,441
Occidental Petroleum Corp., 5.38%, 01/01/2032(b)	4,842,000	4,976,946
ONEOK, Inc.
4.95%, 10/15/2032	3,863,000	3,851,102
6.10%, 11/15/2032	3,867,000	4,084,113
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	2,573,000	2,613,048
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	2,574,000	2,856,406
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	5,156,000	4,918,093
Valero Energy Corp., 7.50%, 04/15/2032	3,751,000	4,269,522
Williams Cos., Inc. (The), 4.65%, 08/15/2032	5,156,000	5,101,038
		94,400,858
Personal Care Products-0.66%
Kenvue, Inc., 4.85%, 05/22/2032	3,864,000	3,902,089
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	5,156,000	5,537,683
		9,439,772
Pharmaceuticals-4.61%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	9,023,000	8,268,838
Eli Lilly and Co.
4.90%, 02/12/2032	5,158,000	5,246,492
4.55%, 10/15/2032	5,150,000	5,137,400
Haleon US Capital LLC, 3.63%, 03/24/2032	10,297,000	9,677,163
Johnson & Johnson, 4.85%, 03/01/2032(b)	6,441,000	6,616,660
Merck & Co., Inc.
4.55%, 09/15/2032	5,150,000	5,134,936
4.45%, 12/04/2032	5,150,000	5,081,202
Novartis Capital Corp., 4.30%, 11/05/2032	4,770,000	4,679,585
Pfizer, Inc., 4.50%, 11/15/2032	6,439,000	6,364,016
Sanofi, 4.20%, 11/03/2032	6,180,000	6,077,481
Zoetis, Inc., 5.60%, 11/16/2032	3,864,000	4,026,264
		66,310,037
	Principal Amount	Value
Professional Services-0.90%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	$5,149,000	$ 5,171,369
Paychex, Inc., 5.35%, 04/15/2032	7,730,000	7,833,182
		13,004,551
Residential REITs-1.22%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	3,094,000	2,883,517
AvalonBay Communities, Inc., 2.05%, 01/15/2032	3,605,000	3,158,506
ERP Operating L.P., 4.95%, 06/15/2032	2,576,000	2,598,252
Essex Portfolio L.P., 2.65%, 03/15/2032	3,354,000	2,977,528
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	3,094,000	2,945,015
Sun Communities Operating L.P., 4.20%, 04/15/2032	3,094,000	2,969,565
		17,532,383
Retail REITs-1.15%
Kimco Realty OP LLC, 3.20%, 04/01/2032	3,097,000	2,861,417
Realty Income Corp.
5.63%, 10/13/2032	3,865,000	4,029,247
2.85%, 12/15/2032	3,603,000	3,198,423
Simon Property Group L.P.
2.25%, 01/15/2032	3,605,000	3,158,350
2.65%, 02/01/2032	3,604,000	3,221,337
		16,468,774
Semiconductors & Semiconductor Equipment-4.13%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	2,576,000	2,504,356
Broadcom, Inc.
4.55%, 02/15/2032	4,506,000	4,463,251
5.20%, 04/15/2032	5,674,000	5,794,922
4.90%, 07/15/2032	9,022,000	9,077,041
4.30%, 11/15/2032	10,303,000	10,006,330
Intel Corp.
4.15%, 08/05/2032	6,438,000	6,189,573
4.00%, 12/15/2032	3,866,000	3,657,065
KLA Corp., 4.65%, 07/15/2032	5,157,000	5,178,004
Micron Technology, Inc., 2.70%, 04/15/2032	5,153,000	4,625,922
QUALCOMM, Inc.
1.65%, 05/20/2032	6,364,000	5,407,076
4.25%, 05/20/2032	2,573,000	2,535,182
		59,438,722
Software-3.45%
Oracle Corp.
5.25%, 02/03/2032	6,447,000	6,401,080
4.80%, 09/26/2032	15,457,000	14,858,171
6.25%, 11/09/2032	11,594,000	12,059,236
Roper Technologies, Inc., 4.75%, 02/15/2032	2,578,000	2,547,337
Synopsys, Inc., 5.00%, 04/01/2032	7,735,000	7,785,005
Workday, Inc., 3.80%, 04/01/2032	6,443,000	6,020,669
		49,671,498

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Specialized REITs-1.80%
American Tower Corp.
4.05%, 03/15/2032	$3,348,000	$3,219,963
4.70%, 12/15/2032	4,382,000	4,325,926
Equinix, Inc., 3.90%, 04/15/2032	6,187,000	5,870,663
Extra Space Storage L.P., 2.35%, 03/15/2032	3,097,000	2,691,790
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	4,120,000	3,711,368
Prologis L.P., 2.25%, 01/15/2032	2,504,000	2,205,973
Weyerhaeuser Co., 7.38%, 03/15/2032	3,384,000	3,788,612
		25,814,295
Specialty Retail-3.87%
AutoNation, Inc., 3.85%, 03/01/2032	3,605,000	3,370,500
AutoZone, Inc., 4.75%, 08/01/2032	3,865,000	3,833,045
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	5,150,000	5,261,283
4.75%, 10/06/2032	6,446,000	6,403,827
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	3,868,000	3,538,152
Home Depot, Inc. (The)
3.25%, 04/15/2032	6,447,000	6,013,714
4.50%, 09/15/2032	6,438,000	6,415,999
Leidos, Inc., 5.40%, 03/15/2032	2,574,000	2,626,686
Lowe`s Cos., Inc., 4.50%, 10/15/2032	6,700,000	6,570,262
Lowe’s Cos., Inc., 3.75%, 04/01/2032	7,732,000	7,331,885
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	4,385,000	4,356,473
		55,721,826
Technology Hardware, Storage & Peripherals-1.34%
Apple, Inc.
4.50%, 05/12/2032(b)	5,156,000	5,229,940
3.35%, 08/08/2032	7,735,000	7,356,101
HP, Inc., 4.20%, 04/15/2032(b)	3,487,000	3,346,827
NetApp, Inc., 5.50%, 03/17/2032	3,224,000	3,301,688
		19,234,556
Textiles, Apparel & Luxury Goods-0.34%
Ralph Lauren Corp., 5.00%, 06/15/2032(b)	2,574,000	2,608,897
Tapestry, Inc., 3.05%, 03/15/2032	2,574,000	2,330,065
		4,938,962
Tobacco-2.35%
Altria Group, Inc., 2.45%, 02/04/2032	9,022,000	7,949,825
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	4,635,000	4,633,394
5.35%, 08/15/2032	5,157,000	5,306,682
7.75%, 10/19/2032	3,093,000	3,545,693
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.25%, 10/29/2032	$4,384,000	$4,258,088
5.75%, 11/17/2032	7,729,000	8,118,852
		33,812,534
Trading Companies & Distributors-0.24%
Air Lease Corp., 2.88%, 01/15/2032	3,865,000	3,459,122
Water Utilities-0.28%
American Water Capital Corp., 4.45%, 06/01/2032	4,125,000	4,055,989
Wireless Telecommunication Services-2.28%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	10,048,000	9,395,600
Sprint Capital Corp., 8.75%, 03/15/2032	10,296,000	12,219,466
T-Mobile USA, Inc.
2.70%, 03/15/2032	5,151,000	4,593,049
5.13%, 05/15/2032	6,438,000	6,531,765
		32,739,880
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,412,099,169)		1,421,747,933
	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $2,586,985)	2,586,985	2,586,985
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $1,414,686,154)		1,424,334,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 3.58%(d)(e)(f)	13,757,177	13,757,177
Invesco Private Prime Fund, 3.75%(d)(e)(f)	35,721,129	35,728,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,484,050)		49,485,450
TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $1,464,170,204)		1,473,820,368
OTHER ASSETS LESS LIABILITIES-(2.48)%		(35,656,549)
NET ASSETS-100.00%		$1,438,163,819

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented 0.44% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,420	$60,573,484	$(58,502,919)	$-	$-	$2,586,985	$80,125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,856,492	84,778,913	(77,878,228)	-	-	13,757,177	365,956*
Invesco Private Prime Fund	17,873,525	197,946,779	(180,084,667)	1,030	(8,394)	35,728,273	988,696*
Total	$25,246,437	$343,299,176	$(316,465,814)	$1,030	$(8,394)	$52,072,435	$1,434,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.57%
Aerospace & Defense-1.95%
HEICO Corp., 5.35%, 08/01/2033	$2,278,000	$ 2,322,572
L3Harris Technologies, Inc., 5.40%, 07/31/2033	5,484,000	5,631,760
Lockheed Martin Corp., 5.25%, 01/15/2033	3,659,000	3,800,611
Northrop Grumman Corp., 4.70%, 03/15/2033	3,662,000	3,646,353
RTX Corp., 5.15%, 02/27/2033	4,571,000	4,663,951
		20,065,247
Air Freight & Logistics-0.32%
United Parcel Service, Inc., 4.88%, 03/03/2033	3,294,000	3,345,422
Automobile Components-0.19%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	1,895,000	1,952,943
Automobiles-1.51%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033	3,650,000	3,643,156
7.12%, 11/07/2033	4,545,000	4,874,953
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,895,000	1,942,771
Toyota Motor Credit Corp.
4.70%, 01/12/2033	1,895,000	1,895,348
Series B, 4.60%, 03/11/2033	3,290,000	3,242,290
		15,598,518
Banks-4.88%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	7,387,000	8,029,560
6.94%, 11/07/2033	5,489,000	6,160,486
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	4,024,000	4,308,241
Citigroup, Inc., 6.00%, 10/31/2033(b)	2,484,000	2,596,954
KeyBank N.A., 5.00%, 01/26/2033	3,789,000	3,757,465
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	6,224,000	6,287,663
5.00%, 05/02/2033(b)	3,294,000	3,329,945
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	6,403,000	6,694,428
5.78%, 07/13/2033	2,470,000	2,583,451
5.81%, 09/14/2033	3,414,000	3,580,997
Toronto-Dominion Bank (The) (Canada), 4.87%, 04/22/2033	3,000,000	2,980,816
		50,310,006
Beverages-1.49%
Brown-Forman Corp., 4.75%, 04/15/2033(b)	2,462,000	2,429,873
Constellation Brands, Inc., 4.90%, 05/01/2033	2,747,000	2,724,448
	Principal Amount	Value
Beverages-(continued)
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	$2,845,000	$2,946,583
5.63%, 10/05/2033	3,415,000	3,564,596
PepsiCo, Inc., 4.45%, 02/15/2033	3,650,000	3,654,452
		15,319,952
Biotechnology-2.60%
AbbVie, Inc., 4.40%, 03/15/2033	4,570,000	4,486,114
Amgen, Inc.
4.20%, 03/01/2033	2,747,000	2,654,068
5.25%, 03/02/2033	15,548,000	15,886,114
Gilead Sciences, Inc., 5.25%, 10/15/2033	3,664,000	3,780,935
		26,807,231
Broadline Retail-1.93%
Amazon.com, Inc.
4.55%, 03/13/2033	14,640,000	14,488,998
4.35%, 03/20/2033	5,484,000	5,376,315
		19,865,313
Building Products-0.23%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	2,279,000	2,366,873
Capital Markets-1.91%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	2,747,000	2,796,151
BlackRock, Inc., 4.75%, 05/25/2033	4,571,000	4,612,176
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	3,781,000	4,066,979
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	2,848,000	3,022,662
6.09%, 07/12/2033	2,279,000	2,413,457
S&P Global, Inc., 5.25%, 09/15/2033	2,731,000	2,808,525
		19,719,950
Chemicals-1.22%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	2,279,000	2,297,026
Dow Chemical Co. (The), 6.30%, 03/15/2033	2,149,000	2,271,889
Eastman Chemical Co., 5.75%, 03/08/2033(b)	1,895,000	1,967,500
EIDP, Inc., 4.80%, 05/15/2033(b)	2,279,000	2,251,366
LYB International Finance III LLC, 5.63%, 05/15/2033	1,895,000	1,921,379
Mosaic Co. (The), 5.45%, 11/15/2033(b)	1,895,000	1,923,251
		12,632,411
Commercial Services & Supplies-1.17%
Republic Services, Inc.
2.38%, 03/15/2033	2,654,000	2,304,998
5.00%, 12/15/2033	2,462,000	2,499,579
Veralto Corp., 5.45%, 09/18/2033	2,654,000	2,721,425
Waste Connections, Inc., 4.20%, 01/15/2033	2,747,000	2,650,112
Waste Management, Inc., 4.63%, 02/15/2033	1,896,000	1,891,701
		12,067,815

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.84%
Ally Financial, Inc., 6.70%, 02/14/2033(b)	$1,825,000	$ 1,885,357
General Motors Financial Co., Inc., 6.40%, 01/09/2033	3,661,000	3,909,468
Synchrony Financial, 7.25%, 02/02/2033	2,741,000	2,843,145
		8,637,970
Consumer Staples Distribution & Retail-1.45%
Dollar General Corp., 5.45%, 07/05/2033(b)	3,659,000	3,723,952
Target Corp., 4.40%, 01/15/2033(b)	1,895,000	1,884,464
Walmart, Inc.
4.10%, 04/15/2033	5,484,000	5,368,159
4.45%, 04/30/2033	4,000,000	3,979,007
		14,955,582
Containers & Packaging-0.38%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,895,000	1,957,946
WRKCo, Inc., 3.00%, 06/15/2033	2,189,000	1,932,959
		3,890,905
Distributors-0.22%
LKQ Corp., 6.25%, 06/15/2033	2,189,000	2,266,245
Diversified REITs-0.28%
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/2033	2,930,000	2,870,312
Diversified Telecommunication Services-3.88%
AT&T, Inc.
4.75%, 04/30/2033	6,740,000	6,660,261
2.55%, 12/01/2033	13,696,000	11,608,815
Bell Canada (Canada), 5.10%, 05/11/2033	3,112,000	3,132,691
Verizon Communications, Inc.
4.75%, 01/15/2033	7,323,000	7,256,466
5.05%, 05/09/2033	3,655,000	3,701,566
4.50%, 08/10/2033	7,819,000	7,608,284
		39,968,083
Electric Utilities-7.75%
American Electric Power Co., Inc., 5.63%, 03/01/2033	3,112,000	3,232,675
Arizona Public Service Co., 5.55%, 08/01/2033	1,895,000	1,953,622
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	2,279,000	2,298,838
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,895,000	1,940,016
Constellation Energy Generation LLC, 5.80%, 03/01/2033	2,180,000	2,285,957
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	4,571,000	4,642,968
Duke Energy Corp., 5.75%, 09/15/2033(b)	2,272,000	2,380,259
Duke Energy Florida LLC, 5.88%, 11/15/2033	2,279,000	2,417,119
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,895,000	1,943,200
Entergy Louisiana LLC, 4.00%, 03/15/2033	2,747,000	2,611,586
Eversource Energy, 5.13%, 05/15/2033	2,929,000	2,936,007
	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 5.30%, 03/15/2033	$3,112,000	$ 3,190,636
Florida Power & Light Co.
5.10%, 04/01/2033	2,747,000	2,796,272
4.80%, 05/15/2033	2,747,000	2,753,608
Georgia Power Co., 4.95%, 05/17/2033(b)	3,659,000	3,689,320
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	2,462,000	2,602,441
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	3,659,000	3,694,395
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,929,000	3,070,046
Pacific Gas and Electric Co.
6.15%, 01/15/2033	2,747,000	2,886,026
6.40%, 06/15/2033	4,206,000	4,477,290
PacifiCorp, 5.45%, 04/15/2033	2,930,000	2,985,192
PECO Energy Co., 4.90%, 06/15/2033	2,178,000	2,198,687
PPL Electric Utilities Corp., 5.00%, 05/15/2033	2,276,000	2,299,765
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,895,000	1,881,263
5.20%, 08/01/2033	1,895,000	1,943,443
Southern California Edison Co., 4.80%, 03/15/2033	2,280,000	2,235,981
Southern Co. (The), 5.20%, 06/15/2033	2,747,000	2,783,168
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,747,000	2,778,016
Xcel Energy, Inc., 5.45%, 08/15/2033	2,930,000	2,992,341
		79,900,137
Electrical Equipment-0.47%
Regal Rexnord Corp., 6.40%, 04/15/2033	4,559,000	4,832,876
Electronic Equipment, Instruments & Components-0.91%
Amphenol Corp., 4.40%, 02/15/2033	4,576,000	4,466,303
Jabil, Inc., 4.75%, 02/01/2033	1,900,000	1,858,321
Trimble, Inc., 6.10%, 03/15/2033	2,929,000	3,081,318
		9,405,942
Energy Equipment & Services-0.36%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.65%, 06/15/2033	2,740,000	2,691,353
Schlumberger Investment S.A., 4.80%, 05/07/2033	1,000,000	998,767
		3,690,120
Financial Services-3.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.75%, 01/15/2033	3,070,000	3,009,556
3.40%, 10/29/2033	5,484,000	4,884,049
Apollo Global Management, Inc., 6.38%, 11/15/2033	1,900,000	2,039,845
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	2,087,000	2,206,614
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,895,000	1,939,190
Fiserv, Inc.
5.60%, 03/02/2033	3,294,000	3,343,225
5.63%, 08/21/2033	4,754,000	4,822,588

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Global Payments Inc., 5.40%, 03/15/2033	$1,900,000	$ 1,875,323
Mastercard, Inc., 4.85%, 03/09/2033	2,747,000	2,783,244
Visa, Inc., 4.40%, 02/12/2033	2,560,000	2,527,623
Vornado Realty L.P., 5.75%, 02/01/2033	1,900,000	1,894,596
		31,325,853
Food Products-2.15%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,895,000	1,878,964
Bunge Ltd. Finance Corp., 4.80%, 03/19/2033	1,900,000	1,892,249
General Mills, Inc., 4.95%, 03/29/2033	3,659,000	3,644,089
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,659,000	3,902,959
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, 04/01/2033	6,083,000	6,258,768
McCormick & Co., Inc., 4.95%, 04/15/2033	1,895,000	1,890,578
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	2,555,000	2,670,953
		22,138,560
Gas Utilities-0.47%
Atmos Energy Corp., 5.90%, 11/15/2033	2,746,000	2,930,577
Southern California Gas Co., 5.20%, 06/01/2033	1,895,000	1,933,041
		4,863,618
Ground Transportation-0.96%
CSX Corp., 5.20%, 11/15/2033	2,279,000	2,334,454
Norfolk Southern Corp., 4.45%, 03/01/2033	1,899,000	1,871,639
Ryder System, Inc., 6.60%, 12/01/2033	2,189,000	2,399,305
Union Pacific Corp., 4.50%, 01/20/2033	3,289,000	3,282,262
		9,887,660
Health Care Equipment & Supplies-1.56%
Abbott Laboratories, 4.30%, 03/15/2033	10,060,000	9,789,098
Augusta SpinCo Corp., 4.95%, 03/23/2033	2,740,000	2,732,408
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	3,660,000	3,606,470
		16,127,976
Health Care Providers & Services-5.00%
Cencora, Inc., 4.60%, 02/13/2033	1,900,000	1,865,319
Cigna Group (The), 5.40%, 03/15/2033	2,929,000	3,010,149
CVS Health Corp.
5.25%, 02/21/2033	6,400,000	6,507,967
5.30%, 06/01/2033	4,579,000	4,648,308
Elevance Health, Inc., 4.75%, 02/15/2033	3,659,000	3,614,209
HCA, Inc.
5.00%, 05/15/2033	2,000,000	1,980,483
5.50%, 06/01/2033	4,573,000	4,672,319
Humana, Inc., 5.88%, 03/01/2033	2,743,000	2,828,096
McKesson Corp., 5.10%, 07/15/2033(b)	2,279,000	2,318,935
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	2,215,000	2,263,072
	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 6.40%, 11/30/2033	$2,747,000	$ 2,987,275
UnitedHealth Group, Inc.
5.35%, 02/15/2033	7,319,000	7,534,810
4.50%, 04/15/2033	5,493,000	5,373,287
UPMC, 5.04%, 05/15/2033	1,900,000	1,915,106
		51,519,335
Health Care REITs-0.70%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	3,659,000	2,976,752
Healthpeak OP LLC, 4.75%, 01/15/2033	1,895,000	1,860,077
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,654,000	2,357,379
		7,194,208
Hotels, Restaurants & Leisure-1.56%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,895,000	2,028,757
Las Vegas Sands Corp., 5.65%, 05/18/2033	1,000,000	1,006,974
Marriott International, Inc.
4.50%, 05/01/2033	2,280,000	2,212,828
Series II, 2.75%, 10/15/2033(b)	2,654,000	2,310,629
McDonald’s Corp., 4.95%, 08/14/2033	2,279,000	2,314,270
Royal Caribbean Cruises Ltd., 4.75%, 05/15/2033	4,570,000	4,451,843
Starbucks Corp., 4.80%, 02/15/2033	1,775,000	1,779,319
		16,104,620
Household Products-0.48%
Colgate-Palmolive Co., 4.60%, 03/01/2033	1,895,000	1,911,933
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	3,111,000	3,063,849
		4,975,782
Industrial Conglomerates-0.98%
Eaton Corp.
4.50%, 03/06/2033	3,790,000	3,727,186
4.15%, 03/15/2033	4,756,000	4,620,759
Honeywell International, Inc., 5.00%, 02/15/2033	1,740,000	1,771,452
		10,119,397
Insurance-2.35%
Allstate Corp. (The), 5.25%, 03/30/2033	2,747,000	2,802,134
American International Group, Inc., 5.13%, 03/27/2033	2,747,000	2,778,891
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,747,000	2,808,372
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	2,745,000	2,884,498
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	2,279,000	2,351,648
MetLife, Inc., 5.38%, 07/15/2033(b)	3,659,000	3,787,822
Progressive Corp. (The), 4.95%, 06/15/2033	1,895,000	1,916,893

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Travelers Property Casualty Corp., 6.38%, 03/15/2033	$1,895,000	$ 2,098,418
Willis North America, Inc., 5.35%, 05/15/2033(b)	2,747,000	2,785,699
		24,214,375
Interactive Media & Services-2.25%
Alphabet, Inc., 4.40%, 02/15/2033, (Acquired 02/26/2026 - 05/22/2026; Cost $10,931,295)(c)	10,974,000	10,799,902
Meta Platforms, Inc.
4.88%, 05/15/2033	6,000,000	5,984,518
4.95%, 05/15/2033	6,406,000	6,442,818
		23,227,238
IT Services-0.45%
International Business Machines Corp.
4.60%, 02/03/2033	1,880,000	1,850,310
4.75%, 02/06/2033(b)	2,747,000	2,747,842
		4,598,152
Life Sciences Tools & Services-0.62%
Thermo Fisher Scientific, Inc.
4.55%, 06/15/2033	2,740,000	2,701,595
5.09%, 08/10/2033	3,659,000	3,718,404
		6,419,999
Machinery-1.38%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	3,659,000	3,805,599
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	3,657,000	3,755,051
Nordson Corp., 5.80%, 09/15/2033	1,895,000	1,975,669
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,895,000	1,949,412
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	2,654,000	2,726,702
		14,212,433
Media-3.03%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	3,661,000	3,386,470
Comcast Corp.
4.25%, 01/15/2033	6,224,000	5,998,763
4.65%, 02/15/2033(b)	3,659,000	3,618,445
7.05%, 03/15/2033	2,747,000	3,080,629
4.80%, 05/15/2033	3,659,000	3,638,332
Fox Corp., 6.50%, 10/13/2033	4,570,000	4,920,042
Omnicom Group, Inc., 5.00%, 06/02/2033	2,560,000	2,522,232
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	3,652,000	4,105,795
		31,270,708
Metals & Mining-0.28%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	2,747,000	2,942,394
Multi-Utilities-1.42%
Ameren Illinois Co., 4.95%, 06/01/2033(b)	1,895,000	1,909,078
Consumers Energy Co., 4.63%, 05/15/2033	2,653,000	2,627,315
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	$1,931,000	$ 1,960,665
DTE Electric Co., 5.20%, 04/01/2033	2,279,000	2,342,795
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	2,929,000	3,059,991
Sempra, 5.50%, 08/01/2033	2,653,000	2,738,513
		14,638,357
Office REITs-0.43%
Boston Properties L.P., 2.45%, 10/01/2033	3,115,000	2,573,348
Cousins Properties L.P., 4.88%, 03/01/2033	1,901,000	1,851,995
		4,425,343
Oil, Gas & Consumable Fuels-10.47%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	8,235,000	8,230,950
4.89%, 09/11/2033	5,488,000	5,491,935
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	5,119,000	5,371,711
ConocoPhillips Co., 5.05%, 09/15/2033	3,657,000	3,720,158
Diamondback Energy, Inc., 6.25%, 03/15/2033	4,029,000	4,327,361
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	8,418,000	8,755,052
2.50%, 08/01/2033	3,656,000	3,126,269
Energy Transfer L.P.
5.75%, 02/15/2033	5,487,000	5,714,606
6.55%, 12/01/2033	5,484,000	5,963,614
Enterprise Products Operating LLC
5.35%, 01/31/2033	3,664,000	3,777,232
Series D, 6.88%, 03/01/2033	1,900,000	2,128,439
Hess Corp., 7.13%, 03/15/2033	2,045,000	2,320,588
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,895,000	2,153,146
Kinder Morgan, Inc.
4.80%, 02/01/2033	2,747,000	2,730,428
5.20%, 06/01/2033	5,486,000	5,583,873
MPLX L.P.
5.00%, 01/15/2033	2,746,000	2,736,419
5.00%, 03/01/2033	4,024,000	4,020,861
ONEOK, Inc., 6.05%, 09/01/2033	5,484,000	5,774,585
Ovintiv, Inc., 6.25%, 07/15/2033	2,276,000	2,414,629
Phillips 66 Co., 5.30%, 06/30/2033	3,294,000	3,352,659
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,895,000	1,974,326
Targa Resources Corp.
4.20%, 02/01/2033	2,747,000	2,614,356
6.13%, 03/15/2033	3,294,000	3,486,350
TotalEnergies Capital USA LLC (France), 4.57%, 01/13/2033	4,570,000	4,514,621
Western Midstream Operating L.P., 6.15%, 04/01/2033	2,743,000	2,885,270
Williams Cos., Inc. (The), 5.65%, 03/15/2033	4,577,000	4,733,259
		107,902,697

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.99%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	$2,654,000	$ 2,620,761
Kenvue, Inc., 4.90%, 03/22/2033	4,571,000	4,603,392
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	2,929,000	2,994,246
		10,218,399
Pharmaceuticals-3.33%
AstraZeneca Finance LLC (United Kingdom)
4.30%, 03/02/2033	2,280,000	2,223,736
4.88%, 03/03/2033	1,895,000	1,928,051
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,742,000	2,930,239
Eli Lilly and Co.
4.70%, 02/27/2033	3,659,000	3,682,891
4.65%, 05/20/2033	3,000,000	2,995,716
Johnson & Johnson
4.95%, 05/15/2033(b)	1,895,000	1,965,911
4.38%, 12/05/2033	3,112,000	3,111,274
Merck & Co., Inc.
4.50%, 05/17/2033	5,484,000	5,445,330
6.50%, 12/01/2033	2,468,000	2,735,964
Novartis Capital Corp., 4.60%, 03/18/2033	7,320,000	7,271,907
		34,291,019
Professional Services-0.56%
Concentrix Corp., 6.85%, 08/02/2033(b)	1,967,000	1,799,919
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,895,000	1,961,769
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,895,000	1,972,136
		5,733,824
Real Estate Management & Development-0.26%
CBRE Services, Inc., 4.90%, 01/15/2033	2,742,000	2,705,896
Residential REITs-0.44%
Invitation Homes Operating Partnership L.P., 4.95%, 01/15/2033	2,279,000	2,249,391
Mid-America Apartments, L.P., 4.65%, 01/15/2033	2,279,000	2,249,578
		4,498,969
Retail REITs-1.17%
Kimco Realty OP LLC, 4.60%, 02/01/2033	2,462,000	2,430,407
NNN REIT, Inc., 5.60%, 10/15/2033	1,895,000	1,952,734
Realty Income Corp.
4.75%, 04/15/2033	2,930,000	2,894,497
4.90%, 07/15/2033	2,274,000	2,267,493
Simon Property Group L.P., 5.50%, 03/08/2033	2,462,000	2,552,006
		12,097,137
Semiconductors & Semiconductor Equipment-3.61%
Broadcom, Inc.
4.60%, 01/15/2033	4,571,000	4,505,460
2.60%, 02/15/2033	6,391,000	5,572,338
3.42%, 04/15/2033	8,222,000	7,515,689
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
5.20%, 02/10/2033	$8,231,000	$8,351,794
5.00%, 08/15/2033	3,000,000	2,991,322
Marvell Technology, Inc., 5.95%, 09/15/2033	1,895,000	2,000,551
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	2,654,000	2,770,611
Texas Instruments, Inc., 4.90%, 03/14/2033	3,479,000	3,546,147
		37,253,912
Software-3.14%
Intuit, Inc., 5.20%, 09/15/2033(b)	4,571,000	4,623,612
Oracle Corp.
4.90%, 02/06/2033	5,484,000	5,273,708
5.35%, 05/04/2033	10,980,000	10,811,039
Salesforce, Inc., 5.20%, 03/15/2033	10,060,000	10,123,463
ServiceNow, Inc., 5.05%, 05/15/2033	1,500,000	1,507,601
		32,339,423
Specialized REITs-2.41%
American Tower Corp.
5.65%, 03/15/2033	2,929,000	3,038,558
5.55%, 07/15/2033	3,112,000	3,207,970
5.90%, 11/15/2033	2,747,000	2,884,933
Crown Castle, Inc., 5.10%, 05/01/2033	2,747,000	2,735,750
Extra Space Storage L.P., 4.95%, 01/15/2033	2,929,000	2,905,948
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 02/15/2033	2,279,000	2,241,157
Prologis L.P.
4.63%, 01/15/2033	2,462,000	2,443,073
4.75%, 06/15/2033	2,744,000	2,722,686
Public Storage Operating Co., 5.10%, 08/01/2033	2,654,000	2,704,282
		24,884,357
Specialty Retail-2.36%
AutoZone, Inc.
4.75%, 02/01/2033	2,088,000	2,064,676
6.55%, 11/01/2033	1,895,000	2,059,159
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	2,363,000	2,419,095
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	3,659,000	3,836,429
Leidos, Inc., 5.75%, 03/15/2033	2,746,000	2,847,638
Lowe’s Cos., Inc.
5.00%, 04/15/2033	4,574,000	4,608,904
5.15%, 07/01/2033	3,657,000	3,700,354
Tractor Supply Co., 5.25%, 05/15/2033	2,743,000	2,761,091
		24,297,346
Technology Hardware, Storage & Peripherals-0.98%
Apple, Inc., 4.30%, 05/10/2033	3,659,000	3,663,170
Hewlett Packard Enterprise Co., 5.25%, 04/01/2033	2,280,000	2,299,678
HP, Inc., 5.50%, 01/15/2033(b)	4,024,000	4,125,745
		10,088,593
Tobacco-2.14%
Altria Group, Inc., 6.88%, 11/01/2033	1,895,000	2,109,230

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Tobacco-(continued)
B.A.T. Capital Corp. (United Kingdom)
4.63%, 03/22/2033	$2,747,000	$2,698,809
6.42%, 08/02/2033	4,571,000	4,957,572
Philip Morris International, Inc.
5.38%, 02/15/2033	8,238,000	8,484,628
5.63%, 09/07/2033	3,662,000	3,826,175
		22,076,414
Wireless Telecommunication Services-1.66%
T-Mobile USA, Inc.
4.63%, 01/15/2033	2,929,000	2,882,868
5.20%, 01/15/2033	4,571,000	4,655,066
5.05%, 07/15/2033	9,518,000	9,583,064
		17,120,998
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,009,263,805)		1,016,184,845
	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $1,396,798)	1,396,798	1,396,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $1,010,660,603)		1,017,581,643
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.52%
Invesco Private Government Fund, 3.58%(d)(e)(f)	7,220,161	$ 7,220,161
Invesco Private Prime Fund, 3.75%(d)(e)(f)	18,754,934	18,758,685
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,978,234)		25,978,846
TOTAL INVESTMENTS IN SECURITIES-101.22% (Cost $1,036,638,837)		1,043,560,489
OTHER ASSETS LESS LIABILITIES-(1.22)%		(12,616,605)
NET ASSETS-100.00%		$1,030,943,884

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The value of this security at May 31, 2026 represented 1.05% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$647,772	$46,553,845	$(45,804,819)	$-	$-	$1,396,798	$60,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,554,853	58,580,107	(58,914,799)	-	-	7,220,161	252,751*
Invesco Private Prime Fund	19,625,700	115,203,767	(116,066,434)	(498)	(3,850)	18,758,685	687,555*
Total	$27,828,325	$220,337,719	$(220,786,052)	$(498)	$(3,850)	$27,375,644	$1,000,744

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.54%
Aerospace & Defense-3.01%
Boeing Co. (The)
3.60%, 05/01/2034	$1,715,000	$1,549,151
6.53%, 05/01/2034	5,037,000	5,500,373
L3Harris Technologies, Inc., 5.35%, 06/01/2034	1,512,000	1,543,679
Lockheed Martin Corp.
4.75%, 02/15/2034	1,715,000	1,710,387
4.80%, 08/15/2034	1,211,000	1,208,869
Northrop Grumman Corp., 4.90%, 06/01/2034	1,716,000	1,712,908
RTX Corp., 6.10%, 03/15/2034	3,019,000	3,246,145
		16,471,512
Air Freight & Logistics-0.53%
GXO Logistics, Inc., 6.50%, 05/06/2034	1,006,000	1,054,316
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	1,812,000	1,855,657
		2,909,973
Automobile Components-0.19%
BorgWarner, Inc., 5.40%, 08/15/2034	1,008,000	1,028,110
Automobiles-1.18%
American Honda Finance Corp., 4.90%, 01/10/2034	1,511,000	1,492,147
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	3,327,000	3,378,263
Toyota Motor Credit Corp., 4.80%, 01/05/2034	1,608,000	1,601,479
		6,471,889
Banks-2.57%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	2,515,000	2,662,929
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	1,718,000	1,794,344
Citibank N.A., 5.57%, 04/30/2034	4,032,000	4,202,110
Royal Bank of Canada (Canada), 5.15%, 02/01/2034(b)	2,519,000	2,576,192
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	2,724,000	2,809,833
		14,045,408
Beverages-1.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	2,013,000	2,037,024
Coca-Cola Co. (The)
5.00%, 05/13/2034	2,015,000	2,074,002
4.65%, 08/14/2034(b)	1,512,000	1,516,308
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	1,008,000	1,038,585
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	1,314,000	1,316,315
PepsiCo, Inc., 4.80%, 07/17/2034(b)	1,308,000	1,314,988
		9,297,222
	Principal Amount	Value
Biotechnology-1.19%
AbbVie, Inc., 5.05%, 03/15/2034	$6,046,000	$ 6,137,691
Gilead Sciences, Inc., 4.90%, 05/20/2034	400,000	400,826
		6,538,517
Broadline Retail-0.46%
Amazon.com, Inc., 4.80%, 12/05/2034	2,519,000	2,540,247
Building Products-0.93%
Carrier Global Corp., 5.90%, 03/15/2034	1,756,000	1,853,680
CRH America Finance, Inc., 5.40%, 05/21/2034	1,513,000	1,544,246
Owens Corning, 5.70%, 06/15/2034	1,610,000	1,668,033
		5,065,959
Capital Markets-1.84%
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	1,413,000	1,508,006
Jefferies Financial Group, Inc., 6.20%, 04/14/2034(b)	2,990,000	3,092,714
Moody’s Corp., 5.00%, 08/05/2034	1,008,000	1,013,625
Nasdaq, Inc., 5.55%, 02/15/2034	2,277,000	2,352,258
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	2,017,000	2,093,378
		10,059,981
Chemicals-1.86%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	2,315,000	2,319,953
CF Industries, Inc., 5.15%, 03/15/2034	1,512,000	1,509,186
Dow Chemical Co. (The)
5.15%, 02/15/2034	1,212,000	1,197,447
4.25%, 10/01/2034	940,000	863,824
Eastman Chemical Co., 5.63%, 02/20/2034(b)	1,510,000	1,539,202
LYB International Finance III LLC, 5.50%, 03/01/2034(b)	1,511,000	1,513,083
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	1,212,000	1,235,765
		10,178,460
Commercial Services & Supplies-1.44%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	1,197,000	1,183,729
Republic Services, Inc.
5.00%, 04/01/2034	1,608,000	1,622,721
5.20%, 11/15/2034	1,012,000	1,032,232
Waste Connections, Inc., 5.00%, 03/01/2034	1,514,000	1,520,226
Waste Management, Inc., 4.88%, 02/15/2034	2,519,000	2,543,488
		7,902,396
Communications Equipment-1.27%
Cisco Systems, Inc., 5.05%, 02/26/2034	5,039,000	5,111,394
Motorola Solutions, Inc., 5.40%, 04/15/2034	1,813,000	1,841,681
		6,953,075
Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	1,308,000	1,323,159

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Construction Materials-0.56%
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	$1,491,000	$ 1,500,778
Vulcan Materials Co., 5.35%, 12/01/2034	1,512,000	1,541,781
		3,042,559
Consumer Finance-1.33%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	2,985,000	3,130,068
5.95%, 04/04/2034	2,519,000	2,616,814
5.45%, 09/06/2034	1,512,000	1,522,084
		7,268,966
Consumer Staples Distribution & Retail-1.27%
Kroger Co. (The), 5.00%, 09/15/2034	4,438,000	4,395,469
Sysco Corp., 6.00%, 01/17/2034	1,007,000	1,063,820
Target Corp., 4.50%, 09/15/2034(b)	1,511,000	1,470,666
		6,929,955
Containers & Packaging-0.92%
Berry Global, Inc., 5.65%, 01/15/2034	1,586,000	1,622,250
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	2,012,000	2,047,049
Sonoco Products Co., 5.00%, 09/01/2034(b)	1,414,000	1,392,274
		5,061,573
Diversified REITs-0.68%
American Assets Trust L.P., 6.15%, 10/01/2034	1,062,000	1,071,329
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	1,512,000	1,543,104
VICI Properties L.P., 5.75%, 04/01/2034(b)	1,106,000	1,129,354
		3,743,787
Diversified Telecommunication Services-1.96%
AT&T, Inc., 5.40%, 02/15/2034	5,541,000	5,664,350
Bell Canada (Canada), 5.20%, 02/15/2034	1,414,000	1,420,711
Verizon Communications, Inc., 4.40%, 11/01/2034	3,807,000	3,632,256
		10,717,317
Electric Utilities-8.05%
Arizona Public Service Co., 5.70%, 08/15/2034	1,396,000	1,449,799
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	1,208,000	1,257,509
Constellation Energy Generation LLC, 6.13%, 01/15/2034	1,007,000	1,073,733
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	1,159,000	1,158,537
Duke Energy Corp., 5.45%, 06/15/2034	1,512,000	1,548,264
Duke Energy Progress LLC, 5.10%, 03/15/2034	1,006,000	1,022,240
Entergy Arkansas LLC, 5.45%, 06/01/2034	1,414,000	1,458,298
Entergy Louisiana LLC
5.35%, 03/15/2034	1,007,000	1,034,680
5.15%, 09/15/2034	1,414,000	1,429,194
Eversource Energy
5.50%, 01/01/2034	1,305,000	1,329,953
5.95%, 07/15/2034	1,409,000	1,477,474
Exelon Corp., 5.45%, 03/15/2034	1,309,000	1,343,606
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co., 5.30%, 06/15/2034	$2,215,000	$ 2,273,273
Georgia Power Co., 5.25%, 03/15/2034	1,788,000	1,823,183
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	2,220,000	2,253,779
Pacific Gas and Electric Co.
6.95%, 03/15/2034	1,608,000	1,762,327
5.80%, 05/15/2034	2,220,000	2,273,142
PacifiCorp, 5.45%, 02/15/2034	2,190,000	2,220,047
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,511,000	1,519,461
PPL Electric Utilities Corp., 4.85%, 02/15/2034	1,299,000	1,296,696
Public Service Co. of Colorado, 5.35%, 05/15/2034	1,710,000	1,740,398
Public Service Electric and Gas Co., 4.85%, 08/01/2034	1,211,000	1,208,214
Southern California Edison Co.
6.00%, 01/15/2034	1,062,000	1,103,159
5.20%, 06/01/2034	1,813,000	1,793,034
Southern Co. (The), 5.70%, 03/15/2034	2,220,000	2,304,628
Union Electric Co., 5.20%, 04/01/2034	1,012,000	1,030,802
Virginia Electric & Power Co.
5.00%, 01/15/2034	1,008,000	1,012,268
5.05%, 08/15/2034	1,211,000	1,215,945
Xcel Energy, Inc., 5.50%, 03/15/2034	1,608,000	1,643,145
		44,056,788
Electronic Equipment, Instruments & Components-0.87%
Amphenol Corp., 5.25%, 04/05/2034	1,211,000	1,236,566
Arrow Electronics, Inc., 5.88%, 04/10/2034	1,006,000	1,037,234
Keysight Technologies, Inc., 4.95%, 10/15/2034	1,211,000	1,202,451
TD SYNNEX Corp., 6.10%, 04/12/2034	1,212,000	1,273,649
		4,749,900
Energy Equipment & Services-0.20%
Helmerich & Payne, Inc., 5.50%, 12/01/2034	1,110,000	1,099,602
Entertainment-0.76%
Netflix, Inc., 4.90%, 08/15/2034(b)	1,995,000	2,005,576
Walt Disney Co. (The), 6.20%, 12/15/2034	1,985,000	2,179,164
		4,184,740
Financial Services-4.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	1,414,000	1,415,327
4.95%, 09/10/2034	2,220,000	2,165,909
BlackRock Funding, Inc., 5.00%, 03/14/2034	2,013,000	2,041,188
Blackstone Private Credit Fund, 6.00%, 11/22/2034	1,604,000	1,542,161
Blackstone Reg Finance Co. L.L.C., 5.00%, 12/06/2034	1,509,000	1,492,291
Blue Owl Finance LLC, 6.25%, 04/18/2034	1,983,000	1,969,920
Corebridge Financial, Inc., 5.75%, 01/15/2034	1,514,000	1,556,392
Fiserv, Inc.
5.45%, 03/15/2034	1,511,000	1,507,294
5.15%, 08/12/2034	1,809,000	1,764,121

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	$1,944,000	$ 1,994,710
LPL Holdings, Inc., 6.00%, 05/20/2034	1,012,000	1,037,276
Mastercard, Inc., 4.88%, 05/09/2034	2,016,000	2,030,953
PayPal Holdings, Inc., 5.15%, 06/01/2034(b)	1,715,000	1,707,571
TPG Operating Group II L.P., 5.88%, 03/05/2034	1,206,000	1,234,944
		23,460,057
Food Products-1.72%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	1,609,000	1,561,105
Campbell’s Co. (The), 5.40%, 03/21/2034	2,016,000	1,957,976
McCormick & Co., Inc., 4.70%, 10/15/2034	998,000	962,746
Mondelez International, Inc., 4.75%, 08/28/2034	1,005,000	987,357
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	997,000	1,078,544
Tyson Foods, Inc.
5.70%, 03/15/2034(b)	1,811,000	1,877,048
4.88%, 08/15/2034	1,007,000	989,603
		9,414,379
Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	1,208,000	1,209,647
Ground Transportation-1.01%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	1,003,000	1,097,746
4.38%, 09/18/2034	1,514,000	1,469,161
Uber Technologies, Inc., 4.80%, 09/15/2034	3,024,000	2,961,292
		5,528,199
Health Care Equipment & Supplies-1.60%
Becton, Dickinson and Co., 5.11%, 02/08/2034	1,111,000	1,116,102
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	1,309,000	1,328,355
Solventum Corp., 5.60%, 03/23/2034	3,325,000	3,411,566
Stryker Corp., 4.63%, 09/11/2034	1,512,000	1,479,227
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	1,399,000	1,402,129
		8,737,379
Health Care Providers & Services-5.80%
Cardinal Health, Inc.
5.45%, 02/15/2034	1,008,000	1,030,849
5.35%, 11/15/2034	2,016,000	2,039,187
Cencora, Inc., 5.13%, 02/15/2034	1,007,000	1,012,448
Cigna Group (The), 5.25%, 02/15/2034	2,520,000	2,556,220
CommonSpirit Health, 5.32%, 12/01/2034	1,438,000	1,440,496
CVS Health Corp., 5.70%, 06/01/2034	2,519,000	2,602,735
Elevance Health, Inc., 5.38%, 06/15/2034	2,015,000	2,051,600
HCA, Inc.
5.60%, 04/01/2034	2,617,000	2,680,222
5.45%, 09/15/2034	2,519,000	2,544,679
Humana, Inc., 5.95%, 03/15/2034	1,715,000	1,776,495
Icon Investments Six DAC, 6.00%, 05/08/2034	1,008,000	1,030,342
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,716,000	1,680,865
	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 5.00%, 12/15/2034(b)	$1,715,000	$ 1,709,242
UnitedHealth Group, Inc.
5.00%, 04/15/2034	2,519,000	2,524,415
5.15%, 07/15/2034	4,031,000	4,079,440
Universal Health Services, Inc., 5.05%, 10/15/2034	1,007,000	971,204
		31,730,439
Health Care REITs-0.44%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	1,609,000	1,368,011
Ventas Realty L.P., 5.63%, 07/01/2034	1,007,000	1,040,579
		2,408,590
Hotel & Resort REITs-0.23%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	1,212,000	1,237,963
Hotels, Restaurants & Leisure-1.07%
Choice Hotels International, Inc., 5.85%, 08/01/2034(b)	1,192,000	1,208,611
Las Vegas Sands Corp., 6.20%, 08/15/2034	1,008,000	1,042,897
Marriott International, Inc., 5.30%, 05/15/2034	2,012,000	2,039,635
McDonald’s Corp., 5.20%, 05/17/2034(b)	1,007,000	1,034,867
Starbucks Corp., 5.00%, 02/15/2034	539,000	545,876
		5,871,886
Household Durables-0.25%
D.R. Horton, Inc., 5.00%, 10/15/2034	1,408,000	1,395,615
Household Products-0.46%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	1,510,000	1,511,422
4.55%, 10/24/2034	1,007,000	1,011,069
		2,522,491
Independent Power and Renewable Electricity Producers-0.23%
NSTAR Electric Co., 5.40%, 06/01/2034	1,207,000	1,238,361
Industrial Conglomerates-0.36%
Honeywell International, Inc., 4.50%, 01/15/2034	2,016,000	1,976,438
Insurance-3.31%
Aon North America, Inc., 5.45%, 03/01/2034	3,527,000	3,605,003
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	1,003,000	1,018,409
Brown & Brown, Inc., 5.65%, 06/11/2034	1,211,000	1,228,826
Chubb INA Holdings LLC, 5.00%, 03/15/2034	3,227,000	3,243,293
CNA Financial Corp., 5.13%, 02/15/2034	1,008,000	998,757
CNO Financial Group, Inc., 6.45%, 06/15/2034	1,414,000	1,476,116
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	998,000	979,149
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	1,005,000	1,016,339

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
6.38%, 06/15/2034	$1,514,000	$1,651,677
5.30%, 12/15/2034	1,512,000	1,545,992
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	1,309,000	1,346,280
		18,109,841
Interactive Media & Services-0.91%
Meta Platforms, Inc., 4.75%, 08/15/2034	5,040,000	4,966,273
IT Services-0.18%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	1,011,000	969,444
Leisure Products-0.19%
Hasbro, Inc., 6.05%, 05/14/2034	1,008,000	1,053,904
Life Sciences Tools & Services-0.41%
Agilent Technologies, Inc., 4.75%, 09/09/2034	1,210,000	1,195,173
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	1,005,000	1,028,411
		2,223,584
Machinery-2.05%
AGCO Corp., 5.80%, 03/21/2034	1,414,000	1,454,057
Cummins, Inc., 5.15%, 02/20/2034	1,514,000	1,543,309
Ingersoll Rand, Inc., 5.45%, 06/15/2034	1,508,000	1,540,014
John Deere Capital Corp.
5.10%, 04/11/2034	2,015,000	2,048,510
5.05%, 06/12/2034(b)	1,608,000	1,631,453
Parker-Hannifin Corp., 4.20%, 11/21/2034	1,008,000	967,981
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	1,006,000	1,021,330
Wabtec Corp., 5.61%, 03/11/2034	1,006,000	1,036,905
		11,243,559
Media-1.96%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	1,791,000	1,849,985
6.55%, 06/01/2034	3,028,000	3,108,076
Comcast Corp.
5.30%, 06/01/2034	2,616,000	2,659,278
4.20%, 08/15/2034	2,015,000	1,896,622
Omnicom Group, Inc., 5.30%, 11/01/2034	1,208,000	1,202,260
		10,716,221
Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034	1,012,000	1,066,582
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,474,000	1,502,116
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	2,015,000	2,075,889
Steel Dynamics, Inc., 5.38%, 08/15/2034	1,207,000	1,229,416
		5,874,003
Multi-Utilities-1.23%
DTE Electric Co., 5.20%, 03/01/2034(b)	1,008,000	1,031,852
DTE Energy Co., 5.85%, 06/01/2034	1,715,000	1,798,338
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	1,512,000	1,543,930
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc., 5.35%, 04/01/2034	$1,308,000	$ 1,335,692
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	1,006,000	1,028,976
		6,738,788
Office REITs-0.48%
Boston Properties L.P., 6.50%, 01/15/2034	1,513,000	1,604,675
Cousins Properties L.P., 5.88%, 10/01/2034	1,008,000	1,032,421
		2,637,096
Oil, Gas & Consumable Fuels-12.13%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	1,212,000	1,245,299
BP Capital Markets America, Inc.
4.99%, 04/10/2034	2,015,000	2,026,665
5.23%, 11/17/2034	3,934,000	4,006,653
Canadian Natural Resources Ltd. (Canada), 5.40%, 12/15/2034	1,510,000	1,532,490
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	2,390,000	2,483,322
Cheniere Energy, Inc., 5.65%, 04/15/2034	3,023,000	3,114,462
Coterra Energy, Inc., 5.60%, 03/15/2034	1,007,000	1,040,751
Devon Energy Corp., 5.20%, 09/15/2034(b)	2,520,000	2,538,360
Diamondback Energy, Inc., 5.40%, 04/18/2034	2,617,000	2,679,378
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	2,422,000	2,510,184
Energy Transfer L.P.
5.55%, 05/15/2034	2,519,000	2,575,712
5.60%, 09/01/2034	2,520,000	2,583,255
Enterprise Products Operating LLC, 4.85%, 01/31/2034	2,015,000	2,012,637
EQT Corp., 5.75%, 02/01/2034	1,512,000	1,563,074
Kinder Morgan, Inc.
5.40%, 02/01/2034	2,016,000	2,066,261
5.30%, 12/01/2034	1,512,000	1,532,405
MPLX L.P., 5.50%, 06/01/2034	3,323,000	3,376,789
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	2,105,000	2,172,014
ONEOK, Inc.
5.65%, 09/01/2034	998,000	1,024,450
5.05%, 11/01/2034	3,220,000	3,171,376
Ovintiv, Inc., 6.50%, 08/15/2034	1,202,000	1,297,767
Phillips 66, 4.65%, 11/15/2034	2,016,000	1,963,845
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	1,309,000	1,343,213
South Bow USA Infrastructure Holdings LLC (Canada), 5.58%, 10/01/2034	2,520,000	2,518,731
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	1,006,000	1,057,459
Targa Resources Corp., 6.50%, 03/30/2034	2,015,000	2,189,152
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	2,524,000	2,572,532
4.72%, 09/10/2034	1,508,000	1,497,179
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	2,524,000	2,447,689
Western Midstream Operating L.P., 5.45%, 11/15/2034	1,609,000	1,612,454
Williams Cos., Inc. (The), 5.15%, 03/15/2034	2,618,000	2,626,780
		66,382,338

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.19%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	$1,185,985	$ 1,061,112
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034	1,294,000	1,298,442
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	2,013,000	1,990,883
		3,289,325
Pharmaceuticals-4.31%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	3,025,000	3,063,515
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	5,040,000	5,160,065
Eli Lilly and Co.
4.70%, 02/09/2034	3,024,000	3,015,113
4.60%, 08/14/2034	2,519,000	2,491,488
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	1,005,000	1,044,380
Johnson & Johnson, 4.95%, 06/01/2034	1,709,000	1,762,563
Novartis Capital Corp., 4.20%, 09/18/2034	2,220,000	2,141,345
Royalty Pharma PLC, 5.40%, 09/02/2034	997,000	1,009,159
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	2,219,000	2,253,197
Wyeth LLC, 6.50%, 02/01/2034	1,512,000	1,668,728
		23,609,553
Professional Services-0.58%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	2,018,000	1,976,366
Verisk Analytics, Inc., 5.25%, 06/05/2034	1,212,000	1,214,783
		3,191,149
Real Estate Management & Development-0.38%
CBRE Services, Inc., 5.95%, 08/15/2034	2,016,000	2,102,282
Residential REITs-0.63%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	1,207,000	1,225,946
5.50%, 07/15/2034	1,007,000	1,019,170
ERP Operating L.P., 4.65%, 09/15/2034	1,205,000	1,177,085
		3,422,201
Retail REITs-1.24%
Kimco Realty OP LLC, 6.40%, 03/01/2034	1,007,000	1,095,912
NNN REIT, Inc., 5.50%, 06/15/2034	1,003,000	1,024,738
Realty Income Corp., 5.13%, 02/15/2034	1,608,000	1,621,960
Simon Property Group L.P.
6.25%, 01/15/2034	1,007,000	1,084,931
4.75%, 09/26/2034	2,016,000	1,973,497
		6,801,038
Semiconductors & Semiconductor Equipment-2.66%
Analog Devices, Inc., 5.05%, 04/01/2034	1,108,000	1,128,628
Broadcom, Inc.
3.47%, 04/15/2034	6,530,000	5,879,848
4.80%, 10/15/2034	3,528,000	3,474,304
Intel Corp., 5.15%, 02/21/2034	1,813,000	1,822,104
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
KLA Corp., 4.70%, 02/01/2034	$1,011,000	$ 1,004,325
Texas Instruments, Inc., 4.85%, 02/08/2034	1,211,000	1,224,095
		14,533,304
Software-3.27%
Accenture Capital, Inc., 4.50%, 10/04/2034	3,024,000	2,927,557
Adobe, Inc., 4.95%, 04/04/2034(b)	1,511,000	1,512,418
AppLovin Corp., 5.50%, 12/01/2034	2,012,000	2,032,308
Atlassian Corp., 5.50%, 05/15/2034	1,008,000	1,007,925
Cadence Design Systems, Inc., 4.70%, 09/10/2034	2,012,000	1,986,402
Oracle Corp.
4.30%, 07/08/2034	3,527,000	3,193,688
4.70%, 09/27/2034	3,524,000	3,274,449
Roper Technologies, Inc., 4.90%, 10/15/2034	2,016,000	1,948,090
		17,882,837
Specialized REITs-2.04%
American Tower Corp., 5.45%, 02/15/2034	1,308,000	1,334,877
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	1,008,000	982,516
Crown Castle, Inc.
5.80%, 03/01/2034	1,515,000	1,564,413
5.20%, 09/01/2034	1,334,000	1,330,544
Extra Space Storage L.P., 5.40%, 02/01/2034	1,211,000	1,225,518
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	1,610,000	1,608,958
Prologis L.P.
5.13%, 01/15/2034	1,510,000	1,527,100
5.00%, 03/15/2034	1,609,000	1,608,949
		11,182,875
Specialty Retail-1.47%
AutoZone, Inc., 5.40%, 07/15/2034	1,415,000	1,437,798
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	2,012,000	2,058,233
Home Depot, Inc. (The), 4.95%, 06/25/2034	3,523,000	3,540,829
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,007,000	998,925
		8,035,785
Technology Hardware, Storage & Peripherals-1.09%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	4,031,000	3,955,555
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	2,015,000	2,001,153
		5,956,708
Tobacco-1.26%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	1,716,000	1,815,649
Philip Morris International, Inc.
5.25%, 02/13/2034	3,528,000	3,594,445
4.90%, 11/01/2034	1,514,000	1,508,888
		6,918,982

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.45%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	$1,516,000	$ 1,507,653
W.W. Grainger, Inc., 4.45%, 09/15/2034	1,006,000	982,585
		2,490,238
Water Utilities-0.45%
American Water Capital Corp., 5.15%, 03/01/2034	1,414,000	1,440,213
Essential Utilities, Inc., 5.38%, 01/15/2034	1,008,000	1,027,765
		2,467,978
Wireless Telecommunication Services-1.31%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	2,515,000	2,502,520
T-Mobile USA, Inc.
5.75%, 01/15/2034	2,016,000	2,104,608
5.15%, 04/15/2034	2,522,000	2,544,465
		7,151,593
Total U.S. Dollar Denominated Bonds & Notes (Cost $540,188,931)		539,384,550
	Shares
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $638,533)	638,533	638,533
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.66% (Cost $540,827,464)		540,023,083
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.95%
Invesco Private Government Fund, 3.58%(c)(d)(e)	2,972,158	$ 2,972,158
Invesco Private Prime Fund, 3.75%(c)(d)(e)	7,721,236	7,722,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,694,627)		10,694,938
TOTAL INVESTMENTS IN SECURITIES-100.61% (Cost $551,522,091)		550,718,021
OTHER ASSETS LESS LIABILITIES-(0.61)%		(3,338,669)
NET ASSETS-100.00%		$547,379,352

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,554	$20,841,903	$(20,536,924)	$-	$-	$638,533	$36,323
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,798,090	$29,193,485	$(29,019,417)	$-	$-	$2,972,158	$89,034*
Invesco Private Prime Fund	7,276,273	61,694,575	(61,247,139)	29	(958)	7,722,780	239,493*
Total	$10,407,917	$111,729,963	$(110,803,480)	$29	$(958)	$11,333,471	$364,850

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.43%
Aerospace & Defense-1.46%
Boeing Co. (The), 3.25%, 02/01/2035	$677,000	$ 590,292
General Dynamics Corp., 4.95%, 08/15/2035	684,000	687,425
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	454,000	471,987
Lockheed Martin Corp.
3.60%, 03/01/2035	453,000	414,464
5.00%, 08/15/2035	680,000	685,333
Northrop Grumman Corp., 5.25%, 07/15/2035	454,000	462,605
Textron, Inc., 5.50%, 05/15/2035	455,000	464,204
		3,776,310
Air Freight & Logistics-0.45%
United Parcel Service, Inc., 5.25%, 05/14/2035(b)	1,141,000	1,166,757
Automobiles-2.25%
American Honda Finance Corp., 5.20%, 03/05/2035	455,000	455,047
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	1,141,000	1,177,975
5.87%, 10/31/2035	910,000	897,270
General Motors Co.
5.00%, 04/01/2035	667,000	649,981
6.25%, 04/15/2035	454,000	477,597
Honda Motor Co. Ltd. (Japan), 5.34%, 07/08/2035	910,000	914,290
Toyota Motor Corp. (Japan), 5.05%, 06/30/2035	450,000	455,666
Toyota Motor Credit Corp., 5.35%, 01/09/2035	772,000	792,938
		5,820,764
Banks-1.88%
Banco Santander S.A. (Spain)
6.03%, 01/17/2035	905,000	950,603
5.13%, 11/06/2035	1,140,000	1,119,394
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.63%, 01/15/2035	909,000	941,641
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	1,140,000	1,121,090
Wachovia Corp., 5.50%, 08/01/2035	718,000	724,481
		4,857,209
Beverages-1.50%
Constellation Brands, Inc., 4.95%, 11/01/2035	440,000	428,690
Diageo Investment Corp. (United Kingdom), 5.63%, 04/15/2035	684,000	712,269
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	455,000	448,260
PepsiCo, Inc.
5.00%, 02/07/2035	1,141,000	1,152,883
5.00%, 07/23/2035	1,140,000	1,151,008
		3,893,110
	Principal Amount	Value
Biotechnology-2.72%
AbbVie, Inc.
4.55%, 03/15/2035	$1,527,000	$1,484,138
5.20%, 03/15/2035	909,000	925,722
4.50%, 05/14/2035	2,271,000	2,194,811
Biogen, Inc., 5.75%, 05/15/2035	591,000	615,806
Gilead Sciences, Inc.
5.10%, 06/15/2035	909,000	918,561
4.60%, 09/01/2035	909,000	887,753
		7,026,791
Broadline Retail-1.20%
Amazon.com, Inc., 4.65%, 11/20/2035	3,180,000	3,108,734
Building Products-0.97%
Amrize Finance US LLC, 5.40%, 04/07/2035	890,000	904,585
Carlisle Cos., Inc., 5.25%, 09/15/2035	450,000	450,533
CRH America Finance, Inc., 5.50%, 01/09/2035	1,141,000	1,164,547
		2,519,665
Capital Markets-1.92%
Ameriprise Financial, Inc., 5.20%, 04/15/2035	677,000	679,237
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	680,000	696,078
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	690,000	666,378
KKR & Co., Inc., 5.10%, 08/07/2035	820,000	798,975
MSCI, Inc., 5.25%, 09/01/2035	1,110,000	1,094,016
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035(b)	458,000	467,204
Raymond James Financial, Inc., 4.90%, 09/11/2035	590,000	575,012
		4,976,900
Chemicals-1.08%
CF Industries, Inc., 5.30%, 11/26/2035	910,000	908,468
Ecolab, Inc., 5.00%, 09/01/2035	450,000	449,653
LYB International Finance III LLC, 6.15%, 05/15/2035	458,000	475,059
Sherwin-Williams Co. (The), 5.15%, 08/15/2035	450,000	452,214
Westlake Corp., 5.55%, 11/15/2035	520,000	518,368
		2,803,762
Commercial Services & Supplies-0.95%
Republic Services, Inc., 5.15%, 03/15/2035	615,000	626,398
Waste Connections, Inc., 5.25%, 09/01/2035	454,000	463,224
Waste Management, Inc., 4.95%, 03/15/2035	1,361,000	1,362,889
		2,452,511
Communications Equipment-0.77%
Cisco Systems, Inc., 5.10%, 02/24/2035	1,136,000	1,153,469
Motorola Solutions, Inc., 5.55%, 08/15/2035	814,000	831,782
		1,985,251
Construction & Engineering-0.17%
Quanta Services, Inc., 5.10%, 08/09/2035	450,000	449,135

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.63%
General Motors Financial Co., Inc.
5.90%, 01/07/2035	$889,000	$917,453
6.15%, 07/15/2035	686,000	717,379
		1,634,832
Consumer Staples Distribution & Retail-1.56%
Sysco Corp., 5.40%, 03/23/2035	486,000	489,309
Target Corp., 5.00%, 04/15/2035	909,000	912,353
Walmart, Inc.
4.90%, 04/28/2035	1,363,000	1,378,623
5.25%, 09/01/2035	1,216,000	1,263,707
		4,043,992
Containers & Packaging-0.48%
Packaging Corp. of America, 5.20%, 08/15/2035	459,000	458,924
Smurfit Westrock Financing DAC (Ireland), 5.42%, 01/15/2035	770,000	778,447
		1,237,371
Diversified REITs-0.32%
VICI Properties L.P., 5.63%, 04/01/2035	814,000	817,136
Diversified Telecommunication Services-3.24%
AT&T, Inc.
4.50%, 05/15/2035	2,272,000	2,157,072
5.38%, 08/15/2035	1,110,000	1,124,060
4.90%, 11/01/2035	1,140,000	1,112,833
Verizon Communications, Inc.
4.78%, 02/15/2035	1,981,000	1,928,395
5.25%, 04/02/2035	2,050,000	2,063,267
		8,385,627
Electric Utilities-7.28%
Alabama Power Co., 5.10%, 04/02/2035	457,000	460,950
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	571,000	582,820
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035	455,000	455,520
Series AQ, 4.95%, 08/15/2035	550,000	546,252
Duke Energy Carolinas LLC, 5.25%, 03/15/2035	635,000	646,762
Duke Energy Corp., 4.95%, 09/15/2035	912,000	895,496
Duke Energy Florida LLC, 4.85%, 12/01/2035	550,000	541,241
Duke Energy Progress LLC, 5.05%, 03/15/2035	772,000	774,519
Entergy Texas, Inc., 5.25%, 04/15/2035	455,000	458,368
Exelon Corp., 5.63%, 06/15/2035	450,000	463,737
Georgia Power Co., 5.20%, 03/15/2035	635,000	644,359
Interstate Power and Light Co., 5.60%, 06/29/2035	542,000	557,607
Jersey Central Power & Light Co., 5.10%, 01/15/2035	615,000	614,467
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	909,000	926,566
Northern States Power Co., 5.05%, 05/15/2035	530,000	532,805
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035	594,000	607,801
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co.
5.70%, 03/01/2035	$908,000	$920,434
6.00%, 08/15/2035	774,000	799,455
PECO Energy Co., 4.88%, 09/15/2035	480,000	476,866
Public Service Co. of Colorado, 5.15%, 09/15/2035	730,000	729,086
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	550,000	550,434
San Diego Gas & Electric Co., 5.40%, 04/15/2035	752,000	767,234
Southern California Edison Co., 5.45%, 03/01/2035	772,000	771,610
Southern Co. (The), 4.85%, 03/15/2035	680,000	664,406
Southwestern Public Service Co., 5.30%, 05/15/2035	446,000	449,600
Tampa Electric Co., 5.15%, 03/01/2035(b)	550,000	552,937
Union Electric Co., 5.25%, 04/15/2035	454,000	460,813
Virginia Electric & Power Co.
5.15%, 03/15/2035	550,000	553,106
Series C, 4.90%, 09/15/2035	750,000	739,354
Xcel Energy, Inc., 5.60%, 04/15/2035	677,000	692,938
		18,837,543
Electrical Equipment-0.17%
Emerson Electric Co., 5.00%, 03/15/2035	445,000	448,035
Electronic Equipment, Instruments & Components-0.67%
Amphenol Corp., 5.00%, 01/15/2035	677,000	676,810
Flex Ltd., 5.38%, 11/13/2035	550,000	541,685
TD SYNNEX Corp., 5.30%, 10/10/2035	520,000	515,378
		1,733,873
Energy Equipment & Services-0.34%
Halliburton Co., 4.85%, 11/15/2035	909,000	885,860
Entertainment-0.37%
Walt Disney Co. (The), 6.40%, 12/15/2035	869,000	963,090
Financial Services-3.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.00%, 11/15/2035	530,000	514,750
Apollo Global Management, Inc., 5.15%, 08/12/2035	751,000	736,402
BlackRock Funding, Inc., 4.90%, 01/08/2035	454,000	456,453
Fiserv, Inc., 5.25%, 08/11/2035	910,000	891,362
Global Payments, Inc., 5.55%, 11/15/2035	1,550,000	1,512,769
LPL Holdings, Inc.
5.65%, 03/15/2035	455,000	452,863
5.75%, 06/15/2035	454,000	456,375
Mastercard, Inc., 4.55%, 01/15/2035	1,004,000	984,363
ORIX Corp. (Japan), 5.40%, 02/25/2035	455,000	461,581
PayPal Holdings, Inc., 5.10%, 04/01/2035	550,000	543,247
RELX Capital, Inc. (United Kingdom), 5.25%, 03/27/2035	677,000	686,024
Visa, Inc., 4.15%, 12/14/2035(b)	1,363,000	1,302,650
		8,998,839
Food Products-2.23%
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	590,000	590,003
Campbell’s Co. (The), 4.75%, 03/23/2035	727,000	672,839

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Conagra Brands, Inc., 5.75%, 08/01/2035	$450,000	$ 452,726
Flowers Foods, Inc., 5.75%, 03/15/2035(b)	430,000	415,256
General Mills, Inc., 5.25%, 01/30/2035(b)	677,000	677,225
Hershey Co. (The), 5.10%, 02/24/2035	455,000	463,442
J. M. Smucker Co. (The), 4.25%, 03/15/2035	591,000	551,390
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/2035	880,000	908,110
Kraft Heinz Foods Co. (The)
5.40%, 03/15/2035	459,000	462,889
5.00%, 07/15/2035	601,000	586,507
		5,780,387
Gas Utilities-0.57%
Atmos Energy Corp., 5.20%, 08/15/2035	450,000	458,494
National Fuel Gas Co., 5.95%, 03/15/2035	435,000	451,781
Southern California Gas Co., 5.45%, 06/15/2035	550,000	564,736
		1,475,011
Ground Transportation-1.31%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	542,000	549,804
CSX Corp., 5.05%, 06/15/2035	820,000	823,349
Uber Technologies, Inc., 4.80%, 09/15/2035	1,110,000	1,081,584
Union Pacific Corp., 5.10%, 02/20/2035	909,000	926,108
		3,380,845
Health Care Equipment & Supplies-2.10%
Baxter International, Inc., 5.65%, 12/15/2035	910,000	901,932
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	772,000	785,403
4.95%, 12/15/2035	590,000	577,023
Medtronic, Inc., 4.38%, 03/15/2035	1,754,000	1,690,993
Stryker Corp., 5.20%, 02/10/2035	909,000	920,706
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	545,000	556,394
		5,432,451
Health Care Providers & Services-4.30%
Ascension Health, Series 2025, 4.92%, 11/15/2035	730,000	725,002
Cencora, Inc., 5.15%, 02/15/2035	615,000	616,301
CommonSpirit Health, 4.98%, 09/01/2035	580,000	564,557
CVS Health Corp.
4.88%, 07/20/2035	591,000	572,740
5.45%, 09/15/2035	1,360,000	1,377,046
Elevance Health, Inc., 5.20%, 02/15/2035	1,088,000	1,091,014
HCA, Inc.
5.75%, 03/01/2035	1,363,000	1,403,288
4.90%, 11/15/2035	910,000	881,138
Humana, Inc., 5.55%, 05/01/2035	677,000	678,056
McKesson Corp., 5.25%, 05/30/2035	634,000	646,069
Sutter Health, Series 2025, 5.54%, 08/15/2035	728,000	753,899
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
5.30%, 06/15/2035	$908,000	$923,866
4.63%, 07/15/2035	909,000	883,713
		11,116,689
Health Care REITs-1.16%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	455,000	432,286
5.50%, 10/01/2035	496,000	496,290
Healthpeak OP LLC, 5.38%, 02/15/2035	455,000	459,048
Ventas Realty L.P., 5.00%, 01/15/2035	486,000	478,592
Welltower OP LLC, 5.13%, 07/01/2035	1,140,000	1,146,312
		3,012,528
Hotel & Resort REITs-0.24%
Host Hotels & Resorts L.P., 5.50%, 04/15/2035	615,000	616,395
Hotels, Restaurants & Leisure-1.46%
Expedia Group, Inc., 5.40%, 02/15/2035	889,000	884,616
Marriott International, Inc.
5.35%, 03/15/2035	889,000	902,603
5.25%, 10/15/2035	550,000	552,378
McDonald’s Corp.
4.95%, 03/03/2035	800,000	797,648
4.70%, 12/09/2035	667,000	654,074
		3,791,319
Household Durables-0.59%
D.R. Horton, Inc., 5.50%, 10/15/2035	615,000	628,637
Meritage Homes Corp., 5.65%, 03/15/2035	451,000	456,735
Toll Brothers Finance Corp., 5.60%, 06/15/2035	436,000	446,085
		1,531,457
Household Products-0.36%
Procter & Gamble Co. (The)
4.60%, 05/01/2035	496,000	493,512
4.35%, 11/03/2035	450,000	437,684
		931,196
Independent Power and Renewable Electricity Producers-0.65%
NSTAR Electric Co., 5.20%, 03/01/2035	640,000	645,686
Puget Energy, Inc., 5.73%, 03/15/2035	545,000	549,261
Southern Power Co., Series B, 4.90%, 10/01/2035	500,000	487,829
		1,682,776
Industrial Conglomerates-0.74%
3M Co., 5.15%, 03/15/2035	497,000	503,544
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035(b)	979,000	937,709
Honeywell International, Inc., 5.00%, 03/01/2035	460,000	463,430
		1,904,683
Insurance-4.51%
Allstate Corp. (The), 5.55%, 05/09/2035	493,000	510,770
American International Group, Inc.
3.88%, 01/15/2035	464,000	427,597
5.45%, 05/07/2035	570,000	583,417

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
American National Group, Inc., 6.00%, 07/15/2035	$637,000	$ 632,293
Arthur J. Gallagher & Co., 5.15%, 02/15/2035	1,363,000	1,353,958
Brown & Brown, Inc., 5.55%, 06/23/2035	910,000	912,807
Chubb INA Holdings LLC, 4.90%, 08/15/2035	1,140,000	1,125,578
CNA Financial Corp., 5.20%, 08/15/2035	450,000	443,818
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	451,000	454,723
Lincoln National Corp., 5.35%, 11/15/2035	450,000	440,024
Manulife Financial Corp. (Canada), 4.99%, 12/11/2035	910,000	899,542
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	1,818,000	1,805,286
MetLife, Inc., 5.70%, 06/15/2035	912,000	955,068
Prudential Financial, Inc., 5.20%, 03/14/2035	677,000	681,348
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	450,000	450,554
		11,676,783
Interactive Media & Services-3.85%
Alphabet, Inc.
4.50%, 05/15/2035, (Acquired 06/09/2025 - 05/22/2026; Cost $1,132,265)(c)	1,141,000	1,118,794
4.70%, 11/15/2035, (Acquired 11/28/2025 - 05/22/2026; Cost $3,185,474)(c)	3,180,000	3,127,993
Meta Platforms, Inc., 4.88%, 11/15/2035	5,860,000	5,727,807
		9,974,594
IT Services-0.32%
International Business Machines Corp., 5.20%, 02/10/2035	814,000	822,510
Life Sciences Tools & Services-0.26%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	680,000	669,974
Machinery-1.86%
Caterpillar, Inc., 5.20%, 05/15/2035	1,542,000	1,577,269
Cummins, Inc., 5.30%, 05/09/2035	882,000	902,062
Deere & Co., 5.45%, 01/16/2035	1,141,000	1,184,965
Otis Worldwide Corp., 5.13%, 09/04/2035	450,000	450,920
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	679,000	694,982
		4,810,198
Media-2.17%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.38%, 10/23/2035	1,818,000	1,830,915
5.85%, 12/01/2035	1,110,000	1,081,190
	Principal Amount	Value
Media-(continued)
Comcast Corp.
5.30%, 05/15/2035(b)	$755,000	$768,758
5.65%, 06/15/2035	637,000	659,582
4.40%, 08/15/2035	708,000	669,080
6.50%, 11/15/2035	550,000	602,790
		5,612,315
Metals & Mining-0.62%
Newmont Corp., 5.88%, 04/01/2035	443,000	471,438
Nucor Corp., 5.10%, 06/01/2035	455,000	459,883
Steel Dynamics, Inc., 5.25%, 05/15/2035	680,000	685,610
		1,616,931
Multi-Utilities-1.66%
Ameren Corp., 5.38%, 03/15/2035	677,000	686,070
Consumers Energy Co., 5.05%, 05/15/2035	550,000	553,321
Dominion Energy, Inc.
5.45%, 03/15/2035	635,000	647,009
Series B, 5.95%, 06/15/2035	429,000	454,162
DTE Electric Co., 5.25%, 05/15/2035	635,000	644,375
DTE Energy Co., 5.05%, 10/01/2035	500,000	492,267
NiSource, Inc., 5.35%, 07/15/2035	820,000	829,205
		4,306,409
Office REITs-0.30%
Boston Properties L.P., 5.75%, 01/15/2035	755,000	763,566
Oil, Gas & Consumable Fuels-10.11%
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035	910,000	928,761
Chevron USA, Inc.
4.98%, 04/15/2035	677,000	685,539
4.85%, 10/15/2035	818,000	819,502
ConocoPhillips Co., 5.00%, 01/15/2035	1,141,000	1,144,096
Coterra Energy, Inc., 5.40%, 02/15/2035	677,000	686,460
Diamondback Energy, Inc., 5.55%, 04/01/2035	1,088,000	1,122,542
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	635,000	662,423
Enbridge, Inc. (Canada)
5.55%, 06/20/2035	814,000	834,664
5.20%, 11/20/2035	440,000	439,981
Energy Transfer L.P.
4.90%, 03/15/2035	455,000	446,092
5.70%, 04/01/2035	1,141,000	1,174,985
Enterprise Products Operating LLC, 4.95%, 02/15/2035	1,004,000	1,003,284
EOG Resources, Inc., 3.90%, 04/01/2035	455,000	420,969
Equinor ASA (Norway)
5.13%, 06/03/2035	728,000	742,156
4.75%, 11/14/2035	910,000	894,344
Expand Energy Corp., 5.70%, 01/15/2035	677,000	691,553
HF Sinclair Corp., 6.25%, 01/15/2035	677,000	704,689
Kinder Morgan Energy Partners L.P., 5.80%, 03/15/2035	454,000	474,633
Kinder Morgan, Inc., 5.85%, 06/01/2035	677,000	710,211
Marathon Petroleum Corp., 5.70%, 03/01/2035	814,000	840,408
MPLX L.P.
5.40%, 04/01/2035	909,000	913,699
5.40%, 09/15/2035	1,360,000	1,362,836

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ONEOK, Inc., 5.40%, 10/15/2035	$910,000	$ 912,690
Phillips 66 Co., 4.95%, 03/15/2035	550,000	547,305
Plains All American Pipeline L.P., 5.95%, 06/15/2035	909,000	940,552
Shell Finance US, Inc., 4.13%, 05/11/2035	1,088,000	1,032,471
Targa Resources Corp.
5.50%, 02/15/2035	912,000	927,356
5.55%, 08/15/2035	909,000	924,734
Viper Energy Partners LLC, 5.70%, 08/01/2035	1,003,000	1,026,104
Western Midstream Operating L.P., 5.50%, 12/15/2035	550,000	548,032
Williams Cos., Inc. (The)
5.60%, 03/15/2035	904,000	926,702
5.30%, 09/30/2035	680,000	681,478
		26,171,251
Passenger Airlines-0.25%
Southwest Airlines Co., 5.25%, 11/15/2035	660,000	639,934
Pharmaceuticals-4.73%
Eli Lilly and Co.
5.10%, 02/12/2035	1,141,000	1,163,377
4.90%, 10/15/2035	1,140,000	1,140,962
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/2035	677,000	674,861
Johnson & Johnson, 5.00%, 03/01/2035	1,141,000	1,173,300
Merck & Co., Inc.
4.95%, 09/15/2035	1,590,000	1,592,448
4.75%, 12/04/2035	1,359,000	1,334,610
Novartis Capital Corp., 4.60%, 11/05/2035	844,000	826,734
Pfizer, Inc., 4.88%, 11/15/2035	1,140,000	1,127,779
Royalty Pharma PLC, 5.20%, 09/25/2035	820,000	814,387
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035	1,500,000	1,504,108
Zoetis, Inc., 5.00%, 08/17/2035	910,000	900,740
		12,253,306
Professional Services-0.67%
Paychex, Inc., 5.60%, 04/15/2035(b)	1,086,000	1,098,464
Verisk Analytics, Inc., 5.25%, 03/15/2035	640,000	637,146
		1,735,610
Real Estate Management & Development-0.18%
CBRE Services, Inc., 5.50%, 06/15/2035	455,000	460,715
Residential REITs-0.35%
American Homes 4 Rent L.P., 5.25%, 03/15/2035	458,000	456,240
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	455,000	442,091
		898,331
Retail REITs-0.67%
Kimco Realty OP LLC, 4.85%, 03/01/2035	455,000	447,802
Realty Income Corp., 5.13%, 04/15/2035	550,000	550,844
Simon Property Group L.P., 5.13%, 10/01/2035	730,000	730,060
		1,728,706
Semiconductors & Semiconductor Equipment-2.26%
Applied Materials, Inc., 5.10%, 10/01/2035(b)	455,000	461,746
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc., 5.20%, 07/15/2035	$2,270,000	$ 2,284,395
Marvell Technology, Inc., 5.45%, 07/15/2035	450,000	460,599
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 5.25%, 08/19/2035	620,000	622,310
QUALCOMM, Inc.
4.65%, 05/20/2035	889,000	878,285
5.00%, 05/20/2035	550,000	552,308
Texas Instruments, Inc., 5.10%, 05/23/2035	573,000	581,048
		5,840,691
Software-4.57%
Adobe, Inc., 5.30%, 01/17/2035	444,000	451,866
Autodesk, Inc., 5.30%, 06/15/2035	454,000	454,551
Microsoft Corp.
3.50%, 02/12/2035(b)	1,363,000	1,267,474
4.20%, 11/03/2035(b)	655,000	641,983
Oracle Corp.
3.90%, 05/15/2035	1,102,000	948,742
5.50%, 08/03/2035	1,588,000	1,540,886
5.20%, 09/26/2035	3,630,000	3,458,586
Roper Technologies, Inc., 5.10%, 09/15/2035	912,000	886,911
Synopsys, Inc., 5.15%, 04/01/2035	2,177,000	2,175,015
		11,826,014
Specialized REITs-1.07%
American Tower Corp., 5.40%, 01/31/2035	550,000	559,168
Extra Space Storage L.P., 5.40%, 06/15/2035	459,000	464,425
Prologis L.P.
5.00%, 01/31/2035	621,000	619,303
5.25%, 05/15/2035	677,000	686,499
Public Storage Operating Co., 5.00%, 12/15/2035	450,000	445,836
		2,775,231
Specialty Retail-1.96%
AutoNation, Inc., 5.89%, 03/15/2035	440,000	449,870
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	591,000	597,309
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	712,000	700,011
5.50%, 04/01/2035	889,000	910,721
Home Depot, Inc. (The), 4.65%, 09/15/2035	910,000	887,297
Leidos, Inc., 5.50%, 03/15/2035	455,000	462,538
Lowe`s Cos., Inc., 4.85%, 10/15/2035	1,089,000	1,061,512
		5,069,258
Technology Hardware, Storage & Peripherals-1.04%
Apple, Inc., 4.75%, 05/12/2035	909,000	918,635
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035(b)	667,000	716,791
HP, Inc., 6.10%, 04/25/2035(b)	437,000	462,677
NetApp, Inc., 5.70%, 03/17/2035	570,000	584,442
		2,682,545
Textiles, Apparel & Luxury Goods-0.26%
Tapestry, Inc., 5.50%, 03/11/2035	668,000	673,598

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Tobacco-1.49%
Altria Group, Inc.
5.63%, 02/06/2035	$454,000	$466,614
5.25%, 08/06/2035	455,000	456,480
B.A.T. Capital Corp. (United Kingdom), 5.63%, 08/15/2035(b)	909,000	938,480
Philip Morris International, Inc.
4.88%, 04/30/2035	550,000	543,458
4.63%, 10/29/2035	770,000	745,616
Reynolds American, Inc. (United Kingdom), 5.70%, 08/15/2035	677,000	698,770
		3,849,418
Trading Companies & Distributors-0.24%
GATX Corp., 5.50%, 06/15/2035	615,000	623,552
Water Utilities-0.46%
American Water Capital Corp., 5.25%, 03/01/2035	728,000	740,164
Essential Utilities, Inc., 5.25%, 08/15/2035	450,000	452,127
		1,192,291
Wireless Telecommunication Services-1.00%
T-Mobile USA, Inc.
4.70%, 01/15/2035	814,000	789,993
5.30%, 05/15/2035	909,000	920,797
4.95%, 11/15/2035	904,000	888,146
		2,598,936
Total U.S. Dollar Denominated Bonds & Notes (Cost $257,347,626)		254,751,501
	Shares	Value
Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $1,279,775)	1,279,775	$ 1,279,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $258,627,401)		256,031,276
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.45%
Invesco Private Government Fund, 3.58%(d)(e)(f)	1,764,208	1,764,208
Invesco Private Prime Fund, 3.75%(d)(e)(f)	4,574,635	4,575,550
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,339,600)		6,339,758
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $264,967,001)		262,371,034
OTHER ASSETS LESS LIABILITIES-(1.38)%		(3,562,620)
NET ASSETS-100.00%		$258,808,414

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Restricted security. The aggregate value of these securities at May 31, 2026 was $4,246,787, which represented 1.64% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,351	$7,730,693	$(6,530,269)	$-	$-	$1,279,775	$10,910
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	147,715	13,593,813	(11,977,320)	-	-	1,764,208	34,837*
Invesco Private Prime Fund	383,929	26,713,078	(22,520,712)	133	(878)	4,575,550	94,791*
Total	$610,995	$48,037,584	$(41,028,301)	$133	$(878)	$7,619,533	$140,538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
May 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-60.61%
Aerospace & Defense-2.13%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	$20,652,000	$ 21,921,231
Banks-1.45%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	13,764,000	14,889,661
Capital Markets-1.80%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	17,389,000	18,464,587
Chemicals-2.22%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	15,177,000	15,735,149
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	7,128,000	7,124,063
		22,859,212
Commercial Services & Supplies-1.07%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	11,012,000	10,989,269
Communications Equipment-1.17%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	13,629,000	12,048,209
Consumer Finance-1.34%
Navient Corp., 6.75%, 06/15/2026	13,771,000	13,778,026
Distributors-2.24%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	22,080,000	22,990,170
Diversified Consumer Services-1.77%
Allwyn Entertainment Financing (UK) PLC (United Kingdom), 7.88%, 04/30/2029(b)(c)	17,626,000	18,204,344
Diversified Telecommunication Services-3.82%
Altice France S.A. (France), 9.50%, 11/01/2029(b)	38,626,431	39,302,934
Electrical Equipment-3.56%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	36,486,000	36,573,053
Financial Services-6.86%
EG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	21,080,000	22,503,006
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	8,132,000	8,152,289
NCR Atleos Corp., 9.50%, 04/01/2029(b)	37,266,000	39,868,918
		70,524,213
Ground Transportation-0.51%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	5,518,000	5,241,558
Health Care Providers & Services-3.86%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	4,369,000	4,483,686
	Principal Amount	Value
Health Care Providers & Services-(continued)
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	$22,033,000	$ 23,321,248
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	11,839,000	11,888,605
		39,693,539
Hotel & Resort REITs-1.34%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	13,799,000	13,793,944
Hotels, Restaurants & Leisure-2.92%
Brinker International, Inc., 8.25%, 07/15/2030(b)	9,896,000	10,345,338
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	8,446,000	8,406,735
MGM Resorts International, 4.63%, 09/01/2026(c)	11,247,000	11,249,208
		30,001,281
Household Durables-0.09%
FXI Holdings, Inc., 14.00% PIK Rate, 2.00% Cash Rate, 11/15/2029(d)	3,413,057	946,986
Life Sciences Tools & Services-2.82%
IQVIA, Inc., 5.00%, 10/15/2026(b)	28,985,000	28,984,129
Marine Transportation-2.06%
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	20,142,000	21,191,922
Media-6.30%
DISH DBS Corp., 5.25%, 12/01/2026(b)	51,159,000	51,008,226
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	13,798,000	13,732,146
		64,740,372
Metals & Mining-1.18%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)(c)	16,400,000	8,121,419
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	3,981,000	4,020,897
		12,142,316
Mortgage REITs-1.10%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)(c)	11,334,000	11,351,534
Oil, Gas & Consumable Fuels-2.77%
Buckeye Partners L.P., 3.95%, 12/01/2026	16,524,000	16,438,809
SM Energy Co., 6.75%, 09/15/2026	12,023,000	12,023,000
		28,461,809
Real Estate Management & Development-2.27%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	11,194,000	11,815,401
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	11,036,000	11,477,893
		23,293,294

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Software-0.98%
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	$9,642,000	$ 10,118,054
Specialty Retail-1.33%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	13,491,000	13,706,289
Textiles, Apparel & Luxury Goods-1.65%
Under Armour, Inc., 3.25%, 06/15/2026	16,959,000	16,990,529
Total U.S. Dollar Denominated Bonds & Notes (Cost $632,045,138)		623,202,465
	Shares
Money Market Funds-38.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $390,899,416)	390,899,416	390,899,416
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.63% (Cost $1,022,944,554)		1,014,101,881
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.59%
Invesco Private Government Fund, 3.58%(e)(f)(g)	10,267,160	$ 10,267,160
Invesco Private Prime Fund, 3.75%(e)(f)(g)	26,671,197	26,676,531
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,942,862)		36,943,691
TOTAL INVESTMENTS IN SECURITIES-102.22% (Cost $1,059,887,416)		1,051,045,572
OTHER ASSETS LESS LIABILITIES-(2.22)%		(22,809,984)
NET ASSETS-100.00%		$1,028,235,588

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $507,908,077, which represented 49.40% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,881,696	$828,428,512	$(523,410,792)	$-	$-	$390,899,416	$4,463,063
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$32,048,627	$108,830,669	$(130,612,136)	$-	$-	$10,267,160	$506,876*
Invesco Private Prime Fund	83,352,265	227,955,398	(284,625,367)	(4,986)	(779)	26,676,531	1,392,473*
Total	$201,282,588	$1,165,214,579	$(938,648,295)	$(4,986)	$(779)	$427,843,107	$6,362,412

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.95%
Aerospace & Defense-5.45%
Bombardier, Inc. (Canada)
7.25%, 07/01/2031(b)(c)	$9,390,000	$9,878,168
7.00%, 06/01/2032(b)(c)	9,385,000	9,786,166
TransDigm, Inc., 6.75%, 08/15/2028(b)	26,280,000	26,637,250
		46,301,584
Automobile Components-4.93%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	3,845,000	3,848,864
5.75%, 07/15/2027(b)(c)	3,360,000	3,361,258
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	8,444,000	8,860,568
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	6,260,000	6,613,965
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	10,010,000	10,497,147
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	8,759,000	8,730,973
		41,912,775
Automobiles-0.59%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	5,002,000	5,002,379
Banks-0.79%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	6,700,000	6,722,579
Broadline Retail-3.34%
Kohl’s Corp., 10.00%, 06/01/2030(b)(c)	4,510,000	4,908,016
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	22,553,000	23,440,332
		28,348,348
Building Products-0.39%
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	3,140,000	3,274,059
Capital Markets-3.60%
FS KKR Capital Corp., 3.25%, 07/15/2027	6,260,000	6,105,472
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	17,393,000	17,215,008
StoneX Group, Inc., 7.88%, 03/01/2031(b)	6,880,000	7,246,312
		30,566,792
Chemicals-3.05%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	6,263,000	6,253,846
Celanese US Holdings LLC, 7.17%, 07/15/2027(c)	6,933,000	7,131,527
HB Fuller Co., 4.00%, 02/15/2027	3,754,000	3,729,486
Methanex Corp. (Canada), 5.13%, 10/15/2027	8,765,000	8,770,119
		25,884,978
Commercial Services & Supplies-5.11%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	7,512,000	7,479,682
	Principal Amount	Value
Commercial Services & Supplies-(continued)
CoreCivic, Inc., 4.75%, 10/15/2027	$2,723,000	$ 2,708,978
Enviri Corp., 5.75%, 07/31/2027(b)(c)	5,332,000	5,332,000
GEO Group, Inc. (The), 10.25%, 04/15/2031	7,814,000	8,473,455
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	4,344,000	4,345,387
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	12,516,000	12,278,359
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	2,665,000	2,774,302
		43,392,163
Construction Materials-0.43%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)(c)	3,421,000	3,606,408
Consumer Finance-3.69%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	6,254,000	6,659,459
Navient Corp.
5.00%, 03/15/2027	8,760,000	8,715,602
11.50%, 03/15/2031(c)	6,263,000	6,668,748
OneMain Finance Corp., 3.50%, 01/15/2027(c)	9,384,000	9,309,344
		31,353,153
Containers & Packaging-2.12%
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)(c)	3,418,000	3,399,575
Trivium Packaging Finance B.V. (Netherlands)
8.25%, 07/15/2030(b)(c)	6,007,000	6,342,461
12.25%, 01/15/2031(b)	7,515,000	8,297,672
		18,039,708
Diversified Consumer Services-0.81%
Service Corp. International, 4.63%, 12/15/2027	6,887,000	6,865,570
Diversified Telecommunication Services-1.48%
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)(c)	11,889,000	12,600,747
Electric Utilities-0.77%
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	6,592,000	6,551,515
Electrical Equipment-0.99%
EnerSys, 4.38%, 12/15/2027(b)	3,422,000	3,401,376
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)(c)	5,003,000	4,999,817
		8,401,193
Entertainment-3.01%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	13,677,000	13,701,019
4.75%, 10/15/2027(b)	11,894,000	11,854,364
		25,555,383
Financial Services-3.36%
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	9,070,000	9,401,780

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	$8,754,000	$ 8,837,951
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	4,261,000	4,042,862
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	6,257,000	6,236,103
		28,518,696
Food Products-0.76%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	6,262,000	6,464,062
Ground Transportation-0.89%
XPO, Inc., 7.13%, 02/01/2032(b)(c)	7,321,000	7,590,552
Health Care Equipment & Supplies-1.27%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)	4,335,000	4,553,961
Teleflex, Inc., 4.63%, 11/15/2027	6,257,000	6,244,464
		10,798,425
Health Care Providers & Services-1.98%
Tenet Healthcare Corp., 5.13%, 11/01/2027	16,822,000	16,845,013
Health Care REITs-2.02%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	17,525,000	17,122,237
Health Care Technology-0.44%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(b)(c)	3,759,000	3,752,488
Hotels, Restaurants & Leisure-5.97%
Boyd Gaming Corp., 4.75%, 12/01/2027	12,514,000	12,482,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	7,515,000	7,516,023
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	9,383,000	9,389,773
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	5,005,000	5,005,204
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	5,006,000	5,016,968
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	11,264,000	11,278,835
		50,688,803
Household Durables-1.67%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	4,472,000	4,476,396
Newell Brands, Inc., 6.38%, 09/15/2027	6,257,000	6,333,924
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,409,000	3,407,205
		14,217,525
Insurance-2.02%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/2027(b)	9,387,000	9,285,650
USI, Inc., 7.50%, 01/15/2032(b)	7,763,000	7,912,841
		17,198,491
	Principal Amount	Value
Interactive Media & Services-2.16%
Discovery Global Holdings, Inc., 3.76%, 03/15/2027	$13,400,000	$ 13,334,406
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	5,051,000	5,034,730
		18,369,136
IT Services-1.59%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	5,632,000	5,631,087
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)	7,510,000	7,901,639
		13,532,726
Machinery-2.11%
Chart Industries, Inc.
7.50%, 01/01/2030(b)	6,933,000	7,186,110
9.50%, 01/01/2031(b)	6,387,000	6,717,323
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	4,041,652	4,047,185
		17,950,618
Media-9.27%
Belo Corp.
7.75%, 06/01/2027	2,506,000	2,564,357
7.25%, 09/15/2027	3,000,000	3,078,693
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	13,695,000	13,692,881
CSC Holdings LLC, 5.50%, 04/15/2027(b)	14,508,000	10,458,614
DISH Network Corp., 11.75%, 11/15/2027(b)	35,728,000	36,833,603
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	12,108,000	12,095,834
		78,723,982
Metals & Mining-1.15%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)(c)	9,390,000	9,807,836
Mortgage REITs-1.23%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	4,195,000	4,146,984
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	6,257,000	6,258,603
		10,405,587
Oil, Gas & Consumable Fuels-5.79%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	3,127,000	3,569,361
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	6,257,000	6,526,407
Crescent Energy Finance LLC, 9.75%, 10/15/2030(b)	2,970,000	3,166,050
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	4,376,000	4,422,171
Murphy Oil USA, Inc., 5.63%, 05/01/2027	3,320,000	3,322,125
NuStar Logistics L.P., 5.63%, 04/28/2027	6,880,000	6,906,949
SM Energy Co., 6.63%, 01/15/2027	5,217,000	5,227,053

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P.
5.88%, 07/15/2027(b)	$6,245,000	$6,256,878
7.25%, 05/01/2032(b)	9,385,000	9,828,685
		49,225,679
Passenger Airlines-0.60%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	5,045,000	5,078,262
Personal Care Products-1.23%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)(c)	10,511,000	10,442,330
Professional Services-0.59%
Korn Ferry, 4.63%, 12/15/2027(b)	5,009,000	4,974,259
Real Estate Management & Development-0.79%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/2030(b)	6,255,000	6,743,541
Retail REITs-0.72%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	6,230,000	6,154,025
Software-1.33%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	11,264,000	11,336,236
Specialized REITs-1.47%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	12,515,000	12,475,830
Specialty Retail-2.49%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	5,010,000	4,987,364
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	15,645,000	16,189,665
		21,177,029
Textiles, Apparel & Luxury Goods-1.50%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	6,255,000	6,572,260
VF Corp., 2.80%, 04/23/2027(c)	6,255,000	6,125,168
		12,697,428
Total U.S. Dollar Denominated Bonds & Notes (Cost $808,543,245)		806,670,130
	Shares	Value
Money Market Funds-9.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $83,307,928)	83,307,928	$ 83,307,928
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.76% (Cost $891,851,173)		889,978,058
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.01%
Invesco Private Government Fund, 3.58%(d)(e)(f)	30,723,161	30,723,161
Invesco Private Prime Fund, 3.75%(d)(e)(f)	79,762,021	79,777,973
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,496,277)		110,501,134
TOTAL INVESTMENTS IN SECURITIES-117.77% (Cost $1,002,347,450)		1,000,479,192
OTHER ASSETS LESS LIABILITIES-(17.77)%		(150,937,151)
NET ASSETS-100.00%		$849,542,041

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $587,820,696, which represented 69.19% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,465,155	$304,019,575	$(259,176,802)	$-	$-	$83,307,928	$963,297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,838,314	113,082,041	(111,197,194)	-	-	30,723,161	853,496*
Invesco Private Prime Fund	74,984,082	247,423,964	(242,621,813)	(851)	(7,409)	79,777,973	2,311,104*
Total	$142,287,551	$664,525,580	$(612,995,809)	$(851)	$(7,409)	$193,809,062	$4,127,897

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.15%
Aerospace & Defense-0.94%
Bombardier, Inc. (Canada), 6.75%, 06/15/2033(b)	$4,160,000	$ 4,338,057
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	2,219,000	2,186,824
		6,524,881
Automobile Components-5.08%
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	2,557,000	2,265,093
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	2,777,000	2,738,457
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	4,158,000	4,236,137
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	2,777,000	2,746,240
Tenneco, Inc., 8.00%, 11/17/2028(b)	10,533,000	10,560,733
United Rentals (North America), Inc., 4.88%, 01/15/2028	9,258,000	9,268,212
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)(c)	3,335,000	3,416,718
		35,231,590
Automobiles-0.46%
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	3,600,000	3,206,465
Biotechnology-1.71%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	2,441,000	2,221,263
Genmab A/S (Denmark), 7.25%, 12/15/2033(b)(c)	5,540,000	5,771,910
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	3,904,000	3,846,048
		11,839,221
Building Products-1.25%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	2,081,000	2,154,330
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	3,239,000	3,224,254
9.75%, 07/15/2028(b)	843,000	845,812
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	2,496,000	2,483,504
		8,707,900
Capital Markets-1.33%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	5,545,000	5,324,608
FS KKR Capital Corp., 3.13%, 10/12/2028	4,160,000	3,917,961
		9,242,569
Chemicals-5.95%
Celanese US Holdings LLC, 7.35%, 11/15/2028	4,140,000	4,320,347
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	3,293,000	3,289,170
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	2,910,000	2,834,835
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	3,046,000	3,046,703
	Principal Amount	Value
Chemicals-(continued)
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	$4,433,000	$ 4,320,484
HB Fuller Co., 4.25%, 10/15/2028(c)	1,641,000	1,620,217
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)(c)	1,915,000	1,681,990
Ingevity Corp., 3.88%, 11/01/2028(b)	3,047,000	2,944,501
LSB Industries, Inc., 6.25%, 10/15/2028(b)	2,432,000	2,442,528
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)(c)	2,222,000	2,212,945
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	4,516,000	4,401,522
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	6,100,000	6,035,234
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	2,197,000	2,151,631
		41,302,107
Commercial Services & Supplies-3.04%
Allied Universal Holdco LLC
4.63%, 06/01/2028(b)	4,294,000	4,236,083
4.63%, 06/01/2028(b)(c)	6,798,000	6,702,753
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	2,221,000	2,262,380
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	4,155,000	4,077,813
Madison IAQ LLC, 4.13%, 06/30/2028(b)	3,885,000	3,839,193
		21,118,222
Communications Equipment-0.32%
Viasat, Inc., 6.50%, 07/15/2028(b)	2,197,000	2,194,798
Construction & Engineering-0.65%
Fluor Corp., 4.25%, 09/15/2028(c)	2,808,000	2,761,487
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	1,777,000	1,789,800
		4,551,287
Construction Materials-0.40%
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	2,777,000	2,751,919
Consumer Finance-3.09%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	3,322,000	3,474,310
Enova International, Inc., 11.25%, 12/15/2028(b)	2,197,000	2,321,603
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,640,000	1,740,102
FirstCash, Inc., 4.63%, 09/01/2028(b)	2,777,000	2,738,969
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	3,046,000	2,987,270
Navient Corp., 4.88%, 03/15/2028(c)	2,777,000	2,723,261
OneMain Finance Corp., 3.88%, 09/15/2028	3,322,000	3,215,697
PRA Group, Inc., 8.38%, 02/01/2028(b)	2,184,000	2,221,146
		21,422,358
Consumer Staples Distribution & Retail-2.52%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	4,160,000	4,206,808

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Aramark Services, Inc., 5.00%, 02/01/2028(b)	$6,379,000	$ 6,372,125
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	2,197,000	2,069,404
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,990,000	1,999,578
US Foods, Inc., 6.88%, 09/15/2028(b)(c)	2,769,000	2,839,870
		17,487,785
Containers & Packaging-2.38%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	3,331,000	3,201,796
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,467,000	2,460,218
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	2,497,000	2,418,026
Iris Holding, Inc., 10.00%, 12/15/2028(b)(c)	2,197,000	1,811,287
Silgan Holdings, Inc., 4.13%, 02/01/2028	3,162,000	3,123,543
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	3,442,000	3,473,794
		16,488,664
Diversified REITs-0.45%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	3,163,000	3,154,840
Diversified Telecommunication Services-0.69%
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	4,738,000	4,775,762
Electric Utilities-0.50%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	3,546,000	3,493,819
Electrical Equipment-1.17%
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(b)	3,880,000	3,987,938
5.63%, 09/29/2028(b)(c)	4,160,000	4,155,080
		8,143,018
Electronic Equipment, Instruments & Components-0.86%
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
4.63%, 05/01/2028(b)	1,900,000	1,783,009
5.00%, 05/01/2028(b)(c)	1,904,000	1,782,761
5.75%, 05/15/2028(b)(c)	2,490,000	2,382,704
		5,948,474
Energy Equipment & Services-0.34%
Oceaneering International, Inc., 6.00%, 02/01/2028	1,101,000	1,112,008
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	1,217,538	1,251,928
		2,363,936
Entertainment-1.00%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	4,242,000	4,221,740
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	2,777,000	2,724,659
		6,946,399
	Principal Amount	Value
Financial Services-1.91%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	$2,222,000	$ 2,171,338
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	3,322,000	3,454,913
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	5,370,000	5,192,956
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	2,770,000	2,412,938
		13,232,145
Food Products-1.37%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	4,433,000	4,392,775
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	2,360,000	2,339,154
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	2,777,000	2,759,398
		9,491,327
Gas Utilities-0.39%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	2,618,000	2,683,334
Health Care Equipment & Supplies-1.54%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	7,670,000	7,928,863
Teleflex, Inc., 4.25%, 06/01/2028(b)	2,777,000	2,742,288
		10,671,151
Health Care Providers & Services-4.64%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	2,497,000	2,487,519
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	8,591,000	8,506,238
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	1,005
LifePoint Health, Inc., 8.38%, 02/15/2032(b)	3,882,000	4,079,535
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	4,433,000	4,370,537
Tenet Healthcare Corp.
4.63%, 06/15/2028	3,323,000	3,302,862
6.13%, 10/01/2028	9,419,000	9,447,841
		32,195,537
Health Care REITs-1.64%
Diversified Healthcare Trust, 4.75%, 02/15/2028(c)	2,777,000	2,716,374
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	8,320,000	8,669,557
		11,385,931
Hotel & Resort REITs-0.90%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	4,020,000	4,022,508
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	2,192,000	2,244,501
		6,267,009
Hotels, Restaurants & Leisure-3.52%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	4,157,000	4,116,468

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	$3,885,000	$ 3,848,978
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	2,275,000	2,229,500
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	1,944,000	1,940,265
MGM Resorts International, 4.75%, 10/15/2028(c)	4,157,000	4,121,266
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	1,648,000	1,661,522
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	3,833,000	3,780,841
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	2,774,000	2,736,664
		24,435,504
Household Durables-2.21%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	1,642,000	1,683,336
LGI Homes, Inc., 8.75%, 12/15/2028(b)(c)	2,221,000	2,304,225
M/I Homes, Inc., 4.95%, 02/01/2028	2,185,000	2,185,965
Newell Brands, Inc., 8.50%, 06/01/2028(b)	6,934,000	7,244,102
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,919,000	1,934,508
		15,352,136
Household Products-1.02%
Central Garden & Pet Co., 5.13%, 02/01/2028	1,648,000	1,646,046
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	3,238,000	3,202,275
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	2,219,000	2,212,333
		7,060,654
Independent Power and Renewable Electricity Producers-1.48%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)	1,726,000	1,697,722
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	4,714,000	4,681,527
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	3,885,000	3,864,450
		10,243,699
Insurance-1.01%
Alliant Holdings Intermediate LLC, 6.75%, 04/15/2028(b)	6,930,000	6,997,810
Interactive Media & Services-0.70%
Cars.com, Inc., 6.38%, 11/01/2028(b)	2,194,000	2,153,543
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	2,777,000	2,740,705
		4,894,248
IT Services-2.55%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	2,197,000	2,211,467
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	5,264,000	5,118,620
ASGN, Inc., 4.63%, 05/15/2028(b)(c)	3,047,000	2,824,738
	Principal Amount	Value
IT Services-(continued)
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	$5,710,000	$ 5,931,759
Virtusa Corp., 7.13%, 12/15/2028(b)	1,918,000	1,602,875
		17,689,459
Machinery-1.76%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	1,918,000	1,867,589
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	2,768,000	2,899,596
Titan International, Inc., 7.00%, 04/30/2028(c)	2,210,000	2,210,006
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	3,286,000	3,370,431
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	2,221,000	1,890,558
		12,238,180
Media-12.36%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	7,290,000	7,552,329
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	13,857,000	13,727,163
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	4,625,000	4,638,718
7.50%, 03/15/2033(b)	4,990,000	5,239,974
Discovery Communications LLC, 3.95%, 03/20/2028	6,922,000	6,892,997
DISH DBS Corp.
7.38%, 07/01/2028	5,538,000	5,373,502
5.75%, 12/01/2028(b)	13,863,000	13,615,677
GCI LLC, 4.75%, 10/15/2028(b)	3,322,000	3,208,235
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	1,513,000	1,443,659
Lamar Media Corp., 3.75%, 02/15/2028	3,299,000	3,237,018
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	4,596,000	4,571,807
Nexstar Media, Inc., 4.75%, 11/01/2028(b)	5,545,000	5,461,076
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	11,089,000	10,807,924
		85,770,079
Metals & Mining-0.27%
Constellium SE, 5.63%, 06/15/2028(b)	1,784,000	1,786,456
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	70,000	72,745
		1,859,201
Mortgage REITs-0.71%
Arbor Realty SR, Inc., 8.50%, 12/15/2028(b)(c)	2,220,000	2,199,042
Starwood Property Trust, Inc., 5.25%, 10/15/2028(b)	2,770,000	2,764,123
		4,963,165
Oil, Gas & Consumable Fuels-6.41%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	1,783,000	1,830,606
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	1,180,000	1,150,781

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	$2,768,000	$ 2,935,243
CVR Energy, Inc., 5.75%, 02/15/2028(b)	1,001,000	1,001,717
Global Marine, Inc., 7.00%, 06/01/2028	1,158,000	1,167,727
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	5,825,000	5,951,863
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	2,196,000	2,252,799
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(b)	2,775,000	2,891,386
SM Energy Co.
8.38%, 07/01/2028(b)	2,869,000	2,943,580
6.50%, 07/15/2028	2,093,000	2,097,000
9.63%, 06/15/2033(b)(c)	4,160,000	4,632,963
Sunoco L.P./Sunoco Finance Corp., 7.00%, 09/15/2028(b)	2,777,000	2,843,801
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	12,479,000	12,761,699
		44,461,165
Paper & Forest Products-0.80%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	1,676,000	1,653,074
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	1,508,000	1,223,916
Domtar Corp., 6.75%, 10/01/2028(b)	3,560,000	2,646,758
		5,523,748
Passenger Airlines-0.94%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	4,156,000	4,218,145
Avianca Midco 2 PLC (Colombia), 9.00%, 12/01/2028(b)	2,305,665	2,291,321
		6,509,466
Personal Care Products-0.60%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	4,155,000	4,142,336
Pharmaceuticals-4.35%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,784,000	1,783,332
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	3,330,000	3,453,580
Bausch Health Cos., Inc. (Canada)
4.88%, 06/01/2028(b)	4,452,000	4,120,170
11.00%, 09/30/2028(b)	4,927,000	5,146,917
Elanco Animal Health, Inc., 6.40%, 08/28/2028(c)	4,056,000	4,171,835
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	11,640,000	11,504,227
		30,180,061
Professional Services-1.79%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	4,928,000	4,769,409
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	4,156,000	4,084,947
KBR, Inc., 4.75%, 09/30/2028(b)	1,368,000	1,356,616
Science Applications International Corp., 4.88%, 04/01/2028(b)	2,197,000	2,189,079
		12,400,051
	Principal Amount	Value
Real Estate Management & Development-0.75%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	$3,559,000	$ 3,564,370
Forestar Group, Inc., 5.00%, 03/01/2028(b)	1,646,000	1,647,504
		5,211,874
Semiconductors & Semiconductor Equipment-0.86%
Entegris, Inc., 4.38%, 04/15/2028(b)	2,222,000	2,192,050
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	3,885,000	3,792,245
		5,984,295
Software-2.75%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	1,907,000	1,911,319
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	4,987,000	4,884,297
GoTo Group, Inc., 5.50%, 05/01/2028(b)	1,977,000	1,556,888
NCR Voyix Corp., 5.00%, 10/01/2028(b)	3,600,000	3,540,342
PTC, Inc., 4.00%, 02/15/2028(b)	2,768,000	2,722,526
Rocket Software, Inc., 9.00%, 11/28/2028(b)(c)	4,433,000	4,473,699
		19,089,071
Specialized REITs-1.04%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	4,438,000	4,440,361
5.00%, 07/15/2028(b)	2,770,000	2,768,358
		7,208,719
Specialty Retail-1.57%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	2,246,000	2,231,441
Bath & Body Works, Inc., 5.25%, 02/01/2028	2,469,000	2,477,069
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	4,160,000	4,048,822
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	2,197,000	2,177,360
		10,934,692
Tobacco-0.25%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	1,640,000	1,706,999
Trading Companies & Distributors-1.72%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)	5,545,000	5,541,556
Herc Holdings, Inc., 7.25%, 06/15/2033(b)(c)	6,101,000	6,370,524
		11,912,080
Wireless Telecommunication Services-0.21%
Getty Images, Inc., 14.00%, 03/01/2028(b)(c)	1,610,000	1,461,075
Total U.S. Dollar Denominated Bonds & Notes (Cost $677,898,993)		681,052,215

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(g)(h) (Cost $6,766,656)	6,766,656	$ 6,766,656
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $684,665,649)		687,818,871
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.24%
Invesco Private Government Fund, 3.58%(g)(h)(i)	23,624,213	23,624,213
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(g)(h)(i)	61,325,799	$ 61,338,064
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,956,981)		84,962,277
TOTAL INVESTMENTS IN SECURITIES-111.37% (Cost $769,622,630)		772,781,148
OTHER ASSETS LESS LIABILITIES-(11.37)%		(78,906,187)
NET ASSETS-100.00%		$693,874,961

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $587,690,734, which represented 84.70% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,584,704	$155,120,011	$(160,938,059)	$-	$-	$6,766,656	$252,641
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,953,069	118,675,196	(114,004,052)	-	-	23,624,213	877,144*
Invesco Private Prime Fund	49,343,748	279,078,609	(267,073,486)	2,061	(12,868)	61,338,064	2,381,411*
Total	$80,881,521	$552,873,816	$(542,015,597)	$2,061	$(12,868)	$91,728,933	$3,511,196

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.79%
Aerospace & Defense-3.70%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$1,591,000	$ 1,635,222
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	908,000	880,122
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	6,003,800	6,142,603
TransDigm, Inc.
4.63%, 01/15/2029	2,763,000	2,724,459
6.38%, 03/01/2029(b)	6,327,000	6,459,140
4.88%, 05/01/2029	1,703,000	1,684,521
		19,526,067
Automobile Components-2.15%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,377,000	1,348,069
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	1,359,000	1,332,853
Belron Group S.A. (United Kingdom), 5.75%, 10/15/2029(b)	2,570,000	2,593,187
Champions Financing, Inc., 8.75%, 02/15/2029(b)	1,360,000	1,315,454
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	1,944,000	1,857,718
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	2,116,000	2,108,641
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	793,000	777,009
		11,332,931
Automobiles-0.42%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	1,137,000	1,148,686
Thor Industries, Inc., 4.00%, 10/15/2029(b)	1,137,000	1,075,862
		2,224,548
Banks-0.61%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	1,727,000	1,734,875
Trident Energy Finance PLC (United Kingdom), 12.50%, 11/30/2029(b)	1,380,000	1,469,238
		3,204,113
Beverages-0.63%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	1,644,000	1,649,515
4.38%, 04/30/2029(b)	1,696,000	1,666,986
		3,316,501
Broadline Retail-0.96%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	4,625,000	5,057,825
	Principal Amount	Value
Building Products-0.33%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	$674,000	$ 658,476
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/2029(b)	1,157,000	1,069,852
		1,728,328
Capital Markets-1.75%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	922,000	924,686
Armor Holdco, Inc., 8.50%, 11/15/2029(b)(c)	797,000	804,591
FS KKR Capital Corp.
7.88%, 01/15/2029	910,000	937,036
6.88%, 08/15/2029	1,360,000	1,365,843
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(c)	1,581,000	1,569,879
4.38%, 02/01/2029	1,517,000	1,314,424
10.00%, 11/15/2029(b)	2,306,000	2,311,359
		9,227,818
Chemicals-4.46%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	1,616,000	1,543,385
Celanese US Holdings LLC, 7.33%, 07/15/2029	1,730,000	1,811,332
Chemours Co. (The), 4.63%, 11/15/2029(b)(c)	1,408,000	1,352,180
FMC Corp., 3.45%, 10/01/2029	1,134,000	1,037,238
Huntsman International LLC, 4.50%, 05/01/2029	1,730,000	1,676,364
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	1,667,000	1,660,313
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)(c)	908,000	867,821
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	1,044,000	984,565
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	908,000	905,552
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	1,616,000	1,614,693
Olin Corp., 5.63%, 08/01/2029	1,520,000	1,512,383
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	917,000	903,445
Rain Carbon, Inc., 12.25%, 09/01/2029(b)(c)	1,022,000	1,087,179
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	1,616,000	1,600,484
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	931,000	908,340
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	1,558,000	1,529,084
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	2,645,000	2,535,343
		23,529,701
Commercial Services & Supplies-5.77%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,308,000	1,205,018

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	$2,303,000	$ 2,213,060
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	2,209,000	2,192,803
APi Group DE, Inc.
4.13%, 07/15/2029(b)	764,000	738,578
4.75%, 10/15/2029(b)	633,000	622,999
Brink’s Co. (The), 6.50%, 06/15/2029(b)	907,000	930,091
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	678,000	677,070
CoreCivic, Inc., 8.25%, 04/15/2029	1,148,000	1,197,333
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	600,000	634,500
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	1,136,000	1,169,387
Deluxe Corp.
8.00%, 06/01/2029(b)	1,080,000	1,095,590
8.13%, 09/15/2029(b)	1,022,000	1,068,351
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	1,414,000	1,368,581
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	1,135,000	1,111,628
GEO Group, Inc. (The), 8.63%, 04/15/2029	1,501,000	1,566,507
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	1,730,000	1,704,669
4.38%, 08/15/2029(b)	1,251,000	1,218,999
Madison IAQ LLC, 5.88%, 06/30/2029(b)	2,382,000	2,383,991
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	1,077,000	1,087,318
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	2,415,000	2,505,852
10.88%, 08/01/2029(b)	1,080,000	1,116,827
Reworld Holding Corp., 4.88%, 12/01/2029(b)	1,760,000	1,671,381
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	1,116,000	1,002,843
		30,483,376
Communications Equipment-0.16%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	906,000	860,211
Construction & Engineering-0.84%
Arcosa, Inc., 4.38%, 04/15/2029(b)	908,000	888,098
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)	792,000	750,508
Dycom Industries, Inc., 4.50%, 04/15/2029(b)(c)	1,137,000	1,117,718
Tutor Perini Corp., 11.88%, 04/30/2029(b)	908,000	991,284
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	797,000	687,597
		4,435,205
Construction Materials-0.39%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	908,000	907,235
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	1,137,000	1,166,331
		2,073,566
Consumer Finance-2.02%
Enova International, Inc., 9.13%, 08/01/2029(b)	1,137,000	1,191,864
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	1,357,000	1,277,173
Navient Corp., 5.50%, 03/15/2029(c)	1,730,000	1,661,810
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.63%, 05/15/2029	$2,074,000	$2,108,922
5.38%, 11/15/2029	1,680,000	1,640,364
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)(c)	768,000	672,147
PRA Group, Inc., 5.00%, 10/01/2029(b)(c)	802,000	760,949
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	1,363,000	1,329,971
		10,643,200
Consumer Staples Distribution & Retail-2.35%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	3,106,000	2,965,287
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	908,000	864,452
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	2,303,000	2,408,125
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	2,304,000	2,233,603
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,960,000	1,897,466
US Foods, Inc., 4.75%, 02/15/2029(b)	2,074,000	2,046,595
		12,415,528
Containers & Packaging-1.40%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	2,418,000	2,295,554
Ball Corp., 6.00%, 06/15/2029	2,305,000	2,346,299
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	1,136,000	1,125,818
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	798,000	758,300
TriMas Corp., 4.13%, 04/15/2029(b)	908,000	872,799
		7,398,770
Distributors-0.34%
Gates Corp., 6.88%, 07/01/2029(b)	1,137,000	1,171,999
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	680,000	646,668
		1,818,667
Diversified Consumer Services-0.62%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	908,000	869,451
Service Corp. International, 5.13%, 06/01/2029	1,731,000	1,730,422
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	687,000	656,869
		3,256,742
Diversified REITs-0.48%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	2,554,000	2,525,479
Diversified Telecommunication Services-1.46%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	4,550,000	4,810,110

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	$1,844,000	$ 1,736,627
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	100,000	97,126
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	618,000	597,380
5.38%, 06/15/2029(b)	476,000	465,896
		7,707,139
Electric Utilities-1.51%
DPL LLC, 4.35%, 04/15/2029	786,000	759,598
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	850,000	812,473
NRG Energy, Inc.
3.38%, 02/15/2029(b)	1,136,000	1,084,696
5.25%, 06/15/2029(b)	1,691,000	1,683,118
5.75%, 07/15/2029(b)	1,841,000	1,843,384
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)	1,730,000	1,802,862
		7,986,131
Electrical Equipment-0.40%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	2,072,000	2,121,050
Electronic Equipment, Instruments & Components-2.28%
Coherent Corp., 5.00%, 12/15/2029(b)	2,280,000	2,257,913
Ingram Micro, Inc., 4.75%, 05/15/2029(b)	4,608,000	4,532,112
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(b)	1,585,000	1,463,221
9.50%, 05/30/2029(b)	1,780,000	1,666,329
9.00%, 08/01/2029(b)	1,130,000	1,040,961
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	1,136,000	1,100,904
		12,061,440
Energy Equipment & Services-1.13%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	680,000	715,511
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	908,000	917,492
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	1,902,000	1,984,603
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	2,299,000	2,369,668
		5,987,274
Entertainment-0.76%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	818,000	714,359
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	908,000	934,863
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	1,136,000	1,117,461
Playtika Holding Corp., 4.25%, 03/15/2029(b)(c)	1,357,000	1,220,133
		3,986,816
	Principal Amount	Value
Financial Services-3.90%
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)(c)	$920,000	$796,332
12.25%, 11/01/2029(b)	563,000	568,671
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	2,370,590	2,270,685
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	2,591,000	2,700,120
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	905,000	931,388
Hightower Holding LLC, 6.75%, 04/15/2029(b)	679,000	680,543
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	1,384,000	1,355,638
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	908,000	954,618
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	1,501,000	1,434,406
7.88%, 12/15/2029(b)	1,731,000	1,798,706
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	1,587,000	1,560,907
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	1,365,000	1,367,966
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,210,000	1,265,558
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	1,386,000	1,343,508
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	1,616,000	1,544,614
		20,573,660
Gas Utilities-0.35%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	1,899,000	1,863,666
Ground Transportation-0.62%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	679,000	662,715
Hertz Corp. (The), 12.63%, 07/15/2029(b)(c)	2,882,000	2,627,252
		3,289,967
Health Care Providers & Services-2.88%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	1,080,000	1,057,693
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	676,000	670,671
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	1,844,000	1,752,221
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	1,462,000	1,448,740
HealthEquity, Inc., 4.50%, 10/01/2029(b)	1,358,000	1,323,185
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	1,132,000	1,096,969
Option Care Health, Inc., 4.38%, 10/31/2029(b)	1,136,000	1,093,476
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	3,450,000	3,610,741
Tenet Healthcare Corp., 4.25%, 06/01/2029	3,220,000	3,140,892
		15,194,588

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Technology-0.42%
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	$2,303,000	$ 2,209,173
Hotel & Resort REITs-1.17%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	1,728,000	1,688,658
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	903,000	920,832
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	1,358,000	1,334,273
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	1,137,000	1,085,643
XHR L.P., 4.88%, 06/01/2029(b)	1,135,000	1,120,200
		6,149,606
Hotels, Restaurants & Leisure-5.40%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	684,000	653,619
Boyne USA, Inc., 4.75%, 05/15/2029(b)	1,564,000	1,541,692
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	2,762,000	2,662,994
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	2,303,000	2,247,313
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	1,220,000	1,204,218
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	1,252,000	1,271,780
3.75%, 05/01/2029(b)	1,844,000	1,785,077
Hilton Grand Vacations Borrower LLC, 5.00%, 06/01/2029(b)	1,960,000	1,908,131
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	1,136,000	1,164,516
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	1,159,000	986,886
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	1,136,000	1,096,498
MGM Resorts International, 6.13%, 09/15/2029	1,960,000	1,989,839
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	1,730,000	1,684,769
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	908,000	873,194
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	907,000	868,965
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(b)	2,300,000	2,395,425
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)(c)	1,672,000	1,628,330
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	1,136,000	1,101,400
Travel + Leisure Co., 4.50%, 12/01/2029(b)	1,474,000	1,425,257
		28,489,903
Household Durables-1.62%
Century Communities, Inc., 3.88%, 08/15/2029(b)	1,130,000	1,067,951
	Principal Amount	Value
Household Durables-(continued)
LGI Homes, Inc., 4.00%, 07/15/2029(b)	$678,000	$ 622,768
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	851,000	888,800
Newell Brands, Inc., 6.63%, 09/15/2029(c)	1,137,000	1,138,750
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	1,414,000	1,385,055
Wayfair LLC, 7.25%, 10/31/2029(b)	1,844,000	1,898,837
Whirlpool Corp., 4.75%, 02/26/2029	1,613,000	1,525,321
		8,527,482
Household Products-0.33%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	1,825,000	1,758,197
Insurance-2.68%
Acrisure LLC, 4.25%, 02/15/2029(b)	1,615,000	1,532,380
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	2,131,000	2,104,189
8.50%, 06/15/2029(b)	1,137,000	1,122,328
6.00%, 08/01/2029(b)	1,137,000	1,067,077
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	907,000	948,199
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	1,033,000	1,009,705
AmWINS Group LLC, 6.38%, 02/15/2029(b)	1,731,000	1,752,205
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	1,794,000	1,732,601
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	1,673,000	1,655,070
HUB International Ltd., 5.63%, 12/01/2029(b)	1,251,000	1,233,394
		14,157,148
Interactive Media & Services-0.74%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	3,126,000	3,117,685
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	792,000	792,855
		3,910,540
IT Services-0.97%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	7,000	7,200
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	1,178,000	1,020,686
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/2029(b)	460,000	381,800
Twilio, Inc., 3.63%, 03/15/2029(c)	1,137,000	1,095,478
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	1,386,000	1,424,073
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	1,500,000	1,177,018
		5,106,255
Leisure Products-0.13%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)(c)	723,000	699,494
Machinery-0.96%
ESAB Corp., 6.25%, 04/15/2029(b)	1,589,000	1,619,680

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)(c)	$1,023,000	$ 988,901
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,137,000	1,113,765
Terex Corp., 5.00%, 05/15/2029(b)	1,357,000	1,349,191
		5,071,537
Media-9.84%
Altice-International (Financing S.A) (Luxembourg), 5.75%, 08/15/2029(b)	4,715,000	3,420,671
AMC Networks, Inc., 4.25%, 02/15/2029	627,000	556,626
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	3,451,000	3,389,597
6.38%, 09/01/2029(b)	3,450,000	3,467,912
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	2,088,000	2,099,626
CMG Media Corp., 8.88%, 06/18/2029(b)	1,300,000	1,049,902
Discovery Communications LLC, 4.13%, 05/15/2029	1,524,000	1,446,022
DISH DBS Corp., 5.13%, 06/01/2029	3,455,000	3,129,906
EchoStar Corp., 10.75%, 11/30/2029	12,672,000	13,779,343
Gray Media, Inc., 10.50%, 07/15/2029(b)	2,594,000	2,747,399
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	1,654,000	1,604,625
Lamar Media Corp., 4.88%, 01/15/2029	907,000	900,827
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	1,359,000	1,365,218
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	1,137,000	1,110,570
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	1,184,000	1,100,273
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	2,878,000	2,868,383
Stagwell Global LLC, 5.63%, 08/15/2029(b)	2,534,000	2,468,049
Univision Communications, Inc., 4.50%, 05/01/2029(b)	2,419,000	2,301,248
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	3,279,000	3,153,803
		51,960,000
Metals & Mining-1.61%
ATI, Inc., 4.88%, 10/01/2029	735,000	727,271
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	833,000	810,399
6.88%, 11/01/2029(b)	2,074,000	2,122,332
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	660,000	655,447
Constellium SE, 3.75%, 04/15/2029(b)	1,136,000	1,100,424
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,232,000	1,241,350
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	1,136,000	1,087,169
TMS International Corp., 6.25%, 04/15/2029(b)	792,000	778,786
		8,523,178
Mortgage REITs-1.01%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)(c)	1,060,000	1,059,667
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	1,022,000	1,061,299
	Principal Amount	Value
Mortgage REITs-(continued)
Rithm Capital Corp., 8.00%, 04/01/2029(b)	$1,787,000	$ 1,793,029
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	1,364,000	1,416,229
		5,330,224
Office REITs-0.45%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	1,245,000	1,314,129
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	1,129,000	1,061,444
		2,375,573
Oil, Gas & Consumable Fuels-9.91%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	2,303,000	2,403,183
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	1,147,000	1,146,080
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	1,137,000	1,170,148
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	1,386,000	1,429,784
California Resources Corp., 8.25%, 06/15/2029(b)	1,248,000	1,307,149
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	2,494,000	2,570,693
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	2,819,000	2,771,820
6.75%, 03/01/2029(b)	907,000	892,951
Crescent Energy Finance LLC, 7.75%, 07/31/2029(b)	586,000	588,450
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	2,237,000	2,329,914
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1,386,000	1,438,960
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	1,500,000	1,540,911
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	1,386,000	1,383,631
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	1,731,000	1,803,302
ITT Holdings LLC, 6.50%, 08/01/2029(b)	2,805,000	2,789,661
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	1,137,000	1,154,718
Murphy Oil USA, Inc., 4.75%, 09/15/2029	1,137,000	1,118,633
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	2,074,000	2,155,823
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	904,000	942,975
SM Energy Co., 6.75%, 08/01/2029(b)	1,730,000	1,774,738
Sunoco L.P.
7.00%, 05/01/2029(b)	1,730,000	1,786,971
4.50%, 10/01/2029(b)	1,794,000	1,747,098
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(c)	1,845,000	1,808,827
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,845,000	1,910,737
Talos Production, Inc., 9.00%, 02/01/2029(b)	1,414,000	1,477,220
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	905,000	911,007

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	$1,616,000	$ 1,592,634
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	6,911,000	7,527,116
W&T Offshore, Inc., 10.75%, 02/01/2029(b)(c)	798,000	824,972
		52,300,106
Paper & Forest Products-0.20%
Magnera Corp., 4.75%, 11/15/2029(b)	1,136,000	1,064,383
Passenger Airlines-0.68%
OneSky Flight LLC, 8.88%, 12/15/2029(b)	1,252,000	1,321,467
United Airlines Holdings, Inc., 4.88%, 03/01/2029	2,300,000	2,275,314
		3,596,781
Personal Care Products-0.21%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	1,136,000	1,086,464
Pharmaceuticals-0.79%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	1,138,000	1,099,056
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	1,360,000	1,277,278
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	1,823,000	1,800,008
		4,176,342
Professional Services-0.71%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	795,000	768,182
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	2,068,000	1,895,344
TriNet Group, Inc., 3.50%, 03/01/2029(b)	1,136,000	1,062,869
		3,726,395
Real Estate Management & Development-1.00%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	1,266,000	1,250,248
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	1,501,000	1,450,314
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	1,445,000	1,426,157
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	1,167,000	1,170,211
		5,296,930
Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	791,000	760,365
Semiconductors & Semiconductor Equipment-0.59%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	1,300,000	1,379,625
Entegris, Inc., 3.63%, 05/01/2029(b)	907,000	866,878
Synaptics, Inc., 4.00%, 06/15/2029(b)	908,000	870,374
		3,116,877
Software-4.85%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	9,215,000	9,149,742
9.00%, 09/30/2029(b)	8,838,000	8,740,612
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	1,158,000	952,472
	Principal Amount	Value
Software-(continued)
Elastic N.V., 4.13%, 07/15/2029(b)	$1,308,000	$ 1,253,138
Ellucian Holdings, Inc., 6.50%, 12/01/2029(b)	1,615,000	1,597,601
NCR Voyix Corp., 5.13%, 04/15/2029(b)	918,000	899,380
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	1,960,000	1,800,150
Rocket Software, Inc., 6.50%, 02/15/2029(b)	1,309,000	1,225,400
		25,618,495
Specialized REITs-0.87%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	2,304,000	2,353,536
4.88%, 09/15/2029(b)	2,304,000	2,264,914
		4,618,450
Specialty Retail-4.41%
Arko Corp., 5.13%, 11/15/2029(b)(c)	1,023,000	939,918
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	1,844,000	1,791,822
At Home Group, Inc., 0.00%, 07/15/2029(d)	20,000	221
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,730,000	1,620,432
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	1,194,000	1,166,998
11.50%, 08/15/2029(b)	1,221,000	1,264,724
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	2,304,000	2,250,378
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,844,000	1,768,281
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	1,137,000	1,090,296
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,500,000	1,471,044
Staples, Inc., 10.75%, 09/01/2029(b)	5,697,000	5,424,749
Upbound Group, Inc., 6.38%, 02/15/2029(b)	1,022,000	1,012,483
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	1,137,000	1,123,004
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	1,357,000	1,310,763
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)(c)	1,023,000	1,062,571
		23,297,684
Technology Hardware, Storage & Peripherals-0.21%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	1,090,000	1,120,787
Textiles, Apparel & Luxury Goods-0.53%
Crocs, Inc., 4.25%, 03/15/2029(b)	795,000	771,047
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	907,000	869,110
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	1,251,000	1,179,633
		2,819,790
Trading Companies & Distributors-0.69%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)	1,137,000	1,091,208

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-(continued)
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	$679,000	$ 666,032
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	1,844,000	1,890,227
		3,647,467
Total U.S. Dollar Denominated Bonds & Notes (Cost $514,058,848)		516,345,933
	Shares
Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $3,372,512)	3,372,512	3,372,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.43% (Cost $517,431,360)		519,718,445
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 3.58%(e)(f)(g)	6,060,447	$ 6,060,447
Invesco Private Prime Fund, 3.75%(e)(f)(g)	15,738,687	15,741,835
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,801,098)		21,802,282
TOTAL INVESTMENTS IN SECURITIES-102.56% (Cost $539,232,458)		541,520,727
OTHER ASSETS LESS LIABILITIES-(2.56)%		(13,539,723)
NET ASSETS-100.00%		$527,981,004

Investment Abbreviations:
CPI	-Consumer Price Index
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $436,386,508, which represented 82.65% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,104,479	$77,957,363	$(77,689,330)	$-	$-	$3,372,512	$113,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,046,254	39,817,129	(39,802,936)	-	-	6,060,447	174,239*
Invesco Private Prime Fund	15,740,268	74,051,902	(74,048,092)	331	(2,574)	15,741,835	472,861*
Total	$24,891,001	$191,826,394	$(191,540,358)	$331	$(2,574)	$25,174,794	$760,194

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.63%
Aerospace & Defense-1.38%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$1,520,000	$ 1,553,100
TransDigm, Inc., 6.88%, 12/15/2030(b)	2,200,000	2,269,575
		3,822,675
Air Freight & Logistics-0.86%
Rand Parent LLC, 8.50%, 02/15/2030(b)	1,293,000	1,333,668
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	1,065,000	1,032,789
		2,366,457
Automobile Components-2.12%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	1,060,000	1,094,026
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,515,000	1,566,949
Dana, Inc., 4.25%, 09/01/2030	342,000	326,910
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/2030	760,000	743,613
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	895,000	902,354
6.75%, 04/23/2030(b)	1,215,000	1,210,355
		5,844,207
Automobiles-0.57%
Nissan Motor Co. Ltd. (Japan), 7.50%, 07/17/2030(b)	1,510,000	1,565,081
Banks-0.59%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	1,595,000	1,638,497
Building Products-1.18%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	761,000	771,221
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	761,000	711,503
Park River Holdings, Inc., 8.75%, 12/31/2030(b)	820,000	798,456
White Cap Supply Holdings LLC, 7.38%, 11/15/2030(b)	974,000	971,588
		3,252,768
Capital Markets-0.74%
FS KKR Capital Corp., 6.13%, 01/15/2030	1,060,000	1,038,073
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	1,060,000	1,009,252
		2,047,325
Chemicals-1.89%
Avient Corp., 7.13%, 08/01/2030(b)	1,103,000	1,123,191
Celanese US Holdings LLC
6.50%, 04/15/2030	1,060,000	1,087,612
7.55%, 11/15/2030	1,520,000	1,618,168
Maxam Prill S.a.r.l. (Luxembourg), 7.75%, 07/15/2030(b)	755,000	778,607
Tronox, Inc., 9.13%, 09/30/2030(b)(c)	610,000	617,055
		5,224,633
	Principal Amount	Value
Commercial Services & Supplies-1.84%
Allied Universal Holdco LLC, 6.88%, 06/15/2030(b)	$1,590,000	$ 1,627,200
Sabre GLBL, Inc., 11.13%, 07/15/2030(b)	2,010,000	1,793,925
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(b)	840,000	882,161
VT Topco, Inc., 8.50%, 08/15/2030(b)(c)	763,000	784,109
		5,087,395
Communications Equipment-0.21%
Ciena Corp., 4.00%, 01/31/2030(b)	598,000	574,274
Construction & Engineering-0.70%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)(c)	2,180,000	1,929,426
Construction Materials-0.54%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(b)(c)	764,000	719,545
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	755,000	777,091
		1,496,636
Consumer Finance-3.78%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(b)	605,000	611,489
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	760,000	766,745
FirstCash, Inc., 5.63%, 01/01/2030(b)	831,000	830,226
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)	608,000	546,423
7.38%, 10/01/2030(b)(c)	610,000	548,271
LFS Topco LLC, 8.75%, 07/15/2030(b)	548,000	545,970
Navient Corp., 9.38%, 07/25/2030	762,000	776,834
OneMain Finance Corp.
7.88%, 03/15/2030	1,065,000	1,108,956
6.13%, 05/15/2030	1,140,000	1,136,003
4.00%, 09/15/2030(c)	1,279,000	1,181,226
PRA Group, Inc., 8.88%, 01/31/2030(b)(c)	838,000	862,187
RFNA L.P., 7.88%, 02/15/2030(b)	760,000	746,214
SLM Corp., 6.50%, 01/31/2030	760,000	770,315
		10,430,859
Consumer Staples Distribution & Retail-0.26%
US Foods, Inc., 4.63%, 06/01/2030(b)	751,000	730,575
Containers & Packaging-5.96%
Ardagh Group S.A., 9.50%, 12/01/2030(b)	2,370,000	2,532,108
Ball Corp., 2.88%, 08/15/2030	1,968,000	1,791,544
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	610,000	620,553
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	756,000	744,221
8.75%, 04/15/2030(b)	1,681,000	1,616,563
Crown Americas LLC, 5.25%, 04/01/2030	760,000	764,295
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	603,000	565,892
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(b)	4,008,000	4,051,475
9.25%, 04/15/2030(b)	1,980,000	1,898,975

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
OI European Group B.V., 4.75%, 02/15/2030(b)	$608,000	$ 578,930
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	1,460,000	1,300,165
		16,464,721
Diversified Consumer Services-0.43%
Service Corp. International, 3.38%, 08/15/2030	1,283,000	1,193,570
Diversified REITs-0.38%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,065,000	1,035,664
Diversified Telecommunication Services-5.43%
Altice France S.A. (France), 6.88%, 10/15/2030(b)	1,274,839	1,256,343
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	3,564,000	3,849,202
Cipher Compute LLC, 7.13%, 11/15/2030(b)	2,630,000	2,744,934
Flash Compute LLC, 7.25%, 12/31/2030(b)	1,975,000	2,038,561
WULF Compute LLC, 7.75%, 10/15/2030(b)	4,863,000	5,112,691
		15,001,731
Electric Utilities-0.28%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	760,000	777,526
Electrical Equipment-0.68%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	1,890,000	1,867,618
Electronic Equipment, Instruments & Components-1.56%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	4,211,000	4,310,394
Energy Equipment & Services-3.62%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	969,000	1,015,961
Noble Finance II LLC, 8.00%, 04/15/2030(b)	2,130,000	2,215,758
SESI L.L.C., 7.88%, 09/30/2030(b)	1,175,000	1,213,647
TGS ASA (Norway), 8.50%, 01/15/2030(b)	830,000	873,568
Tidewater, Inc., 9.13%, 07/15/2030(b)	990,000	1,066,751
Transocean International Ltd., 8.75%, 02/15/2030(b)	1,334,900	1,399,506
Viridien (France), 10.00%, 10/15/2030(b)	550,000	588,498
WBI Operating LLC, 6.25%, 10/15/2030(b)	1,250,000	1,261,400
Weatherford International Ltd., 8.63%, 04/30/2030(b)	360,000	366,598
		10,001,687
Financial Services-3.65%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)(c)	530,000	504,698
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	1,365,000	1,345,398
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	605,000	612,308
Hightower Holding LLC, 9.13%, 01/31/2030(b)	603,000	623,946
	Principal Amount	Value
Financial Services-(continued)
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(b)	$760,000	$ 800,214
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	990,000	1,000,574
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	1,140,000	1,176,004
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,217,000	1,051,956
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(b)	1,140,000	1,197,719
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	608,000	623,417
UWM Holdings LLC, 6.63%, 02/01/2030(b)	1,215,000	1,153,290
		10,089,524
Food Products-1.06%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	1,521,000	1,536,475
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	1,466,000	1,401,279
		2,937,754
Gas Utilities-0.33%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 06/01/2030(b)	840,000	903,843
Ground Transportation-0.31%
Beacon Mobility Corp., 7.25%, 08/01/2030(b)	831,000	860,851
Health Care Equipment & Supplies-0.30%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	751,000	581,486
6.75%, 02/15/2030(b)	293,000	240,969
		822,455
Health Care Providers & Services-6.20%
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	1,860,000	1,693,002
5.25%, 05/15/2030(b)	2,322,000	2,190,162
DaVita, Inc., 4.63%, 06/01/2030(b)	4,163,000	4,047,325
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	974,000	902,016
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)(c)	1,140,000	918,589
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	603,000	597,115
Star Parent, Inc., 9.00%, 10/01/2030(b)	1,518,000	1,595,514
Tenet Healthcare Corp.
4.38%, 01/15/2030	2,197,700	2,127,794
6.13%, 06/15/2030	3,033,000	3,065,377
		17,136,894
Health Care REITs-0.95%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	570,000	586,042
National Mentor Holdings, Inc., 10.50%, 12/15/2030(b)	1,935,000	2,038,091
		2,624,133

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Technology-1.24%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	$3,560,000	$ 3,434,810
Hotel & Resort REITs-0.54%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	840,000	860,514
XHR L.P., 6.63%, 05/15/2030(b)	610,000	625,061
		1,485,575
Hotels, Restaurants & Leisure-5.94%
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	3,037,000	3,075,217
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,820,000	1,821,563
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,746,000	1,705,004
Lindblad Expeditions LLC, 7.00%, 09/15/2030(b)	1,030,000	1,060,864
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	1,140,000	1,190,631
New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	4,389,000	4,162,908
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(b)	915,000	922,981
TKC Holdings, Inc., 8.50%, 08/15/2030(b)	1,674,000	1,713,195
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	762,000	764,298
		16,416,661
Household Durables-3.08%
Dream Finders Homes, Inc., 6.88%, 09/15/2030(b)(c)	460,000	454,339
FXI Holdings, Inc., 11.00%, 11/15/2030(b)	1,205,000	1,008,139
KB Home, 7.25%, 07/15/2030	532,000	544,242
M/I Homes, Inc., 3.95%, 02/15/2030	446,000	424,677
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	905,000	868,657
New Home Co., Inc. (The), 8.50%, 11/01/2030(b)	610,000	616,663
Newell Brands, Inc., 6.38%, 05/15/2030(c)	1,140,000	1,125,826
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	750,000	757,525
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	759,000	751,931
Wayfair LLC, 7.75%, 09/15/2030(b)	1,060,000	1,104,412
Whirlpool Corp., 6.13%, 06/15/2030	910,000	856,713
		8,513,124
Household Products-0.26%
Central Garden & Pet Co., 4.13%, 10/15/2030	752,000	711,822
Independent Power and Renewable Electricity Producers-1.15%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	3,040,000	3,167,041
Insurance-3.08%
Acrisure LLC, 7.50%, 11/06/2030(b)	1,666,000	1,665,295
HUB International Ltd., 7.25%, 06/15/2030(b)	4,971,000	5,104,889
	Principal Amount	Value
Insurance-(continued)
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	$1,100,000	$ 1,122,786
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)(c)	644,000	619,335
		8,512,305
Interactive Media & Services-0.45%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	690,000	655,788
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)(c)	837,000	579,695
		1,235,483
IT Services-1.12%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	3,042,000	3,105,768
Life Sciences Tools & Services-0.55%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	751,000	757,565
IQVIA, Inc., 6.50%, 05/15/2030(b)	755,000	774,809
		1,532,374
Machinery-0.56%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	910,000	977,328
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)	530,000	556,363
		1,533,691
Marine Transportation-0.17%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)	475,000	469,849
Media-5.87%
Advantage Sales & Marketing Inc., 9.00%, 11/15/2030(b)(c)	850,000	707,625
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	819,000	523,934
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	1,309,000	1,364,960
Directv Financing LLC
8.88%, 02/01/2030(b)	1,140,000	1,165,930
8.88%, 02/01/2030(b)	2,430,000	2,494,592
Discovery Communications LLC, 3.63%, 05/15/2030	1,368,000	1,287,630
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	1,140,000	1,089,383
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	1,008,000	926,488
Lamar Media Corp., 4.00%, 02/15/2030	837,000	804,209
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)(c)	2,282,000	2,152,573
Univision Communications, Inc., 7.38%, 06/30/2030(b)	1,364,000	1,359,436
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,385,000	1,138,357
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,370,000	1,193,046
		16,208,163
Metals & Mining-2.51%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	1,065,000	1,117,222
ATI, Inc., 7.25%, 08/15/2030	643,000	668,094
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	1,140,000	1,147,085

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Commercial Metals Co., 4.13%, 01/15/2030	$446,000	$ 428,551
Compass Minerals International, Inc., 8.00%, 07/01/2030(b)	983,000	1,040,293
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)(c)	530,000	561,983
Novelis Corp., 6.88%, 01/30/2030(b)	1,140,000	1,172,132
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	760,000	794,608
		6,929,968
Mortgage REITs-1.53%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)(c)	755,000	709,423
Ellington Financial Operating Partnership LLC, 7.38%, 09/30/2030(b)	600,000	599,989
Rithm Capital Corp., 8.00%, 07/15/2030(b)	754,000	748,878
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	609,000	614,600
6.50%, 07/01/2030(b)	760,000	778,393
6.50%, 10/15/2030(b)	760,000	779,337
		4,230,620
Oil, Gas & Consumable Fuels-9.36%
BKV Upstream Midstream LLC, 7.50%, 10/15/2030(b)	760,000	771,076
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	764,000	791,697
Caturus Energy LLC, 8.50%, 02/15/2030(b)	755,000	791,167
Chord Energy Corp., 6.00%, 10/01/2030(b)	1,140,000	1,154,634
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	605,000	584,399
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	1,466,000	1,386,521
DBR Land Holdings LLC, 6.25%, 12/01/2030(b)	760,000	772,190
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	1,210,000	1,282,069
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	741,000	775,967
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	761,000	756,989
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	1,521,000	1,529,172
NuStar Logistics L.P., 6.38%, 10/01/2030	908,000	943,212
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)(c)	1,210,000	1,294,166
7.88%, 09/15/2030(b)(c)	762,000	780,823
Range Resources Corp., 4.75%, 02/15/2030(b)	754,000	738,234
SM Energy Co., 8.63%, 11/01/2030(b)	1,523,000	1,611,053
Sunoco L.P., 4.63%, 05/01/2030(b)	1,207,000	1,171,647
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	1,207,000	1,173,112
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	1,103,000	1,113,846
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	756,000	780,494
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	2,280,000	2,339,703
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(b)	$2,655,000	$ 2,728,367
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	569,000	574,162
		25,844,700
Passenger Airlines-0.79%
Avianca Midco 2 PLC (Colombia), 9.63%, 02/14/2030(b)(c)	1,500,000	1,461,885
CHC Group LLC, 11.75%, 09/01/2030(b)	830,000	707,020
		2,168,905
Pharmaceuticals-1.06%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	908,000	880,351
Bausch Health Cos., Inc. (Canada), 14.00%, 10/15/2030(b)	530,000	507,072
Harrow, Inc., 8.63%, 09/15/2030(b)	459,000	464,984
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030	1,125,000	1,079,220
		2,931,627
Real Estate Management & Development-1.15%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Series I, 7.00%, 04/15/2030(b)	969,279	978,406
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)(c)	676,000	649,846
Five Point Operating Co., L.P., 8.00%, 10/01/2030(b)(c)	680,000	697,771
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	830,000	840,023
		3,166,046
Residential REITs-0.21%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	607,000	576,347
Semiconductors & Semiconductor Equipment-0.50%
Entegris, Inc., 5.95%, 06/15/2030(b)	1,361,000	1,375,624
Software-1.81%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	1,255,000	1,235,735
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	913,000	930,966
McAfee Corp., 7.38%, 02/15/2030(b)	2,628,000	2,249,713
Pagaya US Holding Co. LLC, 8.88%, 08/01/2030(b)(c)	740,000	579,962
		4,996,376
Specialized REITs-0.71%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,978,000	1,957,638
Specialty Retail-2.66%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	1,480,000	1,521,763
Albion Financing 1 S.a.r.l /Aggreko Holdings, Inc. (Luxembourg), 7.00%, 05/21/2030(b)	2,118,000	2,188,127
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	675,000	658,227
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	1,279,000	1,302,594

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	$760,000	$ 773,011
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	900,000	892,858
		7,336,580
Technology Hardware, Storage & Peripherals-0.72%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	1,444,000	1,514,285
Xerox Corp., 10.25%, 10/15/2030(b)(c)	545,000	479,819
		1,994,104
Textiles, Apparel & Luxury Goods-0.60%
Under Armour, Inc., 7.25%, 07/15/2030(b)(c)	603,000	612,909
VF Corp., 2.95%, 04/23/2030	1,141,000	1,033,591
		1,646,500
Trading Companies & Distributors-1.45%
Boise Cascade Co., 4.88%, 07/01/2030(b)	608,000	597,211
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(b)	762,000	800,026
Herc Holdings, Inc., 7.00%, 06/15/2030(b)	2,510,000	2,609,579
		4,006,816
Wireless Telecommunication Services-0.76%
Getty Images, Inc.
11.25%, 02/21/2030(b)(c)	820,000	707,250
10.50%, 11/15/2030(b)	950,000	840,192
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)(c)	578,000	560,896
		2,108,338
Total U.S. Dollar Denominated Bonds & Notes (Cost $269,013,058)		269,636,028
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $143,441)	143,441	$ 143,441
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.68% (Cost $269,156,499)		269,779,469
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.02%
Invesco Private Government Fund, 3.58%(d)(e)(f)	5,398,681	5,398,681
Invesco Private Prime Fund, 3.75%(d)(e)(f)	13,996,896	13,999,695
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,397,829)		19,398,376
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $288,554,328)		289,177,845
OTHER ASSETS LESS LIABILITIES-(4.70)%		(12,985,567)
NET ASSETS-100.00%		$276,192,278

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $236,541,370, which represented 85.64% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,775	$25,656,654	$(26,128,988)	$-	$-	$143,441	$34,854
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,153,934	$38,468,267	$(36,223,520)	$-	$-	$5,398,681	$127,538*
Invesco Private Prime Fund	8,210,793	74,370,562	(68,580,307)	30	(1,383)	13,999,695	345,560*
Total	$11,980,502	$138,495,483	$(130,932,815)	$30	$(1,383)	$19,541,817	$507,952

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.38%
Aerospace & Defense-1.22%
Neptune Bidco US, Inc., 10.38%, 05/15/2031(b)	$570,000	$ 596,004
TransDigm, Inc., 7.13%, 12/01/2031(b)	470,000	488,720
		1,084,724
Air Freight & Logistics-0.36%
Clue Opco LLC, 9.50%, 10/15/2031(b)	340,000	318,750
Automobile Components-2.76%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	239,000	240,861
Cyprium Corp. / Cyprium Holdings Luxembourg S.a.r.l., 6.13%, 04/15/2031(b)	380,000	381,081
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	261,000	233,239
5.25%, 07/15/2031	280,000	248,731
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	220,000	157,575
United Rentals (North America), Inc., 3.88%, 02/15/2031	518,000	490,166
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	700,000	707,541
		2,459,194
Automobiles-1.08%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	470,000	440,467
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031(b)	520,000	526,245
		966,712
Banks-0.53%
Kodiak Gas Services, LLC, 5.88%, 04/01/2031(b)	470,000	473,078
Broadline Retail-0.17%
Kohl’s Corp., 5.13%, 05/01/2031	180,000	154,242
Building Products-0.67%
K. Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(b)	210,000	212,428
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	380,000	385,019
		597,447
Capital Markets-0.55%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	345,000	304,650
FS KKR Capital Corp., 6.13%, 01/15/2031	190,000	184,135
		488,785
Chemicals-3.40%
Ashland, Inc., 3.38%, 09/01/2031(b)	210,000	191,952
Avient Corp., 6.25%, 11/01/2031(b)	305,000	309,592
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	285,000	297,089
Celanese US Holdings LLC, 7.00%, 02/15/2031	280,000	290,443
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	510,000	453,900
	Principal Amount	Value
Chemicals-(continued)
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	$320,000	$ 336,800
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	455,000	462,180
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	225,000	209,517
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	305,000	292,607
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	185,000	186,486
		3,030,566
Commercial Services & Supplies-3.14%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	1,107,000	1,158,359
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	235,000	239,014
Garda World Security Corp. (Canada), 6.50%, 01/15/2031(b)	310,000	315,516
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	470,000	485,876
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	610,000	598,613
		2,797,378
Communications Equipment-0.40%
Viasat, Inc., 7.50%, 05/30/2031(b)	350,000	353,763
Construction & Engineering-0.61%
Artera Services LLC, 8.50%, 02/15/2031(b)	284,000	259,552
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	280,000	281,375
		540,927
Construction Materials-1.10%
Knife River Corp., 7.75%, 05/01/2031(b)	200,000	207,743
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	516,000	544,384
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	215,000	224,630
		976,757
Consumer Finance-1.60%
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(b)	237,000	242,860
Encore Capital Group, Inc., 6.63%, 04/15/2031(b)	280,000	282,565
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	210,000	185,961
OneMain Finance Corp.
7.50%, 05/15/2031	350,000	361,008
7.13%, 11/15/2031	350,000	354,577
		1,426,971
Consumer Staples Distribution & Retail-1.00%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.50%, 03/31/2031(b)	330,000	325,348
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	240,000	241,572

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	$185,000	$ 174,176
Safeway, Inc., 7.25%, 02/01/2031	145,000	151,709
		892,805
Containers & Packaging-1.78%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(b)	350,000	352,921
Ball Corp., 3.13%, 09/15/2031	400,000	362,028
Canpack Group Inc / CANPACK S.A., 6.00%, 05/15/2031(b)	200,000	201,105
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	350,000	354,251
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	320,000	315,046
		1,585,351
Distributors-0.19%
Vamos Europe S.A. (Brazil), 9.20%, 01/26/2031(b)	170,000	167,280
Diversified Consumer Services-0.83%
Service Corp. International, 4.00%, 05/15/2031	375,000	353,162
Sotheby’s, 8.25%, 04/15/2031(b)	390,000	384,299
		737,461
Diversified Telecommunication Services-6.26%
Altice France S.A. (France), 6.50%, 10/15/2031(b)	168,153	163,721
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	1,010,000	1,018,558
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	1,500,000	1,534,794
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	1,790,000	1,768,603
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	1,040,000	1,098,032
		5,583,708
Electric Utilities-1.37%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	480,000	445,375
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	350,000	364,545
XPLR Infrastructure Operating Partners L.P., 8.38%, 01/15/2031(b)	385,000	412,980
		1,222,900
Electrical Equipment-0.35%
WESCO Distribution, Inc., 5.25%, 04/15/2031(b)	310,000	307,834
Electronic Equipment, Instruments & Components-0.64%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	235,000	242,939
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	350,000	328,418
		571,357
Energy Equipment & Services-1.20%
Enerflex, Inc. (Canada), 6.88%, 01/15/2031(b)	190,000	195,565
	Principal Amount	Value
Energy Equipment & Services-(continued)
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	$255,000	$ 267,492
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	600,000	609,676
		1,072,733
Entertainment-0.86%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	260,000	271,140
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	470,000	496,713
		767,853
Financial Services-3.16%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	384,000	369,074
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	470,000	473,925
Freedom Mortgage Holdings LLC, 6.88%, 05/01/2031(b)	370,000	358,838
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	655,000	679,390
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/2031(b)	280,000	278,271
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	240,000	226,529
UWM Holdings LLC, 6.25%, 03/15/2031(b)	470,000	431,884
		2,817,911
Food Products-0.97%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	465,000	436,718
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	420,000	430,285
		867,003
Gas Utilities-0.60%
AmeriGas Partners L.P./ AmeriGas Finance Corp., 6.88%, 06/01/2031(b)	200,000	204,551
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	310,000	327,238
		531,789
Ground Transportation-0.46%
RXO, Inc., 6.38%, 05/15/2031(b)	190,000	191,461
XPO, Inc., 7.13%, 06/01/2031(b)	210,000	216,908
		408,369
Health Care Equipment & Supplies-0.32%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	315,000	282,915
Health Care Providers & Services-2.67%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	320,000	294,484
DaVita, Inc., 3.75%, 02/15/2031(b)	705,000	655,875
Encompass Health Corp., 4.63%, 04/01/2031	185,000	179,147
Molina Healthcare, Inc., 6.50%, 02/15/2031(b)	405,000	411,194
Tenet Healthcare Corp.
6.75%, 05/15/2031	640,000	659,481
6.88%, 11/15/2031	170,000	181,126
		2,381,307

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.73%
Diversified Healthcare Trust, 4.38%, 03/01/2031	$235,000	$ 214,310
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	614,900	441,028
		655,338
Hotel & Resort REITs-0.56%
Service Properties Trust, 8.63%, 11/15/2031(b)	470,000	496,290
Hotels, Restaurants & Leisure-5.55%
Academy, Ltd., 5.88%, 05/15/2031(b)	200,000	201,342
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	420,000	405,153
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	280,000	286,209
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031(b)	515,000	488,544
5.50%, 09/15/2031(b)	470,000	472,974
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031(b)	235,000	219,339
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	280,000	235,398
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	330,000	358,747
PENN Entertainment, Inc., 6.75%, 04/01/2031(b)	280,000	279,090
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	380,000	191,330
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	375,000	374,190
Station Casinos LLC, 4.63%, 12/01/2031(b)	235,000	222,618
TKC Holdings, Inc., 12.00%, 02/15/2031(b)	320,000	333,415
Travel + Leisure Co., 6.25%, 06/01/2031(b)	420,000	422,637
Yum! Brands, Inc., 3.63%, 03/15/2031	490,000	456,134
		4,947,120
Household Durables-0.73%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	135,000	136,650
KB Home, 4.00%, 06/15/2031	180,000	167,683
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	375,000	343,489
		647,822
Household Products-0.48%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	185,000	174,304
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	280,000	257,215
		431,519
Independent Power and Renewable Electricity Producers-0.45%
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	435,000	405,554
Insurance-4.34%
Alliant Holdings Intermediate LLC
7.00%, 01/15/2031(b)	680,000	690,775
6.50%, 10/01/2031(b)	470,000	471,686
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	630,000	635,850
	Principal Amount	Value
Insurance-(continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	$565,000	$ 560,386
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	1,505,000	1,510,508
		3,869,205
Interactive Media & Services-0.24%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	235,000	210,605
IT Services-4.42%
AP Core Holdings II, LLC, 11.00%, 05/15/2031(b)	420,000	440,289
CoreWeave, Inc.
9.00%, 02/01/2031(b)	820,000	832,439
9.75%, 10/01/2031(b)	1,290,000	1,331,316
Edged Compute LLC, 7.50%, 04/30/2031(b)	600,000	602,071
Star Holding LLC, 8.75%, 08/01/2031(b)	185,000	188,338
Twilio, Inc., 3.88%, 03/15/2031	235,000	221,231
Unisys Corp., 10.63%, 01/15/2031(b)	330,000	322,621
		3,938,305
Machinery-1.19%
ESAB Corp., 5.63%, 04/01/2031(b)	470,000	473,503
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	400,000	411,833
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	165,000	177,291
		1,062,627
Marine Transportation-1.43%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	570,000	551,286
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	486,000	498,606
7.63%, 02/15/2031(b)	225,000	229,685
		1,279,577
Media-8.49%
Block Communications, Inc., 10.25%, 03/01/2031(b)	210,000	196,524
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	1,415,000	1,281,956
7.38%, 03/01/2031(b)	515,000	522,695
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(b)	620,000	641,429
CSC Holdings LLC
3.38%, 02/15/2031(b)	450,000	250,735
4.50%, 11/15/2031(b)	865,000	491,618
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	980,000	1,026,187
Lamar Media Corp., 3.63%, 01/15/2031	260,000	243,453
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	305,000	311,728
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	210,000	219,819
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	705,000	642,646
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	690,000	653,793

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 8.50%, 07/31/2031(b)	$595,000	$ 599,512
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	470,000	488,584
		7,570,679
Metals & Mining-2.04%
ATI, Inc., 5.13%, 10/01/2031	185,000	183,522
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	150,000	139,593
7.50%, 09/15/2031(b)	400,000	413,211
Commercial Metals Co., 3.88%, 02/15/2031	160,000	149,474
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	260,000	249,413
Novelis Corp., 3.88%, 08/15/2031(b)	350,000	318,533
Skeena Resources Ltd. (Canada), 8.50%, 04/01/2031(b)	350,000	367,993
		1,821,739
Mortgage REITs-0.52%
Rithm Capital Corp., 8.50%, 06/01/2031(b)	200,000	199,892
Starwood Property Trust, Inc., 5.75%, 01/15/2031(b)	260,000	260,267
		460,159
Office REITs-0.17%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	160,000	150,155
Oil, Gas & Consumable Fuels-7.67%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(b)	260,000	275,457
Caturus Energy LLC, 7.13%, 05/15/2031(b)	280,000	280,001
CNX Resources Corp., 7.38%, 01/15/2031(b)	235,000	241,361
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	785,000	773,283
CVR Energy, Inc., 7.50%, 02/15/2031(b)	280,000	283,334
EnQuest PLC (United Kingdom), 9.88%, 04/30/2031(b)	320,000	329,636
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	279,000	275,060
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	260,000	262,792
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	355,000	361,357
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	235,000	219,111
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	235,000	243,831
SM Energy Co., 8.75%, 07/01/2031(b)	639,000	669,193
Sunoco L.P.
5.63%, 03/15/2031(b)	470,000	470,792
5.38%, 07/15/2031(b)	280,000	278,757
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	220,000	220,160
Talos Production, Inc., 9.38%, 02/01/2031(b)	295,000	313,188
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	1,055,000	1,098,381
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	235,000	245,951
		6,841,645
	Principal Amount	Value
Paper & Forest Products-0.39%
Magnera Corp., 7.25%, 11/15/2031(b)	$360,000	$ 348,024
Passenger Airlines-1.95%
Avianca Midco 2 PLC (Colombia), 9.50%, 01/28/2031(b)	420,000	406,350
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	945,000	870,427
United Airlines Holdings, Inc., 5.38%, 03/01/2031	470,000	465,425
		1,742,202
Pharmaceuticals-1.34%
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	473,000	504,429
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	695,000	689,272
		1,193,701
Professional Services-0.42%
AMN Healthcare, Inc., 6.50%, 01/15/2031(b)	190,000	191,128
TriNet Group, Inc., 7.13%, 08/15/2031(b)	185,000	186,341
		377,469
Real Estate Management & Development-0.96%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	308,000	289,671
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	320,000	322,810
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	240,000	247,398
		859,879
Software-2.67%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	940,000	957,541
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	305,000	266,361
UKG, Inc., 6.88%, 02/01/2031(b)	1,180,000	1,160,556
		2,384,458
Specialized REITs-0.55%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	515,000	492,121
Specialty Retail-3.09%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	350,000	318,217
Gee Automotive Holdings, L.L.C., 7.25%, 03/01/2031(b)	160,000	161,809
LBM Acquisition LLC, 9.50%, 06/15/2031(b)	445,000	374,826
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	400,000	417,610
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	260,000	246,528
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031(b)	210,000	221,103
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	280,000	280,686
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	235,000	225,041
Valvoline, Inc., 3.63%, 06/15/2031(b)	250,000	228,211
William Carter Co. (The), 7.38%, 02/15/2031(b)	270,000	279,243
		2,753,274
Textiles, Apparel & Luxury Goods-0.19%
Crocs, Inc., 4.13%, 08/15/2031(b)	185,000	172,385

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.70%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	$327,000	$ 339,267
Herc Holdings, Inc., 5.75%, 03/15/2031(b)	280,000	280,677
		619,944
Water Utilities-0.30%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	280,000	268,745
Wireless Telecommunication Services-6.56%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	2,600,000	2,614,774
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	2,100,000	2,104,095
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	561,000	469,474
4.75%, 07/15/2031(b)	785,000	663,515
		5,851,858
Total U.S. Dollar Denominated Bonds & Notes (Cost $87,612,876)		87,720,269
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $70,936)	70,936	$ 70,936
TOTAL INVESTMENTS IN SECURITIES-98.46% (Cost $87,683,812)		87,791,205
OTHER ASSETS LESS LIABILITIES-1.54%		1,375,265
NET ASSETS-100.00%		$89,166,470

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $80,292,333, which represented 90.05% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,009	$6,856,569	$(6,796,642)	$-	$-	$70,936	$9,872

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.15%
Aerospace & Defense-2.41%
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	$210,000	$ 205,925
Goat Holdco LLC, 6.75%, 02/01/2032(b)	190,000	193,541
TransDigm, Inc., 6.63%, 03/01/2032(b)	560,000	576,679
		976,145
Automobile Components-3.54%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(b)	200,000	200,872
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/2032(b)(c)	150,000	153,289
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	290,000	297,299
Dana, Inc., 4.50%, 02/15/2032	54,000	50,867
Dexko Global, Inc., 7.50%, 04/15/2032(b)	150,000	129,816
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	125,000	124,973
Phinia, Inc., 6.63%, 10/15/2032(b)	115,000	118,069
United Rentals (North America), Inc., 3.75%, 01/15/2032	195,000	180,511
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	180,000	177,127
		1,432,823
Automobiles-0.47%
Nissan Motor Co. Ltd. (Japan), 7.75%, 07/17/2032(b)	180,000	188,467
Banks-0.28%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	110,000	113,404
Biotechnology-0.98%
Genmab A/S (Denmark), 6.25%, 12/15/2032(b)	390,000	397,603
Building Products-2.22%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	321,000	295,640
6.38%, 06/15/2032(b)(c)	180,000	181,791
MasterBrand, Inc., 7.00%, 07/15/2032(b)(c)	170,000	169,826
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	250,000	253,972
		901,229
Capital Markets-0.39%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)(c)	155,000	159,683
Chemicals-2.04%
Celanese US Holdings LLC, 7.38%, 07/15/2032	250,000	262,989
Olympus Water US Holding Corp., 6.75%, 08/01/2032(b)	290,000	283,400
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	100,000	93,090
W. R. Grace Holdings LLC, 6.63%, 08/15/2032(b)	190,000	188,642
		828,121
	Principal Amount	Value
Commercial Services & Supplies-2.58%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	$185,000	$ 175,280
Brink’s Co. (The), 6.75%, 06/15/2032(b)	100,000	102,539
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)(c)	140,000	141,774
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	139,000	142,674
8.38%, 11/15/2032(b)	250,000	259,272
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	110,000	95,544
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	125,000	128,464
		1,045,547
Construction & Engineering-0.40%
Arcosa, Inc., 6.88%, 08/15/2032(b)	155,000	160,725
Construction Materials-2.51%
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	1,000,000	1,018,929
Consumer Finance-1.45%
FirstCash, Inc., 6.88%, 03/01/2032(b)	122,000	125,594
Navient Corp., 7.88%, 06/15/2032	120,000	111,772
OneMain Finance Corp.
6.75%, 03/15/2032	150,000	149,348
7.13%, 09/15/2032	200,000	201,797
		588,511
Consumer Staples Distribution & Retail-2.26%
Albertsons Cos., Inc., 5.63%, 03/31/2032(b)	310,000	302,883
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)(c)	120,000	109,272
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	115,000	115,785
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	250,000	253,064
US Foods, Inc., 7.25%, 01/15/2032(b)	130,000	135,262
		916,266
Containers & Packaging-1.39%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	370,000	356,006
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	130,000	131,249
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)(c)	80,000	76,879
		564,134
Distributors-0.39%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	155,000	156,025
Diversified Consumer Services-0.50%
Service Corp. International, 5.75%, 10/15/2032	200,000	201,874
Diversified REITs-0.86%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	195,000	188,037
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	151,000	158,443
		346,480

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-2.68%
Altice France S.A. (France)
6.50%, 04/15/2032(b)	$496,511	$483,760
6.88%, 07/15/2032(b)	387,126	378,408
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	220,000	224,059
		1,086,227
Electric Utilities-1.56%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	252,000	258,038
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	265,000	263,682
NRG Energy, Inc., 3.88%, 02/15/2032(b)	120,000	110,363
		632,083
Electrical Equipment-0.76%
EnerSys, 6.63%, 01/15/2032(b)	80,000	82,383
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	220,000	227,214
		309,597
Electronic Equipment, Instruments & Components-1.71%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	125,000	127,081
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	390,000	302,521
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	130,000	134,741
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	125,000	126,872
		691,215
Energy Equipment & Services-1.25%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	180,000	184,347
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	130,000	135,143
Nabors Industries, Inc., 7.63%, 11/15/2032(b)	180,000	187,764
		507,254
Entertainment-0.32%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	125,000	129,456
Financial Services-4.92%
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)(c)	81,468	72,685
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032(b)	160,000	153,973
First Eagle Holdings, Inc., 7.25%, 08/15/2032(b)	150,000	152,248
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	160,000	162,561
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	400,000	401,227
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	260,000	262,668
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(b)	220,000	215,602
	Principal Amount	Value
Financial Services-(continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	$420,000	$ 420,062
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(b)	150,000	154,889
		1,995,915
Food Products-1.72%
Froneri Lux Finco S.a.r.l. (United Kingdom), 6.00%, 08/01/2032(b)	150,000	146,359
J&F LUXEMBOURG FINANCE S.a.r.l., 8.50%, 12/01/2032(b)	120,000	121,152
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	186,000	174,128
Post Holdings, Inc., 6.25%, 02/15/2032(b)	250,000	254,285
		695,924
Ground Transportation-1.06%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	180,000	182,937
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	240,000	247,408
		430,345
Health Care Equipment & Supplies-0.99%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)(c)	180,000	177,099
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	220,000	225,775
		402,874
Health Care Providers & Services-5.12%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	397,000	428,260
Concentra Health Services, Inc., 6.88%, 07/15/2032(b)	165,000	170,987
DaVita, Inc., 6.88%, 09/01/2032(b)	250,000	259,095
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	200,000	205,016
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)(c)	195,000	174,974
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	140,000	136,518
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	310,000	311,113
Tenet Healthcare Corp., 5.50%, 11/15/2032(b)	390,000	388,663
		2,074,626
Health Care Technology-0.32%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	140,000	129,309
Hotel & Resort REITs-0.95%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	250,000	256,473
Service Properties Trust, 8.88%, 06/15/2032	125,000	129,230
		385,703
Hotels, Restaurants & Leisure-7.10%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)	390,000	380,581
6.00%, 10/15/2032(b)(c)	282,000	252,746
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	390,000	358,316
6.13%, 04/01/2032(b)	115,000	117,306

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Grand Vacations Borrower LLC, 6.63%, 01/15/2032(b)	$225,000	$ 228,968
MGM Resorts International, 6.50%, 04/15/2032(c)	190,000	193,715
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)	103,000	84,370
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(b)(c)	250,000	256,935
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	200,000	204,522
Station Casinos LLC, 6.63%, 03/15/2032(b)	123,000	124,895
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	145,000	147,809
Yum! Brands, Inc.
4.63%, 01/31/2032	290,000	278,647
5.38%, 04/01/2032	250,000	249,807
		2,878,617
Household Durables-1.61%
LGI Homes, Inc., 7.00%, 11/15/2032(b)	100,000	96,598
Newell Brands, Inc., 6.63%, 05/15/2032(c)	125,000	121,717
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(b)	130,000	130,739
TopBuild Corp., 4.13%, 02/15/2032(b)	120,000	120,919
Wayfair LLC, 6.75%, 11/15/2032(b)	180,000	183,004
		652,977
Independent Power and Renewable Electricity Producers-0.20%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	90,000	82,588
Insurance-5.87%
Acrisure LLC, 6.75%, 07/01/2032(b)	140,000	135,322
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	180,000	179,305
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	420,000	409,977
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)	840,000	876,521
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	305,000	282,356
HUB International Ltd., 7.38%, 01/31/2032(b)	485,000	497,157
		2,380,638
Interactive Media & Services-1.73%
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	80,000	66,400
4.28%, 03/15/2032	700,000	632,625
		699,025
Life Sciences Tools & Services-1.29%
IQVIA, Inc., 6.25%, 06/01/2032(b)	510,000	521,654
Machinery-0.72%
Terex Corp., 6.25%, 10/15/2032(b)	195,000	198,096
Wilsonart LLC, 11.00%, 08/15/2032(b)	120,000	92,219
		290,315
	Principal Amount	Value
Marine Transportation-1.46%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	$130,000	$ 134,228
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	460,000	456,299
		590,527
Media-6.28%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	295,000	263,205
4.50%, 05/01/2032	730,000	641,070
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)(c)	100,000	96,189
Gray Media, Inc., 9.63%, 07/15/2032(b)	290,000	286,278
Midcontinent Communications, 8.00%, 08/15/2032(b)	165,000	155,932
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	60,000	48,150
Sirius XM Radio LLC., 5.88%, 04/15/2032(b)(c)	320,000	318,796
Univision Communications, Inc., 9.38%, 08/01/2032(b)	380,000	389,482
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	400,000	347,586
		2,546,688
Metals & Mining-1.84%
Century Aluminum Co., 6.88%, 08/01/2032(b)	100,000	104,273
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	365,000	369,456
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	100,000	103,665
Commercial Metals Co., 4.38%, 03/15/2032	80,000	75,415
Constellium SE, 6.38%, 08/15/2032(b)	90,000	92,084
		744,893
Oil, Gas & Consumable Fuels-8.51%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	155,000	159,143
CNX Resources Corp., 7.25%, 03/01/2032(b)	151,000	156,176
Crescent Energy Finance LLC
7.63%, 04/01/2032(b)	280,000	287,488
7.88%, 04/15/2032(b)	250,000	256,378
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032(c)	180,000	187,273
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	110,000	115,528
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	130,000	128,087
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	155,000	160,297
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	160,000	166,398
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	100,000	103,442
Matador Resources Co., 6.50%, 04/15/2032(b)	224,000	227,092
Murphy Oil Corp., 6.00%, 10/01/2032	155,000	156,032
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	305,000	320,667
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	150,000	152,679
SM Energy Co., 7.00%, 08/01/2032(b)(c)	195,000	199,887
Sunoco L.P., 6.63%, 08/15/2032(b)	130,000	132,819
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	505,000	540,212
		3,449,598

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-1.12%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	$290,000	$ 295,670
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/2032	155,000	159,397
		455,067
Pharmaceuticals-5.02%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	1,460,000	1,496,153
Global Medical Response, Inc., 7.38%, 10/01/2032(b)	240,000	249,532
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(b)	120,000	109,050
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	190,000	181,497
		2,036,232
Professional Services-0.64%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	250,000	258,955
Real Estate Management & Development-0.32%
Howard Hughes Corp. (The), 5.88%, 03/01/2032(b)	130,000	127,815
Software-1.60%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	460,000	451,984
SS&C Technologies Holdings, Inc., 6.50%, 06/01/2032(b)	195,000	196,841
		648,825
Specialized REITs-0.38%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	155,000	153,627
Specialty Retail-1.97%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	160,000	152,839
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)(c)	140,000	131,552
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	510,000	514,353
		798,744
	Principal Amount	Value
Trading Companies & Distributors-1.94%
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(b)	$200,000	$ 206,819
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	570,000	581,172
		787,991
Wireless Telecommunication Services-0.52%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	225,000	210,349
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,862,304)		39,781,619
	Shares
Money Market Funds-1.68%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $682,292)	682,292	682,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $40,544,596)		40,463,911
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.47%
Invesco Private Government Fund, 3.58%(d)(e)(f)	954,706	954,706
Invesco Private Prime Fund, 3.75%(d)(e)(f)	2,477,506	2,478,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,432,624)		3,432,708
TOTAL INVESTMENTS IN SECURITIES-108.30% (Cost $43,977,220)		43,896,619
OTHER ASSETS LESS LIABILITIES-(8.30)%		(3,364,436)
NET ASSETS-100.00%		$40,532,183

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $35,456,546, which represented 87.48% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,445	$4,750,078	$(4,090,231)	$-	$-	$682,292	$4,896
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,563	5,664,816	(5,408,673)	-	-	954,706	18,647*
Invesco Private Prime Fund	1,816,939	11,288,825	(10,627,500)	12	(274)	2,478,002	50,581*
Total	$2,537,947	$21,703,719	$(20,126,404)	$12	$(274)	$4,115,000	$74,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
May 31, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.14%
Aerospace & Defense-5.36%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$110,000	$ 112,806
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	220,000	225,325
TransDigm, Inc.
6.00%, 01/15/2033(b)	220,000	222,641
6.38%, 05/31/2033(b)	380,000	384,108
		944,880
Automobile Components-3.12%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	180,000	180,618
Forvia SE (France), 6.75%, 09/15/2033(b)	80,000	80,573
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/2033	70,000	61,036
United Rentals (North America), Inc., 5.38%, 11/15/2033(b)	230,000	227,360
		549,587
Automobiles-0.40%
Allison Transmission, Inc., 5.88%, 12/01/2033(b)	70,000	70,228
Building Products-1.31%
K. Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(b)	70,000	70,726
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	160,000	160,359
		231,085
Chemicals-5.84%
Celanese US Holdings LLC
6.75%, 04/15/2033	160,000	165,224
7.70%, 11/15/2033	150,000	161,218
Chemours Co. (The), 8.00%, 01/15/2033(b)	85,000	86,897
FMC Corp., 5.65%, 05/18/2033(c)	80,000	71,942
Olin Corp., 6.63%, 04/01/2033(b)	90,000	89,452
Olympus Water US Holding Corp., 7.25%, 02/15/2033(b)	240,000	237,411
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	150,000	148,387
W. R. Grace Holdings LLC, 7.00%, 08/01/2033(b)	70,000	69,475
		1,030,006
Commercial Services & Supplies-2.16%
ADT Security Corp. (The), 5.88%, 10/15/2033(b)	150,000	146,696
Clean Harbors, Inc., 5.75%, 10/15/2033(b)	110,000	110,612
Waste Pro USA, Inc., 7.00%, 02/01/2033(b)	120,000	122,971
		380,279
Construction & Engineering-0.97%
AECOM, 6.00%, 08/01/2033(b)	170,000	170,381
Construction Materials-1.94%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(b)	113,000	117,764
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	220,000	223,379
		341,143
	Principal Amount	Value
Consumer Finance-1.89%
Navient Corp., 5.63%, 08/01/2033	$85,000	$ 69,231
OneMain Finance Corp.
6.50%, 03/15/2033	120,000	117,266
6.75%, 09/15/2033	150,000	147,160
		333,657
Consumer Staples Distribution & Retail-1.31%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	85,000	85,215
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/2033(b)	70,000	71,009
US Foods, Inc., 5.75%, 04/15/2033(b)	75,000	74,932
		231,156
Containers & Packaging-3.63%
Ball Corp., 5.50%, 09/15/2033	110,000	110,757
CROWN Americas LLC, 5.88%, 06/01/2033	110,000	110,692
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033(b)	70,000	72,012
Sealed Air Corp., 6.88%, 07/15/2033(b)	70,000	68,838
Sword Purchaser, LLC, 8.25%, 04/15/2033(b)	270,000	278,301
		640,600
Diversified Consumer Services-0.39%
Graham Holdings Co., 5.63%, 12/01/2033(b)	70,000	68,928
Diversified Telecommunication Services-4.37%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	140,000	136,659
FiberCop S.p.A. (Italy), Series 2033, 6.38%, 11/15/2033(b)	45,000	45,116
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	290,000	299,014
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	75,000	78,305
Uniti Services LLC, 7.50%, 10/15/2033(b)	200,000	210,631
		769,725
Electric Utilities-1.93%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	70,000	69,516
NRG Energy, Inc., 6.00%, 02/01/2033(b)	130,000	131,036
XPLR Infrastructure Operating Partners L.P., 8.63%, 03/15/2033(b)	130,000	139,785
		340,337
Electrical Equipment-0.67%
WESCO Distribution, Inc., 6.38%, 03/15/2033(b)	115,000	118,235
Energy Equipment & Services-2.54%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	70,000	70,759
USA Compression Partners L.P./USA Compression Finance Corp., 6.25%, 10/01/2033(b)	110,000	110,466
WBI Operating LLC, 6.50%, 10/15/2033(b)	90,000	91,194
Weatherford International Ltd., 6.75%, 10/15/2033(b)	170,000	175,022
		447,441

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Entertainment-2.02%
Light and Wonder International, Inc., 6.25%, 10/01/2033(b)	$150,000	$ 148,420
Pioneer OpCo, LLC, 7.00%, 05/15/2033(b)	90,000	92,056
Wynn Resorts Capital Corp., 6.25%, 03/15/2033(b)	115,000	115,472
		355,948
Financial Services-5.18%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)	115,000	119,335
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	50,000	42,781
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(b)	70,000	68,409
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033(b)	295,000	303,583
Osaic Holdings, Inc., 8.00%, 08/01/2033(b)	110,000	111,988
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	130,000	126,403
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	60,000	60,785
WEX, Inc., 6.50%, 03/15/2033(b)	80,000	79,713
		912,997
Food Products-1.66%
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(b)	120,000	122,491
Post Holdings, Inc., 6.38%, 03/01/2033(b)	170,000	169,668
		292,159
Health Care Equipment & Supplies-0.40%
Insulet Corp., 6.50%, 04/01/2033(b)	70,000	71,287
Health Care Providers & Services-3.17%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	80,000	82,166
DaVita, Inc., 6.75%, 07/15/2033(b)	150,000	155,150
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	110,000	110,053
Team Services Holding, Inc., 9.00%, 02/15/2033(b)	100,000	100,836
Tenet Healthcare Corp., 6.00%, 11/15/2033(b)	110,000	111,153
		559,358
Hotel & Resort REITs-0.53%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	90,000	92,622
Hotels, Restaurants & Leisure-4.68%
Acushnet Co., 5.63%, 12/01/2033(b)	70,000	69,628
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom), 5.75%, 01/15/2033(b)	110,000	106,858
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033(b)	144,000	145,715
5.75%, 09/15/2033(b)	150,000	151,406
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	90,000	88,378
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	85,000	86,315
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., 6.13%, 09/01/2033(b)	$80,000	$ 78,661
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/2033(b)	100,000	98,642
		825,603
Household Durables-1.24%
Century Communities, Inc., 6.63%, 09/15/2033(b)	70,000	69,467
Mattamy Group Corp. (Canada), 6.00%, 12/15/2033(b)	70,000	66,867
Whirlpool Corp., 6.50%, 06/15/2033(c)	90,000	81,775
		218,109
Household Products-0.32%
Energizer Holdings, Inc., 6.00%, 09/15/2033(b)	60,000	57,267
Industrial Conglomerates-0.43%
Amsted Industries, Inc., 6.38%, 03/15/2033(b)	75,000	76,487
Insurance-0.49%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033(b)	50,000	48,541
Jones Deslauriers Insurance Management, Inc. (Canada), 6.88%, 10/01/2033(b)	40,000	37,330
		85,871
Interactive Media & Services-1.85%
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	110,000	108,246
Snap, Inc., 6.88%, 03/01/2033(b)	220,000	218,216
		326,462
IT Services-0.44%
EquipmentShare.com, Inc., 8.00%, 03/15/2033(b)(c)	75,000	78,052
Machinery-2.32%
Columbus McKinnon Corp., 7.13%, 02/01/2033(b)(c)	130,000	131,830
CompoSecure Holdings LLC, 5.63%, 02/01/2033(b)	140,000	135,986
Enpro, Inc., 6.13%, 06/01/2033(b)	70,000	71,442
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(b)	70,000	68,769
		408,027
Marine Transportation-2.13%
NCL Corp. Ltd., 6.25%, 09/15/2033(b)(c)	130,000	124,737
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	250,000	250,649
		375,386
Media-7.59%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033(b)	250,000	244,533
4.50%, 06/01/2033(b)(c)	260,000	222,596
Gray Media, Inc., 7.25%, 08/15/2033(b)	110,000	109,172
Lamar Media Corp., 5.38%, 11/01/2033(b)	60,000	59,141
Sinclair Television Group, Inc.
8.13%, 02/15/2033(b)	205,000	210,894
9.75%, 02/15/2033(b)	35,000	39,331
Univision Communications, Inc., 8.88%, 04/15/2033(b)	220,000	219,383

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 8.50%, 03/15/2033(b)	$80,000	$ 69,076
VZ Secured Financing B.V. (Netherlands), 7.50%, 01/15/2033(b)	170,000	163,632
		1,337,758
Metals & Mining-2.76%
Capstone Copper Corp. (Canada), 6.75%, 03/31/2033(b)	85,000	86,738
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(b)	135,000	138,735
Commercial Metals Co., 5.75%, 11/15/2033(b)	150,000	150,206
Novelis Corp., 6.38%, 08/15/2033(b)	110,000	111,132
		486,811
Oil, Gas & Consumable Fuels-8.13%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 07/15/2033(b)	70,000	71,936
Chord Energy Corp., 6.75%, 03/15/2033(b)	110,000	112,987
Crescent Energy Finance LLC, 7.38%, 01/15/2033(b)	150,000	152,502
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	100,000	103,310
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 05/15/2033	85,000	89,209
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	70,000	71,228
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	85,000	90,471
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	110,000	111,996
Matador Resources Co., 6.25%, 04/15/2033(b)	110,000	110,654
Northern Oil and Gas, Inc., 7.88%, 10/15/2033(b)	110,000	111,715
Sunoco L.P., 6.25%, 07/01/2033(b)	145,000	147,556
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033(b)	185,000	204,262
Vermilion Energy, Inc. (Canada), 7.25%, 02/15/2033(b)(c)	55,000	55,370
		1,433,196
Pharmaceuticals-0.69%
HLF Financing S.a.r.l. LLC / Herbalife International Inc., 7.75%, 05/01/2033(b)	120,000	121,296
Professional Services-1.73%
CACI International, Inc., 6.38%, 06/15/2033(b)	220,000	225,134
Science Applications International Corp., 5.88%, 11/01/2033(b)	80,000	79,047
		304,181
Real Estate Management & Development-0.43%
Forestar Group, Inc., 6.50%, 03/15/2033(b)	75,000	75,337
Residential REITs-0.39%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/2033(b)	70,000	68,700
Semiconductors & Semiconductor Equipment-1.04%
Amkor Technology, Inc., 5.88%, 10/01/2033(b)	70,000	70,409
Qnity Electronics, Inc., 6.25%, 08/15/2033(b)	110,000	112,307
		182,716
	Principal Amount	Value
Software-5.35%
Cloud Software Group, Inc., 6.63%, 08/15/2033(b)	$150,000	$ 136,662
Fair Isaac Corp., 6.00%, 05/15/2033(b)	230,000	227,920
Gen Digital, Inc., 6.25%, 04/01/2033(b)	140,000	139,558
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	420,000	438,245
		942,385
Specialized REITs-0.98%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	170,000	172,776
Specialty Retail-3.29%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(b)(c)	140,000	145,745
Bath & Body Works, Inc., 6.95%, 03/01/2033	30,000	29,842
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	300,000	293,155
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	110,000	111,115
		579,857
Trading Companies & Distributors-0.42%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	75,000	74,745
Wireless Telecommunication Services-0.65%
VMED O2 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(b)	130,000	114,499
Total U.S. Dollar Denominated Bonds & Notes (Cost $17,283,401)		17,297,560
	Shares
Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $81,075)	81,075	81,075
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.60% (Cost $17,364,476)		17,378,635
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.07%
Invesco Private Government Fund, 3.58%(d)(e)(f)	199,455	199,455
Invesco Private Prime Fund, 3.75%(d)(e)(f)	517,657	517,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $717,212)		717,216
TOTAL INVESTMENTS IN SECURITIES-102.67% (Cost $18,081,688)		18,095,851
OTHER ASSETS LESS LIABILITIES-(2.67)%		(470,673)
NET ASSETS-100.00%		$17,625,178

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $16,003,903, which represented 90.80% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,688	$1,272,965	$(1,199,578)	$-	$-	$81,075	$1,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,244	1,347,631	(1,188,420)	-	-	199,455	2,807*
Invesco Private Prime Fund	105,324	2,904,136	(2,491,683)	4	(20)	517,761	7,605*
Total	$153,256	$5,524,732	$(4,879,681)	$4	$(20)	$798,291	$11,566

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.31%
Alabama-0.49%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$15	$ 15,003
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2026	5	5,031
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,111
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	360	363,629
Auburn (City of), AL, Series 2015, GO Bonds	4.00%	05/01/2040	5	4,972
Auburn University, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	85	85,000
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,196
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	80	80,563
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,015
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	140	139,997
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	50,183
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	80	80,294
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	95	95,385
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	160	160,618
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2036	30	30,020
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2037	130	130,060
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,290
				1,441,367
Alaska-0.10%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	295	295,297
Arizona-1.22%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	410	413,256
Arizona (State of) Department of Transportation, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	500	500,918
Arizona (State of) Department of Transportation, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,064
Arizona (State of) Department of Transportation, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,028
Arizona (State of) Department of Transportation, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	20	20,037
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(c)(d)	2.10%	01/01/2046	100	100,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	02/01/2048	100	100,000
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(e)	5.00%	07/01/2026	100	100,184
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	130,248
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	45	45,133
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	35	35,063
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2026	25	25,047
Mesa (City of), AZ, Series 2016, Ref. RB(a)(b)	4.00%	07/07/2026	120	120,146
Mesa (City of), AZ, Series 2016, Ref. RB(a)(b)	4.00%	07/07/2026	600	600,732
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,005
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	180	180,351
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,029
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	130	130,247
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	95,166
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	115	115,219
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	35	35,049
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,019
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	50,095
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	70,133
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	35	35,066
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	110,209
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,048
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	$100	$ 100,190
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2038	65	65,123
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	85	85,174
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2026	5	5,009
Pinal County Electric District No. 3, Series 2016, Ref. RB	4.00%	07/01/2041	20	20,002
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB(a)(b)	5.00%	07/01/2026	200	200,367
				3,593,357
California-16.72%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB	5.00%	10/01/2036	40	40,203
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(e)	5.00%	10/01/2035	105	105,661
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,256
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,068
Beverly Hills Unified School District (Election of 2008), Series 2017, GO Bonds	4.00%	08/01/2039	25	25,013
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,005
California (State of), Series 2015 C, Ref. GO Bonds	3.50%	08/01/2035	15	15,001
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	125	125,002
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	75,016
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	280	281,156
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2026	330	332,059
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,031
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	120	120,746
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,154
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	80	80,169
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	105	105,190
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	180	180,325
California (State of), Series 2016, GO Bonds	4.00%	09/01/2035	80	80,107
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	180	180,433
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	160	160,333
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2026	5	5,019
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2026	160	160,998
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,061
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,136
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	280	281,740
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,143
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	704,315
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	210	211,294
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	201,213
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	30	30,182
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	445	445,938
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	225	226,336
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	210	210,379
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	432,498
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	181,046
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,089
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	90	90,146
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	140	140,782
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	776,100
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	210	210,298
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	65	65,092
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	80	80,424
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	185	185,981
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	105	105,141
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	110	110,147
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	230	231,162
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	50	50,253
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	115	115,136
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	200	200,955
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	$40	$ 40,191
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	35,034
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2037	100	100,450
California (State of), Series 2017, GO Bonds	5.00%	11/01/2026	5	5,053
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	110	110,257
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	130	130,303
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	220	220,513
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	40	40,093
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	75	75,175
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	35	35,139
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	500	501,989
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	445	446,838
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	85	85,338
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	175,723
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	340	341,404
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	130	130,517
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	150	150,597
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	315	318,320
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	15	15,004
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	50	50,207
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	150	150,614
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,008
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	10	10,040
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	35	35,049
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,020
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2033	5	5,005
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	25	25,093
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,015
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	50,018
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	770	776,450
California (State of), Series 2018, GO Bonds	5.00%	10/01/2035	30	30,036
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	250	252,094
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,158
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	40	40,257
California (State of), Series 2021, GO Bonds(a)(b)	5.00%	06/01/2026	10	10,000
California (State of), Series 2021, GO Bonds(a)(b)	5.00%	06/01/2026	35	35,000
California (State of), Series 2021, GO Bonds(a)(b)	5.00%	06/01/2026	15	15,000
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	10	10,051
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	530	536,745
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	145	146,528
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2026	135	135,509
California (State of), Series 2023, GO Bonds	5.00%	09/01/2026	10	10,062
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	250	251,560
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2026	175	176,466
California (State of), Series 2024, GO Bonds	5.00%	09/01/2026	95	95,593
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	190	190,785
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	155	155,920
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	120	120,217
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	120	120,194
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	280	281,114
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	130	130,537
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	65	65,263
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	90	90,372
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	30	30,376
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	100	101,328
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	145	146,826
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	145	146,786
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	55	55,730
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	$105	$ 106,394
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,251
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	91,193
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	35	35,448
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	95	95,447
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	130,535
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	110	111,461
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	96,261
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	60	60,007
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	534,117
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2016, RB	5.00%	08/15/2034	225	225,871
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,069
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	55,253
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,022
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	250	251,029
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	60	60,277
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	130,574
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,249
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,091
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	305	306,102
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	515,142
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	715	714,972
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	150,169
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,053
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,020
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,281
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2038	60	60,029
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	100	100,281
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	80	80,412
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	250	250,521
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(b)	5.13%	07/01/2026	115	115,251
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	55,483
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,044
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2016, RB(a)(b)	5.00%	10/01/2026	100	100,844
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017, RB	5.25%	11/01/2036	50	50,176
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2037	$20	$ 20,045
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	35	34,695
California (State of) Public Works Board (Various Capital), Series 2012 H, RB	4.00%	04/01/2037	5	5,001
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,262
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	70,659
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	220,586
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	55,476
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	70,592
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,168
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	95	95,213
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2033	80	80,149
California (State of) Public Works Board (Various Capital), Series 2016, Ref. RB	4.00%	04/01/2030	40	40,134
California (State of) Public Works Board (Various Capital), Series 2016, Ref. RB	4.00%	11/01/2031	5	5,017
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,041
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	70	70,584
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	25	25,262
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,270,203
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	70	70,435
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	506,339
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2026	40	40,249
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,039
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	405	402,952
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	5.00%	03/01/2045	15	15,004
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2046	60	60,059
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	30,005
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2044	10	10,004
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	100	100,335
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	145	145,235
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	110	110,185
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	65	65,134
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	105	105,216
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	40	40,081
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	105	105,207
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	125	125,237
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,009
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	65	65,030
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	20,008
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	55	55,090
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2037	110	110,030
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	10	10,002
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	430	430,560
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	265	265,215
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,326
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2026	50	50,544
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,052
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	85	85,220
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,233
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	20	20,085
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,233
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	65	65,275
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	245	245,571
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	$75	$ 75,175
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	125	125,292
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	100	100,233
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2026	35	35,143
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	60	60,035
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(e)	5.00%	08/01/2046	175	175,300
Corona-Norco Unified School District, Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	50	50,117
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2026	140	140,000
East County Advanced Water Purification Joint Powers Authority, Series 2024, RB	3.13%	09/01/2026	90	90,000
East County Advanced Water Purification Joint Powers Authority, Series 2024, RB	5.00%	09/01/2026	45	45,052
East Side Union High School District (Election of 2016), Series 2025 D, GO Bonds	5.00%	08/01/2026	35	35,132
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	625,809
Eastern Municipal Water District Financing Authority, Series 2015 B, RB	4.00%	07/01/2042	25	25,003
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,049
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,030
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,027
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	80	79,917
Grossmont Union High School District (Election of 2008), Series 2017 A-2, GO Bonds	4.00%	08/01/2042	100	99,995
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(e)	3.50%	08/01/2037	45	44,479
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(e)	4.00%	08/01/2039	50	50,001
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	30	30,266
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,299
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2011, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	1.30%	09/02/2032	200	200,000
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	225,511
Irvine Ranch Water District, Series 2009 A, VRD RB, (LOC - Bank of America, N.A.)(c)(d)	1.30%	10/01/2041	650	650,000
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,095
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2026	75	75,000
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,000
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2026	30	30,000
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2026	50	50,093
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2026	15	15,025
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	245	245,456
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	265	265,440
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	4.00%	07/01/2026	5	5,004
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	571,062
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2026	35	35,065
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2026	135	135,224
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	60	60,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	200	200,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	90	90,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	10	10,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	35	35,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	1,000	1,000,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	15	15,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,000
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	50,105
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	50,105
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	535,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	235	235,019
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2015 A, Ref. RB	4.00%	08/01/2040	15	15,000
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	130	130,064
Los Angeles (Port of), LA, Series 2019 B, Ref. RB	5.00%	08/01/2026	130	130,533
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,000
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	60,015
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	60	60,014
Los Angeles Community College District, Series 2022 C-1, GO Bonds	5.00%	08/01/2026	275	276,136
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	$50	$ 50,016
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2026	5	5,021
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	140	140,578
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	410	411,693
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	260,491
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	125	125,253
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	445	445,890
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	235	235,458
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	455	452,075
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	560	561,133
Los Angeles Unified School District, Series 2018 B-1, GO Bonds	5.00%	07/01/2026	10	10,020
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	395	395,800
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,020
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2026	50	50,101
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2026	75	75,291
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2026	405	405,789
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	90	90,175
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	155	156,272
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	110	110,320
Monterey Peninsula Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2041	45	45,003
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	175	175,620
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	65,628
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	95	95,907
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	420	423,871
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	245	247,156
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2031	385	388,291
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	115	115,973
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	290	290,529
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2034	150	150,171
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	100,048
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	65,015
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2036	45	45,297
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2037	250	250,003
Oakland Unified School District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	65	65,253
Oakland Unified School District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,019
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2026	190	190,714
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	18,379
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	108,963
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,009
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2026	25	25,110
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	09/01/2028	210	211,356
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	09/01/2029	30	30,187
Pittsburg Unified School District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/03/2026	25	25,058
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2026	25	25,111
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	150,721
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	130	130,395
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2026	90	90,439
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	150	150,732
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	155	155,757
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	100	100,844
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	150	150,602
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	883,395
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2032	100	100,350
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	80	80,273
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2035	70	70,236
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	130	130,394
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2016, GO Bonds	3.00%	08/01/2034	$95	$ 94,233
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	165	165,446
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	120	120,324
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	55	55,149
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	195	195,848
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	110	110,479
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,022
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	145	145,631
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2026	130	130,603
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	100,457
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds(a)(b)	4.00%	07/01/2026	110	110,133
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	475	475,965
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2026	50	50,097
San Diego Unified School District, Series 2016, Ref. GO Bonds(a)(b)	3.00%	07/01/2026	50	50,019
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGI)(e)	5.50%	07/01/2026	95	95,249
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(e)	5.50%	07/01/2026	30	30,079
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2026	20	20,039
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2026	20	20,018
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2026	150	150,139
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB(a)(b)	5.00%	06/02/2026	115	115,006
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	35,373
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	315	318,298
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	435,690
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	145	145,053
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	35	35,373
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	80	80,853
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	106,120
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 B, RB(a)	1.00%	10/01/2026	250	248,859
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	10	10,085
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(e)	5.00%	08/01/2041	150	150,337
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(e)	5.00%	06/15/2026	100	100,091
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	200	200,119
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	200	200,098
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	110,452
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	80	80,157
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	50,222
San Juan Unified School District, Series 2019 N, GO Bonds	4.00%	08/01/2029	95	95,220
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	4.00%	05/15/2033	10	10,004
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	305	308,407
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	170	168,630
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	100,000
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,013
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(e)	3.38%	08/01/2040	80	76,454
Tahoe-Truckee Unified School District, Series 2016 B, GO Bonds(a)(b)	5.00%	08/01/2026	30	30,117
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	295	295,019
Victor Valley Community College District, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	20	20,045
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(e)	5.75%	08/01/2031	450	452,108
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2040	10	9,927
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	108,843
				49,292,939
Colorado-2.63%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	235	237,900
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	190	192,297
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	$280	$ 283,287
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2026	350	355,161
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,066
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	70	70,925
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	110	111,485
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	101,344
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	225	227,988
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	190	191,091
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	150	151,895
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2033	15	15,184
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2034	15	15,177
Adams 12 Five Star Schools, Series 2025, GO Bonds	5.00%	12/15/2026	5	5,064
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	100	100,844
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	105	106,221
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	70	70,269
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	155	155,596
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,115
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	45	45,173
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,318
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	550	556,986
Colorado (State of) Health Facilities Authority (Adventist Health System), Series 2016, Ref. RB	5.00%	11/15/2041	10	10,010
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	12/01/2052	150	150,000
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	75	75,240
Colorado (State of) Health Facilities Authority (Parkview Medical Center Obligation), Series 2016, RB(a)(b)	5.00%	09/01/2026	20	20,116
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	395	395,498
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	65	65,595
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	360	361,196
Colorado (State of) Regional Transportation District (Fastracks), Series 2016, RB	5.00%	11/01/2041	5	5,029
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB	5.00%	11/01/2040	25	25,147
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	125	126,405
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	55,202
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,130
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	126,163
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	90	90,809
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,082
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,053
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	385	385,263
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	45	45,178
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,158
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	215,246
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	95	96,095
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	35	35,441
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	85	86,062
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	106,285
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	575	581,865
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2034	15	15,163
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2035	25	25,260
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	55	55,522
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	90,823
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2026	85	85,560
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.00%	12/01/2026	30	30,346
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	40,519
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	115	115,671
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,110
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	120	121,247
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	95	94,207
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
El Paso County School District No. 49 Falcon, Series 2017 B, COP	5.00%	12/15/2042	$55	$ 55,359
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	40,519
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	50,373
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	5.00%	12/15/2026	55	55,703
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	125	126,579
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	290	293,840
University of Colorado, Series 2017 A-2, Ref. RB(a)	5.00%	06/01/2026	20	20,000
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	35	35,000
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	100,800
				7,760,255
Connecticut-1.74%
Connecticut (State of), Series 2016 A, GO Bonds(a)(b)	4.00%	06/02/2026	15	15,001
Connecticut (State of), Series 2016 A, GO Bonds(a)(b)	4.00%	06/02/2026	15	15,001
Connecticut (State of), Series 2016 A, GO Bonds(a)(b)	5.00%	06/02/2026	5	5,000
Connecticut (State of), Series 2016 A, GO Bonds(a)(b)	3.00%	08/31/2026	45	45,024
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	196,764
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	315	317,675
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	165	164,148
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2033	15	15,110
Connecticut (State of), Series 2016 E, GO Bonds	4.00%	10/15/2035	40	40,072
Connecticut (State of), Series 2016 F, GO Bonds	5.00%	10/15/2031	55	55,436
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	201,575
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	210	210,193
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	80	80,630
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	210	211,464
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2026	65	65,453
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	513,556
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	105	106,171
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2026	75	75,836
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	495,463
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2026	70	70,859
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	201,652
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	315	315,000
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,029
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	181,055
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	155	155,882
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	575	578,192
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2031	35	35,186
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	75	75,388
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2033	40	40,196
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	40	40,049
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(e)	5.00%	09/01/2031	95	95,518
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB	5.00%	09/01/2028	115	115,676
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2026	85	85,163
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2026	20	20,038
Connecticut (State of) (Transportation Infrastructure), Series 2023 A-1, RB	5.00%	07/01/2026	10	10,019
Connecticut (State of) Clean Water Fund - State Revolving Fund, Series 2017 B, Ref. RB	5.00%	06/01/2026	5	5,000
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,007
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2026	185	185,329
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(e)	4.00%	11/01/2034	85	85,252
				5,140,062
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.13%
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	$295	$ 295,584
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,021
				395,605
District of Columbia-0.92%
District of Columbia, Series 2016 A, GO Bonds(a)(b)	4.00%	06/01/2026	20	20,000
District of Columbia, Series 2016 A, GO Bonds(a)(b)	5.00%	06/01/2026	35	35,000
District of Columbia, Series 2016 A, GO Bonds(a)(b)	5.00%	06/01/2026	25	25,000
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	140	141,624
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,087
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,000
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2026	15	15,000
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	438,805
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	377,927
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	180	181,405
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	90	91,069
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	45	45,000
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2026	25	25,096
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	100	101,188
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,025
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	5,001
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	60	60,466
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	607,665
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	100,727
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	200	200,344
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2026	60	60,152
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	125	125,316
				2,701,897
Florida-4.59%
Broward (County of), FL School District, Series 2016 A, Ref. COP(a)(b)	3.25%	07/01/2026	155	155,059
Broward (County of), FL School District, Series 2016 A, Ref. COP(a)(b)	5.00%	07/01/2026	5	5,009
Broward (County of), FL School District, Series 2017 C, Ref. COP	5.00%	07/01/2026	510	510,902
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,073
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	35,021
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2037	65	65,002
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	500,508
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	250,254
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	325	325,597
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	65	65,119
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2026	35	35,062
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	135	135,239
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	80	80,057
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	80	80,048
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2036	120	120,028
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2037	15	15,003
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	50	50,006
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	35	34,914
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	20	20,001
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(e)	5.00%	07/01/2026	375	375,702
Central Florida Tourism Oversight District, Series 2016, GO Bonds	5.00%	06/01/2035	200	200,265
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	50	50,017
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(e)	5.00%	07/01/2026	25	25,046
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,039
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	180	180,346
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2026	45	45,086
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	215	215,000
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB(a)	5.00%	07/01/2026	$100	$ 100,192
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	105	105,202
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	141,364
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2026	40	40,079
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	105,696
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	150	151,133
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2017 A, Ref. RB	5.00%	10/01/2026	90	90,597
Florida Keys Aqueduct Authority, Series 2015 A, Ref. RB	3.75%	09/01/2037	250	250,037
Gainesville (City of), FL, Series 2012 B, Ref. VRD RB(c)	2.10%	10/01/2042	100	100,000
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	500,381
Highlands County Health Facilities Authority (Advent Health Obligated Group), Series 2025, VRD RB(c)	2.15%	11/15/2060	100	100,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	11/01/2038	200	200,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB(c)	2.05%	11/15/2054	150	150,000
Jacksonville (City of), FL, Series 2015, Ref. RB(a)(b)	3.00%	06/22/2026	75	75,018
Jacksonville (City of), FL, Series 2015, Ref. RB(a)(b)	3.00%	06/22/2026	340	340,082
Jacksonville (City of), FL, Series 2015, Ref. RB(a)(b)	3.25%	06/22/2026	25	25,010
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	125	125,892
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	145	146,171
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	30	30,001
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,046
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	500,422
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	80,138
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	115,193
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	90,150
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,091
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	135,224
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	140,224
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,091
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	115,166
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,027
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	200,890
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	140	141,045
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	55,397
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	25	25,173
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	65	65,453
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	545	548,221
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	405	407,285
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	155	155,056
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	275	275,260
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	125,196
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2033	205	205,265
Orange (County of), FL Convention Center, Series 2016 A, RB	4.00%	10/01/2036	60	60,069
Orange (County of), FL Convention Center, Series 2016, RB	4.00%	10/01/2034	40	40,069
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	191,413
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	35	35,184
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	250	251,256
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	270	271,290
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,290
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	45,189
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	20	20,077
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	$60	$ 60,420
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2026	5	5,017
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,046
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	530	532,126
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	45	45,181
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	70	70,243
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,182
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	90	90,375
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	50	50,181
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2026	100	100,362
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	210	211,186
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2030	45	45,086
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	601,035
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	45	45,065
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,005
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2036	5	5,003
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	430	430,044
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2026	5	5,021
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	125	125,101
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB	5.00%	10/01/2037	25	25,144
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	70	70,521
				13,534,452
Georgia-1.38%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(e)	5.75%	11/01/2026	70	70,948
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	215,406
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,033
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	65,567
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(e)	5.25%	10/01/2032	415	418,526
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2014, Ref. RB	5.00%	07/01/2044	5	5,015
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	110	110,034
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	10	10,000
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,004
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	150	151,827
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	50,098
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,029
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	335	335,655
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	80	80,316
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	200,391
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	85	85,166
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,034
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	105,205
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,181
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	45	44,973
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	25	25,046
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	185,340
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	185	185,000
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	100	100,416
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	60	60,138
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	30	30,069
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	145	145,552
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	171,120
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,064
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,074
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	$175	$ 175,341
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	130	130,239
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	105	105,193
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,064
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	70	70,129
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,127
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,404
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	60	60,476
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(c)(d)	2.05%	04/01/2047	200	200,000
				4,069,200
Guam-0.02%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	50	50,016
Hawaii-0.87%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,115
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,124
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	40	40,320
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	236,917
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	75,612
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	65,506
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	120	120,906
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	191,384
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,063
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2033	25	25,072
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,091
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2036	15	15,024
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	110	110,881
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	225	226,835
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,155
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	431,446
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	155	156,241
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,016
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,008
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	593,338
				2,560,054
Idaho-0.70%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(c)(d)	1.85%	03/01/2048	1,700	1,700,000
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2026	260	260,726
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	70	70,000
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2026	30	30,000
				2,060,726
Illinois-4.81%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,257
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	55	55,012
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,100	1,112,296
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	260	262,961
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	95	96,058
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	80	80,879
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	65	65,750
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	136,394
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	40,367
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	100,904
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	385	388,464
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	685,933
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2016 A, Ref. GO Bonds, (INS - AGI)(e)	5.00%	11/15/2026	$20	$ 20,216
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	130	131,028
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	360	362,700
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	30,282
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	171,101
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,023
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(e)	4.00%	06/15/2028	120	120,105
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,016
Illinois (State of), Series 2016 D, Ref. RB	4.00%	06/15/2030	40	40,026
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	10	10,000
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	75,632
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	55	55,010
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	50	50,411
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	65	65,005
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	20	20,157
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	140,080
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	185	184,998
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	210,479
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	105	105,140
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2032	40	40,013
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	115,794
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	570,707
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	35	35,008
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	90	90,580
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	90	90,014
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	518,116
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,141
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	100,008
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	325	325,049
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2036	30	30,001
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	216,113
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2037	200	200,949
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	95	95,031
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(e)	3.75%	01/01/2034	45	45,006
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(e)	4.00%	01/01/2039	30	29,723
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,054
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	130	130,225
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	514,549
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	146,026
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	80	80,713
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	50,354
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	186,995
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	65,112
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	80,693
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	161,187
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2026	5	5,010
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB(a)(b)	5.00%	06/01/2026	305	305,000
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2021, Ref. VRD RB(c)	1.95%	07/15/2055	100	100,000
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,005
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,063
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,027
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,014
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,060
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	08/01/2044	1,000	1,000,000
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2014 A, Ref. RB	4.00%	10/01/2038	125	124,994
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	$65	$ 65,303
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	75	75,125
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	260,334
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,010
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,121,151
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,113
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	190	190,309
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	295	295,647
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	460	460,259
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	100	99,387
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	90	90,387
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(e)	5.00%	12/01/2046	335	335,079
Southwestern Illinois Development Authority, Series 2015 A, RB	3.88%	04/15/2040	105	105,001
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	285,014
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	40	40,013
				14,169,150
Indiana-1.27%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	90,203
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	250,545
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	100	100,209
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	560	561,150
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	40,402
Indiana (State of) Finance Authority, Series 2016, RB(a)	5.00%	10/01/2046	165	166,288
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	90	90,339
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,264
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	175	175,585
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,059
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	70	70,118
Indiana (State of) Housing & Community Development Authority, Series 2017 B-3, VRD RB(c)	2.10%	07/01/2047	500	500,000
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	530	530,974
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	30	30,055
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	55	55,101
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,064
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	260	260,478
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,073
Indiana (State of) Municipal Power Agency, Series 2016 C, Ref. RB(a)(b)	5.00%	07/01/2026	65	65,119
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,045
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2026	5	5,022
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	549,218
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2026	60	60,000
Richmond (City of), IN Hospital Authority, Series 2015, Ref. RB	5.00%	01/01/2039	5	5,000
				3,756,311
Iowa-0.41%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	70	70,000
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	55,113
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	90	90,021
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	80	80,316
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.00%	02/15/2041	600	600,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	$205	$ 205,902
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	86,010
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,356
				1,217,718
Kansas-0.38%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	145,751
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	25	25,069
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	125	125,307
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	110	110,656
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2026	125	125,745
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,156
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	4.25%	09/01/2039	10	10,000
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	55	55,195
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	70	70,270
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	55	55,365
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	382,753
				1,126,267
Kentucky-1.18%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2024, Ref. RB	5.00%	09/01/2026	195	196,084
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	455	459,225
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	80	80,817
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	100,929
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2026	80	80,590
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	70	70,129
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2026	80	80,135
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	245,415
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	125	125,735
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	385	387,088
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	140	140,707
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	160	160,749
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	150	150,643
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	85	84,998
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016, Ref. RB	4.00%	10/01/2035	60	59,534
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District (Norton Healthcare, Inc.), Series 2011 B, VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	0.02%	10/01/2039	1,045	1,045,000
				3,467,778
Louisiana-0.60%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	385	386,518
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,245
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	265	266,580
Louisiana (State of) Gasoline & Fuels, Series 2023 A-2, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	05/01/2043	300	300,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2026	20	20,096
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	5	4,981
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	158,827
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	315,337
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	160	160,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	$50	$ 50,164
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(e)	4.00%	12/01/2037	50	50,059
				1,777,807
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	50,298
Maryland-1.56%
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	70	70,275
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	60	60,004
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	255	255,582
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	80	80,314
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	175	175,687
Maryland (State of), Series 2020 C, Ref. GO Bonds	3.00%	08/01/2026	50	50,022
Maryland (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2026	70	70,275
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	105,412
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	150,589
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	180,707
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2026	15	15,090
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,512,112
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2026	50	50,614
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	60,737
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2026	160	161,626
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	166,332
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	251,932
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,073
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	75	75,035
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins University), Series 2013 B, RB	4.25%	07/01/2041	35	35,003
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	35,069
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2026	40	40,079
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2026	50	50,504
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	372,963
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	160	161,613
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2026	25	25,051
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	115	116,400
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2026	75	75,525
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	70,204
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2026	90	90,263
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,000
				4,595,092
Massachusetts-3.82%
Massachusetts (Commonwealth of), Series 2006 E, GO Bonds, (INS - AMBAC)(e)	5.00%	11/01/2026	65	65,682
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds(a)	5.00%	07/01/2026	215	215,395
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	35	34,643
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	45	45,083
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	50	50,092
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	490	490,900
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	220	220,449
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	55,094
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	80	80,000
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	160	160,327
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	200	200,367
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	290	290,533
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	300,204
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	80,137
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	100,174
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	135,217
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	$10	$ 10,022
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,063
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	290,323
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2036	25	25,022
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	20,008
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,010
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	141,775
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,165
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,052
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,262
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	55	55,576
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,052
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	520,398
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	105	106,108
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	200	202,091
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	116,156
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	5	5,003
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,291
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	50,417
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds(a)	5.00%	07/01/2026	25	25,046
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	275	277,887
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds(a)	5.00%	07/01/2026	70	70,129
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	125,777
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,005
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	55	55,577
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2026	25	25,155
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,041
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	195	195,388
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,011
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,077
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016 I, Ref. RB	5.00%	07/01/2036	25	25,025
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	755	755,733
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2039	80	80,300
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	250,448
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	220,134
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	5	5,010
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,016
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB(a)(b)	4.00%	07/15/2026	20	20,030
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB(a)(b)	5.00%	07/15/2026	510	511,376
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB(a)(b)	5.00%	07/15/2026	70	70,189
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	130	130,373
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	307,771
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	25	25,048
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2029	25	25,048
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	$260	$ 260,470
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,007
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	130	129,850
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	200,204
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,048
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	270	269,984
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	03/01/2048	1,000	1,000,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Baystate Medical Center Issue), Series 2009, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	07/01/2039	200	200,000
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	08/01/2026	155	155,569
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	11/16/2026	130	131,348
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	11/16/2026	100	101,037
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	11/16/2026	40	40,415
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(e)	5.25%	08/01/2026	100	100,444
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,055
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	280	281,028
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	160,588
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	496,818
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,018
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	145	145,533
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	35,128
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2026	10	10,039
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2026	5	5,050
				11,273,426
Michigan-2.40%
Great Lakes Water Authority, Series 2016 A, RB(a)(b)	5.00%	07/01/2026	30	30,055
Great Lakes Water Authority, Series 2016 B, RB(a)(b)	5.00%	07/01/2026	55	55,101
Great Lakes Water Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	07/01/2026	180	180,331
Great Lakes Water Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	07/01/2026	110	110,202
Great Lakes Water Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	07/01/2026	25	25,046
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2026	40	40,076
Great Lakes Water Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	07/01/2026	30	30,055
Great Lakes Water Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	07/01/2026	500	500,918
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	170	170,283
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	110,209
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	5	5,009
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	2.10%	06/01/2034	$400	$ 400,000
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	55	55,060
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,056
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,001
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	140	139,306
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,055
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	160	161,328
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	215	216,738
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	165	166,288
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	90	90,677
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	503,639
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	135,963
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	301,482
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	150,474
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	400,725
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2026	75	75,653
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	519,107
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	141,024
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	236,728
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2026	60	60,551
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,185
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	70,637
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	35,304
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2031	5	5,040
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	140	141,049
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	105	105,684
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2035	35	35,019
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2036	145	145,083
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	502,641
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	115	115,554
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	230	230,860
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	255	258,080
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	100	100,985
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	106,268
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGI)(e)	4.00%	05/01/2042	20	19,880
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	70,130
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,003
				7,074,542
Minnesota-0.89%
Hennepin (County of), MN, Series 2016 A, GO Bonds	5.00%	12/01/2036	20	20,171
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	35	35,424
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	45	45,184
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	525	529,363
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	85,706
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2026	70	70,287
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2026	25	25,102
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	45	45,279
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2026	25	25,102
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2026	50	50,205
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2026	100	100,410
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2026	55	55,225
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2032	70	70,100
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,006
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,251,679
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2042	5	5,033
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2047	$100	$ 100,386
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	90,687
				2,610,349
Mississippi-0.39%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	105	106,221
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	50,581
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	55,639
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	55,640
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,233
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	50,581
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	35,407
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,446
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	141,347
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	155	156,491
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,289
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	151,443
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	25	25,240
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	200,240
				1,134,798
Missouri-0.61%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	95	95,966
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	75	75,019
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	55,405
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,016
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2026	10	10,000
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	100	100,000
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,043
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	75,129
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	75,119
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,083
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	45	44,980
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,017
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,038
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2016, Ref. RB	4.00%	05/15/2039	135	135,003
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(c)	2.10%	03/01/2040	100	100,000
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	175	176,815
Missouri (State of) Highway & Transportation Commission, Series 2021, RB	5.00%	11/01/2026	15	15,156
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	220	220,009
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,059
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	110,070
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	80	80,034
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	10	10,001
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis (City of), MO, Series 2007 A,Ref. RB, (INS - AGI)(e)	5.25%	07/01/2026	$135	$ 135,265
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	30,063
				1,804,290
Nebraska-0.08%
City of Lincoln NE Electric System Revenue, Series 2015 A, Ref. RB	3.50%	09/01/2036	75	74,997
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	4.13%	11/01/2036	10	10,001
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	55	54,999
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	85	85,149
				225,146
Nevada-1.18%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	307,985
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	35	35,336
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2030	10	10,093
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	90	90,009
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	25	25,004
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	60	60,005
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,017
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	50,084
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2026	15	15,025
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2026	105	105,177
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	70	70,118
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	40	40,067
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	250,127
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,021
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	85,073
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	95,082
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	175	175,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	10	10,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	175	175,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	295	295,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	75	75,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	110	110,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	500	500,000
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	85	85,000
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	105	105,190
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	80,155
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	10/01/2026	140	141,149
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	140	140,257
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	240	240,441
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	80	80,147
				3,486,562
New Hampshire-0.04%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	85	85,244
New Hampshire (State of) Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	35	35,008
				120,252
New Jersey-3.16%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	140	140,274
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	08/01/2026	5	5,001
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2016, RB	5.00%	05/01/2041	20	20,019
New Brunswick Parking Authority, Series 2016 B, Ref. RB, (INS - AGI)(e)	4.00%	09/01/2040	35	35,007
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	450	450,000
New Jersey (State of) Economic Development Authority, Series 2004, RB, (INS - NATL)(e)	5.25%	07/01/2026	35	35,061
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AMBAC)(e)	5.50%	09/01/2026	10	10,068
New Jersey (State of) Economic Development Authority, Series 2014, Ref. RB	3.50%	06/15/2027	35	35,006
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	$80	$ 80,031
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	349,559
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	278,634
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	111,307
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	472,381
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	259,048
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	55,873
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	425	429,035
New Jersey (State of) Economic Development Authority, Series 2024, Ref. RB	5.00%	06/15/2026	170	170,146
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,038
New Jersey (State of) Educational Facilities Authority, Series 2016 F, Ref. RB	4.00%	07/01/2035	10	10,003
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB(a)(b)	5.00%	07/07/2026	145	145,200
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2026	70	70,132
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB(a)(b)	3.50%	07/01/2026	125	125,073
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB(a)(b)	4.00%	07/01/2026	190	190,193
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB(a)(b)	4.00%	07/01/2026	360	360,365
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	65	65,119
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	100	99,028
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	100,280
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	75	75,138
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	170	170,312
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	70	70,129
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB(a)(b)	4.00%	07/01/2026	665	665,675
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	580,779
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	280	280,374
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	315	315,410
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	480	480,263
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	240	242,971
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,061
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	155	155,207
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	575	575,749
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	610	610,770
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	617,551
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	170	170,146
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2026	25	25,021
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(e)	5.00%	12/01/2038	60	60,382
Passaic (County of), NJ Improvement Authority (The), Series 2012, RB	3.50%	05/01/2035	45	45,005
Union (County of), NJ Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,005
				9,312,829
New Mexico-0.31%
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	120	120,105
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	365	365,321
New Mexico (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	06/15/2026	10	10,009
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2026	75	75,953
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	220	220,410
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	$30	$ 30,056
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2026	80	80,149
				902,003
New York-15.38%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,005
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,221
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,191
Build NYC Resource Corp. (Chapin School), Series 2016, RB	5.00%	11/01/2026	10	10,096
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,183
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2030	10	10,057
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2031	5	5,028
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	240	241,065
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	50	50,160
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	285	285,483
Metropolitan Transportation Authority, Series 2002 D, VRD Ref. RB, (LOC - Truist Bank)(c)(d)	2.10%	11/01/2032	900	900,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Truist Bank)(c)(d)	2.10%	11/01/2035	900	900,000
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(e)	5.25%	11/15/2026	525	530,940
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	85,530
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,055
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	230	232,788
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	110	111,309
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	10	10,116
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	150	151,674
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2032	30	30,322
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	20	20,198
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	80,761
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,168
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	100,818
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	25	25,193
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	75,544
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	10,008
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	785	789,946
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	130	131,252
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	265	267,529
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	560	565,239
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2031	110	110,999
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,034
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	225	225,640
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2026	10	10,112
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	370	374,142
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	505,597
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,110
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	445	449,981
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	235	237,631
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	70	70,787
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	80,536
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	30	30,330
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	15	15,162
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,018,153
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	225	225,866
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	505,688
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	100	100,017
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.63%	12/15/2034	25	25,002
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	185	186,103
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,092
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,173
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	$30	$ 30,000
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	116,429
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,150
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2026	125	125,501
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	296,183
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2026	35	35,140
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	45,479
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	85	85,883
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	30	30,307
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2032	155	156,534
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	560	565,374
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2034	235	237,162
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	5,001
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	370	372,908
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2038	20	20,149
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	365	367,255
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	170	170,682
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,090
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	50,176
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,017
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2032	50	50,165
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	55	55,029
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	165	165,662
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,008,023
New York (City of), NY, Series 2017-1, GO Bonds	5.00%	08/01/2026	150	150,602
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2026	350	351,404
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2026	285	286,143
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	165	165,662
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2026	35	35,359
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	130	130,521
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2026	125	125,501
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2026	20	20,121
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	155	155,622
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2026	15	15,060
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2026	225	225,903
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2026	95	95,381
New York (City of), NY, Subseries 2008 L-4, VRD GO Bonds, (LOC - U.S. Bank, N.A.)(c)(d)	1.85%	04/01/2038	200	200,000
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	635,752
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	170	170,587
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	120	120,406
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,056
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	35	35,111
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	5	5,002
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2037	75	75,195
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	501,235
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(c)	2.10%	08/01/2044	150	150,000
New York (City of), NY, Subseries 2017 B, VRD GO Bonds(c)	2.00%	10/01/2046	200	200,000
New York (City of), NY, Subseries 2018 E-5, VRD GO Bonds, (LOC - TD Bank, N.A.)(c)(d)	2.10%	03/01/2048	1,000	1,000,000
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,041
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2026	100	100,606
New York (City of), NY, Subseries 2026 H-2,VRD GO Bonds(c)	2.10%	02/01/2056	700	700,000
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB(c)	2.10%	06/15/2043	2,400	2,400,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(c)	2.10%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 A, Ref. RB(a)(b)	4.50%	06/15/2026	125	125,086
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB(a)(b)	5.00%	06/15/2026	5	5,004
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB(a)(b)	5.25%	06/15/2026	515	515,502
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	406,505
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	295	298,823
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	$215	$ 215,184
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	111,426
New York (City of), NY Municipal Water Finance Authority, Series 2023 CC, VRD RB(c)	2.00%	06/15/2053	200	200,000
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	135	136,551
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	423,953
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	475	479,445
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	100	100,434
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2038	225	225,103
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2026	15	15,153
New York (City of), NY Transitional Finance Authority, Series 2015 E3, VRD RB(c)	2.10%	02/01/2045	400	400,000
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,043
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	4.00%	07/13/2026	45	45,065
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	4.00%	07/13/2026	65	65,093
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	4.00%	07/13/2026	5	5,007
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	5.00%	07/13/2026	165	165,427
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	5.00%	07/13/2026	100	100,259
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	5.00%	07/13/2026	20	20,052
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	5.00%	07/13/2026	25	25,065
New York (City of), NY Transitional Finance Authority, Series 2016, RB(a)(b)	5.00%	07/13/2026	70	70,181
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	75	75,765
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	65,663
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(c)	1.85%	08/01/2042	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	605	611,174
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	545	550,562
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2026	205	207,092
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2026	20	20,204
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2026	15	15,153
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2026	150	151,531
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB(a)(b)	5.00%	07/13/2026	5	5,052
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	135	135,016
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	4.00%	08/01/2026	90	90,184
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	5	5,018
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	200	200,738
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	655	657,417
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	105	105,387
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	250	250,922
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	25	25,092
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	1,205	1,209,446
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB(a)(b)	5.00%	08/01/2026	15	15,055
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB(a)(b)	4.00%	08/01/2026	40	40,082
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB(a)(b)	5.00%	08/01/2026	25	25,092
New York (City of), NY Transitional Finance Authority, Subseries 2017 C-1, Ref. GO Bonds	5.00%	07/15/2026	200	200,598
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2026	20	20,060
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,051
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	30	30,306
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,153
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	226,033
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	540	542,392
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016-1E, Ref. RB	4.00%	04/01/2030	110	110,507
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	95	96,034
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	45	45,217
New York (State of) Dormitory Authority, Series 2015, Ref. RB	4.00%	07/01/2038	10	10,000
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,010
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	$50	$ 50,249
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	20	20,099
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	70,483
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	45	45,084
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	65	65,121
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	70	70,129
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	195	196,292
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	90,156
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	60	60,250
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	508,286
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	355	356,432
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	60	60,369
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	240	240,386
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	55	55,214
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	165	165,968
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	180,277
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	80	80,296
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	130	130,721
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	25	25,082
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	210,638
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,101
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	220	220,563
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	545	546,293
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	60	60,298
New York (State of) Dormitory Authority, Series 2016, RB	5.00%	02/15/2032	10	10,043
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	564,991
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,019
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	60,460
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,120
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,080
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	171,352
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	450	453,535
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	55	55,419
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	160	161,155
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	125	125,733
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	400	402,265
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	125	125,682
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	125,959
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(e)	5.00%	10/01/2026	60	60,501
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(e)	5.00%	10/01/2026	25	25,209
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(e)	5.00%	10/01/2026	40	40,334
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	460	463,114
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	465	468,848
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016, RB	4.00%	10/01/2026	25	25,125
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2026	25	25,052
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,002
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	85	85,423
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	266,905
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	90,161
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	746,243
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	155,230
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	165	165,207
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,038
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(e)	5.00%	11/15/2026	70	70,806
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	120	120,103
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	50,096
New York State Environmental Facilities Corp., Series 2016, Ref. RB(a)(b)	5.00%	06/15/2026	10	10,009
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2026	55	55,053
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	$215	$ 215,980
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	55	55,047
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	225	225,193
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	70	70,060
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	60	60,052
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	35	35,030
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB(a)(b)	5.00%	06/15/2026	10	10,009
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	75,072
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,005
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2026	100	101,038
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,002
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	220	220,038
Triborough Bridge & Tunnel Authority, Series 2001 C Ref. VRD RB, (LOC - Barclays Bank PLC)(c)(d)	2.00%	01/01/2032	100	100,000
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	85	85,932
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/29/2026	70	70,120
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	195	193,852
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2026	15	15,164
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	55	55,603
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	85	85,932
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	80	80,877
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	308,553
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	35	35,327
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	145	146,361
				45,336,276
North Carolina-2.11%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(c)	2.05%	01/15/2048	1,450	1,450,000
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 H, VRD RB(c)	2.05%	01/15/2048	1,000	1,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(c)	2.05%	01/15/2038	600	600,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	192,304
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2026	75	75,445
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,000
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	140	140,000
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	340	340,000
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	475,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	135	136,085
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	30,030
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	216,134
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,228
North Carolina (State of) Housing Finance Agency (Social Bonds), Series 2023, VRD RB, (CEP - GNMA)(c)	2.10%	07/01/2049	200	200,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	150,646
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,000
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	130	129,998
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 C, VRD RB(c)	2.05%	06/01/2055	$350	$ 350,000
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,198
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2031	5	5,033
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	135,878
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,065
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	110,208
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	265	265,489
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	70	70,003
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2026	10	10,060
				6,217,804
North Dakota-0.17%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,076
Ohio-2.31%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	220	220,704
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	275	275,110
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(e)	5.25%	12/01/2026	235	238,152
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	150	150,291
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,109
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,016,806
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2029	10	10,001
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	40	39,872
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	135,254
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2026	20	20,094
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	100	100,000
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	25	25,000
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,282
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	160	160,024
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2022 B, Ref. VRD RB(c)	2.10%	11/01/2042	700	700,000
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	50	50,589
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	340	343,991
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	115	116,304
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	95	95,495
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2032	85	85,405
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	105	105,260
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	211,495
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	50	50,203
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	190	192,495
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	115	115,467
Ohio (State of) (Garvee), Series 2016 1, RB(a)(b)	5.00%	06/15/2026	180	180,154
Ohio (State of) (Garvee), Series 2016-1, RB(a)(b)	5.00%	06/15/2026	85	85,073
Ohio (State of) (Garvee), Series 2016-1, RB(a)(b)	5.00%	06/15/2026	75	75,064
Ohio (State of) (Garvee), Series 2018-1, RB(a)(b)	5.00%	06/15/2026	110	110,094
Ohio (State of) (Garvee), Series 2018-1, RB(a)(b)	5.00%	06/15/2026	200	200,171
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	106,379
Ohio (State of) Higher Educational Facility Commission, Series 2016, Ref. RB	5.00%	07/01/2042	30	30,025
Ohio (State of) Water Development Authority, Series 2016 A, RB(a)(b)	5.00%	06/01/2026	200	200,000
Ohio (State of) Water Development Authority, Series 2016 A, RB(a)(b)	5.00%	06/01/2026	30	30,000
Ohio (State of) Water Development Authority, Series 2016 A, RB(a)(b)	5.00%	06/01/2026	40	40,000
Ohio (State of) Water Development Authority, Series 2016 A, RB(a)(b)	5.00%	06/01/2026	50	50,000
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	90,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	90	91,082
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	95	95,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	80,962
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2026	$75	$ 75,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	55,661
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 C, VRD RB(c)	2.10%	12/01/2054	500	500,000
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	50	50,606
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2041	10	10,024
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	124,993
				6,798,691
Oklahoma-0.62%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	85,391
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	15	15,000
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	75,813
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	195	197,104
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	135	136,437
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	135	136,390
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	635	637,613
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	45	45,085
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	1.25%	07/01/2026	480	479,366
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,038
				1,833,237
Oregon-0.62%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	35	35,014
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	60	60,003
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	80,071
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	110	110,099
Oregon (State of), Series 2017, Ref. VRD GO Bonds(c)	0.02%	06/01/2041	200	200,000
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,025
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,244
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,036
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	125	126,365
Oregon (State of) Facilities Authority (Peaceheal), Series 2014, Ref. RB	4.13%	11/15/2032	230	230,055
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,007
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	502,905
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,078
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	40	40,055
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	160,205
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	50	50,060
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,031
				1,835,253
Pennsylvania-3.97%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	80	80,763
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	90	90,844
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	25	25,230
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	200	200,523
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	175	175,827
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	55	55,132
Chester (County of), PA, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	07/15/2026	65	65,097
Chester (County of), PA, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	07/15/2026	55	55,082
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	40	40,005
Delaware County Regional Water Quality Control Authority, Series 2016, RB	5.00%	11/01/2046	105	104,507
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	80,890
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	$140	$ 140,361
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	80	80,284
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	375	377,626
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2026	180	181,087
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2026	100	100,604
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2026	240	241,187
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	5.00%	09/15/2026	100	100,700
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	302,022
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	95	95,632
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	80	80,132
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	35	35,049
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	660,779
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	375,016
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	150	150,438
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	175	176,419
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2026	195	195,964
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	95	95,133
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2016, Ref. RB	4.00%	03/15/2034	55	55,063
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	500,606
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,030
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2030	65	65,731
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2031	310	313,376
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2032	125	126,330
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2033	435	439,369
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB	5.00%	06/01/2034	15	15,139
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB(a)(b)	5.00%	06/01/2026	40	40,000
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2026	15	15,171
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	4.75%	12/01/2037	270	271,880
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014, RB	4.50%	12/01/2034	75	75,510
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	155	156,764
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	45	45,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	85,942
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	230	232,374
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	15	15,168
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	160	161,675
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	260	262,623
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	75	75,233
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2036	170	171,267
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2041	250	249,896
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(a)(b)	5.00%	06/01/2026	255	255,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(a)(b)	5.00%	06/01/2026	540	540,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(a)(b)	5.00%	06/01/2026	235	235,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(a)(b)	5.00%	06/01/2026	405	405,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(a)(b)	5.00%	06/01/2026	60	60,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(a)(b)	4.00%	06/01/2026	400	400,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(a)(b)	4.00%	06/01/2026	155	155,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(a)(b)	5.00%	06/01/2026	55	55,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(a)(b)	5.00%	06/01/2026	85	85,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(a)(b)	5.00%	06/01/2026	85	85,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	$140	$ 141,571
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB	5.50%	12/01/2042	40	40,357
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGI)(e)	4.00%	12/01/2037	75	75,225
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2026	75	75,853
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	300,832
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2028	20	20,120
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2029	15	15,087
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2026	15	15,114
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	75	75,279
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(e)	5.00%	08/01/2026	20	20,074
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	230	230,856
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2026	25	25,093
Philadelphia (City of), PA (1998 General Ordinance), Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	235	236,735
Philadelphia (City of), PA (1998 General Ordinance), Series 2016, Ref. RB	5.00%	10/01/2033	25	25,179
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(c)	2.07%	07/01/2054	100	100,000
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(a)(b)	5.00%	09/01/2026	65	65,361
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2026	35	35,186
Philadelphia School District (The), Series 2016, Ref. GO Bonds(a)(b)	5.00%	09/01/2026	35	35,194
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(e)	5.00%	09/01/2026	145	145,806
				11,710,905
Rhode Island-0.44%
Rhode Island (State of), Series 2025 C, Ref. GO Bonds	5.00%	08/01/2026	70	70,283
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	330	330,210
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	50,040
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2028	245	245,440
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	215	215,430
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	265	265,796
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	125,575
				1,302,774
South Carolina-0.86%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	290	293,300
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	237,744
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,073
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	30	30,004
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	70	70,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	10	10,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	75	75,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	80	80,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	50	50,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	30	30,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	50	50,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	45	45,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	5	5,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	06/01/2026	55	55,000
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	150	150,167
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	95	95,102
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	100	100,101
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	105	105,103
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2033	15	15,014
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	160	160,140
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	15	15,012
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	65	65,051
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	115	115,086
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	145	145,103
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	$80	$ 80,685
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2036	25	25,203
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	80	80,618
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	5	4,996
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	15	15,164
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	25	24,994
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	210	211,674
				2,525,334
South Dakota-0.11%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	35	35,243
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2004 B, VRD RB, (LOC - U.S. Bank, N.A.)(c)(d)	1.60%	11/01/2034	300	300,000
				335,243
Tennessee-1.04%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB(c)	1.90%	06/01/2034	1,000	1,000,000
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland), Series 2017 B, Ref. RB	5.00%	11/01/2030	25	25,236
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	4.00%	07/01/2026	45	45,048
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	4.00%	07/01/2026	100	100,106
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	4.00%	07/01/2026	40	40,042
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	4.00%	07/01/2026	85	85,090
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	100,188
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	25	25,047
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	115	115,216
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	5	5,009
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	35	35,066
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	70	70,123
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	190	190,373
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	54,770
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	155	155,285
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	120	120,220
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	210	210,386
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	40	40,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	145	145,266
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(a)(b)	5.00%	07/01/2026	100	100,184
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,275
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	100,411
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	80	80,786
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	$85	$ 85,417
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	75,420
				3,070,038
Texas-6.29%
Austin (City of), TX, Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	5	5,050
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	50	50,520
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2030	15	15,148
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	150	151,437
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	160	161,478
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	25	25,138
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	150,702
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,255
Austin (City of), TX, Series 2021, Ref. RB(a)	5.00%	11/15/2026	10	10,101
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	100	101,024
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	80	80,819
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	60	60,231
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	100	100,088
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	220,193
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	500,727
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	115,535
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	447,070
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2026	35	35,163
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	406,884
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	125,512
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2026	140	140,651
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2026	10	10,047
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	170	170,791
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,002
Collin County Community College District, Series 2018, GO Bonds	3.38%	08/15/2035	40	39,754
Collin County Community College District, Series 2018, GO Bonds	3.50%	08/15/2036	25	24,814
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	270	272,643
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	55,538
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	70	70,685
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	160,489
Dallas (City of), TX, Series 2015 A, Ref. RB	4.00%	10/01/2033	35	35,007
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	45,323
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2030	10	10,073
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	70	70,505
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2032	10	10,070
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2034	40	40,262
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	70	70,435
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	40	40,234
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	50	49,128
Dallas (City of), TX, Series 2021, Ref. RB	4.00%	08/15/2035	35	35,016
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	130	131,390
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	160	161,828
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2034	205	206,751
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	195	196,554
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2036	30	30,222
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	70	70,192
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,244
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,117
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	160,241
El Paso Independent School District, Series 2017, GO Bonds(a)	5.00%	08/15/2036	60	60,272
El Paso Independent School District, Series 2017, GO Bonds(a)	5.00%	08/15/2037	175	175,794
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(e)	5.00%	11/15/2026	25	25,242
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	$45	$ 45,212
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2028	10	10,040
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	135	135,514
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	306,129
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	230,818
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	235	235,801
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	85	85,278
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	130	130,400
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	60	60,172
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	225,604
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	25	25,046
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	90	90,739
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,452
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2026	35	35,164
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2026	15	15,106
Harris (County of), TX Flood Control District, Series 2025, Ref. GO Bonds	5.00%	09/15/2026	80	80,532
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	130	131,261
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	105	106,064
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	250	252,471
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	125,584
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	4.00%	07/01/2037	20	19,945
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	35	35,056
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2040	20	20,032
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	65,727
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 C, Ref. VRD RB(c)	2.10%	10/01/2041	1,000	1,000,000
Houston (City of), TX, Series 2014, Ref. RB	4.00%	11/15/2032	135	135,051
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,038
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	85	85,944
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	245	247,686
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	385	386,123
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2035	65	65,541
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	100	100,789
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	5,002
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	30	30,322
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2034	185	186,615
Houston (City of), TX, Series 2016, Ref. RB	4.50%	11/15/2038	35	35,079
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	375	379,163
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	60,091
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	500	505,551
Houston Independent School District, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	06/29/2026	25	25,023
Houston Independent School District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/29/2026	20	20,033
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	5	5,003
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	10,017
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	20	20,018
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	10	10,009
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	10	10,009
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	175	175,800
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	$30	$ 30,118
Laredo (City of), TX, Series 2016, Ref. RB	4.00%	03/01/2041	100	99,978
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	10	9,999
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,004
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	70	70,311
Lone Star College System, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/14/2026	80	80,350
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,030
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,006
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	75,000
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	5	5,007
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/01/2046	100	97,000
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	245	245,758
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2026	250	251,465
Pearland (City of), TX, Series 2021 B, GO Bonds	5.00%	03/01/2030	220	220,281
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	310,185
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	155	155,335
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2026	40	40,078
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	60	60,240
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	185,289
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2032	35	35,053
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2033	120	121,042
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2034	155	156,297
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2036	205	206,547
San Antonio (City of), TX, Series 2016 C, Ref. RB	4.00%	05/15/2037	15	15,031
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2041	80	80,493
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	60	60,129
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	320	321,171
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	105	105,366
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,190
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	85	85,278
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	40	40,048
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	145	145,148
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2026	130	130,522
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	300	299,987
Spring Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	10	10,044
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,038
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, Ref. RB	4.00%	02/15/2035	10	10,004
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	300	300,805
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	110	110,440
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,040
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	35,279
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	250	251,993
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	355	357,807
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	145	146,146
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2030	5	5,033
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	120	120,325
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	130	130,255
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,063
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	55	55,041
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2036	30	30,009
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	$10	$ 10,002
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	135	136,211
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2026	25	25,099
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	175	175,690
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	5.00%	10/15/2026	15	15,135
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	100,108
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	70	70,064
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	501,921
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	10	10,014
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	10	10,014
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	15	15,019
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	5	5,006
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	5	5,006
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	15	15,016
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	70	70,070
University of Houston, Series 2017 C, Ref. RB	4.00%	02/15/2037	150	150,021
				18,541,897
Utah-1.03%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2026	5	5,009
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	225,417
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	115,452
Utah (County of), UT (IHC Health Services, Inc.), Series 2018 C, VRD RB(c)	2.10%	05/15/2058	950	950,000
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	470	470,267
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2026	5	5,010
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	295	295,569
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	245	245,473
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2026	115	115,222
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,021
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	180	180,000
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	70	70,053
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,075
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	35	35,026
Utah Municipal Power Agency, Series 2016 B, RB(a)(b)	5.00%	07/06/2026	25	25,054
				3,037,648
Vermont-0.11%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,010
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,004
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	235	235,135
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,043
				330,192
Virginia-1.04%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2026	50	50,239
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(e)	5.00%	07/01/2041	105	105,074
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,023
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	110	110,877
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	125,132
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	90,089
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	155	155,611
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,158
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	416,637
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	$40	$ 40,158
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,059
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	75,367
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	4.00%	07/07/2026	250	250,305
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	25	25,014
Stafford County Economic Development Authority, Series 2016, Ref. RB	5.00%	06/15/2036	25	25,013
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	75	75,000
Virginia (Commonwealth of) College Building Authority, Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2027	25	25,008
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2026	135	135,017
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	100	100,535
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	65,341
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	220	220,890
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	80	80,324
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2026	75	75,303
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	65	65,263
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2026	25	25,101
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	231,403
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2026	65	65,449
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2026	70	70,575
Winchester Economic Development Authority, Series 2024, Ref. VRD RB, (LOC - Truist Bank)(c)(d)	2.05%	01/01/2054	300	300,000
				3,064,965
Washington-3.81%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	151,263
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	180	181,867
Energy Northwest, Series 2025 A, Ref. RB(a)	5.00%	07/01/2026	120	120,226
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	200	200,376
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB(a)	5.00%	07/01/2026	105	105,197
Energy Northwest (No. 1), Series 2017 A, Ref. RB(a)	5.00%	07/01/2026	345	345,648
Energy Northwest (No. 1), Series 2021 A, Ref. RB(a)	5.00%	07/01/2026	65	65,122
Energy Northwest (No. 1), Series 2022 A, Ref. RB(a)	5.00%	07/01/2026	295	295,554
Energy Northwest (No. 1), Series 2024 B, Ref. RB(a)	5.00%	07/01/2026	30	30,056
Energy Northwest (No. 3), Series 2018, Ref. RB(a)	5.00%	07/01/2026	35	35,066
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	175	177,079
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	25	25,297
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	265,002
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2039	5	5,000
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,010
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	120	120,339
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	130	130,207
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2031	20	20,032
King (County of), WA, Series 2025, VRD RB(c)	2.07%	01/01/2065	300	300,000
King (County of), WA Public Hospital District No. 1 (Valley Medical Center), Series 2017, Ref. GO Bonds	5.00%	12/01/2036	15	15,081
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	50	50,060
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	240	243,009
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	180	181,143
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	$20	$ 20,247
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	120	121,451
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	90	88,366
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	105	105,256
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	55	55,651
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	65	65,786
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	350	354,371
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	555	561,848
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	155	155,006
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,031
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,009
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	745	753,745
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	310	313,759
King County School District No. 414 Lake Washington, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	20	20,005
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	145	146,751
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	30	30,349
Seattle (City of), WA, Series 2020 A, RB	5.00%	07/01/2026	130	130,249
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,011
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,029
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,041
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,113
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	201,210
Washington (State of), Series 2016 A, GO Bonds(a)(b)	5.00%	08/01/2026	215	215,826
Washington (State of), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	90	90,346
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	60	60,133
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	215	215,826
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	115	115,442
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	25	25,096
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	85	85,327
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	135	135,519
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	25	25,096
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	75	75,288
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	60	60,231
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	15	15,058
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	145	145,557
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	30	30,115
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	20	20,077
Washington (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	08/01/2026	5	5,019
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	110	110,424
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	40,154
Washington (State of), Series 2017-A, GO Bonds(a)(b)	5.00%	08/01/2026	60	60,231
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	45	45,086
Washington (State of), Series 2023, Ref. GO Bonds	5.00%	08/01/2026	35	35,135
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	$45	$ 45,086
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	75	75,144
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2026	105	105,405
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	420	421,614
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	80	80,307
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	355	356,364
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	200	200,768
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	130	130,499
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	155	155,598
Washington (State of), Series R-2017A, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	35	35,134
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,039
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	180	180,344
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	375	375,409
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,058
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	760	760,810
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	175	174,818
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	55	55,011
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	68,556
				11,233,868
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	85,477
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group), Series 2016, Ref. RB	4.00%	06/01/2035	10	10,000
				95,477
Wisconsin-1.75%
Public Finance Authority (Cone Health), Series 2023 B, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.05%	10/01/2055	1,000	1,000,000
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(c)	2.10%	04/01/2048	600	600,000
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	85	85,857
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	530	535,342
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	110	110,216
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	40	40,079
Wisconsin (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	07/01/2026	80	80,157
Wisconsin (State of) Environmental Improvement Fund, Series 2018 A, RB	5.00%	06/01/2026	225	225,000
Wisconsin (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	5.00%	10/01/2041	215	215,666
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,232
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	50	50,086
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	65	65,005
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	370,601
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	125,135
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,173
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,139
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,225
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	270	270,936
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,121
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	$145	$ 145,502
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	20	20,200
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	165	165,331
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	200	199,990
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	90	90,399
Wisconsin (State of) Health & Educational Facilities Authority (The Medical College of Wisconsin,Inc.), Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.10%	12/01/2033	400	400,000
				5,156,392
TOTAL INVESTMENTS IN SECURITIES(g)-96.31% (Cost $283,900,275)				283,925,915
OTHER ASSETS LESS LIABILITIES-3.69%				10,887,513
NET ASSETS-100.00%				$294,813,428

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.60%
Alabama-0.57%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$65	$ 65,256
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2027	25	25,769
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	450	465,693
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2027	50	51,494
Birmingham (City of), AL Water Works Board (The), Series 2016 A, Ref. RB	4.00%	01/01/2041	10	9,914
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	4.00%	01/01/2027	125	126,016
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	165	167,290
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	115	116,596
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2028	10	10,176
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	50	50,206
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	195	195,602
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2029	25	25,426
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	152,503
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2033	90	91,349
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	70	71,973
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(b)(c)	4.00%	02/01/2027	280	282,522
Tuscaloosa County Board of Education, Series 2017, RB(b)(c)	5.00%	02/01/2027	25	25,389
UAB Medicine Finance Authority, Series 2017 B-2, Ref. RB	5.00%	09/01/2041	5	5,042
				1,938,216
Alaska-0.21%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	421,658
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,440
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	215	220,485
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2027	70	71,786
				734,369
Arizona-1.81%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2027	120	123,921
Arizona (State of) Department of Transportation, Series 2016, Ref. RB(b)(c)	5.00%	07/01/2026	25	25,046
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	280	287,312
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2027	5	5,131
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	125	125,054
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	115	117,904
Arizona State University Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2043	20	20,310
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	110	113,579
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	143,808
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	465	468,511
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	65	65,864
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	55	55,731
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	235	236,775
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	80	81,096
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	295	298,922
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	140	141,861
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	355	359,720
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	$150	$ 151,994
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2027	105	107,617
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2021 D, GO Bonds	5.00%	07/01/2027	45	46,122
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	133,367
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2027	60	61,554
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	65,952
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds(b)	5.00%	07/01/2027	15	15,030
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	90	92,399
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	214,739
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,076
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	185	189,831
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	155	158,796
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	71,687
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	25	25,583
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	80	81,742
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	360	366,866
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	240	238,844
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	380	385,385
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	105	106,508
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,286
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	60	60,837
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	45	45,588
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	110	111,387
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	190	192,197
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	15	15,025
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	75	75,793
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	135	136,913
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	126,771
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2027	35	35,496
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	147,281
				6,192,211
California-17.94%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2039	180	183,217
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2029	40	41,255
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	655	673,355
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2036	325	332,501
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2035	55	56,331
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	10	10,005
Antelope Valley Community College District, Series 2017 A, Ref. GO Bonds(b)(c)	4.50%	02/15/2027	110	111,647
Bay Area Toll Authority, Series 2017, Ref. RB	3.25%	04/01/2036	260	247,570
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2027	50	51,083
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2027	115	117,491
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(b)(c)	5.00%	04/01/2027	105	107,362
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	215	219,656
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	150	151,912
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	140	141,690
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	217,318
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	3.00%	04/01/2032	80	78,528
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	25	25,119
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	60	60,059
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2027	145	147,470
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	95	95,587
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	$5	$ 5,031
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	160	165,852
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	110	113,188
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	280	287,587
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	190	196,189
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	90	92,366
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	150	152,289
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	35	36,105
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	70	71,974
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	162,265
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	345	348,990
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	250,614
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	105	105,431
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	270	278,127
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	555	575,300
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	110	113,188
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	130	133,767
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	350	362,245
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	621,900
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	65	66,816
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	240	248,059
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2031	10	10,162
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	85	87,769
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	170	172,594
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	165	169,195
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	90	91,216
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	35	35,857
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	265	268,103
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	486,187
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	75	75,790
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	85	87,397
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	95	97,159
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	5	5,046
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,544
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	155	155,987
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	65	65,486
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	70	71,844
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	605	623,211
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	395	409,448
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	505	515,810
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	250	258,602
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	280	290,242
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	371,318
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	15	15,178
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	77,743
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	70	72,560
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	40	41,376
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	258,063
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	515	526,004
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	420	434,452
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	760	789,452
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	245	253,961
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	335	342,171
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	190	193,802
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	190	193,878
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	35	36,129
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	155	159,999
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	145	149,989
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	08/01/2027	$40	$ 41,204
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	135	137,702
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	95	98,064
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	215	221,472
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	145	149,365
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	30	30,968
California (State of), Series 2025, GO Bonds	5.00%	11/01/2027	45	46,646
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2027	150	152,882
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2027	140	144,214
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2027	110	113,785
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	265	266,088
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	135	140,455
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	200	207,387
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	115	119,647
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	110	114,445
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2027	25	25,340
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(b)(c)	5.00%	12/01/2027	95	98,624
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	218,185
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	108,767
California (State of) Department of Water Resources (Central Valley), Series 2020 B, Ref. RB	5.00%	12/01/2027	100	104,041
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	160	166,465
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	251,184
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	150	150,050
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	187,814
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	58,902
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	580,678
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	385	380,490
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	30	30,382
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	815	845,969
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	10	9,918
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	35	36,280
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	274,771
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	145	150,229
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	232,947
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	145	150,013
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	87,844
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	65	67,100
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	110	113,379
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	160	164,661
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	205	210,702
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	82,557
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	120	123,669
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	250	257,267
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2035	$60	$ 61,627
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	50	51,255
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2037	15	15,347
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	270,705
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	200,834
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	82,557
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	140	144,281
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	345	355,029
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	210	215,694
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	225	230,648
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	470	471,960
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018, RB	5.00%	11/15/2038	15	15,323
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	215	219,864
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,228
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	125	127,803
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	45,986
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	225	229,788
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	388,506
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,186
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	15	15,073
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	275	275,295
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,030
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2043	100	102,749
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	130	132,211
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	85	87,913
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2027	60	61,018
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	512,863
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	45	46,349
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	65	65,700
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	350,761
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	45	46,640
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,150
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	10	10,386
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2027	30	30,964
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2042	25	25,199
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	35	35,698
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	165	169,089
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	95	97,311
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	46,050
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	460	469,966
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	163,421
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	85	86,790
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2034	95	96,974
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	100	102,019
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	66,247
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	$120	$ 122,191
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	60	61,050
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	275	279,111
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2027	115	119,337
Campbell Union High School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	5	5,170
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2051	270	271,939
Cerritos Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	55,049
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	100	100,055
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2027	130	134,081
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	4.50%	08/01/2027	170	174,264
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	55	56,694
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	35	36,078
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	60	61,848
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	30	30,924
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2027	25	25,539
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	101,991
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	60	61,189
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	110	113,130
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	10	10,026
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2029	10	10,270
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	25,671
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	180	184,720
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	80	82,034
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	76,860
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	153,600
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	92,080
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,111
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2027	25	25,678
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,068
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	240	243,053
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	108,060
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	181,399
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	86,057
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	71,994
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	14,320
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(b)(c)	5.25%	08/01/2027	125	129,281
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	115	117,451
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	63,013
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	60	60,033
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	95,987
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,110
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	151,262
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	235	235,415
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	240	238,939
Lodi Unified School District (Election of 2016), Series 2017, GO Bonds	4.00%	08/01/2041	20	20,029
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	110	111,229
Long Beach Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2027	55	56,849
Los Angeles (City of), CA, Series 2017 A, RB	5.00%	06/01/2029	60	61,559
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	125	128,228
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2027	25	25,646
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2027	420	430,847
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	125	128,205
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	155	158,801
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	75	76,757
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	410	415,618
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	35	35,612
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	110	112,806
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	25	25,638
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	$500	$ 505,610
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	110	111,183
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2035	160	161,646
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	360	362,483
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2036	20	20,189
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	45	45,422
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	100	100,747
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	151,138
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2027	130	131,725
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	100	101,330
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	225	227,711
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	205	207,387
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	384,264
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,269
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	30	30,309
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	25	25,237
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	45	45,572
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	189,791
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	185	189,791
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	95	96,330
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2027	75	76,942
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	133,198
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	45	46,165
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,036
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	105	107,719
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2027	5	5,129
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	225	231,381
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	87,360
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	20	20,538
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	20	20,474
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	265,769
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	385	392,375
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	185	189,871
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	45	46,283
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	215	221,097
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	95	97,638
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	55	56,479
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	30	30,784
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	40	41,014
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	115	117,828
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	30,711
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2037	15	15,345
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	145	148,217
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	75	76,606
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	130	132,699
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	91,724
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	51,425
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	325	333,556
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	170	174,199
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	30	30,717
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	460	473,847
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	285	293,579
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	45	46,355
Los Angeles Community College District (Election of 2016), Series 2025 F, GO Bonds	5.00%	08/01/2027	155	159,666
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	390	401,740
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	255	255,537
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	295	303,088
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	215,758
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	$305	$ 313,362
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	120	123,290
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	50	51,371
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	450	462,338
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2027	25	25,685
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2027	105	107,879
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	130	133,564
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2027	150	154,113
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	113,016
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	60	61,933
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	10	10,322
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(b)(c)	4.00%	02/15/2027	30	30,324
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	93,314
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.50%	07/01/2027	115	114,769
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	164,508
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	102,818
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	5	5,031
Miracosta Community College District, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2042	40	40,094
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	220	222,251
Oakland Unified School District, Series 2016, Ref. GO Bonds(b)(c)	5.00%	08/01/2026	110	110,428
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	85	86,599
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	55	55,961
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	20	20,014
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	225	228,989
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2027	30	30,170
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	152,434
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	220	220,108
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2039	50	50,070
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	41,065
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	70	72,764
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	170	176,552
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	90	93,358
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	485	502,589
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	95	98,342
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2034	100	103,398
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	70	72,275
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	165	169,946
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	205	210,859
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2039	15	15,413
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	60	61,933
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,231
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2027	5	5,064
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	85	87,798
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	145	149,773
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	15	15,494
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	45	46,481
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	119,803
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	45	46,879
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	35	36,214
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	80	80,142
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	120	121,352
San Bernardino Community College District, Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	35	35,682
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	335	341,526
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	70	70,253
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	203,439
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2027	40	40,963
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	$45	$ 46,513
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(b)(c)	6.00%	08/01/2027	25	26,074
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(a)	5.50%	07/01/2027	125	129,542
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2027	200	205,657
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	60	61,808
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	20	20,572
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	140	144,003
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	40,948
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	520	525,131
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	66,541
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	205	207,158
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2027	65	67,405
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	67,405
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	265	275,175
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2032	10	10,357
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	135	139,700
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	65	67,176
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2027	10	10,114
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	141,536
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	210	208,708
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	85	83,548
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2032	55	53,696
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	145	140,587
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	65	65,451
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2037	50	50,221
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2039	10	10,033
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	75	77,070
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	510	513,773
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	91,196
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	5	5,002
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2027	25	25,773
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2027	85	87,628
San Francisco Unified School District (Election of 2024, Series 2025 A, GO Bonds	5.00%	06/15/2027	30	30,780
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	170	172,030
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	300	302,265
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	140	143,364
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	265	271,113
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	90	92,699
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	150	150,215
San Jose Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	65	67,071
San Juan Unified School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2027	130	134,187
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	160	160,230
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	335	344,690
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	10	10,278
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	50	51,352
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2027	$20	$ 20,625
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2027	90	91,773
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	510,829
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,389
Seminole (County of), FL High School District, Series 2025, GO Bonds	5.00%	07/01/2027	125	128,427
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(b)(c)	5.25%	08/15/2027	90	93,114
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	65	66,557
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.25%	11/01/2027	15	15,402
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	75	75,699
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	130,812
University of California, Series 2017 AV, RB	5.00%	05/15/2034	30	30,637
University of California, Series 2017 AV, RB	5.00%	05/15/2036	125	127,453
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	432,147
University of California, Series 2017 AV, RB	5.25%	05/15/2042	575	586,120
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	145	148,629
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	90	92,140
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	179,124
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	86,986
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	60	61,362
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	222,240
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	220	222,033
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	190	191,560
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	30,589
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,282
University of California, Series 2017 M, RB	5.00%	05/15/2037	5	5,093
University of California, Series 2017, RB	5.00%	05/15/2035	45	45,922
University of California, Series 2017, RB	5.25%	05/15/2047	15	15,222
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	66,016
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	45	46,126
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,125
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,250
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	175	179,380
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	128,128
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	25,626
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2027	180	184,505
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	50	51,169
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	170	173,940
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	60	61,351
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	75	76,637
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,211
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,102
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,292
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	470	477,814
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	354,292
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	100,848
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	160	163,939
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	113,083
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	45	45,565
				61,353,824
Colorado-1.42%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	235	239,313
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	60,789
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2027	70	72,653
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	150	156,392
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	60	60,087
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	140	142,258
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	$235	$ 237,888
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	135	139,971
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	185	191,812
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	150	155,523
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	250	252,464
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	180	181,451
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	165	165,759
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	40	40,948
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	60	60,777
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2033	95	97,851
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	190	191,563
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	225	232,942
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	270	277,761
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	120	124,236
Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	25	25,203
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	101,836
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	72,129
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	40	41,148
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	125	129,298
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	75	77,525
Denver (City & County of), CO Board of Water Commissioners (The), Series 2017 A, RB	4.00%	09/15/2042	200	198,611
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	180	181,924
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	70	70,831
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	85	86,745
Denver City & County School District No. 1, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	5	5,176
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2027	65	67,285
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	155	160,827
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	66,966
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2027	30	30,605
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	110	110,804
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	95	95,108
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	175	181,713
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	80	81,922
				4,868,094
Connecticut-1.84%
Bridgeport (City of), CT, Series 2017 B, Ref. GO Bonds	5.00%	08/15/2027	340	349,059
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	70,084
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	181,562
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,029
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	70	71,515
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	225	226,059
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,284
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	25	25,411
Connecticut (State of), Series 2017 A, GO Bonds	4.00%	04/15/2037	85	85,324
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	175	180,671
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	115	117,977
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	80	81,732
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	294,147
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	130	134,172
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	100	102,165
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2027	60	61,045
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	120	122,668
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	$130	$ 131,194
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	140	143,113
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	70	72,411
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	145	146,332
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	525	541,850
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	155,311
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	212,258
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	133,776
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	140	142,145
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	135	138,555
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	155	159,082
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	155	160,488
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2027	45	45,879
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	120	124,488
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2027	40	41,201
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	50	51,017
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	56,072
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	60	61,137
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	50	51,054
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	20	20,559
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	20	20,371
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	225	228,399
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	120	120,686
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	65	65,910
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	75	76,975
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2027	10	10,263
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	225	227,537
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	175	179,741
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	295	299,399
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	80	81,167
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	101,324
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	30	30,383
University of Connecticut, Series 2017, RB	5.00%	01/15/2031	40	40,565
University of Connecticut, Series 2017, RB	5.00%	01/15/2035	10	10,122
University of Connecticut, Series 2017, RB	5.00%	01/15/2037	100	101,097
				6,305,765
Delaware-0.14%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2027	130	131,835
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	125	127,021
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	75	76,058
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	30	30,673
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,940
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,029
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	85	87,303
				477,859
District of Columbia-2.07%
District of Columbia, Series 2016 A, GO Bonds(b)(c)	5.00%	06/01/2026	40	40,000
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	75,910
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	155	158,716
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	235	240,509
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	45	45,978
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	150	153,137
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	165	168,303
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2035	125	127,392
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2037	20	20,066
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	105	107,533
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	180	184,315
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	$90	$ 92,110
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	135	138,041
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	70	71,521
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	120	121,075
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	70	70,537
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	76,262
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	95	96,472
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2034	90	91,245
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2035	100	101,320
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2036	10	10,123
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	440	454,557
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	81,435
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	190	196,107
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	95	96,704
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	145	149,660
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	110	113,982
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	65	66,033
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	165	170,973
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2027	75	76,809
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	45	46,265
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	165	170,850
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2027	95	97,292
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2027	5	5,121
District of Columbia (Georgetown University), Series 2017, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,196
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	165	167,593
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2032	95	96,421
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2033	130	131,873
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	65	67,141
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	5	5,150
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	20,547
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	95	97,373
Washington Metropolitan Area Transit Authority, Series 2017 A-1, Ref. RB	5.00%	07/01/2031	5	5,112
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	50	51,019
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2034	10	10,198
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	45	46,161
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	150	153,530
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	582,728
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	200	204,320
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	15	15,306
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2034	30	30,595
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	611,448
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	200	203,641
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2037	90	91,584
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	440	446,687
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	40	41,068
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	75	77,003
				7,083,047
Florida-3.52%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	230	235,111
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	225	229,932
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	175	179,362
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	240,730
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2027	15	15,384
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,018
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	205	210,132
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	530	543,268
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	110	112,754
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2027	$40	$ 41,027
Central Florida Tourism Oversight District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	203,115
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2027	115	117,929
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	245	248,348
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	101,740
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2046	40	40,391
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	50	50,096
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	45,088
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	128,292
Florida (State of), Series 2017 G, GO Bonds(b)(c)	4.00%	06/01/2027	85	86,132
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	100	102,463
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	280	286,895
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2027	100	102,463
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2032	10	10,107
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	202,007
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	79	81,677
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	190	195,147
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	105,599
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2027	40	40,277
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	82,348
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	165	163,766
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	105	106,464
Florida Development Finance Corp. (Mater Academy), Series 2020 A, RB	5.00%	06/15/2040	25	25,138
Florida Insurance Assistance Interlocal Agency Inc, Series 2023 A-1, RB	5.00%	09/01/2027	5	5,027
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2041	155	155,116
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2029	70	72,156
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2030	25	25,750
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	110	113,212
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	155	159,395
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	155	159,261
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	210	215,495
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	95	97,402
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2036	80	81,938
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	120	122,712
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	35	35,812
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2027	5	5,157
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	120	123,537
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	422,776
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	175	180,346
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	160	164,268
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2033	5	5,125
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2035	65	65,406
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	85	87,641
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	130	134,317
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	110	113,155
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	55	56,392
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	100	100,324
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP(b)(c)	5.00%	08/01/2026	45	45,165
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	30	30,604
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	155	156,446
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	170	171,518
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2037	100	100,689
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	15	15,046
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	100	100,256
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	140,303
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	100,788
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	100	103,201
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	$50	$ 51,527
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	125	126,214
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	160	161,426
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	165	166,300
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	20	20,138
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	35	35,108
Miami-Dade (County of), FL, Series 2017, Ref. RB	5.00%	06/01/2037	5	5,075
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	75	77,330
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2027	25	25,650
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	65	66,994
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	311,130
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	107,683
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	215	221,967
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	405,507
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2027	50	51,330
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	55	55,805
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	151,951
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	100	100,599
South Florida Water Management District, Series 2026, Ref. COP	5.00%	10/01/2027	50	51,600
South Miami (City of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/15/2042	285	289,265
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	25	25,651
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	133,385
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	140	143,358
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	95	95,522
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2035	10	10,214
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	101,881
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	370	373,218
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	550	553,966
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	120	123,713
				12,052,443
Georgia-1.65%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(a)	5.50%	11/01/2027	35	35,936
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2027	115	120,368
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	15	15,491
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	170	175,568
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	120	123,930
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	165	170,404
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	135	139,421
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	55	56,801
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	139,632
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	165	170,404
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	50	51,638
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	105	108,439
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	130	134,258
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	180	185,895
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	65	67,129
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	140	144,585
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	65	67,129
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	95	98,111
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2027	165	169,273
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2027	$85	$ 86,380
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	285	293,478
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	30	30,254
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	110	110,763
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	5.00%	02/15/2045	40	40,210
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	3.00%	01/01/2027	115	115,314
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	110	111,372
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	160	162,277
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	135	136,949
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	195	197,970
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	105	106,712
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	90	91,555
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2031	25	25,420
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	200	203,281
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2033	80	81,274
Georgia (State of), Series 2017 A-2, GO Bonds	4.00%	02/01/2035	5	5,030
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	75	77,088
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2030	5	5,138
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	95	97,543
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	80	82,141
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	85	87,449
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2027	30	30,484
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2027	160	161,357
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	20,535
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,181
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	110	112,709
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	75	76,036
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	450	463,020
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB(b)(c)	5.00%	07/01/2026	65	65,119
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	100,692
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	250	258,168
				5,640,311
Hawaii-0.71%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	70	70,133
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	60,476
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	115	115,911
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,079
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	80	81,808
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	61,261
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	192,127
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2032	30	30,299
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	50	49,922
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	70	71,273
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	45	45,782
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2035	15	15,092
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	20	20,093
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	60	61,976
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	422,285
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	210	216,069
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	50	51,545
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	100	101,423
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2027	120	121,708
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	105	108,498
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	80	82,350
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	213,672
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	$185	$ 188,235
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	30	30,525
				2,422,542
Idaho-0.15%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	236,195
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	185	189,574
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2027	25	25,618
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(b)(c)	4.00%	09/01/2027	60	61,000
				512,387
Illinois-4.78%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	201,927
Chicago (City of), IL, Series 2017 B, Ref. RB	5.00%	01/01/2030	80	81,010
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2027	55	56,646
Chicago (City of), IL, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	65	66,908
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	45	46,281
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	150	153,716
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	140	143,311
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	30,654
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	35	35,723
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(b)	5.00%	01/01/2027	125	125,872
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	145	146,376
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	5	5,011
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2027	95	96,263
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2027	15	15,199
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2027	10	10,133
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	101,398
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	480,012
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	12/01/2027	100	102,697
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	91,010
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	51,705
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2027	120	121,666
Chicago (City of), IL O’Hare International Airport, Series 2017 D, RB	5.25%	01/01/2042	5	5,047
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	65,876
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	35,688
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	159,156
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	275	276,894
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2035	35	35,848
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2036	70	71,596
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2037	35	35,753
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	90	91,713
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	210	215,922
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	165	169,425
Cook (County of), IL, Series 2018, Ref. RB	5.25%	11/15/2035	15	15,416
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2037	50	50,199
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	100	100,111
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,010
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	152,921
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	75	75,527
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2027	25	25,021
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2027	90	90,775
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	585	593,371
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	265	268,864
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2030	260	262,027
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2031	360	362,173
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2032	100	100,465
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2027	25	25,796
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2017 A, GO Bonds	5.13%	12/01/2029	$35	$ 36,185
Illinois (State of), Series 2017 A, GO Bonds	5.25%	12/01/2030	45	46,539
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	70	71,970
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	513,349
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	125	127,992
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	105	107,353
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2036	20	20,417
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2038	50	50,883
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	10,008
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,530	1,576,181
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	675	695,323
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	70	72,010
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	133,687
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	85	87,559
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	549,314
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	155	159,355
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	115	116,858
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	70	72,230
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2027	90	91,477
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	115	116,849
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	175	177,814
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2027	110	112,160
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	165	168,820
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	180	183,534
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	205	207,918
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2027	20	20,449
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2027	45	46,335
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(b)(c)	3.75%	02/15/2027	200	201,390
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2027	55	55,849
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2029	145	147,073
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	146,983
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,065
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	290	293,597
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2033	60	60,703
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2034	5	5,053
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	125	126,180
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	305	307,037
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	142,017
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	70	71,010
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	145	146,995
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	90	91,234
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	86,151
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	90	91,153
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2032	35	35,434
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	55	55,715
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	25	25,325
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2027	110	110,799
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	100	101,300
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	70	70,910
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	65	65,845
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	90	92,354
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	97,068
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	480	480,345
Illinois (State of) Finance Authority (The University of Chicago), Series 2025, Ref. RB	5.00%	04/01/2027	60	61,154
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2018, RB	5.00%	10/01/2041	25	25,449
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2027	80	81,539
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	308,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2029	$35	$ 35,922
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	270	276,234
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	110	111,482
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	230	233,098
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	285	288,839
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2027	80	81,203
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	235	240,800
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2027	5	5,063
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	170	172,132
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	85	86,066
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	100	101,974
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	60	60,436
				16,334,862
Indiana-0.46%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	166,953
Indiana (State of) Finance Authority, Series 2017 B, RB	5.00%	11/01/2031	10	10,281
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	15	15,053
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	215	221,681
Indiana (State of) Finance Authority (Franciscan Alliance), Series 2017, Ref. RB	4.00%	11/01/2036	50	50,254
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	165	170,040
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,441
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	65	66,751
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,113
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	120,777
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	130	130,514
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	100	101,643
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	270	274,437
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	40,299
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	145	149,177
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2027	20	20,457
				1,568,871
Iowa-0.21%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	70,136
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	425	437,197
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	85	87,380
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	107,821
Waterloo (City of), IA, Series 2024 D, GO Bonds	4.50%	06/01/2027	25	25,030
				727,564
Kansas-0.24%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	45	46,328
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	95	97,802
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	45	46,327
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	100	100,295
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	95	97,323
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	35	35,776
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	125	128,859
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2027	130	134,014
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	80	82,310
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	45	46,299
				815,333
Kentucky-0.66%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,242
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	$320	$ 311,221
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	350	354,802
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	75	75,609
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	150,547
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,151
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	75	75,019
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	65	65,005
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	267,468
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	90	91,164
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	40	40,522
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	215	221,950
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2027	55	56,673
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2027	70	71,323
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2027	100	102,850
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	120	120,220
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2027	75	76,894
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2027	25	25,631
Trimble (County of), KY (Louisville Gas & Electric), Series 2017, Ref. RB	3.75%	06/01/2033	90	90,084
				2,267,375
Louisiana-0.87%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	135	137,562
Lafayette (Parish of), LA School Board, Series 2018, RB(b)(c)	5.00%	04/01/2027	25	25,479
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	170	170,669
Louisiana (State of), Series 2017 A, GO Bonds	4.00%	04/01/2037	25	25,108
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	130	133,866
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	150	151,300
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	130	131,005
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,081
Louisiana (State of), Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	5	5,143
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2027	25	25,563
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	220	226,765
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	110	113,382
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	95	97,151
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	145	148,131
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	170	173,043
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	65	65,885
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	95	95,091
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	45	45,508
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	265	268,695
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	210	210,830
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	295	290,412
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	180	181,308
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	$10	$ 10,028
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	5.00%	08/15/2032	20	20,393
New Orleans (City of), LA Aviation Board (North Terminal), Series 2017 A, RB	5.00%	01/01/2048	45	45,119
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(a)	5.00%	12/01/2041	175	178,255
				2,980,772
Maryland-2.59%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2041	95	95,529
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	45	45,250
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	115	115,250
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	45	45,781
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2027	90	91,561
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2027	155	157,990
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	200	205,740
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	205	210,883
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	155	157,990
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	140	144,018
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	235	239,532
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	105	107,969
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	5	5,050
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,144
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	110	112,030
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2031	5	4,997
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	335	335,491
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	300	305,786
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	35	36,004
Maryland (State of), Series 2022 D, Ref. GO Bonds	3.00%	08/01/2027	70	70,313
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2027	5	5,123
Maryland (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2027	50	51,435
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	500	514,349
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	120	123,444
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	135	137,604
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	185	188,388
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	165	168,118
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	185	190,758
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	115	118,290
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	95	97,667
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	225	224,788
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2032	45	45,010
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	130	134,317
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	105	106,517
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	110	113,653
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	294,464
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	72,618
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	65	67,431
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2027	320	331,296
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	105,850
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	200	202,071
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	165	166,167
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	716,982
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	45	44,984
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	125	128,386
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2027	45	46,219
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	$150	$ 155,252
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	65	67,141
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2027	45	46,576
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	134,552
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	285	289,957
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	235	241,772
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2027	30	31,113
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	110	110,368
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	115,075
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	150	154,209
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	390	400,943
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	30	30,076
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	40	40,044
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	30	30,009
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	125	124,990
				8,865,314
Massachusetts-2.68%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2027	195	201,828
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2027	50	50,815
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2027	80	81,200
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	165	169,506
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	07/01/2026	40	40,074
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	50,093
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	350	359,558
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2027	65	65,794
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	55	56,047
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2033	55	56,014
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	564,733
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	85	86,274
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	151,742
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2042	35	35,599
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	205	206,468
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	506,317
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	215	223,053
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	150	155,462
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	255	260,927
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	90	93,025
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2033	10	10,149
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2034	80	81,132
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2035	20	20,266
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2036	10	10,127
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	210	210,143
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	185	190,052
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2030	70	72,370
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	110	113,583
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	40	40,549
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	220	227,860
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2037	55	56,356
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2038	135	138,192
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2039	80	81,812
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2040	110	112,377
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	205	209,297
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	5	5,098
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	65	66,095
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	40,611
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2027	60	60,889
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	70	71,912
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	$95	$ 97,992
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	135	137,000
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2027	75	76,730
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	95	97,191
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	255	263,032
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	315	326,253
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2027	110	113,004
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	345	355,867
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2027	90	92,076
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,504
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2027	110	111,630
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	65	66,499
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	90	91,349
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	175	177,873
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	45	45,499
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	305	313,296
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	105	105,210
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	80	81,301
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	235	237,921
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	105	107,742
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	80	80,130
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	41,373
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2027	15	15,029
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2027	10	10,261
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	65	65,368
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017, Ref. RB	5.00%	09/01/2042	75	76,180
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2027	15	15,264
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	50	50,685
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,137
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2027	60	61,914
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	30	30,796
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	25	25,704
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	25	25,683
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2024 C, RB	5.00%	08/01/2027	5	5,144
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	350	358,474
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	65	67,138
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	55	56,754
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2027	25	25,833
				9,168,235
Michigan-1.32%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2027	90	92,039
Great Lakes Water Authority, Series 2016 C, Ref. RB(b)(c)	5.00%	07/01/2026	95	95,175
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	50	51,154
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	85	87,211
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	107,731
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	$165	$ 166,904
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	182,054
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	60	61,351
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	50	50,053
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	205	212,348
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	45	46,613
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	255	259,717
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	108,459
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2027	55	56,148
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	20	20,655
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	80	81,634
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2027	20	20,171
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	85	87,581
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	297,828
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	465	475,828
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	100	102,039
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	140	145,152
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	480	492,385
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	365	364,258
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	25	25,445
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	215	218,570
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	40	41,472
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	145	149,228
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,196
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	45	45,881
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	195	198,914
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	20	20,391
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	125	127,598
				4,502,183
Minnesota-1.10%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	93,393
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	220	223,079
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	40	40,564
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	101,398
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	55	55,745
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	50,656
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	10	10,084
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	45	45,611
Minnesota (State of), Series 2016 D, GO Bonds	5.00%	08/01/2027	115	115,452
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	72,362
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2029	10	10,325
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	40	41,277
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	40	41,243
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	659,253
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	85	87,480
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2037	30	30,728
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	165	170,567
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2029	35	35,081
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2030	15	15,026
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	65	66,919
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	303,707
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	308,855
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	100	103,162
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	90	92,846
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	60	61,771
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	135	137,442
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	90	92,656
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	$155	$ 159,575
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,148
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	145	149,280
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2027	110	113,247
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	19,895
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	152,691
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	60	62,091
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	20	20,673
				3,749,282
Mississippi-0.39%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	129,167
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	160	164,929
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	125	128,851
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	110	113,389
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	95	97,927
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	170,486
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	510	526,644
				1,331,393
Missouri-0.50%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	50	50,478
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	50	51,765
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	145	148,184
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	180	183,829
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	202,407
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,156
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	90	92,737
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	50	50,777
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	230	234,724
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	102,054
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	100,966
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2027	125	127,906
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2027	160	163,719
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2027	10	10,325
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2027	15	15,425
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	90	92,662
St. Louis (City of), MO, Series 2017 C, RB, (INS - AGI)(a)	5.00%	07/01/2047	5	5,035
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2038	65	66,151
				1,719,300
Montana-0.01%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	35	35,241
Nebraska-0.18%
Gretna (City of), NE, Series 2025, GO Bonds	5.00%	12/15/2030	15	15,475
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	12/15/2030	90	92,810
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	76,684
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	225	230,797
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	155	158,551
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	25	25,024
				599,341
Nevada-0.92%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2042	25	25,140
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	60	60,571
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2029	40	40,917
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	$990	$ 1,012,402
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	110	110,998
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	185	186,184
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2035	30	30,175
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2038	60	60,270
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	45	46,151
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015, Ref. RB	5.00%	07/01/2027	105	107,719
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	190	194,921
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	75	76,188
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2027	100	102,590
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	91,104
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2027	210	215,131
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,365
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	65	66,581
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	95	97,225
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	189,205
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	45	46,126
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	384,060
				3,159,023
New Hampshire-0.00%
New Hampshire (State of) Municipal Bond Bank, Series 2017 B, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/15/2042	15	15,023
New Jersey-2.39%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2037	100	101,149
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	15	15,215
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	45	45,644
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	75	76,073
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	30	30,429
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	5	5,121
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	25	25,603
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	35	35,825
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	50	50,328
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	1,040	1,065,195
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2039	10	10,244
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	225,144
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	255,583
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2027	185	191,517
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	387,303
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	113,634
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2032	100	100,390
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,439
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	50,098
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	25	25,518
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	4.00%	06/15/2027	105	106,646
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	270	276,985
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	125	128,234
New Jersey (State of) Economic Development Authority (Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing), Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2037	15	15,222
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	66,465
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	148,815
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	76,869
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	40	40,941
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	117,553
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	65	65,539
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	56,447
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	25,648
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	512,460
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	$75	$ 76,765
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2033	40	40,910
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	15	15,331
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,423
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,205
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	10	10,047
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2027	85	86,589
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	320	323,087
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	115	115,381
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	220	224,131
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	46,054
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	81,993
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	315	317,175
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2035	5	5,103
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	5	5,089
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2039	90	91,531
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	50	50,622
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	485	485,681
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	155	160,564
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	321,129
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	105	107,544
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	220	225,329
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	95	97,301
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2027	95	96,538
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	105	106,451
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	335	339,630
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	100	101,382
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2027	60	60,829
				8,172,090
New Mexico-0.50%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2027	65	66,161
New Mexico (State of) (Capital), Series 2017 A, GO Bonds(b)	5.00%	03/01/2027	165	167,960
New Mexico (State of) (Capital), Series 2026, GO Bonds	5.00%	03/01/2027	60	61,072
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	265	271,584
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	205	210,094
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2027	50	51,879
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	80	80,096
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	230	229,774
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	65	64,314
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	90	92,341
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	290	297,542
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	115	117,991
				1,710,808
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-18.24%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	$35	$ 36,305
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2035	30	30,061
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	161,180
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	80	80,859
Erie County Industrial Development Agency/The, Series 2023 A, Ref. RB	5.00%	05/01/2027	30	30,667
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,269
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2029	70	71,165
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	275	279,460
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	450	457,076
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	115	116,751
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2033	190	192,813
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	145	147,086
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	205	207,834
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	430	431,536
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2036	10	10,133
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	80	81,022
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2038	65	65,783
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	960	971,191
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	995	1,005,407
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	504,114
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	331,674
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	255	258,249
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	15	15,469
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	30	30,937
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	50	50,478
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2027	20	20,191
Metropolitan Transportation Authority (Green Bonds), Series 2016 A, Ref. RB	5.25%	11/15/2027	15	15,181
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	15	15,143
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2034	105	107,062
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	346,305
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	65	65,805
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,637
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	190	193,493
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	280	289,669
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	400	411,881
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	380	390,657
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	390	397,294
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	70	72,499
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2031	110	113,549
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	80	80,670
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	150	151,052
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	180	185,476
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	210	217,132
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	40	40,224
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	195	200,792
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	190	196,561
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	75	77,590
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2027	140	144,835
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	41,360
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	51,916
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,394
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	195	200,764
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	160	162,189
New York & New Jersey (States of) Port Authority, Two Hundred fifth series 2017, Ref. RB	5.00%	11/15/2037	20	20,522
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	100	103,446
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	70	72,376
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	123,827
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	280	288,621
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	$95	$ 97,582
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2039	85	87,457
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	05/15/2042	145	148,830
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	102,273
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	304,166
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	100	100,885
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	101,304
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	56,732
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	114,164
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	145	149,020
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	189,293
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	20	20,169
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	225	226,771
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	280	289,236
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	95	97,981
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2027	80	82,689
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	185	190,804
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2027	65	66,903
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	110	113,221
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,141
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	50	51,464
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	90	92,310
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	169,082
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2031	155	158,673
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	65	66,480
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	45	45,972
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	277,906
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	220	226,907
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2031	110	113,322
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	135	138,934
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2033	385	395,709
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2035	115	117,539
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	392,993
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	445	453,713
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2038	225	229,140
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	35,612
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	30,878
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	70	71,135
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	255	258,833
New York (City of), NY, Series 2017 C, Ref. GO Bonds	3.00%	08/01/2029	50	50,031
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	55	56,611
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	575	591,838
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	308,785
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	85	87,489
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	458,410
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	100	103,137
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	150	154,392
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2027	15	15,439
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	55	56,611
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2027	465	478,616
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2027	10	10,335
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	230	236,735
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	50	51,674
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2027	260	267,613
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2027	125	128,922
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2027	15	15,182
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	424,457
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	$5	$ 5,046
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	95	97,009
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	45	46,075
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	405	413,350
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2036	25	25,584
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	565	576,139
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	25	25,029
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	135	138,324
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	100	102,463
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	80	81,752
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	505	514,956
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	180	183,524
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(b)(c)	5.00%	06/15/2027	25	25,616
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	30	30,685
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	275	283,860
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	20	20,271
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,027,707
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	780	801,612
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	25	25,720
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	310	318,089
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	100	103,569
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	70	71,827
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	20	20,714
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2027	100	102,609
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	70	71,692
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	525	537,139
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	195	199,303
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2036	250	255,219
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	140	142,771
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2038	230	234,353
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	300	305,362
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	254,234
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	259,189
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	85	85,944
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,025,673
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2029	55	56,507
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	185	189,970
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	380	389,546
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	405	414,364
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,640
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	40,180
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2038	65	65,196
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,440
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	90	91,828
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	160	163,491
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2030	50	51,050
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	75	76,529
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	195	198,686
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	30	30,200
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	160	162,496
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	43,645
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	575	579,919
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	275	280,695
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2033	80	81,538
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2035	115	117,022
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	125	127,084
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	361,335
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2039	80	81,142
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	$335	$ 339,092
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	30	30,350
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	250	255,339
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	30	30,599
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	70	72,011
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	35	35,902
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	189,688
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	122,891
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2034	180	184,050
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	190	193,996
New York (City of), NY Transitional Finance Authority, Series 2017 S-2, Ref. RB	5.00%	07/15/2036	25	25,498
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	120	124,032
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	150	152,284
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	125	126,834
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	20	20,283
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	55	55,744
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	05/01/2034	5	5,092
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2035	90	91,164
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	165	167,026
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	60	60,699
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	510	515,092
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	71,502
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	65	66,277
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	110	112,713
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	10	10,046
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	30	30,862
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	82,299
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	110	113,626
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	532,304
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	310,080
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	115	118,864
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	656,336
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2027	105	108,528
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	35	35,772
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	190	196,384
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	115	118,864
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	35	36,176
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	10	10,336
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	35	36,176
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2027	55	56,580
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2027	5	5,144
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	65	67,184
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	85	87,856
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	294,576
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	25,651
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	40,967
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	110	111,661
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	145	149,166
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	110	113,161
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, Ref. RB	5.00%	11/01/2027	175	180,880
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,179
New York (State of), Series 2018 A, Ref. GO Bonds	5.00%	02/15/2027	65	66,183
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2027	35	35,714
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2027	5	5,115
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	40	40,073
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	125	127,516
New York (State of) Dormitory Authority, Series 2017 A, RB(b)	5.00%	03/15/2027	85	86,711
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	$70	$ 71,409
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	95	98,231
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	115	117,153
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	35	35,644
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	270	274,578
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2034	170	172,764
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	115	116,787
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2036	30	30,450
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	235	238,379
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	225	228,104
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	50	50,665
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	485	491,255
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	475	480,930
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	300	303,598
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	115	116,356
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	220	223,871
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	225	228,959
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	30	30,783
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	35,906
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	80	81,985
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	90	92,207
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	380	385,647
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	145	148,287
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	250,333
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	120	121,421
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	30	30,112
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	310	313,475
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)	5.00%	02/15/2027	60	61,056
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	110	113,340
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	175	180,314
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	120	123,281
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	240	246,331
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	155	158,940
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	135	138,318
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	110	112,585
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	170	173,832
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2036	210	214,483
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	330	336,691
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2039	10	10,181
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	205	208,499
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	152,382
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	15	15,206
New York (State of) Dormitory Authority, Series 2017, Ref. RB(b)	5.00%	02/15/2027	65	66,144
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	55	55,879
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	210	213,239
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	150	150,682
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	180	180,544
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2036	50	50,095
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	85	86,060
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2037	200	200,199
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2039	140	141,481
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	35,493
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	80	80,634
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)	5.00%	03/15/2027	10	10,197
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(b)	5.00%	03/15/2027	70	71,409
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	221,795
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2029	55	56,741
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,617
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2031	$90	$ 89,873
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	256,895
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	225,786
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(b)	5.00%	03/15/2027	195	198,847
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2027	70	72,343
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	70	72,343
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2027	165	170,523
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2027	5	5,099
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2027	70	72,343
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	50	50,956
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2027	70	71,339
New York (State of) Dormitory Authority, Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2027	50	51,674
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2027	15	15,287
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2027	20	20,383
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2027	20	20,669
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(b)	5.00%	03/15/2027	65	66,308
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	30	30,576
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	295	299,406
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,023
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	162,142
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	86,338
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	720	722,849
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	175	175,052
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(a)	5.75%	07/01/2027	45	45,801
New York (State of) Dormitory Authority (New York University), Series 2015, Ref. RB	2.80%	07/01/2027	240	239,898
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2031	50	51,177
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	335	341,971
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2035	5	5,023
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2036	10	10,042
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2043	115	116,610
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	56,436
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	20	20,414
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB(b)	5.00%	07/01/2027	40	41,075
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2027	55	57,100
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2027	35	36,336
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	55,783
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2027	5	5,096
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	258,629
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2027	50	50,956
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	25	25,676
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	20	20,510
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	15	15,356
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	30	30,520
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2030	30	30,766
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	155	157,697
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB(b)(c)	5.00%	06/15/2026	25	25,021
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	45	46,207
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,390
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	235,704
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	35	35,843
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	$65	$ 66,516
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	148,292
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	92,034
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	81,384
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	56,475
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	20	20,536
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	61,609
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	45	46,207
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	203,602
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	100	101,703
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	115	116,905
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	130	132,083
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	135	137,087
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	70	70,949
New York State Urban Development Corp., Series 2017 C, Ref. RB(b)	5.00%	03/15/2027	20	20,395
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	155	159,411
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,138
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	120	123,122
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	92,112
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	85	86,871
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2039	200	204,136
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	152,949
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,436
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	305	312,656
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	145	148,515
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	183,350
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	225	229,439
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	140	142,762
New York State Urban Development Corp., Series 2017, Ref. RB(b)	5.00%	03/15/2027	15	15,296
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2031	25	25,438
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	20	20,383
New York State Urban Development Corp., Series 2021, Ref. RB	5.00%	03/15/2027	5	5,096
New York State Urban Development Corp., Series 2022, Ref. RB(b)	5.00%	09/15/2027	110	113,571
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2027	10	10,316
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	20	20,001
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	02/01/2027	80	81,352
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(a)	4.00%	10/15/2027	115	117,499
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	120	124,196
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	65	66,501
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	10	10,152
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	125	127,887
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	120	122,663
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	260	265,682
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	280	285,889
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	607,029
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	220	224,267
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	205	208,830
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	170	173,048
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	540	549,245
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	$240	$ 243,937
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	270	274,255
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	82,798
Triborough Bridge & Tunnel Authority, Series 2022 E, Ref. RB	5.00%	11/15/2027	390	401,368
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.00%	05/15/2027	20	20,297
Triborough Bridge & Tunnel Authority, Series 2025 B-1, RB	5.00%	03/15/2027	300	305,834
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2027	10	10,371
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	20	20,699
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	525	540,302
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	390	399,032
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	65	67,273
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	460	471,160
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	165	170,770
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	90	93,265
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	45	45,783
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	170	171,365
				62,383,724
North Carolina-1.10%
Charlotte (City of), NC, Series 2017 A, RB	5.00%	07/01/2042	125	126,949
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	513,329
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	65	65,529
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	101,401
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	55	56,007
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,447
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	60	61,845
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	560	572,349
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	541,028
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2030	15	15,308
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	130	133,175
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	65	66,588
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	60	61,466
North Carolina (State of), Series 2025 B, Ref. RB	5.00%	05/01/2027	25	25,551
North Carolina (State of), Series 2026 A, Ref. GO Bonds	5.00%	06/01/2027	70	71,710
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	71,544
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	350	357,718
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	260	265,734
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2027	120	122,125
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2027	5	5,089
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	55	56,223
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,113
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,064
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB	5.00%	01/01/2032	30	30,322
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2027	15	15,192
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2027	50	51,674
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2041	10	10,008
University of North Carolina at Charlotte (The), Series 2017, RB	5.00%	10/01/2047	100	101,284
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	75	76,345
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	81,816
				3,752,933
Ohio-2.03%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	125	128,121
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	155	157,273
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2027	25	25,367
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,292
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2027	5	5,058
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	210	213,613
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	$35	$ 35,428
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,439
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2030	10	10,102
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	130,997
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	35	35,569
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,367
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	92,889
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	122,449
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,306
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	220	224,489
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	190	195,634
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2027	55	56,631
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	41,322
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	200	201,665
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	80	82,872
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2037	145	145,543
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2038	195	195,563
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	10	10,135
Hamilton (County of), OH (Trihealth, Inc.), Series 2020, Ref. RB	5.00%	08/15/2027	70	71,823
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2027	20	20,635
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2027	45	46,429
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	140	144,584
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	155	159,593
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	315	322,322
Ohio (State of), Series 2019 A, GO Bonds(b)(c)	5.00%	05/01/2027	135	138,027
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	45,933
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,194
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	55	56,035
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,159
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	235	243,545
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	80	81,277
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2027	95	98,421
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	151,968
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	20	20,262
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	217,636
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	505,372
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	96,732
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	130	132,145
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	60	61,466
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	185	191,780
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2027	50	51,221
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	358,549
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	110	112,507
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2028	170	174,101
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	15	15,359
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	165	168,931
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	50	51,171
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2030	55	56,267
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	70	71,542
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	110	112,687
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	70	72,566
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	270	272,829
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	95	98,510
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	$265	$ 267,444
Upper Arlington City School District, Series 2018 A, GO Bonds(b)(c)	5.00%	12/01/2027	25	25,920
				6,958,066
Oklahoma-0.70%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	80	80,393
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2027	70	71,803
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	135	136,612
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	200	202,359
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,075
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	116,195
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	107,731
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	155	157,982
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	265	265,091
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	230	231,206
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	160	162,258
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	80,636
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	75	76,003
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	30	30,223
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	20	20,032
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	10	10,089
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	35	35,279
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	70,988
Oklahoma County Independent School District No 12 Edmond, Series 2025, GO Bonds	4.00%	08/01/2027	35	35,572
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	110	110,338
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	160	162,394
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	115	117,168
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	107,835
Tulsa County Independent School District No. 4 Bixby, Series 2025, GO Bonds	5.00%	06/01/2027	10	10,216
				2,408,478
Oregon-1.12%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	60	61,242
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	85	86,681
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	147,435
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	71,761
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	110	112,436
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	115	117,464
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	100	102,050
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	70	71,348
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	61,088
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	71,197
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	45	45,733
Metro, Series 2025, GO Bonds	5.00%	06/01/2027	45	46,099
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	85	87,085
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	105	107,510
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	55	56,275
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	107,347
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	71,175
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	105	107,696
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	$105	$ 107,653
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	160	162,515
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	61	62,429
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	10	10,157
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	200	202,494
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	15	15,351
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	60	61,409
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	80	81,878
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	60	61,429
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	95	97,263
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(b)(c)	4.00%	07/01/2027	50	50,721
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	75	76,440
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	150	152,742
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2027	15	15,301
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	10	10,301
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	30	30,904
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	100,936
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	100,470
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	130	133,257
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	45	46,006
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	165	168,552
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	5	5,104
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	71,747
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	245	249,718
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	210	213,807
				3,820,206
Pennsylvania-4.97%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	45	45,419
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	200	205,576
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	105	107,896
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	113,067
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	85	87,370
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	175	179,879
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	35,528
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	125	127,933
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	152,533
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	170	175,795
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2031	25	25,463
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	100	101,687
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	100	100,827
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	81,801
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	205	209,326
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	50	51,035
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	$85	$ 86,666
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2037	25	25,472
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,297
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	10	10,075
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	160	162,412
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	125	126,737
Geisinger Authority (Geisinger Health System), Series 2017, Ref. RB	5.00%	02/15/2039	50	50,548
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	175	174,655
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	40	40,584
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	20	20,613
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	75	75,486
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	160	164,050
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	35	35,349
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	130	130,895
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	115	115,871
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	390	395,618
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	30	30,558
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	160	163,660
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	320	327,641
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2027	150	154,687
Pennsylvania (Commonwealth of), First series 2023, Ref. GO Bonds	5.00%	09/01/2027	120	123,750
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2027	10	10,301
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2027	10	10,207
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2027	15	15,438
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	190	191,308
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	200	203,076
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	515	529,450
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	140	144,668
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2027	75	77,260
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2027	5	5,151
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	45	45,250
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,219
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2036	275	275,518
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	155	154,137
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	55	56,310
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	140	141,004
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	5	5,044
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	155	155,763
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	101,591
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2035	10	10,064
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	240	244,743
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	340	338,619
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	06/01/2027	5	5,117
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2035	10	10,286
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2036	40	41,091
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	310	317,196
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	45	46,151
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	$90	$ 92,994
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	190	196,106
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	80	82,492
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	80	82,403
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	60	61,548
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	87,080
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	125	128,062
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	145	148,112
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	200	209,170
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	57,257
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	85	85,975
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	25	25,262
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(b)(c)	5.00%	06/01/2026	15	15,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	45,920
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	210	212,692
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	255	263,849
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	230	233,872
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	295	299,711
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	515	521,322
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	25	25,586
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	110	112,249
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	225	225,113
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2034	80	81,625
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2030	45	46,548
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	285	294,481
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	50	51,431
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	440	444,414
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	75	75,670
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2038	140	141,101
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	260	268,029
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	260	261,073
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	75,122
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	688,445
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	355	362,466
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	125	125,174
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	265	266,413
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	217,897
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	25	25,424
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	175	176,763
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	10	10,273
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2035	40	40,849
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,073
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	103,331
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	55,916
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	105	107,866
Philadelphia (City of), PA (1998 General Ordinance), Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	245	248,453
Philadelphia (City of), PA (1998 General Ordinance), Series 2017 15, Ref. RB	5.00%	08/01/2047	230	231,890
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	115	117,517
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2034	90	91,902
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,081
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	40	41,032
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	190	191,816
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	$135	$ 135,379
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	425	425,051
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017, Ref. RB	5.00%	09/01/2036	95	95,837
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2017, Ref. RB	5.00%	07/01/2033	75	75,642
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2027	10	10,221
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(b)(c)	5.00%	09/01/2026	55	55,306
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(b)(c)	5.00%	09/01/2026	40	40,222
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	35	35,486
Reading School District, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	5.00%	03/01/2037	20	20,203
Scranton School District, Series 2017 E, Ref. GO Bonds, (INS - BAM)(a)	4.00%	12/01/2037	5	5,004
West Chester Area School District, Series 2025 A, Ref. GO Bonds	5.00%	05/15/2027	10	10,227
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2031	375	384,786
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2034	50	50,311
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2036	115	117,430
				16,997,676
Rhode Island-0.09%
Rhode Island (State of), Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	5	5,143
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	100,167
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	200	205,466
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	10	10,033
				320,809
South Carolina-0.54%
Beaufort County School District, Series 2025 B, GO Bonds	5.00%	03/01/2027	145	147,699
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	49,784
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	461,243
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	25	25,448
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	200	202,216
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	100	101,040
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	195	196,709
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	100	100,780
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2027	25	25,780
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	45	46,589
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	85	86,966
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	105	107,330
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	45	46,237
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2036	10	10,252
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	15	15,361
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2040	20	20,425
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2035	80	82,153
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	120	123,937
				1,849,949
South Dakota-0.04%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	4.00%	09/01/2036	45	44,915
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	75	75,795
				120,710
Tennessee-0.75%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	25	25,188
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	245	246,454
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	$60	$ 60,201
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	130	130,709
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2017, RB	5.00%	07/01/2042	15	15,234
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(b)(c)	5.00%	07/01/2026	90	90,169
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	265	268,655
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	115	116,869
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	70	70,945
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2034	135	136,252
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	240	246,450
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	120	121,715
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	70	71,558
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	485	488,319
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2032	30	30,343
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2033	80	80,810
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	120	122,657
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	129,129
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	115	115,974
				2,567,631
Texas-8.15%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	155	159,559
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	230	233,925
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	25,256
Allen Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	235	239,160
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	70	71,190
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	130	134,527
Austin (City of), TX, Series 2017, Ref. RB(b)(c)	5.00%	11/15/2027	5	5,165
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	60	62,095
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2037	35	35,864
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	66,237
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	95	98,308
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2027	125	128,687
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	180	185,061
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	101,318
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,345
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	195	200,547
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	405	406,969
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	210,832
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	85	87,418
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	150	154,267
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	95	97,703
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2027	20	20,569
Burleson Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	25	25,706
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	285	289,924
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$55	$ 55,896
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	355	360,782
Cypress-Fairbanks Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	145	147,362
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	75	77,552
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	65	67,212
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	135	139,593
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	70	72,382
Dallas (City of), TX, Series 2017, RB	4.00%	10/01/2040	20	20,055
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,085
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	151,779
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	110	111,869
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2027	30	30,510
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2027	30	30,510
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2027	30	30,510
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2027	150	152,549
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	75	77,592
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	150	152,507
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	270	274,512
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2027	50	50,776
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	250	256,366
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2034	60	61,472
Del Valle Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	06/15/2027	50	51,279
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	155	158,207
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	152,976
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	15	15,286
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	10	10,077
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	215,595
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	125	128,631
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	80	81,280
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	120	123,251
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	145	148,808
Fort Worth (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2027	40	40,742
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	142,409
Frisco Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	50,234
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	135	137,180
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	75	77,215
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2027	55	55,244
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	130	134,265
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	115	118,410
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	210	215,999
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	75	77,143
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	175	180,549
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	200	202,005
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	$215	$ 222,301
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	205	210,975
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	85	85,668
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2033	130	133,410
Harris County Flood Control District, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	55	56,687
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	3.25%	02/15/2032	125	125,172
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	200	200,101
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	65,725
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	110	112,031
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	100	101,709
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	116,903
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	65	65,293
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2034	45	45,167
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2035	35	35,100
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	75	77,710
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	810	822,768
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	55	55,087
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	71,752
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	50	50,923
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	100	103,613
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	55	55,533
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	40,668
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	40,245
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	50	50,277
Houston Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	210	213,717
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	65	66,072
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	105	107,924
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	65	66,105
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	142,389
Keller Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	30	30,512
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	55	56,578
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	150	151,385
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	110,888
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	180	185,338
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	100,471
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,473
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2027	10	10,227
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	20	20,441
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	50	51,103
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2027	45	46,044
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	51,103
Midtown Redevelopment Authority, Series 2017, Ref. RB	5.00%	01/01/2036	50	50,456
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	112,706
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	$30	$ 30,704
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2033	5	5,024
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	25	25,091
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	60	60,170
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	40	40,075
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	60	60,052
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	40	40,315
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	130	132,289
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,069
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	45	46,270
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2027	40	41,215
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	125,626
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	245	248,066
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	180	180,807
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	180	182,142
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	50	50,572
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	55	55,617
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	283,074
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	130	131,385
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	80	80,978
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	100	100,871
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	160	161,172
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	595	597,652
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	170	169,507
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2034	490	492,098
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2035	50	50,188
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2036	65	65,212
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	195	197,422
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	395	400,598
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	30	30,516
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	160	164,283
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2027	5	5,082
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	115	116,922
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	190	193,162
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	140	144,018
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	306,129
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	170	171,327
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	235	236,918
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	175	177,853
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	155	159,448
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2027	5	5,049
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	130	132,154
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2027	5	5,083
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	380	383,019
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	$95	$ 97,794
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	325	328,845
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	165	166,823
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	40	40,375
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	200	203,207
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	215,983
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	160	164,399
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	290	297,666
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	305	313,385
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	175	180,446
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	105	108,203
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	105	108,203
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	180	185,320
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	230	236,798
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	180	185,128
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	255	261,740
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	46,140
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	191,069
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	300	309,842
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2027	170	175,577
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	400	408,128
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,219
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	65	66,396
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	105	106,231
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	360	363,711
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	320	326,303
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	829,928
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	103,150
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	315	317,783
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2037	175	175,271
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	5	4,987
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	313,789
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	235	242,968
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	45	46,143
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2034	25	25,612
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	55	55,354
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2037	25	25,534
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2038	5	5,101
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	113,170
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2027	50	51,441
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017 A, RB	4.00%	10/15/2035	125	125,914
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	5.00%	04/15/2030	35	36,152
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	4.00%	10/15/2036	50	50,172
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2027	5	5,005
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	189,347
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	120	122,694
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	75	76,653
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	122,820
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	70	71,262
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2029	115	117,033
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2030	105	106,856
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2031	125	127,210
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	120	122,163
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	$50	$ 51,283
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	295	299,930
				27,870,918
Utah-0.40%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2027	65	66,655
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	110	112,801
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	130	131,820
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	275	282,892
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	160	162,263
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	60	61,587
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	55	56,507
Utah (State of), Series 2018, GO Bonds	4.00%	07/01/2030	60	60,846
Utah (State of), Series 2018, GO Bonds	3.13%	07/01/2032	10	9,997
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	175	179,627
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	175	179,627
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2027	50	50,642
				1,355,264
Vermont-0.01%
University of Vermont and State Agricultural College, Series 2017, Ref. RB	5.00%	10/01/2043	30	30,506
Virginia-2.00%
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2044	5	5,068
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2047	15	15,141
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	145	148,755
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	140	142,713
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	50,969
Fairfax (County of), VA, Series 2026 B, Ref. GO Bonds	5.00%	10/01/2027	25	25,810
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	137,979
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.), Series 2025, RB	5.00%	10/15/2030	50	51,551
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	370	379,423
Richmond (City of), VA, Series 2016, Ref. RB(b)(c)	5.00%	07/07/2026	45	45,099
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	106,525
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	85	86,557
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	125	127,067
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	425	431,769
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	100	101,355
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2047	45	45,418
University of Virginia, Series 2017 B, Ref. RB	4.00%	04/01/2040	5	5,011
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,061
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2027	35	35,883
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	115,623
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	65	66,051
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	75	76,212
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	80	81,293
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	230	231,252
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	45	45,727
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	220	223,388
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	115	116,690
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	$140	$ 142,263
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	65	66,051
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2034	30	30,148
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	5,015
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2027	60	60,970
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2027	130	132,102
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2027	85	86,374
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	125	128,646
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	90	92,512
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2030	30	30,420
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	625	632,964
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	55	56,604
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	510	524,875
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	85	87,479
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	140	143,303
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	180	186,352
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	195	201,731
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	130	134,317
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2032	80	82,600
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	70	70,830
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	155	156,328
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	135	137,615
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	515,919
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	5.00%	05/15/2033	50	51,557
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	4.00%	05/15/2035	35	35,375
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2027	10	10,236
Virginia Commonwealth University Health System Authority, Series 2017, Ref. RB	4.00%	07/01/2040	135	135,386
				6,841,362
Washington-4.22%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	45	45,455
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	675	695,254
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	110	113,961
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2027	200	205,007
Energy Northwest, Series 2024 B, Ref. RB	5.00%	07/01/2027	180	184,506
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2027	55	56,377
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB(b)(c)	5.00%	07/01/2026	255	255,479
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	174,309
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	245	250,523
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	90	91,941
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	97,378
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	125	128,129
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	145	149,978
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	350	361,336
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	85	87,626
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	$65	$ 66,441
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2027	45	45,127
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	111,457
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	100,741
King (County of), WA, Series 2021 A, GO Bonds	4.00%	01/01/2027	5	5,043
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	65	67,421
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	50	50,670
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	110	111,273
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	50	50,461
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,290
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	170	171,950
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	70,010
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	275	284,564
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	285	294,613
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	46,018
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	105	106,049
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	92,008
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	115	119,077
Pierce County School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	101,905
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	140	142,931
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	55	56,102
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	188,341
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	75	77,212
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	15	15,442
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2029	60	61,798
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	154,382
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,399
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	180	181,219
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	190	191,118
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	05/01/2027	5	5,111
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	260	266,818
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	60,267
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	125	128,544
Snohomish (County of), WA School District No. 201, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	5	5,183
Spokane County School District No. 354, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	45	46,290
Spokane County School District No. 81, Series 2017 B, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2030	80	81,417
University of Washington, Series 2018, RB	5.00%	04/01/2043	15	15,161
Washington (State of), Series 2016 B, Ref. GO Bonds(b)(c)	5.00%	08/01/2026	195	195,749
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	$235	$ 240,809
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	50	51,190
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	100	102,263
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,080
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2037	130	132,671
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	117,257
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	30	30,565
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	65	66,163
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	152,409
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	275	282,764
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	282,694
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	155	159,246
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	425	436,346
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	270	276,925
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	215	220,115
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	65	66,038
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	60,971
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	55,879
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	160	162,493
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2032	10	10,150
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	120	121,742
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,280
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	70	70,937
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2036	40	40,509
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	10	10,115
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	85	85,940
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	80,848
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	80	80,790
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	161,485
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2029	55	56,539
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	150	153,708
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	190	194,697
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	190	194,520
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	80	81,811
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	55	55,878
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	115	118,070
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	110	113,105
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	50	50,798
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	40	40,969
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	345	350,385
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2027	245	251,917
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	85	87,229
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,049
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2027	45	45,718
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2027	60	61,694
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	360	369,441
Washington (State of), Series R-2017A, Ref. GO Bonds(b)(c)	5.00%	08/01/2026	35	35,134
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	210	215,929
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	120	123,301
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	235	241,027
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	85	86,924
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	215	218,356
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	75	76,967
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	165	169,658
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	65	66,038
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	135,774
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2030	30	30,663
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	$110	$ 112,351
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	152,796
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	65	66,049
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2037	60	60,883
				14,445,913
West Virginia-0.13%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	340	349,859
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	85	87,461
				437,320
Wisconsin-1.28%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	150	150,070
Green Bay Area Public School District, Series 2025, GO Bonds	5.00%	04/01/2027	80	81,566
Madison (City of), WI, Series 2020, Ref. RB	3.75%	10/01/2027	50	50,714
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	175	174,672
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	189,199
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	200	204,526
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	395	403,965
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	214,753
Wisconsin (State of), Series 2017, Ref. GO Bonds(b)	5.00%	11/01/2031	15	15,317
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	135	138,064
Wisconsin (State of), Series 2019 A, Ref. RB(b)	5.00%	05/01/2027	275	280,813
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	240	245,073
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	170	173,593
Wisconsin (State of), Series 2019 B, GO Bonds	5.00%	05/01/2040	45	45,708
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	140	143,164
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	90	92,034
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2027	120	122,712
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2027	110	112,486
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	205	209,634
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	290	296,555
Wisconsin (State of), Series 2026-1, Ref. GO Bonds	5.00%	05/01/2027	45	46,017
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	170	174,569
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	125	128,359
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	160	164,300
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	5.00%	04/01/2035	75	76,030
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	457,527
				4,391,420
TOTAL INVESTMENTS IN SECURITIES(d)-97.60% (Cost $333,816,340)				333,855,963
OTHER ASSETS LESS LIABILITIES-2.40%				8,220,954
NET ASSETS-100.00%				$342,076,917

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.18%
Alabama-0.37%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2028	$75	$ 78,980
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	280	295,764
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2028	40	42,122
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	80	82,099
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	55	55,784
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	5	5,045
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	305,824
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	125,736
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	115	116,145
				1,107,499
Alaska-0.13%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	245	257,021
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2028	115	120,643
				377,664
Arizona-1.57%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2028	5	5,284
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	150	157,463
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	45	45,771
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.00%	11/01/2028	30	31,159
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	15	15,721
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	75	77,698
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	5.00%	01/01/2041	260	264,817
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2036	220	226,494
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	225	231,205
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	70	71,510
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	52,353
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	157,058
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	60	62,718
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	225	234,817
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	70	72,967
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	100	104,067
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	495	514,119
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	65	67,416
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2036	65	67,362
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	4.00%	07/01/2038	55	55,180
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	30	29,928
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	80,770
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	55	56,393
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	35	35,508
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	$135	$ 140,263
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	215	223,182
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	85	88,165
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	80	82,877
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	335	346,627
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	85	87,860
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	135	139,395
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	180,471
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	437,691
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	145	149,149
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	115	118,214
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	25,975
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2028	45	46,754
				4,784,401
Arkansas-0.05%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	65	67,212
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	90	92,817
				160,029
California-15.81%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	20	21,348
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	140	147,093
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2028	10	10,497
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	230	241,440
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	76,252
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	25	26,076
California (State of), Series 2017, GO Bonds	5.00%	08/01/2028	25	25,756
California (State of), Series 2017, GO Bonds	5.00%	11/01/2028	50	51,827
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	210	216,350
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	140	144,233
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	320	331,692
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	195	206,438
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	300	317,071
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	360	379,680
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2030	135	142,183
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	200	209,354
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2037	225	235,013
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	250	265,162
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	180	190,266
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	315	332,581
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	395	413,700
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	575	602,222
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	150	158,798
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	273,850
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	380	399,563
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	250	262,261
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	75	78,314
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	20	20,181
California (State of), Series 2020, GO Bonds	4.00%	03/01/2028	20	20,563
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	520	551,538
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	205	217,433
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	225	238,197
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	200	211,332
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	180	190,558
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	355	377,239
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	275	288,019
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	160	165,262
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	320	339,408
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	$550	$ 578,530
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	40	42,266
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	100	105,865
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	100	105,666
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	290	305,853
California (State of), Series 2024, GO Bonds	5.00%	09/01/2028	80	84,533
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	470	495,693
California (State of), Series 2025, GO Bonds	5.00%	03/01/2028	45	47,033
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	255,787
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	65	65,005
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	20	20,112
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	101,657
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	130	138,732
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	100	106,717
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	100	106,717
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	115	122,724
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2028	105	112,052
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2043	300	303,683
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	60	60,180
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	95	95,082
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	150	157,162
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	210	217,833
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	80	83,127
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	115	119,739
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	175	182,211
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	110	115,483
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	150	157,370
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2030	70	73,376
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	100	104,661
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	55	57,462
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	57,420
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,427
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	119,758
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2028	60	63,773
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	320	331,211
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	115	121,290
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	25	26,239
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	260	267,765
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	$165	$ 168,226
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2038	10	10,292
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	25	25,486
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	151,042
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	244,294
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	140	144,219
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2028	30	30,782
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	145	147,135
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	55	58,007
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	20,857
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	60	63,176
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	140	144,615
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	150	158,807
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2028	220	231,645
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	255	270,464
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	230	242,617
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2028	45	47,469
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2042	25	25,335
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	10	10,043
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	340	346,019
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	55	56,514
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	90	90,253
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	345	352,504
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.38%	01/01/2048	30	29,587
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	268,950
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	200	211,231
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2035	140	147,578
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	185	194,613
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2037	50	52,500
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2038	20	20,965
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2039	5	5,233
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	235	244,269
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	153,490
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	3.00%	06/01/2028	140	141,741
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	06/01/2028	160	165,161
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	5.00%	06/01/2028	150	157,752
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	50	51,027
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	50	51,402
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2028	5	5,276
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2028	25	26,421
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	158,568
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	5	5,145
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	60,242
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	120	123,888
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2028	5	5,273
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	$400	$ 408,161
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	73,618
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	370	389,122
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	68,565
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	70	73,840
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2028	15	15,823
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	220	228,353
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	295,688
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	105	110,760
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2043	105	106,951
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	195	201,465
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2029	40	41,309
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2030	110	113,537
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	110	113,413
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	100	102,978
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	135	138,866
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2034	60	61,662
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2036	5	5,125
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	220	225,208
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	190	194,281
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	185	192,500
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2032	65	67,529
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	185	191,919
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2034	25	25,904
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	200	206,905
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2036	110	113,592
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	290	299,491
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2038	5	5,147
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	465	476,271
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	105	108,927
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	180	186,510
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	175	181,042
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	70	72,286
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	230	237,106
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	120	123,528
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	180	184,885
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	190	194,605
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2028	70	73,076
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	102,182
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2028	35	36,538
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	40	41,758
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	80	83,516
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	25	26,099
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	145	151,373
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2028	1,050	1,084,813
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	45	46,289
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	30	30,860
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	125	131,310
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	255	267,701
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	80	83,918
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	50	52,624
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	100	105,455
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	90	94,732
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	315	331,228
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	62,679
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	$85	$ 88,700
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	120	125,021
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	865	900,282
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	25	26,193
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	594,881
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	60	63,273
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	40	42,317
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	230	243,324
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	50	52,897
Los Angeles Community College District (Election of 2016), Series 2025 F, GO Bonds	5.00%	08/01/2028	60	63,476
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	170	176,270
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	80	81,487
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	150	158,089
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	225	237,134
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	205	216,055
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	145	152,819
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	125	131,741
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	440	463,728
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	50	51,586
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,077,659
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	100	104,079
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	110	114,388
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	545	566,033
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2032	15	15,562
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	110	113,979
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	150	155,189
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	155	160,142
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	80	82,564
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	110	113,411
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	150	154,525
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	915	942,744
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	15	15,591
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	60	63,236
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2028	55	57,966
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	110	115,932
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	45	47,656
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	180	191,013
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	150	159,572
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	177,290
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2043	100	102,749
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,376
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	80	82,211
Palo Alto Unified School District (Election of 2018), Series 2025, GO Bonds	5.00%	08/01/2028	70	74,162
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	60	63,345
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(a)	5.00%	09/01/2047	25	25,553
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(a)	5.13%	09/01/2028	70	74,474
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	207,168
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	135	140,426
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2028	75	79,427
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2028	15	15,452
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	189,926
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2043	25	25,656
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2048	50	50,799
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	160	169,214
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2028	$45	$ 47,591
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	90	95,183
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	80	84,607
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	45	47,591
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	55	58,722
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	65	69,398
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	115	122,150
San Benito High School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	183,763
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	185	191,526
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	125	129,018
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2028	40	42,383
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	89,511
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	285	299,313
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(a)	5.25%	07/01/2028	215	227,726
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(a)	5.25%	07/01/2028	75	79,439
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	45	47,436
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	90	94,872
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	200	210,827
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	95	100,055
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	270	284,190
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	145	148,789
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	110	115,902
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2028	100	105,365
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	110	111,927
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	125,872
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	70	73,425
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2028	10	10,601
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2028	75	79,658
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	95	98,687
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	185	184,589
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	225	231,386
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	120	127,207
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	45	45,508
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2028	15	15,853
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2028	40	42,274
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2025, Ref. RB	5.00%	07/01/2028	20	21,083
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	55	58,365
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	55	54,609
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	77,985
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	154,876
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	191,421
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	50	52,973
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	20,053
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2028	65	67,353
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	105	110,029
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	20,663
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	135	139,773
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2028	10	10,458
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023 B, Ref. RB	5.00%	07/01/2028	50	52,291
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	40	42,230
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2028	$110	$ 112,789
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	115	118,714
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	80	82,078
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	105	107,585
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,224
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	40	41,781
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	50	52,214
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	275	286,856
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	120	124,989
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	115	119,533
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	67,477
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	65	67,446
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	515	532,156
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	145	148,304
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	565	577,457
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2040	20	20,698
University of California, Series 2018, Ref. RB	5.00%	05/15/2028	30	31,539
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	5	5,257
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2028	40	42,052
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	455	478,346
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2028	85	89,361
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	35,896
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	155	161,930
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	70	72,991
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	130	135,355
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	103,903
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	95	98,583
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	248,940
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	51,812
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	294,385
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	390	398,738
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	650	660,817
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	103,227
				48,055,761
Colorado-2.35%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	355	380,448
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,383
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2038	70	71,535
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	285	301,883
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2030	205	216,547
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	185	194,859
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	85	89,295
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2033	20	20,429
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	465	474,138
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2035	10	10,140
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	25	25,265
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	130	134,964
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	50	51,380
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	345	353,915
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	105	111,220
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	45	47,666
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	30	30,401
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	35	36,461
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	90	93,756
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,357
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	120	126,930
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	$130	$ 137,507
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	225	228,689
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2043	20	20,617
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	380	400,278
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	45	47,583
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	50	52,834
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	40	42,326
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	110	114,811
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	70	72,490
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2028	10	10,611
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	165	174,900
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	50	52,279
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	30	31,298
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	75	78,811
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	35	35,936
Fort Collins (City of), CO, Series 2018 A, RB	5.00%	12/01/2042	45	46,295
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	116,307
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	85	89,722
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	170	179,144
Jefferson County School District R-1, Series 2018, GO Bonds(b)	5.00%	12/15/2033	90	94,690
Jefferson County School District R-1, Series 2018, GO Bonds(b)	5.00%	12/15/2034	120	126,044
Jefferson County School District R-1, Series 2018, GO Bonds(b)	5.00%	12/15/2035	10	10,483
Jefferson County School District R-1, Series 2018, GO Bonds(b)	5.00%	12/15/2037	30	31,323
Jefferson County School District R-1, Series 2018, GO Bonds(b)	5.00%	12/15/2038	25	26,063
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	195	206,424
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	51,000
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	170	178,903
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	70	71,101
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	110	111,276
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	99,331
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2039	100	104,152
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2040	35	36,396
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	350	358,100
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	60	62,686
Public Authority for Colorado Energy, Series 2008, RB	6.25%	11/15/2028	15	15,641
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	160	164,623
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	85	87,456
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	35	36,011
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	80	83,862
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	125	130,935
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2030	85	88,884
University of Colorado, Series 2017 A-2, Ref. RB(b)	4.00%	06/01/2038	5	5,083
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	100	100,289
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	110	116,041
Westminster Public Schools, Series 2019, COP, (INS - AGI)(a)	5.00%	12/01/2048	5	5,089
				7,147,296
Connecticut-2.64%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	35	36,358
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2034	75	77,786
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	75	77,663
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	80	82,517
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2038	5	5,150
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	110	115,113
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	275	290,039
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	105	110,535
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	480	504,287
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	145	152,100
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	$30	$ 31,355
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	125	130,377
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2036	40	41,619
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	70	72,552
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	40	42,007
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2030	40	41,867
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	620,831
Connecticut (State of), Series 2018 C, GO Bonds	4.00%	06/15/2036	5	5,063
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	25	26,342
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2031	55	57,735
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	135	141,497
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	75	78,482
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,423
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2037	100	103,749
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	60	63,222
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	100	104,648
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	155	161,323
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	120	124,851
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2028	120	123,159
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	320	334,800
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	235,662
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	180	188,325
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	150	158,481
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	110	112,708
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2028	180	189,666
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	240	253,778
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	165	174,472
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	35	36,720
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	99,843
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	165	173,107
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	175	182,074
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	40	41,965
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	55	57,702
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	10	10,528
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2028	15	15,861
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2028	150	156,686
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2028	20	21,168
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2028	5	5,259
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	120,749
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	73,052
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	140	144,818
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	115	118,318
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	165	169,274
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	125	130,904
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2037	5	5,191
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	145	150,584
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	185	191,794
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	155	160,506
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2033	360	371,985
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	155	159,948
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2035	70	72,136
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2037	85	87,307
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2028	50	52,457
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,251
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	$25	$ 25,140
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	104,103
				8,024,972
Delaware-0.31%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	110	114,271
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	39	40,594
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	90	93,494
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2028	40	41,635
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2028	5	5,235
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	421,177
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	225	236,382
				952,788
District of Columbia-1.31%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	100	102,404
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,117
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	110	112,644
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	260	266,976
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	95	99,435
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	130	135,805
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	57,358
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2033	55	57,268
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	155	163,757
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	135	140,650
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	100	105,562
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	50	52,093
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	295	311,408
District of Columbia, Series 2020, RB	5.00%	12/01/2028	70	74,036
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	75	77,952
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	225	238,364
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2028	55	57,057
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	25	26,202
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2028	45	47,333
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	295	312,522
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2028	60	62,885
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,291
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	9,895
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	105	107,698
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	205	208,233
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	55	58,085
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	126,971
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	235,921
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(a)	6.50%	10/01/2044	50	52,852
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	170	175,076
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2028	55	56,386
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	140	146,851
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	240	251,744
				3,966,831
Florida-2.44%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2028	45	47,099
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2028	5	5,278
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2028	220	229,851
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2028	30	31,412
Canaveral Port Authority, Series 2018 B, RB	5.00%	06/01/2048	40	40,432
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	145	149,338
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	188,238
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2028	$225	$ 235,727
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	140	141,219
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2028	320	335,256
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	199,414
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	108	113,257
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	183,519
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	130	137,413
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	140	147,111
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	105	110,334
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	45	45,461
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	80	81,256
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	280	288,807
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	50	51,440
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	163,944
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	260	271,765
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2028	135	141,944
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	130	134,101
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2028	90	94,880
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	100	102,946
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	170	175,968
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2028	135	140,702
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	120	120,109
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	180	185,518
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	125	128,414
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2028	25	26,075
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2048	30	30,188
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	470	471,559
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2028	70	73,779
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2028	35	36,739
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	320	326,019
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	175	183,317
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	180	188,555
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(a)	5.00%	08/01/2043	65	66,760
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	110	113,940
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	300	306,243
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	290	294,693
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	20	20,609
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2038	20	20,543
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	255,913
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	95	97,574
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	130	129,814
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	152,356
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	103,077
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2028	80	84,450
				7,404,356
Georgia-1.15%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2028	95	102,192
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	65	67,172
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2028	60	62,973
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2028	70	73,185
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,117
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2028	45	47,031
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Forsyth (County of), GA, Series 2025 A, GO Bonds	5.00%	03/01/2028	$20	$ 20,872
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	35	35,508
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	76,244
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	90	92,523
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	110	115,656
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	100	105,135
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	40	42,019
Georgia (State of), Series 2018 A, GO Bonds	3.00%	07/01/2033	160	158,983
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	60	61,177
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2035	25	25,450
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	125	131,428
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	80	82,449
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2028	175	183,999
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2028	60	61,423
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	285	300,209
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	110	115,656
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	85	89,371
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	455	464,130
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	218,408
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	100	103,637
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	105	110,268
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	125,674
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	130	135,333
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	100	103,047
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2028	20	21,008
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2028	135	142,572
				3,495,849
Hawaii-0.97%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	40	40,877
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	205	211,498
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	315	327,330
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	195	202,451
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	165	171,117
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	55	55,830
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	55	56,969
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	80	82,752
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2034	45	45,503
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	115	118,816
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	35	34,694
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	205	211,546
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,303
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	30,195
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2037	10	10,286
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	15	15,411
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	115	119,501
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	105	111,089
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	155	159,343
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	120	126,637
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	150	157,711
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	175	182,202
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	215	223,848
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2028	230	239,465
				2,945,374
Idaho-0.28%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	190	195,572
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	4.00%	03/01/2038	335	335,427
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho State Building Authority, Series 2024 A, GO Bonds	5.00%	06/01/2028	$105	$ 110,216
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2028	200	209,936
				851,151
Illinois-4.17%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2032	45	46,512
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	80	82,601
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	115	116,735
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	160	165,858
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	175	181,407
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	465	465,788
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	60	63,519
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2028	40	41,528
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2028	35	36,281
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	45	46,669
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	20,822
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	75	78,958
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	170	174,758
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	175	179,676
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	455	461,648
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2028	10	10,325
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	1,115	1,149,135
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	75	79,419
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	35	36,323
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	55	56,977
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	77,532
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	145	149,615
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	245	252,378
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	410	421,587
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	75	76,968
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	135	136,474
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2038	5	5,112
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2039	25	25,520
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2040	25	25,480
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2041	50	50,894
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	101,452
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	265	277,853
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2030	100	104,488
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	110	114,137
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	25	26,213
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	155	161,957
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	210	218,914
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2032	270	280,718
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	415	430,609
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2028	10	10,501
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	550	576,675
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	135	139,991
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	115	120,944
Illinois (State of), Series 2021 C, Ref. GO Bonds	4.00%	03/01/2028	55	55,959
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2028	175	181,469
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	150	155,519
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	120	124,848
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,202
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	100	104,371
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	185	192,474
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	105	108,714
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2028	20	20,840
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2028	$25	$ 26,308
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2028	10	10,151
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	70	71,017
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	4.25%	01/01/2028	355	363,617
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	5.00%	01/01/2028	385	398,791
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	195	198,369
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	77,603
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	15,001
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	89,921
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	145	150,570
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	115	119,896
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	105	110,230
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	65	66,463
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	300	307,450
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	775	790,897
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	80	82,967
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	275	285,198
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	155	160,748
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	160	165,934
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2028	40	41,521
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	55	56,901
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2032	25	25,696
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	215	222,431
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	225	232,776
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,523
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2028	70	72,649
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	88,494
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2043	100	100,659
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2048	100	100,071
				12,678,199
Indiana-0.65%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2038	60	61,389
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	205	214,652
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2035	65	67,006
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	11/01/2043	20	20,427
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2028	10	10,547
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	95	100,107
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	15	15,486
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	140	145,814
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	180,903
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,483
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	35	36,453
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2028	95	98,945
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2030	90	93,161
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2031	180	186,134
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	250	258,055
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	135	139,088
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	55	56,547
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	35	35,792
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	60	62,585
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2035	20	20,776
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	135	138,498
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2028	10	10,370
				1,968,218
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.15%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	$195	$ 200,551
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	245	256,862
				457,413
Kansas-0.15%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	265	278,941
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2028	75	78,946
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	80,882
				438,769
Kentucky-0.59%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	123,500
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2035	10	10,331
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	206,197
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	325	334,410
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2032	40	41,635
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2034	210	217,971
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	45	47,533
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2028	60	63,184
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2028	70	72,929
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2028	10	10,513
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	87,216
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2028	75	78,716
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	136,507
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	25	26,107
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2018 A, Ref. RB	4.00%	05/15/2038	340	342,078
				1,798,827
Louisiana-0.16%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	60	62,462
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	105	110,430
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	120,545
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	90	94,196
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	55	57,844
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	5	4,989
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	5.00%	08/15/2028	40	40,977
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(a)	5.00%	04/01/2048	5	5,045
				496,488
Maine-0.11%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	254,906
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,656
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,336
				335,898
Maryland-2.42%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	125	130,291
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	15	15,604
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	40	40,765
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2028	145	151,386
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2028	195	205,279
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	90	94,574
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	230,841
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	204,695
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	15	15,319
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	190	200,016
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	$25	$ 25,483
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	175	180,046
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	150	156,606
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	60	62,550
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	150	156,203
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,261
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	160	165,080
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	55	57,688
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2028	225	235,998
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	260	273,705
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	115	121,062
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	365	381,074
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	225	236,861
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,646
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2028	20	20,881
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2028	135	142,116
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	150	154,344
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	130	134,026
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	100,350
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	73,942
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	185	196,127
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	75	79,511
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2028	105	110,913
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2028	30	31,747
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2037	30	30,953
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	200	204,697
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	525	531,383
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	50	52,519
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2028	10	10,506
Maryland Economic Development Corp. (Baltimore City), Series 2018, RB	5.00%	06/01/2058	50	50,279
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	80	84,697
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	15,830
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	35	36,878
Montgomery (County of), MD, Series 2018 A, GO Bonds	3.75%	11/01/2037	20	20,090
Montgomery (County of), MD, Series 2018 A, GO Bonds	3.75%	11/01/2038	15	15,042
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	90	95,284
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	139,344
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	125	129,455
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	145	152,675
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2028	20	21,213
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,010
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	152,526
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	104,921
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	155	158,577
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2033	10	10,462
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	10	10,445
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2035	10	10,151
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	105	110,450
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	120	126,228
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	165	173,370
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	45	47,214
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	85	89,057
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2033	10	10,462
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	$285	$ 300,890
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	50	50,064
				7,366,662
Massachusetts-3.11%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	145,394
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	70	74,087
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(a)	5.25%	08/01/2028	85	90,056
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2028	125	130,143
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	24,884
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	200	210,242
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	72,655
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2028	20	21,024
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	275	284,718
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2034	10	10,333
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	82,504
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	72,096
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	35,999
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	135	138,686
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	220	225,757
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2040	35	35,877
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	80	81,869
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	5	5,109
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2043	5	5,103
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	5	5,094
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	76,137
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	70	72,795
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	45	46,745
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	65	67,443
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	75	77,735
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	170	178,706
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	45	45,557
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2039	10	10,062
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2041	25	25,082
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	130	136,540
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	120	124,671
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	245	254,141
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	415	430,673
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	57,660
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	255	267,331
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	360	375,887
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	85	89,353
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	211,791
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	80	84,407
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	45	47,479
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	93,783
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	280	296,508
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	10	10,399
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	85	88,020
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	45	45,883
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2041	245	253,099
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	115	120,841
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	50	52,813
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	266,294
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	223,148
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2028	$120	$ 126,095
Massachusetts (Commonwealth of) Development Finance Agency, Series 2018, Ref. RB	5.00%	06/01/2043	40	41,011
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A-2, Ref. RB	5.00%	07/01/2028	45	47,080
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	480	486,255
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	240	240,540
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	145	146,599
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	5	5,287
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	248,710
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2029	170	176,017
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	95	98,306
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	295	304,794
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	120	123,818
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	140	144,250
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	190	195,589
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	110	110,717
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	35	35,195
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	93,929
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	375	382,697
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	300	306,158
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2028	155	161,667
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	20,754
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2028	5	5,292
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	75	77,249
				9,460,622
Michigan-0.88%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2028	115	120,699
Great Lakes Water Authority, Series 2018 A, RB	5.00%	07/01/2043	25	25,636
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	140	146,646
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	89,141
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	55	57,679
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	60	62,923
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	330	349,429
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	150	158,832
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2028	85	89,802
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2028	65	67,924
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	5	5,260
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	45	46,982
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	445	456,863
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2028	335	346,662
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(b)(c)	4.00%	05/15/2028	25	25,609
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(b)(c)	4.00%	05/15/2028	120	122,923
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2028	30	31,000
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	75	76,506
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
University of Michigan, Series 2018 A, RB	4.00%	04/01/2043	$10	$ 10,021
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	65	66,592
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2034	20	20,989
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2035	50	52,368
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	104,090
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	120	123,578
				2,658,154
Minnesota-1.28%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2043	5	5,061
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	350	350,181
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	241,205
Hennepin (County of), MN, Series 2019 B, GO Bonds	5.00%	12/15/2039	10	10,411
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	175	185,438
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	115	116,583
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2028	40	41,477
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	115	118,421
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	190	195,293
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	120	123,102
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	215	220,102
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	103,292
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	20,659
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	75	78,970
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	80	84,098
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	62,996
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	265	277,887
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	150	157,029
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	255	266,510
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	208,679
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	41,665
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	25,991
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	436,147
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	105,293
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	131,616
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2028	40	42,194
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	65	68,566
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2028	5	5,211
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2028	10	10,529
Minnesota (State of), Series 2023, COP	5.00%	11/01/2028	15	15,841
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,323
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2028	120	126,352
				3,903,122
Mississippi-0.33%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	370	382,198
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	110	113,650
Mississippi (State of), Series 2019, RB	4.00%	10/15/2038	10	9,996
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	90	94,251
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	55	57,492
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	57,378
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,007
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2028	170	176,143
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	$90	$ 93,466
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	20	20,770
				1,010,351
Missouri-0.39%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	50	52,875
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2028	70	71,535
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	87,308
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	65	67,647
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	151,936
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	350	365,862
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2028	30	31,263
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	155	162,406
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2028	20	20,956
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2028	25	26,385
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2028	5	5,261
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	65	66,555
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2028	80	84,570
				1,194,559
Montana-0.44%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	140	142,029
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	4.13%	07/01/2038	100	100,619
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	5.00%	07/01/2048	75	75,449
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	1,007,569
				1,325,666
Nebraska-0.35%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	249,150
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	135	141,739
Nebraska (State of) Public Power District, Series 2023 A, Ref. RB	5.00%	07/01/2028	500	518,534
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	160	166,324
				1,075,747
Nevada-1.68%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	185	194,243
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	128,005
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2032	45	47,046
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2033	50	52,201
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	115	119,902
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	55	57,269
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	70	72,774
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	110	114,169
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2038	30	31,105
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	285	293,310
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	31,746
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	155	163,807
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	75	79,130
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	135	142,194
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	340	357,447
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	135	141,659
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	95	96,426
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	105	106,285
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2038	25	25,245
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	80	80,590
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	$135	$ 141,661
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	680	693,308
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	85	89,194
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	350	367,268
Clark County School District, Series 2018 A, GO Bonds	4.00%	06/15/2038	55	55,138
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2037	75	75,571
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2038	245	246,451
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2028	10	10,455
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	605	620,402
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	130	136,380
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGI)(a)	4.00%	06/01/2041	105	104,189
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	190	194,857
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(a)	4.13%	10/01/2048	45	43,582
				5,113,009
New Hampshire-0.09%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	170	178,309
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	107,177
				285,486
New Jersey-3.77%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	770	806,867
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2028	10	10,608
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	280,629
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)(c)	5.00%	12/15/2028	360	382,523
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2048	20	20,454
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	310	322,649
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	30	31,488
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	130	136,118
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2037	15	15,685
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	210	217,185
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(a)	4.13%	06/15/2039	20	20,203
New Jersey (State of) Economic Development Authority (State House), Series 2017, RB	4.50%	06/15/2040	10	10,102
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	125	128,326
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	20,532
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A, Ref. RB	5.00%	05/15/2028	45	47,080
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	102,564
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	515	539,769
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	55	57,967
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	285	299,866
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	115	120,770
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2034	200	209,272
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	450	475,477
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	185	194,910
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	200	204,142
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	645	676,696
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	620	649,434
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	355	371,016
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2035	130	135,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	10	10,425
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	65	65,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2037	410	412,579
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	4.00%	06/15/2036	90	90,694
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	80	82,998
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(b)(c)	5.00%	12/15/2028	$195	$ 207,200
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(b)(c)	5.00%	12/15/2028	85	90,318
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	265	279,297
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,003
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2033	20	20,962
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	15	15,658
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	30	30,231
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2037	210	210,925
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	250	250,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	420	432,230
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(b)(c)	5.00%	12/15/2028	30	31,877
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	45	47,258
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	3.75%	06/15/2033	10	9,977
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.13%	06/15/2039	100	100,247
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	215	219,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	215	227,172
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	80	83,803
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	120	125,704
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2028	55	57,614
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2028	100	104,443
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	135	140,263
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2032	25	25,854
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2033	65	67,148
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2034	75	77,385
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	165	166,937
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2037	50	50,440
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	295	302,076
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(b)	5.00%	01/01/2030	20	20,734
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(b)	5.00%	01/01/2031	280	289,872
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	80	80,939
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2035	25	25,763
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2036	225	231,590
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2037	35	35,976
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	170	173,564
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2028	15	15,585
Rutgers The State University of New Jersey, Series 2018 N, RB	5.00%	05/01/2028	40	41,812
				11,462,301
New Mexico-0.31%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	40	41,681
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	105	110,119
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	94,000
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	225	235,969
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	205	214,859
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	105	110,050
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2028	25	26,202
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	110	115,290
				948,170
New York-23.03%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	160	170,092
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	250	263,110
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2023 A, Ref. RB	5.00%	05/01/2028	15	15,699
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2025, Ref. RB	5.00%	05/01/2028	5	5,233
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	85	86,373
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	90	94,207
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	210	219,441
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	$155	$ 161,617
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	70	72,682
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	25	25,925
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2039	85	88,024
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	215,687
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	180	189,096
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,091
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2037	20	20,200
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2038	40	40,296
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	55	58,079
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	245	254,934
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2031	70	72,729
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	207,484
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	225	233,046
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	92,933
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2028	60	63,430
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	60	62,059
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	25	26,063
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	130	135,526
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	90	93,508
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	245	248,990
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2033	75	77,682
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2034	10	10,114
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	185	191,367
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	595,241
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	110	110,211
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	163,888
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(a)	5.00%	11/15/2031	25	25,975
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	180	190,289
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2030	85	88,447
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	95	100,430
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	210	214,934
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2030	20	20,896
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2031	95	99,116
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	100	104,218
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	65	67,641
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	50	51,965
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2028	60	62,010
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	10	10,297
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2049	30	30,687
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	95	101,084
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2028	5	5,265
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2033	60	62,835
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2034	30	31,406
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2037	50	52,109
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	20	20,790
New York & New Jersey (States of) Port Authority, Teo Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2031	55	57,602
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	40	41,799
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,172
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	55	55,493
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	400	410,496
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2028	70	72,445
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	95	101,094
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	60	63,293
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	185	194,027
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	65	68,005
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	90	94,002
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	235	245,208
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	$120	$ 125,082
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	180	187,358
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	25	25,949
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	250	263,489
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2028	15	15,663
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	160	164,200
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	375	384,844
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	225	233,407
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	10	10,359
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	30	31,031
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	50	51,653
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	150	151,472
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	65	67,396
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2031	5	5,184
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2031	10	10,410
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	165	170,814
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	70	70,015
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2034	110	114,017
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	100	103,478
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	55	55,384
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	120	123,255
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	110	112,833
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2039	125	128,026
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	25,563
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2041	15	15,317
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	165	173,591
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	285	299,838
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	580	613,494
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	510	536,553
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	290	305,098
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2028	90	94,686
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	105	110,666
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	145	152,549
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	115	120,987
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	45	47,343
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	135	142,029
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	275	289,318
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2028	35	36,822
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2028	5	5,221
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	25	26,302
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	315,619
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	170	177,518
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	540	565,121
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	365	381,084
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	110	114,578
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	155	161,073
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2037	205	212,583
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	130	134,588
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	165	170,384
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	175	180,330
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	180	185,352
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	10	10,276
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2043	50	51,258
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	40,911
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	270	279,528
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	351,444
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	235	242,486
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	110	113,306
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	$135	$ 138,838
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	66,755
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	100	102,520
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	130	133,067
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	330	336,141
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	243,532
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	65	68,630
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	535	563,867
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2028	35	36,182
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2028	20	20,771
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB(b)(c)	5.00%	06/15/2028	30	31,451
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	165	171,786
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	185	190,997
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	595	613,465
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	155	160,247
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	290	294,071
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	101,985
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	355	367,609
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	55	57,816
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	490	515,088
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	325	332,418
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2028	420	441,504
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2028	45	47,304
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	90	94,608
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	40	42,374
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2028	110	115,632
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	190	200,423
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	140	147,680
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	130	133,395
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2028	120	124,023
New York (City of), NY Transitional Finance Authority, Series 2018 A, Ref. RB	5.00%	07/15/2032	115	120,171
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2032	125	129,939
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2033	95	98,623
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	170	176,257
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	584,949
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	185	191,284
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	130	134,226
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	225	232,037
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	07/15/2032	140	146,295
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	185	190,573
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2040	105	108,084
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	430	442,146
New York (City of), NY Transitional Finance Authority, Series 2018 S, RB	5.00%	07/15/2031	40	41,858
New York (City of), NY Transitional Finance Authority, Series 2018 S, Ref. RB	5.00%	07/15/2032	115	120,171
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	115	120,171
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	265	275,844
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	135	140,293
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	80	82,986
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	540	558,181
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	240	246,575
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	170	178,787
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	125	131,020
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	100	104,646
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	155	161,664
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	260	270,194
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2036	100	100,685
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2037	$105	$ 105,496
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	50	50,152
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	547,573
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	365	379,936
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2035	70	73,131
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	215	224,254
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	85	88,089
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2038	45	46,577
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2039	195	195,241
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	300	310,101
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	65	68,360
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2030	15	15,722
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2031	40	41,858
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	135	140,524
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	10	10,057
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	140	145,088
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2038	25	25,871
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2028	85	89,205
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	365	385,023
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	205	216,246
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	85	89,205
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	410	432,491
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	195	205,080
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2028	195	205,697
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2039	25	25,829
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2040	85	87,738
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	275	290,086
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2028	5	5,227
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds(b)(c)	5.00%	07/13/2026	195	204,679
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	40	42,194
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	100	105,486
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	20	21,097
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2028	5	5,258
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	55	58,017
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	40	42,194
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	45	47,469
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,495
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	160	166,811
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	245	254,637
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	165	171,234
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	195	202,062
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	420	433,710
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	455	468,704
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	230	239,047
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	450	467,001
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	185	192,778
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	255	256,770
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	345	359,118
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	215	226,113
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	240	251,559
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	330	345,332
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	495	516,283
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	505	524,800
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	295	306,072
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	660	683,984
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	255	266,466
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	485	504,847
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	715	717,171
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	$230	$ 239,889
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	290	302,970
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	175	182,187
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	170	176,982
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	195	201,792
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	200	201,016
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	120	126,583
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	30	31,366
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2028	25	26,164
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2028	40	42,095
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	10	10,248
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	300	311,154
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	280	296,882
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	325	337,872
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	185	192,057
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	230	240,794
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	170	177,720
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	310	320,898
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	195	197,000
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	170	175,530
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	200	208,047
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	105	108,953
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	215	221,200
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	335	346,748
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	380	392,713
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	205	210,361
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	152,386
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)	5.00%	03/15/2028	170	177,665
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)(c)	5.00%	09/15/2028	25	26,435
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	75	78,831
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	25	26,259
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	285	299,155
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	355	371,971
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	384,860
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	60	62,780
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	130	135,470
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	225	232,834
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	70	71,840
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(b)(c)	5.00%	03/15/2028	30	31,380
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	125	129,902
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	285	295,823
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	90	93,306
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	530	548,716
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2037	50	51,562
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	195	200,623
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2040	35	35,960
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2041	50	51,308
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(b)(c)	5.00%	09/15/2028	10	10,585
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	330	347,157
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	260	272,606
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	225	235,502
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	265	276,836
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	260	271,195
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2041	340	351,352
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2045	50	51,226
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	675	686,874
New York (State of) Dormitory Authority, Series 2018, Ref. RB(b)	5.00%	03/15/2028	230	240,577
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2030	35	36,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	$250	$ 260,116
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2031	10	10,335
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2031	170	178,559
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	165,262
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2028	35	36,126
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2028	70	73,861
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2030	15	15,817
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2031	20	21,003
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2032	50	52,329
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2033	40	41,674
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2034	100	104,057
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2035	45	46,757
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2028	155	163,549
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	145	151,334
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2028	55	57,402
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2028	20	20,902
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2028	15	15,827
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2028	60	63,309
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2028	120	126,618
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	230	239,059
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	85	88,713
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	175	182,644
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2028	5	5,218
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2028	60	62,621
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2028	50	52,179
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(b)	5.00%	03/15/2028	30	31,380
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	600	620,338
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	180	185,879
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	285	296,653
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	370	383,590
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	165	170,103
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2028	55	57,402
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	245	255,123
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	585	607,978
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	430	445,798
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	475	491,814
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	200	206,010
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	190	195,223
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	165	169,916
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	185	190,075
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	320	327,849
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	120	122,552
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	130	132,494
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	430	442,907
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	210	215,151
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	200	204,745
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	510	527,485
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	235	245,440
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2033	100	102,370
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2028	15	15,381
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	25	26,270
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,506
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2028	240	255,370
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2028	90	95,764
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	55	57,135
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	130	134,668
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	140	144,903
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2032	$50	$ 51,698
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	220	227,249
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	60	61,914
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	90	92,778
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,597
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	20	20,874
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	10	10,388
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	280	290,871
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	35	36,529
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	85	88,569
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	90	92,282
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	70	73,410
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	41,168
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	153,404
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	75	78,947
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	110	115,789
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,053
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	25	26,316
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	203,881
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	215	223,831
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	130	135,122
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	360	373,503
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	170	176,071
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	10	10,334
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	140	144,682
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	110	113,684
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	60	61,869
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2034	100	104,761
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	165	172,115
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2041	120	124,063
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	200	208,736
New York State Urban Development Corp., Series 2022, Ref. RB(b)	5.00%	09/15/2028	40	42,295
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	110	114,805
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	78,877
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(a)	4.00%	10/15/2028	20	20,365
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	10	10,038
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	210	222,004
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	165	174,432
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	1,115	1,161,116
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	03/01/2028	390	406,937
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	55	58,390
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	260	263,015
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	70	74,224
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	285	299,936
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	375	396,436
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	15	15,399
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	330	337,994
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,193
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	105	110,303
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	$90	$ 94,403
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	190	198,975
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	80	83,614
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	83,429
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	315	330,606
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	325	343,578
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	345	365,821
				70,011,922
North Carolina-1.10%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	260	273,369
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	145	152,047
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	55	57,594
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	75	78,423
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	25	26,099
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2038	40	40,436
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	55	57,828
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2028	55	57,036
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	45	47,489
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	180	184,029
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2028	125	131,185
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	40	41,963
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2028	85	88,931
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2028	20	20,990
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	83,958
North Carolina (State of), Series 2021, RB	5.00%	03/01/2028	165	171,877
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	75	78,469
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2028	35	36,619
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2028	70	73,463
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	370	387,112
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	160	166,668
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2028	195	203,127
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2028	100	104,588
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2033	40	40,593
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	70	70,953
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	35	35,423
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2036	55	55,506
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2037	15	15,106
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2039	25	25,038
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	20	21,126
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	215	224,074
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2028	195	204,280
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2028	80	84,407
				3,339,806
North Dakota-0.07%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	196,567
Ohio-2.25%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	85	88,041
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	125	129,363
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2036	25	25,123
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	120	120,350
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	20,000
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	50	50,812
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	35	36,809
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	20	20,717
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2028	5	5,179
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	$70	$ 74,422
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	150	153,691
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2028	55	56,910
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	190	193,135
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	118,567
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	200	209,028
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,367
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	55	57,932
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	80	84,132
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	70	73,482
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	30	31,436
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	62,708
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	95	100,072
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	105	110,606
Columbus (City of), OH, Series 2025-1, Ref. GO Bonds	5.00%	04/01/2028	45	47,031
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	152,597
Miami (County of), OH, Series 2019, Ref. RB	5.00%	08/01/2049	70	70,613
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	31,155
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,284
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2038	50	50,328
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	68,551
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	130	137,102
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	135	142,496
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	105	110,535
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	165	173,043
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	215	227,519
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	55	57,165
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2028	30	31,754
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	130	134,598
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	185	191,392
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	105	108,380
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	350	352,060
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	90	93,181
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2032	125	129,180
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	120	121,101
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2028	65	67,298
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	40	40,674
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	135	137,344
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	90	91,425
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	235	243,360
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	140	145,639
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	395	410,190
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	245	254,089
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	155	160,304
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018, RB	4.00%	02/15/2031	40	40,761
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	265	276,173
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	190	199,135
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	220	233,067
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2028	60	61,454
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	75	78,606
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	95	97,073
				6,850,539
Oklahoma-0.26%
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	183,707
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	160	166,578
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	$240	$ 249,318
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2028	20	20,777
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2028	40	41,011
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	131,044
				792,435
Oregon-0.84%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	103,592
Metro, Series 2025, GO Bonds	5.00%	06/01/2028	20	20,986
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	25	25,611
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	190	199,534
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	85	89,196
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	30	31,481
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	202	211,691
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2028	75	78,385
Oregon (State of) Tri-County Metropolitan Transportation District (Garve), Series 2018 A, RB	5.00%	10/01/2032	50	51,668
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	235	237,460
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	370	374,401
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	135	140,792
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	65	68,195
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	45	47,174
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	25	26,166
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	156,784
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	90	93,919
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	115	119,753
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	106,315
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	85	88,168
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	85	88,019
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,171
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	25	25,820
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	155	157,112
				2,547,393
Pennsylvania-3.54%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	155	159,928
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	110	113,120
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	30,984
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2036	95	97,494
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	55	54,720
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2030	10	10,354
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	273,249
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	148,264
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2028	45	46,621
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	130	135,676
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	41,590
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	102,271
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	$455	$ 479,706
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	24,640
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	200	200,857
Luzerne (County of), PA, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	06/15/2028	15	15,707
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	80	82,855
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	5.00%	09/01/2030	30	31,203
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	165	166,034
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	325	326,368
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	395	400,346
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	150	156,567
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2036	330	333,646
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	415	419,013
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2038	395	397,418
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	03/01/2033	10	10,158
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	03/01/2034	30	30,429
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	3.75%	03/01/2039	700	700,376
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2035	185	187,678
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	265	274,815
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	209,250
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2028	25	26,175
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	105	110,453
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2028	55	57,803
Pennsylvania (Commonwealth of), First Series 2024, Ref. GO Bonds	4.00%	02/15/2028	95	97,476
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2028	20	20,917
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2028	5	5,251
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	300	304,329
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	340	356,710
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	165	173,870
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2028	15	15,764
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2028	110	115,606
Pennsylvania (Commonwealth of) (Bid Group A), First Series 2023 A, GO Bonds	5.00%	09/01/2028	200	210,387
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	245	249,653
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2028	20	20,749
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,157
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(a)	5.50%	06/01/2028	40	42,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	185	192,116
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	95	97,113
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	130	134,950
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	430	438,695
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	560	578,760
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	200	204,044
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	41,368
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	375,291
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	15	15,318
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	165	169,464
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	100	105,833
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	146,820
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	220	227,003
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	115	117,266
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2028	20	21,039
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2028	5	5,247
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	168,415
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	$185	$ 188,998
Washington (County of), PA Peters Township School District, Series 2018 C, GO Bonds	5.00%	09/01/2040	50	51,581
				10,758,005
South Carolina-0.70%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	155	164,168
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	30	31,181
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	95	99,473
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	100	104,628
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	110	116,561
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	25	26,055
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2028	40	42,305
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	150	152,922
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	120	123,474
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	254,273
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	113,853
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	165	170,430
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	55	56,695
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2037	75	76,933
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	235	240,854
South Carolina (State of) Jobs-Economic Development Authority (Mcleod Health Obligated Group), Series 2018, RB	5.00%	11/01/2048	10	10,109
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	5	5,278
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	110	115,616
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	180	190,137
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	20	20,162
				2,115,107
Tennessee-0.59%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2028	25	26,349
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	205	210,445
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2036	10	10,243
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	155	158,475
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	15	15,205
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	130	133,740
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	160	167,511
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	250	261,220
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	15	15,288
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	115	116,720
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	25	25,277
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2037	50	50,418
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	115	119,520
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	20	20,932
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	230	240,013
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2034	60	61,055
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2038	5	5,024
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2028	$110	$ 115,108
Tennessee (State of) School Bond Authority, Series 2017, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2028	40	41,374
				1,793,917
Texas-8.65%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2028	20	20,556
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	100	103,858
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,143
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	25	25,530
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	80	84,650
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	110	116,394
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	40	42,247
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,226
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	425	433,190
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	50	50,888
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	130	132,064
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	10	10,133
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2037	30	30,309
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	40	42,005
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	110	110,923
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	235	236,184
Bexar (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	02/15/2039	35	35,763
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	101,223
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	149,436
Board of Regents of the University of North Texas System, Series 2022, RB	5.00%	04/15/2047	30	30,444
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	100	105,141
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	210	220,795
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	440	462,618
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2028	80	84,112
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2028	60	63,084
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	98,972
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	65	67,740
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	99,005
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2043	70	71,608
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	55	55,698
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	110	112,458
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	117,402
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	98,778
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	50	51,988
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	25,994
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	195	205,791
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	70	73,874
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	55	58,044
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2028	60	63,320
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	140	145,687
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	25	26,016
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2028	115	119,671
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2028	25	26,016
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	90	95,658
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	$210	$ 221,941
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	65	67,651
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	150	156,119
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	214,445
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2032	25	26,056
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	115	116,278
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	90	93,167
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	125	129,992
Dallas County Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2033	80	81,095
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	30	31,595
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	60	60,849
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	60	60,760
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	145	146,559
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	30	30,243
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	395	397,668
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2039	110	110,563
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	50	51,373
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	80	82,938
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	105	106,765
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	220	223,498
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	120	121,792
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	60	62,519
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,007
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	90	93,313
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2034	335	346,846
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2035	85	87,872
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2036	110	113,525
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	120	123,645
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	365	375,487
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	865	885,619
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	20	20,329
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	15	15,804
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2028	85	89,442
Harris (County of), TX, Series 2018 A, Ref. RB	5.00%	08/15/2032	55	56,986
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	15	15,131
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2037	85	85,586
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	65	68,589
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2028	5	5,259
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	100	105,246
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	529,056
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	75	77,610
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	315	316,346
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	112,408
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	505	531,133
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	180	183,306
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	115,290
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	235	245,748
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	40	41,830
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	$65	$ 67,970
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	62,923
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2032	55	57,491
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	110	114,816
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	170	177,161
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	235	244,511
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2036	70	72,701
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	75	77,715
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	75	77,602
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2039	85	87,825
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	320	328,527
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	115	119,994
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	60	62,606
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	100	101,685
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,420
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	160	164,253
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	120	125,038
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	120	125,038
Killeen Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	90	89,792
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	60	63,098
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	115	120,962
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,074
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	40	40,660
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2028	40	41,732
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	85	86,854
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	195	196,987
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	90	93,792
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	75	78,160
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2028	100	104,446
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2028	90	93,792
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2028	455	475,208
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	40	42,109
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	125	131,673
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2028	15	15,801
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	115	117,830
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	185	189,280
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,175	1,198,725
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	235	238,051
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	578,245
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2038	75	75,296
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	50	50,596
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	51,712
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2028	250	259,746
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	170	177,050
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	619,042
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	20	20,589
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2028	40	41,957
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	75	79,031
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	55	57,679
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2028	60	62,935
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	$110	$ 114,431
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	105	109,283
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	15	15,612
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	120	126,196
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	5	5,121
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	200	202,786
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	220	228,476
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	220,736
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	15	15,365
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2028	65	67,504
San Antonio (City of), TX, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	15	15,570
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	30	30,191
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2028	100	104,053
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	245	258,298
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2028	30	31,669
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	135	141,148
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	170	177,479
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	95	98,862
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	50	50,726
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	90	91,126
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	460	471,522
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	295,269
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	135	141,677
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	200	203,147
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	125	126,385
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	55	55,494
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	88,353
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	1,495	1,524,514
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2028	175	180,022
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	284,096
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2033	170	173,103
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2035	90	90,973
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	140	147,380
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	100	105,271
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	280	296,085
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2028	75	79,309
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	5.00%	04/15/2028	25	25,815
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2032	10	10,164
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2036	100	100,881
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2037	5	5,036
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2038	50	50,264
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,229
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2028	105	106,856
Tomball Independent School District, Series 2018, GO Bonds(b)(c)	5.00%	02/15/2028	65	67,617
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	220	225,925
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,545
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	25,842
Trinity River Authority, Series 2018, Ref. RB	4.00%	08/01/2038	50	50,357
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	36,428
				26,297,286
Utah-0.52%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	30	31,393
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2028	105	109,875
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Nebo School District, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	07/01/2028	$150	$ 157,494
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2043	50	51,192
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	65	65,844
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	76,752
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	105	110,421
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2028	85	87,284
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	205	215,499
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	150	157,682
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	260	259,944
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2028	145	153,773
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	105	109,853
				1,587,006
Virginia-1.29%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	75	79,311
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	60	62,055
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2028	25	26,437
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2028	30	31,725
Fairfax (County of), VA, Series 2026 A, GO Bonds	4.00%	10/01/2028	5	5,171
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	80	83,619
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.00%	01/01/2028	190	197,256
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	255	266,705
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	50	51,335
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	284,964
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	95	99,092
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2028	60	62,957
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	100	104,086
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	385	400,731
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	155	160,781
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	160	166,538
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	255	265,419
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	85	86,320
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	220	228,556
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2028	30	31,226
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	30	30,847
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	175	184,073
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	275	289,258
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	35	36,815
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2028	70	73,675
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	95	98,220
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	215	221,446
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2028	235	246,367
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2028	50	52,804
				3,927,789
Washington-3.70%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	270	285,853
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	120	125,358
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	325	338,886
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	$205	$ 213,381
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	140	146,778
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	120	125,583
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	65	67,902
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	165	172,050
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	205	213,381
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	230	235,880
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	240	252,191
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	285	299,477
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	325	333,309
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	195	204,905
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	130	136,603
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	113,642
FYI Properties, Series 2019, Ref. RB	5.00%	06/01/2038	75	77,498
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	26,001
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	145	150,563
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	65	67,555
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	45	47,286
King (County of), WA Public Hospital District No. 2, Series 2018, Ref. GO Bonds	5.00%	12/01/2043	25	25,609
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	145	153,095
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	65	65,757
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	113,696
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	110	116,424
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	110	113,338
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	190	199,769
Snohomish (County of), WA School District No. 201, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	355	375,025
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	20	20,336
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	245	251,912
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	73,374
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	83,732
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	376,250
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	135,391
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	67,580
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	46,706
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	65	67,374
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	220	227,656
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2041	5	5,159
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	70	72,094
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2028	40	41,614
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	55	57,214
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	115	119,514
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	135	140,141
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	95	98,508
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	85	88,026
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	130	134,283
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	95	97,989
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2037	85	87,549
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	190	195,478
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	115	118,146
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	85	87,228
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	200	204,849
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	$95	$ 97,164
Washington (State of), Series 2018 D, GO Bonds	5.00%	02/01/2043	20	20,433
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	105	110,489
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	166,457
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	20,970
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	350	368,298
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2028	45	46,816
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2028	95	99,967
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2028	225	236,335
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	5	5,261
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2028	85	89,282
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2028	125	130,045
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	105	107,962
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	170	178,888
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	115	121,012
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	115	119,641
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	325	338,117
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,307
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	155	159,682
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	130	133,954
Washington (State of) Health Care Facilities Authority, Series 2017 B, Ref. RB	5.00%	08/15/2036	135	137,587
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2035	40	40,839
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2037	255	259,461
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	135,697
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2028	5	5,226
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2030	10	10,459
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	50	52,087
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	150	155,959
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	165	172,510
				11,241,803
West Virginia-0.67%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	55	56,514
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	90	94,180
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2031	5	5,229
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	110	114,848
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	195	203,433
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	165	172,001
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	70	72,907
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	85	88,488
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	145,635
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	85	88,355
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	90	93,354
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	60	62,184
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	50	51,669
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2040	45	46,444
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	200	207,107
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	100	103,219
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	154,695
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	60	61,848
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	$75	$ 77,188
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	130	133,158
				2,032,456
Wisconsin-0.56%
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	50	50,690
Racine Unified School District, Series 2025 B, RB	4.00%	04/01/2030	65	66,421
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	180	184,213
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2039	35	35,333
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	175	176,241
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2040	60	60,425
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2041	130	130,704
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	62,844
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	225	235,665
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	110	115,214
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	130	136,162
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	162,347
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,474
Wisconsin (State of), Series 2026-1, Ref. GO Bonds	5.00%	05/01/2028	5	5,237
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	60	63,195
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	190	190,693
				1,685,858
TOTAL INVESTMENTS IN SECURITIES(d)-98.18% (Cost $298,264,004)				298,429,521
OTHER ASSETS LESS LIABILITIES-1.82%				5,537,733
NET ASSETS-100.00%				$303,967,254

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCD	-National Campus and Community Development
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.49%
Alabama-0.43%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$250	$ 268,697
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	315	339,555
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2029	150	161,219
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	155	165,073
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2029	35	36,494
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	120	122,397
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	60	61,057
				1,154,492
Alaska-0.18%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	75	80,525
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	210	224,893
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2029	170	182,057
				487,475
Arizona-1.07%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2029	170	183,464
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	265	283,810
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	410	433,431
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(a)	5.00%	06/01/2049	110	111,771
Arizona (State of) Sports & Tourism Authority, Series 2019 A, RB	5.00%	07/01/2043	45	46,784
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	280	294,917
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,355
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	90	96,112
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	195	203,743
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2029	75	80,324
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	35	34,975
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	210	217,830
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,659
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	364,673
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	195	201,884
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	100	103,901
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	145	154,028
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	75	79,670
				2,912,331
Arkansas-0.04%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	115	116,945
California-16.23%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2029	5	5,462
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	80	85,862
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(b)(c)	5.00%	10/01/2029	90	97,910
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(b)(c)	5.00%	04/01/2029	325	349,557
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(b)(c)	5.00%	04/01/2029	170	182,845
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	100,001
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	25	25,000
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	165	165,003
California (State of), Series 2015, Ref. GO Bonds	3.00%	08/01/2029	40	40,000
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	160	169,277
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	$150	$ 158,110
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	500	541,020
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	405	432,175
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	234,390
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	105	111,714
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	220	219,127
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	270	280,237
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	530	566,579
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	140	149,662
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	100	108,020
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	110	117,381
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	675	727,172
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	225	239,717
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	560	602,160
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	365	388,339
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	495	509,142
California (State of), Series 2019, Ref. GO Bonds	3.13%	04/01/2035	150	149,367
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	385	407,689
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	300	317,177
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	30	31,597
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	155	157,112
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	85	89,986
California (State of), Series 2020, GO Bonds	4.00%	03/01/2029	5	5,193
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	150	160,066
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	155	167,716
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	395	427,406
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	10	10,802
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	295	318,658
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	90	97,052
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,203
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	145	157,163
California (State of), Series 2022 B, Ref. GO Bonds	4.00%	11/01/2029	5	5,234
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	25	26,725
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	70	73,134
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	235	253,414
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	280	301,940
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	40	43,208
California (State of), Series 2024, GO Bonds	5.00%	08/01/2029	10	10,765
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	720	775,090
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	35	37,678
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2029	25	26,959
California (State of), Series 2025, GO Bonds	5.00%	03/01/2029	30	32,013
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2029	10	10,765
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2029	70	75,614
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	385	416,585
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	37,506
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	170	182,943
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	176,759
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	85,293
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	80	86,316
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	260	279,997
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	70	75,265
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	150	160,914
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	300,095
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	110	120,038
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2029	125	136,407
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	140	150,913
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2040	$45	$ 45,047
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	545	590,369
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	875	880,621
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	521,411
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	285	292,887
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	60	65,314
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	5	5,300
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	230	235,973
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	155	164,983
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	155	167,558
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2031	60	64,799
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	165	178,080
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	195	209,956
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	240	257,921
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	261,353
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2029	110	118,312
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	80	86,191
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2029	45	48,728
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2029	120	129,286
California State University, Series 2019 A, RB	5.00%	11/01/2038	10	10,669
California State University, Series 2019 A, RB	5.00%	11/01/2039	545	580,180
California State University, Series 2019 A, RB	5.00%	11/01/2040	190	201,791
California State University, Series 2019 A, RB	5.00%	11/01/2044	60	62,843
California State University, Series 2019 A, RB	5.00%	11/01/2049	110	113,403
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2029	175	190,496
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2029	35	37,834
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	206,167
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2029	120	129,639
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	85	88,985
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2029	190	200,900
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	190	204,409
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	130	136,182
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	15	15,368
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	400,685
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	221,435
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	185	198,750
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,371
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	35	38,075
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	340	366,335
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	475	508,877
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	215	229,791
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	190	206,233
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	305	325,236
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	355	377,714
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	180	189,451
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	160	167,324
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	360	374,190
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	$130	$ 134,842
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	235	242,898
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	122,223
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	80	84,200
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	80	83,972
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	180	188,573
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	85	88,891
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	115	118,748
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	365	385,596
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	180	187,935
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	185	189,958
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	255	271,151
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	149,500
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	570	606,103
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	60	63,800
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	15,950
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	185	196,718
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2029	100	106,334
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	105	113,089
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	175	188,482
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	95	100,123
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	405	436,201
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	86,320
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	162,569
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	77,623
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	120	129,944
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2029	10	10,829
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	130	140,773
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	180	194,917
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	185	178,378
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	210	226,395
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2031	90	96,642
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	165	176,925
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	165	171,003
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	390	420,448
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	194,053
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	102,417
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	640	689,965
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	172,491
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2029	65	70,075
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	55	59,294
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	295	319,312
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	180	192,275
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	95	101,205
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2032	65	69,111
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	265	280,515
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	95	99,885
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2038	85	89,253
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	145	151,991
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	260	270,991
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	118,362
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	145	156,950
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	165	179,725
M-S-R Energy Authority, Series 2009 A, RB	6.13%	11/01/2029	15	15,794
M-S-R Energy Authority, Series 2009 B, RB	6.13%	11/01/2029	130	136,866
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	155	162,925
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2031	50	53,523
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	$55	$ 58,721
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	65	69,306
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	90,514
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	90	95,694
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	159,215
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	75	79,373
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,257
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	210	221,232
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	25	26,139
Palo Alto Unified School District, Series 2025, RB	5.00%	08/01/2029	15	16,277
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	124,164
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	20	20,061
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(a)	5.13%	09/01/2029	85	92,685
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	110	115,376
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	120	128,278
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	110	116,346
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	245	258,565
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	90	94,800
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2043	25	26,072
Sacramento (City of), CA Municipal Utility District, Series 2019, RB	5.00%	08/15/2041	90	94,982
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	154,765
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	185	197,029
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	220	233,808
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	120	126,882
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	25	27,194
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	114,730
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2029	50	54,633
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	165	179,226
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	38,472
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2029	35	37,896
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	70	75,296
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	210	225,415
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2034	60	64,256
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	130	138,783
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	230	244,896
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	65	66,363
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2038	95	96,646
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	175	184,838
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	307,685
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	30	32,301
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	40	43,123
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	140	150,930
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	35	36,866
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	70,107
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2029	150	161,784
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	340	359,574
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	190	194,057
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	115	117,716
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	10	10,730
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	130	139,290
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	55	58,819
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	$95	$ 101,397
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2034	75	79,876
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	75	79,705
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	95	100,710
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	205	216,362
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	290	305,474
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	70,452
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	25	27,145
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	95	103,151
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	155	168,000
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	280	289,003
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	36,131
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	90	96,649
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	85	91,179
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	90	96,364
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	70	74,814
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	110	117,340
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	90	95,807
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	145	151,589
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2029	45	48,830
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2029	145	152,475
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	155	166,756
Santa Cruz (County of), CA Capital Financing Authority, Series 2024 A-1, RB	4.13%	06/01/2039	10	10,157
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2029	20	21,322
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2029	5	5,230
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	20	21,322
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	15	16,195
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	110	112,884
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	70	74,986
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	65	69,668
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	240	257,235
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	585	627,010
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	140	150,054
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	215	230,440
University of California, Series 2024 BX, RB	5.00%	05/15/2029	735	787,782
University of California, Series 2025 CB, RB	5.00%	05/15/2029	25	26,795
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	55	58,950
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	135	138,592
				44,078,070
Colorado-3.19%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	105	113,624
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	85	92,051
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	100	105,834
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	195	210,694
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	70	75,634
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	70	73,642
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	420	422,167
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	79,445
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	$100	$ 105,555
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	310	326,601
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	235	247,122
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	135	141,583
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	310	324,093
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	145	150,923
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2037	180	180,169
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	270,113
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	235	248,055
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	235	247,585
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	135	141,964
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	260	272,677
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	195	203,865
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	280	291,438
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	145	150,467
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	135	139,709
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	175	180,770
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	11/15/2039	115	120,395
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	255	271,538
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	105	111,307
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	180	190,225
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	230	242,411
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	199,538
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	4.00%	11/01/2039	80	79,152
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	110	114,111
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	85	89,877
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	320	345,489
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	15	16,195
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	325	351,717
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	285	306,716
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	35	37,757
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	25	26,926
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	97,141
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	116,473
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	50	53,352
Pueblo School District No. 60, Series 2020, GO Bonds	5.00%	12/15/2039	65	68,281
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	70	75,905
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	85	88,940
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	425	456,871
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	286,244
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	120	124,627
				8,666,968
Connecticut-1.84%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	75	78,979
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	245	261,283
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	145	154,101
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	175	185,636
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2033	165	174,690
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	60	63,372
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	255	268,688
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	110	115,563
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	165	172,163
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	35	37,200
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	125	132,630
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	105	112,080
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	115	119,393
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	$95	$ 98,210
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	197,475
Connecticut (State of), Series 2021 B, GO Bonds	3.00%	06/01/2029	20	20,122
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	80	86,236
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	145	149,900
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	230	246,326
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	100	107,876
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	95	101,743
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	65	69,614
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	145	153,851
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2029	90	96,388
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	130	139,227
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	310	334,416
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2029	85	90,496
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2029	140	151,157
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2029	85	91,250
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2029	20	21,471
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	95	96,725
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	30	31,365
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	60	63,829
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2029	5	5,270
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2029	110	114,110
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2029	80	85,556
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	134,142
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2038	85	83,302
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	185	198,530
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2029	35	37,538
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2034	15	15,077
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	106,675
				5,003,655
Delaware-0.32%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	45	47,825
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	70	74,527
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	105	111,989
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	160	171,255
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2029	45	48,165
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	205	210,874
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	175	187,744
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2029	5	5,395
				857,774
District of Columbia-2.85%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2029	75	78,566
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	135	144,067
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	160	170,464
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	127,515
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	240	254,385
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	170	179,795
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	220	232,117
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	175	184,175
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2036	45	47,270
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	41,925
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	100	104,609
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2039	130	130,611
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	145,886
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	$160	$ 165,765
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	155	165,019
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	115	123,233
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	100	106,885
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	120	127,967
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	160	170,169
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	205	217,445
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	185	195,826
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	85	86,132
District of Columbia, Series 2019 A, RB	4.00%	03/01/2039	130	131,107
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	160	161,117
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	110	114,454
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	50	50,129
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	113,106
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	210	225,141
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	280	299,323
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	255,970
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	165	175,493
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	135,029
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	100	106,464
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	260	280,073
District of Columbia, Series 2020, RB	5.00%	12/01/2029	145	156,354
District of Columbia, Series 2020, RB	5.00%	12/01/2031	205	220,033
District of Columbia, Series 2020, RB	5.00%	12/01/2032	290	310,357
District of Columbia, Series 2020, RB	5.00%	12/01/2033	85	90,714
District of Columbia, Series 2020, RB	5.00%	12/01/2034	90	95,774
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	120	127,537
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	150	162,111
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	85	90,183
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	180	192,624
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2029	85	91,262
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	65	69,788
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	220	237,763
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	15	15,575
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	135,298
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	175	176,967
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	10	10,098
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series 2019, Ref. RB	4.00%	10/01/2036	5	5,029
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	192,476
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	110	117,624
				7,744,799
Florida-3.24%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2029	85	90,669
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	230	241,911
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	85	89,207
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	120,530
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	5	5,162
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	5	5,074
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2029	20	21,551
Broward (County of), FL School District, Series 2019 B, Ref. COP	5.00%	07/01/2029	380	404,763
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2029	5	5,341
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	80	82,916
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	100	105,126
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	94,442
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	65	67,562
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	30,613
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2029	$70	$ 74,690
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2029	490	523,729
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2029	420	448,910
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	171,461
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	4	4,287
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	198,252
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2029	5	4,998
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	144,956
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	70	75,504
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	225	241,455
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	160,275
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	83,463
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2029	75	80,616
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	150	154,564
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	490	500,870
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	1,030	1,107,593
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	15	16,014
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2029	40	42,863
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	165	165,567
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2029	115	123,688
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	75	79,541
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	60	63,009
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	165	172,669
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	220	228,417
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	51,708
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	20	20,359
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	65	67,772
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2029	45	47,722
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(a)	6.88%	10/01/2034	90	100,766
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	30	31,274
Miami-Dade (County of), FL, Series 2019, Ref. RB	4.00%	07/01/2039	25	25,284
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2029	75	80,443
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2029	150	160,601
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2029	130	138,349
North Sumter County Utility Dependent District, Series 2019, RB	5.00%	10/01/2054	65	65,821
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	105	112,654
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	475	482,904
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	115	123,037
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	335	350,507
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2029	80	85,440
Polk County School District, Series 2019, RB	5.00%	10/01/2033	195	206,891
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(b)	6.00%	10/01/2029	165	180,775
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2044	150	155,197
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	75	76,306
				8,796,068
Georgia-2.14%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2029	130	143,525
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	145	153,561
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	225	237,661
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	80	84,245
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2038	35	36,780
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2029	$180	$ 192,998
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2029	75	80,847
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	154,966
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	125	134,734
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2029	160	170,816
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	101,977
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	55	58,646
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	154,811
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	140	147,236
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	125	134,033
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	65	69,834
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	150	156,502
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	135	139,980
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	230	247,525
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	112,808
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	150	161,155
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	95	101,720
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	260	278,854
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	149,693
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	55	59,139
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	75	78,672
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2039	5	5,235
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	203,292
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2029	35	37,254
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	200	208,627
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	305	309,612
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	195	209,080
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	80	84,525
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	375	402,076
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2029	225	241,246
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	335	343,452
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2029	65	70,018
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	160	162,073
				5,819,208
Hawaii-0.88%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	65	69,064
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	120	127,156
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	100	105,669
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	130	137,112
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	120	126,298
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	105,035
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	105	110,013
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	50	50,582
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	65	67,933
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	187,733
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	75	78,020
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	25,860
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	342,496
Honolulu (City & County of), HI, Series 2019, Ref. RB	4.00%	07/01/2035	10	10,206
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	190	204,940
Honolulu (City & County of), HI, Series 2025 E, Ref. GO Bonds	5.00%	07/01/2029	70	75,076
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	100	105,198
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	35	37,281
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	250	266,296
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	160	170,430
				2,402,398
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.46%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	$190	$ 201,509
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	240	254,095
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	120	126,674
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	70	73,579
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund), Series 2019, Ref. RB	5.00%	07/15/2036	60	63,188
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	120	128,168
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	325	348,378
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2029	60	64,316
				1,259,907
Illinois-4.35%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	128,422
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	103,009
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2040	330	330,739
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	57	57,172
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	162,542
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	275	287,268
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	250	260,651
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	160	166,524
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	65	65,815
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	335	337,833
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	185	195,899
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	60	63,535
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2029	20	21,178
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	205	221,124
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2029	95	100,475
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	70	71,804
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2055	5	5,034
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	211,946
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	289,417
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	80	82,205
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	80	83,164
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	100	104,673
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2029	110	117,466
Illinois (State of), Series 2019 B, GO Bonds	5.00%	11/01/2032	5	5,288
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2029	125	133,310
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	85	89,785
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	125	133,658
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	240	253,510
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	145	154,640
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	55	58,096
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	275	291,323
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	365	390,280
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2029	75	79,452
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	380	403,670
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2029	80	84,748
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	230	242,618
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2029	120	127,132
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2029	80	85,849
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	100	106,089
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	35	35,348
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	120	120,905
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.25%	07/01/2035	190	202,145
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	265,743
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	160	169,588
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	520	547,993
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2037	$165	$ 173,350
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,299
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2029	35	37,090
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 1998 A, Ref. RB, (INS - NATL)(a)	5.50%	06/15/2029	75	77,659
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(a)	5.75%	06/01/2029	95	101,431
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2029	65	68,385
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	4.00%	01/01/2039	35	35,394
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	90	94,085
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	155	161,590
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	705	728,610
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2029	200	211,783
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	240	253,535
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	110	116,481
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	475	502,985
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	15	15,884
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2029	125	132,220
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	02/01/2029	65	68,686
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	50	51,553
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	89,355
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	138,312
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	106,213
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	395	403,835
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	385	395,757
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	200	210,247
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	180	189,222
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2029	5	5,273
				11,823,299
Indiana-0.92%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	370	395,508
Indiana (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	02/01/2029	15	15,882
Indiana (State of) Finance Authority, Series 2025 A, Ref. RB	5.00%	02/01/2029	120	126,583
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2029	20	21,486
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	155	157,429
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	170	182,561
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	60	62,288
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	110,949
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	95	100,196
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	105	110,217
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	35	36,624
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	100	104,314
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	135	140,662
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2029	5	5,295
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.25%	02/01/2039	55	57,755
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	130	136,096
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	60	62,690
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	10	10,325
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	400	408,202
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	140	142,104
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, Ref. RB	4.00%	02/01/2038	100	101,194
				2,488,360
Iowa-0.45%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	165	176,523
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	207,368
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	143,046
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	115	121,675
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	$155	$ 163,675
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	405	407,036
				1,219,323
Kansas-0.18%
Goddard (City of), KS, Series 2025-4, GO Bonds	5.00%	04/01/2029	70	73,562
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	295	316,681
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2029	90	96,615
				486,858
Kentucky-0.53%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	145	147,982
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	230	231,603
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	260	279,562
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	95	101,957
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	85	90,362
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2029	20	21,431
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024 A, Ref. RB	5.00%	07/01/2029	150	160,601
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	205	212,166
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District (Norton Healthcare, Inc.), Series 2020, RB	5.00%	10/01/2037	175	181,523
				1,427,187
Louisiana-0.69%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	55	55,388
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2036	125	126,985
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2038	100	100,870
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2039	300	301,428
Lafayette (City of), LA, Series 2019, RB, (INS - AGI)(a)	5.00%	11/01/2044	10	10,302
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	200	211,457
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	63,312
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	80	84,289
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2035	20	21,040
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	204,741
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,239
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	15	15,690
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	95	99,264
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	200	212,561
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	104,946
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	115	123,266
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2029	65	69,440
Louisiana (State of) Public Facilities Authority (Christus Health), Series 2019 A, Ref. RB	5.00%	07/01/2048	65	66,126
				1,876,344
Maryland-2.46%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	102,523
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	110	111,782
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	280	285,669
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,415
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	55	55,784
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2039	30	30,310
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	75	78,136
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2029	155	165,281
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	200	212,733
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	290	307,900
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	130	133,630
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	180	189,303
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	$140	$ 146,129
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	105	109,101
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	135	140,991
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	310	332,020
Maryland (State of), Series 2023 A, GO Bonds	5.00%	03/15/2029	110	117,296
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2029	20	21,421
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	120	128,954
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	375	402,981
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	140	149,286
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	175	188,058
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2029	120	127,855
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	205	219,577
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2029	40	42,985
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	235	253,377
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	135	145,557
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	200	198,907
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	150	162,268
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2029	5	5,391
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	320	323,056
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	115	123,233
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2029	115	123,233
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	15	14,960
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	105,825
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	120	129,681
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2031	10	10,365
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2032	60	62,049
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	40	41,266
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	50	52,219
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	55	57,611
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	205	220,426
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2029	105	113,661
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	145	152,472
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	170	182,628
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	10	10,341
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	210	216,716
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	55	57,834
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	45	48,505
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	30	32,203
				6,668,904
Massachusetts-4.20%
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2029	5	5,331
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	45	46,767
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	230	247,033
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	70,051
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2029	10	10,549
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	195	206,808
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	235	248,804
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	170	181,035
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2034	70	74,387
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	175	183,811
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	125	131,019
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	195	203,946
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	220	229,651
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,630
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	364,068
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	305	310,674
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	$175	$ 182,795
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	185	192,788
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	50	51,966
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	350	362,974
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	55	56,858
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	35	36,071
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	150	160,551
Massachusetts (Commonwealth of), Series 2019 D, GO Bonds	4.00%	05/01/2034	15	15,374
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	85	90,979
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	95	102,382
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2037	15	15,255
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	85	86,149
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2039	80	83,722
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,136
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	130	138,653
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	70	75,184
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	254,119
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	250	269,427
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	155	167,044
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	60	63,880
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	550	593,743
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,352
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	260	277,305
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	80	85,627
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2029	40	43,327
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2029	40	42,962
Massachusetts (Commonwealth of) (Consolidated Loan of 2019), Series 2019, GO Bonds	5.00%	05/01/2047	35	35,847
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	425	435,324
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	85	91,242
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(a)	5.50%	07/01/2029	125	136,101
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	48,664
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	360	377,051
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	135	140,997
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2029	10	10,660
Massachusetts (Commonwealth of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	01/01/2033	255	268,859
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	25	26,889
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2029	5	5,340
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 1999, RB	6.00%	05/15/2059	10	10,845
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	105	112,007
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	100	106,669
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	255	275,240
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	75	76,311
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	30	31,157
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	585	606,130
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2029	5	5,325
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	155	164,386
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	215	227,077
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	160	168,380
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	190	199,567
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2031	145	153,781
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2032	85	89,993
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	$55	$ 58,130
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2034	120	126,592
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	70	73,703
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	115	122,220
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2029	110	119,179
Massachusetts (Commonwealth of) Water Resources Authority, Series 2019 B, RB	5.00%	08/01/2044	110	114,347
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 C, RB	5.00%	08/01/2029	90	96,829
Massachusetts Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2039	10	10,059
University of Massachusetts Building Authority, Series 2019, Ref. RB	5.00%	05/01/2039	40	41,907
University of Massachusetts Building Authority, Series 2019-1, Ref. RB	5.00%	05/01/2029	5	5,341
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	210	224,686
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	140	149,462
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	300	307,091
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2031	20	21,499
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2032	75	80,437
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2029	55	59,343
				11,403,854
Michigan-1.68%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2029	130	139,332
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	115	123,022
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	90	96,278
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	295	304,026
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	147,758
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	330	356,673
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	235	253,994
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	395	419,332
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	150	161,755
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2029	85	90,747
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	335	348,351
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	180	191,141
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	205	214,852
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	5.00%	02/15/2039	20	20,645
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2039	120	118,847
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	40	40,281
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	35	34,929
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	495	492,472
Michigan (State of) Hospital Finance Authority (Bronson Healthcare Group), Series 2026, Ref. RB	5.00%	11/15/2029	125	132,932
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	340	350,426
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	390	397,709
Michigan State University, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	102,016
Oakland University, Series 2019, RB	5.00%	03/01/2050	25	25,291
				4,562,809
Minnesota-1.14%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	160	173,030
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2029	20	21,178
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	78,933
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	25	26,889
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	69,697
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	145	155,174
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	85,448
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	175,772
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	75	79,687
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	381,343
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	158,488
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	36,813
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	130	139,823
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	$285	$ 307,054
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	85	91,578
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	155	164,806
Minnesota (State of), Series 2023, COP	5.00%	11/01/2029	55	59,250
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2029	150	161,335
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	145	155,957
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2029	50	53,273
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	180	193,683
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	230	233,024
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	92,831
				3,095,066
Mississippi-0.14%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	267,292
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	25	25,339
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	80	84,610
				377,241
Missouri-0.58%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	21,586
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	125	129,270
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	65	65,837
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2039	90	90,800
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	150	153,497
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2029	230	244,595
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	120	125,956
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	115	121,971
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	170	181,809
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2029	15	16,042
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	85	91,303
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2029	5	5,372
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,191
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	110	112,525
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	100	104,216
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	15	15,600
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2029	50	54,131
				1,585,701
Nebraska-0.34%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	55	57,140
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	165	174,501
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	200	211,287
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	326,446
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	150	158,683
				928,057
Nevada-1.35%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	165	176,712
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	160	171,210
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	149,387
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	110	117,142
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	165	175,345
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	100	107,006
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	229,416
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	125	133,116
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	60	63,762
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	145	153,737
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	$160	$ 169,253
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	70	73,065
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	205	213,375
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	130	138,717
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	240	255,582
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	272,865
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	305	326,368
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2029	60	63,949
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	255	259,025
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	135	137,131
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	140	149,945
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	130	134,621
				3,670,729
New Jersey-2.57%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2035	10	10,281
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2037	25	25,560
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2038	5	5,102
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2039	20	20,343
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2040	105	106,389
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2041	10	10,102
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2042	100	100,559
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,008
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	1,315	1,405,657
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	240,183
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2038	65	69,297
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2039	20	21,266
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2040	20	21,211
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2041	65	68,736
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2029	130	141,228
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	266,692
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	170	180,819
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	85	89,204
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	259,883
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2031	95	101,569
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2033	140	148,898
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2034	60	63,633
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2036	65	68,538
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	50	53,643
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	50	53,322
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2035	60	63,445
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	233,238
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	85,325
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	120	127,747
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	85	89,672
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	225	237,228
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2029	40	42,199
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	115	123,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	100	106,751
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	106,485
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	303,655
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	117,189
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	100	106,536
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	95	101,225
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2029	120	128,342
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	20,752
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	115	119,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	$845	$ 864,750
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	165	174,933
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2029	180	190,836
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2029	70	75,385
				6,976,226
New Mexico-0.72%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	30	28,222
Farmington (City of), NM (Southern California Edison), Series 2005 B, Ref. RB	1.80%	04/01/2029	560	526,809
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2029	25	26,630
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	175	186,407
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	185	193,617
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	335	358,264
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	5	5,091
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	240	256,667
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	145	155,070
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	185	197,848
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2029	30	32,083
				1,966,708
New York-16.59%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	370	389,910
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	52,476
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	45	47,022
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	110	119,552
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	130	131,662
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(a)	5.25%	09/01/2029	190	202,609
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	60	63,172
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	50	53,934
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2029	75	80,778
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	94,269
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	135,903
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	105	109,542
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	176,671
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	10	10,399
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	125	129,504
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	80	86,164
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	135	146,892
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	170	182,900
New York & New Jersey (States of) Port Authority, Series 2019, RB	5.00%	11/01/2035	35	37,379
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	35	35,416
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	140	149,392
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	90	96,038
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2036	120	127,490
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	25	25,288
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	65	68,226
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	60	64,338
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	225	240,888
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	225	239,687
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,180
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	230,727
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	268,378
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	200	213,867
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	80	85,201
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2037	10	10,594
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2038	10	10,568
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2039	15	15,808
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	85	91,043
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	120	127,801
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	$100	$ 101,346
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	151,355
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	65	69,672
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	160	170,452
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	120	127,604
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	130	137,940
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	275	291,080
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	230	233,771
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2036	150	157,799
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	190	198,839
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	65	64,787
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	85	88,737
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	4,975
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	220	227,990
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	220	227,502
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	165	174,269
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	130	137,166
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	100	105,301
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	50	52,572
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	125	131,200
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	340	356,241
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	90	96,318
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	35	37,633
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	65	69,563
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	230	246,147
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	185	197,988
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	110	117,907
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	160	171,233
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	205	219,392
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2029	35	37,457
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	30	32,106
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	195	208,690
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	85	90,967
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	45	47,773
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2029	35	37,218
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2029	300	321,061
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2029	25	26,755
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2029	10	10,736
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2029	160	171,233
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	250	264,228
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	395	416,088
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2037	15	15,099
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	205	205,606
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	295	307,494
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	245	254,186
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	420	433,718
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	60	61,564
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	25	26,839
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	315	337,642
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2029	25	26,497
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2029	170	179,873
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	204,862
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	161,190
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	125	130,466
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	35	35,851
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2039	30	31,479
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	5	5,021
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	$305	$ 327,518
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	575	606,562
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	80,595
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2029	30	31,338
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	440	472,824
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2029	95	102,087
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2029	180	193,428
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	740	775,163
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	90	91,898
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	135	143,524
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	313,005
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	175	185,314
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	250	262,930
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2040	125	130,940
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	185	198,801
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	205	220,285
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2029	120	127,122
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	115	122,421
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2029	35	36,722
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	85	89,182
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2034	380	403,212
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	630	666,591
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2036	25	26,390
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	110	111,626
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2038	155	156,721
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2039	175	176,265
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	300	314,989
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2034	230	242,084
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2036	10	10,165
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2037	15	15,191
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2038	110	111,052
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2039	30	30,187
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2039	200	208,662
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	106,958
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	450	483,552
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	235	252,521
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	285	306,249
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	90	96,262
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	160	171,930
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	50	53,730
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	190	204,166
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	280	300,877
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	20	21,291
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	85	90,485
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	225	241,776
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	15,968
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2029	35	37,258
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	30	32,237
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2029	105	112,829
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	60	64,474
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	20	21,491
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2029	45	48,355
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	140	149,741
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	240	251,809
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	494,096
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	660	692,489
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	370	387,610
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2038	95	99,376
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	$330	$ 344,799
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	565	588,595
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	55	59,103
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	250	268,640
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2029	35	37,556
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2029	75	81,041
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	100	106,544
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	100	106,235
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	125	132,560
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	415	439,389
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	380	401,008
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(b)	5.00%	03/15/2029	20	21,383
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	360	381,602
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	165	174,582
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	360	379,518
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	110	115,723
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	236,213
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	120,543
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2039	275	287,655
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	550	572,922
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	225	233,830
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	225	233,344
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	305	315,328
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	90	92,831
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	60	61,679
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	15	15,376
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	290	299,073
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	115	121,851
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	200	202,715
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	120	121,476
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	450	474,199
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	25	26,403
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(b)	5.00%	03/15/2029	5	5,346
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(b)	5.00%	02/15/2029	50	53,360
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	90	96,859
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	75	80,457
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	105	112,315
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2033	210	224,180
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	10/01/2034	100	101,976
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	10/01/2035	25	25,423
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	70	74,701
New York (State of) Dormitory Authority, Series 2021, RB(b)	5.00%	03/15/2029	290	310,052
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2029	40	42,766
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2029	50	53,810
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB(b)	5.00%	03/15/2029	260	277,978
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2029	15	16,143
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	90	96,915
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	100	107,621
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	10	10,672
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2029	5	5,367
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2029	70	75,451
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	408,741
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	405	422,977
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	200	211,229
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	40	43,049
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	95	100,952
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2029	50	51,653
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	37,570
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2031	$135	$ 144,417
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	200	213,474
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	240	255,337
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	80	84,620
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	220	229,988
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	5	5,099
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	15	15,938
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	260	262,914
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	195	206,154
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	400	407,455
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	60	60,416
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2029	45	48,948
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2029	165	179,478
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,543
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	150	159,301
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	90	95,767
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	105	111,728
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	140	149,442
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	130	138,627
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	200,425
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,124
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2031	55	59,124
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	20	20,847
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	50	51,398
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	140	149,851
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	90	96,141
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	215	229,158
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	75	79,776
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	215	218,275
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	240	249,726
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	90	96,741
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	155	166,610
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	270	287,509
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	410	435,036
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2037	185	195,591
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	175	184,645
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	135	142,129
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	375	393,962
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	180	188,537
New York State Urban Development Corp., Series 2020 A, RB(b)	5.00%	03/15/2029	60	64,149
New York State Urban Development Corp., Series 2020, Ref. RB(b)	5.00%	03/15/2029	220	235,212
New York State Urban Development Corp., Series 2021, Ref. RB(b)	5.00%	03/15/2029	50	53,318
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	330	355,815
New York State Urban Development Corp. (Bidding Group 1), Series 2020 E, Ref. RB	5.00%	03/15/2029	110	117,388
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB(b)	5.00%	03/15/2029	45	47,986
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	60	64,200
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2038	$10	$ 10,592
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	280	294,966
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	165	173,399
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	4,961
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	30	31,302
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	175	181,239
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	120	129,163
Triborough Bridge & Tunnel Authority, Series 2019, RB	4.00%	11/15/2040	5	4,994
Triborough Bridge & Tunnel Authority, Series 2019, RB	5.00%	11/15/2043	5	5,169
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	115	124,493
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	1,245	1,328,269
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	225	228,600
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	385	412,534
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	60	64,582
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	175	189,446
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	55	59,633
				45,071,410
North Carolina-1.63%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	100	105,086
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	115	117,361
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	90	94,754
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2035	45	47,167
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2036	25	26,157
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	130	137,562
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	105	113,193
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	55	58,547
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	185	189,982
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2029	45	48,264
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	30	31,027
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	55	58,989
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	110	117,110
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2029	20	21,372
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2029	50	53,627
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	155	165,632
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	200	212,495
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	275	281,789
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	220	235,090
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	170	181,661
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	135	143,726
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	165	174,880
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	240	253,913
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	75	79,099
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	190	199,879
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2029	110	117,110
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	5	5,240
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2040	25	25,769
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	210	220,082
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	10	10,459
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	5	5,220
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	40	41,659
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	50	51,978
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	65	65,194
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	10	10,331
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2041	300	298,352
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	95	102,271
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	65	69,273
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	$85	$ 90,979
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	145	156,267
				4,418,546
Ohio-2.61%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	261,730
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2017, Ref. RB	5.00%	02/15/2029	55	57,146
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	70	74,229
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,302
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2029	90	97,763
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2029	35	36,954
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	52,806
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	90	96,033
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	165	177,397
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	35	37,630
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	180	185,480
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	75	76,308
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	60	60,839
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	110	117,547
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	85	90,681
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	55	58,555
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	127,540
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	180	190,932
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	125	132,249
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	116,126
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	157,803
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	45	47,298
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	335	361,608
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	120	129,348
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	100	106,307
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2029	95	101,271
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	30	32,174
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2029	55	59,437
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2029	5	5,349
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	10	10,365
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	150	158,529
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2019 A, Ref. PCR	3.25%	09/01/2029	135	134,459
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	260	270,220
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2029	35	37,200
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	370	393,745
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	520	559,255
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2038	100	105,619
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	130	137,647
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	120	126,474
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	40	41,645
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	555	591,259
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	265,522
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	254,118
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	105,619
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	160	168,633
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	41,642
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	170	183,785
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2029	190	205,407
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	230	248,250
				7,093,235
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.29%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	$100	$ 99,484
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	238,936
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	273,100
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	70	74,278
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	90	95,094
				780,892
Oregon-1.27%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	200	214,616
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	100	107,065
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	101,712
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	95	100,655
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2044	105	108,661
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	100	106,976
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	122,323
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	270	286,616
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	210	224,649
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	175	187,119
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	260	277,122
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	45	47,825
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	185	196,095
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	15	15,864
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	261,897
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	220	237,631
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2029	5	5,335
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	100	106,519
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2031	60	64,499
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2032	65	69,685
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	265	283,103
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	145	154,494
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	10	10,486
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	30	31,578
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,744
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	100	104,722
				3,442,991
Pennsylvania-5.21%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2029	55	56,985
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	160	167,818
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	190	191,669
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	266,317
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	246,761
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	120	127,502
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2031	110	116,349
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	115	121,477
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	$195	$ 205,307
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	79,601
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(a)	4.00%	03/15/2041	70	70,025
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	60	63,519
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2031	85	89,850
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	100	105,541
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	75	79,027
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	115	120,918
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	78,700
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	167,477
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	83,529
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	60	62,502
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2039	135	140,368
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	95	98,609
Delaware Valley Regional Finance Authority, Series 2021 A, RB	2.00%	10/01/2029	150	143,171
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,136
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	100	101,669
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	65	66,014
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	205	207,876
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	440	439,925
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	60	63,288
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2029	15	15,616
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	115	120,930
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	160	167,159
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2034	45	45,475
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, RB	4.10%	06/01/2029	400	412,803
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	198,035
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	120	127,848
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	125	133,277
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2029	330	353,827
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	360	385,993
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2029	25	26,783
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2029	10	10,636
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	545	582,942
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	160	171,822
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2029	85	91,061
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2029	75	80,348
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2029	115	121,481
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	5	5,341
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	130	138,721
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	45	45,907
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(a)	5.00%	06/01/2029	150	158,871
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	225	239,893
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	210	223,363
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	170	179,975
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2037	55	58,049
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	$165	$ 173,741
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	130	136,117
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	470	487,342
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	770	796,753
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	275	280,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	75	79,464
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	85	90,729
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	80	85,316
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	165	175,596
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	100	106,117
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	230	243,240
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2036	20	21,087
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	110	115,641
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	185	194,251
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	60	62,885
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	140	145,297
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	305	311,525
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	70	71,218
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2029	15	16,098
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2029	25	26,763
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2029	165	177,028
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	20	21,377
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	196,639
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	140	148,472
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	120	122,161
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	215	218,402
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	290	293,993
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2038	235	237,636
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2039	200	201,015
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	395	406,486
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	70	74,070
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	15	15,529
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	4.00%	09/01/2034	45	46,117
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	25	25,277
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2038	10	10,416
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	55	56,391
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	240	255,402
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2025, RB	5.00%	06/01/2029	20	21,289
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2029	5	5,317
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	115	121,944
				14,137,730
Rhode Island-0.08%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	205	220,133
South Carolina-0.34%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2025, Ref. RB	5.00%	12/01/2029	100	108,074
Columbia (City of), SC, Series 2019 A, RB(b)(c)	5.00%	02/01/2029	145	153,991
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	50	53,259
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2029	5	5,390
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	110	109,972
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	$340	$ 366,362
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	132,364
				929,412
Tennessee-0.67%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2029	35	37,663
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	360	362,509
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	135	141,697
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	30	31,845
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	110	116,764
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	160	171,018
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	850	903,320
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2016, Ref. GO Bonds	2.50%	01/01/2029	15	14,788
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 A, GO Bonds	5.00%	01/01/2029	5	5,308
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	45	48,165
				1,833,077
Texas-8.71%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	200	212,100
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	90,204
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	125	129,616
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	239,619
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	80	86,193
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2029	50	53,752
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	101,907
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	95	101,669
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	35	35,839
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	125	134,112
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	100	106,854
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	135	143,928
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	180	191,470
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2034	45	47,754
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	4.00%	08/15/2037	10	10,152
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	90	94,492
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	110	115,307
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	210	225,308
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	365	391,607
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	155	166,299
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2029	185	198,486
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2029	5	5,364
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	185	197,269
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	175	186,197
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	115	122,078
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	110	112,520
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	120	122,446
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	70	71,226
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	70	70,992
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2038	30	30,326
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	90,273
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	115	122,351
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	10	10,639
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	$135	$ 142,942
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	75	75,847
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2039	250	251,955
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	65	68,859
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	95	100,469
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	230	242,701
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	15	15,346
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	62,986
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	25	25,356
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	106,231
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	180	191,215
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	360	387,452
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	95	102,244
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	60	64,575
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	95	102,244
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	145	156,057
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	220	233,369
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2029	170	180,331
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	80	84,862
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	85	90,165
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	70	74,254
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2029	65	70,515
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	85	91,506
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	95	101,851
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	130	139,039
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	135	144,027
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	415	441,608
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	82,299
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	45	46,219
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	45	46,143
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	180	191,604
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	160	170,315
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	78,577
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2029	60	63,792
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	50	53,757
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	100	104,776
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	135	143,230
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	160	164,180
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	42,546
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2029	100	107,057
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	$50	$ 53,675
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2029	50	53,595
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2029	15	16,127
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	40	42,876
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	65	68,377
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	260	279,458
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	470	503,021
Harris County Flood Control District, Series 2025 A, GO Bonds	5.00%	09/15/2029	75	80,440
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	55	57,614
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	65	68,089
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	145	153,864
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	65	68,668
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	185	195,090
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	30,706
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	95	102,159
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	40	42,445
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	94,312
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	110	116,943
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	45	47,767
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	90	96,403
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	125	127,375
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	255	259,121
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	65	65,828
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	10	10,097
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	135	144,712
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2033	50	52,747
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2034	85	89,477
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2035	25	26,258
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2033	50	52,747
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2045	40	40,962
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2050	20	20,269
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2029	5	5,320
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	360	370,415
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	60	63,844
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	250	264,892
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	65	68,716
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	261,957
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	35	36,844
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	200	210,060
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	75	79,805
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2029	25	26,638
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2029	95	101,226
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2029	15	15,961
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	370	362,682
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	90,342
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	145	155,035
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	$115	$ 123,472
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	90	96,636
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	15	15,173
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	175	176,500
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	260	270,273
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	210	222,244
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	180	182,597
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	195	196,671
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/02/2038	25	25,170
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	25	26,496
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2029	45	47,693
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2029	60	63,498
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	80	85,629
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2029	10	10,777
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	290	310,406
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	15	16,056
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	215	219,226
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2029	85	90,143
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	42,600
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	42,600
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	145	148,007
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	155	165,882
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	165	176,300
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	145	149,662
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2044	75	77,088
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	60	60,956
San Antonio (City of), TX, Series 2019 C, Ref. RB	5.00%	05/15/2034	285	303,670
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	165	176,896
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	235	250,942
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	138,438
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2033	55	58,386
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	60	61,895
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2029	5	5,299
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2029	30	31,856
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,638
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	20	20,625
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	115	117,284
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2029	205	217,875
Tarrant County Cultural Education Facilities Finance Corp., Series 2018, RB	5.00%	07/01/2038	10	10,339
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	188,557
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	73,148
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	205	213,699
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	150,788
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	103,764
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	15	15,428
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	340	345,806
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2029	30	32,276
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	25	25,014
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	155	165,214
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	185	198,612
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	255	273,180
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	127,656
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	$15	$ 15,215
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	107,430
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	125	134,288
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	85	91,689
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2029	40	43,148
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	5.00%	04/15/2029	10	10,565
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2019, RB	4.00%	10/15/2037	15	15,265
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	110	117,478
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	90	95,337
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2034	200	210,145
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	170	179,660
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	135	142,078
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	246,145
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	120	125,730
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	125	130,971
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2029	115	122,148
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	85	89,374
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	255	267,562
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	205	213,516
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	30	31,136
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	110	116,238
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	30	31,325
Travis (County of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	10	10,633
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	165	176,585
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	14,499
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	260	265,292
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	50	50,137
				23,648,438
Utah-0.43%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	105	112,035
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	95	101,365
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	155	166,321
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	140	148,766
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	130	138,023
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	140	148,457
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	105	111,208
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2029	120	127,933
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2029	45	48,701
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	74,676
				1,177,485
Vermont-0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	175	178,266
Virginia-0.82%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,550
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	45	44,389
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	240	259,088
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2029	65	68,061
Fairfax (County of), VA, Series 2026 B, Ref. GO Bonds	5.00%	10/01/2029	10	10,795
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	$95	$ 101,290
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	65	66,928
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	135	144,208
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	120	127,441
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	116,519
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	80	84,961
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	45	46,765
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	90	95,581
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	201,781
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	100	106,201
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	26,550
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	4.00%	02/01/2034	95	96,557
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2029	60	63,720
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	64,439
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	120	128,878
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2029	10	10,740
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	100	100,455
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	20	20,315
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	20	20,241
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	15	15,126
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	170	181,957
				2,227,536
Washington-3.44%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	210	227,013
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	100	105,871
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	405	426,722
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	306,224
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	250	262,781
King & Snohomish Counties School District No. 417 Northshore, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	10	10,099
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	145	151,438
King County School District No. 403 Renton, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	5	5,056
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	120	125,451
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	65	70,180
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	100,122
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	125	134,169
Snohomish (County of), WA School District No. 201, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	130	139,999
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	95	100,669
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	$175	$ 184,975
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	215	226,655
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	80	83,273
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	110	118,104
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	69,513
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	95	100,671
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	95	100,397
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	250	263,451
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	245	256,788
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	348,703
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	340	351,913
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	70	74,396
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	143,060
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	145	153,336
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	100,282
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	85	89,567
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	257,651
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	293,888
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	175	183,241
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2038	35	36,583
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	120	125,210
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	65	69,398
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	200	213,057
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	106,247
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	160	168,157
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	95	99,338
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	15	15,647
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	135	140,283
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2029	75	79,710
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	149,819
Washington (State of), Series 2022 R, GO Bonds	4.00%	07/01/2029	195	203,335
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	300	321,571
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2029	35	37,578
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	85	90,339
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2029	50	53,684
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	70	75,033
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	55	58,454
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	170	182,524
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	195	209,021
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	135	144,945
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	110	118,104
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	45	47,826
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	125	132,851
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	70	75,157
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	155	161,625
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	290	311,364
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	245	250,038
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2029	85	89,033
				9,331,589
West Virginia-0.44%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	275	290,069
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	270	282,821
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	193,593
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	35	36,631
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	$120	$ 124,990
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	130	134,923
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center), Series 2019, Ref. RB	5.00%	09/01/2038	70	71,479
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2019, Ref. RB	5.00%	09/01/2039	65	66,114
				1,200,620
Wisconsin-0.72%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	150	160,333
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	135	144,299
Wisconsin (State of), Series 2021 B, GO Bonds	4.00%	05/01/2041	30	30,236
Wisconsin (State of), Series 2021 B, GO Bonds	4.00%	05/01/2042	95	95,518
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	175	187,055
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	125	133,610
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	85	90,855
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	192,399
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	55	58,789
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	165	177,016
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	45	48,277
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB	5.00%	02/15/2029	10	10,492
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	260	278,964
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.), Series 2025, RB	5.00%	10/01/2029	60	64,196
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	275	279,526
				1,951,565
TOTAL INVESTMENTS IN SECURITIES(d)-98.49% (Cost $267,734,218)				267,499,681
OTHER ASSETS LESS LIABILITIES-1.51%				4,105,623
NET ASSETS-100.00%				$271,605,304

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central University
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.76%
Alabama-1.34%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2030	$120	$ 131,221
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	110	120,707
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	235	256,116
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	635	689,971
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	400,756
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	200	215,899
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	255	260,993
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	375	402,053
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	290	309,149
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	300	302,508
Alabama Public School and College Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	15	15,226
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2030	10	10,894
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.00%	06/01/2030	210	226,546
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	95	102,688
				3,444,727
Alaska-0.10%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	80	87,495
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2030	155	169,087
				256,582
Arizona-1.15%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	200	218,270
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	260	282,490
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	70	76,587
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	81,680
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	115	116,242
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	75	81,548
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2030	130	141,875
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	25	25,000
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	100	102,677
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	250	265,851
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	175	184,327
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	30	31,902
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	270	284,391
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	325	348,519
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	420	447,855
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	4.00%	01/01/2039	10	10,136
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	125	135,441
Salt River Project Agricultural Improvement & Power District (Arizona Salt River), Series 2019 A, RB	4.00%	01/01/2041	5	5,029
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	15	15,885
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2030	105	114,634
				2,970,339
California-17.51%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2032	350	380,911
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2033	220	238,799
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	75	82,492
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	268,717
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	45	48,065
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	205	221,125
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	350	382,000
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	40	42,725
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	$150	$ 163,444
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	55	59,930
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	140	151,854
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	115	126,135
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	80	87,746
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	75	81,178
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	275	296,954
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	255	275,357
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	360	375,434
California (State of), Series 2020, GO Bonds	5.00%	11/01/2034	400	436,365
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	175	188,651
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	1,010	1,088,789
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	55	57,116
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	40	43,542
California (State of), Series 2020, GO Bonds	4.00%	03/01/2036	1,325	1,367,241
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	5	5,374
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	15,794
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	100,312
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	5	5,301
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	590	650,794
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	65	70,504
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	450	488,104
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	280	307,111
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	160	173,180
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	65	70,354
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	310	320,759
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	50	51,310
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	55	56,561
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	105	107,278
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	15	15,350
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	65	66,325
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	55	55,916
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	60	61,039
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	55	60,580
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	340	374,492
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,516
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	360	393,212
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	255	277,900
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	180	195,453
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	70	74,404
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	185	203,472
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	575	635,162
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	275	300,143
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	55	60,492
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	450	496,368
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	245	269,854
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	230	252,965
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	110	120,983
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	100	109,985
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	15	16,498
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	130	142,772
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	30	32,947
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	40	43,994
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2030	65	70,826
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2030	65	71,386
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	200	216,930
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	55	61,151
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	160	176,514
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	$195	$ 214,245
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	385	421,446
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	410	451,463
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	66,710
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	85	94,506
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2030	20	22,237
California (State of) Enterprise Development Authority (Crystal Springs Uplands School), Series 2025, RB	5.00%	06/01/2030	75	80,821
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	75	80,640
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	65	69,652
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2035	95	97,012
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	210	212,337
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	370	373,095
California (State of) Health Facilities Financing Authority(Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2036	15	15,269
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	389,005
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	55	61,201
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	520,167
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2030	15	16,499
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	65	71,224
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	245	264,770
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2030	70	76,703
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	50	55,097
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	90	98,758
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	80	80,035
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	23,739
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	22,973
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	470	483,119
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	75	78,140
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	90	99,382
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2030	90	99,382
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	44,080
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	145	158,084
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	15	15,476
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	24,876
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	120	130,944
Los Angeles (City of), CA, Series 2020 B, Ref. RB	4.00%	05/15/2037	30	30,807
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	110	120,848
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2030	90	98,715
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2032	95	104,236
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	105	114,908
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	225	245,520
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	31,100
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	305	314,670
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2039	100	102,034
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	335	353,848
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2030	70	76,778
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	95	96,265
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	$90	$ 98,127
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	461,566
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	265	277,233
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2047	55	56,219
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	249,029
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	88,323
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	230	241,725
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	430	451,076
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	95	97,897
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	25,411
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	64,243
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	365	389,367
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	190	201,924
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	640	677,243
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	25	26,344
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	160	168,157
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	105	110,146
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	325	340,002
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	175	189,223
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	525	567,669
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	21,625
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	180	194,629
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2030	30	32,438
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2030	1,020	1,093,257
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	80	88,018
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	95	104,521
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	260	271,498
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	305	316,825
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	340,618
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	170	175,891
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	430	463,827
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	180	197,751
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	280	306,253
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	295	321,924
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	230	250,349
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2035	200	216,991
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	50	55,097
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2030	45	50,093
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	158,212
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	95	105,087
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2030	60	66,371
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	385	425,878
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2030	115	127,210
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	140	150,427
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	311,248
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	90	97,877
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	44,029
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	165	173,518
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	125	131,091
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	62,404
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2036	30	31,025
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	145	148,776
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	95	97,212
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	85	86,618
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	55	60,539
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	460	502,366
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	$390	$ 424,132
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	665	718,911
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	35	36,196
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2037	25	25,760
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	30	30,781
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2039	5	5,116
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	15	15,286
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	99,065
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	225	247,661
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	280,683
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	159,604
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	82,998
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	80	88,057
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	80	86,509
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	220	237,173
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	215	231,183
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	115	121,424
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,169
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	85	85,496
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	115	126,535
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	125	134,067
Oxnard Union High School District, Series 2025, GO Bonds	6.00%	02/01/2030	35	39,319
Poway Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	45	49,797
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	195	211,133
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	100	108,087
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	100	109,365
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	290	316,059
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	265	287,880
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	60	64,999
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	320	332,091
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	120	126,068
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	55	61,350
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	120	129,566
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	80	84,959
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	312,079
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	27,886
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	155	172,002
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	120	125,105
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	15	16,522
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	29,238
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2030	50	55,113
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	90	99,204
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	75	83,026
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	95	98,726
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	120	132,086
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2030	155	170,973
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	85	93,759
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	55	59,058
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	160	163,546
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	125	128,347
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	150	165,985
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	$10	$ 11,066
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	80	84,604
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	289,470
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	50	55,245
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2030	70	77,315
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2030	10	11,045
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	65	69,421
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	179,663
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	103,877
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2030	5	5,546
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2030	5	5,326
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	65	71,468
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	85	93,465
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	225	247,026
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	45	49,249
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	150	160,710
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023 B, Ref. RB	5.00%	07/01/2030	100	108,288
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	70,496
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	75	78,331
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	400	421,978
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	245	268,375
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	220	239,222
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	220	238,684
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	80	86,575
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	105	113,307
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	110	118,398
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	45	46,278
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	390	416,882
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	220	234,219
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	45	45,566
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	100	105,764
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	45	47,477
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	385	404,881
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	98,430
University of California, Series 2025 CD, RB	5.00%	05/15/2030	770	842,123
University of California, Series 2025, RB	5.00%	05/15/2030	10	10,937
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	21,873
				45,142,882
Colorado-2.41%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	115	124,157
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	105	113,081
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	95	104,365
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	160	174,080
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	119,257
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2034	225	232,656
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2035	95	97,524
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	105	106,508
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	120	121,386
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2039	245	247,053
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	190	208,731
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	80	88,263
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	100	105,855
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	70	74,099
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB(b)(c)	4.00%	09/01/2030	160	169,035
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	230	244,611
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	$110	$ 118,522
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	285	304,884
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,173
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	10	10,142
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	70	70,665
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	105	105,599
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	304,015
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	256,413
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	35	38,554
Colorado Springs (City of), CO, Series 2025 B, Ref. RB	5.00%	11/15/2030	45	49,570
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	320	347,510
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	60	65,455
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	220	241,431
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2030	10	10,967
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2030	10	10,941
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2030	40	43,935
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	25	27,374
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	272,894
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	250,304
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	65	66,425
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	60	64,357
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	70	74,868
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2040	100	101,031
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	55	59,125
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	79,923
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	170	176,780
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	165	170,682
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	40	41,156
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	70	71,623
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	50	50,897
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	75	76,077
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2039	20	20,143
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2040	55	55,197
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2030	135	147,997
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	80	87,219
				6,213,509
Connecticut-2.61%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	65	69,242
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	130	140,636
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	205	220,683
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	50	51,787
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	180	185,801
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	95	97,718
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	40	40,993
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,510
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	45	45,802
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,548
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	185	198,945
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	390	414,453
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	125	126,758
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	105	110,063
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	65	67,704
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	425	441,334
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	75	77,284
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2036	5	5,131
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	10	10,186
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2039	5	5,070
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	$390	$ 424,229
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	265	286,629
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	280	302,073
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	20	20,520
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	135	143,796
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	20	21,170
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	165	172,310
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	140	152,288
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	260	285,194
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	25	26,108
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	70	76,366
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	270	295,546
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	50	54,879
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	120,734
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2030	90	98,185
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2030	55	60,084
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	272,736
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	105	113,591
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	105	114,549
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2030	115	125,459
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2030	180	196,907
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2030	140	153,661
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2030	15	16,278
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2030	130	142,789
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2030	65	71,054
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2030	25	27,328
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	140	146,751
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	100	109,164
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	40	43,376
Connecticut (State of) (Transportation Infrastructure), Series 2020, RB	5.00%	05/01/2035	60	64,318
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2030	5	5,455
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	100,285
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	24,966
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	108,380
				6,722,806
Delaware-0.61%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	271,239
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	150	156,856
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,427
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	300,315
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2030	25	27,301
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	80	80,814
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	285	311,613
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	95	103,212
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2033	69	74,788
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	105	113,844
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	50	54,014
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	55	59,211
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2035	15	16,096
				1,579,730
District of Columbia-1.84%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	69,837
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,498
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	54,257
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	$200	$ 215,782
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	134,510
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	268,204
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	75	80,215
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	207,998
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	180,719
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	307,473
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	140	148,068
District of Columbia, Series 2020 A, RB	5.00%	03/01/2040	100	105,581
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	120	131,553
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	134,854
District of Columbia, Series 2020 C, RB	5.00%	05/01/2034	65	69,900
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	235,834
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	37,411
District of Columbia, Series 2020 C, RB	5.00%	05/01/2037	60	63,909
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	65	66,159
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	105	105,825
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	30	31,199
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	64,547
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	65	71,452
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	21,635
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	145	158,085
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2030	55	60,130
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	80	87,702
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2030	10	10,993
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2030	10	10,950
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2030	10	10,950
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	45	48,940
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	85	91,748
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	85,986
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2034	20	21,448
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	106,953
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2036	65	69,309
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	530	563,535
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	110	116,243
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	385	397,047
Washington Metropolitan Area Transit Authority, Series 2020, RB	4.00%	07/15/2040	55	55,478
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2030	10	10,876
				4,734,793
Florida-3.21%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	160	173,582
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2030	20	21,951
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2030	170	184,089
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2032	215	230,986
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2033	190	203,801
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2034	245	262,201
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2030	15	16,322
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2030	90	97,749
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	220	239,474
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2030	65	70,754
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	250	272,129
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	205	220,992
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	310	332,662
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	265	283,319
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	220	234,939
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	5.00%	08/15/2037	225	231,509
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	$282	$ 308,233
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	80	87,442
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	135	147,558
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	70	76,512
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	59,910
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	115	125,925
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2030	25	27,332
Jacksonville (City of), FL, Series 2015, Ref. RB(b)(c)	3.00%	06/22/2026	275	275,066
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2030	5	5,449
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2037	20	20,276
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2038	20	20,188
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	90	96,399
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	121,865
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	110	120,449
JEA Water & Sewer System, Series 2020 A, Ref. RB	4.00%	10/01/2035	10	10,151
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	20	21,900
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2030	215	231,626
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	50	50,002
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	130	133,031
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2037	90	91,832
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2038	10	10,168
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2039	10	10,137
Miami-Dade (County of), FL, Series 2020 A, RB	5.00%	07/01/2043	145	151,586
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	170	184,539
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	80	86,587
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	20	20,146
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	10	10,040
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	30	30,093
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2039	15	15,022
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	270	275,688
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2037	50	50,945
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2038	45	45,668
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	255	278,239
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	87,291
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2030	20	21,823
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2030	10	10,792
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	360	367,323
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2030	40	43,611
Palm Beach (County of), FL School District, Series 2025 A, Ref. COP	5.00%	08/01/2030	55	59,812
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	130	139,806
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	270	289,818
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	285	306,961
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	170	182,547
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	120	128,406
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	30	31,145
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	225	234,790
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	90	92,909
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2030	10	10,976
				8,284,473
Georgia-1.92%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	120	135,515
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2030	105	114,592
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	125	137,276
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2030	25	27,415
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	15	15,194
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	$55	$ 60,390
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,316
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	160	171,330
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	160	170,922
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	325	352,041
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	85	85,003
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	87,665
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2030	15	16,437
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	85	89,147
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	62,267
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	220	241,430
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	110	120,025
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	105	108,629
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	40	43,833
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	130,818
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	215	235,601
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	85	91,200
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	100	109,338
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	85	92,637
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	150	162,577
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2030	115	124,932
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	60	63,194
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	85	93,041
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	120	130,969
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	115	124,734
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	410	443,601
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	110	118,695
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	310	317,538
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2036	525	538,403
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	15	15,289
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	35	35,491
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	15	15,127
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	25,124
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2030	20	21,891
				4,945,627
Hawaii-0.64%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	95	100,768
Hawaii (State of) Airports System, Series 2020 C, RB	5.00%	07/01/2050	125	127,897
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2030	500	545,067
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2032	80	86,786
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2033	70	75,732
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2034	5	5,393
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	4.00%	07/01/2035	5	5,119
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	4.00%	07/01/2037	10	10,170
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2030	5	5,467
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2030	50	54,669
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	305	331,082
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	190	206,248
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2030	100	108,664
				1,663,062
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.23%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	$360	$ 393,202
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	190	207,523
				600,725
Illinois-4.83%
Chicago (City of), IL, Series 2001, Ref. RB, (INS - AMBAC)(a)	5.75%	11/01/2030	35	37,105
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	185	191,419
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	375	401,932
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	220	234,448
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	395	400,788
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2035	305	324,183
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	45	45,453
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	50	50,287
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	45	45,726
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	60	64,253
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	145	156,183
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	80	87,763
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2032	685	738,817
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	450	483,772
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2038	90	95,297
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	305	329,829
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,077
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	30	30,381
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	15,140
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	24,956
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,287
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	595	632,780
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	520	548,289
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	60	64,393
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	210	227,532
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2030	70	75,125
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	110	118,054
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	230	247,443
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	250	270,872
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	70	75,309
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	405	436,678
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	150	161,484
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	250	268,960
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	230	246,608
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2030	85	91,507
Illinois (State of), Series 2025 B, GO Bonds	5.00%	09/01/2030	145	156,679
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	120	124,436
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	100	101,643
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	20	20,329
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	160	174,486
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2030	10	10,905
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	250	268,376
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	250	267,458
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	474,203
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	150	149,160
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2030	100	107,850
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2030	80	86,280
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	375	387,720
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	32,725
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	115	121,277
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	$225	$ 238,162
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	140	150,996
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	480	517,700
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2030	40	43,142
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	103,820
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	210	224,122
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2036	50	52,492
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	35	34,949
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2037	30	31,568
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	586,986
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2037	225	235,987
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2038	110	114,996
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	20	20,523
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	105	112,425
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	200	216,305
				12,456,830
Indiana-0.54%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	260	283,694
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	303,773
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	90	94,673
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	105	109,201
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	25	24,042
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	65	67,106
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	295	289,691
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	165	177,868
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	35	37,786
				1,387,834
Iowa-0.37%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	390	391,383
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	155	165,255
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	205	219,195
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	125,905
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2049	50	51,480
				953,218
Kansas-0.08%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	100	109,351
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2030	95	103,883
				213,234
Kentucky-0.32%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	70	76,477
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	220	240,143
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2030	180	194,879
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2030	45	49,057
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2030	115	125,365
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	130	131,947
				817,868
Louisiana-0.83%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	135	143,508
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	65	69,330
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	160	170,154
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	20	21,190
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	110	115,992
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2040	60	63,181
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	150	162,462
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	$105	$ 114,730
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2030	40	43,526
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	170	185,396
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2030	25	27,204
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	390	366,811
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2030	80	85,717
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	345	356,150
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	155	156,955
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	50	50,147
				2,132,453
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,351
Maryland-2.13%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	101,943
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2035	10	10,272
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	127,783
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	50	50,956
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	15	15,246
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	270	287,745
Maryland (State of), Series 2020 A, GO Bonds	4.00%	03/15/2034	35	36,209
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	235	257,404
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	320	348,636
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	130	141,238
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	200	218,445
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2030	65	70,995
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2030	55	60,072
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	120	131,440
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	195	212,125
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	175	190,227
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	10,878
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	140	150,315
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	150	162,416
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	305	329,424
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	130	140,705
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	20	20,641
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	185	199,622
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	275	301,830
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2032	45	49,079
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	240	260,779
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	90	97,487
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2035	25	26,992
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	364,020
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2030	30	32,973
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	80	87,275
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	140	152,732
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	40	43,441
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2033	45	48,685
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	65	70,140
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2030	60	65,457
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	35	34,715
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	65	68,539
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	60	59,589
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	116,245
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2030	15	16,529
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	100	109,575
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	75	80,436
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2030	$20	$ 21,868
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2030	95	103,871
				5,486,994
Massachusetts-4.29%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	475	522,337
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2030	70	76,261
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	150	164,190
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	115	126,239
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	100	106,200
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	200	218,255
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	125	134,539
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	140	145,462
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	70	72,575
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	140	152,384
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2033	70	75,985
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	80	86,518
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	547,299
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	278,883
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	125	133,650
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	145	154,613
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	480	509,132
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	74,046
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	635,573
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	465	478,997
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	105	108,928
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	340	351,377
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	95	97,625
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	60	61,381
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	50	50,580
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	40	40,388
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2030	270	297,227
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	95	103,949
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	245	267,271
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	470	491,181
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	635	652,606
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	105	115,262
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	307,364
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2030	5	5,430
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,496
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	75	81,846
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	315	342,643
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2030	15	16,369
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	55	60,546
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	30	33,072
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2030	10	10,962
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2030	60	66,143
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2046	10	10,404
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	500	529,731
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	35,893
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	70	75,043
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	45	49,257
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	120	133,049
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	5	5,525
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	205	226,536
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	40	43,784
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2033	50	54,335
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	$120	$ 129,969
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	60	65,676
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A, Ref. RB	5.00%	10/15/2030	20	21,991
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	10	10,861
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	100	106,047
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	40	43,886
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	166,065
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	5.00%	08/15/2032	10	10,897
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	5.00%	08/15/2039	45	48,102
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	4.00%	08/15/2040	50	50,704
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2030	95	103,142
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	261,752
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	130	133,142
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	175	185,940
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	105,148
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	200	204,704
				11,072,367
Michigan-1.45%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	360	393,521
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	140	152,506
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	335	366,122
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	170	185,152
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	500	512,425
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	240	264,161
Michigan (State of), Series 2020, RB	5.00%	11/15/2034	60	65,101
Michigan (State of), Series 2020, RB	5.00%	11/15/2035	65	70,230
Michigan (State of), Series 2020, RB	4.00%	11/15/2037	140	143,877
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	70	71,186
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	365	401,745
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	181,215
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2030	155	168,762
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	255	275,490
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(b)(c)	5.00%	05/15/2030	65	70,403
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	175	178,918
University of Michigan, Series 2020 A, Ref. RB	5.00%	04/01/2050	90	93,139
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2045	40	41,509
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	97,299
				3,732,761
Minnesota-0.99%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2030	20	21,564
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	107,426
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	125,964
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	25	27,278
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	59,864
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	50	54,236
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	54,054
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	85	91,535
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	35	37,452
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	50	53,355
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	148,888
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	323,581
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	65,813
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	$150	$ 162,604
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	220	240,974
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	142,369
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	145	158,824
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,477
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	109,533
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2030	55	60,243
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2030	30	32,860
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	145	157,725
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	285	310,011
				2,551,630
Mississippi-0.06%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	75	76,771
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	40	40,826
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	20	20,344
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	25	25,349
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,398
				168,688
Missouri-0.78%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	695	763,866
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	35	38,468
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	110	113,935
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	115	124,425
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	255	274,792
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	115	125,407
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2030	200	218,099
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2030	10	10,913
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2030	70	76,615
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	250	276,625
				2,023,145
Montana-0.02%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	10	10,146
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	30	30,171
				40,317
Nebraska-0.29%
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2030	45	47,706
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	677,964
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	32,292
				757,962
Nevada-0.45%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	155	168,971
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2030	85	89,330
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2030	90	96,205
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	105	112,239
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	140	149,652
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2030	25	27,253
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	50	50,311
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2030	55	59,672
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2030	25	27,124
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	250	273,057
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	108,932
				1,162,746
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-1.93%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	$570	$ 598,369
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	565	534,360
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	199,765
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	60	64,333
New Jersey (State of) Educational Facilities Authority, Series 2024 A, GO Bonds	5.00%	03/01/2030	235	255,799
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	175	189,647
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	270	290,525
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	15	15,206
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	175	187,607
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	100	106,825
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	50	50,227
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	10	10,007
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	115	122,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	50	52,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	785	813,021
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	265	287,180
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	195	211,321
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2030	150	162,555
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	230	249,250
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2030	25	27,104
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	35	38,246
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	113,471
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2030	250	270,169
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	10	10,328
South Jersey Transportation Authority, Series 2020 A, RB, (INS - BAM)(a)	5.00%	11/01/2041	100	105,630
				4,965,852
New Mexico-0.75%
Los Ranchos de Albuquerque (Village of), NM (Albuquerque Academy), Series 2020, Ref. RB	4.00%	09/01/2040	20	19,970
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	75	81,358
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2032	75	81,197
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2033	15	16,195
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2034	15	16,145
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2035	60	64,403
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	495	539,221
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	150	163,399
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	215	234,205
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2030	105	114,379
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2032	455	493,043
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2033	55	59,400
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2034	10	10,764
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2035	40	42,897
				1,936,576
New York-21.84%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	40	44,351
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	30	30,463
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	65	70,956
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	5	5,008
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	120	129,398
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	60	64,359
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	65	69,506
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	345	367,906
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2038	10	10,646
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	71,110
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	80	87,920
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2030	20	21,890
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,832
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	$500	$ 503,589
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,040	1,050,630
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,500	1,526,167
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	50	51,840
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	128,945
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	40	41,060
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	310	339,294
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	250,709
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	205	222,776
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	218,899
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	130	142,285
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2044	10	10,491
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	70	72,375
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	125	138,751
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2030	75	81,506
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	40	40,000
New York & New Jersey (States of) Port Authority, Series 2020 222, Ref. RB	4.00%	07/15/2039	50	50,740
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	105	106,193
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	20	21,981
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2030	15	16,559
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2030	15	16,325
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	40	44,062
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2030	50	54,951
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2030	20	22,129
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	70	74,456
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	55	59,170
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	115	124,922
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	180	194,992
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	330	356,549
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	285	307,332
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	90	91,929
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	160	163,076
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	70	71,251
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	125	136,059
New York (City of), NY, Series 2011 A-3, GO Bonds	4.00%	08/01/2035	20	20,440
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2030	110	117,475
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	310	336,996
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2032	110	118,583
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2033	70	75,252
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	10	10,263
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	75	81,842
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	265	286,636
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	405	436,601
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	315	338,633
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	210	224,989
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	180	192,259
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	105	106,731
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2037	95	95,886
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	215	227,236
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	25	25,018
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	95	99,099
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	$195	$ 202,727
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	775	842,490
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	190	204,825
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	525	564,388
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	85	91,067
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2036	90	95,800
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	535	543,699
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	130	137,302
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	35	36,843
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2039	20	20,994
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2040	5	5,234
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	105	108,736
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	525	570,719
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	100	108,115
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	75	81,531
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	103,273
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	65	70,660
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2030	15	16,306
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	145	157,627
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	235	253,698
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	70	75,680
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2030	50	54,354
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2030	85	92,402
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2030	10	10,899
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	40	43,483
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	110	116,507
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	80	87,188
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	380	413,092
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	30	32,654
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2030	15	16,170
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	295	316,394
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,376
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	330	340,378
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	155	169,781
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	180,735
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	5	5,010
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	165	174,857
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	175	191,688
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	415	425,793
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	260	266,147
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2041	5	5,010
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	185	196,123
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	60	63,608
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	194,996
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	246,521
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	250	273,840
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	125	136,920
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	205	224,608
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	375	404,518
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	60	65,010
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	55	55,779
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2036	85	87,264
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	150	153,130
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	45	45,544
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	45	45,544
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	$5	$ 5,028
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	80	85,471
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	160	160,664
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	460	499,813
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	390	423,755
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	710	768,723
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	300	324,813
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2035	125	128,827
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	250	267,596
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2038	105	106,661
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	60	60,850
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	5,054
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	40	40,222
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	570	600,592
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	245	267,564
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	335	364,375
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	470	509,789
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	330	340,102
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	75	80,403
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	105	108,671
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	110	120,131
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	190	207,416
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	160	174,065
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	135	147,433
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	100	109,615
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	180	196,578
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	155	169,208
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	145	157,108
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	370	400,895
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2030	385	417,148
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	210	229,341
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	80	86,680
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	115	125,592
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	90	98,289
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2030	90	97,515
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2030	120	130,020
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2030	15	16,382
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2030	15	16,382
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2030	15	16,442
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	130	141,973
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	285	311,248
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	115	125,541
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2030	75	81,908
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	235	253,235
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	55	55,870
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	130	141,611
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	105	108,411
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	25	25,666
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	65	70,251
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	69,683
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	240	263,075
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	335	361,873
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,299
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	115	118,129
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	$65	$ 66,454
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	120	131,722
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	60	66,346
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	115	122,283
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	65	69,697
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	175	190,063
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2030	75	80,489
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	205	223,003
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	220	241,618
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	300	326,329
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	140	151,839
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	240	247,813
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	260	267,503
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2037	260	263,944
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	225	247,110
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	205	220,722
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	330	354,376
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	635	680,100
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	185	197,607
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	235	240,063
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	10	10,132
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	10	10,072
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	280	281,118
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	25,023
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	425,014
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	134,431
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	185	201,247
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	40	43,784
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	35	38,074
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	90	98,433
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	495	538,278
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	420	455,117
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	385	413,985
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	383,900
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	170	184,929
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	120	131,082
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	180	194,390
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	230	246,227
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	520	565,667
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	40	43,558
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	95	103,508
New York (State of) Dormitory Authority, Series 2023 B, Ref. RB	5.00%	08/01/2030	10	10,982
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	100	109,370
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	40	43,748
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	210	228,442
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	65	70,782
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	130	141,417
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	210	228,680
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2030	5	5,473
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2030	60	65,269
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2030	30	32,875
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2030	10	10,808
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	400	409,749
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	100	102,493
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	345	353,089
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	185	205,766
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	50	55,456
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	$10	$ 11,091
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	100	105,898
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	15	15,165
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	20	20,076
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	30	32,506
New York (State of) Thruway Authority, Series 2019, RB, (INS - BAM)(a)	4.00%	01/01/2039	10	10,066
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	90	96,598
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	80	85,732
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	145	155,085
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	60	63,978
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	250	265,793
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	155	164,308
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	35	36,953
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2040	45	47,354
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	70	70,152
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	40	43,456
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2030	50	54,319
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2030	5	5,437
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	295	320,796
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	255	277,298
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2030	195	212,073
New York State Environmental Facilities Corp., Series 2023 B, Ref. RB	5.00%	06/15/2030	20	21,931
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	185	199,279
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	100	109,657
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	15	16,449
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	205	223,003
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	155	167,860
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	595	641,942
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	195	209,339
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2038	190	192,633
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	150	151,293
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	245	246,146
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	320	339,991
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	155	164,207
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	260	278,616
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,030,256
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	5	5,116
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	175	189,014
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	145	149,516
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	120	123,472
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	160	163,358
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2037	175	177,613
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	150	163,173
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	270	294,838
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	210	228,910
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	476,095
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	210	227,423
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	115	124,073
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2037	40	40,689
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	70	70,604
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	265	279,595
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	295	309,931
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	60	65,269
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	350	384,158
New York State Urban Development Corp. (Bidding Group 1), Series 2020 E, Ref. RB	5.00%	03/15/2030	270	293,712
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	$170	$ 185,444
New York State Urban Development Corp. (Bidding Group 2), Series 2020 E, Ref. RB	4.00%	03/15/2038	90	91,111
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	105	114,221
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	240	258,453
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	350	375,701
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	115	122,229
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2030	70	76,050
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	100	108,022
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	125	133,609
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	10	10,533
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	125	132,160
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	230	251,532
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	165	179,956
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	180	195,689
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	95	103,894
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	360	394,167
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	1,150	1,177,349
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	385	392,010
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	150	163,991
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	125	136,702
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	25	27,593
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	70	73,317
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	95	101,006
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	100,649
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	85	89,651
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	152,404
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	155	161,953
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2032	15	16,538
				56,316,978
North Carolina-1.30%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	85	93,145
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2032	50	54,585
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	65	70,767
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	60	65,129
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	90	96,943
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,333
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	324,205
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2030	70	74,736
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	10	10,706
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	546,910
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	80	87,177
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	120	129,934
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	165	178,198
North Carolina (State of), Series 2020 B, RB	4.00%	05/01/2035	50	51,486
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	65	70,510
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	160	174,354
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	245	260,424
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2030	75	81,302
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2030	$10	$ 10,847
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2019 A, Ref. RB	5.00%	01/01/2032	50	53,404
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	258,028
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	210	212,871
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	30	32,586
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	55	60,295
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	140	152,234
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	115	125,586
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	50	54,929
				3,347,624
Ohio-2.22%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	135	145,181
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	40	43,090
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	265	283,378
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	250	265,580
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2036	30	31,758
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	180	180,825
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	85,752
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	60	64,161
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2034	125	127,838
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	160	162,641
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	75	80,322
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	194,981
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	75	81,628
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	180,419
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	85	92,681
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	90	97,830
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	75,859
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	70	75,598
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2030	55	60,260
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2030	55	60,260
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	460	467,830
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	50	54,627
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	215	236,003
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	50	54,859
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	70	75,867
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	50	54,823
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2030	150	162,995
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2030	75	81,941
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2030	20	21,943
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2030	10	10,995
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	21,716
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	115	124,659
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	115	124,494
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	90	97,270
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	53,902
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2035	5	5,371
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	275	294,366
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	145	154,673
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	55	58,504
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	265,291
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	270	285,679
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	138,757
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	125	128,107
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	50	51,038
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2030	$80	$ 87,977
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	200	219,942
				5,723,671
Oklahoma-0.12%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	51,568
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	55	60,002
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2030	20	21,585
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	115	123,665
Tulsa (County of), OK Industrial Authority, Series 2021 A, RB	4.00%	09/01/2030	5	5,160
Tulsa County Independent School District No. 11, Series 2025, GO Bonds	4.00%	03/01/2030	55	57,350
				319,330
Oregon-1.25%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	25	25,277
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	150	157,969
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	50	52,531
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2038	30	31,443
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2040	15	15,007
Multnomah-Clackamas Counties Centennial School District No 28JT, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	10	10,390
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2030	30	32,738
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	105	114,584
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	55	59,425
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	115	123,657
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	85,740
Oregon (State of) Department of Transportation, Series 2020 A, RB	4.00%	11/15/2038	70	71,073
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	95,905
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	160	170,054
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	215	236,549
Oregon (State of) Facilities Authority (Legacy Health), Series 2022, Ref. RB	5.00%	06/01/2030	25	26,852
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2020, Ref. RB	5.00%	10/01/2040	110	112,462
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	165	177,747
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	65	71,568
Salem-Keizer School District No 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2038	35	35,587
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	690,167
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	65	70,458
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	230	248,579
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	10	10,772
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	107,361
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2037	100	101,993
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	280	287,162
				3,223,050
Pennsylvania-2.11%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	225	243,529
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	160	169,705
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2030	20	21,950
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2030	50	52,933
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	$240	$ 253,949
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	53,607
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	210	227,860
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	135	140,416
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	295	306,102
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	56,780
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	85	92,293
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	100	109,099
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2030	15	16,251
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	170	185,711
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2030	25	27,255
Pennsylvania (Commonwealth of) (Bid Group A), Series 2024, Ref. GO Bonds	4.00%	02/15/2030	55	57,425
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 A, GO Bonds	5.00%	09/01/2030	260	283,656
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2030	70	75,151
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	05/01/2040	45	45,143
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	325	333,686
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2030	255	272,813
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	06/01/2030	5	5,408
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	305	318,080
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	255	262,219
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2030	5	5,468
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	160	170,157
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	500	520,977
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	165	168,902
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2038	5	5,329
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	200	212,522
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	15	16,390
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2030	60	65,560
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	10	10,896
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	185	188,966
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2030	50	54,535
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	70	76,196
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2030	320	340,965
				5,447,884
Rhode Island-0.28%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	101,887
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	130	139,029
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	195	210,293
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	260	279,653
Rhode Island Health & Educational Building Corp. (Brown University), Series 2026, Ref. RB	5.00%	05/15/2031	5	5,381
				736,243
South Carolina-0.56%
Charleston (City of), SC, Series 2019, RB	5.00%	01/01/2044	5	5,222
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	130	141,488
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	80	86,931
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2030	5	5,475
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	100	102,396
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	95	102,870
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	379,476
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2039	100	100,437
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	167,418
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	$145	$ 145,720
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	180	197,562
				1,434,995
Tennessee-0.56%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2030	95	104,084
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	67,184
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	120	124,487
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	25	25,946
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	150	152,927
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	160	162,248
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	125	135,352
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	80	86,625
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	255	257,369
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	295	322,156
				1,438,378
Texas-7.67%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	325	350,850
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	150	162,248
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	350	358,177
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,197
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2050	125	128,022
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	70	76,674
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	271,976
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	93,331
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	415	453,477
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	120	131,126
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2030	35	38,245
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	120	123,525
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	60	61,762
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	75,819
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	115	124,559
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	250	270,965
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	180	195,095
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	28,785
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	201,825
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	395	400,054
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	100	108,165
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	135	146,023
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	75	81,973
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	290	315,178
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2033	120	130,026
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	457,014
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	225,172
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	98,367
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	140	152,155
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	120	130,026
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	160	164,320
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	$65	$ 66,555
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	85	91,810
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	50	52,318
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	100	109,297
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	60	65,578
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	191,270
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	115	124,368
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	35	35,680
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	111,545
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	187,273
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2030	45	48,596
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	100	107,991
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	25	26,998
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	155	167,385
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	310	342,930
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2030	75	80,580
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	535	555,137
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	125	132,847
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	85	92,159
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	100	108,423
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	75	81,241
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	100	109,564
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	90	97,316
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	95	103,002
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2040	50	50,007
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2030	20	21,741
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	65	65,424
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	115	125,643
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	45	49,071
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2030	15	16,357
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2030	25	27,352
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	45	46,149
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	35	35,737
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2038	5	5,084
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	255	278,069
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,053
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	200	211,832
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	250	271,755
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	260	281,747
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	45	48,838
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	210	226,836
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	40	40,726
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	65	65,914
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	55	55,523
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	130,380
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2030	35	38,260
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2030	55	59,379
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	205	222,191
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	9,894
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,405
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	50	54,594
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	$10	$ 10,908
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	24,885
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,401
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	180	196,464
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	110	120,061
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2040	10	10,501
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2030	5	5,410
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2030	15	15,932
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	175,364
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	35	35,617
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	65	68,644
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	125	131,530
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	199,224
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	95	97,544
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	213,433
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2030	150	162,604
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	55	59,514
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	35	37,873
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	675	703,014
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	75,819
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	60	65,484
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	20	20,891
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2030	25	27,282
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	80	86,160
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	40	43,080
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,770
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2030	100	108,091
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	85	92,034
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2030	30	32,692
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	305	335,175
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	205	223,312
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2030	130	141,770
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	30	30,870
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	124,147
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	110	117,821
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	250	267,518
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	80	83,150
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	170	181,366
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	120	127,676
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	180,319
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2037	85	89,869
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	25,946
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	327,383
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	150	154,954
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2045	60	61,952
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	110	112,169
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,399
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	50	54,254
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	185	200,346
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	$50	$ 54,316
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	230	250,447
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	27,141
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	265	278,614
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	267,850
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2032	55	59,741
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	130	140,856
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2033	130	134,888
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	120	124,010
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	108,173
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	180	184,793
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	40	40,885
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	30	30,543
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	71,062
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	60,333
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	65	70,705
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	50,948
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,261
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,354
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2036	25	25,007
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2038	85	83,777
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	14,664
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,721
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	06/30/2035	175	175,718
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	75	75,164
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,617
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2030	5	5,411
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	115	122,806
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	45	48,966
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	104,116
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	120	129,843
Williamson (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2030	15	16,171
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	150	161,711
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,449
				19,775,638
Utah-0.56%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2038	30	31,624
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2039	10	10,510
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	200	217,139
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	110	119,426
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	225	245,892
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	565	591,265
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	205	209,552
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2030	20	22,035
				1,447,443
Virginia-1.29%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	90	98,011
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	170	184,714
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2030	35	37,019
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2030	20	22,003
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2030	30	33,004
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	$165	$ 179,093
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	10	10,118
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	275	282,271
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	110	112,131
Richmond (City of), VA, Series 2020 A, RB	5.00%	01/15/2034	60	64,421
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2025, RB	5.00%	07/01/2030	160	173,711
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	65	68,983
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	75	80,419
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	125	135,385
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	37,908
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	95	100,821
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	160,463
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	151,631
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	280	303,262
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2036	230	234,532
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2037	30	30,521
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2040	15	15,143
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2030	55	59,569
Virginia (Commonwealth of) Public Building Authority, Series 2020 A, RB	4.00%	08/01/2040	45	45,440
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	75	81,995
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	90	98,394
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	245	267,850
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	235	256,456
				3,325,268
Washington-4.46%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	145	159,622
Chelan County Public Utility District No. 1, Series 2020 A, Ref. RB	5.00%	07/01/2030	40	43,573
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	115	118,718
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	153,598
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,378
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	100	101,301
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2034	225	243,331
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2035	220	236,860
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2036	45	48,285
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2030	115	125,598
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2030	40	43,686
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	210	224,691
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	285	288,897
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	230	244,590
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	70	75,929
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	$95	$ 101,332
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	85	89,326
King (County of), WA, Series 2019, GO Bonds	5.00%	01/01/2030	40	42,493
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	90	97,421
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	235	243,356
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	295	324,547
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	200	206,694
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	60	61,439
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	50	50,946
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	70	76,917
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	135	135,837
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	55	55,844
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2030	50	54,581
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2030	45	49,447
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	164,957
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2030	25	27,124
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	107,457
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	45	47,885
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	130	139,011
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	75	79,952
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,631
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	85	90,125
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	79,335
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	158,054
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	215,372
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	5	5,226
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	100	104,031
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	113,838
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	145	156,293
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	80,656
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	100	107,345
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	210	224,748
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	425	453,157
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	160	170,109
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	155	164,324
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2039	55	58,161
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	130	136,654
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	10	10,478
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	271,617
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	80	87,283
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	20	21,620
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	170	183,966
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	20	21,503
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	58,892
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	85	90,451
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	75	79,601
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	45	47,640
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	110	116,112
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	175	189,535
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	202,798
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2030	95	103,939
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	245	267,679
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2030	70	76,587
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	$20	$ 21,683
Washington (State of), Series 2025, GO Bonds	5.00%	07/01/2030	25	27,314
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	140	152,959
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	54,209
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	170	185,996
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	110	120,182
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	145	158,644
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	155	168,297
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	135	146,274
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	235	254,047
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	245	263,965
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	75	82,057
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	59,630
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	80	87,527
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	95	102,996
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	55	59,630
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	81,313
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	85	89,494
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	155	169,585
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	250	257,792
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	250	252,253
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	265,696
				11,504,926
Wisconsin-0.85%
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	04/01/2030	60	64,846
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	320	348,833
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	405	441,492
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	115	125,362
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	325	354,284
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	65	70,857
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	25	27,253
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2030	120	130,812
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	195	213,129
Wisconsin (State of) Health & Educational Facilities Authority, Series 2025, Ref. RB	5.00%	08/15/2030	235	253,773
Wisconsin (State of) Public Finance Authority, Series 2025 B, RB	5.00%	06/01/2030	150	160,705
				2,191,346
TOTAL INVESTMENTS IN SECURITIES(d)-98.76% (Cost $254,958,223)				254,667,855
OTHER ASSETS LESS LIABILITIES-1.24%				3,209,714
NET ASSETS-100.00%				$257,877,569

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.74%
Alabama-0.38%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2031	$40	$ 43,968
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2031	85	94,379
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	155	169,471
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2031	140	155,665
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2031	100	110,682
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	14,291
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	95	103,994
				692,450
Alaska-0.07%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	60	66,601
Matanuska-Susitna (Borough of), AK, Series 2025, RB	5.00%	09/01/2031	55	60,729
				127,330
Arizona-0.94%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	50	55,433
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	50	55,465
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 D, Ref. RB	5.00%	12/01/2031	45	49,661
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	75	82,775
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	82,243
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	125,706
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	230	236,370
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2031	140	155,214
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	95	97,408
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	140	147,299
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	157,037
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	220	242,654
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2031	210	231,624
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2031	10	11,087
				1,729,976
Arkansas-0.18%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	315	328,706
California-18.30%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,675
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	27,877
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2031	35	39,027
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	75	83,811
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	385	427,631
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	80	88,737
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	370	406,971
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	50	54,996
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	125	135,911
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	100	109,992
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	378,219
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	280	293,140
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,055
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	285	295,847
California (State of), Series 2021, GO Bonds	4.00%	10/01/2037	140	144,357
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	35	35,784
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	290	324,256
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	105	117,858
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	340	375,927
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	120	131,760
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	$555	$ 602,373
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	610	620,201
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	295	318,333
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	20	21,202
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	315	349,880
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	65	72,678
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	280	313,885
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	391,850
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	75	83,859
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	290	324,256
California (State of), Series 2024, GO Bonds	5.00%	08/01/2031	15	16,750
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	40	44,725
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	39,134
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	235	262,417
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	345	385,251
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2031	10	11,092
California (State of), Series 2025, Ref. GO Bonds	3.25%	08/01/2031	130	133,656
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2031	155	173,084
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	505	565,384
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2016 B, RB	3.00%	12/01/2031	105	104,045
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2022 A, RB	4.85%	12/01/2042	230	240,978
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	110	121,851
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	215	240,476
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	85	94,645
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	175	194,583
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	60	64,253
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2035	75	79,733
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2031	15	16,952
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2031	30	33,904
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	27,179
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	215	231,786
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	622,799
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	20	20,199
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	314,981
California (State of) Health Facilities Financing Authority(City of Hope Obligated Group), Series 2025, Ref. RB	5.00%	11/15/2031	5	5,478
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	5.00%	10/01/2031	20	22,669
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase III), Series 2025, RB	5.00%	11/01/2031	190	209,958
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	25	28,336
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2031	25	28,119
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	275	303,722
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	77,916
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	115	127,163
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	125	137,265
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2036	50	54,702
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	65	72,622
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	135	149,777
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	155	161,736
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	20	20,778
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	$100	$ 100,974
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	235	247,383
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	165	182,363
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	95	104,319
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	245	268,219
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	70	72,633
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2040	40	40,692
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2041	65	65,580
California (State of) Public Works Board (Various Capital), Series 2021 D, RB	5.00%	11/01/2046	60	63,162
California (State of) Public Works Board (Various Capital), Series 2021, RB	5.00%	11/01/2040	45	48,714
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2031	125	139,136
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2033	185	204,566
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	310	341,529
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2035	135	148,246
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2036	200	218,808
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2034	70	77,120
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,187
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	130	144,883
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	180	200,607
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2031	5	5,586
California (State of) Public Works Board (Various Capital), Series 2026 A, RB	5.00%	09/01/2031	5	5,572
California (State of) Statewide Communities Development Authority (Moldaw residences), Series 2024, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	11/01/2049	200	207,156
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	40	44,882
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	85	90,564
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	110	116,550
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	51,961
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	35	39,384
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2031	60	67,515
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	20	22,426
Fremont Union High School District, Series 2023, GO Bonds	5.00%	08/01/2043	10	10,773
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	230	241,174
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2034	65	72,015
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2040	95	103,071
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	120	134,188
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2031	5	5,599
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2031	15	16,746
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	109,998
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	130	144,542
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	110	121,447
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	100	109,962
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	100	109,536
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2038	40	43,671
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2039	50	54,416
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	60	64,858
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	55	57,957
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	360	374,074
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	96,572
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	240	255,546
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	485	509,904
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	130	133,742
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	115	118,310
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	70	71,551
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	240	244,125
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	30	31,798
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	$170	$ 176,326
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	385	392,260
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	215	230,319
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	170	180,602
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	360	380,318
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	190	193,583
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	170	175,373
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2040	75	79,496
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	200	219,045
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	35	38,333
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2031	60	65,714
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,428
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2031	55	60,238
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	290	324,867
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	155	172,462
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2035	35	36,775
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	160	167,036
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	95	97,969
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	105	107,882
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2040	85	92,307
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	165	174,461
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	90	93,333
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	15	16,424
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	95	106,137
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2039	80	87,190
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2042	45	48,435
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	145	158,480
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	140	151,339
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2043	65	69,759
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2045	20	21,251
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	170	179,496
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	75	84,135
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	40	43,797
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	170	185,152
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2042	110	119,235
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2031	25	28,280
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	170	191,323
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	140	147,781
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2031	50	54,787
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	170	188,158
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	270	285,545
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	280	312,967
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	155	173,250
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	130	145,306
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	180	190,907
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	155,717
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	28,336
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	85	95,917
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,617
Mount Diablo Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	50	56,065
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	63,230
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	30	33,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	$165	$ 174,242
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	115	128,782
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	195	217,256
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	25	26,204
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	175	181,183
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	5	5,627
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	207,310
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	60	67,822
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	160	181,700
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	90	101,525
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	20	19,846
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	25	28,255
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,707
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2031	10	11,213
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	211,084
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	330	341,821
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	350	360,671
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	232,550
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	40	44,933
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	75	84,378
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	145	163,130
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	25	26,647
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	105	111,368
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	115	121,440
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	70	73,585
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	90	94,116
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	20	20,798
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2031	110	123,342
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	55	61,671
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	275	293,618
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	100	112,550
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2031	75	84,413
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	10	11,157
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	110	121,801
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	55	60,690
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	115	126,391
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	140	157,334
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	90	101,279
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	10	11,253
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2043	120	129,850
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	165	177,561
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	115	123,095
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	65	69,181
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	65	73,146
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	14,598
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	15	15,395
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2031	10	11,265
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2031	10	11,265
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	40	40,347
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	50	49,923
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2031	95	107,201
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2031	35	37,651
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	$45	$ 50,396
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	175	192,069
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2041	75	81,793
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,473
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	50	54,544
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2031	30	33,344
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	200,241
University of California, Series 2023 BQ, RB	5.00%	05/15/2031	55	61,185
University of California, Series 2023, Ref. RB	5.00%	05/15/2031	180	200,241
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2031	50	55,622
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	285	317,048
University of California, Series 2024 BX, RB	5.00%	05/15/2031	15	16,687
University of California, Series 2025, Ref. RB	5.00%	05/15/2031	110	122,369
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2031	5	5,603
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	140	154,563
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	160	176,098
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	115	126,129
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	88,564
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	30	31,023
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	35	35,945
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	30	30,669
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	605	635,537
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	139,287
				33,717,074
Colorado-1.65%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	85	92,900
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	75	83,455
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	60	66,073
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,450
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	255	262,485
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	45	45,992
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2038	75	76,039
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2039	90	90,904
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2040	95	95,595
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2031	120	134,173
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	125	133,820
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	207,912
Colorado (State of) Health Facilities Authority (Adventist HealtHdObligated Group), Series 2021, Ref. RB	5.00%	11/15/2041	85	90,632
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	150	165,179
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2031	25	27,530
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2031	55	59,071
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	15,161
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2035	5	5,037
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	45	45,157
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	40	44,648
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	110	122,781
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	20	20,238
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	25	25,456
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	35	38,826
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2031	45	49,920
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2031	25	27,844
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	175,770
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	$125	$ 130,910
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2039	15	15,227
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2040	35	35,364
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2041	95	95,683
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	82,788
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	50	53,041
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	300	332,637
Windy Gap Firming Project Water Activity Enterprise, Series 2021, RB	5.00%	07/15/2051	75	76,885
				3,041,583
Connecticut-3.00%
Bridgeport (City of), CT, Series 2024 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	20	22,093
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2031	90	97,112
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	115	124,696
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2031	60	62,702
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	215	226,446
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	55	54,655
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	170	187,757
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	185	203,056
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	65	71,064
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	35	38,116
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	144,498
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	310	318,142
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	20	20,456
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	260	264,515
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	30	30,399
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	285	303,898
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	195	216,930
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	54,751
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2036	75	81,774
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	95	97,550
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	5	5,086
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	175	187,677
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	85	89,525
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	90	99,939
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	105	116,872
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	110	122,437
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	105	116,392
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	75	83,038
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	185	203,414
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	210,362
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	105	116,531
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	75	83,480
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2031	15	16,535
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2031	205	228,324
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2031	90	99,820
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2031	35	38,819
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	45	47,521
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	50	52,107
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	195	216,018
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	55	60,592
Connecticut (State of) (Transportation Infrastructure), Series 2021 D, RB	5.00%	11/01/2033	70	77,329
Connecticut (State of) (Transportation Infrastructure), Series 2021 D, RB	5.00%	11/01/2034	70	76,998
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2031	90	99,555
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2031	30	33,215
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2031	20	22,143
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2031	45	49,374
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Wesleyan University), Series 2021, RB	4.00%	07/01/2031	$50	$ 53,049
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2031	200	221,935
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	30	33,178
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	50	54,894
				5,536,769
Delaware-0.52%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	185	200,347
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	160	177,007
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	55	54,934
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	100	110,780
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2020, Ref. RB	3.60%	01/01/2031	145	149,503
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	235	256,147
				948,718
District of Columbia-1.86%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	190	205,593
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	70	77,854
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	105	114,846
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	141,669
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	70	75,999
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	46,427
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	85	87,402
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	255	273,918
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2039	35	35,613
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2040	60	60,767
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	55	58,564
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	182,293
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	103,527
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	119,426
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	255	262,205
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2031	10	11,149
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	104,480
District of Columbia, Series 2023 C, RB	5.00%	10/01/2031	65	72,293
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2031	40	44,381
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2031	120	133,463
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2031	20	22,190
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2031	10	11,149
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2031	50	55,341
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2031	10	11,101
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	100	108,332
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,017
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	87,329
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	20	20,620
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	65	70,029
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	100	101,762
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	75	76,110
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	344,336
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	265	273,763
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021, RB	4.00%	07/15/2035	15	15,415
				3,420,363
Florida-3.31%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	165	169,561
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2038	80	81,473
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2039	5	5,068
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2040	140	141,042
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2031	$100	$ 107,742
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	50	55,109
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	270	297,952
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	165	181,422
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2035	80	87,562
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	4.00%	07/01/2031	140	148,264
Central Florida Expressway Authority, Series 2021, Ref. RB(b)	5.00%	07/01/2031	95	105,086
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	110	121,678
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	215	222,479
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	15	15,392
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2039	25	25,558
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2031	55	60,620
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	240	259,374
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	200	222,254
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	177	196,695
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2031	87	96,680
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2031	25	27,782
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	190	211,316
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2031	55	60,977
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	220	216,243
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025 A, Ref. RB	5.00%	10/01/2031	90	99,720
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	75	76,680
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	35	35,645
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	5	5,069
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	130	133,451
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	135	140,366
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	90	99,485
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2031	35	38,689
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2031	155	172,309
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2031	30	32,758
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	45	48,984
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	80	80,638
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2031	15	16,480
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	75	82,354
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	119,135
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	55	56,837
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2035	50	51,554
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,687
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	65	66,652
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2038	45	46,017
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	40	40,741
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	70	70,850
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	135	140,667
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2031	15	16,604
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2031	50	55,308
Miami-Dade (County of), FL, Subseries 2021 B-2, Ref. RB	4.00%	10/01/2040	85	86,185
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2031	45	49,296
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	150	165,029
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2040	5	5,039
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	205	222,219
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2037	25	26,982
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	150	161,277
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2039	55	58,996
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	105	112,619
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2031	35	38,655
Pasco (County of), FL, Series 2021, Ref. RB	5.00%	10/01/2046	45	46,606
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	120	131,564
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	$80	$ 83,138
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2031	35	39,019
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	10	10,362
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	15	15,232
				6,101,227
Georgia-1.52%
Atlanta (City of), GA, Series 2023 F, Ref. RB	5.00%	07/01/2031	20	22,133
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	25	27,878
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds(b)	5.00%	12/01/2031	45	50,071
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2031	50	54,958
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	105	117,112
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2031	5	5,530
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2031	55	60,877
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2031	5	5,515
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	45	47,062
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	65	67,728
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	25	25,703
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,233
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	170	189,415
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	20	22,105
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	35	38,997
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	105	116,991
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	310	342,712
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	210	229,572
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	191,021
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	195	217,270
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,318
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2050	25	25,384
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2042	120	120,559
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	105	116,674
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	125	135,823
Gwinnett County School District, Series 2021, GO Bonds	4.00%	02/01/2037	25	25,714
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2031	200	221,074
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	90	96,083
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2031	30	31,848
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2031	35	38,891
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	130	141,466
				2,806,717
Hawaii-0.61%
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2031	125	135,954
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	55	59,721
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	155	167,568
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	95,765
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2031	30	33,290
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	250	270,656
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	210	231,846
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	120	132,483
				1,127,283
Idaho-0.55%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	145	146,365
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	450	453,185
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	170	188,663
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	210	233,055
				1,021,268
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-5.32%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	$200	$ 206,439
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2034	100	102,895
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	27,191
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	275	302,438
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	275	282,247
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2031	90	98,493
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	135	150,287
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,536
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2031	70	76,606
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	385	398,345
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2057	50	50,491
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	260	281,389
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2031	260	281,780
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	160	172,243
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	135,794
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	235,332
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2033	110	118,473
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	215	230,666
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2035	10	10,680
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	330	351,003
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	115	121,769
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	375	382,255
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	100	108,461
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	60	60,679
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	195	211,839
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	140	152,089
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	65	70,734
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	95	103,984
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	300	327,018
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	105	114,263
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	330	358,115
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2031	85	92,498
Illinois (State of) Finance Authority, Series 2020, RB	4.00%	07/01/2040	15	15,083
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	113,822
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	193,125
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	48,036
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	39,786
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	01/01/2031	130	143,091
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	465	503,469
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	110	118,753
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	105	112,888
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	10	10,163
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2039	130	131,162
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2031	75	83,075
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2031	35	38,308
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2031	60	65,671
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	110	121,193
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	19,617
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	105	113,181
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	260	280,257
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	125	133,096
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	40	42,405
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	1,110	1,156,865
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	100	109,617
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	125	135,285
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	$260	$ 281,367
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	45	48,823
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	105	115,223
				9,806,393
Indiana-1.36%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	43,569
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	103,077
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	64,855
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	30	32,333
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	80	85,647
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	137,784
Indiana (State of) Finance Authority, Series 2021 B, Ref. RB	4.00%	02/01/2040	10	10,131
Indiana (State of) Finance Authority, Series 2021 B, Ref. RB	5.00%	02/01/2041	15	16,019
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2031	15	16,576
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	110	121,765
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	75	80,891
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	374,612
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	4.00%	10/01/2039	15	15,115
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	65	71,202
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	75	77,321
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	95	97,533
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	140	154,363
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2031	65	71,669
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	180	197,059
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	130	142,679
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	50	54,924
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	110	119,911
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	108,718
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2035	80	86,747
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	56,391
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	55	56,143
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	75	75,683
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	35	35,097
				2,507,814
Iowa-0.09%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	155	172,607
Kansas-0.28%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	103,548
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	85	91,480
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	125	138,792
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2031	30	33,310
Leavenworth County Unified School District No. 458, Series 2024, GO Bonds	5.00%	09/01/2049	150	152,335
				519,465
Kentucky-0.21%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2031	85	94,003
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2031	25	27,481
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2031	$150	$ 165,701
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2031	90	99,420
				386,605
Louisiana-0.45%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	205	219,819
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2040	10	10,696
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2031	165	181,776
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	190	211,259
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	155	171,383
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2031	10	11,020
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2031	25	27,660
				833,613
Maryland-2.58%
Maryland (State of), First Series 2016, GO Bonds	3.00%	06/01/2031	170	169,205
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	165	180,241
Maryland (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	5	5,427
Maryland (State of), Series 2021 A, GO Bonds	4.00%	08/01/2036	5	5,155
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	160	177,566
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2031	45	49,940
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2031	190	210,859
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	160	178,012
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	155	171,158
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	110	119,394
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	235	259,778
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	226,753
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	110	120,910
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	45	47,141
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	345	378,758
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	490	536,154
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	255	277,844
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	340	317,780
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	140	152,991
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2031	275	302,060
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	250	260,916
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	15	15,468
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	65	70,828
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	5.00%	07/01/2031	70	77,572
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2031	85	94,194
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	80	89,006
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	52,382
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2031	125	139,764
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	55	61,060
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2031	10	11,102
				4,759,418
Massachusetts-2.85%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	65	72,762
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2031	25	27,657
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	35	34,598
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	65	72,441
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	20	22,177
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	40	43,651
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	120	131,675
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	180	193,407
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	175	187,215
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	505	562,814
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	250	259,328
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	$200	$ 207,067
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	98,076
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	335	344,956
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2037	80	87,096
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2040	10	10,783
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	125	132,957
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	285	314,766
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	165	184,120
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	105	117,313
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	45	49,897
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	85	94,002
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	150	167,590
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	150,455
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	72,712
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2031	100	111,028
Massachusetts (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2031	10	11,103
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2031	20	22,262
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	430	445,702
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	75	83,452
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	95,670
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	133,041
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2033	5	5,508
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2034	50	54,877
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2035	195	213,249
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	135	139,116
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	35	35,925
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2038	40	40,844
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2039	20	20,355
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2031	5	5,563
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	20	21,379
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2031	5	5,551
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024 B, RB	5.00%	02/15/2031	40	44,223
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	30	30,702
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2031	35	38,662
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	10	11,271
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	30	33,172
				5,242,170
Michigan-1.59%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2031	130	143,802
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2031	50	55,308
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	75	82,663
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	105	115,728
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	235	240,888
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	169,882
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	205	226,029
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	145	159,188
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	130	134,115
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	25	25,579
Michigan (State of), Series 2021, RB	5.00%	11/15/2031	95	106,201
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	254,690
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	120	123,281
Michigan (State of), Series 2021, RB	4.00%	11/15/2039	55	56,054
Michigan (State of), Series 2021, RB	4.00%	11/15/2040	75	76,064
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	215	217,366
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	100	111,790
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2031	$20	$ 22,142
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	120	131,468
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	123,839
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	230	235,458
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	105	108,824
				2,920,359
Minnesota-1.20%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	75	82,078
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	90	90,520
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	30	30,037
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	29,735
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	285	311,757
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	150	167,250
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	40	42,065
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2034	10	10,465
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2035	20	20,773
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	70	72,351
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2037	115	118,071
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2039	30	30,570
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	160	178,400
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	80	89,088
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	55	61,248
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	295	327,706
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	25	27,840
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2031	65	72,384
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,568
Minnesota (State of) (Bidding Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	120	133,632
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	80	88,510
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	165	183,038
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2031	35	38,446
				2,211,532
Mississippi-0.09%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2031	150	164,155
Missouri-0.59%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	20	22,303
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2038	40	40,896
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2040	5	5,052
Missouri (State of) Health & Educational Facilities Authority, Series 2021 A, Ref. RB	5.00%	07/01/2031	50	54,984
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	220	239,844
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	35	38,809
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2031	310	342,439
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2031	25	27,751
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2041	10	10,594
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	158,275
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	146,537
				1,087,484
Nebraska-0.07%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	105,321
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2031	25	27,292
				132,613
Nevada-0.48%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	90	95,215
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	$70	$ 77,038
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	145	159,000
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	245	267,687
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2031	20	22,073
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2031	5	5,505
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2031	5	5,505
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	200	221,957
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	38,758
				892,738
New Jersey-2.42%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	170	178,091
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	1,090	1,152,112
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	145	143,903
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2031	5	5,537
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	60	65,521
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	150	165,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	105	114,204
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	280	307,999
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	305	333,067
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2034	15	15,381
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	20	20,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	10	10,151
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2031	140	154,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	200	219,999
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	95	104,540
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	115	125,998
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	110	120,049
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2037	55	55,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	25	25,112
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	235	255,336
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	105	115,500
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	185	203,499
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2031	10	11,000
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2031	505	554,481
				4,456,441
New Mexico-0.27%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,546
New Mexico (State of) (Various Capital), Series 2025, GO Bonds	5.00%	03/01/2031	40	43,350
New Mexico (State of) Finance Authority, Series 2025 C, RB	5.00%	12/15/2031	50	55,745
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	225	248,887
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	45	49,778
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2031	80	88,493
				502,799
New York-20.08%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	90	101,522
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	65	72,228
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	105	117,184
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	55	57,839
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	198,756
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2031	220	243,934
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2031	95	105,335
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	30	33,264
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2031	75	83,159
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	205	229,733
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	75	79,679
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	280	312,512
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	$255	$ 269,859
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	85	94,489
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	355	374,096
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	65	72,002
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2035	105	110,101
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	65	71,715
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	220	219,430
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	160	177,138
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	70	72,204
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	20	20,470
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	25	25,536
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2036	210	215,502
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight Series 2025, Ref. RB	5.00%	01/15/2031	10	11,083
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2031	60	67,181
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2031	15	16,761
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	20	22,482
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	3.00%	12/01/2031	20	20,166
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2031	100	111,742
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	50	51,811
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	65	65,902
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	70	70,703
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	65	70,918
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	155	157,875
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	105	114,470
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	170	184,701
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	205	223,489
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	235	254,452
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	255	275,727
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	255	276,707
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	95	102,722
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	120	129,754
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	185	202,514
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2034	10	10,321
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	210	227,137
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2038	60	60,336
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2039	5	5,004
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2040	10	9,976
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	380	390,233
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	125	134,653
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	235	252,090
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2038	10	10,065
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	165	175,733
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2040	290	290,102
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	173,614
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	45	47,169
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	470	490,220
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	40,907
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	140	153,631
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	285	314,188
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	205	222,728
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	330	363,796
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,048
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2031	10	11,024
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	90	99,217
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	200	220,482
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	30	33,072
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	30	32,882
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	$325	$ 356,643
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	30	33,072
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2031	15	16,536
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2031	200	220,482
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	100	110,241
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2031	75	82,865
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	65	71,412
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	210	231,765
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2031	225	246,323
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	250	253,769
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	50	54,426
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	280	311,758
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2031	140	154,009
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	420	432,777
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2039	50	50,589
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	350	370,427
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	195	200,045
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	345	384,131
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	35	35,933
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2033	25	27,559
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	340	348,673
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	210	231,309
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2031	115	128,044
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2031	35	38,970
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	60	65,538
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	125	136,538
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2031	25	27,162
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	180	196,348
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	30	33,199
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	180	197,103
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	395	430,890
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	25	25,919
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	45	46,042
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	40	40,700
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	125	136,011
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	270	292,718
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	5	5,149
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2037	85	86,989
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	85	86,466
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	70	70,872
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	50	52,097
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	405	436,837
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	215	231,215
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	85	91,084
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	110	111,908
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	70	70,916
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	280	306,501
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	275	300,076
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	310	336,936
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	205	222,036
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,405
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	60	61,272
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	70	71,122
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2035	15	15,504
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	145	159,923
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	135	149,395
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	$90	$ 99,596
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	235	260,057
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	40	43,965
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	20	21,983
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	210	230,818
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2031	35	38,470
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2031	25	27,478
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2031	220	241,810
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	85	94,063
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2031	15	16,599
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	70	77,464
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	145	160,461
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	125	138,328
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2031	75	82,997
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	165	180,713
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	175	194,925
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	253,524
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	231,764
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	105	107,595
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	185	188,563
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	50	50,160
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	215	237,596
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	175	194,925
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	270	298,789
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2031	45	49,798
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	315	341,451
New York (City of), NY Trust for Cultural Resources (The) (Whitney Museum of American Art) (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2031	45	49,174
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	15	16,778
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	275	306,961
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	110	121,063
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	140	151,147
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	405	447,783
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	305	333,885
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	30	31,082
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	225	245,584
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	440	478,833
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	275	298,156
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	10	10,169
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	10	10,088
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2039	65	65,336
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,176
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	112,661
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	235	259,825
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	125	138,205
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	120	131,203
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	165	181,656
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	175	191,064
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	465	505,942
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	60	62,759
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2031	360	398,029
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	155	171,742
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2031	220	243,761
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	165	180,915
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	75	81,209
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,583
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2031	15	16,620
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	$50	$ 56,244
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	110	121,880
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	520	574,931
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2031	65	72,021
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2031	115	127,148
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2031	50	55,282
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	75	83,415
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	165	180,038
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	35	35,336
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	45,151
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	110	112,706
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2031	5	5,563
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2031	20	21,915
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2031	45	50,048
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	50	56,600
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	140	157,870
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	22,265
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	130	144,096
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	45	49,641
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	40	40,774
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2038	40	40,590
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2039	5	5,046
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2031	20	22,553
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	165	182,430
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,451
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	20	20,253
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2033	15	16,573
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	45	49,501
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	60	65,736
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	35	35,761
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2040	70	70,308
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2031	55	60,814
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	16,586
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2031	45	49,754
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	150	165,846
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	70	71,548
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	5	5,084
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	30	30,314
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2033	5	5,488
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2034	95	103,913
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2039	155	156,276
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	75	83,619
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	200	222,985
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	65	72,470
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	80	86,694
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	195	213,352
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2031	5	5,521
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2031	55	61,188
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2031	15	16,627
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	10	11,085
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	210	229,170
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	120	122,564
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	10	10,168
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	$215	$ 217,556
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	90	99,379
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,166
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2031	275	304,917
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,200	1,227,015
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	75	81,674
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	185	200,651
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	185	199,864
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	50	53,837
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	215	230,385
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	215	225,418
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	145	151,363
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2031	15	16,632
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2031	105	116,423
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2031	55	61,645
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	181,552
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	190	209,732
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	545	557,704
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	80	81,456
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	225	230,518
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	59,592
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	220	244,522
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2031	120	128,030
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	85	95,205
				37,001,813
North Carolina-0.97%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2031	105	114,754
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	111,420
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	30	32,836
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2031	130	144,075
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	111,708
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	50	54,548
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	60	66,355
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	35	38,575
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	75	81,885
North Carolina (State of), Series 2021, RB	4.00%	03/01/2034	10	10,375
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	20	20,678
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	40	44,236
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2031	50	55,295
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	331,070
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	15	15,293
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2031	90	100,192
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	145	160,425
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,662
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,609
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2037	10	10,282
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	10	10,248
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	155	172,095
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	60	66,962
				1,784,578
Ohio-2.99%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	55	59,552
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2038	5	5,053
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	40	43,740
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2033	150	163,020
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2035	95	102,403
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	$100	$ 102,062
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.25%	12/01/2053	10	10,377
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2031	75	84,607
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2031	5	5,461
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2031	60	60,001
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2031	55	60,304
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	165	183,681
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	55	61,227
Hilliard (City of), OH, Series 2022, RB	5.00%	12/01/2058	50	51,391
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,754
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2031	10	11,157
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2031	30	33,382
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	30	32,502
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	10	10,244
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	130	139,458
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	257,081
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	95	105,788
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2031	130	143,671
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	175	192,792
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	50	55,646
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2031	5	5,547
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2031	45	50,110
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2031	145	161,771
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	130	145,649
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	380	397,024
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	170	175,310
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2013, RB	5.80%	02/15/2036	90	100,578
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2031	195	214,588
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	185,521
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	185	200,188
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	245	264,201
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2036	40	43,468
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2039	25	26,881
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	178,653
Ohio (State of) Water Development Authority, Series 2024 A, GO Bonds	5.00%	06/01/2031	40	44,332
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2031	50	55,824
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2031	75	83,736
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	60	65,210
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	140	142,854
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	145	156,483
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	25	25,372
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	120,825
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2031	80	89,319
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	45	49,751
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	110	121,116
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2035	20	21,920
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	160	174,344
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2037	5	5,109
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2038	15	15,284
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2039	$25	$ 25,391
Tipp (City of), OH Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	180	184,861
				5,515,574
Oklahoma-0.25%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2031	10	10,909
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	103,055
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2031	10	10,940
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	175	191,357
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	4.38%	10/01/2054	5	4,899
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	95	98,907
Payne (County of), OK Economic Development Authority (Stillwater Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	09/01/2031	30	32,879
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,377
				463,323
Oregon-0.33%
Oregon (State of), Series 2021, GO Bonds	5.00%	05/01/2036	80	86,969
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2031	70	77,652
Oregon (State of) (Article XI-Q State), Series 2021, GO Bonds	4.00%	05/01/2039	10	10,169
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	245	271,782
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	60	65,485
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2031	85	94,976
				607,033
Pennsylvania-3.25%
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	65,357
Pennsbury School District, Series 2023, GO Bonds	5.00%	08/01/2043	65	68,600
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	332,709
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	75	81,473
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	75	82,663
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	355	371,569
Pennsylvania (Commonwealth of), First Series 2023 A, Ref. GO Bonds	5.00%	09/01/2031	175	193,677
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	270	298,817
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2031	75	82,953
Pennsylvania (Commonwealth of), First Series 2024, Ref. GO Bonds	4.00%	02/15/2031	5	5,262
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	160	177,280
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2031	210	232,269
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	430	466,126
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2031	5	5,430
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	250	261,636
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	131,017
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	305	316,596
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2040	30	29,809
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2041	470	466,855
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2037	65	70,259
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2038	15	16,154
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2039	45	45,996
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2041	45	45,737
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	175	182,197
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	470	490,010
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	102,885
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	151,980
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	80	88,671
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2035	55	59,746
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2036	115	124,364
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	40	40,725
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	$120	$ 121,109
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	360	374,818
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2031	95	105,286
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2031	130	143,445
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2031	20	22,083
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2039	40	39,499
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2041	30	29,664
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	55	60,955
				5,985,681
Rhode Island-0.06%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	95	102,781
South Carolina-0.89%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	15	15,847
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	40,664
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2031	30	33,274
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	285,669
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	10,886
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2034	45	46,427
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2035	10	10,254
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2036	5	5,092
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	355	356,860
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	65	69,341
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	80	84,450
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	90	99,756
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	170	177,799
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2031	85	94,760
South Carolina (State of) Transportation Infrastructure Bank, Series 2024 A, Ref. RB	4.00%	10/01/2031	95	100,392
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	190	199,514
				1,630,985
South Dakota-0.18%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	310	337,616
Tennessee-0.54%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2031	20	22,248
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	115	119,900
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	230	249,303
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	70	72,613
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	250	259,988
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	65	68,442
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2031	30	33,048
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	150	162,224
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,554
				993,320
Texas-7.57%
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,498
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	160	166,468
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2031	25	27,753
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	80	88,938
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2031	15	16,636
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	65	66,594
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	$155	$ 171,109
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,206
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	155	171,992
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	122,059
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	4.00%	08/15/2035	50	51,809
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	325	360,627
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	70	77,674
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2031	105	116,510
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	205	211,503
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	155	157,232
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,311
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2039	10	10,014
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	125	137,556
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	135	148,561
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	105	108,085
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	235	257,843
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	35	35,758
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	170	186,761
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2031	45	49,774
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	90	98,090
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	70	76,292
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	100	110,610
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	60	66,398
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2031	105	115,220
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	220	241,414
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2031	15	16,460
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2031	145	159,114
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	95	106,831
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	110,151
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	145	161,342
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	170	175,646
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	60	61,244
Fort Worth (City of), TX, Series 2022, Ref. GO Bonds	4.13%	03/01/2042	50	50,328
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	110	120,846
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	105	115,596
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	130	137,827
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	55	61,046
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	10	10,362
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	85	94,126
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2031	20	22,225
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2031	30	33,337
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2031	35	38,020
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2026 A, Ref. RB	5.00%	12/01/2031	20	22,039
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	95	104,517
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	440	483,931
Highland Park Independent School District/Dallas County, Series 2024, Ref. GO Bonds	5.00%	02/15/2031	60	66,139
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	195	215,410
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	50	55,452
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	$5	$ 5,509
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	60,888
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	40	44,259
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	75	82,152
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	60	66,424
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	100	109,184
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	140	152,331
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	30	32,525
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	155	167,410
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	05/15/2037	15	15,339
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	305	315,028
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	110	112,205
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	145	156,265
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	220	235,984
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	80	85,525
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	15,926
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2041	35	37,092
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	50	52,782
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2043	55	57,876
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	120	123,353
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	140	154,063
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	57,247
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2031	120	132,719
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2031	115	125,754
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	15	15,479
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	130	133,564
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	25	25,587
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2037	5	5,078
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2038	55	55,597
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2039	5	5,026
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2031	395	431,939
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	20	21,961
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2031	125	136,690
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2031	150	164,705
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2031	30	32,805
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	55,046
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2031	140	154,863
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	160	176,987
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	190	210,457
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2031	85	94,152
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	65	71,297
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	11,023
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	190	196,121
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	274,723
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	30	32,033
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	185	196,744
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	169,613
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	132,060
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	210	217,991
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	10	10,297
San Antonio (City of), TX, Series 2021 A, Ref. RB	5.00%	05/15/2046	115	119,667
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	55	60,319
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2031	20	21,934
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	$5	$ 5,468
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	65	71,558
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	50	55,062
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2031	150	165,694
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2031	50	55,610
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	205	226,270
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	340	372,528
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	110	119,828
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	215	238,436
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	88,137
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	255	279,885
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	36,291
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	105	108,413
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	95	105,667
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2031	10	11,123
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	90	99,458
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	35	38,451
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2031	60	65,969
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	135	134,530
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	40	44,000
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	60	65,701
				13,951,961
Utah-1.78%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	120	133,174
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	80	88,134
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	80	87,487
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	115	125,361
Intermountain Power Agency, Series 2022 A, Ref. RB	4.00%	07/01/2036	95	97,618
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	75	81,103
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	95	102,345
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	200	214,672
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2040	425	454,524
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	200	213,005
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	165	174,895
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	40	42,259
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	336,451
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	545	569,576
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2031	65	71,609
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	5	5,124
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	114,240
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	80	83,364
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	150	166,427
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	76,268
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2031	40	44,705
				3,282,341
Virginia-1.14%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,475
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2031	30	31,963
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	80	89,439
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	255	280,190
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	120	132,145
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	170	187,205
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	30	31,155
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	$130	$ 143,157
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	185	203,723
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2034	20	20,655
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2037	45	45,978
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2031	20	22,024
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	155	172,133
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	253,627
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2034	80	83,136
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	90	92,832
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2038	20	20,409
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	65	72,185
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	123,255
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	70	77,665
				2,093,351
Washington-5.03%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	165	184,261
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	210,452
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	165	181,979
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2035	50	54,908
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2036	140	153,124
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	90	90,512
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	80	85,152
Energy Northwest, Series 2021 A, Ref. RB	4.00%	07/01/2042	40	40,248
Energy Northwest, Series 2021 A, Ref. RB	4.00%	07/01/2042	40	40,248
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	150	166,301
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2031	65	72,064
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	310	332,880
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	335	358,551
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	55	55,342
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	70	77,607
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2031	35	38,803
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	130	143,150
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	70	70,903
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2041	10	10,074
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2031	110	121,767
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	261,657
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	20	20,510
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	50	55,797
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	75	74,168
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	60	60,683
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	170	176,788
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	275,480
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2033	65	71,639
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	86,030
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2039	70	75,039
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	80	85,125
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	75	79,486
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	50	52,527
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	$160	$ 167,122
Washington (State of), Series 2021 F, GO Bonds	5.00%	06/01/2045	105	110,008
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	85	92,326
Washington (State of), Series 2023, GO Bonds	5.00%	02/01/2031	20	22,052
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2031	265	294,064
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	60	66,580
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2031	35	38,887
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2031	5	5,548
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2031	30	33,331
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	55	61,107
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	60	62,054
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	60	61,729
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	66,580
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	90	99,994
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	80	87,114
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	290	322,203
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	155	170,204
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	105	114,934
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	165	179,843
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	245	265,857
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	115	124,268
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	30	32,309
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	65	71,669
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	320	350,300
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	60	65,477
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	240	261,148
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	185	200,537
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	140	151,151
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	65	72,218
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	190	209,493
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	100	110,259
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	85	94,439
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	65	71,669
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	175	187,870
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	20	21,309
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	110	116,065
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	130	136,378
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	150	166,657
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	270	289,033
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	145	153,939
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.00%	08/15/2031	15	16,250
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	185	188,488
				9,275,718
West Virginia-0.11%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	195	201,965
Wisconsin-0.83%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	85	88,821
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	175	190,649
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	205	223,331
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2036	65	70,820
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	210	232,343
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	110,639
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	85	94,044
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2031	110	121,703
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2031	$170	$ 188,730
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	190	210,934
				1,532,014
TOTAL INVESTMENTS IN SECURITIES(d)-98.74% (Cost $181,842,854)				181,955,724
OTHER ASSETS LESS LIABILITIES-1.26%				2,320,953
NET ASSETS-100.00%				$184,276,677

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.77%
Alabama-0.63%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2032	$15	$ 16,694
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	65	71,757
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	160	175,888
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2036	90	98,460
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	115	125,105
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	154,307
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	295	309,045
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	5	5,172
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2032	25	28,002
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2047	35	36,500
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2052	145	148,518
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	110,608
				1,280,056
Alaska-0.02%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	40	44,967
Arizona-0.63%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	70	78,695
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	45	46,408
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	60	67,485
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	55,775
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	130	144,462
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	165	182,382
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	115	126,052
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2039	5	5,090
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	25	25,200
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	90	99,018
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,431
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2032	65	73,073
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,245
Queen Creek (Town of ), AZ, Series 2022, RB	5.00%	08/01/2047	5	5,212
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2032	220	246,395
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	70	78,398
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2032	15	16,854
				1,281,175
Arkansas-0.16%
Beaver Water District of Benton & Washington Counties, Series 2025, RB	4.88%	04/15/2050	60	61,679
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	30	30,845
Fayetteville (City of), AR, Series 2022, RB	2.88%	11/01/2032	10	10,005
University of Arkansas, Series 2022 A, RB	5.00%	04/01/2047	50	51,985
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	40	41,578
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	129,891
				325,983
California-16.67%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	250	257,663
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	60	64,056
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	295	315,790
Alisal Union School District, Series 2022 B, GO Bonds	4.25%	08/01/2054	25	24,171
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	21,274
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	80	90,654
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	140	153,647
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	190	207,332
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	$100	$ 108,576
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	80	86,421
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	40	42,953
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	50	53,382
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	165	174,189
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	360	405,642
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	110	104,378
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	185	183,544
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	168,588
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	520	586,542
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	55	61,372
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	90	100,303
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	155	174,835
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	290	329,019
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	160	180,011
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	185	207,548
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	55	61,201
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	120	132,101
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	10	10,584
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	165	177,713
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	220	230,263
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	280	318,387
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	330	368,437
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	550	617,036
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	155	172,476
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	55	60,757
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	290	322,305
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	10	10,141
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	270,890
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	35	35,526
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	380	413,789
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	515	561,900
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	40	45,433
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	165	187,200
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	10	11,345
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,364
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,345
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	320	362,646
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	15	16,999
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	220	249,601
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2032	70	78,862
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	80	90,661
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	65	73,655
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	225	257,576
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2034	15	17,084
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	170	195,549
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2032	40	45,942
California (State of) Infrastructure & Economic Development Bank, Series 2023, RB	4.00%	10/01/2039	75	77,998
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	57,610
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	20	22,869
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	125	142,328
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	45	50,965
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	5	5,166
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	$20	$ 20,545
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	15	15,324
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	30	30,507
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	391,839
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	104,242
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2024, Ref. RB	5.00%	01/01/2032	10	11,069
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	50,393
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	150	154,939
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	80	84,907
California (State of) Public Works Board (Green Bonds), Series 2022 D, RB	4.00%	05/01/2043	40	39,962
California (State of) Public Works Board (Various Capital), Series 2021, RB	5.00%	11/01/2032	25	27,837
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2032	25	27,738
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2032	10	11,095
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	345	386,144
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	167,139
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	90	101,722
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	141,737
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	35	39,340
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2037	25	27,747
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2032	20	22,605
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	208,193
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	100	103,077
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	121,341
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	50	52,930
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2032	30	32,144
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,130
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2032	5	5,710
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2036	20	22,491
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	40	44,604
Gavilan Joint Community College District, Series 2024 C, GO Bonds	5.00%	08/01/2048	20	20,894
Hercules Redevelopment Agency Successor Agency, Series 2022 A, Ref. RB, (INS - AGI)(a)	5.00%	08/01/2042	90	96,234
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	109,668
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2047	150	159,821
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2052	120	125,716
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2038	85	95,546
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2039	30	33,558
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2040	50	55,629
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	130	148,917
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	62,548
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	37,003
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	140	155,156
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	95	104,159
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2035	55	60,207
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2036	45	49,074
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	65	70,451
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2039	490	525,942
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2040	145	155,221
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2041	75	79,976
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	100	106,195
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	$255	$ 270,087
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	75	77,376
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	40	40,852
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	151,728
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	110	118,537
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	45	48,224
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,679
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2040	300	319,580
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	245	259,059
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	50	52,740
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	56,616
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	254,940
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	109,054
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	195	211,354
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	156,224
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	75	80,374
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	80	85,868
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	210	224,261
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	120	127,832
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	180	192,688
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	100	106,144
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	110	117,298
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	52,869
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	25	26,549
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	130	137,691
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	100	105,480
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	53,668
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2040	20	21,410
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	165,283
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2042	30	31,859
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2043	55	58,254
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	36,109
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	204,260
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,541
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2032	55	60,954
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2032	5	5,541
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2032	120	132,991
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	72,557
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	75	85,069
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,384
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2032	10	11,493
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2032	15	17,155
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2035	255	289,058
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	165	186,123
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	125	140,358
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	115	113,691
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	95	106,739
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	72,626
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	70	77,905
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	50	55,428
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	83,654
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	20	20,695
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2039	125	128,884
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	30	30,762
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2041	15	15,324
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	605	685,941
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	30	34,014
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	$35	$ 40,170
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	120	135,148
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2032	155	177,178
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	10	10,529
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	68,244
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGI)(a)	5.00%	11/01/2047	25	26,388
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2032	50	55,819
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	205	215,302
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	235	259,164
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	112,748
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	195	215,919
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	350	386,041
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	275	301,718
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	200	218,412
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	35	37,964
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	225	242,450
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	300	300,553
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	1,055	1,111,776
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2035	180	202,013
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2036	255	283,942
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,410
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	245	281,393
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	173,076
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	40,304
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,072
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	208,415
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,715
San Diego (County of), CA Regional Transportation Commission, Series 2026 A, Ref. RB	5.00%	04/01/2032	10	11,431
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	111,209
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	130	145,753
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2032	40	45,569
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2032	40	42,872
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2042	45	48,906
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	15	17,158
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2032	85	97,231
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2032	160	180,844
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	535	554,534
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	111,471
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,419
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	15	17,245
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2035	25	28,119
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, RB	5.00%	11/01/2048	205	215,554
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2032	20	22,818
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	70	79,770
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2034	15	16,949
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2035	70	78,732
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	44,767
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	75	83,512
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2038	40	44,362
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2039	10	11,029
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.25%	10/01/2040	45	50,234
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2041	35	38,418
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	20	22,993
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	$250	$ 285,224
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2032	50	57,045
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	205	225,875
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	105	111,918
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	10	11,461
San Francisco Bay Area Rapid Transit District (Election of 2021), Series 2022, GO Bonds	5.00%	08/01/2040	45	49,455
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	50	51,745
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	110	117,234
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2043	50	50,862
San Jose Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	25	28,730
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	128,056
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2050	25	26,140
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	155	176,928
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	63,583
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2032	10	10,843
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	60	68,339
Santa Clarita Community College District, Series 2022, GO Bonds	5.25%	08/01/2045	30	32,423
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	70	74,189
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	161,520
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	75	79,170
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2052	10	10,386
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	175	185,451
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	50	51,865
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2032	55	60,889
University of California, Series 2022 BK, RB	5.00%	05/15/2032	785	885,636
University of California, Series 2022 BK, RB	5.00%	05/15/2052	780	813,234
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	40	45,081
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	162,296
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	60	66,882
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	45	49,976
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	160	176,882
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	170	186,923
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	141,025
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	157,948
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	135	152,307
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	35	39,487
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2032	40	45,128
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	69,027
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2044	35	35,501
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	300	317,954
				33,758,174
Colorado-3.59%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	204,743
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	60,824
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	290	336,722
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	150	173,490
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	265	305,222
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	195	224,143
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2032	175	198,321
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	27,304
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2039	130	141,432
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2040	$30	$ 31,793
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	47,574
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2042	30	31,558
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	264,452
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	20	20,637
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2032	350	384,392
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	150	167,304
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	260	268,972
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	320	327,396
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	45	49,848
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2035	45	49,568
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2036	245	268,177
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	500	544,252
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	260	273,642
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	115	120,264
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	355	362,000
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024, Ref. RB	5.00%	05/15/2032	65	72,499
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. RB	5.00%	11/01/2032	25	28,254
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2032	110	123,209
Colorado School of Mines, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.25%	12/01/2052	30	31,255
Colorado Springs (City of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,493
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	70	73,712
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2032	10	11,332
Denver (City & County of), CO, Series 2022 A, GO Bonds	5.00%	08/01/2037	30	33,040
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	20	20,884
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	104,518
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2047	50	53,027
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	85	88,695
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2032	5	5,616
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2032	30	33,808
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	258,710
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	35	39,024
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2035	20	22,194
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2036	40	44,146
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2037	45	49,430
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	85	92,990
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2039	60	65,398
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	54,284
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	20	21,669
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	107,674
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	170	180,194
Gunnison Watershed School District No. Re 1J, Series 2023, GO Bonds	5.00%	12/01/2047	20	20,884
Park Creek Metropolitan District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	12/01/2043	50	52,993
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	50	54,267
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2038	50	54,078
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2041	120	128,377
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2043	30	31,796
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	99,061
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	20	20,043
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	160	162,055
Rangeview Library District, Series 2022 A, COP	4.75%	12/15/2052	25	25,152
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	100	106,415
				7,265,206
Connecticut-1.39%
Ansonia (City of), CT, Series 2024, COP	4.75%	12/01/2045	185	190,253
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	80	79,957
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2032	70	77,076
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2032	$10	$ 11,087
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	185,243
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	94,372
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2035	5	5,216
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	56,121
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2032	30	33,758
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	16,913
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	20	22,344
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	160	176,919
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	32,624
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	35	37,805
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	35	39,465
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	50,561
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	75	84,182
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	95	105,983
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2032	15	16,772
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	85	95,896
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2032	30	33,723
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2032	125	124,651
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	120	125,178
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,560
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	210	216,436
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	35	38,895
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	49,534
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	80	87,754
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	100	109,322
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	45	48,818
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	85	94,990
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2032	15	16,818
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	60	67,345
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2032	10	11,212
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2032	10	11,224
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2032	175	196,424
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2032	35	38,871
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022 M, Ref. RB	4.00%	07/01/2035	35	35,375
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022, Ref. RB	4.00%	07/01/2038	50	49,609
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2032	20	22,472
				2,806,758
Delaware-0.17%
Delaware (State of), Series 2021, Ref. GO Bonds	4.00%	02/01/2032	10	10,584
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	66	74,243
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	225	253,705
				338,532
District of Columbia-1.55%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	280,605
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	85	94,584
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	160,582
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	125	137,837
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	110	120,680
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	80	87,097
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	90	97,722
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	110	119,100
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	240	258,510
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	305	319,301
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	$65	$ 73,332
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2034	90	100,595
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	25	27,794
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	235	260,099
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	135	148,663
District of Columbia, Series 2022, RB	5.00%	07/01/2038	75	81,920
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	60	66,902
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	55	61,797
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2032	5	5,618
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2032	100	112,818
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2032	50	56,063
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	170,711
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2032	20	22,468
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	229,276
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	45	49,377
				3,143,451
Florida-3.78%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	90	89,188
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	75	78,223
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	290	292,217
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2040	10	10,555
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2041	110	115,448
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	265	269,663
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	155,678
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2035	130	142,300
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2036	100	108,815
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB	5.00%	12/01/2032	210	231,542
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	320	316,630
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2032	10	11,062
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	55	60,839
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	115	128,805
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	110	123,921
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	80	90,124
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	295	332,334
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2032	85	95,757
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	140	157,974
Florida (State of) Board of Governors (Florida State University), Series 2022 A, RB	4.00%	07/01/2042	15	15,166
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	75	78,450
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	103,249
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	55	53,213
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	75	77,637
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	120	123,170
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	20	20,757
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	111,789
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2032	55	61,484
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	55	61,958
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	79,691
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	15	15,382
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2032	20	22,090
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	103,933
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	35	37,659
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	50	53,467
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2045	$5	$ 5,320
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	10	10,562
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	50	52,630
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	195	203,463
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	555	576,650
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	50	51,549
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	335	343,903
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	15	15,468
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	80	89,677
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2032	10	11,097
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	177,885
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	44,799
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	140	157,007
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	75	83,526
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2037	50	55,471
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	135	148,558
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2039	95	104,145
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	65	70,987
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2032	25	28,029
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	15	16,594
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	26,698
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	143,124
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	101,224
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2026, Ref. RB	5.00%	07/01/2032	115	127,517
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	75	77,049
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2032	45	50,526
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	259,058
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	60	61,817
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	104,017
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	120	126,155
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	40	42,601
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	200	207,360
Volusia (County of), FL School Board, Series 2025 B, Ref. COP, (INS - AGI)(a)	5.00%	08/01/2032	215	240,536
				7,645,172
Georgia-2.42%
Atlanta (City of), GA, Series 2022 A, RB	5.00%	07/01/2047	150	156,295
Atlanta (City of), GA, Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	10	11,269
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2039	20	21,751
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	21,586
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	110	118,110
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2032	15	16,943
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	90	101,423
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2032	50	56,346
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	190	212,541
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2037	70	77,952
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	70	77,635
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	38,664
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	25	27,501
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	250	272,886
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	40	44,971
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	50	56,542
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	44,728
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	40	44,524
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	71,993
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2037	50	55,129
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	$105	$ 115,309
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	30	32,817
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	105	114,400
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,863
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,596
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2032	355	398,386
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	110	123,182
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2035	20	22,302
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	55	61,034
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	65	72,978
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	50	56,539
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	255	282,844
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	70	79,155
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	140	158,310
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	80	87,691
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	61,911
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	5.00%	07/01/2052	5	5,069
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2032	30	33,816
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2034	25	27,878
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2035	40	44,416
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	45	49,726
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2037	80	87,999
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2038	10	10,957
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2039	15	16,605
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	70,377
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	20	21,542
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2043	15	16,326
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	165	172,736
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	314,711
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2032	100	112,242
Metropolitan Atlanta Rapid Transit Authority, Series 2007 A, Ref. RB(b)	5.25%	07/01/2032	15	16,756
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2032	95	107,083
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2032	5	5,636
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	35	39,452
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2022, Ref. RB	5.00%	04/01/2042	100	105,623
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2022, Ref. RB	5.00%	04/01/2043	30	31,535
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	210	235,683
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2032	105	117,841
Private Colleges & Universities Authority (Mercer University), Series 2022, Ref. RB	5.25%	10/01/2051	35	36,208
				4,907,323
Guam-0.09%
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2034	65	69,597
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2041	60	62,645
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2042	20	20,851
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2043	20	20,838
				173,931
Hawaii-0.08%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	135	133,963
Honolulu (City & County of), HI, Series 2022 A, RB	5.00%	07/01/2047	10	10,449
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2032	15	16,854
				161,266
Idaho-0.22%
Boise (City of), ID, Series 2022, Ref. RB	5.00%	09/01/2047	15	15,629
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	330	344,915
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2032	25	28,105
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2032	$50	$ 56,210
Western (College of), ID, Series 2022, COP	5.00%	08/01/2052	5	5,073
				449,932
Illinois-6.14%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	129,368
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	156,484
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	225,794
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	50	55,339
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2033	30	33,023
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	30	32,969
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2034	75	82,157
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	80	87,614
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	275	299,475
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	150	163,270
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	85	91,900
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2037	5	5,411
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	70	75,436
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	70	75,525
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	48,338
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	40	43,015
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2039	35	37,440
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2032	30	31,252
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	130	139,610
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	74,664
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	35	37,662
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2032	185	205,270
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	70	79,961
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	55	61,086
Chicago (City of), IL O’Hare International Airport, Series 2025 C, Ref. RB	5.00%	01/01/2032	290	321,775
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2032	5	5,548
Cook (County of), IL, Series 2022 A, Ref. RB	5.00%	11/15/2042	75	79,471
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	370	390,149
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	130	137,750
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2043	80	84,314
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	65	62,719
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2032	75	81,101
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	105	114,388
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	87,760
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	90	97,813
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	165	178,449
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2036	115	123,712
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2037	100	108,290
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	270	291,452
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	250	269,078
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	120	125,731
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2032	15	16,538
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	45	49,113
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	170	186,899
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2036	70	76,677
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2032	40	43,880
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	60	64,035
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2041	20	21,710
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	10	10,369
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	247,186
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	70	77,283
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2034	135	146,915
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	140	151,585
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	$150	$ 161,514
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	95	101,736
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	240	259,343
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2039	125	134,512
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	95	101,779
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	50	53,319
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	60	63,360
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	370	387,783
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2032	25	27,465
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	240	264,043
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	240	261,502
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	270	292,640
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	290,975
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	170	187,028
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	90	98,874
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2032	30	32,878
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2032	75	82,512
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2032	45	50,319
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2032	190	206,668
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	85	95,456
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	155	165,177
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	37,136
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	585	596,051
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	407,360
Illinois (State of) Finance Authority (Rush University System), Series 2025 A, Ref. RB	5.00%	11/15/2032	70	77,406
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	180	199,539
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2032	30	33,256
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	33,445
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	260	264,822
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	300	301,653
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2032	50	55,427
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2040	165	167,465
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	35	37,583
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	250	266,321
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	425	445,186
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	40	44,492
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2032	10	11,091
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	180,671
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	16,425
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2032	10	10,975
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,551
				12,434,491
Indiana-0.91%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	07/15/2038	100	114,940
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,646
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2032	45	49,734
Indiana (State of) Finance Authority, Series 2022, RB	5.00%	02/01/2032	25	27,977
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	250	251,981
Indiana (State of) Finance Authority, Series 2023 B, Ref. RB	5.00%	02/01/2032	20	22,381
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	33,307
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	120	132,856
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	55	60,728
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	130	142,739
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	$35	$ 38,281
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,628
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	60	61,920
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	340	372,394
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	86,954
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	187,173
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	50	54,140
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2043	40	42,936
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	143,762
				1,846,477
Iowa-0.51%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	115	120,943
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2052	5	5,216
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	800	906,609
				1,032,768
Kansas-0.13%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2032	120	135,335
St. Marys (City of), KS, Series 2025, Ref. RB	3.50%	04/15/2032	105	104,556
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	25,972
				265,863
Kentucky-0.38%
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2039	85	93,237
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2040	55	60,050
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2041	60	65,335
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	85	95,491
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2032	10	11,069
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2032	30	33,505
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	121,072
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	35	35,492
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, GO Bonds	4.00%	04/01/2041	25	25,216
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, GO Bonds	4.00%	04/01/2042	10	10,025
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, RB	5.00%	05/15/2047	10	9,877
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	170	181,010
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	25	25,000
				766,379
Louisiana-0.57%
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	73,147
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	125	139,907
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2032	50	55,828
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	525	513,883
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	60	65,861
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	55	56,922
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	165	180,299
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	60	61,546
				1,147,393
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.07%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2022 C, RB, (INS - AGI)(a)	5.13%	07/01/2052	$60	$ 61,573
University of Maine System, Series 2022, RB	5.50%	03/01/2057	75	78,584
				140,157
Maryland-1.70%
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	525	583,695
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	110	121,712
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	65	71,592
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2032	20	19,951
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	255	287,121
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2032	10	11,260
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	45	50,520
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	160	146,393
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	125	138,436
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	310	341,520
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	275	307,010
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2032	90	101,609
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health), Series 2025, Ref. RB	5.00%	05/15/2032	185	206,773
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2032	5	5,565
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	49,404
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2032	225	252,679
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	65	66,681
Maryland Economic Development Corp. (Morgan State University), Series 2022, RB	5.75%	07/01/2053	200	209,728
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2032	100	105,175
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2032	65	73,662
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	125	131,410
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	16,890
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	90	100,519
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2035	15	16,682
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	15	16,611
				3,432,598
Massachusetts-3.10%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	22,521
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,604
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2036	5	5,576
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2037	40	44,407
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2038	85	93,984
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2039	5	5,507
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	45	49,357
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2041	5	5,470
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	70	79,376
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2032	10	11,235
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2032	40	39,484
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	160	180,839
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2032	10	11,213
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	30	31,572
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2039	15	15,332
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	15	15,107
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	226,293
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	160	179,402
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	85	94,665
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	45	49,869
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2037	125	137,897
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	115	126,359
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	35	38,308
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	119,913
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	45	48,912
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2042	$20	$ 21,599
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	305	324,021
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	231,953
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	346,195
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2032	5	5,663
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2044	55	58,805
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2045	60	63,751
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2046	45	47,496
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	94,422
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	135,797
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	520	536,264
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	33,757
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2032	25	28,066
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	185	209,546
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	30	33,871
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,651
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2032	30	33,834
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2032	5	5,645
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	285	293,418
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2032	5	5,721
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2032	10	11,052
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2036	65	72,208
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2037	50	55,291
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2038	10	11,015
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	4.00%	07/01/2040	45	45,716
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	40	41,367
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	115	124,252
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	95	102,344
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	260	287,690
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	380	431,834
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	52,501
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	50	55,200
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	50	54,250
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	325	344,804
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	55	59,907
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2034	20	22,213
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2036	35	38,449
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2037	115	125,761
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	40	42,876
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	70	81,450
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2032	5	5,604
Massachusetts Bay Transportation Authority Assessment Revenue, Series 2022 A-1, Ref. RB	5.00%	07/01/2039	40	43,894
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	20,894
				6,284,249
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.03%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	$100	$ 111,311
Great Lakes Water Authority, Series 2022 A, RB	5.00%	07/01/2035	20	22,112
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	500	521,498
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	173,586
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	60	67,274
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	10	11,212
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	75	83,436
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	55	62,259
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	65	67,744
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	155,285
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2032	5	5,608
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	60	66,509
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	115	124,701
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	75	80,919
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	335	340,165
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	50	53,712
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	109,369
Michigan State University, Series 2023 A, Ref. RB	5.00%	02/15/2032	25	27,949
				2,084,649
Minnesota-1.09%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	40	41,649
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	550,742
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,188
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2032	105	116,391
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	89,033
Minnesota (State of), Series 2021 B, GO Bonds	4.00%	09/01/2032	10	10,548
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	56,481
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	85	95,374
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	208,980
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2032	25	28,241
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2032	60	67,777
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2032	150	168,478
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	20	22,160
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	165,548
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	21,959
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	154,373
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	120	133,095
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	4.00%	02/01/2038	15	15,362
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,570
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	105	115,942
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	95	104,357
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2032	25	27,488
				2,209,736
Mississippi-0.13%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2032	25	27,712
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	$235	$ 227,068
Warren (County of), MS, Series 2018, Ref. RB	4.00%	09/01/2032	5	5,133
				259,913
Missouri-0.63%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,444
Metropolitan St Louis Sewer District, Series 2022 B, Ref. RB	5.00%	05/01/2047	20	20,935
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	104,644
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	90	99,136
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	360	359,839
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	115	129,270
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	25	25,626
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2032	335	376,198
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	64,816
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	80	85,063
				1,270,971
Montana-0.13%
Montana State Board of Regents, Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	258,981
Nebraska-0.31%
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2032	5	5,465
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.00%	02/01/2042	10	10,022
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	190	198,388
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	356,607
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	60	66,944
				637,426
Nevada-0.43%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	280	307,262
Clark (County of), NV, Series 2022, RB, (INS - AGI)(a)	4.00%	07/01/2040	30	30,344
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	55,884
Clark County School District, Series 2022 A, GO Bonds, (INS - AGI)(a)	4.25%	06/15/2041	215	218,617
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	60	62,549
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	45	44,826
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2037	5	5,153
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2038	5	5,127
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2039	35	35,658
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	50	50,453
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	40	45,038
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	5	5,609
				866,520
New Jersey-2.97%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2042	20	21,822
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	85,303
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	720	764,918
New Jersey (State of), Series 2020, GO Bonds	3.00%	06/01/2032	130	129,780
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	180	163,649
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	95	103,015
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	250	263,184
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	260	266,090
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,376
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	21,802
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2038	35	38,001
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	136,854
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	90	101,189
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	55	60,285
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	450	493,243
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	$65	$ 72,381
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	120	132,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	170	186,803
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	103,893
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	115	125,192
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	50	54,193
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2034	75	83,343
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	45	49,720
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	35	38,189
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	170	191,639
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	75	85,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.50%	12/15/2032	140	163,650
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	75	82,966
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	55	61,369
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	55	60,236
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	119,908
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	75	82,559
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	80	86,417
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	60	64,181
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	120	129,633
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	30	31,736
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	75	79,425
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2032	60	66,813
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	75	83,516
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	575	640,289
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	116,922
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2032	15	16,703
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2032	50	55,697
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	45	47,962
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	100	109,819
Newark (City of), NJ Parking Authority (Newark Redevelopment), Series 2007, Ref. RB, (INS - NATL)(a)	5.00%	01/01/2032	50	53,245
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	60	62,231
				6,014,993
New Mexico-0.18%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	100	111,923
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2032	10	11,293
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	110	123,336
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	110	123,466
				370,018
New York-19.40%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	20	22,907
Empire State Development Corp., Series 2022, Ref. RB	5.00%	03/15/2040	30	32,478
Empire State Development Corp., Series 2022, Ref. RB	5.00%	03/15/2042	70	74,990
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	76,858
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	30	30,629
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	15	15,111
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	10	11,281
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	33,758
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	70	73,917
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	56,848
Metropolitan Transportation Authority, Series 2022 A, RB	5.00%	11/15/2048	425	438,688
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2032	55	61,637
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	15	16,810
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	75	84,050
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	65	65,650
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2040	15	15,075
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	$195	$ 206,031
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2045	100	104,986
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2046	25	26,070
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	210	217,646
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	55	56,593
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	45	50,623
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	280	277,834
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2032	25	28,112
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	60	67,955
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2032	35	39,843
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	180	188,707
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2032	10	11,113
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	145	161,734
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	35	38,276
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	250	273,397
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,492
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	190	210,317
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	130	143,107
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	200	218,261
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	80	86,909
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	190	205,484
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	205	220,736
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2040	55	59,912
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	195	208,470
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	325,738
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	215	228,760
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	30	33,438
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	15	16,719
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,146
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	278,647
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	150	167,188
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	50	55,729
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	380	423,543
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	45	49,910
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2032	95	105,473
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2032	5	5,573
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	5	5,573
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	100	111,667
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	155	171,713
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	15	16,479
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	45	49,138
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	240	260,887
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	87,885
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	395	432,027
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	110	119,897
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	80	86,945
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	185	199,559
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	30	32,239
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	500	525,209
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	105,580
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	145	159,972
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	70	76,834
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.00%	05/01/2036	10	10,239
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	65	70,437
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	45	49,249
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	114,434
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	15	16,298
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	85	90,973
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	$205	$ 222,003
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	95	102,184
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	138,905
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2032	50	55,399
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2032	10	10,392
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	1,020	1,072,655
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	221,294
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	20	22,578
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	505	530,139
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	183,987
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2039	30	30,382
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2039	30	32,632
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	195	206,603
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2032	20	22,578
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2032	15	16,337
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,499
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2034	45	49,820
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2035	95	104,766
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	50	54,877
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	150	163,883
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2038	20	20,401
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	120	130,039
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2040	75	82,212
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	215	230,816
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	165	178,966
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	170	180,845
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	110	116,293
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	105	110,273
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	50	55,947
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2034	75	84,450
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	175	195,767
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	290	323,060
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2037	45	50,015
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	85	94,117
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	169,228
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	95	103,433
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	4.00%	02/01/2038	130	132,693
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	255	274,888
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	35	37,567
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	58,567
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	135	143,075
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	45	47,482
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	115	120,674
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	590	609,017
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,118
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2032	40	45,206
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	85	94,862
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2035	145	161,130
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2036	160	176,843
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2037	160	175,968
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2038	80	87,688
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	20	22,182
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	82,337
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	290	316,620
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	120	130,652
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	25	25,518
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	85	86,328
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	$10	$ 10,069
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	375	393,503
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	470	485,149
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	205	227,761
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	40	44,267
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	146,411
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	25	27,562
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2037	20	20,506
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2038	45	45,833
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2038	125	135,450
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2032	65	72,731
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	80	89,002
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	80	89,002
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2032	150	166,878
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2032	70	77,876
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2032	100	111,894
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	60	67,136
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	75	83,921
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2032	15	16,784
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2032	10	11,302
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	110	123,084
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	90	100,705
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2032	5	5,595
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	144,079
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	75	82,427
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2037	470	514,498
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	305	338,990
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	4.50%	11/01/2039	5	5,206
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	40	44,118
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	105	115,336
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	325	355,461
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	155	168,687
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	65	70,369
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	500	542,344
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	200	208,377
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	304,188
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	85	92,644
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	215	238,060
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2032	55	62,568
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2032	250	247,637
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	400,870
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	30	30,601
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2039	30	30,185
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	335	375,518
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	40	45,135
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	175	193,787
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	82,271
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	25	25,261
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	45	45,054
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	215	241,004
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,644
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	25	25,951
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	85	93,241
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	125	136,437
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	190	191,980
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2039	50	50,308
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	495	530,889
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	580,893
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	$740	$ 752,805
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	32,353
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2039	10	9,947
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	79,902
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	35	39,255
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	235	263,423
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	16,866
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	07/01/2032	15	16,926
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2032	30	33,998
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2035	145	160,634
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2036	240	264,130
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2037	230	251,797
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	55	61,687
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	25	27,853
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	119,945
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2039	30	32,568
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2032	20	22,419
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2032	35	39,353
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	160	176,378
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	35	37,911
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	277,127
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	85	84,652
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	50	50,847
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1997 C, Ref. RB	3.80%	08/01/2032	25	25,477
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	27,906
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	20	22,894
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2024 A, RB	5.00%	11/15/2032	65	74,739
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	65	71,541
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	90	100,947
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	35	39,257
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2032	5	5,608
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	162,620
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,574
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	80	88,181
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	135	147,929
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	210	228,983
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	145	157,574
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	140	151,726
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	345	354,441
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	66,660
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	185	205,245
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	205	221,224
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	40	42,921
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	110	115,957
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	370	387,737
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	560	581,515
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	93,555
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	22,626
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	167,972
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2034	10	11,165
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	55,472
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	115,800
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	245	272,504
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	60	66,446
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	140	154,603
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	$100	$ 107,739
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	166,717
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	10	11,227
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	65	72,788
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	35	36,619
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	45	46,704
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.00%	07/01/2032	50	55,854
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	155	159,672
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	5,001
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	80	86,613
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	170	183,044
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	75	80,398
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	100	105,374
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	20	20,871
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	405	429,216
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	165	179,167
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	27,438
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	50	53,850
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	101,071
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	570	596,279
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2032	50	56,127
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2032	5	5,679
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	120	131,259
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	15	15,011
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	190	202,214
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	485	547,151
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	55	60,575
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	170,023
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 S, Ref. RB	5.00%	11/15/2032	10	11,351
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	305	325,219
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	50	53,197
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	200	208,893
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	175	182,332
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	40	42,856
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	255,338
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	160	167,143
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	250	256,663
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	430	449,198
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	55	62,019
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	206,794
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	50	56,127
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	06/15/2034	50	56,583
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2034	20	22,776
				39,272,767
North Carolina-0.61%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	50,885
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,327
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2032	100	112,546
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	45,333
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	60	67,248
Nash Health Care Systems, Series 2025, RB	5.00%	02/01/2032	65	70,883
North Carolina (State of), Series 2019 B, GO Bonds	2.00%	06/01/2032	15	13,810
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	60	67,306
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	30	32,854
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	105	117,785
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2032	75	84,132
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	$85	$ 94,603
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	60	66,195
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2032	75	83,857
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	130,261
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	60	66,072
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	90	101,377
				1,226,474
Ohio-1.21%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2032	30	32,701
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	145	151,872
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	85	84,727
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	55	62,094
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	20	22,580
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2032	5	5,597
Kings Local School District, Series 2024, GO Bonds	5.25%	12/01/2054	35	36,229
Kings Local School District, Series 2024, GO Bonds	5.50%	12/01/2062	5	5,235
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2032	60	67,843
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	340	383,425
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	200	224,076
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2032	70	78,427
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	40	45,087
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2032	15	16,862
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2032	85	96,011
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2032	25	28,239
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2032	150	168,351
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	85	93,308
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,537
Ohio (State of) Higher Educational Facility Commission (The Cleveland Institute of Music 2022), Series 2022, RB	5.38%	12/01/2052	25	24,633
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2032	20	22,326
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	110	119,928
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2032	50	56,151
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2032	100	113,008
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	56,536
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	115	127,675
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	95	103,798
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	210	218,920
				2,451,176
Oklahoma-0.60%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	30	33,073
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2032	30	33,149
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	105	115,317
Oklahoma (County of), OK Finance Authority (Choctaw-Nicoma Park Public Schools), Series 2023, RB	4.00%	09/01/2038	35	35,163
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2036	75	81,561
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2041	355	376,776
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2032	25	27,700
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	20	20,013
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	255	270,274
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	220	227,211
				1,220,237
Oregon-0.46%
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2032	78	87,724
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	100	112,467
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	$110	$ 117,129
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2032	440	498,068
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	90,458
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	20	20,614
				926,460
Pennsylvania-4.28%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	200	205,537
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	65	72,450
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	70	76,436
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	205,132
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2042	70	75,307
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2049	10	10,369
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2055	25	25,744
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	20	20,966
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	60	63,464
Bucks County Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.00%	12/01/2042	50	50,765
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	400	459,371
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2042	40	42,417
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	150	153,905
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	115	113,860
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	50	50,838
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2052	100	100,804
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	78,730
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2032	150	168,162
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	420	470,855
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2032	185	207,290
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	110	123,441
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	100	112,146
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	190	210,710
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	85	93,294
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2040	45	48,948
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	205	207,992
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,398
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2032	145	162,470
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	40	42,618
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2039	40	42,465
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	390	397,602
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	178,898
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2032	170	189,026
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB(b)(c)	3.00%	06/01/2026	50	50,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	85	95,359
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	35	36,629
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	120	127,207
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	385	401,545
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	167,340
Pennsylvania State University (The), Series 2022, RB	5.25%	09/01/2052	50	52,444
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	439,793
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2032	20	22,434
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2032	100	111,758
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, Ref. RB	5.00%	08/01/2032	50	55,610
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	$80	$ 89,461
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2047	185	191,988
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	270	276,638
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.50%	11/01/2060	80	82,814
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	157,878
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	70,284
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	5	4,994
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	179,470
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	5	5,064
Ridley School District, Series 2024 B, RB, (INS - AGI)(a)	5.00%	11/15/2050	265	268,398
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2025, RB	5.00%	06/01/2032	440	488,732
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	30	33,300
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2035	45	49,640
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2036	10	10,967
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	45	49,101
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2038	30	32,575
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2039	5	5,482
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	109,012
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	163,170
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2042	95	102,763
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	160	169,085
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	90	94,121
Temple University-of The Commonwealth System of Higher Education, First series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2032	5	5,577
				8,668,043
Puerto Rico-0.05%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	101,095
Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	45	48,786
South Carolina-0.69%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	103,850
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	30	31,909
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	150	154,968
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	65	71,174
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	151,605
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	10	10,226
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	20	20,113
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	70	77,337
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	5,008
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	445	468,890
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	134,889
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.25%	12/01/2038	70	77,485
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,362
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,606
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	73,083
				1,401,505
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.84%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2032	$35	$ 39,451
Dickson Electric System, Series 2022, RB	5.25%	07/01/2047	15	15,812
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	152,299
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	85	86,811
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	60	62,991
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	25	26,002
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	55	60,269
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	260	283,663
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	20	20,362
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	190	191,154
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2032	5	5,294
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2034	45	49,763
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2036	30	30,990
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2040	20	20,291
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2032	105	117,251
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2022 B, GO Bonds	4.00%	01/01/2040	5	5,073
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 A, GO Bonds	5.00%	01/01/2032	5	5,583
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	135	152,223
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	300	315,445
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2052	55	57,107
				1,697,834
Texas-10.19%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	26,058
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	20	22,270
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	62,540
Austin (City of), TX, Series 2023 B, Ref. RB	5.00%	11/15/2032	135	151,635
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2032	80	89,890
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	125	140,716
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2032	25	28,091
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	85	95,464
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	100	111,817
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	25	27,075
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	160	173,055
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	10	10,744
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	365	378,339
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2032	25	27,883
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	265	298,051
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	280	312,279
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	280	300,765
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2032	110	123,719
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	91,494
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	75	77,603
Celina (City of), TX, Series 2022, GO Bonds	5.00%	09/01/2047	20	20,761
City of Pflugerville TX, Series 2023, GO Bonds	5.00%	08/01/2053	35	35,942
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	45	50,233
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	$150	$ 166,858
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	75	76,907
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	120	121,812
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	110	121,465
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	45	49,494
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	55	60,218
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	125	139,257
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	5.00%	11/01/2040	55	59,369
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2032	25	27,989
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	65	72,347
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	65	72,010
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2036	50	55,025
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	85	93,121
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	45	49,047
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	65	70,491
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	20	20,525
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	235	263,097
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	55	61,576
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	100	111,261
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2032	45	50,067
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2032	55	61,193
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2032	35	38,941
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2032	60	66,756
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	10,853
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	45	48,601
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	30	32,238
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	50	53,447
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	40	42,613
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	415	430,666
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	60	67,058
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	104,064
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	33,814
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	118,905
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	102,569
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,513
Frisco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.50%	02/15/2037	15	14,839
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	40	44,540
Frisco Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,135
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	175	195,351
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	102,437
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	20,800
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	245	275,585
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	50	56,091
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2032	5	5,630
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2032	$20	$ 21,943
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	100	102,923
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	55	56,051
Highland Park Independent School District, Series 2024, Ref. GO Bonds	5.00%	02/15/2032	115	128,502
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	135	157,233
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2032	10	11,165
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	55	61,743
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2032	50	55,466
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	160	166,455
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	95	106,389
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	5	5,565
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	66,505
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	300	330,469
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	70	76,729
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	105	114,862
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	90	98,214
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	110	119,780
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	55	59,405
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	275	295,673
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	10	10,429
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	115	128,935
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	105	117,524
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	85	87,046
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	60	65,733
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2032	15	16,655
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	266,334
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	135	150,285
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	55	60,737
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	35	38,486
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	21,315
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	10	10,571
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2032	10	11,103
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	10	10,299
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	45	46,753
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	25	27,865
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	135	138,680
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	75	74,408
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	105	108,765
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	75	82,286
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2039	10	10,156
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	161,446
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	15	15,145
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	40	42,884
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	80	88,959
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2032	10	11,065
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	240	247,832
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	95	102,975
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	$55	$ 59,335
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	30	32,208
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	75	80,196
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	40	40,135
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	380	392,400
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	155	173,112
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2038	20	21,857
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2039	35	38,105
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2040	40	43,386
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2042	35	37,626
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2032	10	11,218
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	220	246,671
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	50	53,526
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	30	33,363
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	115	129,147
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	205,383
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	200	206,692
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	400	441,409
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2035	10	10,991
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	72,283
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	161,209
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	60	66,417
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	220,295
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	115	126,014
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	40	43,599
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	70	75,435
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	70	75,227
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	50	53,535
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	45	50,233
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	42,007
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	100	104,647
San Antonio (City of), TX, Series 2022, RB	5.00%	02/01/2040	10	10,717
San Antonio (City of), TX, Series 2022, RB	4.00%	02/01/2041	35	35,217
San Antonio (City of), TX, Series 2022, RB	5.00%	02/01/2042	45	47,867
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2032	75	83,323
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	26,016
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	102,692
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,047
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	35	38,365
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	103,532
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	115	122,946
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	103,568
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	104,193
Spring Branch Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/01/2047	10	10,060
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	55	61,527
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	20	22,332
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	38,989
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2034	$20	$ 22,081
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	20	21,992
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	40	43,781
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	55	59,928
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	75,908
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	70	75,568
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	60	64,608
Tarrant County Cultural Education Facilities Finance Corp., Series 2022, RB	5.00%	10/01/2040	40	42,384
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	90,487
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	610	626,914
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	205	222,536
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	42,585
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2032	105	117,387
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2032	15	16,898
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2032	105	117,553
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	20	22,160
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2032	95	105,091
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	525	588,871
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2032	10	11,055
Texas (State of) Water Development Board, Series 2022, RB	5.00%	08/01/2041	65	70,303
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2032	30	33,811
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2034	100	111,720
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2035	60	66,746
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.45%	10/15/2036	85	90,736
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.50%	10/15/2037	110	117,199
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.55%	10/15/2038	70	74,355
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.60%	10/15/2039	60	63,582
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.65%	10/15/2040	50	52,822
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.70%	10/15/2041	205	216,191
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.75%	10/15/2042	100	105,169
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	340	354,857
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.80%	10/15/2052	405	409,099
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2057	15	15,432
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	185	207,310
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	280	309,151
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2032	35	39,012
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2032	70	78,030
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	80	89,259
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	80	88,238
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2035	45	49,487
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	25	27,389
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2037	65	70,861
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	55	59,698
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	60	64,631
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2041	35	37,499
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	170,630
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	139,211
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	42,599
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	5	5,173
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	180	184,351
				20,624,132
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-1.66%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	$140	$ 153,750
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	111,295
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	115	126,742
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2035	120	131,556
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2036	150	163,480
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2037	205	222,193
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	118,827
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	40	43,047
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	150	160,911
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	120	128,306
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	138,365
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	95	102,266
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	130	139,162
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	115	122,436
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	25	25,703
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	112,479
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	55	61,310
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	40	44,349
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2036	120	132,257
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	235	256,911
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	110	119,786
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	55	59,697
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	120	129,681
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	10	10,776
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	144,735
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	106,247
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2032	45	50,963
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	90	99,057
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	45	46,332
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.50%	06/01/2040	80	88,554
				3,351,173
Virginia-1.69%
Fairfax (County of), VA, Series 2023 A, GO Bonds	5.00%	10/01/2032	90	101,228
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	158,952
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	40	42,138
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2036	50	51,928
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2039	15	15,324
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2032	20	22,679
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2032	15	17,009
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2035	60	66,194
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2036	15	16,462
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	55	60,023
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2032	15	16,730
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2032	5	5,577
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	78,232
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	153,874
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	10	10,437
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	155	173,110
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	30	33,505
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	$65	$ 64,269
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	82,857
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	82,510
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	70	75,907
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	160	174,710
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	105	112,793
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	170	189,863
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	3.50%	02/01/2034	10	10,135
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2037	95	104,051
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2038	45	49,096
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2039	30	32,629
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2032	85	94,931
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	40	44,299
Virginia (Commonwealth of) Public Building Authority, Series 2022, RB	4.00%	08/01/2039	10	10,178
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	61,830
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	40	44,566
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	115	127,571
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	71,678
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	95	104,246
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2038	5	5,468
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2040	15	15,192
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2041	60	60,561
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	103,170
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	225	237,923
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	5.00%	05/15/2032	80	89,975
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2034	35	36,800
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2035	25	26,121
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2036	100	103,754
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2037	135	139,563
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2032	45	50,611
				3,430,659
Washington-3.97%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	75	83,392
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	80	87,614
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	103,886
Energy Northwest, Series 2022 A, Ref. RB	5.00%	07/01/2035	60	66,406
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2032	130	146,147
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2032	40	44,968
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	70	78,695
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	40	44,435
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	95	105,143
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	324,750
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	285	312,176
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	$30	$ 32,446
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	25	26,939
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	37,165
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	115	127,287
King (County of), WA, Series 2023, RB	5.00%	01/01/2032	60	66,902
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	85	96,165
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	60	67,805
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	55	61,457
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	40	44,445
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	55,045
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	65	71,248
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	55	60,049
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	342,472
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	80	86,832
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	55,076
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	70	76,815
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	5	5,098
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	25	25,330
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	55	57,530
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	80	82,384
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,373
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	05/01/2032	5	5,626
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	20	22,399
Snohomish (County of), WA Public Utility District No. 1, Series 2022 A, RB	5.00%	12/01/2052	10	10,279
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	45	50,768
Snohomish (County of), WA School District No. 6, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	35	39,153
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	55,137
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	85	93,275
Spokane County School District No. 81, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	5	5,325
University of Washington, Series 2024 A, RB	5.00%	04/01/2032	65	72,683
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2032	40	44,873
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2032	30	33,148
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	31,102
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2032	5	5,590
Washington (State of), Series 2022 R, Ref. GO Bonds	4.00%	07/01/2032	35	37,299
Washington (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2032	75	83,847
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	70	78,777
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2032	70	78,257
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2032	$80	$ 89,937
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2032	10	11,242
Washington (State of), Series 2025 B, Ref. GO Bonds	5.00%	07/01/2032	35	39,347
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2032	70	78,257
Washington (State of), Series 2025, GO Bonds	5.00%	07/01/2032	175	196,736
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	365	410,336
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	135	151,928
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	240	270,093
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	125	139,355
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	145	160,850
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	70	77,281
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	125	139,744
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	80	90,031
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	90	98,531
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	35	38,172
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	75	81,484
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	235	254,310
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	165	177,653
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	321,692
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	110,875
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	185	204,210
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	93,403
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	103,947
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	105	114,462
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	90	97,743
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	43,039
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	70	78,777
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	120	127,744
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	26,451
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	105	110,394
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	50	52,251
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	15	16,236
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	165	176,781
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	10	10,672
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	30	31,761
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	45	47,387
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	110	115,121
				8,034,246
Wisconsin-1.29%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	105	117,968
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2032	55	60,882
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	105	115,911
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	60	65,900
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	21,892
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	65	70,958
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	155	168,513
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2041	210	227,017
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2042	25	26,891
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2043	110	117,948
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	130	146,055
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2032	30	33,705
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2032	230	258,406
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	55	61,930
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	270	304,019
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	5	5,278
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	$100	$ 106,447
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	165	166,877
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	20	20,871
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	480	499,734
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy), Series 2024 B, RB	5.25%	07/01/2044	5	5,327
				2,602,529
TOTAL INVESTMENTS IN SECURITIES(d)-98.77% (Cost $199,922,659)				199,962,624
OTHER ASSETS LESS LIABILITIES-1.23%				2,486,783
NET ASSETS-100.00%				$202,449,407

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.68%
Alabama-2.01%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$20	$ 22,173
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2033	40	45,473
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2033	15	17,094
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2033	30	33,392
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2035	135	148,937
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2036	30	32,851
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	60	65,487
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2038	30	32,576
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	80,784
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	100	109,072
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	130,203
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	640,537
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,467
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	445	480,690
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	100	107,517
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	75	77,929
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	50	52,262
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	314,051
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	15,574
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	30	30,821
Saraland (City of), AL, Series 2023 B, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2053	10	10,229
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2016 B, Ref. RB	3.25%	09/01/2033	120	119,218
				2,572,337
Alaska-0.07%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	10	11,366
Alaska (State of) International Airports System, Series 2025 A, Ref. RB	5.00%	10/01/2033	5	5,667
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.88%	12/01/2049	70	71,111
				88,144
Arizona-1.38%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,065
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	35	39,212
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	145	144,092
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2040	5	5,472
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2041	20	21,818
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2042	20	21,704
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2043	20	21,609
Mesa (City of), AZ, Series 2023, RB	5.00%	07/01/2044	15	16,065
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	28,267
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	105	118,001
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	72,668
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2039	80	88,663
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2040	10	11,036
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2041	10	11,021
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	40	43,608
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	140	150,544
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	160	172,587
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	275	288,739
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	119,331
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2033	$95	$ 107,769
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	267,608
				1,766,879
Arkansas-0.09%
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	5.25%	03/01/2053	115	119,531
California-16.61%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	64,294
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	136,447
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	25	26,105
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	40,223
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	215	224,626
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	170	177,294
Burlingame School District, Series 2023 B, GO Bonds	5.00%	08/01/2052	10	10,481
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	460	453,672
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	10	11,244
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	263,085
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,653
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	34,485
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	17,119
California (State of), Series 2023, GO Bonds	5.00%	10/01/2034	40	45,410
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	20	22,789
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	330	373,459
California (State of), Series 2023, GO Bonds	5.00%	09/01/2036	170	191,917
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	55	61,884
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	300	336,032
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	110	121,979
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	410	441,157
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,383
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	660	704,283
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	97,708
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	102,711
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	220	246,788
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	410	449,487
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	365	369,165
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	90	98,588
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	63,223
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	22,990
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	45	51,679
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2033	85	97,708
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2033	135	154,257
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2033	375	430,659
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	150	173,074
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	80	82,868
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	20	23,277
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	90	101,308
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	30	33,577
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	125	139,069
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	335	371,321
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	32,926
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	115	125,224
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	46,383
California (State of) Infrastructure & Economic Development Bank, Series 2025 A, RB	5.00%	06/01/2033	85	98,606
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	25	28,701
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	180	208,326
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	$25	$ 28,934
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	160	184,085
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	60	68,631
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	22,551
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2037	70	78,684
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	33,547
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,319
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	16,279
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2045	45	48,463
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	20	22,581
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	50,992
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	205	228,917
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	57,192
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	85	83,900
California State University, Series 2023 A, RB	5.25%	11/01/2048	295	317,879
California State University, Series 2023 A, RB	5.25%	11/01/2053	25	26,711
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,730
Central Unified School District, Series 2023 B, GO Bonds	5.25%	08/01/2052	220	233,262
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2040	25	28,005
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2044	30	32,761
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2044	20	21,841
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2033	5	5,800
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2041	20	22,256
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	175	193,369
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2043	15	16,495
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	130	136,835
East Bay Municipal Utility District (Green Bonds), Series 2024 B, Ref. RB	5.00%	06/01/2042	10	11,050
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	25	28,869
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	120	120,418
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	45	50,021
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	41,780
Hayward Unified School District (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2050	5	5,325
Imperial (County of), CA Community College District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,575
Indio Electric Financing Authority, Series 2023, RB	5.25%	01/01/2053	100	105,149
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	50	53,216
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	395,598
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	105,465
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	25	29,046
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	33,670
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2038	140	156,424
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2033	35	40,481
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2033	40	46,181
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	60	66,134
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2035	220	243,875
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	50	51,528
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	65	70,851
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	25,932
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	130	139,865
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	15	16,063
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,338
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	50	55,426
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	16,556
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2037	10	10,961
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	100	108,862
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2041	$30	$ 32,276
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2042	55	58,896
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	70	74,734
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	179,690
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	70	72,275
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	22,345
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	16,759
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	78,208
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2033	50	55,863
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2033	200	223,451
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	25	28,846
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	86,625
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2033	5	5,826
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	195	223,460
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	5	5,730
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	50,172
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	60	66,618
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	11,058
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	50	55,100
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	95	104,255
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	115	125,574
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	230	247,037
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	34,755
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,793
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,793
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,793
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2033	20	23,170
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	28,221
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,552
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	50	53,258
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	22,974
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	195	206,709
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	60	64,868
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	170	177,913
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	90	93,823
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	53,393
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	159,685
Ontario Montclair School District, Series 2023 C, GO Bonds	5.25%	08/01/2052	5	5,264
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2048	90	95,329
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	50	52,407
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	41,339
Riverside (County of), CA Public Financing Authority (Riverside County Redevelopment), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2033	25	28,927
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	265	281,614
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	95	99,815
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	11,668
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2037	20	22,755
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	30	34,995
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	45,774
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	15	16,971
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	55	59,175
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	22,895
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	62,636
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	73,591
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	35	39,404
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	30	31,816
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	$80	$ 87,534
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	160	169,685
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	50	52,467
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	55	62,771
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,410
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	105	114,010
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	135	144,689
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, RB	5.25%	11/01/2048	35	37,645
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2039	25	27,954
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	34,065
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	119,380
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	60	63,079
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	110	123,779
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2040	20	20,791
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	25	25,713
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	75	82,406
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	120	129,068
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,654
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure), Series 2023, RB, (INS - AGI)(a)	5.25%	08/01/2053	130	138,043
San Francisco (City of), CA, Series 2023, Ref. RB	5.00%	11/01/2035	55	62,888
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2033	10	11,560
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	125,717
San Mateo County Transit District, Series 2025 A, Ref. RB	5.00%	06/01/2033	5	5,807
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	75	78,786
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2033	20	23,255
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	40,508
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	60	68,685
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	60	68,330
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	90	96,158
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2035	150	166,880
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2037	5	5,497
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2039	25	27,262
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023-1A, RB	5.00%	07/01/2048	210	216,824
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023-1A, RB	5.25%	07/01/2053	215	224,188
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	112,337
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	20	22,871
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	198,354
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2037	20	22,455
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	165	188,687
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	56,673
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	100	112,865
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	275	308,762
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	265	295,348
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2039	10	11,085
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	410	449,557
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	80	87,363
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	155	168,368
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	$70	$ 80,049
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	390	442,047
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	55	62,896
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	165	188,687
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	34,307
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	10	11,436
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	209,310
Washington Township Health Care District, Series 2023 A, RB	5.75%	07/01/2048	5	5,276
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	165	179,269
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	125	134,648
				21,308,333
Colorado-1.05%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2033	10	11,768
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	100	111,660
Bromley Park Metropolitan District No. 2, Series 2023, Ref. GO Bonds, (INS - BAM)(a)	5.38%	12/01/2053	50	52,492
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	175	184,961
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	50	55,617
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	85	94,686
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2048	40	42,440
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	50	52,357
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	5	5,339
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	211,850
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	65	68,802
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2033	5	5,674
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2040	5	5,480
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2041	10	10,916
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2042	30	32,505
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2035	30	33,662
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2036	45	50,144
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2037	75	83,150
Eagle County School District No. Re50J, Series 2024, GO Bonds	5.00%	12/01/2043	15	16,260
Midtown Clear Creek Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	12/01/2053	70	72,355
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	3.00%	12/15/2033	100	99,909
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	25,005
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,828
				1,341,860
Connecticut-1.63%
Connecticut (State of), Series 2016 A, GO Bonds(b)(c)	3.25%	08/31/2026	65	65,074
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	100	105,393
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2033	45	50,525
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2033	10	11,366
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,649
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	222,269
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2033	100	113,192
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	30	34,211
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2033	30	29,749
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2033	60	67,886
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	39,240
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	44,618
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	45	49,935
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	215	237,416
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	27,508
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	75	82,235
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	65	70,612
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	16,460
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2033	$90	$ 102,081
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2033	35	39,746
Connecticut (State of) (Transportation Infrastructure), Series 2023 B, Ref. RB	5.00%	07/01/2033	25	28,390
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB	5.00%	07/01/2033	470	536,321
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	50	56,071
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	53,850
				2,089,797
Delaware-0.21%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,424
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	90	101,908
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	78,883
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	25	27,870
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	40	44,402
				264,487
District of Columbia-2.43%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	167,711
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	90	101,102
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	100,621
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	50,065
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	49,783
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	100	110,134
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2039	80	87,796
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2040	35	38,301
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	25	27,179
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	35	37,919
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	127,651
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	125	132,544
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	95	104,910
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	60	65,823
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	60	65,566
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,297
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	281,152
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	290	308,116
District of Columbia, Series 2023 C, RB	5.00%	10/01/2033	60	68,308
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	20	22,731
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2033	55	62,511
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2033	5	5,678
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2033	15	17,035
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	38,919
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2041	25	26,918
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	116,755
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2041	30	32,301
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	50	53,429
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2043	20	21,301
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	155	161,338
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	218,715
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	83,576
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	44,207
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	32,949
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	75	81,606
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	40	43,311
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	40	42,743
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	30	31,951
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	35	36,916
				3,115,868
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.10%
Brevard (County of), FL, Series 2023, RB	5.50%	09/01/2053	$165	$ 177,212
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.50%	03/01/2043	10	10,849
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	181,867
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2048	50	53,564
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	42,287
Duval County (County of), FL School Board, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2033	40	45,151
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	56,970
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	12	13,673
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	279,154
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2033	55	62,667
Florida (State of) Board of Governors (University of North Florida), Series 2023 A, RB, (INS - BAM)(a)	5.00%	11/01/2053	25	25,603
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	22,698
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	175	167,677
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	170	185,426
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	75,271
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	32,781
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	55	59,307
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	50	52,634
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	155,255
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	106,519
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	30	32,046
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2033	5	5,647
JEA Electric System, Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2033	40	45,567
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2044	5	5,366
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	20	21,241
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	300	320,439
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	159,325
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	159,844
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	20	22,535
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	35	38,981
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2036	45	49,994
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2037	5	5,517
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	169,955
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	185	192,699
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,268
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	41,031
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2033	20	22,644
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	25	28,087
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	40	40,667
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	58,758
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	15	16,986
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	104,634
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2035	25	27,874
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2036	60	66,690
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2037	25	27,633
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2038	15	16,506
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2039	30	32,889
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	90	97,882
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	75	76,446
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	85	94,432
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2035	40	44,765
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2037	60	66,319
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2033	15	17,013
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	$25	$ 25,003
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2048	25	25,744
				3,972,992
Georgia-1.56%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2033	135	154,305
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	175	180,496
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,348
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	77,258
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	25	25,857
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	5	5,174
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2048	45	46,720
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	85	95,463
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2033	10	11,350
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,623
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2035	5	5,668
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	30	34,148
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	28,631
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	338,182
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,607
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	212,125
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	47,765
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	125	126,994
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB	5.00%	01/01/2033	40	44,662
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	55	61,592
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,702
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	45	51,319
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	283,679
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2033	125	141,840
				1,995,508
Hawaii-0.08%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,730
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2033	20	22,781
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2033	25	28,476
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2033	15	17,034
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	15,733
				108,754
Idaho-0.34%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2040	35	38,562
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	25	27,453
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	266,029
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	90	102,301
				434,345
Illinois-4.00%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	73,041
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	115	119,388
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	25	25,816
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	200	220,807
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	125,961
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	350	365,553
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2033	50	52,222
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	260,546
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2043	25	26,871
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2033	90	101,059
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	26,916
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2038	$65	$ 68,561
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	176,151
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2041	25	26,019
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	80	83,726
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	50	57,819
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2033	25	28,104
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	138,727
Chicago (City of), IL O’Hare International Airport, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2042	50	53,982
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	77,382
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2033	85	80,764
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2033	45	49,131
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	170,038
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2033	5	5,459
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	50,031
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2035	50	54,895
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	70	76,336
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	16,250
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2038	75	80,786
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2039	100	107,152
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	10	10,376
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	45	46,372
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	445	450,687
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	105	114,964
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	60	66,450
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	25	27,247
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	44,216
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2033	85	95,944
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2033	10	11,363
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	100	104,820
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	10	10,361
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2033	65	72,884
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	134,555
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	65	73,222
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2023, RB	5.25%	10/01/2057	100	103,971
Illinois (State of) Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2033	30	33,659
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	200,377
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	95	103,884
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	150	160,535
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	160	172,714
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	33,763
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	100	110,585
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	40	44,234
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	90	98,372
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,081
				5,136,129
Indiana-0.98%
Indiana (State of) Finance Authority, Series 2023 A, RB	5.00%	10/01/2046	30	31,389
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	40	45,023
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	15	16,718
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	72,981
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	35	37,775
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	107,185
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	185	189,197
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	44,147
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	10	10,307
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	153,834
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	250	258,665
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	$125	$ 132,176
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	51,439
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2043	20	21,449
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2044	80	85,230
				1,257,515
Iowa-0.41%
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2038	20	22,209
Iowa (State of) Finance Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	08/01/2036	90	101,086
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	107,224
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	155	175,259
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2037	20	22,334
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2039	50	55,249
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2041	15	16,439
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2042	20	21,792
				521,592
Kansas-0.07%
Kansas (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	09/01/2033	45	51,346
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2033	30	34,231
				85,577
Kentucky-0.78%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	147,048
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2033	20	22,670
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2033	20	22,478
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2033	75	84,634
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	171,243
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	20	21,335
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2003, Ref. RB	2.00%	10/01/2033	5	4,319
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	180	201,253
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	40	41,410
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	155	172,364
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2035	20	22,513
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	50	51,513
Meade County School District Finance Corp., Series 2025, RB, (CEP - Colorado Higher Education Intercept Program)	4.88%	08/01/2048	5	5,102
University of Kentucky, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2033	35	34,185
				1,002,067
Louisiana-0.94%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	259,412
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,558
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	24,250
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,291
Louisiana (State of), Series 2023, RB	5.00%	09/01/2033	45	50,843
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	113,542
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	80	89,379
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2033	15	16,933
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2033	15	16,983
Louisiana (State of) Public Facilities Authority, Series 2017, Ref. RB	5.25%	10/01/2046	100	101,142
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, Ref. RB	5.00%	02/01/2041	30	32,140
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	10,991
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	225,817
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	$100	$ 102,921
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	135	139,358
				1,205,560
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	65	68,600
Maryland-1.34%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	70	72,603
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2033	105	119,709
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	165	184,983
Maryland (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	22,291
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	60	67,607
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	50	45,439
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	100	112,030
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	150	140,050
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2033	30	29,725
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2037	15	16,755
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2038	180	200,146
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	157,585
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	240	265,997
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	111,402
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2037	50	55,069
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	40	39,145
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2033	65	73,903
Prince George’s (County of), MD, Series 2021 A, GO Bonds	3.00%	07/01/2033	10	9,930
				1,724,369
Massachusetts-4.33%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	105,466
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2041	65	71,950
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2042	50	55,006
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	28,442
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2033	100	113,751
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2037	10	11,258
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2038	20	22,408
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2040	30	33,321
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	5	5,486
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	35	34,643
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	80	78,913
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2033	65	72,625
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	160	180,288
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	45	51,565
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	39,397
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	78,372
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	16,495
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	250	270,338
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	410	429,515
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	36,119
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2036	20	22,469
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	35	39,118
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2047	20	21,135
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	20,822
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	56,982
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	115	129,448
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	22,392
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2037	75	83,534
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	35	38,811
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	$160	$ 175,049
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	37,847
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2044	25	26,848
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	345	362,261
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	30	33,190
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2041	20	21,941
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	20	21,784
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	70	75,874
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	120	124,206
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	180,877
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2033	20	22,793
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	16,707
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	127,522
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	230	241,924
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2033	30	34,285
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	20	22,836
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2033	10	11,428
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	350	361,532
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2033	25	29,014
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2023 A-1, RB	5.00%	07/01/2043	50	54,381
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	55	62,837
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2033	15	17,137
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2033	5	5,712
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2040	35	38,649
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	25	27,484
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	25	27,322
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	165	176,146
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	365	384,439
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2042	25	27,231
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2044	5	5,385
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023-25B, RB	5.00%	02/01/2041	10	10,954
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	285	286,672
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	135	141,256
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2005, Ref. RB	5.00%	11/01/2033	20	23,077
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Mass Institute Technology), Series 2003, RB	5.25%	07/01/2033	10	11,669
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2033	5	5,667
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2033	5	5,809
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	111,827
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	25	28,641
				5,550,282
Michigan-1.56%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	30	34,027
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2033	50	56,712
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2033	50	56,712
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2033	35	39,412
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	100	103,143
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2048	50	52,006
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	25	24,876
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	143,111
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	40	45,125
Michigan (State of), Series 2023, RB	5.00%	11/15/2036	15	16,826
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	75	83,646
Michigan (State of), Series 2023, RB	5.00%	11/15/2038	20	22,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	$20	$ 22,119
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	155	170,615
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	60	65,882
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	15	16,388
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	80	86,655
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	15	16,582
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	140	148,378
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	265,492
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	118,411
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2033	15	16,985
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2033	5	5,491
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2024, RB	5.00%	10/01/2033	20	22,869
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	75	72,657
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	45	46,544
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	25	26,217
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	205	211,760
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	15	15,866
				2,006,711
Minnesota-0.77%
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2033	50	57,106
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2033	55	62,817
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	56,357
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	67,121
Minnesota (State of), Series 2023, COP	5.00%	11/01/2037	80	88,862
Minnesota (State of), Series 2023, COP	5.00%	11/01/2039	5	5,487
Minnesota (State of), Series 2023, COP	5.00%	11/01/2041	5	5,449
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	227,683
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	50	57,106
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2033	25	28,553
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	35	39,830
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	100,683
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	33,452
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	50	56,705
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,140
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2033	80	88,577
				986,928
Missouri-1.19%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	65	72,050
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	70	66,054
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	13,827
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	280	313,669
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	260	267,688
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	82,215
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	70	74,714
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2033	265	300,455
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	342,182
				1,532,854
Nebraska-0.87%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	95	101,159
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	100	105,256
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	30	31,945
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	50	52,628
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	$250	$ 268,094
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2035	60	67,684
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	85	95,085
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2037	25	27,815
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2038	40	44,248
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2039	140	154,094
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	164,204
				1,112,212
Nevada-0.92%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	55	54,927
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2037	20	22,106
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2038	20	21,996
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	27,376
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	20	21,782
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	200,808
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2046	5	5,287
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	65	66,932
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	75	74,560
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	40	45,522
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	113,032
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	25	28,080
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	5	5,541
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	55,162
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	43,964
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	27,341
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2042	25	27,192
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	210	227,257
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	95	107,817
				1,176,682
New Jersey-3.16%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	208,466
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.00%	06/15/2033	10	11,235
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	50	50,714
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2033	20	22,787
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2033	20	22,337
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	50	55,083
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2038	70	76,731
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	110	111,122
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	140	152,733
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	50	56,244
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	165	183,722
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	27,685
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	105	115,674
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2038	95	104,135
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	50	54,541
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	35	37,996
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	55	61,868
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	55	61,633
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	85	94,703
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	205	227,142
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	65	71,640
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	80	87,717
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	165	180,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	70	75,987
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	140	150,168
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	$525	$ 550,839
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	465	488,562
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	135	151,858
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2033	10	11,249
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	21,583
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	55	55,909
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	450	475,524
				4,057,587
New Mexico-0.08%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	40	35,018
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	65	73,628
				108,646
New York-18.25%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2041	15	16,706
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2043	15	16,512
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	60,071
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	135	143,081
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	265	276,639
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2033	10	11,604
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2038	5	5,644
Empire State Development Corp., Series 2023 A, RB	5.00%	03/15/2038	45	50,131
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,286
Long Island (City of), NY Power Authority, Series 2023 E, RB	5.00%	09/01/2043	20	21,775
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	10	11,446
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,457
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	80	82,747
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	247,941
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2033	25	28,263
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2033	20	22,611
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	30	33,916
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	75	84,790
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	170	165,514
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	185	191,936
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2036	35	39,234
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2037	5	5,563
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2038	45	49,806
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2033	20	19,332
New York & New Jersey (States of) Port Authority, Series 2014, RB	3.50%	12/15/2033	5	5,000
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	32,690
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	20	20,802
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	45	49,824
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,522
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	103,949
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2033	5	5,701
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2040	60	66,432
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	205	224,664
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	35	38,138
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	40	42,086
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	44,119
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2041	20	22,059
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2042	35	38,357
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	67,226
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2039	10	11,154
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	52,705
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	100	95,279
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	5	4,990
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2033	65	72,981
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2035	$40	$ 44,419
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2033	35	38,953
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2033	20	22,456
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2035	30	33,314
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2036	10	11,030
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2037	45	49,348
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2038	35	38,235
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2039	120	130,682
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	65	70,565
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	10	10,773
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	20	21,444
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	40	42,810
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	160	166,234
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	35	39,298
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	190	210,990
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,515
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	85	92,856
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	260	266,766
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,614
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	10	11,184
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,614
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2033	10	11,228
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2033	45	50,526
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2033	25	27,848
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2033	100	110,895
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	150	166,159
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	66,039
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	142,266
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2038	190	207,130
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	55	59,777
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	20	21,674
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	215	230,939
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	110	119,324
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	75,464
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	155	163,347
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	75	84,209
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	125	137,079
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2033	10	11,175
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2033	40	39,209
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	50	57,256
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	105	111,898
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	50	56,615
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2038	15	16,581
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	425	448,558
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,731
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	62,806
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	75	81,192
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	280	293,521
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	20	20,952
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	90	102,664
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	360	407,227
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	235	259,796
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	10	10,759
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	266,719
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	200	213,935
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	108,482
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	45	50,039
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	$30	$ 33,446
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	100,181
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2037	110	120,944
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	240	262,101
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	60	65,207
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	45	48,676
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	45	48,476
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	50	53,500
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	117,509
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	255	267,120
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	150	155,318
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	75	76,859
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	293,309
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	33,728
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	115	128,529
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2035	115	127,664
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	215,072
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2037	95	104,214
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	81,729
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	125	135,568
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	60	64,750
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	75	80,763
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	60,379
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	190	206,167
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	25	27,432
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	215	230,945
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	15	16,101
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	20	21,363
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	65	69,329
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	168,870
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	30	33,767
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	5	5,628
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	70	78,427
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,602
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	55,634
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	45	49,762
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	70	77,408
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	30	32,938
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	90	98,814
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	212,992
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	40	43,691
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2040	15	16,890
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	30	32,463
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	80	89,690
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	10	10,809
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2042	25	27,981
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	50	54,709
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	10,846
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	527,821
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	141,843
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	5	5,253
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2053	5	5,132
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2033	60	67,533
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	200	226,173
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	35	39,580
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2033	15	16,883
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2033	50	56,278
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2033	75	84,815
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2033	$10	$ 11,309
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	40	45,235
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	35	39,580
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	35	39,580
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	102,197
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	50	55,296
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	125	136,301
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2033	40	45,235
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	33,796
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	10	11,278
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	95	106,318
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2041	45	50,131
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	22,792
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	16,898
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	60	67,423
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2040	25	27,979
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2041	30	33,421
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2033	20	23,092
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	665	593,556
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	55	61,179
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	145	167,565
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	60	68,074
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	30	33,674
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	61,345
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2037	30	33,231
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	60	66,114
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2039	5	5,486
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2033	5	5,696
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	45	50,806
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	65	72,879
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	190	211,198
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	60,780
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	110	120,841
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	40	43,789
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	70	76,150
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	211,827
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	102,806
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	25	28,320
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	16,846
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2037	130	145,184
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	60	66,709
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	75	85,092
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2033	300	341,761
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	55	62,401
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	55,617
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2033	10	11,425
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	15	16,838
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	335	348,681
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	105	108,099
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	25	29,134
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	91,680
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2037	5	5,661
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	30	33,833
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	68,355
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	$120	$ 136,030
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2041	25	28,225
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	23,204
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2042	15	16,851
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	187,580
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	140,014
New York Liberty Development Corp., Series 2021, Ref. RB	2.20%	11/15/2033	40	34,810
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,417
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	50	57,302
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2033	40	44,829
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2035	10	11,376
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2044	10	10,723
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	10	10,292
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2035	30	33,750
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2033	10	11,392
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	99,693
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	45	48,923
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,297
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	35	36,930
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	140,635
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	220	228,415
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	340	351,628
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	105	108,193
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	50	51,613
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2056	85	87,548
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	256,355
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2044	10	10,695
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2038	5	5,440
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	22,567
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,341
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	5	5,745
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	170	176,495
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	65	68,007
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	15	17,217
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	155	172,325
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	16,632
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	75	84,224
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	190	212,637
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	90	98,612
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	90	97,271
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	45	51,370
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	28,203
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	145	162,244
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	28,035
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	85	94,615
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	85	93,889
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	60	65,720
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	207,242
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	10	10,622
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	95	104,942
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	31,989
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	22,743
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	$60	$ 62,797
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2040	20	21,818
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2041	25	27,191
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2043	45	48,459
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	170	177,223
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	60	61,858
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	360	374,337
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	06/15/2035	15	17,211
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2035	10	11,534
Westchester County Local Development Corp., Series 2024, RB	5.00%	07/01/2035	10	10,881
Westchester County Local Development Corp. (Blood Center), Series 2024, RB	5.00%	07/01/2038	20	21,449
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	30	31,031
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	200	215,748
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	45	45,585
				23,408,875
North Carolina-0.56%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	262,537
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2033	15	17,110
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	30	33,807
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	55	54,667
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2033	55	62,457
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2033	30	33,963
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	16,764
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,406
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	25	28,667
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2037	35	39,167
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2035	20	22,620
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	115	131,705
				714,870
North Dakota-0.13%
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	160	162,125
Ohio-2.44%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2033	125	139,685
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	133,281
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2035	40	45,241
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2036	50	56,244
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2037	45	50,358
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2039	25	27,700
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	55	53,881
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2033	85	96,382
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2035	20	22,486
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	201,350
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	77,936
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	25	28,491
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	45	50,513
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	50,820
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	40	43,886
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2037	10	10,908
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	160	166,392
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	110	114,814
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2033	20	22,603
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2039	$50	$ 54,766
Ohio (State of) Water Development Authority, Series 2023 A, RB	5.00%	12/01/2037	10	11,203
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	95	108,264
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	105	104,233
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2033	20	22,734
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2033	15	17,138
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	412,096
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	45	49,648
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	270	296,556
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,472
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2042	25	27,200
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	250	285,255
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	55	62,919
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	30	32,183
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	100	113,158
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,629
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	90	100,752
Troy City School District, Series 2024, GO Bonds	5.00%	12/01/2054	30	30,900
				3,133,077
Oklahoma-0.41%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,559
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,579
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	165	183,659
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	55,364
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	20	22,075
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	20	21,994
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	55	60,304
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	20	21,850
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	30	32,545
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2033	100	111,998
				520,927
Oregon-1.44%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2033	160	157,516
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	10	11,371
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2033	5	5,695
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2035	65	72,957
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2033	5	5,695
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,726
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	80	88,346
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	120	131,879
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	60,976
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	130	141,529
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	59,357
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	55	61,732
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	150	167,067
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	50	55,321
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2038	$45	$ 49,574
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	115	125,675
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	76,320
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2033	5	5,684
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	10,900
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2042	10	10,852
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	70,120
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	45	51,134
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	39,547
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	25	28,087
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	105,210
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2036	15	16,780
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	165	183,630
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	30	33,201
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,159
				1,848,040
Pennsylvania-3.84%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	35	39,707
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,299
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	46,976
Lancaster (County of), PA Hospital Authority (Masonic Villages), Series 2023, Ref. RB	5.13%	11/01/2038	50	53,817
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2033	55	62,294
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2035	240	270,704
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2036	70	78,322
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2040	300	305,071
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	30	30,349
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2033	70	79,220
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	431,354
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2033	45	50,669
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	35	39,642
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2033	95	107,553
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2037	135	150,226
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2038	180	199,159
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, GO Bonds	4.00%	09/01/2042	20	20,130
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, Ref. GO Bonds	5.00%	09/01/2039	50	54,979
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	195	192,540
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2036	20	22,177
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2038	85	93,340
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	85	94,900
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	288,651
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	553,533
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	15	16,353
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2033	70	78,669
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2024, RB	5.00%	12/01/2053	100	103,653
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	60	67,420
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	89,132
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	4.25%	12/01/2044	20	20,325
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	90	93,288
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	160	168,375
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	55	61,363
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 A, RB	5.00%	12/01/2042	20	21,747
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	40	44,993
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	228,121
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	45	49,435
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2041	20	21,913
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	$40	$ 43,364
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	140	140,811
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	45	48,013
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2033	15	16,945
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2033	30	33,890
Philadelphia School District (The), Series 2023 A, GO Bonds	5.25%	09/01/2043	75	81,743
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	25	28,350
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	25,964
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2036	10	11,107
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	49,708
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2038	10	10,983
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2033	25	28,197
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	70	69,100
				4,923,574
Rhode Island-0.21%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	70	78,276
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	50,757
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	56,048
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	87,957
				273,038
South Carolina-0.04%
South Carolina (State of) Transportation Infrastructure Bank, Series 2024 A, Ref. RB	4.00%	10/01/2033	45	47,970
Tennessee-0.95%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	77,272
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 B, RB	5.00%	07/01/2033	160	176,622
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	156,559
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	105	113,384
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2043	5	5,374
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	130	138,779
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	85	94,397
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2033	20	22,234
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	55	56,986
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	45	51,405
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	39,608
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	25	28,139
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	105	117,571
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	100,272
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,175
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	20	22,084
				1,222,861
Texas-12.03%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	190	196,747
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	51,122
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	56,668
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	80	89,596
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	25	27,830
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	71,943
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	55,018
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2039	$35	$ 38,357
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,639
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	135	141,953
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	15	17,041
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	56,883
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2033	25	28,401
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	41,624
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	30	31,393
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2033	20	22,544
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2034	50	56,105
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	195,419
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2036	50	55,495
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2037	20	22,053
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2038	95	104,225
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2039	35	38,190
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2040	15	16,312
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	108,024
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	53,753
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	103,817
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	35	36,441
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	67,404
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2033	55	62,058
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2033	115	128,826
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,377
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2033	50	56,885
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds(b)(c)	5.00%	02/15/2033	15	16,946
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	105	109,132
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2049	165	174,879
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,249
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	28,254
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	20	21,713
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	28,141
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,053
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	30	33,769
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	166,266
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2043	85	91,257
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	208,224
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2033	5	4,955
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,617
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	20	22,255
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	80	88,500
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	10	11,020
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	27,414
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	$45	$ 50,682
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	40	44,718
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	316,642
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2035	20	22,456
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2036	5	5,572
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2038	25	27,557
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,480
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2040	40	43,610
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2033	20	22,617
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	69,255
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	40	42,118
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	20	22,512
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,570
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	20	22,164
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	55,103
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2038	20	21,929
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	25	27,259
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2040	35	37,999
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	30	32,495
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2042	20	21,600
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2033	35	39,396
Dallas (City of), TX, Series 2024 B, GO Bonds	5.00%	02/15/2033	25	28,140
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2033	25	28,140
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	37,961
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	45	48,569
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	107,273
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	50,741
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	80	91,016
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,621
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	80	89,442
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	110	122,272
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	44,243
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	10	10,999
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	162,677
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	20	21,574
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	151,331
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	75	77,564
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,804
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,178
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	80	84,043
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	110	115,864
Fort Bend County Texas Public Facility Corp., Series 2023, RB	5.00%	03/01/2048	100	103,677
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	50,829
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	30	33,489
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	70	77,713
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	40	44,174
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	54,972
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	40	43,763
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	85	92,622
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,836
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	32,315
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	270	280,784
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	$35	$ 35,914
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	51,579
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	90	93,826
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	35	39,695
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	45	46,915
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	200	206,579
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	61,444
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	45	50,459
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	180	196,903
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	70	76,269
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	125	136,707
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,670
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	35	39,625
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	50	52,116
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	61,704
Kermit Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,139
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2033	35	39,634
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	130	141,984
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	15	16,270
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	40	43,170
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,470
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	250	257,101
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2040	10	10,783
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	25	26,848
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	170	180,218
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	163,157
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	178,774
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	35	38,905
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	70	77,378
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	49,496
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	5	5,005
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	190	199,016
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	60	62,775
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2035	25	27,782
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2036	80	88,453
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2037	20	21,974
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2039	15	16,309
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2040	45	48,765
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2041	85	91,885
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	51,869
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	80	83,683
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	20	22,525
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,545
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	11,043
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	44,002
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	5	5,078
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	115	120,328
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	$200	$ 206,165
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2033	25	28,379
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	135	140,773
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	41,442
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	85	94,936
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	300	329,686
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,471
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2033	25	28,407
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	110,783
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2033	50	55,823
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	105,675
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	74,601
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	20	20,763
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	102,549
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	61,256
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2037	75	83,043
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,506
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	5	5,480
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	337,391
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	125	132,697
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	110	120,431
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	75	82,649
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,159
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2033	20	22,478
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2033	5	5,619
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2033	5	5,619
San Antonio (City of), TX, Series 2026 A, Ref. RB	5.00%	02/01/2033	100	112,388
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	117,061
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	103,949
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	51,748
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	154,786
Splendora Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	80	82,174
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	35	36,557
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2033	35	39,553
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2033	100	110,758
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2033	70	78,938
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2033	40	45,325
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	141,062
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2036	10	11,219
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	110	122,675
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2038	25	27,730
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	71,657
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	45	49,282
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	385	436,385
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	29,537
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2033	20	22,792
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	100	111,385
Texas (State of) Water Development Board, Series 2023 A, RB	4.60%	10/15/2039	45	48,056
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	$40	$ 42,594
Texas (State of) Water Development Board, Series 2023 A, RB	4.70%	10/15/2041	20	21,268
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	105	110,408
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	30	32,184
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	100	103,153
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	410	433,063
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	140	144,480
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2033	5	5,698
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	226,813
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,586
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	180	199,835
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,231
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	56,346
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2033	5	5,539
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	10	10,482
				15,424,394
Utah-0.42%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	35	38,781
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	65	68,488
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2033	10	11,202
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	235	249,550
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	82,592
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	39,871
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2033	40	45,805
				536,289
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2023, RB	5.00%	11/01/2052	25	25,765
Virginia-1.16%
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2033	20	21,383
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2035	15	15,806
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	56,012
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	55	61,315
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	50	54,535
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	180	180,767
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	35	36,408
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	79,170
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	5	5,486
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2038	15	16,522
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	165	181,093
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	170	185,938
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	85	92,454
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,193
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2036	20	22,249
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2037	$115	$ 127,211
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	20	22,620
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2033	15	16,965
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	72,737
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2033	25	26,453
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	73,934
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	106,285
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	26,099
				1,492,635
Washington-3.54%
Energy Northwest, Series 2023 A, Ref. RB	5.00%	07/01/2033	75	85,325
Energy Northwest, Series 2023 B, Ref. RB	5.00%	07/01/2035	65	72,963
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	56,883
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2033	95	108,078
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	50,205
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	100,410
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	145	160,851
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	120	132,610
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	135	148,544
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	30	33,096
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	15	16,482
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	12/01/2040	20	22,612
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	10	10,644
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	33,936
King (County of), WA Public Hospital District No. 2, Series 2024, GO Bonds	5.25%	12/01/2045	15	15,994
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	30	33,757
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	135,565
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,629
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	75	78,082
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	77,472
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	111,425
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	30	34,211
University of Washington, Series 2024 A, RB	5.00%	04/01/2033	10	11,318
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,599
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	30	33,756
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2035	25	28,010
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2036	25	27,860
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2038	60	66,422
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	27,295
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2045	10	10,649
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	25	26,141
Washington (State of), Series 2023 B, Ref. GO Bonds	5.00%	07/01/2041	10	10,929
Washington (State of), Series 2023, GO Bonds	5.00%	07/01/2035	10	11,245
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	25	28,466
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2033	20	22,646
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,688
Washington (State of), Series 2025-2, Ref. GO Bonds	5.00%	08/01/2033	30	34,159
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	105	117,433
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	$80	$ 89,008
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	60	66,465
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	88,238
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	32,949
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	40	45,292
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	22,380
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	122,517
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	90	99,787
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,595
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	89,063
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	45	49,664
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	35	38,931
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	180	199,645
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	105	115,939
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	60,468
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	10	10,950
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	135	146,839
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	45	48,716
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	75	78,790
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	110	120,331
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	5	5,438
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	37,890
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	25	26,464
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	55	62,626
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	183,137
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	200	213,805
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	25	26,552
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	50	52,746
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	70	73,372
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	50	56,260
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	150	166,993
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	44,338
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	54,578
				4,543,156
West Virginia-0.41%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	64,986
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2053	20	21,318
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	180	186,404
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023, RB	5.75%	09/01/2041	25	27,368
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	30	32,255
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	125	131,800
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	60	64,163
				528,294
Wisconsin-0.82%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	125	138,745
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	27,940
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2038	195	215,724
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	160	179,480
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	170	189,676
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	125	137,374
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2033	50	56,881
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2033	70	79,633
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2033	$10	$ 11,397
Wisconsin (State of) Environmental Improvement Fund (Green Bonds), Series 2024 A, RB	5.00%	06/01/2033	10	11,329
				1,048,179
TOTAL INVESTMENTS IN SECURITIES(d)-98.68% (Cost $126,986,423)				126,566,215
OTHER ASSETS LESS LIABILITIES-1.32%				1,696,542
NET ASSETS-100.00%				$128,262,757

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.71%
Alabama-0.30%
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2034	$5	$ 5,717
Jacksonville (City of), FL Building Authority, Series 2024 A, RB, (INS - BAM)(a)	5.25%	08/01/2049	75	77,724
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2034	5	5,541
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2034	135	142,131
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	04/01/2049	60	62,183
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	95	99,044
				392,340
Arizona-1.25%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	50	50,993
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2034	30	34,462
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	95	107,648
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2039	35	37,791
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2040	60	64,397
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2041	135	144,559
Maricopa County High School District No. 214, Series 2025, GO Bonds	5.00%	07/01/2040	10	11,096
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025, GO Bonds	5.00%	07/01/2044	15	16,204
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	30	34,066
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2034	25	28,777
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	50	54,453
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	225	236,715
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	320	337,330
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2039	30	33,786
University of Arizona Board of Regents, Series 2024, Ref. RB	5.00%	07/01/2038	65	72,575
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2034	30	34,415
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	75	78,361
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	240	250,566
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,523
				1,643,717
California-14.31%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2034	45	43,967
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2034	5	5,814
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2036	55	63,165
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2034	25	29,245
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	85	84,129
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	39,861
California (State of), Series 2024, GO Bonds	4.00%	09/01/2034	5	5,384
California (State of), Series 2024, GO Bonds	5.00%	09/01/2034	20	23,214
California (State of), Series 2024, GO Bonds	5.00%	09/01/2035	85	97,586
California (State of), Series 2024, GO Bonds	5.00%	08/01/2036	70	80,073
California (State of), Series 2024, GO Bonds	5.00%	09/01/2036	30	34,105
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	140	157,110
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	25	28,055
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	140	156,062
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	30	33,035
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	175	195,066
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	60	65,484
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	100	109,141
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	175	186,801
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	120	128,105
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	$185	$ 194,854
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	107,208
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2034	50	58,036
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2035	70	80,365
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2036	10	10,623
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2036	40	45,473
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	45	51,282
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	175	183,418
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	35	39,649
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2039	265	299,032
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	80	88,093
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	55	60,260
California (State of), Series 2025, GO Bonds	5.00%	11/01/2039	110	124,355
California (State of), Series 2025, GO Bonds	5.00%	11/01/2041	5	5,617
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	45	49,098
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	60	63,971
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	5.00%	06/01/2049	20	20,883
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	165	177,041
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	115	122,163
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	70	75,596
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	34,115
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2049	60	63,208
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	40	41,907
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	158,550
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	100	102,828
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2024, Ref. RB	5.00%	08/15/2034	25	29,005
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2034	120	132,699
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2036	10	10,901
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2037	10	10,850
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2039	65	69,720
California (State of) Infrastructure & Economic Development Bank(Harvard West lake School), Series 2024, RB	5.00%	06/01/2039	100	113,459
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	50	52,016
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	50	51,922
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	140	155,500
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	30	32,956
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	40	43,577
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2037	10	11,336
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2038	5	5,636
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2039	70	78,427
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	10	10,807
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	185	195,025
California (State of) Public Works Board (Various Capital), Series 2024 D, RB	5.00%	11/01/2036	25	28,611
California (State of) Public Works Board (Various Capital), Series 2024 D, RB	5.00%	11/01/2037	65	74,017
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2036	25	28,486
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2040	60	66,915
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2034	10	11,551
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2036	50	57,152
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2037	50	56,862
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2038	15	16,962
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	190	213,506
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	$100	$ 104,707
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	105	110,709
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	17,536
California State University, Series 2024 A, RB	5.00%	11/01/2036	15	17,323
California State University, Series 2024 A, RB	5.00%	11/01/2038	5	5,712
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	39,705
California State University, Series 2024 A, RB	5.00%	11/01/2041	5	5,624
California State University, Series 2024 A, RB	5.00%	11/01/2042	90	100,549
California State University, Series 2024 A, RB	5.00%	11/01/2043	35	38,885
California State University, Series 2024 A, RB	5.00%	11/01/2044	45	49,589
California State University, Series 2024 A, RB	5.50%	11/01/2045	50	56,537
California State University, Series 2024 A, RB	5.50%	11/01/2046	100	112,141
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	82,740
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2034	10	11,691
Carson (City of), CA Public Financing Authority, Series 2024, RB	5.00%	06/01/2049	65	68,184
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	15	15,663
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	21,279
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2049	10	10,533
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	5	5,208
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	195	203,483
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2034	5	5,868
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2034	5	5,868
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2034	10	11,709
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2051	60	62,447
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	65	67,322
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	70	72,501
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	190	201,610
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	20	20,902
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2048	160	170,337
Lancaster Financing Authority, Series 2024, RB, (INS - BAM)(a)	5.00%	05/01/2054	90	93,041
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	15	16,658
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2036	20	22,204
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2037	20	22,040
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2038	65	71,115
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2039	90	98,019
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2040	110	119,415
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2034	45	50,284
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2035	55	61,341
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2039	100	108,910
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2041	70	75,636
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2042	25	26,879
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	290	307,529
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2036	150	166,531
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	80	88,627
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	15	16,530
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	100	109,408
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	25	27,486
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	265	288,612
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2040	35	38,166
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2041	110	119,358
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2035	30	33,459
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2036	75	83,266
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2039	55	59,901
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2040	$20	$ 21,712
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	40	43,221
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	60	63,627
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	100	104,483
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	5	5,379
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	60	63,347
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2034	55	61,832
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2039	85	93,004
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2034	35	39,347
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2034	40	44,968
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	28,308
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	15	17,533
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,762
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2036	40	46,455
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	30	34,644
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2039	25	28,499
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2040	20	22,663
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2041	25	28,750
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2042	60	67,235
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	135	151,658
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	55	58,357
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	100	106,652
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	30	32,592
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2034	10	11,774
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2036	55	64,084
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2038	10	11,503
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	20	21,399
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	120	126,920
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	3.00%	01/01/2034	110	109,403
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2036	10	11,367
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2037	15	16,957
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2034	615	712,224
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2038	40	45,007
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2039	30	33,601
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2034	35	40,226
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	135	153,063
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	75	83,284
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	50	56,110
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	65	71,363
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	230	248,025
Madera Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	08/01/2050	100	105,526
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	15	17,570
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2036	45	52,068
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	50	53,213
M-S-R Energy Authority, Series 2009 A, RB	7.00%	11/01/2034	110	132,535
M-S-R Energy Authority, Series 2009 B, RB	7.00%	11/01/2034	15	18,073
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	120,487
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2037	10	11,478
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	150	157,577
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	135	141,561
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	35	37,049
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	130	138,501
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	85	89,513
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2035	30	34,805
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2036	10	11,532
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2025-O, RB	5.00%	09/15/2040	15	16,868
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	$30	$ 32,889
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	130	136,872
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	45	48,430
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	70	72,986
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	100	106,162
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	23,567
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2036	20	23,244
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	80	92,383
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	40	45,566
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	65	69,068
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	305	320,352
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2034	5	5,818
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	75	79,408
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	34,540
San Diego Unified School District (Election of 2012), Series 2024 ZR-5A, GO Bonds	5.00%	07/01/2041	25	27,977
San Diego Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	07/01/2044	15	16,455
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2042	10	11,117
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2043	25	27,643
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	145	154,403
San Francisco (City & County of), CA, Series 2024 R1, GO Bonds	5.00%	06/15/2034	20	23,450
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2041	5	5,559
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2042	10	11,031
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	40	42,271
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2034	40	45,980
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2034	45	52,535
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2039	20	22,627
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	11,287
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2043	15	16,639
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2045	25	27,219
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	135	143,391
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	325	341,762
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2034	60	70,642
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	50	53,609
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	285	275,001
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	55	63,323
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2050	40	42,426
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	21,058
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,506
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2034	40	45,303
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2038	35	38,739
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2040	50	54,889
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2041	10	10,931
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2042	25	27,147
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2043	$30	$ 32,381
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	100	103,485
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2034	100	113,879
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2034	175	202,412
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	85	97,333
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	65	73,996
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2038	30	33,871
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2039	45	50,497
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	39,094
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	10	11,086
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	55	60,695
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	130	142,608
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	35	38,148
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2034	215	248,678
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	30	34,353
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2037	35	39,844
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	195	220,162
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	135	151,491
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	95	106,111
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	25	27,714
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	130	143,461
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	40	43,597
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	100	108,391
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	80	84,082
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	45	49,364
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2034	150	173,496
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2034	100	116,214
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2034	125	145,267
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	30	29,387
West Contra Costa Unified School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2034	60	69,271
				18,882,969
Colorado-2.69%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2034	25	29,775
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	45	47,699
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	105,265
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	5	5,664
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	135	152,187
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	40	44,840
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	75	83,401
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2034	5	5,880
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2049	15	15,750
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	72,609
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	90	93,303
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	40	42,639
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2034	65	75,041
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2037	20	22,598
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	65	73,069
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024, Ref. RB	5.00%	12/01/2036	60	68,178
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	10	10,640
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	10	10,508
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2034	300	334,626
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	265	284,431
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	40	41,415
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	175	191,304
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 B, Ref. RB	5.00%	05/15/2034	20	22,766
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2034	$15	$ 17,081
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2036	5	5,651
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	85	87,806
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	100	106,502
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2034	5	5,786
Denver (City & County of), CO, Series 2020 A, GO Bonds	3.00%	08/01/2034	25	24,888
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2034	5	5,648
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2041	40	44,562
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	10	10,411
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2036	20	23,299
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2037	130	150,591
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2038	70	80,705
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2039	30	34,417
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	70	79,941
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	35	39,668
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	45	50,652
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2039	30	33,564
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	25	27,880
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	111,045
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	55	60,697
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	20	21,755
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,987
Grand Junction (City of), CO, Series 2024, RB	5.00%	03/01/2049	20	20,889
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	25	25,690
Johnstown (Town of), CO, Series 2024, RB, (INS - BAM)(a)	5.00%	12/01/2048	35	36,817
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2042	25	28,060
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2043	65	72,406
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	82,763
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	40	42,793
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2034	10	11,532
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	20	22,746
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2037	100	112,936
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	70	78,486
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2039	25	27,891
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	90	93,640
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	20	20,941
				3,544,714
Connecticut-1.46%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2036	160	179,913
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	125	139,783
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2038	70	77,962
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	25	27,734
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	10	11,046
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2034	55	62,750
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2036	10	11,280
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2034	85	97,679
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2036	60	68,063
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2037	60	67,677
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2038	80	89,841
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2034	55	62,845
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2034	40	45,984
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2034	35	40,138
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2034	$40	$ 45,872
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2039	30	33,547
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	30	33,326
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	5	5,537
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	40	44,864
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	210	234,498
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	250	278,048
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2034	5	5,711
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2040	5	5,608
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2034	55	63,010
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2035	55	63,041
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2036	5	5,694
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	5	5,634
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2040	25	27,867
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2041	50	55,444
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2034	35	40,097
				1,930,493
Delaware-0.18%
Delaware (State of), Series 2020 A, GO Bonds	2.00%	01/01/2034	80	70,332
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2034	75	85,322
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2034	5	5,777
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2034	10	11,512
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2055	65	67,687
				240,630
District of Columbia-1.57%
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2034	5	5,619
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2034	30	34,393
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2036	15	16,973
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2037	10	11,250
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2038	35	39,179
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2040	50	55,541
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	30	33,180
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	85	93,470
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	55	60,209
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	70	75,924
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	21,525
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	190	199,360
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2036	20	22,655
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2037	125	140,781
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2034	60	68,786
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2034	15	17,244
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2034	60	68,690
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2034	35	40,069
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2034	25	28,621
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	135,208
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2037	20	22,370
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2038	15	16,716
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2039	85	94,262
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2040	75	82,866
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	20	22,041
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	5	5,479
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	210	219,231
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2034	75	83,806
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	125	128,482
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2049	$100	$ 104,189
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	115	118,259
				2,066,378
Florida-3.54%
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2024, Ref. RB	5.00%	04/01/2037	50	54,757
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2034	50	57,640
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	195	190,289
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	25	25,978
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	20	20,513
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	76,054
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2034	7	8,057
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	15	17,265
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	15	14,625
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2034	40	46,039
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	50	51,425
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	70	71,167
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2034	25	28,680
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2034	45	51,623
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	45	46,930
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	5.00%	10/01/2043	30	32,355
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	101,912
Hillsborough (County of), FL, Series 2025 B, Ref. RB	5.00%	09/01/2049	10	10,417
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2034	225	253,192
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	325	343,374
Jacksonville (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2049	25	26,258
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	35	36,900
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	45	51,376
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2034	10	11,496
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2034	40	45,153
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	50	51,572
Lakeland (City of), FL, Series 2024, Ref. RB	5.00%	11/15/2043	30	32,074
Lakeland (City of), FL, Series 2024, Ref. RB	5.00%	11/15/2045	5	5,246
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	90	100,723
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,266
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	75	83,218
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2038	30	33,191
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2039	25	27,508
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2040	30	32,748
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2041	15	16,265
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2042	15	16,159
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2043	30	32,147
Miami (City of), FL, Series 2024, RB	5.25%	01/01/2049	130	137,746
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	125	121,923
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	100	104,504
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2048	10	10,416
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	130	135,331
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	100	105,089
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2041	15	16,505
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2036	45	50,657
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2037	15	16,789
Miami-Dade (County of), FL, Series 2025 B, RB	5.00%	10/01/2050	20	20,571
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	85	88,305
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2034	$15	$ 17,115
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2034	10	11,319
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	35	36,363
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2034	15	17,103
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	20	20,911
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2034	25	28,820
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2036	45	51,125
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2037	25	28,234
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2038	190	213,499
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2039	20	22,317
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	110	114,827
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	50	57,640
Osceola (County of), FL, Series 2025, RB	5.00%	10/01/2036	55	61,544
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	134,086
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2034	5	5,716
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2037	15	16,525
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2039	55	60,284
Polk (County of), FL, Series 2024, Ref. RB	5.00%	10/01/2054	5	5,185
Pompano Beach (City of), FL, Series 2024, RB	5.00%	09/01/2054	50	52,051
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2034	60	67,473
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2034	50	57,124
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	110	104,283
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	45	50,681
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	40	44,792
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2036	5	5,673
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2037	10	11,262
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2038	35	39,193
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	55	61,246
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	53,376
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	25	26,228
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2045	40	42,926
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	25	26,044
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	110	115,972
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2038	40	44,390
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2039	10	11,046
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2040	30	32,978
				4,672,779
Georgia-1.04%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	35	39,805
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	95	99,294
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	50	51,719
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	45	50,049
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2041	40	44,344
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2034	150	166,474
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2036	100	109,664
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2038	35	37,973
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2039	20	21,997
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,483
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2049	80	83,863
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	77,611
Fayette County Development Authority, Series 2024, RB	5.25%	10/01/2054	50	50,746
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2034	5	5,735
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2050	5	5,203
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	$65	$ 66,973
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	10	10,358
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2034	15	16,836
Georgia (State of), Series 2017 A-2, GO Bonds	3.00%	02/01/2034	15	14,800
Georgia (State of) Municipal Electric Authority (Project One), Series 2024, Ref. RB	5.00%	01/01/2036	15	16,734
Jackson (County of), GA School District, Series 2025, GO Bonds	5.00%	03/01/2034	5	5,737
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	20	20,719
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2034	10	11,420
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2034	15	17,278
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	07/01/2034	25	28,549
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2037	25	28,082
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2036	40	45,180
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	16,115
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	65	68,041
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	65	67,161
Upper Oconee Basin Water Authority, Series 2024, RB	5.00%	07/01/2055	25	25,855
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	50	51,412
				1,366,210
Hawaii-0.45%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2034	5	4,912
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2034	35	39,560
Honolulu (City & County of), HI, Series 2024, RB	5.00%	07/01/2043	25	27,256
Honolulu (City & County of), HI, Series 2024, RB	5.00%	07/01/2045	20	21,512
Honolulu (City & County of), HI, Series 2024, Ref. RB	5.00%	07/01/2040	35	38,681
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2034	55	63,180
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2034	105	120,617
Honolulu (City & County of), HI (Second Bond Resolution), Series 2024, Ref. RB	5.00%	07/01/2039	105	116,594
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	156,081
				588,393
Idaho-0.16%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	105,015
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2034	20	22,958
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	70	80,353
				208,326
Illinois-5.58%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2037	95	103,490
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	170	184,185
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2039	15	16,212
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2041	10	10,820
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2042	30	32,404
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2043	55	59,351
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2044	50	53,351
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2038	85	93,036
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	53,218
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2034	10	10,451
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2042	25	27,015
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2043	10	10,751
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	59,625
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	190	196,294
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	220	229,243
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	250	263,690
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2034	5	5,663
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2034	5	5,663
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2039	$120	$ 132,641
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	75	82,407
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	40	43,859
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	45	49,035
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	105	113,707
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	15	16,125
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2034	30	33,445
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	151,072
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	185	197,358
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	260	267,947
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2034	75	82,884
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2034	80	89,152
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2036	125	137,413
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	235	256,538
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	50	54,212
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2039	55	59,314
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	25	26,808
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	155	165,220
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	10	10,758
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	45	48,160
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	21,214
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	100	103,408
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2036	250	276,092
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	60	65,555
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2039	5	5,437
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	50	54,115
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2041	25	26,927
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	25	26,737
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2034	105	116,848
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2036	35	38,641
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2037	60	65,765
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	100	108,840
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	25	27,050
Illinois (State of), Series 2024, Ref. GO Bonds, (INS - BAM)(a)	5.00%	02/01/2034	15	16,811
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	25	27,927
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	65	72,611
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2034	50	55,811
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2036	90	99,008
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2037	30	32,769
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2038	5	5,423
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2042	75	79,436
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	75	78,208
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	75	78,360
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	100	103,717
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	75	77,326
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2034	75	86,038
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	10,872
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	95	102,540
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	265	283,930
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	45	50,372
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2034	45	51,092
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 A, Ref. RB	5.25%	04/01/2042	20	21,861
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2034	$5	$ 5,656
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.25%	04/01/2039	15	16,690
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024, Ref. RB	5.25%	04/01/2041	85	93,424
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2034	140	159,060
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	175	198,362
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	185	208,016
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2038	260	290,822
Illinois (State of) Toll Highway Authority, Series 2024, Ref. RB	5.00%	01/01/2039	125	139,137
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2034	50	55,083
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	22,021
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2034	130	145,266
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2036	10	11,059
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2039	95	103,181
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2049	130	131,796
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2054	50	50,175
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	21,870
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2044	10	10,857
				7,365,733
Indiana-1.04%
Brownsburg 1999 School Building Corp., Series 2024 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2043	60	64,220
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2044	100	106,265
Fishers Town Hall Building Corp., Series 2023 A, RB	5.63%	07/15/2048	25	26,931
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	10	10,740
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	30	32,446
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2037	15	16,916
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2038	30	33,662
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	02/01/2039	180	201,031
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2040	20	22,236
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2043	20	21,850
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2044	65	70,479
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2045	15	16,146
Indiana (State of) Finance Authority, Series 2024, RB	5.25%	07/01/2064	10	10,049
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.00%	02/01/2034	30	31,293
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2034	50	56,848
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2034	10	11,314
Indiana (State of) Finance Authority (Citizens Wastewater of Westfie), Series 2024, RB	5.25%	10/01/2044	5	5,437
Indiana (State of) Finance Authority (Citizens Water of Westfield), Series 2024, RB	5.25%	10/01/2044	30	32,578
Indiana (State of) Finance Authority (CWA Authority), Series 2024, Ref. RB	5.00%	10/01/2044	5	5,419
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	45	50,030
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2041	5	5,522
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	109,741
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	25	25,529
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	35	40,109
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2034	100	112,997
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	130	139,170
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	70	72,792
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	35	38,191
				1,369,941
Iowa-0.15%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	62,504
Iowa (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	08/01/2034	105	120,583
Muscatine Power and Water Electric Revenue, Series 2026 A, RB, (INS - AGI)(a)	5.25%	12/01/2051	20	21,033
				204,120
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.22%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	$60	$ 58,212
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	50	57,638
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2034	40	46,110
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2037	30	33,827
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2039	15	16,739
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	22,118
Kansas (State of) Development Finance Authority (Kansas Dept. of Health), Series 2024, RB	5.00%	05/01/2040	45	50,051
				284,695
Kentucky-0.91%
Fayette County School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	06/01/2046	10	10,539
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.00%	11/01/2042	85	93,136
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	35	38,638
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	35	38,698
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2034	150	171,252
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2036	50	56,519
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2037	50	56,080
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2039	25	27,781
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	5	5,508
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	10	10,949
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	155	168,893
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	155	167,766
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	04/01/2034	10	11,334
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2034	35	39,933
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	35	39,389
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	160	179,132
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2034	25	24,213
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	55	56,810
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	10	10,421
				1,206,991
Louisiana-0.49%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2025 A, RB	5.00%	02/01/2034	30	34,087
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2049	20	21,007
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	56,995
Louisiana (State of), Series 2023, RB	5.00%	09/01/2034	20	22,458
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2036	35	39,669
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2038	30	33,571
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2034	15	17,185
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2034	5	5,686
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2036	45	50,399
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2038	25	27,718
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2039	35	38,319
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2040	75	81,428
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	80	89,244
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2038	25	27,730
New Orleans (City of), LA Aviation Board, Series 2024 C-1, RB	5.00%	01/01/2054	100	101,971
				647,467
Maine-0.34%
Bar Harbor (Town of), ME, Series 2024, GO Bonds	5.00%	09/01/2054	10	10,445
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.25%	07/01/2049	275	289,703
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	45	50,633
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2037	5	5,599
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	15	16,701
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-(continued)
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2039	$40	$ 44,328
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	25	26,215
				443,624
Maryland-1.15%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	175	199,263
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2038	175	196,732
Maryland (State of), Series 2019 A, GO Bonds	2.25%	08/01/2034	40	36,150
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	15	16,970
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2037	160	180,877
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2039	110	122,904
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	130	127,918
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	20	20,502
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	105	106,892
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health Issue), Series 2026 A, Ref. RB	5.00%	08/15/2034	45	50,767
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	15	15,791
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	130	134,261
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2034	5	5,740
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2036	5	5,674
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2037	15	16,922
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2038	20	22,451
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2039	110	122,887
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	20	22,237
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	20	21,849
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2034	25	24,825
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2034	10	11,569
Prince George’s (County of), MD, Series 2019 A, GO Bonds	3.00%	07/15/2034	15	14,899
Prince George’s (County of), MD, Series 2021 A, GO Bonds	3.00%	07/01/2034	10	9,928
Prince George’s (County of), MD, Series 2025 A, GO Bonds	5.00%	08/01/2034	5	5,760
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	29,793
				1,523,561
Massachusetts-4.96%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2034	25	28,593
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2049	10	10,312
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2034	145	166,080
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2034	305	301,516
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2034	110	107,932
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	3.00%	09/01/2034	70	69,021
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.00%	03/01/2034	75	66,687
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2034	10	11,385
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2034	50	56,679
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2034	120	137,741
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	220	246,382
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	261,964
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2040	60	66,584
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	35	38,570
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	60	65,623
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	430	444,297
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2034	105	120,721
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2036	5	5,678
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2037	20	22,539
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2039	215	239,954
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2040	105	116,653
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2041	15	16,559
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	40	43,820
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2043	15	16,347
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	16,224
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	$60	$ 65,293
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	25	28,790
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2036	25	28,429
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2038	15	16,841
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2039	45	50,282
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2040	20	22,245
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	70	77,413
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	75	82,297
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	15	16,373
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	35	37,909
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	20	21,178
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	129,225
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2034	15	17,228
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2035	50	57,107
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2036	25	28,346
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	145	161,647
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	45	49,920
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	30	33,177
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	45	49,378
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2034	15	17,314
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2038	20	22,494
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2040	20	22,277
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,088
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,427
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	100	104,358
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	139,963
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2038	30	33,819
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	60	66,947
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	66,760
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	55	60,691
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	27,433
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2044	25	27,209
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2046	45	48,181
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2047	10	10,626
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2034	150	172,878
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	105	108,872
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	35	41,107
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2039	5	5,612
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	65	72,611
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	35	38,648
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	50	54,916
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	85	92,563
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,807
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	21,440
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	115	121,333
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	325	344,654
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2034	210	234,946
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.00%	03/01/2034	40	45,882
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	285	299,312
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024, RB	5.00%	07/01/2034	65	74,516
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2034	10	11,495
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, RB	5.00%	08/01/2039	75	83,945
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	50	54,178
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	25	26,946
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2026 F, RB	5.00%	07/01/2034	$25	$ 28,429
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	130	136,378
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	35	36,116
Massachusetts Development Finance Agency, Series 2024 B, RB	5.00%	02/15/2034	95	109,244
				6,542,354
Michigan-1.07%
Berkley School District, Series 2024, GO Bonds	5.00%	05/01/2049	110	114,467
Detroit Downtown Development Authority, Series 2024 Ref. RB	5.00%	07/01/2048	20	20,685
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2037	55	61,387
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2038	30	33,327
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2037	150	167,419
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	145	161,082
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	20	21,252
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2048	5	5,313
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2035	45	50,827
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2037	25	27,903
Great Lakes Water Authority, Series 2024 B, Ref. RB	5.00%	07/01/2036	50	55,830
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2034	25	28,583
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2034	5	5,717
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	33,832
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	35	36,452
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	105	108,172
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	50	52,348
Michigan (State of), Series 2023, RB	5.00%	11/15/2034	65	73,814
Michigan (State of) Building Authority (Facilities Program), Series 2024, RB	5.25%	10/15/2054	45	47,131
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2034	20	22,548
Michigan State University, Series 2024 A, GO Bonds	5.25%	08/15/2046	25	26,942
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	75	78,330
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	170	178,653
				1,412,014
Minnesota-1.43%
Hennepin (County of), MN, Series 2024 A, GO Bonds	5.00%	12/01/2043	50	55,291
Hennepin (County of), MN, Series 2024 A, GO Bonds	5.00%	12/01/2044	35	38,285
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	100	102,443
Minnesota (State of), Series 2023, COP	5.00%	11/01/2034	40	45,382
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	90	103,672
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2038	10	11,332
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	70	78,552
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	10	11,109
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	40	43,856
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	80	89,385
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	5	5,198
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2034	25	28,798
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	30	34,557
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2034	30	34,557
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2034	85	97,913
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2034	65	74,874
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2036	35	40,059
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	91,095
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2039	120	135,319
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	50,566
Minnesota Agricultural & Economic Development Board (Health Partners Obligated Group), Series 2024, RB	5.00%	01/01/2044	20	21,100
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	$65	$ 68,079
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	325	334,124
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2038	15	16,439
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	50	54,128
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,625
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	17,129
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	27,262
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2041	25	27,063
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2042	5	5,379
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	135	137,580
				1,891,151
Mississippi-0.02%
Mississippi (State of) Development Bank (City of Jackson, Mississippi Water and Sewer System), Series 2012, RB, (INS - AGI)(a)	3.50%	09/01/2034	10	9,800
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities), Series 2024, Ref. RB	5.00%	08/01/2053	10	10,277
Warren (County of), MS, Series 2020, Ref. RB	4.20%	05/01/2034	10	10,398
				30,475
Missouri-0.32%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2034	170	195,845
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2042	15	16,811
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2043	20	22,365
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2034	5	5,672
St Louis Community College District, Series 2024, COP	5.00%	04/01/2041	30	32,405
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	140	146,008
				419,106
Nebraska-0.15%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	75	82,959
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	75	81,134
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2034	30	33,802
				197,895
Nevada-0.39%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	33,441
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2037	15	16,603
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2038	80	88,053
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2039	20	21,923
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	40	45,947
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	60	67,999
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2037	45	50,634
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	50	56,022
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2039	40	44,663
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	30	33,503
Reno-Tahoe Airport Authority, Series 2024 B, RB	5.00%	07/01/2049	30	30,739
Reno-Tahoe Airport Authority (Tahoe International Airport), Series 2024 B, RB	5.25%	07/01/2054	20	20,735
				510,262
New Hampshire-0.10%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	110	116,495
New Hampshire (State of) Municipal Bond Bank, Series 2025 A, RB	5.00%	02/15/2034	15	17,149
				133,644
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.91%
Bergen County Improvement Authority (The), Series 2024, RB	5.00%	06/01/2054	$10	$ 10,660
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2034	135	117,026
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.25%	06/15/2037	95	107,729
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2037	35	39,682
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2038	125	141,470
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2040	135	151,352
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	40	44,046
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	240	256,099
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2036	60	68,432
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	40	43,756
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	130	136,914
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	50	53,305
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2039	40	44,268
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2042	100	108,611
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	60	66,586
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	130	138,274
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2034	25	28,352
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2036	25	28,023
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2034	175	195,799
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2034	105	118,267
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2036	265	298,734
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	225	252,091
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	215	242,372
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	315	348,846
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	80	88,098
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	105	117,067
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2034	55	62,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2036	135	152,185
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2037	40	44,816
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	100	111,383
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2039	75	83,059
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2040	40	44,049
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	40	43,808
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	50	54,390
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	190	205,492
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	55	59,004
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	145	152,017
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2034	20	22,674
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	225	242,072
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	150	159,936
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	100	105,736
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	170	183,015
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	20	21,415
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2034	145	165,268
				5,158,534
New York-19.91%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2034	10	11,551
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2037	$100	$ 113,491
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	4.00%	09/01/2038	5	5,220
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	22,600
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2039	10	11,245
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	11,195
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	27,867
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,898
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	40	41,892
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	45	46,594
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	105,886
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	4.00%	09/01/2039	25	25,832
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	50	55,152
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2034	95	95,193
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	80	80,163
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2034	35	39,828
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2039	15	16,450
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	230	239,804
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	370	389,397
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2034	95	107,280
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2035	25	28,035
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	15	16,688
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	25	27,293
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	40	43,367
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	40	42,596
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	40	42,213
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.50%	11/15/2047	25	26,759
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	15	16,662
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,518
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	20	21,260
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	10	10,535
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	95	99,401
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	60	66,450
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	5	5,492
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	170	185,562
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	75	81,200
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	30	32,158
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	60	62,558
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	70	72,722
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	110	113,994
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	195	201,459
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2034	75	85,211
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.63%	12/15/2034	15	15,001
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	10	9,559
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	45	47,434
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	255	266,243
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2034	15	17,411
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2036	55	63,062
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2037	20	22,760
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2038	15	16,985
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	75	84,452
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2041	10	11,170
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	20	22,196
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	30	33,069
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	35	36,904
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	110	114,977
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2036	40	45,825
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2038	160	180,997
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	20	22,407
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2034	$10	$ 11,484
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2036	15	16,719
New York (City of), NY, Series 2016 C, Ref. GO Bonds	3.00%	08/01/2034	80	76,779
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	200	192,436
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	20	22,387
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2034	55	61,565
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	125	139,921
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2034	215	244,478
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2036	25	27,888
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2037	185	205,040
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2038	35	38,625
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2034	15	17,000
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	60	66,783
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	50	55,297
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2038	220	242,251
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2039	60	65,760
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	65	70,021
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	75	80,480
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	45	47,986
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	15	15,899
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	90	94,976
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	55	57,351
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2034	5	5,671
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2037	30	33,192
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2038	190	209,314
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2039	50	54,823
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	40	43,687
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	135	144,957
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	55	58,683
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	80	84,840
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	260	270,864
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2034	15	17,057
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2034	100	113,711
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2034	5	5,693
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2034	15	16,742
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	27,601
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2039	240	263,682
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	110	120,339
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	10	10,873
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	30	32,445
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	20	21,542
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	130	135,704
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	150	155,642
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	25	26,308
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2034	15	16,989
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2034	70	79,688
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2034	25	28,803
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	315	326,710
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	585	616,337
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	100	106,534
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	105	110,191
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	130	135,662
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2037	40	45,516
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2038	5	5,624
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2039	115	128,524
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2034	25	28,803
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2034	95	109,453
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	295	309,819
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	$50	$ 53,105
New York (City of), NY Municipal Water Finance Authority, Subseries 2024, Ref. RB	5.00%	06/15/2034	135	155,539
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.00%	05/01/2034	35	33,659
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, Ref. RB	5.00%	11/01/2039	5	5,513
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2039	55	60,789
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	60	64,868
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2038	10	11,101
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	70	77,047
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	25	27,308
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	100	107,557
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	130	138,823
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	230	243,409
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	60	62,494
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	115	121,747
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	40	44,728
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2039	40	44,210
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2040	5	5,503
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	10	10,923
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	35	38,569
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	275	295,781
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	90	97,968
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	150	155,487
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	145	155,056
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,331
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	228,711
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2037	10	11,089
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2038	75	82,629
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	164,594
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	215	234,918
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	60	65,264
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2037	5	5,553
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2038	5	5,515
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2039	70	76,883
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	38,293
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	65	70,537
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	90	96,740
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	195	208,598
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	20	21,252
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	63,233
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	5	5,192
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	5	5,180
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	415	433,678
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	280	303,379
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	10	10,770
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	95	101,815
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	60	62,743
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	130	137,287
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	50	55,603
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	80	88,352
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2039	240	263,960
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	175	191,712
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	30	32,627
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	280	295,610
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	330	347,074
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	72,053
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	189,527
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	120	132,870
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	45	49,826
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	$100	$ 109,765
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2034	15	17,024
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2036	45	50,490
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	25	27,872
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2038	25	27,681
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2039	5	5,513
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	60	65,859
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	30	32,774
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	35	37,850
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	90	96,820
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	120	127,033
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	40	41,919
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	235	241,868
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2034	10	11,546
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2034	5	5,696
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	70	72,843
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2034	10	11,692
New York (State of) Dormitory Authority, Series 2007, RB, (INS - NATL)(a)	5.25%	07/01/2034	20	21,216
New York (State of) Dormitory Authority, Series 2019, RB	3.00%	07/01/2034	110	105,044
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2034	40	45,101
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2034	5	5,677
New York (State of) Dormitory Authority, Series 2023 B, RB	5.00%	07/01/2034	20	22,586
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	10/01/2034	5	5,755
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	10/01/2036	10	11,578
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	35	38,662
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	30	32,691
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	40	42,808
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	75	78,489
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	90	93,049
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2055	65	67,053
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	38,385
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	10	10,608
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	25	26,066
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	275	285,865
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	10	10,369
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	65	67,108
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	206,120
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2036	5	5,654
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2037	80	89,829
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2038	95	106,002
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2040	10	11,041
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	85	93,265
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	135	147,181
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	227,318
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	185	198,479
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	10	10,553
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	290	308,147
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	260	273,464
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	280	302,953
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	40,255
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	20	20,305
New York (State of) Dormitory Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	65	73,140
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2034	10	11,464
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2037	125	141,659
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2039	150	167,149
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	384,883
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	190	214,067
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	$30	$ 29,842
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	200	206,427
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	60	64,405
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2034	40	45,067
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2036	130	145,125
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2042	35	37,773
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.), Series 2004 C, Ref. RB	4.00%	04/01/2034	35	35,914
New York (State of) Power Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	11/15/2043	10	10,874
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	10	11,422
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2038	20	22,618
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2039	20	22,459
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2040	5	5,554
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2041	10	11,063
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2034	20	22,971
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2036	60	68,579
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2038	35	39,473
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2039	95	106,578
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2040	20	22,322
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	15	16,522
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	54,765
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	90	97,816
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	89,522
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	120	127,280
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2038	25	28,061
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2047	20	21,420
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2034	10	11,591
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2037	75	85,610
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	25	28,184
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	45	50,069
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2043	45	49,735
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	106,174
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	10	10,669
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2034	15	17,167
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2034	10	11,325
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2038	215	241,955
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2039	270	301,723
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	380	377,763
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2034	125	142,041
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2039	30	33,243
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2040	10	11,023
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	54,574
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	60	65,183
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2043	10	10,799
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	80	86,247
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2044	50	53,712
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2045	50	53,501
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	105	111,242
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	145	152,680
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	100	103,263
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	105	109,611
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	$700	$ 728,373
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2034	30	34,306
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2037	50	55,655
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2038	75	82,828
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	55	60,358
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	35	38,396
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	15	16,433
Triborough Bridge & Tunnel Authority, Series 2024, RB	5.00%	05/15/2044	65	70,102
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2036	70	79,573
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	40	41,512
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	60	61,673
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	110	124,422
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	120	134,949
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	390	408,651
				26,269,304
North Carolina-1.15%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2034	30	34,672
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2038	25	28,292
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2039	40	45,049
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2040	45	50,439
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2044	75	81,947
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	225	235,847
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2034	205	236,773
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2034	15	14,825
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2034	25	28,675
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2034	170	195,797
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2034	15	17,156
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.25%	12/01/2054	50	51,052
North Carolina (State of) Turnpike Authority (Monroe Expressway System), Series 2024, Ref. RB	5.00%	01/01/2041	20	21,956
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2054	20	20,381
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	400	407,191
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	17,115
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2034	25	28,918
				1,516,085
Ohio-2.06%
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2034	140	157,287
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2037	65	72,173
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	50	55,123
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2034	80	90,948
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2034	5	5,769
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	55	61,659
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2040	40	44,623
Fayette (County of), OH (Adena Health System Obligated Group), Series 2025, RB, (INS - AGI)(a)	5.25%	12/01/2054	15	15,558
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2042	45	48,559
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2053	75	75,901
Hamilton (County of), OH, Series 2024, RB	5.00%	12/01/2053	45	46,582
Kent State University, Series 2025 A, Ref. RB	5.00%	05/01/2037	5	5,576
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2034	25	24,096
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	25	28,234
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2034	10	11,478
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2034	20	22,981
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	20	22,700
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2037	15	16,937
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2039	40	44,725
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2040	95	105,732
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2041	$65	$ 71,914
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2042	15	16,492
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2043	10	10,937
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,853
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2034	20	23,031
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2034	100	115,283
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2038	90	101,611
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2039	60	67,313
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2041	15	16,685
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2043	5	5,494
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2034	100	115,283
Ohio (State of), Series 2025, RB	5.00%	10/01/2045	10	10,753
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2034	40	45,382
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	20	21,936
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	10	10,884
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	70	78,504
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2039	50	55,847
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2040	35	38,897
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	82,637
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2045	40	43,197
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	60	59,119
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2034	20	22,958
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2034	45	51,674
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	12/01/2034	305	352,610
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	20	21,696
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2041	5	5,531
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2042	20	21,978
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2037	10	11,351
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2038	50	56,444
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2039	35	39,287
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2040	5	5,583
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2041	10	11,119
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2044	5	5,446
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024, RB	5.00%	12/01/2043	10	10,924
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	26,161
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2054	20	20,900
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	46,932
Wyoming City School District, Series 2025, GO Bonds	5.00%	12/01/2061	50	51,342
				2,720,629
Oklahoma-0.91%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.25%	09/01/2034	65	73,127
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	105	117,675
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2038	60	67,003
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	15	16,682
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	10	10,946
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Lawton Industrial Development Authority, Series 2026 A, RB	5.25%	07/01/2055	$330	$ 343,195
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	80	84,061
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	200	208,116
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	30	31,191
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	60,747
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2041	60	65,059
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2042	55	59,236
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,711
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	45	46,866
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	10	10,289
				1,204,904
Oregon-0.53%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2034	5	4,885
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2034	80	90,370
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2034	35	40,279
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2034	120	138,578
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2034	20	22,964
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	45	50,682
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2037	45	50,286
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	20	22,238
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2039	60	66,398
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2034	15	17,226
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	40	39,110
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2034	10	11,323
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	140	145,159
				699,498
Pennsylvania-3.45%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2045	15	16,094
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	100	104,352
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2055	50	51,687
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	90	93,233
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	52,184
Northampton (County of), PA General Purpose Authority (Lehigh University), Series 2024 A, Ref. RB	5.00%	11/15/2034	5	5,754
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.00%	08/15/2034	210	230,588
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	51,244
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	50	54,157
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2053	100	104,052
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	95	92,309
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2036	75	84,686
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2037	5	5,603
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2038	185	206,013
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2039	70	77,731
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2041	35	35,533
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2043	65	64,753
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2034	20	22,858
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	4.00%	08/15/2040	5	5,105
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2034	30	34,181
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2034	5	5,714
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2034	$115	$ 130,371
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	190	199,227
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2039	5	5,496
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	130	142,311
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	140	150,929
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	64,060
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	110	116,222
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	80	81,716
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2034	35	39,643
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2036	30	33,813
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	90	101,126
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	20	22,404
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2038	30	33,432
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2038	15	16,662
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2039	20	22,278
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	40	43,981
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	65	71,370
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2044	30	32,249
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	70	73,994
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	195	206,451
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2038	30	33,630
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2039	30	33,160
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	105	115,135
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	40	43,468
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2034	5	5,691
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	20	21,017
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2036	30	34,057
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2037	45	50,757
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2038	15	16,846
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2039	80	89,346
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2040	20	22,267
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	30	31,892
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	55	57,655
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2034	50	56,971
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	80	83,800
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	150	157,089
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	50	53,033
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	185	194,917
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	45	47,972
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	145	155,765
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2034	80	90,189
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,614
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2034	45	51,237
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, RB	5.00%	02/15/2034	45	51,459
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2038	35	38,949
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2039	$15	$ 16,623
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2040	5	5,514
				4,549,619
Rhode Island-0.29%
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2037	5	5,565
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2038	75	83,064
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2039	20	22,045
Rhode Island Health & Educational Building Corp., Series 2024 D, RB, (INS - AGI)(a)	5.50%	05/15/2049	25	26,900
Rhode Island Health & Educational Building Corp., Series 2024, RB	5.25%	05/15/2049	45	47,858
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	80	88,207
Rhode Island Health and Educational Building Corp., Series 2024, RB	5.00%	05/15/2049	100	103,116
				376,755
South Carolina-2.22%
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	200	207,795
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	51,622
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	30	31,205
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2024, RB	5.00%	04/01/2034	50	56,228
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	160	167,606
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	225	250,700
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	110,907
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2037	30	32,854
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	160	174,265
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	40	43,404
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	90	99,444
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	75	82,585
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	32,646
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	50	54,709
South Carolina (State of) Jobs-Economic Development Authority (Wofford College), Series 2024, RB	5.00%	04/01/2034	25	27,597
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2036	25	27,536
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	32,171
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	100	106,075
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2036	35	39,244
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	55	61,010
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,519
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	85	93,068
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	470	488,695
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	140	156,750
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2040	10	11,011
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	65	70,880
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	20	21,297
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	$45	$ 46,701
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	335	345,113
				2,928,637
South Dakota-0.18%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2043	60	64,545
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	165	172,521
				237,066
Tennessee-2.05%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	110	115,124
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.00%	12/01/2034	215	241,501
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	85	88,041
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.25%	08/15/2054	50	51,919
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2041	85	94,438
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2044	55	59,895
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	55	60,346
Knoxville (City of), TN, Series 2024 A, RB	5.25%	06/01/2054	35	36,372
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	52,798
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	145	149,790
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2037	10	11,213
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2040	15	16,577
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2041	15	16,495
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	50	53,237
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	165,614
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	80	87,713
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	45	49,030
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2034	20	22,913
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2036	40	45,206
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2039	45	49,969
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	100	104,088
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	100	104,961
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	215	240,408
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2034	30	34,536
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	240	252,936
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	90	93,908
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2034	5	5,717
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	4.00%	01/01/2037	5	5,180
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	90	94,546
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	10	10,448
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2039	$10	$ 11,124
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2040	75	83,044
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2041	10	11,020
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2043	20	21,757
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2044	50	53,976
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2045	15	16,073
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	27,547
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2039	35	37,465
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2034	30	34,109
				2,711,034
Texas-10.94%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	55,903
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	70	77,873
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	33,764
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2034	35	39,443
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	30	31,224
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	75	77,679
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2034	5	5,732
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2034	20	22,950
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	25	27,935
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2039	35	38,852
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2040	15	16,571
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	60	65,872
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	30	31,323
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	50	51,916
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2034	50	57,321
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	35	36,966
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2034	15	17,103
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	60	67,745
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	40	44,872
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2038	65	72,514
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	110	122,123
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	150	156,444
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2034	10	11,390
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	95	109,095
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2037	90	101,467
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	35	39,078
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2043	30	32,842
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	35	39,268
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2039	40	44,660
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	65	72,266
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	95	105,155
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	75	82,542
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2034	10	11,484
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	78,750
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	64,222
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	65	73,250
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	70	78,366
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,321
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	$85	$ 96,860
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,555
College Station Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	10	10,387
Comal Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2034	50	56,298
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	55	62,512
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	45	50,909
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	50	48,999
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	33,917
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	20	22,477
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	195	218,055
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	27,820
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	44,311
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	30	33,024
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,883
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	16,312
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	120	125,380
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	40	45,030
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2036	15	16,496
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	70	71,885
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	88,693
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	105	113,818
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	30	34,009
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2034	25	28,501
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2036	15	16,917
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	39,249
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2038	25	27,855
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	120	132,084
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	53,670
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	80	85,437
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2034	60	67,234
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2034	10	11,366
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	15	14,817
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	55	61,006
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	70	77,154
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	16,344
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	35	39,780
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	56,829
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	75	85,003
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	70	73,903
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	80	82,526
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2041	10	10,814
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2043	15	16,096
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2044	60	64,056
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2044	$10	$ 10,684
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2045	10	10,585
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	113,383
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2042	50	53,557
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2043	10	10,648
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	100	103,658
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,448
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	22,437
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	35	38,874
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	44,140
Harris (County of), TX, Series 2023 A, Ref. RB	5.00%	08/15/2034	25	28,199
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	90	93,042
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2034	35	40,028
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2036	65	73,422
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2037	65	72,952
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2038	40	44,622
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2039	20	22,169
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2040	45	49,685
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	55	55,071
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	60	65,018
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2034	40	45,966
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2049	25	26,129
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2044	15	16,215
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	130	134,394
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	150	160,171
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	45	47,719
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2034	100	113,028
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2036	65	72,372
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2037	35	38,645
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2038	20	21,945
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	95	103,321
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	30	28,908
Houston (City of), TX, Series 2023 A, GO Bonds	5.00%	03/01/2034	10	11,166
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2037	65	72,290
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2038	135	149,283
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2039	20	21,976
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	21,872
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	45	49,087
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	30	32,572
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	100	108,084
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	10	10,753
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	275	293,430
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	73,404
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	80	85,239
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2036	40	44,883
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2037	25	27,882
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	60	66,505
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	85	89,761
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	310	353,808
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	21,181
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	$5	$ 5,707
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	17,021
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	55	61,623
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	50	55,636
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	15	15,167
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	35	36,430
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	72,766
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	88,862
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,419
Leander Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2034	40	38,998
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	25	28,196
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	35	38,786
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	35	36,159
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2039	20	21,963
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2040	15	16,411
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2041	45	49,097
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	33,119
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2040	5	5,488
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	60	65,680
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	125	136,123
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	10,838
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	150	161,482
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	170	175,604
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2034	15	16,973
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2039	25	27,454
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2040	10	10,941
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2043	20	21,590
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2044	75	80,317
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2045	5	5,293
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	55	56,791
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	180	185,690
McGregor Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	160	165,418
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	55,932
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	55	57,173
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	90	92,614
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2034	20	22,756
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	45	51,060
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	75	81,869
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	35	38,714
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	21,934
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	55	58,899
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,542
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	67,734
Pampa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	75	78,489
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2034	25	28,660
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	85	96,317
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2037	30	33,796
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2038	45	50,447
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	$140	$ 156,192
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,736
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	45	50,695
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	102,992
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5	5,379
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,841
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2037	20	22,406
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	60	66,813
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2039	10	11,063
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2040	50	55,028
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	20	21,757
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	44,098
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	35	38,382
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	75	79,541
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2043	25	27,339
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2044	20	21,748
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2046	75	79,855
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2047	50	52,907
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	11,203
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2040	35	38,519
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2042	30	32,635
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	45	48,727
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	30	32,313
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	205	217,412
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	55	56,724
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	56,724
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2034	35	39,742
San Antonio (City of), TX, Series 2025, Ref. GO Bonds	5.00%	02/01/2034	10	11,370
San Antonio (City of), TX, Series 2026 A, Ref. RB	5.00%	02/01/2034	15	17,032
San Antonio Education Facilities Corp. (Trinity University), Series 2024, Ref. RB	5.00%	06/01/2034	50	56,406
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	100	103,541
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2034	30	34,201
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2036	40	44,999
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2034	15	17,077
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	130	143,416
Texas (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2039	25	27,793
Texas (State of) Transportation Commission, Series 2024 C, Ref. RB	5.00%	08/15/2039	100	109,128
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	15	17,013
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	25	27,876
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2037	5	5,543
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	105	115,708
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2034	30	33,729
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2037	30	33,193
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2040	50	54,352
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2041	30	32,530
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2034	15	14,505
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,670
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2034	15	17,009
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2038	40	44,865
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2039	25	27,903
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2040	30	33,313
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	175	189,212
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	130	136,142
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	110	114,285
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	04/15/2034	15	17,175
Texas A&M University, Series 2024 A, GO Bonds	5.00%	05/15/2040	35	38,784
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2034	40	45,805
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2036	$75	$ 84,807
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2037	50	56,207
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2038	45	50,338
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2039	95	105,759
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	11,022
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	32,853
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	40	44,856
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2038	70	78,107
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2039	10	11,106
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2040	25	27,637
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	70	76,889
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2042	20	21,833
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	26,950
Tuloso-Midway Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	105	111,376
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	5.00%	08/01/2049	110	115,329
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	25	26,115
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	180	189,013
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	30	30,679
				14,440,363
Utah-0.55%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	102,426
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	115	118,798
Utah (State of), Series 2020, GO Bonds	3.00%	07/01/2034	100	99,477
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2034	10	11,506
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	39,578
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	50	55,811
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	60	67,234
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	25	27,772
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	80	88,453
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2041	35	38,771
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2042	45	49,491
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2034	20	23,113
				722,430
Virginia-1.02%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	52,276
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	20	21,096
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2034	10	10,702
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2035	5	5,723
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	85	96,547
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2037	205	231,582
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	70	72,946
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2040	20	22,237
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	87,883
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2044	10	10,832
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2046	10	10,670
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	20	20,796
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	3.00%	12/01/2034	10	9,652
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	123,737
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2034	45	50,620
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2034	20	22,857
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2036	25	28,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2037	$70	$ 78,418
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2038	75	83,615
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2039	50	55,520
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	65	72,457
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2040	20	22,171
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2044	20	21,664
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2034	30	34,468
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	50	55,781
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2039	25	27,758
Virginia Resources Authority, Series 2024 S, Ref. RB	5.00%	11/01/2054	15	15,710
				1,345,904
Washington-3.51%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2038	55	61,492
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2039	35	38,943
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2040	90	99,598
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2034	70	80,357
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	50	56,363
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	185	208,544
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2037	40	44,913
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2038	25	27,964
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2039	5	5,569
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2040	10	11,071
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	105	116,811
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	70	77,484
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5	5,524
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	10	10,989
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	50	57,602
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	22,592
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2038	20	22,482
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2036	60	68,239
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	65	73,098
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2039	60	67,101
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,488
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2036	5	5,665
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	150	157,734
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	40	44,159
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2034	10	11,278
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	103,635
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2034	15	17,154
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2034	15	17,305
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	45	50,732
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,607
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	$50	$ 55,550
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	65	71,949
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,047
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	10	10,989
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	35	36,479
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	10	10,303
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	44,306
University of Washington, Series 2024 A, RB	5.00%	04/01/2034	85	97,164
University of Washington, Series 2024 A, RB	5.00%	04/01/2037	20	22,395
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2040	50	54,869
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	30	32,791
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2034	15	17,147
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2034	10	11,266
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2036	40	45,185
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2037	20	22,473
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2039	40	44,501
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2034	15	16,974
Washington (State of), Series 2023, GO Bonds	5.00%	08/01/2034	10	11,316
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	25	28,739
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2037	15	16,907
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	45	48,710
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2047	30	31,720
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2034	75	85,825
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2036	25	28,240
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2037	160	179,781
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2038	30	33,539
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2040	25	27,688
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2041	60	65,951
Washington (State of), Series 2024 D, GO Bonds	5.00%	06/01/2047	45	47,548
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	08/01/2034	70	80,469
Washington (State of), Series 2024 R-2024C, Ref. GO Bonds	5.00%	08/01/2038	185	207,509
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2038	45	50,447
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2037	40	45,062
Washington (State of), Series 2024, GO Bonds	5.00%	08/01/2037	150	169,071
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	110	123,384
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	70	78,137
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2041	85	94,011
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	15	16,472
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	20	21,310
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	25	26,305
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2034	100	114,434
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	10	11,337
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	28,268
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	25	27,949
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	70	79,359
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	105	117,205
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	40	44,433
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	65	72,315
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	65	71,069
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	103,297
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	25	26,949
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	$10	$ 10,701
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	210	221,408
				4,632,746
West Virginia-0.02%
West Virginia (State of) Economic Development Authority, Series 2012 A, Ref. RB	4.00%	04/01/2034	30	30,001
Wisconsin-0.74%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2024 A, RB	5.00%	04/01/2049	25	25,645
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	85	96,417
Wisconsin (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	120	134,638
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2043	10	10,992
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2038	75	84,149
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2034	45	51,718
Wisconsin (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	25	28,338
Wisconsin (State of), Series 2025 B, GO Bonds	5.00%	05/01/2036	15	17,114
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2034	185	212,620
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	135	153,203
Wisconsin (State of) Environmental Improvement Fund (Green Bonds), Series 2025 A, RB	5.00%	06/01/2034	10	11,460
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)	5.50%	07/01/2044	150	155,381
				981,675
TOTAL INVESTMENTS IN SECURITIES(d)-98.71% (Cost $129,286,240)				130,245,166
OTHER ASSETS LESS LIABILITIES-1.29%				1,695,544
NET ASSETS-100.00%				$131,940,710

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security subject to the alternative minimum tax.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
May 31, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.67%
Alabama-0.93%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2040	$5	$ 5,581
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2044	30	32,598
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	03/01/2045	20	21,556
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2035	10	11,482
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2036	5	5,704
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2037	30	34,316
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	15	16,373
Albertville (City of), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	04/01/2051	5	5,188
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	10	10,397
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2037	10	11,362
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2050	70	74,099
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2055	80	83,676
Huntsville (City of), AL Health Care Authority (The), Series 2025 B, RB	5.00%	06/01/2035	50	56,022
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2039	15	16,798
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2043	15	16,349
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2045	45	48,247
				449,748
Arizona-1.40%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2035	15	17,148
Maricopa County Pollution Control Corp. (Southern California Edison), Series 2000, Ref. RB	2.40%	06/01/2035	20	17,639
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2038	5	5,665
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2039	15	16,906
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2041	10	11,151
Phoenix (City of), AZ, Series 2024 A, GO Bonds	5.00%	07/01/2035	15	17,124
Phoenix Civic Improvement Corp., Series 2025 C, Ref. RB	5.00%	07/01/2037	10	11,478
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2037	5	5,726
Phoenix Civic Improvement Corp., Series 2025, Ref. RB	5.00%	07/01/2040	35	39,358
Pinal (county of), AZ, Series 2025, RB, (INS - BAM)(a)	5.25%	08/01/2050	50	53,396
Queen Creek (Town of ), AZ, Series 2026, COP	5.50%	10/01/2065	100	106,568
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2044	50	54,485
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	150	155,792
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	60	63,553
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2035	35	40,520
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2037	35	40,270
Western Maricopa Education Center District No 402, Series 2026 A, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2041	15	16,628
				673,407
California-19.06%
Alameda County Fire Department, Series 2025, GO Bonds	5.00%	06/01/2050	10	10,638
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,264
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2040	20	22,822
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2041	5	5,659
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2042	10	11,238
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2044	85	93,897
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2045	10	10,956
Bay Area Toll Authority, Series 2025 F-2, RB	5.00%	04/01/2035	10	11,805
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	10	11,411
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	20	22,637
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	10	10,956
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	5	5,255
California (State of), Series 2015 C, Ref. GO Bonds	3.50%	08/01/2035	15	15,001
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2035	$35	$ 40,451
California (State of), Series 2025, GO Bonds	5.00%	11/01/2035	10	11,581
California (State of), Series 2025, GO Bonds	5.00%	08/01/2037	5	5,772
California (State of), Series 2025, GO Bonds	5.00%	08/01/2041	10	11,327
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	20	22,391
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	25	28,111
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	30	33,507
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	80	88,116
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	10	11,055
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	5	5,489
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	60	64,294
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	100	107,105
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	235	247,748
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	100	107,676
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2035	10	11,685
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2037	20	23,023
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2038	125	143,095
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	50	54,704
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	100	109,786
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	100	105,485
California (State of) Educational Facilities Authority (Southern California University), Series 2025, RB	5.00%	10/01/2035	55	65,205
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	55	57,237
California (State of) Enterprise Development Authority (Campbell Hall (Episcopal)), Series 2025, RB	5.00%	08/01/2040	5	5,566
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	20	21,513
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 B, Ref. RB	5.00%	08/15/2035	30	35,423
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB	5.00%	12/01/2035	195	217,460
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2045	10	10,873
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2035	30	35,675
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2037	5	5,854
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	5	5,670
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	50	50,723
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2035	20	22,988
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2038	5	5,811
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2039	10	11,544
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2041	5	5,614
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	20	21,982
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	50	52,912
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2035	5	5,832
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2037	5	5,765
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2039	100	113,770
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2041	25	28,245
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	90	99,416
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	135	147,730
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	25	27,046
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	25	26,535
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2035	20	23,581
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2040	10	11,417
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	10	11,291
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	85	95,386
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	55	61,171
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	25	27,272
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	10	10,888
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	100	106,405
East Bay Municipal Utility District (Green Bonds), Series 2025 B, Ref. RB	5.00%	06/01/2035	5	5,921
East Bay Municipal Utility District (Green Bonds), Series 2025 B, Ref. RB	5.00%	06/01/2037	10	11,685
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Encinitas Union School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	$5	$ 5,279
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	5	5,253
Foothill-De Anza Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2044	10	11,097
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2038	10	11,555
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2039	5	5,747
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2040	10	11,382
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	53,859
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	50	53,391
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2035	40	44,133
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	15	15,876
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	20	21,806
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	50	53,048
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2035	5	5,912
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2037	10	11,634
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	10	11,105
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	15	16,519
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2035	5	5,899
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2040	10	11,374
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	5	5,654
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	5	5,613
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	75	80,419
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	10	11,160
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	10	11,253
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	20	22,022
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2039	25	28,657
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2038	15	17,286
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	17,106
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	35	37,288
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	60	65,412
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	50	53,849
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2035	15	16,829
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2041	5	5,467
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2035	10	11,349
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2035	10	11,349
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2038	25	27,747
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2039	5	5,520
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2040	20	21,998
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2041	50	54,696
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	100	108,762
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	115	122,071
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	130	134,889
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	50	51,492
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	100	102,638
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,280
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2035	10	11,696
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2037	5	5,853
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2038	20	23,299
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	5	5,715
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	30	33,077
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	20	21,815
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	45	48,638
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	15	16,207
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	65	69,683
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	170	185,947
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2035	20	23,203
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2036	20	23,052
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2037	10	11,455
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2039	5	5,669
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2040	$5	$ 5,677
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2037	15	17,294
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2038	5	5,733
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2042	15	16,827
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2044	25	27,619
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	5	5,615
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	10	10,955
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	120	128,111
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	20	22,321
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	50	55,449
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	50	54,991
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	45	49,097
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	25	27,042
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2035	10	11,638
Metropolitan Water District of Southern California, Series 2025 A, Ref. RB	5.00%	04/01/2038	20	23,180
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	10	10,868
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	25	26,899
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	75	77,175
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2040	15	16,916
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2045	10	10,813
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	75	79,545
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	95	101,988
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	50	52,154
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	5	5,291
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2035	5	5,904
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2037	15	17,477
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2038	5	5,785
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2039	15	17,224
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2040	5	5,712
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2035	5	5,809
Pajaro Valley Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2049	5	5,340
Pasadena Unified School District, Series 2025 D, GO Bonds	5.00%	08/01/2044	60	66,481
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2045	5	5,594
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2046	10	11,105
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	20	21,785
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,876
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	5	5,281
Petaluma Joint Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,221
Pittsburg Unified School District, Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	10	10,502
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2050	40	43,231
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	30	32,138
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	70	72,927
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	10	10,487
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	75	78,075
Sacramento (County of), CA Water Financing Authority, Series 2025, RB	5.00%	06/01/2055	10	10,487
Salinas Union High School District, Series 2025 B, GO Bonds	5.00%	08/01/2048	5	5,333
San Bernardino City Unified School District, Series 2025, COP, (INS - AGI)(a)	4.50%	10/01/2045	5	5,121
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2049	50	53,522
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2038	15	17,298
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2042	15	16,851
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2043	35	38,933
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2044	30	33,076
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2045	25	27,327
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2046	75	81,235
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	40	42,351
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	$50	$ 52,780
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	30	32,034
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	60	64,983
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	10	10,715
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2039	5	5,761
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2040	35	40,114
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2041	5	5,702
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	5	5,618
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	5	5,569
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	35	38,568
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	75	79,111
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	60	64,862
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	40	42,728
San Dieguito Union High School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2039	15	17,258
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2035	10	11,719
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2037	5	5,755
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2040	25	28,199
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2025 B, RB	5.00%	05/01/2037	20	23,099
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	20	21,016
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2035	25	29,224
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	25	26,902
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	10	10,553
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2035	5	5,947
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2037	15	17,605
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2039	65	75,180
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2040	5	5,761
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	10	11,121
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,894
San Jose (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2055	10	10,565
San Juan Unified School District, Series 2025, GO Bonds	5.25%	08/01/2044	10	11,274
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	15	16,081
San Ysidro School District, Series 2025 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,479
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2035	15	14,785
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	100	107,607
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	70	74,770
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2046	25	27,363
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2047	10	10,840
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	25	26,352
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2035	15	17,258
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2037	10	11,536
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2037	15	17,622
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2038	15	17,147
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2039	140	158,958
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2039	45	52,037
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2040	15	17,258
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2041	35	39,209
University of California, Series 2025 CA, RB	5.00%	05/15/2039	40	45,416
University of California, Series 2025 CA, RB	5.00%	05/15/2040	50	56,481
University of California, Series 2025 CB, RB	5.00%	05/15/2037	10	11,536
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CB, RB	5.00%	05/15/2038	$5	$ 5,716
University of California, Series 2025 CB, RB	5.00%	05/15/2040	140	158,146
University of California, Series 2025 CC, RB	5.00%	05/15/2037	5	5,768
University of California, Series 2025 CC, RB	5.00%	05/15/2042	10	11,147
University of California, Series 2025 CC, RB	5.00%	05/15/2044	70	76,965
University of California, Series 2025 CC, RB	5.00%	05/15/2045	60	65,568
University of California, Series 2025 CC, RB	5.00%	05/15/2046	100	108,479
University of California, Series 2025 CC, RB	5.00%	05/15/2047	5	5,381
University of California, Series 2025 CC, RB	5.00%	05/15/2053	75	79,283
University of California, Series 2025 CC, RB	5.25%	05/15/2055	60	64,521
University of California, Series 2025 CD, RB	5.00%	05/15/2035	110	128,390
University of California, Series 2025 CD, RB	5.50%	05/15/2040	30	35,389
University of California, Series 2025, RB	5.00%	05/15/2038	70	80,017
University of California, Series 2025, RB	5.00%	05/15/2039	175	198,697
University of California, Series 2025, RB	5.00%	05/15/2039	25	28,385
University of California, Series 2025, RB	5.00%	05/15/2040	15	17,037
University of California, Series 2025, Ref. RB	5.00%	05/15/2040	80	90,369
West Sacrament (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	52,244
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	60	62,152
				9,183,022
Colorado-1.35%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2041	25	29,102
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2044	10	11,366
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2045	5	5,635
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2035	10	11,861
Colorado (State of) Educational & Cultural Facilities Authority (Kent Denver School), Series 2025, RB	4.00%	06/01/2035	110	113,160
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2035	95	106,204
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	60	62,859
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2035	15	17,063
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2035	5	5,816
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2039	5	5,664
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2038	5	5,694
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2041	50	56,126
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2042	5	5,571
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	30	33,220
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	30	32,924
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	30	32,211
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	50	53,536
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2035	15	17,590
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2035	10	11,469
University of Colorado, Series 2025, RB	5.00%	06/01/2050	30	31,478
				648,549
Connecticut-0.84%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2035	10	9,759
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2035	20	22,687
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2035	145	165,524
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2035	10	11,513
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2037	10	11,366
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2040	5	5,594
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2041	5	5,555
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2042	5	5,524
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2037	15	17,089
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2038	75	85,039
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	10	11,060
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2036	$15	$ 17,290
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2037	25	28,624
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2015 A, RB	5.00%	07/01/2035	5	5,811
				402,435
Delaware-0.41%
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2038	10	11,436
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2040	65	67,210
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2041	30	30,767
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.00%	10/01/2045	45	48,115
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.00%	10/01/2046	10	10,596
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2035	25	28,615
				196,739
District of Columbia-1.60%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,697
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2035	45	51,328
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2035	15	17,090
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2035	20	23,061
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2037	55	62,538
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2038	25	28,273
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2039	35	39,402
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2040	15	16,825
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2041	20	22,317
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	50	54,636
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	35	37,929
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	65	68,202
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	125	133,467
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2035	10	11,531
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2035	10	11,362
District of Columbia Water & Sewer Authority, Series 2025, Ref. RB	5.25%	10/01/2054	50	52,995
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	55	57,719
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	75	77,072
				771,444
Florida-3.74%
Cape Coral (City of), FL, Series 2025, RB, (INS - BAM)(a)	5.25%	10/01/2055	10	10,672
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2035	15	16,768
Central Florida Expressway Authority, Series 2024 A, RB	5.00%	07/01/2037	5	5,667
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2035	10	11,401
Delray Beach (City of), FL, Series 2025, RB	5.25%	10/01/2055	35	37,007
Florida (State of) (Capital Outlay), Series 2015 F, Ref. GO Bonds	3.25%	06/01/2035	25	24,667
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2035	55	63,496
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2052	30	31,280
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	25	25,884
Florida Development Finance Corp. (Tampa General Hospital), Series 2026 A, RB	5.25%	08/01/2051	100	104,759
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2037	35	39,163
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2036	5	5,634
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2042	5	5,492
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	90	96,805
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	70	73,917
Lee (County of), FL School Board (The), Series 2025 A, COP	5.00%	08/01/2043	10	10,875
Lee County School Board (The), Series 2025 A, COP	5.00%	08/01/2046	5	5,305
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2035	30	33,688
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	15	15,985
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2035	35	39,900
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2038	45	50,334
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2040	$10	$ 11,070
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	10	10,857
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	10	10,772
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	10	10,683
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	5	5,341
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	65	69,085
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.00%	04/01/2035	5	5,700
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2037	20	22,876
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2038	5	5,687
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2039	5	5,658
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2040	15	16,886
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2043	50	55,212
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	30	32,872
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2039	10	11,002
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2041	15	16,360
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2042	205	222,162
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2047	25	26,042
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	60	62,427
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	50	53,119
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	25	26,467
Orlando (City of), FL (Camping World Stadium), Series 2025, RB, (INS - AGI)(a)	5.13%	11/01/2050	5	5,205
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2035	5	5,720
Pasco (City of), FL, Series 2025 A, RB	5.00%	10/01/2055	45	46,506
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	50	53,525
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	40	43,018
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.00%	09/01/2035	25	23,649
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2035	25	23,508
South Miami (City of), FL (Baptist Health South Florida Obligated Group), Series 2025, RB	5.00%	08/15/2035	10	11,346
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2035	75	85,685
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2050	100	106,734
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2055	10	10,589
				1,804,462
Georgia-1.06%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2035	35	40,056
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	5	5,172
Cherokee County Board of Education, Series 2025 A, GO Bonds	4.00%	02/01/2035	10	10,745
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	50	54,394
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	75	78,747
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	55	57,144
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
DeKalb (County of), GA, Series 2025, RB	5.00%	10/01/2045	$10	$ 10,831
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2035	10	11,610
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2043	5	5,502
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2044	10	10,914
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	65	69,810
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	45	47,009
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2040	10	11,365
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	5	5,582
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	10	11,068
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	35	38,412
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	40	40,624
				508,985
Guam-0.11%
Guam (Territory of), Series 2025 G, Ref. RB	5.00%	01/01/2035	50	54,702
Hawaii-0.57%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2035	10	9,737
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2035	5	5,683
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2040	10	10,999
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2041	5	5,438
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2035	10	11,553
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2039	70	78,896
Honolulu (City & County of), HI, Series 2025, RB	5.25%	07/01/2055	40	42,490
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2037	70	79,751
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2038	25	28,327
				272,874
Idaho-0.39%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2035	10	11,191
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2039	10	10,934
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2041	20	21,629
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2040	100	108,851
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	35	36,531
				189,136
Illinois-3.66%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	30	29,032
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	15	14,516
Chicago (City of), IL (O’Hare International Airport), Series 2025 B, RB	5.00%	01/01/2042	5	5,448
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2056	15	15,677
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	55	64,771
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2037	10	11,249
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2038	30	33,557
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2043	20	21,640
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2044	5	5,354
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2045	40	42,495
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	10	10,329
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	50	51,224
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2038	10	11,194
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2039	5	5,568
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2035	5	5,536
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2035	50	55,558
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2035	50	55,597
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2037	10	11,083
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2039	45	49,344
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2040	25	27,272
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2035	90	99,760
Illinois (State of), Series 2025, RB	5.00%	06/15/2041	10	10,851
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	50	53,834
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	$30	$ 32,132
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	65	68,973
Illinois (State of) Finance Authority, Series 2025 A, RB	5.00%	07/01/2039	20	22,575
Illinois (State of) Finance Authority, Series 2025 B, RB	5.00%	01/01/2035	70	80,637
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	01/01/2038	10	11,370
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	100	110,701
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2044	35	38,157
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	01/01/2037	5	5,719
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2038	5	5,674
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2040	25	28,072
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2041	30	33,502
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2037	50	54,793
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2038	35	38,118
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2040	50	53,868
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2035	10	11,255
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2035	10	11,409
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2045	25	26,988
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	140	149,795
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	105	111,366
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2035	65	74,179
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2038	35	38,493
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2039	50	54,671
University of Illinois Auxiliary Facilities System, Series 2026 A, Ref. RB	5.00%	04/01/2035	10	11,408
				1,764,744
Indiana-1.40%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2041	40	43,350
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2042	100	100,739
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	10	10,912
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	40	43,248
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2035	15	17,158
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2037	5	5,640
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2035	5	5,696
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2038	25	27,955
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2039	50	56,382
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	15	16,248
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2037	55	61,844
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2041	40	44,517
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2042	80	88,350
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2037	5	5,613
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2039	50	55,377
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2036	10	11,428
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2037	70	79,504
				673,961
Iowa-0.04%
Iowa (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	08/01/2045	20	21,543
Kansas-0.32%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2035	30	34,294
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2037	40	45,617
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2039	60	67,837
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	5	5,518
				153,266
Kentucky-1.12%
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2055	140	143,328
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2035	15	17,098
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2037	10	11,336
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2040	$40	$ 44,438
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2041	25	27,609
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	10	10,989
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	40	43,736
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	20	21,715
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2035	20	22,851
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2038	20	22,564
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2039	25	28,012
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2042	35	38,629
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	55	59,901
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2045	20	21,630
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2035	25	23,649
				537,485
Louisiana-0.54%
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2035	10	11,515
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2035	10	11,522
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2038	10	11,326
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2039	15	16,899
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2042	25	27,696
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2043	10	11,013
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	20	21,838
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	10	10,829
Louisiana (State of) Gasoline & Fuels, Series 2025 A, Ref. RB	5.00%	05/01/2037	15	16,924
Louisiana (State of) Gasoline & Fuels, Series 2025 A, Ref. RB	4.00%	05/01/2040	10	10,179
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2049	10	10,270
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2054	100	102,143
				262,154
Maine-0.06%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2024, RB	5.00%	07/01/2035	25	28,330
Maryland-1.13%
Baltimore (County of), MD, Series 2025, COP	5.00%	03/01/2035	10	11,510
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2035	45	51,555
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2037	20	22,943
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2038	5	5,688
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2039	50	56,496
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2040	25	28,103
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2035	25	24,184
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Issue), Series 2025, Ref. RB	5.00%	05/15/2035	60	68,860
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	110	114,964
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2035	10	11,418
Maryland Economic Development Corp., Series 2025, RB	5.00%	06/01/2052	15	15,523
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	75	78,375
Montgomery (County of), MD, Series 2019 A, GO Bonds	3.00%	11/01/2035	50	48,475
Prince George’s (County of), MD, Series 2025 A, GO Bonds	5.00%	08/01/2035	5	5,801
				543,895
Massachusetts-4.91%
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2035	5	4,836
Massachusetts (Commonwealth of), Series 2019 D, GO Bonds	3.00%	05/01/2035	5	4,913
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2035	5	4,927
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2035	5	5,710
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2035	50	57,190
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2035	25	28,639
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2035	10	11,508
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2040	30	33,716
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	$10	$ 10,729
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	50	52,535
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	45	46,655
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2039	25	28,269
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2045	5	5,418
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	10	10,741
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	10	10,656
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	10	10,563
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2041	75	84,010
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2042	10	11,103
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2045	10	10,849
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2046	20	21,505
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2039	5	5,669
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2040	100	112,735
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2046	20	21,551
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	30	31,616
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	150	155,861
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	50	51,907
Massachusetts (Commonwealth of), Series 2025, Ref. RB	5.00%	06/01/2045	5	5,442
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2035	10	11,640
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2037	10	11,486
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	70	76,236
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	110	118,016
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	65	69,147
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2037	5	5,740
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	100	108,947
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.50%	06/01/2050	15	15,846
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2050	75	78,472
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	50	53,112
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	50	53,571
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2039	10	11,279
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2040	30	33,661
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	55	57,362
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB	5.00%	10/01/2039	175	196,038
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	90	94,809
Massachusetts (Commonwealth of) Development Finance Agency (Smith College), Series 2025, Ref. RB	5.00%	07/01/2035	30	35,259
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.00%	07/01/2035	50	55,320
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	50	52,431
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	285	296,187
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	30	32,363
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2037	5	5,721
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2038	45	51,018
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2041	5	5,571
				2,368,485
Michigan-0.85%
Grand Rapids (City of), MI, Series 2025, GO Bonds	5.00%	04/01/2055	10	10,325
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2035	20	22,873
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2035	40	45,489
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2050	$10	$ 10,619
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	10	10,586
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	10	10,415
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2035	5	5,764
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	10	10,438
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2035	10	11,329
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2045	125	131,960
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	115	119,197
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2044	20	21,708
				410,703
Minnesota-0.36%
Metropolitan Council, Series 2026 A, Ref. GO Bonds	5.00%	03/01/2035	5	5,792
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	65	74,851
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2035	5	5,758
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2035	5	5,805
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	50	57,192
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	15	17,066
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2035	5	5,805
				172,269
Mississippi-0.12%
Mississippi (State of) Development Bank (Lamar County School District), Series 2025, RB	5.00%	06/01/2050	10	10,379
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	40	41,016
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	5	5,290
				56,685
Missouri-0.19%
Lindbergh School District, Series 2025, GO Bonds	5.50%	03/01/2043	5	5,581
Missouri (State of) Health & Educational Facilities Authority, Series 2025 A, Ref. RB	5.00%	04/01/2035	10	11,367
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2035	10	11,200
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2037	45	50,470
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2035	10	11,464
				90,082
Montana-0.06%
Montana State Board of Regents, Series 2025, RB, (INS - AGI)(a)	4.50%	11/15/2054	30	30,056
Nebraska-0.44%
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.00%	02/01/2039	10	11,172
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.00%	02/01/2045	5	5,385
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	125	132,865
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	5	5,231
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	25	25,928
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2037	30	33,575
				214,156
Nevada-0.26%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2035	5	5,623
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2035	10	11,397
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2037	10	11,248
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2039	25	27,779
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	5	5,444
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	55	59,028
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2035	5	5,706
				126,225
New Hampshire-0.57%
New Hampshire (State of) Business Finance Authority, Series 2025, RB	5.25%	06/01/2044	85	91,001
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	$15	$ 15,046
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, RB	5.00%	06/01/2035	50	58,080
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	105	112,489
				276,616
New Jersey-1.31%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2025 B, Ref. RB	5.00%	07/01/2035	5	5,829
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2035	80	90,764
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2035	25	28,364
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2037	30	33,972
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2038	10	11,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2039	5	5,590
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2040	40	44,447
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2041	15	16,569
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	30	32,889
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	40	43,584
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	60	64,182
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	90	93,365
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	100	102,746
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	5	5,442
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	50	53,403
				632,397
New York-20.78%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	80	84,727
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	80	85,400
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	10	11,230
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	25	27,375
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	150	160,331
Build NYC Resource Corp. (Urban Resource Insititute ), Series 2025, RB	5.50%	12/01/2051	165	174,351
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2035	10	11,478
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.00%	09/01/2037	10	11,490
Metropolitan Transportation Authority, Series 2025 B, Ref. RB	5.00%	11/15/2041	15	16,395
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2040	5	5,466
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	20	20,707
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	5	5,375
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	15	16,333
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	50	53,695
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	15	15,565
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2035	50	47,380
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2047	80	85,809
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	100	104,625
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2044	20	22,101
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2045	40	43,756
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.00%	10/15/2039	10	11,461
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.25%	10/15/2051	10	10,783
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2039	25	28,364
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	30	31,624
New York & New Jersey (States of) Port Authority, Two Hundred Forty Four Series 2024, Ref. RB	5.00%	07/15/2035	20	23,118
New York (City of), NY, Series 2006, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2035	10	11,267
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2035	25	28,099
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2035	5	5,605
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2035	50	56,080
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2035	10	11,430
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2035	10	11,439
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2037	10	11,204
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2039	10	11,091
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2040	5	5,519
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	100	109,043
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	$95	$ 102,371
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2046	5	5,270
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	110	116,146
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	15	15,381
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2042	35	37,974
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2043	50	54,018
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2044	25	26,824
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2045	10	10,651
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	40	41,023
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,430
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2035	5	5,698
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2035	175	199,428
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2037	75	84,232
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2039	45	50,012
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	25	27,386
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	15	16,264
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	35	37,224
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	50	52,853
New York (City of), NY, Subseries 2026 F-1, GO Bonds	5.00%	08/01/2035	20	22,860
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	25	29,004
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	25	27,462
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	75	79,866
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	60	62,144
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2035	15	17,402
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2037	70	80,201
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2038	10	11,353
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.50%	06/15/2038	5	5,914
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2039	20	22,586
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.50%	06/15/2039	25	29,415
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	150	155,171
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2035	30	34,804
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	100	105,761
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2035	10	11,601
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	20	21,880
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	125	130,560
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	08/01/2035	10	9,591
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2035	10	11,362
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2035	5	5,663
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2035	20	22,653
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2039	20	22,316
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2040	25	27,769
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2041	10	11,018
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	10	10,969
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	50	53,724
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	10	10,822
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2035	10	11,423
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2037	10	11,301
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2038	15	16,817
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2039	10	11,158
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2041	100	110,180
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	15	16,342
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	15	16,119
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	150	159,604
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	170	182,662
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	170	181,045
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	75	77,855
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	180	189,271
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2035	25	28,317
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2035	$10	$ 11,394
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2036	10	11,286
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2037	10	11,211
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2038	95	105,705
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2039	25	27,694
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2040	5	5,513
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	55	60,348
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	110	118,733
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	50	54,651
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	85	90,203
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	100	106,215
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	10	10,384
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	105	113,975
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2035	10	11,625
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	35	39,076
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	5	5,545
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2042	25	27,315
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	30	32,140
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	50	52,530
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	40	41,971
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	15	17,178
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	20	22,904
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	25	28,484
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2036	15	16,929
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2037	10	11,211
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	50	55,634
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	5	5,563
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	35	38,590
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.00%	02/01/2035	20	18,530
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2039	15	17,335
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	40	39,300
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2035	5	5,772
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2035	10	11,382
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2039	75	84,270
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2040	20	22,391
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	15	16,650
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	95	104,659
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	25	27,357
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	115	123,481
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	55	57,129
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	215	222,318
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2035	15	17,394
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2037	20	22,705
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2037	20	23,144
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2038	15	16,918
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2038	15	17,251
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2039	115	129,028
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2039	10	11,431
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2040	5	5,578
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2040	10	11,362
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	15	16,602
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	70	78,528
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	30	32,997
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	20	21,823
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	5	5,560
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	40	43,211
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	5	5,361
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	15	16,203
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	$35	$ 37,022
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	100	104,221
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	25	26,618
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	103,945
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	130	134,181
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2035	10	11,546
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2038	5	5,675
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2039	15	16,918
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2040	5	5,605
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	25	27,114
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	100	108,558
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	105	113,400
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	125	129,403
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	10	10,069
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	60	64,026
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2035	15	17,244
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	100	106,835
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2050	10	10,636
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	40	42,032
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	10	10,907
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2035	95	106,557
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2041	10	11,173
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	100	108,780
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	5	5,336
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	20	21,156
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	50	52,074
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	80	82,512
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	55	56,667
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	15	16,598
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	80	82,960
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2035	15	17,232
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	400	455,865
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2035	5	5,796
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	20	21,281
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	35	36,737
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	10	10,830
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2035	15	14,884
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2036	35	40,310
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	75	83,023
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	120	131,878
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	35	38,057
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	20	21,530
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	65	70,121
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	20	20,882
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.00%	11/15/2043	100	108,730
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.25%	11/15/2050	100	106,331
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.50%	11/15/2053	20	21,595
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	150	158,775
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	90	96,775
Utility Debt Securitization Authority, Series 2025 TE-1, RB	5.00%	12/15/2043	100	112,354
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	06/15/2037	50	58,357
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2039	60	69,426
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2040	10	11,503
				10,011,583
North Carolina-0.58%
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2035	15	17,490
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2037	5	5,735
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2039	$5	$ 5,661
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2040	30	33,797
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	40	43,009
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	20	20,516
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2035	10	11,566
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2039	20	22,538
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2035	10	11,534
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2037	20	22,677
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2038	50	56,380
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2039	10	11,134
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2040	10	10,997
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2041	5	5,438
				278,472
North Dakota-0.05%
North Dakota (State of) Housing Finance Agency, Series 2024, Ref. RB	5.00%	10/01/2035	20	22,928
Ohio-1.97%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2039	5	5,510
Franklin (County of), OH, Series 2025, Ref. RB	5.25%	11/01/2055	10	10,437
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	100	101,662
Ohio (State of), Series 2017, Ref. RB	3.25%	01/01/2035	10	9,752
Ohio (State of), Series 2024, Ref. RB	5.00%	01/01/2035	25	28,323
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2035	10	11,574
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2035	10	11,584
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2040	10	11,260
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2035	10	11,602
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2035	30	34,833
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2036	10	11,487
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2037	45	51,412
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2035	10	11,462
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2035	5	5,787
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2040	10	11,233
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	75	83,997
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2046	50	54,882
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	25	27,224
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	06/01/2035	15	17,437
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	12/01/2035	90	104,607
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2035	10	11,508
Ohio State University (The), Series 2026, Ref. RB	5.00%	06/01/2035	180	208,164
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	50	51,231
Toledo City School District, Series 2025, GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2054	5	5,169
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2050	20	20,879
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	35	36,211
				949,227
Oklahoma-0.83%
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2055	100	106,148
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2037	10	11,360
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2038	20	22,578
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2039	35	39,142
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2040	10	11,199
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	25	27,820
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	55	59,521
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	$15	$ 16,043
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	50	53,408
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	50	53,079
				400,298
Oregon-0.98%
Clackamas Community College District, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	5	5,404
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2037	55	62,784
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2039	15	16,940
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2041	5	5,583
Oregon (State of), Series 2025, Ref. GO Bonds	5.25%	05/01/2045	5	5,512
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2035	10	11,583
Oregon (State of) Department of Transportation, Series 2024, RB	5.00%	05/15/2035	5	5,688
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	20	20,215
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2035	35	40,484
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2039	5	5,636
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2042	5	5,651
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2045	30	33,069
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	40	41,984
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2035	20	23,065
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2036	15	17,111
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2037	15	16,967
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2038	5	5,618
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2039	20	22,372
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	120	125,289
				470,955
Pennsylvania-2.61%
Delaware Valley Regional Finance Authority, Series 2024 A, Ref. RB	4.00%	09/01/2035	45	46,758
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	75	74,028
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	02/01/2035	5	4,862
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2035	10	9,627
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	5.00%	08/15/2035	20	22,755
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2035	5	5,742
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	3.00%	09/15/2035	25	23,985
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2035	10	11,509
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	180	193,288
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.25%	08/15/2050	100	106,580
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2035	25	28,340
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	12/01/2039	5	5,579
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2038	50	56,562
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2039	10	11,262
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2040	5	5,600
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2043	30	32,872
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2045	5	5,403
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2035	40	45,229
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	15	15,985
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	100	106,106
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	50	51,906
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.00%	12/01/2039	5	5,656
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.25%	12/01/2050	5	5,366
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2035	5	5,731
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2038	10	11,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2040	10	11,057
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2040	5	5,545
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	20	21,807
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025-I, RB	5.00%	12/01/2037	$10	$ 11,438
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2035	5	5,773
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	50	53,499
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2035	15	17,209
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2039	20	22,334
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2040	10	11,098
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	40	44,318
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	10	11,018
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	100	111,805
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	25	27,752
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2035	10	11,473
				1,258,081
Rhode Island-0.07%
Rhode Island (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	30	32,712
South Carolina-0.52%
Charleston (City of), SC, Series 2021, Ref. RB	4.00%	01/01/2035	5	5,376
Clemson University, Series 2025 A, RB	5.00%	05/01/2055	100	104,081
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2036	10	11,274
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2038	5	5,574
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2039	5	5,545
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2040	10	11,029
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2041	5	5,498
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2044	5	5,381
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2045	5	5,336
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2046	25	26,389
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	45	47,396
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2045	5	5,336
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2046	10	10,556
				248,771
Tennessee-0.39%
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	15	15,504
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	5.00%	01/01/2035	10	11,326
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 D, Ref. GO Bonds	5.00%	01/01/2035	140	161,389
				188,219
Texas-15.14%
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	10	10,584
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	52,722
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	36,931
Austin (City of), TX, Series 2025, Ctfs. Of Obligations	5.00%	09/01/2041	10	11,146
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2042	50	55,466
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2044	10	10,952
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2045	10	10,855
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2041	10	11,146
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2044	10	10,952
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2044	75	81,794
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	15	16,163
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2050	50	52,236
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	50	51,880
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	30	34,102
Bastrop Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	50	52,845
Blue Ridge Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2055	20	21,506
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2035	10	11,478
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2035	50	57,082
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2035	15	17,342
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2035	$15	$ 17,342
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	15	16,278
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,756
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	51,866
Cedar Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2051	10	10,676
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	15,905
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	22,977
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10	10,716
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	5	5,550
Community Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	103,441
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	5	5,669
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,550
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,214
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	44,665
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,088
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	38,551
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10	10,948
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	35	39,250
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	50	52,620
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	30	30,763
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	35	36,788
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2035	15	17,059
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,696
Denton Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	20	21,999
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	67,820
Fairfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	10	10,567
Farmersville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	52,759
Ferris Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	51,830
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	10	10,525
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	50	52,197
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	30	31,817
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	50	52,819
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,456
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2037	5	5,841
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	15,850
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2035	15	17,055
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.25%	09/15/2055	15	15,886
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2042	80	86,724
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2044	20	21,439
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	10	10,651
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2046	85	89,830
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	10	10,602
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	80	82,328
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2035	30	33,654
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2043	$5	$ 5,523
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	100	106,152
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	52,649
Houston (City of), TX, Series 2025 B, RB	5.50%	07/01/2055	45	48,011
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,522
Humble Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	10	10,337
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	35	39,985
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	50	51,857
Iraan Sheffield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	100	100,941
Judson Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	5	5,706
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2050	25	26,312
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	50	52,346
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	20	22,768
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	10	11,313
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	50	56,138
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	25	27,855
Liberty Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2055	50	51,789
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,627
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,695
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2037	25	28,180
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2038	5	5,605
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2039	10	11,151
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2042	20	22,396
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2044	20	22,148
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	40	42,469
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	40	43,098
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	57,641
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	20	21,178
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2050	10	10,148
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	75	79,527
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	100	105,165
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	15	16,487
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,354
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	$100	$ 106,652
Needville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	50	51,863
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2040	10	11,228
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2041	40	44,702
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2044	15	16,328
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2045	15	16,157
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	10	11,352
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2035	40	45,521
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2041	15	16,450
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2042	5	5,447
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	20	21,671
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	25	26,885
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	30	31,062
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	15	17,156
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2035	30	33,650
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2037	5	5,631
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2039	155	172,304
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	135	140,291
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	51,142
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	180	188,084
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2035	25	29,333
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2035	25	28,521
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2035	65	75,152
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	105	108,919
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	50	52,180
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	5	5,272
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	57,519
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	40	42,207
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	100	105,748
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	55	58,035
Red River Education Finance Corp., Series 2024, Ref. RB	5.00%	03/15/2035	10	11,397
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	5	5,691
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	20	22,415
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	30	33,429
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	25	27,613
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	35	36,931
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	165	173,522
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2035	5	5,674
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2039	20	22,238
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2040	20	22,116
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2041	15	16,491
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	60	64,864
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	45	47,862
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	60	63,260
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2024 E, RB	5.00%	02/01/2040	$10	$ 11,058
San Antonio (City of), TX, Series 2024 E, RB	5.00%	02/01/2044	10	10,811
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	30	31,908
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2041	25	27,485
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2042	15	16,386
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2035	10	11,419
San Antonio (City of), TX, Series 2025 C, Ref. RB	5.00%	05/15/2044	10	10,917
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	50	53,620
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	5	5,554
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	150	158,389
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2035	5	5,659
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2039	15	16,632
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	75	80,222
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	25	25,624
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2040	5	5,518
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2041	50	55,022
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2042	25	27,314
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	15	16,019
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	100	105,883
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	105	107,307
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2040	55	61,633
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2041	25	27,965
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	15	16,483
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2035	10	11,209
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2035	30	33,557
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2035	50	48,286
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	15	14,486
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2038	10	11,340
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.00%	10/15/2039	100	102,638
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2044	45	49,018
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2045	20	20,353
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2050	50	50,666
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2055	115	115,684
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.80%	10/15/2056	120	121,125
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2035	10	11,384
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	20	21,950
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2037	30	34,023
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2038	20	22,509
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2039	25	27,947
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2040	10	11,134
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	25	27,183
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	25	26,982
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	100	104,668
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	100	106,962
Tomball Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	25	24,844
Travis County Healthcare District, Series 2025, GO Bonds	5.00%	03/01/2050	50	52,043
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	5	5,283
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	50	53,487
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	30	30,282
				7,296,108
Utah-0.59%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2040	30	33,136
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2042	5	5,581
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	$5	$ 5,465
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	20	21,755
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2043	30	32,547
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2045	15	16,003
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	50	52,510
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2035	15	17,140
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2035	35	40,053
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2037	10	11,485
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	35	38,874
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	10	11,007
				285,556
Virginia-0.34%
Fairfax (County of), VA, Series 2026 A, GO Bonds	4.00%	10/01/2036	20	21,189
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2035	5	5,635
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	10	10,336
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	3.00%	02/01/2035	70	68,374
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	3.00%	02/01/2035	10	9,725
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2035	10	11,353
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2041	5	5,571
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2043	10	10,997
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2035	10	11,399
Virginia Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2055	10	10,348
				164,927
Washington-4.43%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2035	15	17,067
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2039	10	11,238
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2037	25	28,461
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2038	130	147,194
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2041	30	33,404
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	25	27,452
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	15	16,569
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2035	110	125,839
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2035	75	85,564
King County School District No. 401 Highline, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2044	10	10,887
Pierce County School District No 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	10	11,449
Pierce County School District No 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	55	62,599
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	10	11,237
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	10	11,175
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,126
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2035	5	5,751
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2037	10	11,425
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2038	10	11,359
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2039	20	22,595
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	55	58,151
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (Port of), WA, Series 2025, RB	5.25%	10/01/2050	$55	$ 58,747
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	5	5,283
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2038	15	17,010
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2039	45	50,713
Tacoma (City of), WA, Series 2025 B, Ref. RB	5.00%	01/01/2035	5	5,744
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	60	63,107
University of Washington, Series 2024 A, RB	5.00%	04/01/2035	20	22,719
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2037	50	56,650
Washington (State of), Series 2023, GO Bonds	5.00%	02/01/2035	70	79,556
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,703
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2035	20	22,730
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2035	5	5,703
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2035	5	5,700
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2037	20	22,667
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2039	10	11,218
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2035	40	45,908
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2038	40	45,102
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	50	55,103
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	15	16,363
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	95	102,763
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	40	42,882
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2047	15	15,951
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2035	5	5,772
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2038	10	11,313
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	150	165,566
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	30	32,333
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2035	15	17,377
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2039	15	16,926
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2040	60	67,344
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2037	5	5,698
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2039	15	16,911
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2040	15	16,825
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2042	25	27,676
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2046	5	5,355
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	35	36,864
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	30	31,517
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	100	105,447
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2025, RB	5.00%	10/01/2035	85	93,413
				2,134,201
West Virginia-0.04%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	20	21,219
Wisconsin-0.55%
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2035	20	22,808
Wisconsin (State of), Series 2025-2, Ref. GO Bonds	5.00%	05/01/2038	5	5,677
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2035	25	28,978
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2048	65	68,182
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc.), Series 2025, RB	5.25%	08/15/2050	40	41,495
Wisconsin (State of) Public Finance Authority, Series 2025, RB	5.00%	07/01/2035	90	99,213
				266,353
TOTAL INVESTMENTS IN SECURITIES(b)-98.67% (Cost $47,669,974)				47,548,165
OTHER ASSETS LESS LIABILITIES-1.33%				641,511
NET ASSETS-100.00%				$48,189,676

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026, for each Fund (except for the "BulletShares Municipal Bond ETFs", which consist of: Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF, Invesco BulletShares 2033 Municipal Bond ETF, Invesco BulletShares 2034 Municipal Bond ETF and Invesco BulletShares 2035 Municipal Bond ETF. As of May 31, 2026, all of the securities in BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,898,997,997	$-	$3,898,997,997
Money Market Funds	65,437,054	60,403,878	-	125,840,932
Total Investments	$65,437,054	$3,959,401,875	$-	$4,024,838,929
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,560,498,763	$-	$4,560,498,763
Money Market Funds	9,577,080	286,560,146	-	296,137,226
Total Investments	$9,577,080	$4,847,058,909	$-	$4,856,635,989
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,448,407,518	$-	$3,448,407,518
Money Market Funds	4,015,746	266,778,601	-	270,794,347
Total Investments	$4,015,746	$3,715,186,119	$-	$3,719,201,865
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,784,753,337	$-	$2,784,753,337
Money Market Funds	5,705,571	268,410,567	-	274,116,138
Total Investments	$5,705,571	$3,053,163,904	$-	$3,058,869,475
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,508,684,370	$-	$2,508,684,370
Money Market Funds	6,309,380	231,051,969	-	237,361,349
Total Investments	$6,309,380	$2,739,736,339	$-	$2,746,045,719

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,695,980,199	$-	$1,695,980,199
Money Market Funds	587,871	45,081,235	-	45,669,106
Total Investments	$587,871	$1,741,061,434	$-	$1,741,649,305
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,421,747,933	$-	$1,421,747,933
Money Market Funds	2,586,985	49,485,450	-	52,072,435
Total Investments	$2,586,985	$1,471,233,383	$-	$1,473,820,368
Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,016,184,845	$-	$1,016,184,845
Money Market Funds	1,396,798	25,978,846	-	27,375,644
Total Investments	$1,396,798	$1,042,163,691	$-	$1,043,560,489
Invesco BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$539,384,550	$-	$539,384,550
Money Market Funds	638,533	10,694,938	-	11,333,471
Total Investments	$638,533	$550,079,488	$-	$550,718,021
Invesco BulletShares 2035 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$254,751,501	$-	$254,751,501
Money Market Funds	1,279,775	6,339,758	-	7,619,533
Total Investments	$1,279,775	$261,091,259	$-	$262,371,034
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$623,202,465	$-	$623,202,465
Money Market Funds	390,899,416	36,943,691	-	427,843,107
Total Investments	$390,899,416	$660,146,156	$-	$1,051,045,572
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$806,670,130	$-	$806,670,130
Money Market Funds	83,307,928	110,501,134	-	193,809,062
Total Investments	$83,307,928	$917,171,264	$-	$1,000,479,192
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$681,051,210	$1,005	$681,052,215
Money Market Funds	6,766,656	84,962,277	-	91,728,933
Total Investments	$6,766,656	$766,013,487	$1,005	$772,781,148
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$516,345,712	$221	$516,345,933
Money Market Funds	3,372,512	21,802,282	-	25,174,794
Total Investments	$3,372,512	$538,147,994	$221	$541,520,727
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$269,636,028	$-	$269,636,028
Money Market Funds	143,441	19,398,376	-	19,541,817
Total Investments	$143,441	$289,034,404	$-	$289,177,845
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$87,720,269	$-	$87,720,269
Money Market Funds	70,936	-	-	70,936
Total Investments	$70,936	$87,720,269	$-	$87,791,205

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$39,781,619	$-	$39,781,619
Money Market Funds	682,292	3,432,708	-	4,115,000
Total Investments	$682,292	$43,214,327	$-	$43,896,619
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$17,297,560	$-	$17,297,560
Money Market Funds	81,075	717,216	-	798,291
Total Investments	$81,075	$18,014,776	$-	$18,095,851